'33 Act File No. 333-137202
'40 Act File No. 811-08301

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-6

REGISTRATION UNDER THE SECURITIES ACT OF 1933
Pre-effective Amendment No.	☐
Post-effective Amendment No. 8	☑

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 166	☑
(Check appropriate box or boxes.)

NATIONWIDE VLI SEPARATE ACCOUNT-4
(Exact Name of Registrant)

NATIONWIDE LIFE INSURANCE COMPANY
(Name of Depositor)

One Nationwide Plaza
Columbus, Ohio 43215
(Address of Depositor's Principal Executive Offices)  (Zip Code)

Depositor's Telephone Number, including Area Code:  (614) 249-7111

Robert W. Horner, III
Vice President and Secretary
One Nationwide Plaza
Columbus, Ohio 43215
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:   May 1, 2010 .

It is proposed that this filing will become effective (check appropriate box)
☐            immediately  upon filing pursuant to paragraph (b)
☑            on ( May 1, 2010 ) pursuant to paragraph (b)
☐           60 days after filing pursuant to paragraph (a)(1)
☐           on (date) pursuant to paragraph (a)(1)

If appropriate, check the following box:
☐           this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Next Generation Corporate Variable Universal Life ®

Corporate Flexible Premium Variable Universal Life Insurance

Issued by

Nationwide Life Insurance Company

Through its

Nationwide VLI Separate Account-4

Supplement dated May 1, 2010 to Prospectus dated May 1, 2010

This supplement updates certain information contained in your prospectus.  Please read it and keep it with your prospectus for future reference.

THIS SUPPLEMENT UPDATES INFORMATION IN THE PROSPECTUS ASSOCIATED WITH POLICIES WITH  APPLICATIONS DATED ON OR AFTER SEPTEMBER 30, 2008.  IF YOUR POLICY'S APPLICATION IS DATED BEFORE SEPTEMBER 30, 2008.  THE CONTENTS OF THIS SUPPLEMENT ARE NOT APPLICABLE TO YOUR POLICY.

1.
Fee Table.  The "Periodic Charges Other Than Mutual Fund Operating Expenses" table is amended by deleting the Base Policy Cost of Insurance, Supplemental Insurance Rider Cost of Insurance, Base Policy Specified Amount Charge, and Supplemental Insurance Rider Specified Amount Charge and replacing them with the following:

Periodic Charges Other Than Mutual Fund Operating Expenses
Charge	When Charge is Deducted	Amount Deducted From Cash Value (deductions are separated by Policy Component A, B, C and D where applicable)
Base Policy Cost of Insurance(1)

Maximum(2)

Minimum

Representative: an individual issue age 40, non-tobacco, in the tenth policy year, Death Benefit option 1, issued on a short-form, non-medical basis.
Representative Cost by Policy Component Net Amount At Risk (3)
	Monthly	A	B	C	D
		$83.33 per $1,000 of Net Amount At Risk. $0.03 per $1,000 of Net Amount At Risk. $0.24	$83.33 per $1,000 of Net Amount At Risk. $0.03 per $1,000 of Net Amount At Risk. $0.21	$83.33 per $1,000 of Net Amount At Risk. $0.03 per $1,000 of Net Amount At Risk. $0.22	$83.33 per $1,000 of Net Amount At Risk. $0.03 per $1,000 of Net Amount At Risk. $0.24

Periodic Charges Other Than Mutual Fund Operating Expenses (Continued)
Supplemental Insurance Rider Cost of Insurance(4)

Maximum (2)

Minimum

Representative: an individual issue age 40, non-tobacco, in the tenth policy year, issued on a short-form, non-medical basis.
Representative Cost by Policy Component Net Amount at Risk(3)
	Monthly	A	B	C	D
		$83.33 per $1,000 of Rider Net Amount at Risk. $0.02 per $1,000 of Rider Net Amount at Risk. $0.16	$83.33 per $1,000 of Rider Net Amount at Risk. $0.02 per $1,000 of Rider Net Amount at Risk. $0.15	$83.33 per $1,000 of Rider Net Amount at Risk. $0.02 per $1,000 of Rider Net Amount at Risk. $0.15	$83.33 per $1,000 of Rider Net Amount at Risk. $0.02 per $1,000 of Rider Net Amount at Risk. $0.10
Base Policy Specified Amount Charge Maximum Current(5)	Monthly	$0.40 per $1,000 of Base Specified Amount. $0.08 per $1,000 of Base Specified Amount.
Supplemental Insurance Rider Specified Amount Charge (4) Maximum Current (6)	Monthly	$0.40 per $1,000 of Rider Specified Amount. $0.02 per $1,000 of Rider Specified Amount.

 (1) The Cost of Insurance Charge varies according to the Insured's age, sex (if not unisex classified), tobacco use, Substandard Ratings, underwriting class, the number of years from the Policy Date, the Base Specified Amount, and the elected policy component configurations.  The Cost of Insurance Charge for coverage under the Supplemental Insurance Rider is different.

(2) The maximum Cost of Insurance does not include substandard rated policies.  For substandard rated policies, the maximum Cost of Insurance is $125.00 per $1,000 of Net Amount at Risk, taken proportionally from the Sub-Accounts and fixed account.

(3) This amount may not be representative of your cost.  Ask for a policy illustration for information on your cost.

(4) This charge will only be assessed if you purchase this optional rider.

 (5) This charge is only assessed on the Base Specified Amount.  A different charge will be applied for any Rider Specified Amount under the Supplemental Insurance Rider.  For policy years 21 and later, the charge applied per $1,000 is reduced to $0.01 per $1,000 of Base Specified Amount.

(6) This charge is only assessed on the Rider Specified Amount.  A different charge will be applied for any Base Specified Amount under the policy.  For policy years 21 and later, the charge applied per $1,000 is reduced to $0.01 per $1,000 of Rider Specified Amount.

2.	Purchasing the Policy. The "Purchasing the Policy" sub-section of "The Policy" section of the prospectus is amended by adding the following:

We reserve the right to modify the minimum annual premium per owner on a prospective basis to newly issued policies at any time.

3.	Base Specified Amount Charge. The "Base Specified Amount Charge" sub-section of the "Policy Charges" section of the prospectus is deleted and replaced with the following:

Base Specified Amount Charge

We deduct a monthly Base Specified Amount Charge from the policy's Cash Value to compensate us for sales, underwriting, distribution and issuance of the policy.  The charge applicable to your policy depends on the Total Specified Amount and is the same for all base policy component configurations.  The maximum guaranteed Base Specified Amount Charge is $0.40 per $1,000 of Specified Amount.

The table below shows the current Base Specified Amount Charges.  The Base Specified Amount Charge will be deducted proportionally from your Sub-Account allocations and the fixed account.

Base Specified Amount Charges

Policy Year	Amount of Total Specified Amount
1 through 20	$0.08 per $1,000
21 and thereafter	$0.01 per $1,000

A distinct Rider Specified Amount charge applies to the Supplemental Insurance Rider.  If you elect that rider, the total specified amount charges you pay will depend upon the allocation of Total Specified Amount between the base policy and the Supplemental Insurance Rider.  To determine total specified amount charges, you must add the amount of the Base Specified Amount charge to the Rider Specified Amount charge.  Total charges are a weighted average of the amount of Base Specified Amount and Rider Specified Amount.  The end result is a charge blending.  For further explanation of this blending, including an example, see the "Supplemental Insurance Rider Specified Amount Charge" section below.

4.
Supplemental Insurance Rider Specified Amount Charge.  The paragraphs under the sub-heading "Rider Specified Amount Charge" of the sub-section "Supplemental Insurance Rider Specified Amount Charge" in the "Policy Riders and Rider Charges" section of the prospectus is deleted and replaced with the following:

Rider Specified Amount Charge

If you purchase the Supplemental Insurance Rider, we deduct a monthly Rider Specified Amount Charge from the policy's Cash Value to compensate us for sales, underwriting, distribution, and issuance of the rider.  The charge applicable to your policy depends on the Total Specified Amount and the allocation of the Total Specified Amount between Base Specified Amount and Rider Specified Amount. The Rider Specified Amount Charge is the same for all policy component configurations.

The Rider Specified Amount Charge will be deducted proportionally from your Sub-Account allocations and the fixed account. The table below shows the current Rider Specified Amount Charges.

Rider Specified Amount Charges

Policy Year	Amount of Total Specified Amount
1 through 20	$0.02 per $1,000
21 and thereafter	$0.01 per $1,000

The maximum guaranteed Supplemental Insurance Rider Specified Amount Charge is $0.40 per $1,000 of Specified Amount.

To determine total specified amount charges, you must add the amount of the Base Specified Amount charge to the Rider Specified Amount charge.  Total charges are a weighted average of the amount of Base Specified Amount and Rider Specified Amount you elected.  The end result is a charge blending.

Here is an example of how charges are blended if you elect Base Specified Amount and Rider Specified Amount.

For this example, assume the following:

Total Specified Amount = $150,000.

Base Specified Amount = 50% or $75,000.

Rider Specified Amount = 50% or $75,000.

The policy is less than 20 years old.

The charges are calculated in three parts.

The first part uses the following formula:

Base Specified Amount Charge  = [(BA x BSAC)] x [$TSA/$1,000]

Where:

BA = Base Specified Amount Allocation (as a percentage)

BSAC = Base Specified Amount Charge

TSA = Total Specified Amount Base Specified Amount Charge = [(50%x$0.08)]x[$150,000/$1,000] = $6.00

           The second part uses the following formula:

Rider Specified Amount Charge  = [(RA x RSAC)] x [$TSA/$1,000]

Where:

RA = Rider Specified Amount Allocation (as a percentage)

RSAC = Rider Specified Amount Charge

TSA = Total Specified Amount

Rider Specified Amount Charge = [(50%x$0.02)]x[$150,000/$1,000] = $1.50

The third part simply adds the results of the first two formulas:

= [$6.00] + [$1.50]

= $7.50

5.	Policy Maturity. The "Policy Maturity" section of the prospectus is deleted and replaced with the following:

Policy Maturity

The Maturity Date of the policy will automatically be extended if the policy is In Force on the Maturity Date, unless you elect otherwise.  Refer to the Extending the Maturity Date section below for additional information.  Note:  if the Supplemental Insurance rider is in effect, the Maturity Date with respect to Rider Specified Amount is not extended.  The Maturity Date will not be extended if such extension would cause the policy to fail the definition of life insurance under the Code.

If you elect not to extend the Maturity Date and the policy is In Force, we will pay the Proceeds to you, generally, within 7 days after we receive your written request at our Home Office.  The payment of Proceeds will be postponed, however, when: the New York Stock Exchange is closed; the SEC restricts trading or declares an emergency; the SEC permits us to defer it for the protection of our policy owners; or the Proceeds are to be paid from the fixed account.  The Proceeds will equal the policy's Cash Value minus any Indebtedness and will be paid directly to you in a lump sum, unless you elect to leave the Proceeds on deposit with us (or an affiliate) in an interest-bearing account.  After we pay the Proceeds, the policy is terminated.

Extending the Maturity Date

If the Maturity Date is extended the new Maturity Date will be the date of the Insured's death, at which time we will pay the Proceeds to the Beneficiary.  During this Maturity Date extension, the policy will operate the same as it did prior to the extension, except as follows:

(1)	no changes to the Total Specified Amount will be allowed;

(2)	the Proceeds will equal the Cash Value;

(3)	Death Benefit Options 2 and 3 will be changed to a revised Death Benefit 1 where the death benefit equals the Cash Value only;

(4)	no additional Premium payments will be allowed;

(5)	no additional periodic charges will be deducted; and

(6)	100% of the policy's Cash Value will be transferred to the fixed account.

When the Maturity Date has been extended, we will endorse the policy to reflect the changes above.

The primary purpose of Maturity Date extension is to continue the life insurance coverage, and avoid current income taxes on any earnings in excess of your cost basis if the maturity Proceeds are taken.  See, "Surrendering the Policy ; Maturity ," in the "Taxes" section of this prospectus for additional information.

Assuming you have no outstanding loans on the Maturity Date and that no partial surrenders or loans are taken after the Maturity Date, the Proceeds after the Maturity Date will equal or exceed the Proceeds at maturity.  However, because the loan interest rate charged may be greater than loan interest credited, if you have an outstanding loan on or after the Maturity Date, Proceeds after the Maturity Date may be less than the Proceeds at maturity.

6.	The definition of Maturity Date. The Maturity Date definition in the "Appendix B: Definitions" section of the prospectus is deleted and replaced with the following:

Maturity Date – The date on which insurance coverage provided by the Policy is scheduled to end.  The Policy is automatically extended past the Maturity Date with modified benefits unless you elect otherwise. The Maturity Date is the anniversary of the Policy Date on or next following the Insured's 100th birthday.

7.
Appendix C: Blending Examples of Policy Charges.  The Blending Examples of Policy Charges in the "Appendix C: Blending Examples of Policy Charges" section of the prospectus is deleted and replaced with the following:

Blending Examples of Policy Charges
Guaranteed Issue Policy With Specified Amount of $150,000
(Assuming No Premiums From Section 1035 Exchange)

Example #1 - Total Specified Amount Equals
Base Specified Amount
			Blended
	Component B	Component D	50% Comp B and
			50% Comp D
	Premium Load
Yr 1	10.00%	0.00%	5.00%(1)
Yr 2	8.00%	0.00%	4.00%
Yr 3	6.00%	0.00%	3.00%
Yr 4	4.00%	0.00%	2.00%
Yr 5+	2.00%	0.00%	1.00%
	Deferred Premium Load
Yr 1	0.00%	0.00%	0.00%
Yr 2-5	0.00%	0.00%	0.00%

Monthly Charges
Ratio of Cash Value to 7-Pay Premium(2) (on a monthly anniversary)Ratio of CV to 7-Pay	Annualized Variable Sub-Account Asset Charge
Under 125%	0.25%	0.60%	0.43%(3)
125%-249%	0.23%	0.55%	0.39%
250%-374%	0.20%	0.50%	0.35%
375%-499%	0.18%	0.46%	0.32%
500%-649%	0.16%	0.42%	0.29%
	Specified Amount Charge

Yr 1	$12.00(4)	$12.00	$12.00
Yr 2	$12.00	$12.00	$12.00
Yr 3	$12.00	$12.00	$12.00
Yr 4	$12.00	$12.00	$12.00
Yr 5	$12.00	$12.00	$12.00
	Cost of Insurance Per $1,000 for Issue Age 45

Yr 1	0.082	0.160	0.121
Yr 2	0.101	0.174	0.138
Yr 3	0.120	0.190	0.155
Yr 4	0.140	0.207	0.174
Yr 5	0.163	0.225	0.194

(1) Blended 5.00% = [50% x (Component B @ 10.00%)] plus [50% x (Component D @ 0%)]
(2) The 7-Pay Premium is established as of the Policy Date and will not change.
(3) Blended 0.43% = [50% x (Component B @ 0.25%)] plus [50% x (Component D @ 0.60%)]
(4) $12.00 Specified Amount Charge = [(Total Specified Amount) ($.08)/1,000]

Blending Examples of Policy Charges
Guaranteed Issue Policy With Specified Amount of $150,000
(Assuming No Premiums From Section 1035 Exchange)
Example #2 - Base and Rider Specified Amounts Equal 80% and 20% of Total Specified Amount, Respectively

							Blended 50% Comp B
	Component B			Component D			and 50% Comp D

		Target	Excess		Target	Excess		Target	Excess
	Premium Load
Yr 1		10.00%	2.00%		0.00%	0.00%	5.00%(4)		1.00%
Yr 2		8.00%	2.00%		0.00%	0.00%	4.00%		1.00%
Yr 3		6.00%	2.00%		0.00%	0.00%	3.00%		1.00%
Yr 4		4.00%	2.00%		0.00%	0.00%	2.00%		1.00%
Yr 5+		2.00%	2.00%		0.00%	0.00%	1.00%		1.00%
	Deferred Premium Load
Yr 1		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%
Yr 2-5		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%
Monthly Charges
			80/20 Blend Component B			80/20 Blend Component D			80/20 Blend
Ratio of Cash Value to 7-Pay Premium(5) (on a monthly anniversary)	Base	Rider		Base	Rider		Base	Rider

	Annualized Variable Sub-Account Asset Charge
Ratio of CV to 7-Payay
Under 125%	0.25%	0.16%	0.23%(6)	0.60%	0.30%	0.54%	0.43%	0.23%	0.39%(7)
125%-249%	0.23%	0.15%	0.21%	0.55%	0.27%	0.49%	0.39%	0.21%	0.35%
250%-374%	0.20%	0.14%	0.19%	0.50%	0.24%	0.45%	0.35%	0.19%	0.32%
375%-499%	0.18%	0.13%	0.17%	0.46%	0.22%	0.41%	0.32%	0.18%	0.29%
500%-649%	0.16%	0.12%	0.15%	0.42%	0.20%	0.38%	0.29%	0.16%	0.26%
	Specified Amount Charge
Yr 1	$12.00	$3.00	$10.20	$12.00	$3.00	$10.20	$12.00	$3.00	$10.20
Yr 2	$12.00	$3.00	$10.20	$12.00	$3.00	$10.20	$12.00	$3.00	$10.20
Yr 3	$12.00	$3.00	$10.20	$12.00	$3.00	$10.20	$12.00	$3.00	$10.20
Yr 4	$12.00	$3.00	$10.20	$12.00	$3.00	$10.20	$12.00	$3.00	$10.20
Yr 5	$12.00	$3.00	$10.20	$12.00	$3.00	$10.20	$12.00	$3.00	$10.20
	Cost of Insurance Per $1,000 for Issue Age 45
Yr 1	0.082	0.059	0.077	0.160	0.072	0.142	0.121	0.066	0.110
Yr 2	0.101	0.068	0.094	0.174	0.078	0.155	0.138	0.073	0.125
Yr 3	0.120	0.079	0.112	0.190	0.086	0.169	0.155	0.083	0.141
Yr 4	0.139	0.092	0.130	0.207	0.093	0.184	0.173	0.093	0.157
Yr 5	0.163	0.107	0.152	0.225	0.102	0.200	0.194	0.105	0.176

(4) 5.00% Blended Premium Load on Target Premium = [50% x (Component B @ 10.00%)] plus [50% x (Component D @ 0%)]
(5) The 7-Pay Premium is established as of the Policy Date and will not change.
(6) 0.23% Variable Sub-account Asset Charge for Component B = [80% x (Base Policy @ 0.25%)] plus [20% x (Supplemental Insurance Rider @ 0.16%)]
(7) 0.39% Blended Variable Sub-account Asset Charge = [50% x (Component B @ 0.23%)] plus [50% x (Component D @ 0.54%)]

Next Generation Corporate Variable Universal Life ®

Corporate Flexible Premium Variable Universal Life Insurance

issued by

Nationwide Life Insurance Company

through

Nationwide VLI Separate Account-4

The date of this prospectus is May 1, 2010

PLEASE KEEP THIS PROSPECTUS FOR FUTURE REFERENCE.

Variable life insurance is complex, and this prospectus is designed to help you become as fully informed as possible in making your decision to purchase or not to purchase this variable life insurance policy.  We encourage you to take the time to understand the policy, its potential benefits and risks, and how it might or might not benefit you.  In consultation with your financial adviser, you should use this prospectus in conjunction with the policy and composite illustration to compare the benefits and risks of this policy against those of other life insurance policies and alternative investment instruments.

Please read this entire prospectus and consult with a trusted financial adviser.  If you have policy-specific questions or need additional information, contact us.  Also, contact us for free copies of the prospectuses for the mutual funds available in the policy.

Telephone:	1-877-351-8808
TDD:	1-800-238-3035
U.S. Mail:	Nationwide Life Insurance Company
Corporate Insurance Markets
One Nationwide Plaza (1-11- 401 )
Columbus, OH 43215-2220

You should carefully read your policy along with this prospectus. This prospectus is not an offering in any jurisdiction where such offering may not lawfully be made.

These securities have not been approved or disapproved by the SEC nor has the SEC passed upon the accuracy or adequacy of the prospectus.  Any representation to the contrary is a criminal offense.

This policy is NOT: FDIC insured; a bank deposit; available in every state; or insured or endorsed by a bank or any federal government agency.
This policy MAY decrease in value to the point of being valueless.

The purpose of this policy is to provide corporate entities a vehicle to informally finance certain employee benefit plans.. If your primary need is not life insurance protection, then purchasing this policy may not be in your best interest.  We make no claim that the policy is in any way similar or comparable to a systematic investment plan of a mutual fund.

This policy includes an Enhancement Benefit which is a partial return of charges upon certain surrenders.  Policies without such a benefit may have lower overall charges when compared to the policies described in this prospectus.  There are no additional charges associated with the Enhancement Benefit, but the Enhancement Benefit does result in overall charges of the policy being slightly higher when compared to not having an Enhancement Benefit as part of the policy.  The value of this benefit may be more than off-set by the additional charges associated with offering such a benefit.

In thinking about buying this policy to replace existing life insurance, please carefully consider its advantages versus those of the policy you intend to replace, as well as any replacement costs.  As always, consult your financial adviser.

Not all terms, conditions, benefits, programs, features and investment options are available or approved for use in every state.

We offer a variety of variable universal life policies.  Despite offering substantially similar features and investment options, certain policies may have lower overall charges than others, including this policy.  These differences in charges may be attributable to differences in sales and related expenses incurred in one distribution channel versus another.

Table of Contents
Page
In Summary: Policy Benefits	3
In Summary: Policy Risks	5
In Summary: Fee Tables	6
Policy Investment Options	11
Fixed Account
Variable Investment Options
Valuation of Accumulation Units
How Sub-Account Investment Experience is Determined
Transfers Among and Between the Policy Investment Options	14
Sub-Account Transfers
Fixed Account Transfers
Submitting a Transfer Request
The Policy	16
Generally
Policy Owner and Beneficiaries
Purchasing a Policy
Right to Cancel (Examination Right)
Premium Payments
Cash Value
Enhancement Benefit
Changing the Amount of Base Policy Insurance Coverage
The Minimum Required Death Benefit
Exchanging the Policy
Terminating the Policy
Assigning the Policy
Reports and Illustrations
Policy Charges	22
Premium Load
Deferred Premium Load
Base Policy Cost of Insurance
Sub-Account Asset Charge
Base Specified Amount Charge
Administrative Charge
Illustration Charge
Policy Rider Charges
Mutual Fund Operating Expenses
A Note on Charges
Information on Underlying Mutual Fund Payments
Policy Riders and Rider Charges	28
Change of Insured Rider
Supplemental Insurance Rider
Policy Owner Services	33
Dollar Cost Averaging
Policy Loans	33
Loan Amount and Interest Charged
Collateral and Interest Earned
Net Effect on Policy Loans
Repayment
Lapse	34
Grace Period
Reinstatement
Surrenders	35
Full Surrender
Partial Surrender

Table of Contents (continued)
The Death Benefit	35
Calculation of the Death Benefit
Death Benefit Options
Maximum Death Benefit
Changes in the Death Benefit Option
Incontestability
Suicide
Policy Maturity	38
Extending the Maturity Date
Payment of Policy Proceeds	38
Taxes	39
Types of Taxes
Buying the Policy
Investment Gain in the Policy
Periodic Withdrawals, Non-Periodic Withdrawals and Loans
Surrendering the Policy; Maturity
Withholding
Exchanging the Policy for Another Life Insurance Policy
Taxation of Death Benefits
Terminal Illness
Special Considerations for Corporations
Taxes and the Value of Your Policy
Business Uses of the Policy
Non-Resident Aliens and Other Persons Who are not Citizens of the United States
Tax Changes
Nationwide Life Insurance Company	44
Nationwide VLI Separate Account-4	44
Organization, Registration and Operation
Addition, Deletion, or Substitution of Mutual Funds
Voting Rights
Legal Proceedings	46
Nationwide Life Insurance Company
Nationwide Investment Services Corporation
Financial Statements	49
Appendix A: Sub-Account Information	50
Appendix B: Definitions	60
Appendix C: Blending Examples of Policy Charges	63
Appendix D: State Variations	65

Appendix B defines certain words and phrases used in this prospectus.

In Summary: Policy Benefits

Death Benefit

The primary benefit of the Policy is life insurance coverage.  While the Policy is In Force, we will pay the Death Benefit to the Beneficiary when the Insured dies.  The purpose of the Policy is to provide corporate entities a vehicle for informally financing certain employee benefit plans (such as executive deferred compensation plans), not to provide individuals with a Death Benefit.  To fulfill this purpose, the Policy Owner designates the Beneficiary, not the Insured.

Your Choice of Death Benefit Options

You choose one of three (3) available Death Benefit options.

Payout

You or your Beneficiary may choose to receive the Policy Proceeds: (1) in a lump sum, or (2) or may leave the proceeds on deposit with us in an interest-bearing account.

Riders

You may elect any of the available Riders.  Rider availability varies by state and there may be an additional charge.  Riders available:

•	Change of Insured Rider (available at no charge); and

•	Supplemental Insurance Rider.

Operation and benefits of the riders described in this prospectus may vary by the state where the policy is issued.  For detailed information regarding Rider availability and variations, see "Appendix D: State Variations."

Choice of Charge Structure

We offer charge structures, or "policy components," that permit policy purchasers to determine how to apportion policy expenses (including distribution expenses) over the life of the policy.  Each of the policy components applicable to the Base Specified Amount and Rider Specified Amount apportions charges in a different manner between monthly charges, premium loads and deferred premium loads.  At the time of application, you select a policy component configuration to apply to your Total Specified Amount.  Some of the charges associated with the policy are lower under the policy components applied to Rider Specified Amount when compared to the corresponding policy component applied to Base Specified Amount.  Compensation paid to broker~~-~~dealer firms will depend upon the configuration of policy components chosen.  We have summarized below the policy components that currently are available under the policy.

•
Policy Component A has a Premium Load that declines each year over the first 5 policy years, and a Deferred Premium Load that is based on Premium paid in the first policy year and is charged in policy years 2-5.  The aggregate current monthly charges (i.e., the cost of insurance charge, the specified amount charge, the administrative charge, and the sub-account asset charge) under this policy component will be lower than those under Policy Components B and C during the first four years, and lower than Policy Component D in all years.

•
Policy Component B has a Premium Load that declines over the first five policy years.  No Deferred Premium Load applies under this policy component.  The aggregate current monthly charges are lower than those for:  Policy Component A after the first four policy years; Policy Component C after the first ten policy years; and Policy Component D in all policy years.

•
Policy Component C has a current Premium Load that is lower than the Premium Load on Policy Components A and B, and declines over a shorter, 4 year, period.  No Deferred Premium Load applies.  The aggregate current monthly charges are higher than those for Policy Component B during the first ten policy years, and similar thereafter.  The aggregate current monthly charges are higher than those for Policy Component A during the first four policy years, and similar thereafter.  The current monthly charges are lower than those for Policy Component D in all policy years.

•	Policy Component D has no Premium Load or Deferred Premium Load, and higher aggregate current monthly charges when compared to Policy Components A, B and C.

Your representative can provide you illustrations demonstrating the differences among various policy component configurations and combinations of coverage under the base policy and the Supplemental Insurance Rider.  You should consider your policy component configurations carefully, as they impact the charges assessed and total compensation paid on your policy.  Once the policy has been issued, changes to the policy component configurations are permitted only with our approval.

Coverage Flexibility

Subject to conditions, you may choose to:

•	change the Death Benefit option;

•	increase or decrease the Base Specified Amount and Rider Specified Amount;

•	change your beneficiaries; and

•	change who owns the policy.

Access to Cash Value

Subject to conditions, you may:

•	Take a policy loan of no more than 90% of the Cash Value. The minimum loan amount is $500.

•	Take a partial surrender of at least $500.

•	Surrender the policy for its Cash Surrender Value at any time while the Insured is alive. The Cash Surrender Value will be the Cash Value, less any Indebtedness, plus any Enhancement Benefit.

Premium Flexibility

You will not be required to make Premium payments according to a schedule.  Within limits, you may vary the frequency and amount of Premium payments, and you might even be able to skip making a Premium payment.

Investment Options

You may choose to allocate your Net Premiums to the fixed account or to one or more Sub-Accounts.

The fixed account will earn interest daily at an annual effective rate of no less than the stated interest crediting rate shown on the Policy Data Page.

The variable investment options offered under the policy are mutual funds designed to be the underlying investment options of variable insurance products.  Nationwide VLI Separate Account-4 contains one Sub-Account for each of the mutual funds offered in the policy.  The value of that portion of your Cash Value invested in the Sub-Accounts will depend on the Investment Experience of the Sub-Accounts you choose.

Transfers Between and Among Investment Options

You may transfer Cash Value between the fixed account and the variable investment options, subject to certain conditions.  You may transfer among the Sub-Accounts within limits.  We have implemented procedures intended to reduce the potentially detrimental impact that disruptive trading has on Sub-Account Investment Experience.  We also offer dollar cost averaging, an automated investment strategy that spreads out transfers over time to try to reduce the investment risks of market fluctuations.

Taxes

Unless you make a withdrawal, generally, you will not be taxed on any earnings of the policy.  This is known as tax deferral.  Also, the Beneficiary generally will not have to include the Death Benefit as taxable income.  Estate taxes will apply if the policy is transferred to an individual.

Assignment

You may assign the policy as collateral for a loan or another obligation while the Insured is alive.   If you make an assignment, the beneficiary's interest will be subject to the person(s) to whom you have assigned rights.  Your assignment must be in writing, and it must be recorded at our Home Office before it will become effective.  Your assignment will be subject to any outstanding policy loans.  For more information, see the "Assigning the Policy" and "Policy Loans," sections of this prospectus.

Examination Right

For a limited time, you may cancel the policy and receive a refund.  When you cancel the policy during your examination right the amount we refund will be Cash Value or, in certain states, the greater of the initial Premium payment or the policy's Cash Value.  If the policy is canceled, we will treat the policy as if it was never issued.

In Summary: Policy Risks

Improper Use

Variable universal life insurance is not suitable as an investment vehicle for short-term savings.  It is designed for long-term financial planning.  You will incur fees at the time of purchase that may more than offset any favorable Investment Experience.  You should not purchase the policy if you expect that you will need to access its Cash Value in the near future.

Unfavorable Investment Experience

The Sub-Accounts to which you choose to allocate Net Premium may not generate a sufficient return to keep the policy from Lapsing.  Poor Investment Experience could cause the Cash Value of your policy to decrease, which could result in a Lapse of insurance coverage.

Policy Component Allocations

There is an increased risk of Lapse in instances where there is too great an allocation to policy components A, B, or C, in conjunction with little or no renewal Premiums paid.

Effect of Partial Surrenders and Policy Loans on Investment Experience

Partial surrenders or policy loans may accelerate a Lapse.  A partial surrender will reduce the amount of Cash Value allocated among the Sub-Accounts you choose and the fixed account, too, if there is insufficient cash value in the Sub-Accounts.  Thus, the remainder of your policy's Cash Value would have to generate enough positive Investment Experience to cover policy and Sub-Account charges to keep the policy In Force (at least until you repay the policy loan or make another Premium payment).   Partial surrenders will also decrease the Death Benefit and Total Specified Amount.  Policy loans do not participate in positive Investment Experience; therefore loans may increase the risk of Lapse or the need to make additional Premium payments to keep the policy In Force.  The policy does have a Grace Period and the opportunity to reinstate insurance coverage.  Under certain circumstances, however, the policy could terminate without value and insurance coverage would cease.

Reduction of the Death Benefit

A partial surrender may decrease the policy's Death Benefit, depending on how the Death Benefit relates to the policy's Cash Value and whether the partial surrender qualifies as "Preferred."

Adverse Tax Consequences

Existing federal tax laws that benefit this policy may change at any time.  These changes could alter the favorable federal income tax treatment the policy enjoys, such as the deferral of taxation on the gains in the policy's Cash Value and the exclusion from taxable income of the Proceeds we pay to the policy's Beneficiary.  Partial and full surrenders from the policy may be subject to taxes.  The income tax treatment of the surrender of Cash Value is different in the event the policy is treated as a modified endowment contract under the Code.  Generally, tax treatment of modified endowment contracts will be less favorable when compared to having the policy treated as a life insurance contract that is not a modified endowment contract.  For example, distributions and loans from modified endowment contracts may currently be taxed as ordinary income not a return of investment.  For more detailed information concerning the tax consequences of this policy please see the Taxes provision. For detailed information regarding tax treatment of modified endowment contracts, please see the Periodic Withdrawals, Non-Periodic Withdrawals and Loans section of the Taxes provision. Consult a qualified tax adviser on all tax matters involving your policy.

Fixed Account Transfer Restrictions and Limitations

In addition to allocating your Net Premium to one or more of the Sub-Accounts described above, you may direct part of your Net Premium into the fixed account.

Transfers to the fixed account.  You may transfer amounts between the fixed account and the Sub-Accounts, subject to limits, without penalty or adjustment.  Except as outlined in the "Exchanging the Policy Provisions," we reserve the right to limit the allocations to the fixed account to no more than 25% of the Cash Value.

Transfers from the fixed account.  We reserve the right to limit you to one transfer from the fixed account to the Sub-Accounts during any ninety (90) day period.  We reserve the right to limit the amount that you may transfer during a policy year to the greater of:  (a) 15% of that portion of the Cash Value attributable to the fixed account at the end of the prior policy year, and (b) 120% of the amount transferred from the fixed account during the preceding policy year.

On a current basis we limit transfers from the fixed account during a policy year to the greater of: (a) 20% of that portion of the Cash Value attributable to the fixed account at the end of the prior policy year, and (b) 120% of the amount transferred from the fixed account during the preceding policy year.

Sub-Account Limitations

Frequent trading among the Sub-Accounts may dilute the value of Accumulation Units, cause the Sub-Account to incur higher transaction costs, and interfere with the Sub-Accounts' ability to pursue their stated investment objectives.  This could result in lower Investment Experience and Cash Value.  We have instituted procedures to minimize disruptive transfers.  While we expect these procedures to reduce the adverse effect of disruptive transfers, we cannot ensure that we have eliminated these risks.

Sub-Account Investment Risk

A comprehensive discussion of the risks of the mutual funds held by each Sub-Account may be found in each mutual fund's prospectus.  Read each mutual fund's prospectus before investing.   Free copies of each mutual fund ' s prospectus may be obtained by contacting us at the address or phone number stated on page 1 of this prospectus.

In Summary: Fee Tables

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering from the policy.  Fees in this table may be rounded to the hundredth decimal.  The first table describes the fees and expenses that you will pay at the time that you apply Premium to the policy.

Transaction Fees
Charge	When Charge is Deducted	Amount Deducted By Policy Component (A, B, C and D)
Premium Load(1) Target Premium Maximum(2) Current(3) Excess Premium Maximum Current	Upon making a Premium payment	A	B	C	D
		10% 10% 10% 2%	10% 10% 10% 2%	10% 8% 10% 2%	10% 0% 10% 0%
Illustration Charge(4) Maximum Current	Upon requesting an illustration	$25 (flat fee applies regardless of policy component configurations) $0 (flat fee applies regardless of policy component configurations)

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including mutual fund operating expenses.  Unless otherwise specified, all charges are deducted proportionally from the Sub-Accounts and the fixed account.

Periodic Charges Other Than Mutual Fund Operating Expenses
Charge	When Charge is Deducted	Amount Deducted From Cash Value (deductions are separated by Policy Component A, B, C and D where applicable)
Deferred Premium Load(5) Target Premium Maximum Current(6) Excess Premium Maximum Current	On the anniversary of the Policy Date in policy years 2 through 5	A	B	C	D
		2% 2% 2% 0.5%	2% 0% 2% 0%	2% 0% 2% 0%	2% 0% 2% 0%
Base Policy Cost of Insurance(7)

Maximum(8)

Minimum

Representative: an individual issue age 40, non-tobacco, in the tenth policy year, Death Benefit option 1, issued on a short-form, non-medical basis.
Representative Cost by Policy Component Net Amount At Risk (9)
	Monthly	A	B	C	D
		$83.33 per $1,000 of Net Amount At Risk. $0.03 per $1,000 of Net Amount At Risk. $0.33	$83.33 per $1,000 of Net Amount At Risk. $0.03 per $1,000 of Net Amount At Risk. $0.31	$83.33 per $1,000 of Net Amount At Risk. $0.03 per $1,000 of Net Amount At Risk. $0.32	$83.33 per $1,000 of Net Amount At Risk. $0.03 per $1,000 of Net Amount At Risk. $0.30

Periodic Charges Other Than Mutual Fund Operating Expenses (Continued)
Supplemental Insurance Rider Cost of Insurance(10)

Maximum (8)

Minimum

Representative: an individual issue age 40, non-tobacco, in the tenth policy year, issued on a short-form, non-medical basis.
Representative Cost by Policy Component Net Amount at Risk(9)
	Monthly	A	B	C	D
		$83.33 per $1,000 of Rider Net Amount at Risk. $0.02 per $1,000 of Rider Net Amount at Risk. $0.20	$83.33 per $1,000 of Rider Net Amount at Risk. $0.02 per $1,000 of Rider Net Amount at Risk. $0.24	$83.33 per $1,000 of Rider Net Amount at Risk. $0.02 per $1,000 of Rider Net Amount at Risk. $0.24	$83.33 per $1,000 of Rider Net Amount at Risk. $0.02 per $1,000 of Rider Net Amount at Risk. $0.15
Flat Extra (11)	Monthly	Maximum $2.08 per $1,000 of Net Amount at Risk for each Flat Extra assessed.
Base Sub-Account Asset Factor Charge(12) (taken proportionally from the Sub-Accounts) Maximum Current(14)	Monthly, based on an annual rate(13)	A	B	C	D
		1.25% 0.30%	1.25% 0.25%	1.25% 0.25%	1.25% 0.60%
Supplemental Insurance Rider Sub-Account Asset Factor Charge(12) Maximum Current	Monthly, based on an annual rate(13)	A	B	C	D
		1.25% 0.20%	1.25% 0.16%	1.25% 0.16%	1.25% 0.30%
Base Policy Specified Amount Charge Maximum Current(15)	Monthly	$0.40 per $1,000 of Base Specified Amount. $0.30 per $1,000 of Base Specified Amount.
Supplemental Insurance Rider Specified Amount Charge Maximum Current (16)	Monthly(10)	$0.40 per $1,000 of Rider Specified Amount. $0.05 per $1,000 of Rider Specified Amount.

Periodic Charges Other Than Mutual Fund Operating Expenses (Continued)
Administrative Charge Maximum Current	Monthly	$10 per policy. $5 per policy.
Policy Loan Interest Charge (17) Maximum Current	Annually, or on an increase or repayment of the loan	3.50% of Indebtedness. 2.80% of Indebtedness.(18)

Representative costs may vary from the cost you would incur.  Ask for an illustration for information on the costs applicable to your policy.

The next item shows the minimum and maximum total operating expenses, as of December 31, 2009 , charged by the underlying mutual funds that you may pay periodically during the time that you own the policy.  More detail concerning each mutual fund's fees and expenses is contained in the mutual fund's prospectus.  Please contact us, at the telephone numbers or address on the first page of this prospectus, for free copies of the prospectuses for the mutual funds available under the policy.

Total Annual Mutual Fund Operating Expenses
Total Annual Mutual Fund Operating Expenses (expenses that are deducted from the mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses)	Minimum 0.29%	Maximum 1.57%

(1) The Premium Load will vary according to the amount of annual Target Premium and Excess Premium, and the blending of the policy component configuration you select.

(2) The maximum guaranteed premium load applied to all policy components as a percentage of each Premium (whether Target Premium or Excess Premium) declines on the following schedule:

Policy Year	1	2 through 5	6 and thereafter
Premium Load	10%	8%	5%

(3) Each policy component has a different declining premium load assessed on each Premium payment in accordance with the table listed below.  The ultimate Premium Load you pay depends on your policy component configuration and whether Premium paid is Target Premium or Excess Premium.
Premium Loads on Target Premium
Policy Year	Policy Component A	Policy Component B	Policy Component C	Policy Component D
1	10%	10%	8%	0%
2	8%	8%	6%	0%
3	6%	6%	4%	0%
4	4%	4%	2%	0%
5	2%	2%	2%	0%
6 and thereafter	2%	2%	2%	0%

Premium in excess of target is assessed a different Premium Load in accordance with the table below.

Premium Loads on Excess Premium

Policy Year	Policy Component A	Policy Component B	Policy Component C	Policy Component D
1	2%	2%	2%	0%
2 – 5	2%	2%	2%	0%
6 and thereafter	2%	2%	2%	0%

Target Premium is 100% of the maximum annual Premium allowed under the Internal Revenue Code assuming that: (i) the policy is not a modified endowment contract; (ii) the policy's death benefit is equal to the Base Specified Amount; (iii) you are paying seven level, annual Premiums; (iv) there are no premiums resulting from a Section 1035 exchange; and (v) there are no adjustments due to a state imposed requirement or substandard underwriting ratings.

(4) If we begin to charge for illustrations, you will be expected to pay the Illustration Charge by check at the time of the request.  This charge will not be deducted from the policy's Cash Value.

(5) The Deferred Premium Load (maximum guaranteed and current) will vary according to the amount of aggregate Premium payments made in policy year 1, the amount of term insurance coverage purchased via the Supplemental Insurance Rider, and the policy component configurations you select.

(6) Each policy component has a different deferred premium load assessed on each Premium payment in accordance with the tables listed below.  The ultimate deferred premium load you pay depends on your policy component configuration and whether Premium paid is Target Premium or Excess Premium.

Deferred Premium Loads on Target Premium

Policy Year	Policy Component A	Policy Component B	Policy Component C	Policy Component D
1	0%	0%	0%	0%
2-5	2%	0%	0%	0%
6 and thereafter	0%	0%	0%	0%

Deferred Premium Loads on Excess Premium

Policy Year	Policy Component A	Policy Component B	Policy Component C	Policy Component D
1	0%	0%	0%	0%
2-5	0.5%	0%	0%	0%
6 and thereafter	0%	0%	0%	0%

(7) The Cost of Insurance Charge varies according to the Insured's age, sex (if not unisex classified), tobacco use, Substandard Ratings, underwriting class, the number of years from the Policy Date, the Base Specified Amount, and the elected policy component configurations.  The Cost of Insurance Charge for coverage under the Supplemental Insurance Rider is different.

(8) The maximum Cost of Insurance does not include substandard rated policies.  For substandard rated policies, the maximum Cost of Insurance is $125.00 per $1,000 of Net Amount at Risk, taken proportionally from the Sub-Accounts and fixed account.

(9) This amount may not be representative of your cost.  Ask for a policy illustration for information on your cost.

(10) This charge will only be assessed if you purchase this optional rider.

(11) The Flat Extra is a component in the calculation of the base policy Cost of Insurance Charge and any Rider Cost of Insurance Charge.  It is only applicable if certain factors result in an Insured having a Substandard Rating.  For additional information, refer to the " Cost of Insurance " sub-section of the " Policy Charges " section of this prospectus.

(12) This charge is a charge assessed by us based on assets allocated to the Sub-Accounts and is in addition to any charges assessed by the mutual funds underlying the Sub-Accounts.

(13) The maximum guaranteed annual rate for this charge is 1.25%, but ultimate charges assessed may be higher or lower because the charge is taken monthly rather than annually.  Values in the table are listed at the annual rate. Maximum guaranteed annual and monthly rates are also shown on the Policy Data Pages.  A detailed table of annual rate charges is listed in the "Sub-Account Asset Charge" sub-section of the "Policy Charges" section of this prospectus.

(14) The Sub-Account Asset Charges vary according to the ratio of the Cash Value to the maximum annual Premium allowed under the Internal Revenue Code assuming that: (i) the policy is not a modified endowment contract; (ii) the policy's death benefit is equal to the Total Specified Amount; and (iii) seven level, annual Premiums are paid; (iv) there are no premiums resulting from a Section 1035 exchange; and (v) there are no adjustments due to a state imposed requirement or substandard underwriting ratings.  The current charges shown here are the highest amounts we currently apply.  For details, see the Base Sub-Account Asset Charge sub-section of the "Policy Charge" section of this prospectus and the Rider Sub-Account Asset Charge sub-section of the "Policy Riders and Rider Charges" section of this prospectus.

(15) This charge is only assessed on the Base Specified Amount.  A different charge will be applied for any Rider Specified Amount under the Supplemental Insurance Rider.  For policy years 21 and later, the charge applied per $1,000 is reduced to $0.01 per $1,000 of Base Specified Amount.  For Total Specified Amount in excess of $50,000, the current charge applied to amounts attributable to Base Specified Amount per $1,000 for such excess amounts is $0.09 for policy years 1 through 20 and $0.01 for policy years 21 and later.

(16) This charge is only assessed on the Rider Specified Amount.  A different charge will be applied for any Base Specified Amount under the policy.  For policy years 21 and later, the charge applied per $1,000 is reduced to $0.01 per $1,000 of Rider Specified Amount.  For Total Specified Amount in excess of $50,000, the current charge applied per $1,000 for such excess amounts is $0.01 for all policy years.

(17) The current and maximum guaranteed charges shown do not reflect the interest that is credited to amounts in the Policy Loan Account.  When the interest charged is netted against the interest credited, the net cost of a policy loan is lower than that which is stated above.

(18) The current charge is reduced in policy years 16 through 30 to 2.55% and to 2.10% policy years 31 and later.

Policy Investment Options

You designate how your Net Premium payments are allocated among the Sub-Accounts and/or the fixed account.  Allocation instructions must be in whole percentages and must be at least one percent (1%) and the sum of the allocations must equal 100%.

Fixed Account

Net Premium that you allocate to the fixed investment option is held in the fixed account, which is part of our general account.  Except as provided in the "Exchanging the Policy" section later in this prospectus, we reserve the right to limit allocations to the fixed account to no more than 25% of the policy's Cash Value.

The general account is not subject to the same laws as the separate account and the SEC has not reviewed the disclosures in this prospectus relating to the fixed account.

The general account contains all of our assets other than those in the separate accounts, and funds the fixed account.  These assets are subject to our general liabilities from business operations and are used to support our insurance and annuity obligations.  We bear the full investment risk for all amounts allocated to the fixed account.  The amounts you allocate to the fixed account will not share in the investment performance of our general account.  Rather, the investment income you earn on your allocations will be based on varying interest crediting rates that we set.

We guarantee that the amounts you allocate to the fixed account will be credited interest daily at a net effective annual interest rate of no less than 2%.  Interest crediting rates are set at the beginning of each calendar month, but are subject to change at any time, in our sole discretion.  We will credit any interest in excess of the guaranteed interest crediting rate at our sole discretion.  You assume the risk that the actual interest crediting rate may not exceed the guaranteed interest crediting rate.  Interest that we credit to the fixed account may be insufficient to pay the policy's charges.

It is important to remember any guaranteed benefits or interest crediting associated with the Fixed Account is subject to our claims paying ability.

Variable Investment Options

The variable investment options available under the policy are Sub-Accounts that correspond to mutual funds that are registered with the SEC.  The mutual funds' registration with the SEC does not involve the SEC's supervision of the management or investment practices or policies of the mutual funds.  The mutual funds listed are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.

Underlying mutual funds in the variable account are NOT publicly traded mutual funds.  They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives.  However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund.  Policy owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the separate account.  The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

The particular underlying mutual funds available under the policy may change from time to time.  Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment.  New underlying mutual funds or new share classes of currently available underlying mutual funds may be added.  Policy owners will receive notice of any such changes that affect their contract.  Additionally, not all of the underlying mutual funds are available in every state.

In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms or their affiliates may be added to the separate account.  These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.

Each Sub-Account's assets are held separately from the assets of the other Sub-Accounts, and each Sub-Account portfolio has investment objectives and policies that are different from those of the other Sub-Accounts.  The result is that each Sub-Account operates independently of the other Sub-Accounts so the income or losses of one Sub-Account will not affect the Investment Experience of any other Sub-Account.  For purposes of federal securities laws, the separate account is, and will remain, fully funded at all times.

The Sub-Accounts available through this policy invest in the underlying mutual funds of the companies listed below.  For a complete list of the available Sub-Accounts, see "Appendix A: Sub-Account Information."   Appendix A also contains information about the underlying mutual fund a Sub-Account invests in, including its investment objective, adviser, and sub-adviser, if applicable.   For more information on the underlying mutual funds, please refer to the prospectus for the mutual fund.

•	AllianceBernstein Variable Products Series Fund, Inc.
•	American Century Variable Portfolios, Inc.
•	American Funds Insurance Series
•	BlackRock Variable Series Funds, Inc.
•	Davis Variable Account Fund, Inc.
•	Dreyfus
•	Dreyfus Investment Portfolios
•	Dreyfus Variable Investment Fund
•	DWS Variable Series II
•	Federated Insurance Series
•	Fidelity Variable Insurance Products Fund
•	Franklin Templeton Variable Insurance Products Trust
•	Invesco
•	Ivy Funds Variable Insurance Portfolios, Inc.
•	Janus Aspen Series
•	Lazard Retirement Series, Inc.
•	Legg Mason Partners Variable Equity Trust
•	Lincoln Variable Insurance Products Trust
•	Lord Abbett Series Fund, Inc.
•	MFS® Variable Insurance Trust
•	MFS® Variable Insurance Trust II
•	Nationwide Variable Insurance Trust
•	Neuberger Berman Advisers Management Trust
•	Oppenheimer Variable Account Funds

•	PIMCO Variable Insurance Trust
•	Pioneer Variable Contracts Trust
•	Putnam Variable Trust
•	Royce Capital Fund
•	T. Rowe Price Equity Series, Inc.
•	The Universal Institutional Funds, Inc.
•	Van Eck Variable Insurance Products Trust
•	Van Kampen Life Investment Trust
•	Wells Fargo Advantage Funds

Valuation of Accumulation Units

We account for the value of a policy owner ' s interest in the Sub-Accounts by using Accumulation Units.  The value of each Accumulation Unit varies daily based on the Investment Experience of the underlying mutual fund in which the Sub-Account invests.  We use each underlying mutual fund ' s Net Asset Value ( " NAV " ) per share to calculate the daily Accumulation Unit value for the corresponding Sub-Account.  Note, however, that the Accumulation Unit value will not equal the underlying mutual fund ' s NAV.  This daily Accumulation Unit valuation process is referred to as " pricing " the Accumulation Units.  See, the " How Sub-Account Investment Experience is Determined " section below for a description of how the number of Accumulation Units representing a policy owner ' s interest is determined and how they are priced.

Accumulation Unit s are priced as of the New York Stock Exchange ' s ( " NYSE " ) close of business, normally 4:00 p.m. Eastern Time, on each day that it is open.  We will price Accumulation Units on any day that the NYSE is open for business.  Any transaction submitted on a day when the NYSE is closed or after it has closed for the day, will not be priced until the close of business on the next day that the NYSE is open for business.  Accordingly, we will not price Accumulation Unit s on these recognized holidays:

●New Year's Day	●Independence Day
●Martin Luther King, Jr. Day	●Labor Day
●Presidents' Day	●Thanksgiving
●Good Friday	●Christmas
●Memorial Day

In addition, we will not price Accumulation Units if:

(1)	trading on the NYSE is restricted;

(2)	an emergency exists making disposal or valuation of securities held in the separate account impracticable; or

(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.

SEC rules and regulations govern when the conditions described items (2) and (3) exist.

Any transactions that we receive after the close of the NYSE will be effective as of the next Valuation Period that the NYSE is open.

How Sub-Account Investment Experience is Determined

A policy owner ' s variable account value is based on their allocations to the Sub-Account ' s. Sub-Account allocations are accounted for in Accumulation Units.  A policy owner ' s interest in the Sub-Accounts is represented by the number of Accumulation Units they own.  The number of Accumulation Unit s associated with a given Sub-Account allocation is determined by dividing the dollar amount allocated to the Sub-Account by the Accumulation Unit value for the Sub-Account.   The number of Accumulation Units you own in a Sub-Account will not change except when Accumulation Units are redeemed to process a requested surrender, transfer, loan, or to take policy charges, or when additional Accumulation Units are purchased with new Premium and loan repayments.

Initially, we set the Accumulation Unit value at $10 for each Sub-Account.  Thereafter, the daily value of Accumulation Units in a Sub-Account will vary depending on the Investment Experience of the underlying mutual fund in which the Sub-Account invests.  We account for these performance fluctuations by using a " net investment factor, " as described below, in our daily Sub-Account valuation calculations.  Changes in the net investment factor may not be directly proportional to changes in the NAV of the mutual fund shares.

We determine the net investment factor for each Sub-Account on each Valuation Period by dividing (a) by (b), where:

(a) is the sum of:

•	the NAV per share of the mutual fund held in the Sub-Account as of the end of the current Valuation Period; and

•	the per share amount of any dividend or income distributions made by the mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period); plus or minus

•
a per share charge or credit for any taxes reserved for as a result of the Sub-Account's investment operations if changes to the law result in a modification to the tax treatment of the separate account; and

(b)	is the NAV per share of the mutual fund determined as of the end of the immediately preceding Valuation Period.

At the end of each Valuation Period, we determine the Sub-Account's Accumulation Unit value.  The Accumulation Unit value for any Valuation Period is determined by multiplying the Accumulation Unit value as of the prior Valuation Period by the net investment factor for the Sub-Account for the current Valuation Period.

Transfers Among and Between the Policy Investment Options

Sub-Account Transfers

Policy owners may request transfers to or from the Sub-Accounts once per valuation day, subject to the terms and conditions of the policy and the mutual funds.   Transfers will be implemented by redeeming Accumulation Units from the Sub-Account(s) indicated by the policy owner and using the redemption proceeds to purchase Accumulation Units in other Sub-Account(s) as directed by the policy owner.  The net result is that the policy owner ' s Cash Value will not change (except due to standard market fluctuations), but the number and allocation of Accumulation Units within the policy will change.

Neither the policies nor the mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading").  If you intend to use an active trading strategy, you should consult your registered representative and request information on other Nationwide policies that offer mutual funds that are designed specifically to support active trading strategies.

We discourage (and will take action to deter) short-term trading in this policy because the frequent movement between or among Sub-Accounts may negatively impact other investors in the policy.  Short-term trading can result in:

•	the dilution of the value of the investors' interests in the mutual fund;

•
mutual fund managers taking actions that negatively impact performance (i.e., keeping a larger portion of the mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

•	increased administrative costs due to frequent purchases and redemptions.

To protect investors in this policy from the negative impact of these practices, we have implemented, or reserve the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies.  We cannot guarantee that our attempts to deter active trading strategies will be successful.  If active trading strategies are not successfully deterred by our actions, the performance of Sub-Accounts that are actively traded will be adversely impacted. Policy owners remaining in the affected Sub-Account will bear any resulting increased costs.

Policies Owned by Non-Natural Persons.  For policies owned by a corporation or another legal entity, we monitor transfer activity for potentially harmful investment practices, but we do not systematically monitor the transfer instructions of individual persons.  Our procedures include the review of aggregate entity-level transfers, not individual transfer instructions.  It is our intention to protect the interests of all policy owners.  It is possible, however, for some harmful trading to go on undetected by us.  For example, in some instances, an entity may make transfers based on the instructions of multiple parties such as employees, partners, or other affiliated persons based on those persons participation in entity sponsored programs.  We do not systematically monitor the transfer instructions of these individual persons.  We monitor aggregate trades among the Sub-Accounts for frequency, pattern, and size.  If two or more transfer events are submitted within a 30-day period, we may impose conditions on your ability to submit trades.  These restrictions include revoking your privilege to make trades by any means other than written communication submitted via U.S. mail for a 12-month period.

Other Restrictions.  We reserve the right to refuse, restrict or limit transfer requests, or take any other action we deem necessary, in order to protect policy owners and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some policy owners (or third parties acting on their behalf).  In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by us to constitute harmful trading practices, may be restricted.

In addition, we may add new underlying mutual funds, or new share classes of currently available underlying mutual funds, that assess short-term trading fees.  In the case of new share class additions, your subsequent allocations may be limited to that new share class.  Short-term trading fees are a charge assessed by an underlying mutual fund when you transfer out of a Sub-Account before the end of a stated period.  These fees will only apply to Sub-Accounts corresponding to underlying mutual funds that impose such a charge.  The underlying mutual fund intends short-term trading fees to compensate the fund and its shareholders for the negative impact on fund performance that may result from disruptive trading practices, including frequent trading and short-term trading (market timing) strategies.  The fees are not intended to adversely impact policy owners not engaged in such strategies.  The separate account will collect the short-term trading fees at the time of the transfer by reducing the policy owner's Sub-Account value.  We will remit all such fees to the underlying mutual fund.

Any restrictions that we implement will be applied consistently and uniformly.  In the event a restriction we impose results in a transfer request being rejected, we will notify you that your transfer request has been rejected.  If a short-term trading fee is assessed on your transfer, we will provide you a confirmation of the amount of the fee assessed.

Underlying Mutual Fund Restrictions and Prohibitions.  Pursuant to regulations adopted by the SEC, we are required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:

(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any of our policy owners;

(2)	request the amounts and dates of any purchase, redemption, transfer or exchange request ("transaction information"); and

(3)
instruct us to restrict or prohibit further purchases or exchanges by policy owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than our policies).

We are required to provide such transaction information to the underlying mutual funds upon their request.  In addition, we are required to restrict or prohibit further purchases or exchange requests upon instruction from the underlying mutual fund.

We and any affected policy owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or exchange requests.  If an underlying mutual fund refuses to accept a purchase or exchange request submitted by us, we will keep any affected policy owner in their current underlying mutual fund allocation.

Fixed Account Transfers

Prior to the policy's Maturity Date, you may make transfers involving the fixed account subject to the limits below, without penalty or adjustment.  These transfers will be in dollars.  We reserve the right to limit the frequency of transfers involving the fixed account.

Transfers to the Fixed Account.  Except as provided in the "Exchanging the Policy" section later in this prospectus for transfers to the fixed account, we reserve the right to refuse any transfer to the fixed account if after such transfer, the fixed account would comprise more than 25% of the policy's Cash Value.

Transfers from the Fixed Account.  On transfers from the fixed account, we reserve the right to limit: (1) the amount you can transfer from the fixed account to the Sub-Account(s) to the greater of: (a) 15% of that portion of the Cash Value attributable to the fixed account as of the end of the previous policy year; or (b) 120% of the amount transferred from the fixed account during the previous policy year; and (2) the number of transfers to one during any ninety day period.

On a current basis we limit transfers from the fixed account during a policy year to the greater of: (a) 20% of that portion of the Cash Value attributable to the fixed account at the end of the prior policy year, and (b) 120% of the amount transferred from the fixed account during the preceding policy year.

Submitting a Transfer Request

You can submit transfer requests in writing to our Home Office via first class U.S. mail. Our contact information is on the first page of this prospectus.  When we have received your transfer request we will process it at the end of the current Valuation Period.  This is when the Accumulation Unit value will be next determined.  We may also allow you to use other methods of communication, subject to limitations.

In instances of disruptive trading that we may determine, or may have already determined to be harmful to policy owners, we will, through the use of appropriate means available to us, attempt to curtail or limit the disruptive trading.  If your trading activities, or those of a third party acting on your behalf, constitute disruptive trading, we will not limit your ability to initiate the trades as provided in your policy; however, we may limit your means for making a transfer or take other action we deem necessary to protect the interests of those investing in the affected Sub-Accounts.  Please see "Sub-Account Transfers" earlier in this prospectus.

We will use reasonable procedures to confirm that transfer instructions are genuine and will not be liable for following instructions that we reasonably determine to be genuine.

Any computer system or telephone can experience slowdowns or outages that could delay or prevent our ability to process your request.  Although we have taken precautions to help our systems handle heavy usage, we cannot promise complete reliability under all circumstances.  If you are experiencing problems, please make your transfer request in writing.

The Policy

Generally

The policy is a legal contract.  It will comprise and be evidenced by: a written contract; any Riders; any endorsements; the Policy Data Page(s); and the application, including any supplemental application.   This prospectus discloses all material provisions of the policy.  In addition to the terms and conditions of the policy, policy owner rights are governed by this prospectus and protected by federal securities laws and regulations.   The benefits described in the policy and this prospectus, including any optional riders or modifications in coverage, may be subject to our underwriting and approval.  We will consider the statements you make in the application as representations, and we will rely on them as being true and complete.  However, we will not void the policy or deny a claim unless a statement is a material misrepresentation.  If you make an error or misstatement on the application, we will adjust the Death Benefit (including the Supplemental Insurance Rider Death Benefit, if applicable) and Cash Value accordingly.

Operation of the policy, optional Riders, programs, benefits and features described in this prospectus may vary by the state where the policy is issued.  In addition, some optional Riders, programs and features may not be available or approved for use in every state.  For additional information regarding availability and provisions that vary by state, please see "Appendix D: State Variations" later in this prospectus.

Any modification (or waiver) of our rights or requirements under the policy must be in writing and signed by our president and corporate secretary.  No agent may bind us by making any promise not contained in the policy.

We may modify the policy, our operations, or the separate account's operations to meet the requirements of any law (or regulation issued by a government agency) to which the policy, our company, or the separate account is subject.  We may modify the policy to assure that it continues to qualify as a life insurance contract under the federal tax laws.  We will notify you of all modifications and we will make appropriate endorsements to the policy.

The policy is nonparticipating, meaning that we will not be contributing any operating profits or surplus earnings toward the policy Proceeds.

To the extent permitted by law, policy benefits are not subject to any legal process on the part of a third-party for the payment of any claim, and no right or benefit will be subject to the claims of creditors (except as may be provided by assignment).

It is important to remember the portion of any amounts allocated to our general account and any guaranteed benefits we may provide under the policy exceeding the value of amounts held in the separate account are subject to our claims paying ability.

In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent policies described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.

Policy Owner and Beneficiaries

Policy Owner.  The policy belongs to the Owner named in the application or as a result of a valid assignment.  The purchaser and initial Owner must be: (i) a corporation; or (ii) a legal entity established by a corporation.  The Insured is the person named in the application.  The Owner must have an insurable interest in the Insured up to the full amount of coverage.  Otherwise, this policy will not qualify as life insurance under applicable state and federal tax law.  You should consult with a qualified adviser when determining the amount of coverage and before taking any action to increase the amount of coverage to ensure that you maintain a sufficient insurable interest.

Policy Owner Rights.   Subject to our approval, the policy owner may exercise all policy rights in accordance with policy terms while the policy is In Force.  These rights include, but are not limited to, the following:

•      changing the policy owner, contingent owner, and beneficiary;

•      assigning, exchanging and/or converting the policy;

•      requesting transfers, policy loans, and partial surrenders or a complete surrender; and

•	changing insurance coverage such as death benefit option changes, adding or removing riders, and/or increasing or decreasing the Specified Amount.

These rights are explained in greater detail throughout this prospectus.

The Owner may exercise all policy rights and options while the Insured is alive and may change the policy to the extent permitted by its terms.

You may name a different policy owner (while the Insured is alive) by submitting a written request satisfactory to us to our Home Office.  Any such change request will become effective as of the date signed.  However, it will not affect any payment made or action taken by us before the change was recorded by us.  There may be adverse tax consequences to changing parties of the policy.  We reserve the right to modify the Enhancement Benefit if a new Owner is named.

Beneficiaries.  The principal right of a Beneficiary is to receive the Death Benefit upon the Insured's death.  You designate the Beneficiary(ies) in the application for the policy.  As long as the Insured is alive, you may: name more than one Beneficiary, designate primary and contingent Beneficiaries, and change or add Beneficiaries and direct us to distribute Proceeds other than described below.

If a primary Beneficiary dies before the Insured, we will pay the Death Benefit to any surviving primary Beneficiaries.  Unless you specify otherwise, we will pay multiple primary Beneficiaries in equal shares.  A contingent Beneficiary will become the primary Beneficiary if all primary Beneficiaries die before the Insured and before any Proceeds become payable.  You may name more than one contingent Beneficiary.  Unless you specify otherwise, we will also pay multiple contingent Beneficiaries in equal shares.  If no Beneficiary or contingent Beneficiary is alive upon the Insured's death, we will pay the Death Benefit to you.

To change or add Beneficiaries, you must submit a written request to us at our Home Office.  A change request is effective as of the date we record it. We may also require that you send us your policy for endorsement before we record the change.

Purchasing a Policy

The policy is available for Insureds between the ages of 18 and 79 (ages may vary in your state).  To purchase the policy, you must submit to us a completed application and the minimum initial Premium payment as stated on the Policy Data Page.

We must receive evidence of insurability that satisfies our underwriting standards (this may require a medical examination) before we will issue a policy.  Because this is Corporate Owned Variable Universal Life Insurance, we may also underwrite at a corporate level to determine whether or not the risks and expenses associated with the insurance applied for (including policy component configurations) is appropriate for us to assume in placing the policy.  We can provide you with the details of our underwriting standards.  We reserve the right to reject an application for any reason permitted by law.  Specifically, if we have previously issued you policies that have aggregate scheduled annual premiums in excess of $15 million, we reserve the right to refuse to issue an additional policy to you.  Additionally, we reserve the right to modify our underwriting standards on a prospective basis to newly issued policies at any time.

The minimum initial Total Specified Amount in most states is $50,000.  We reserve the right to modify the minimum Total Specified Amount on a prospective basis to newly issued policies at any time.

Initial Premium Payment:  The initial Premium payment is due on the Policy Date.  Any due and unpaid policy charges will be subtracted from the initial Premium payment.  Insurance coverage will not be effective until the initial Premium is paid, even if the Policy Date precedes the date the initial Premium is paid.  You may pay the initial Premium to our Home Office or to our authorized representative.  The minimum initial Premium payment is shown on the Policy Data Page.  The initial Premium payment will not be applied to the policy until the underwriting process is complete.

The amount of your required minimum initial Premium payment will depend on the following factors: the initial Total Specified Amount, Death Benefit option elected, any Riders elected, the policy component allocation you select, the Insured's age, health, and activities.

Depending on the right to examine law of the state in which you live, initial Net Premium designated to be allocated to the Sub-Accounts may not be so allocated immediately upon our receipt.  (Any initial Net Premium designated to be allocated to the fixed account will be so allocated immediately upon receipt.)  If you live in a state that requires us to refund the initial Premium upon exercise of the free look provision, we will hold all of the initial Net Premium designated to be allocated to the Sub-Accounts in the available money market Sub-Account or in the fixed account until the free look period expires.  At the expiration of the free look period, we will transfer the amount designated to be allocated to the Sub-Accounts to the Sub-Accounts based on the allocation instructions in effect at the time of the transfer.  If you live in a state that requires us to refund the Cash Value upon exercise of the free look provision, we will allocate all of the initial Net Premium to the available money market Sub-Account.  On the next Valuation Period, we will allocate all of the Cash Value to the designated Sub-Accounts based on the allocation instructions in effect at that time.

Insurance Coverage Effective Date:  Unless your policy is issued pursuant to an exchange under Section 1035 of the Code, issuance of full insurance coverage occurs on the latest of:

•	the date we certify that the complete application materials have been submitted by the Owner and the underwriting conditions have been satisfied; or

•	the Policy Date; or

•	the date the initial Premium is received at our Home Office.

If your policy is issued as a result of an exchange under Section 1035 of the Code, issuance of full insurance coverage occurs on the later of:

•	the date the insurance carrier of the exchanged policy authorizes payment of such policy's proceeds to us; or

•
the date we certify that the complete application materials have been submitted and the underwriting conditions have been satisfied, provided there is sufficient Premium to pay policy charges for at least 3 months.

We have the right to reject any application for insurance; in which case we will return your Premium within 2 business days of the date we make the decision to reject your application.

With respect to policy reinstatement, the effective date of coverage will be the monthly anniversary of the Policy Date on or next following the date we approve the reinstatement.  With respect to Base Specified Amount or Rider Specified Amount increases, an approved increase will have an effective date of the monthly anniversary of the Policy Date on or next following the date we approve the supplemental application unless you request, and we approve a different date. With respect to any decrease in coverage, the effective date of coverage will be the monthly anniversary of the Policy Date that falls on or next following the date we receive your request.

Insurance coverage will end upon the occurrence of any of the following: you request in writing to terminate coverage, the Insured dies, we pay the Maturity Proceeds, the Grace Period ends, or you surrender the policy in full.

Right to Cancel (Examination Right)

For a limited time, commonly referred to as the "free look" period, you may cancel the policy and receive a refund.    The free look period expires on the latest of: (i) 10 days after you receive the policy (or longer if required by state law); (ii) 45 days after you sign the application for this policy; or (iii) 10 days after we deliver to you a "Notice of Withdrawal Right." If you decide to cancel during the free look period, return the policy to the sales representative who sold it, or to us at our Home Office, along with your written cancellation request. Your written request must be received, if returned by means other than U.S. mail, or post-marked, if returned by U.S. mail, by the last day of the free look period.  When you cancel the policy during the free look period the amount we refund will be Cash Value or, in certain states, the greater of the initial Premium payment or the policy's Cash Value.  If we do not receive your policy at our Home Office on the close of business on the date the free look period expires, you will not be allowed to cancel your policy free of charge.  Within seven days of a cancellation request, we will refund the amount prescribed by law.  If the policy is canceled, we will treat the policy as if it was never issued.

Premium Payments

This policy does not require a payment of a scheduled Premium amount to keep it In Force.  It will remain In Force as long as the conditions that cause a policy to Lapse do not exist.  If you decide to make a subsequent Premium payment, you must send it to our Home Office.  Each Premium payment must be at least $25.  We will furnish Premium payment receipts.

You may make additional Premium payments at any time while the policy is In Force, subject to the following:

•	We may require satisfactory evidence of insurability before accepting any additional Premium payment that results in an increase in the policy's Net Amount At Risk.

•
We will refund Premium payments that exceed the applicable premium limit established by the IRS to qualify the policy as a contract for life insurance. We will monitor Premiums paid and will notify you when the policy is in jeopardy of becoming a modified endowment contract.

Premium payments will be allocated according to the allocation instructions in effect at the time the Premium is received.

Cash Value

The Cash Value of the policy is not guaranteed.  The Cash Value will vary depending on how you allocate your Net Premium.  Amounts allocated to the fixed account and Policy Loan Account vary based on the daily crediting of interest to those accounts.  Amounts allocated to the Sub-Accounts vary daily based on the Investment Experience.  The Cash Value will also vary because we deduct the policy's periodic charges from it, as described below.  So, if the policy's Cash Value is part of the Death Benefit option you have chosen, then your Death Benefit will fluctuate.

We compute the Cash Value of your policy by adding the following values:

1.	Accumulation Unit values resulting from the Net Premium you have allocated to the fixed investment option:

2.	amounts held in the Policy Loan Account; and

3.	Accumulation Unit values resulting from Net Premium you have allocated to the Sub-Accounts.

In the event of surrender of your policy, the value of the Policy Loan Account on the date of surrender will be subtracted from proceeds.

We will determine the value of the assets in the Sub-Accounts at the end of each Valuation Period.  We will determine your Cash Value at least monthly. To determine the number of Accumulation Units credited to each Sub-Account, we divide the net amount you allocate to the Sub-Account by the Accumulation Unit value for the Sub-Account (using the next Valuation Period following when we receive the Premium).

If you surrender part or all of the policy, we will deduct a number of Accumulation Units from the Sub-Accounts and, if necessary, an amount from the fixed account that corresponds to the surrendered amount.  Thus, your policy's Cash Value will be reduced by the surrendered amount.

Similarly, when we assess certain charges or deductions, a number of Accumulation Units from the Sub-Accounts and an amount from the fixed account that corresponds with the charge or deduction will be deducted from the Cash Value.  Unless you direct otherwise, we make these deductions in the same proportion that your interests in the Sub-Accounts and the fixed account bear to the policy's Cash Value.

The Cash Value in the fixed account and the Policy Loan Account are credited with interest daily at the guaranteed minimum annual effective rate stated on the Policy Data Page.  We may decide to credit interest in excess of the guaranteed minimum annual effective rate.  Upon request, we will inform you of the current applicable rates for each account.

On any date during the policy year, the Cash Value equals the Cash Value on the preceding Valuation Period, plus any Net Premium applied since the previous Valuation Period, minus any monthly deductions for policy charges, plus or minus any Investment Experience, and minus any partial surrenders.

The Cash Value will be impacted by the monthly deductions.  For each month, beginning on the Policy Date, the monthly deductions shall be calculated as:

1.           Sub-Account Asset Charge; plus

2.           Administrative Charge; plus

3.           Base Specified Amount Charge, plus

4.	Deferred Premium Load (only applied during years 2 through 5 to the monthly deduction associated with the Policy Anniversary in those years); plus

5.           the monthly cost of any additional benefits provided by any Riders; plus

6.           Base Policy Cost of Insurance.

Enhancement Benefit

An Enhancement Benefit is included in the policy and is added to the Cash Value when there is a complete surrender of the policy but is not applied to 1035 exchanges, policy loans and partial surrenders.  The Enhancement Benefit is essentially a partial return of policy charges assessed.  In most instances, the Enhancement Benefit will not exceed the sum of all charges assessed on the policy.

The purpose of the Enhancement Benefit is to allow the policy during earlier years to more closely track the corporate liability it is intended to off-set.  This is accomplished by lowering the cost associated with a surrender in early policy years.

The minimum Enhancement Benefit available in policy year 1 equals 0.10% of Premium in policy year 1.  The Enhancement Benefit will vary based on the following:

•	sex (if not unisex classified) of the Insured;

•	the elapsed time since the Policy Date;

•	Investment Experience;

•	the charges assessed to the policy;

•	the policy component configurations you select;

•	the pattern of renewal Premium payments you make.

The Enhancement Benefit may increase or decrease by policy year, but it is designed to decline to zero at the end of its scheduled duration, which is ten (10) years.  If the Supplemental Insurance Rider is in effect, the Enhancement Benefit is reduced.  The Supplemental Insurance Rider reduces the Enhancement Benefit because the lower charges associated with the Rider result in less of an enhancement required to off-set early policy year costs associated with surrender.

The Enhancement Benefit is paid from our General Account at the time the policy is completely surrendered.  We reserve the right to postpone payment of the Enhancement Benefit for up to six (6) months from the date of your surrender request.

Changing the Amount of Base Policy Insurance Coverage

You may request to change the Base Specified Amount.  Changes to the Base Specified Amount will typically alter the Death Benefit.  For more information, see "Changes in the Death Benefit Option," beginning on page 38. Changes may result in additional charges.  We reserve the right to limit the number of changes to the Base Specified Amount to one (1) each policy year.

Increases.  To increase the Base Specified Amount, you must submit a written request to our Home Office and you must provide us with evidence of insurability that satisfies our underwriting standards.  In most instances we do not medically underwrite, but we will medically underwrite under certain circumstances, such as a request for a large increase in Base Specified Amount.  Any request to increase the Base Specified Amount must be for at least $10,000 and the Base Specified Amount after the increase may not exceed the Maximum Death Benefit.  We always apply requests to increase Base Specified Amount in proportion it bears to Total Specified Amount.  This means if you have the Supplemental Insurance Rider, all increases will be done proportionally between your Base Specified Amount and Rider Specified Amount.  You may not elect how to allocate increases in Total Specified Amount after the Policy Date.  The Insured must be between 18 and 79 years old at the time of the request and after the increase, the Cash Surrender Value must be sufficient to keep the policy In Force for at least 3 months.  An increase in the Base Specified Amount may cause an increase in the Net Amount At Risk.  Because the Cost of Insurance Charge is based on the Net Amount At Risk, and because there will be a separate cost of insurance rate for the increase, this will usually cause the policy's Cost of Insurance Charge to increase.  An increase in Base Specified Amount may require you to make larger or additional Premium payments in order to avoid Lapsing the policy.  Increases will be allocated among the policy components in the same manner as the most recent increase (in the absence thereof, in accordance with the original policy), unless an alternative allocation is specifically requested and approved by us.  Approved increases to the Base Specified Amount will become effective on the next monthly anniversary of the Policy Date after we approve the supplemental application unless you request, and we approve, a different date.

Decreases.  You may request to decrease the Base Specified Amount at any time after the first policy year.  We apply Base Specified Amount decreases to the most recent Base Specified Amount increase, and continue applying the decrease backwards, ending with the original Base Specified Amount.  The decreases will be applied in the same allocation of policy components that exists in the insurance being decreased, unless an alternative allocation is specifically requested and approved by us.  Decreases to the Base Specified Amount may decrease the Base Policy Cost of Insurance Charges and the Base Specified Amount Charges, depending on the Death Benefit option elected and the amount of the Cash Value.

We will deny any request to reduce the Base Specified Amount below the minimum Total Specified Amount shown on the Policy Data Page.  We will also deny any request that would disqualify the policy as a contract for life insurance.  To decrease the Base Specified Amount, you must submit a request to our Home Office.

The Minimum Required Death Benefit

The policy has a Minimum Required Death Benefit.  The Minimum Required Death Benefit is the lowest Death Benefit that will qualify the policy as life insurance under Section 7702 of the Code.

The tax tests for life insurance generally require that the policy have a significant element of life insurance and not be primarily an investment vehicle.  At the time we issue the policy, you irrevocably elect one of the following tests to qualify the policy as life insurance under Section 7702 of the Code:

•	the cash value accumulation test; or

•	the guideline premium/cash value corridor test.

The cash value accumulation test will always result in a Death Benefit that is lower in the early years and higher in the later years when compared to the guideline premium/cash value corridor test.  The guideline premium/cash value corridor test tends to produce a more favorable return if you are paying three or fewer premiums.  If you pay Premium in excess of the 7 pay Premium in a given year, then it could cause the policy to become a modified endowment contract.  If you do not elect a test, we will assume that you intended to elect the cash value accumulation test.

The cash value accumulation test determines the Minimum Required Death Benefit by multiplying the Cash Value by a percentage described in the federal tax regulations.  The percentages depend upon the Insured's age, sex (if not unisex classified) and underwriting classification.  Under the cash value accumulation test, there is no limit to the amount that may be paid in Premiums as long as there is sufficient Death Benefit in relation to the Cash Value at all times.

The guideline premium/cash value corridor test determines the Minimum Required Death Benefit by comparing the Death Benefit to an applicable percentage of the Cash Value.  These percentages are set out in the Code, but the percentage varies only by the Attained Age of the Insured.

Regardless of which test you elect, we will monitor compliance to ensure that the policy meets the statutory definition of life insurance for federal tax purposes.  As a result, the Death Benefit payable under the policy should be excludable from gross income of the Beneficiary for federal income tax purposes.  We may refuse additional Premium payments or return Premium payments to you so that the policy continues to meet the Code's definition of life insurance.

Exchanging the Policy

At any time within the first 24 months of coverage from the Policy Date, you have a right to irrevocably elect to transfer 100% of the policy's Cash Value to the fixed account, irrespective of our right to limit transfers to the fixed account.  After this election, your policy will no longer participate in the Investment Experience of the Sub-Accounts.  Rather, the policy's Cash Value will be credited with the fixed account's interest rate.  To invoke this right, you must submit your request to our Home Office on our specified forms.

In addition to your right to transfer the policy's Cash Value to the fixed account, you also have the right to exchange the policy for another policy issued by us that is not a variable insurance policy.  To make an exchange with us you will surrender this policy and use its Cash Surrender Value to purchase the new policy we underwrite on the Insured's life, subject to: (i) our approval; (ii) our right to not permit an exchange for 24 months after the policy is issued; (iii) the Insured (a) satisfies our underwriting standards of insurability and (b) you pay all costs associated with the exchange.  You may transfer Indebtedness to the new policy.

To invoke this right, you must submit your exchange request to our Home Office on our specified forms.  The policy must be In Force and not in a Grace Period.  The exchange may have tax consequences.  The new policy will take effect on the exchange date only if the Insured is alive.  This policy will terminate when the new policy takes effect.

Terminating the Policy

There are several ways that the policy can terminate.  All coverage under your policy will terminate when any one of the following events occurs:

•	we receive your written request to our Home Office to terminate coverage;

•	the Insured dies;

•	the Insured is alive on the Maturity Date (and you elect not to extend the Maturity Date);

•	the policy Lapses; or

•	you surrender the policy for its Cash Surrender Value (which may result in adverse tax consequences).

Assigning the Policy

You may assign any or all rights under the policy while the Insured is alive, subject to our approval.  If you do, your Beneficiary's interest will be subject to the person(s)/entity(ies) to whom you have assigned such rights.  Your assignment must be in a form satisfactory to us and must be recorded at our Home Office before it will become effective.  Your assignment will be subject to any outstanding Indebtedness.  If the assignment qualifies as an exchange under Section 1035 of the Code, there shall be no Enhancement Benefit applied.  An assignment is effective as of the date we record it.  We shall not be responsible for the sufficiency or validity of any assignment.

Reports and Illustrations

We will send you transaction confirmations.  We will also send you an annual report that shows:

•	the Total Specified Amount;

•	Premiums paid;

•	all charges since the last report;

•	the current Cash Value;

•	the Cash Surrender Value; and

•	Indebtedness.

The report will also include any other information required by laws and regulations, both federal and state.  We will send these reports to the address you provide on the application unless directed otherwise.  At any time you may ask for an illustration of future benefits and values under the policy.  We reserve the right to assess a charge for illustrations.

Policy Charges

We will take deductions from Premium payments and/or the Cash Value, as applicable, to compensate us for the services and benefits we provide, the costs and expenses we incur, and the risks we assume.  We may generate a profit from any of the charges assessed under the policy.  We begin to deduct monthly charges from your policy's Cash Value on the Policy Date.   These charges are assessed by redeeming Accumulation Units.  The number of Accumulation Units redeemed is determined by dividing the dollar amount of the charge by the Accumulation Unit value for the Sub-Account.   If you have a policy loan, a complete description of how interest credited and charged results in costs to you is described in the Policy Loans section of this prospectus.

The charges reflect the costs and risks associated with your policy. Each Insured is assigned to an underwriting class based upon his/her age, sex (if not unisex classified), smoker status, type of evidence of insurability, and insurability status.  In evaluating and underwriting the corporate or legal entity purchasing the Policy, and setting cost of insurance charges, we may take into account several factors, including the purpose for which the Policy is being purchased, the anticipated amount and timing of Premium payments, and the expected asset persistency.

We offer several charge structures, or "policy components," which can be selected and blended—i.e., you may elect to apply 100% of your Total Specified Amount to a single policy component, or apply portions (totaling 100%) of your Total Specified Amount to one or more policy components.  The policy components permit policy purchasers to determine how to allocate policy charges (including charges for distribution expenses) over the life of the policy.  (For information about the compensation arrangements with broker-dealer firms that sell the Policy, please refer to the Distribution, Promotional, and Sales Expenses section of this prospectus.)  Certain policy components rely on premium loads to cover expenses, while others prefer to rely on periodic charges that spread expenses over the years.  Different policy components consist of different patterns of current policy charges.

•
Policy Component A calls for the greatest apportionment of charges on the front-end.  This policy component includes a Premium Load that declines over the first 5 policy years, as well as a Deferred Premium Load that is assessed in policy years 2-5 and is based on Premium paid in the first policy year.  The aggregate current monthly charges (i.e., the cost of insurance charge, the specified amount charge, and the sub-account asset charge) under this policy component are lower than those for Policy Components B and C during the first four policy years, and lower than those for Policy Component D in all policy years.

•
Policy Component B includes a Premium Load that declines over the first 5 policy years, but does not include a Deferred Premium Load.  The aggregate current monthly charges are lower than those for Policy Component A after the first four policy years, lower than those for Policy Component C after the first ten policy years, and lower than those for Policy Component D in all policy years.

•
Policy Component C apportions charges on the front-end to a lesser extent than under either Policy Component A or B:  the Premium Load is at a lower, declining rate and for a shorter duration (i.e., for four rather than five years).  The aggregate current monthly charges are higher than those for Policy Component B during the first ten policy years, and similar thereafter.  The aggregate current monthly charges are higher than those for Policy Component A during the first four policy years, and similar thereafter.  The aggregate current monthly charges are lower than those for Policy Component D in all years.

•	Policy Component D has no Premium Load—either front-end or deferred. The aggregate current monthly charges under this policy component are always higher than those under Policy Components A, B, and C.

The charges assessed under your policy will depend upon the policy component configurations you select for your Total Specified Amount, and whether you elect coverage under the Supplemental Insurance Rider.  Generally, if you choose to purchase coverage under the Supplemental Insurance Rider, and concurrently reduce the Base Specified Amount by an off-setting amount, some of the charges associated with your policy will be lower because the charges under the rider are generally lower than those available under a base policy (i.e., a policy without any riders). (For more information about the benefits and operation of the Supplemental Insurance Rider, see the Policy Riders and Rider Charges section of this prospectus.)  Depending on the actual amount and timing of Premium payments and Investment Experience, at any point in time, the Cash Value and death benefit associated with one policy component may turn out to be less favorable than they would have been if another component had been selected.  While we reserve the right to change the pattern of charges under a policy component at any time, the levels of charges associated with each policy component will never exceed the maximum charges in the Periodic Charges Other Than Mutual Fund Operating Expenses table in the Summary: Fee Tables section of this prospectus.

When you submit your application to purchase the policy, you select a policy component configuration to apply to your Base Specified Amount—for example, you might elect to apply 25% of your Base Specified Amount to each policy component, or 50% to Policy Component B and 50% to Policy Component D.  This selection of policy component configurations determines how we weight the current policy charges to calculate the amount of each charge that you pay.  In other words, the charge that you pay is a proportional blending of the charges associated with each of the policy components that apply to your Total Specified Amount.  For example, if you elect to apply 25% of your Base Specified Amount to each policy component, then we would add 25% of the Premium Load for each policy component to determine the amount of Premium Load you would pay; we would follow the same procedure to determine the Deferred Premium Load or the monthly policy charges that you would pay under that policy component configuration.  Similarly, if you elect to apply 50% of your Base Specified Amount to Policy Component B and 50% to Policy Component D, then we would add 50% of the Premium Load for Policy Component B to 50% of the Premium Load for Policy Component D to determine the amount of Premium Load you would pay, and we would follow the same procedure to determine the

Deferred Premium Load or the monthly policy charges that you would pay under that policy component configuration.  See Appendix C to this prospectus for examples showing how the amount and timing of charges under the Policy vary under the different policy components, and how those charges are "blended" when you elect the Supplemental Insurance Rider and/or apply portions of your Total Specified Amount (i.e., Base Specified Amount plus Rider Specified Amount) to one or more policy components.

We underwrite the corporate purchaser and we may reject applications with certain policy component configurations based on:  (1) the amount of overall expenses under the policy and the timing of the allocation of those expenses over the life of the policy; (2) the anticipated amount and timing of Premium payments; and (3) the expected asset persistency based on the purpose for which the corporation/entity is purchasing the policy.  Any rejection of an application with certain policy component configurations is based on whether we can assume expenses and risks based on our assessment of the corporate purchaser and the preceding factors.  Our underwriting policies are available upon request.  Once the policy has been issued, changes to the policy component configurations are permitted only with our approval.  Your chosen policy component configuration is documented on the Policy Data Page.

This policy is complex.  The amount of charges assessed under your policy will depend upon policy component configuration(s) applied to your policy, and whether you elect the Supplemental Insurance Rider.  Your registered representative can provide you with illustrations showing the results of various policy component allocation configurations and the benefits/detriments of electing available riders.  By comparing and discussing the various scenarios with your registered representative, he or she can answer any questions you have and help you to identify the policy component configuration(s) that is/are consistent with your objectives.

Premium Load

We deduct a Premium Load from each Premium payment to partially reimburse us for our sales expenses and premium taxes, and certain actual expenses--including acquisition costs.  The Premium Load also provides revenue to compensate us for assuming risks associated with the policy, and revenue that may be a profit to us.  In your policy, this charge is referred to as the "Percentage of Premium Charge."  The Premium Load applicable to your policy depends on the policy component configurations you select, the number of years since the Policy Date, the amount of annual Premium, and the amount of term insurance coverage you purchased via the Supplemental Insurance Rider.

We divide each Premium payment into contributions towards Target Premium and Excess Premium.  Target Premium is an annual premium based on the specified amount under the base policy (i.e., the policy without any riders) and the Insured's age and underwriting class.  A portion of each Premium payment is considered a contribution towards Target Premium until the total of such contributions in a policy year equals the Target Premium.   The portion considered a contribution towards Target Premium is equal to the Premium payment multiplied by the ratio of the Base Specified Amount to the Total Specified Amount. The portion of each premium payment that exceeds the Target Premium is Excess Premium. The chart below shows the current Premium Loads on Target Premium and Excess Premium that are assessed under each policy component. See Appendix C to this prospectus for examples showing how Premium Loads are assessed.

Premium Loads on Target and Excess Premium

Policy Year	1		2		3		4		5 and thereafter
	Target	Excess	Target	Excess	Target	Excess	Target	Excess	Target	Excess
Policy Component A	10%	2%	8%	2%	6%	2%	4%	2%	2%	2%
Policy Component B	10%	2%	8%	2%	6%	2%	4%	2%	2%	2%
Policy Component C	8%	2%	6%	2%	4%	2%	2%	2%	2%	2%
Policy Component D	0%	0%	0%	0%	0%	0%	0%	0%	0%	0%

The Premium Load that you pay is determined by multiplying the Premium payment by the weighted average (i.e., a proportional blending) of the Premium Loads for each policy component based on the policy component configuration(s) that you have selected.

We treat each increase in the Base Specified Amount as new coverage, with the Premium Load attributable to the increase determined as if it is part of a newly issued policy.

Deferred Premium Load

We deduct a Deferred Premium Load from the Cash Value to partially compensate us for our sales expenses and premium taxes.  This charge also may provide revenue to compensate us for assuming risks associated with the policy, and revenue that may be a profit to us.  In your policy, this charge is referred to as the "Deferred Percentage of Premium Charge."  The Deferred Premium Load applicable to your policy depends on the aggregate Premium payments made to the policy in the first policy year, the policy component configuration(s) you select, and the amount of term insurance coverage you purchased via the Supplemental Insurance Rider.  Currently, we deduct the Deferred Premium Load only under Policy Component A, on the anniversary of the Policy Date in policy years 2 through 5, and the charge is taken proportionally from your Sub-Account allocations and the fixed account.  This charge is in addition to the Premium Load assessed in those years, and is assessed regardless of whether any Premium is paid in those years.

The amount of Deferred Premium Load that you pay depends on the classification of your Premium payment(s) as contributing towards Target Premium or Excess Premium, and the policy component configuration(s) you select.  The chart below shows the current Deferred Premium Loads on Target Premium and Excess Premium that are assessed under each policy component.

Deferred Premium Loads on Target and Excess Premium

Policy Year	1		2-5		6 and thereafter
	Target	Excess	Target	Excess	Target	Excess
Deferred Premium Load: Policy Component A	0%	0%	2%	0.5%	0%	0%
Deferred Premium Load: Policy Component B	0%	0%	0%	0%	0%	0%
Deferred Premium Load: Policy Component C	0%	0%	0%	0%	0%	0%
Deferred Premium Load: Policy Component D	0%	0%	0%	0%	0%	0%

The Deferred Premium Load is determined by multiplying the Premium payment by the weighted average (i.e., a proportional blending) of the Deferred Premium Loads for each policy component, based on the policy component configuration(s) that you have selected.  The Deferred Premium Load currently is (and is guaranteed never to exceed) 2% of aggregate Premium payments made in policy year 1.

Base Policy Cost of Insurance

We deduct a Cost of Insurance Charge from the policy's Cash Value on the Policy Date and on each monthly anniversary of the Policy Date to compensate us for providing expected mortality benefits, and to reimburse us for certain actual expenses, including acquisition costs and state and federal taxes.  This charge also provides revenue to compensate us for assuming certain risks associated with the policy, and revenue that may be profit to us.  The Cost of Insurance Charge is the product of the Net Amount At Risk and the cost of insurance rate.  The cost of insurance rate will vary by the Insured's age, sex (if not unisex classified), tobacco use, Substandard Ratings, and underwriting class, the number of years from the Policy Date, and the policy component configuration(s) you select.  The cost of insurance rates are based on our expectations as to future mortality, investment earnings, persistency, expenses, and taxes.  The Base Policy Cost of Insurance Charge that you pay is determined by multiplying the Base Policy Net Amount At Risk by the weighted average (i.e., a proportional blending) of the cost of insurance rates for each policy component based on the policy component configuration(s) that you have selected.  There may be a separate cost of insurance rate for the initial Base Specified Amount and any Base Specified Amount increase.  The cost of insurance rates will never be greater than those shown on the Policy Data Page.

We will uniformly apply any change in cost of insurance rates for Insureds of the same age, underwriting class and any Substandard Ratings, selected policy component configurations, and In Force policy duration.  If a change in the cost of insurance rates causes the amount of your Cost of Insurance Charge to increase, your policy's Cash Value could decrease.  If a change in the cost of insurance rates causes your Cost of Insurance Charge to decrease, your policy's Cash Value could increase.

We may underwrite your policy on a non-medical basis that may result in a higher Cost of Insurance Charge.  Non-medical underwriting means that a physical examination to obtain medical information on the proposed Insured is not required to issue the policy.  The higher Cost of Insurance Charge would compensate us for assuming additional mortality risk as a result of issuing without the information that results from medical underwriting.  The result is that healthy individuals will subsidize less healthy individuals because there is no medical underwriting, which typically results in lower cost of insurance rates being applied to fully underwritten policies.  If you were to purchase one of our policies that is medically underwritten and you are healthy, your cost of insurance rates would be lower.

The Cost of Insurance Charge will be deducted proportionally from your Sub-Account allocations and the fixed account.

Flat Extras and Substandard Ratings .  As part of our underwriting process, we may inquire about the occupation and activities of the Insured.  If the activities or occupation of the Insured cause an increase health or accident risk, it may result in the Insured receiving a Substandard Rating.  If this is the case, we may add an additional component to the Cost of Insurance Charge called a " Flat Extra. "   The Flat Extra accounts for the increased risk of providing life insurance when one or more of these factors apply to the Insured.  The Flat Extra is a component of the total Cost of Insurance Charge, so if applied it will be deducted from the Policy ' s Cash Value on the Policy Date and the monthly anniversary of the Policy Date.  The monthly Flat Extra is between $0.00 and $2.08 per $1,000 of the Net Amount At Risk.  If a Flat Extra is applied, it is shown on the Policy Data Pages.  In no event will the Flat Extra result in the Cost of Insurance Charge exceeding the maximum charge listed in the Fee Table of this prospectus.  If a Flat Extra is applied and the Policy Owner has elected the Supplemental Insurance Rider, it will also be applied to the Rider Specified Amount.

Sub-Account Asset Charge

We deduct a Sub-Account Asset Charge from the policy's Cash Value allocated to the Sub-Accounts on each monthly anniversary of the Policy Date to compensate us for certain actual expenses, including acquisitions costs and premium taxes.  This charge also provides revenues to compensate us for assuming certain risks associated with the policy, and revenues that may be profit to us.  In your policy, this charge is referred to as the "Monthly Variable Sub-Account Asset Charge."

The Sub-Account Asset Charge will be deducted proportionally from your Sub-Account allocations on each monthly anniversary of the Policy Date.  The Sub-Account Asset Charge applicable to your policy depends on the policy component configuration(s) you select, the amount of your Cash Value, and whether there is any specified amount attributable to the Supplemental Insurance Rider. We determine this charge for the base policy by multiplying your Cash Value allocated to the Sub-Accounts by the weighted average (i.e., a proportional blending) of the Sub-Account Asset factors for each policy component, based on the policy component configuration(s) that you have selected.  (Different Sub-Account Asset factors apply to the Rider.  Information on Sub-Account Asset Charges associated with the Supplemental Insurance Rider is provided under Policy Riders and Rider Charges section below.)  We assess this charge in addition to any charges assessed by the mutual funds underlying the Sub-Accounts.

The Sub-Account Asset Charge applicable to your policy depends on the policy component configuration(s) you select.  The table below shows the current Sub-Account Asset Factors (presented as an annual rate) for policy components for the Base Specified Amount.  (See the Policy Riders and Rider Charges section of this prospectus for the Sub-Account Asset Factor associated with the Supplemental Insurance Rider.)

Current Base Policy Sub-Account Asset Factor Charges (shown as an annual rate)1

Ratio of Cash Value to 7-Pay Premium2 (on a monthly anniversary)	Policy Component A	Policy Component B	Policy Component C	Policy Component D
Under 125%	0.30%	0.25%	0.25%	0.60%
125% - 249%	0.26%	0.23%	0.23%	0.55%
250% - 374%	0.22%	0.20%	0.20%	0.50%
375% - 499%	0.19%	0.18%	0.18%	0.46%
500% - 649%	0.17%	0.16%	0.16%	0.42%
650% - 799%	0.15%	0.14%	0.14%	0.38%
800% - 999%	0.13%	0.13%	0.13%	0.35%
1000% - 1299%	0.11%	0.11%	0.11%	0.33%
1300% - 1599%	0.10%	0.10%	0.10%	0.31%
1600% - 1999%	0.09%	0.09%	0.09%	0.29%
2000% - 2499%	0.08%	0.08%	0.08%	0.27%
2500% & over	0.06%	0.06%	0.06%	0.25%

1  To calculate the monthly deduction based on the annual rates listed above, use the following formula:

        Monthly Rate = (1+ Annual Rate) (Number of days in the Month / Number of days in the year) – 1

2 The 7-Pay Premium is established as of the Policy Date and will not change.

The maximum Base Policy Sub-Account Asset Factor Charge for each of the policy components is 1.25% (annual rate), the greatest current charge we assess by component is listed below.

Policy Component A	Policy Component B	Policy Component C	Policy Component D
0.30%	0.25%	0.25%	0.60%

The Sub-Account Asset Charge is determined by proportionally blending the sub-account asset factors for the policy components you have selected to a single factor that is then applied to the Policy's Cash Value.  The guaranteed maximum annual and monthly charges are shown on the Policy Data Pages.

Base Specified Amount Charge

We deduct a monthly Base Specified Amount Charge from the policy's Cash Value to compensate us for sales, underwriting, distribution and issuance of the policy.  The charge applicable to your policy depends on the Total Specified Amount and is the same for all base policy component configurations.  The charge associated with the first $50,000 of Total Specified Amount is determined separately from the charge associated with the Total Specified Amount in excess of $50,000. The maximum guaranteed Base Specified Amount Charge is $0.40 per $1,000 of Specified Amount.

The table below shows the current Base Specified Amount Charges.  The Base Specified Amount Charge will be deducted proportionally from your Sub-Account allocations and the fixed account.

Base Specified Amount Charges

Policy Year	Amount of Total Specified Amount
	Up to $50,000	Over $50,000
1 through 20	$0.30 per $1,000	$0.09 per $1,000
21 and thereafter	$0.01 per $1,000	$0.01 per $1,000

The total charges applied to Base Specified Amount are determined by adding the amount of the charges of the first $50,000 of Total Specified Amount attributable to Base Specified Amount to the amount of charges attributable to Base Specified Amount on Total Specified Amount in excess of $50,000.  Base Specified Amount will equal Total Specified Amount, unless you have elected any Rider Specified Amount.

A distinct Rider Specified Amount charge applies to the Supplemental Insurance Rider.  If you elect that rider, the total specified amount charges you pay will depend upon the allocation of Total Specified Amount between the base policy and the Supplemental Insurance Rider.  To determine total specified amount charges, you must add the amount of the Base Specified Amount charge to the Rider Specified Amount charge.  Total charges are a weighted average of the amount of Base Specified Amount and Rider Specified Amount.  The end result is a charge blending.  For further explanation of this blending, including an example, see the "Supplemental Insurance Rider" sub-section of the "Policy Riders and Rider Charges" section of this prospectus beginning on page 28.

Administrative Charge

We deduct a monthly Administrative Charge from the policy's Cash Value to reimburse us for the costs of maintaining the policy, including accounting and recordkeeping.  Currently, the Administrative Charge is $5 per month per policy.  The maximum guaranteed Administrative Charge is $10 per month per policy.

The Administrative Charge will be deducted proportionally from your Sub-Account allocations and the fixed account.

Illustration Charge

Currently, we do not assess an Illustration Charge, which would compensate us for the administrative costs of generating the illustration.  However, we may, in the future, assess an Illustration Charge, which will not exceed $25 per illustration requested.  Any Illustration Charge must be paid by check at the time of the illustration request.  The Illustration Charge will not be deducted from the policy's Cash Value.

Policy Rider Charges

•	Change of Insured Rider--There currently is no charge associated with this rider.

•
Supplemental Insured Rider – If you purchase this rider and increase the Total Specified Amount (i.e., by the Rider Specified Amount attributable to the Supplemental Insurance Rider), then you will increase the overall monthly charges associated with this policy, even if the Base Specified Amount is not changed.  If, however, you purchase the rider and do not increase the Total Specified Amount and instead reduce the Base Specified Amount by an off-setting amount of Rider Specified Amount, then electing the Supplemental Insurance Rider will potentially reduce the overall monthly charges associated with the policy.  Please see the Policy Riders and Rider Charges section of this prospectus for further information about the charges associated with the Supplemental Insurance Rider.

Mutual Fund Operating Expenses

In addition to the charges listed above, there are also charges associated with the mutual funds in which the Sub-Accounts invest.  While you will not pay these charges directly, they will affect the value of the assets you have allocated to the Sub-Accounts because these charges are reflected in the underlying mutual fund prices that we subsequently use to value your Sub-Account units.  Please see the underlying mutual funds' prospectuses for additional information about these charges.  You may request FREE OF CHARGE copies of any of the underlying mutual funds' prospectuses available under the policy.  Information on how to contact us is located on the front page of this prospectus.

A Note on Charges

During a policy's early years, the expenses we incur in distributing and establishing the policy exceed the deductions we take.  Nevertheless, we expect to make a profit over time because variable life insurance is intended to be a long-term financial investment.  Accordingly, we have designed the policy with features and investment options that we believe support and encourage long-term ownership.

We make many assumptions and account for many economic and financial factors when we establish the policy's fees and charges.  The following is a discussion of some of the factors that are relevant to the policy's pricing structure.

Distribution, Promotional, and Sales Expenses.  Distribution, promotional and sales expenses include amounts we pay to broker-dealer firms as commissions, expense allowances and marketing allowances.  We refer to these expenses collectively as "total compensation." The maximum total compensation we pay to any broker-dealer firm in conjunction with policy sales is 44.10% of first year premiums and 11.25% of renewal premium after the first year.

We have the ability to customize the total compensation package of our broker-dealer firms.  We may vary the form of compensation paid or the amounts paid as commission, expense allowance or marketing allowance; however, the total compensation will not exceed the maximum (44.10% of first year premiums and 11.25% of renewal premium after the first year).  Commission may also be paid as an asset-based amount instead of a premium based amount.  If an asset-based commission is paid, it will not exceed 0.83% of the non-loaned cash value per year.

The actual amount and/or forms of total compensation we pay depend on factors such as the level of premiums we receive from respective broker-dealer firms and the scope of services they provide.  Some broker-dealer firms may not receive maximum total compensation.

Individual registered representatives typically receive a portion of the commissions/total compensation we pay, depending on their arrangement with their broker-dealer firm.  If you would like to know the exact compensation arrangement associated with this product, you should consult your registered representative.

Information on Underlying Mutual Fund Payments

Our Relationship with the Underlying Mutual Funds.  The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares.  The separate account aggregates policy owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily.  The separate account (and not the policy owners) is the underlying mutual fund shareholder.  When the separate account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public.  We incur these expenses instead.

We also incur the distribution costs of selling the policy (as discussed above), which benefit the underlying mutual funds by providing policy owners with Sub-Account options that correspond to the underlying mutual funds.

An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide us or our affiliates with wholesaling services that assist in the distribution of the policy and may pay us or our affiliates to participate in educational and/or marketing activities.  These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the policy.

Types of Payments We Receive.  In light of the above, the underlying mutual funds or their affiliates make certain payments to us or our affiliates.  The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the policies and other variable policies we and our affiliates issue, but in some cases may involve a flat fee.  These payments may be used by us for any corporate purpose, which include reducing the prices of the policies, paying expenses that we or our affiliates incur in promoting, marketing, and administering the policies and the underlying mutual funds, and achieving a profit.

We or our affiliates receive the following types of payments:

•      Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;

•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and

•
Payments by an underlying mutual fund's adviser or subadviser (or its affiliates).  Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in underlying mutual fund charges.

Furthermore, we benefit from assets invested in our affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because our affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services.  Thus, we may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.

We took into consideration the anticipated payments from the underlying mutual funds when we determined the charges imposed under the policies (apart from fees and expenses imposed by the underlying mutual funds).  Without these payments, we would have imposed higher charges under the policy.

Amount of Payments We Receive.  For the year ended December 31, 2009 , the underlying mutual fund payments we and our affiliates received from the underlying mutual funds did not exceed 0.55% (as a percentage of the average daily net assets invested in the underlying mutual funds) offered through the policy or other variable policies that we and our affiliates issue.

Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.

Most underlying mutual funds or their affiliates have agreed to make payments to us or our affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all.  Because the amount of the actual payments we or our affiliates receive depends on the assets of the underlying mutual funds attributable to the policy, we and our affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).

For additional information related to the amount of payments Nationwide receives, go to www.nationwide.com.

Identification of Underlying Mutual Funds.  We may consider several criteria when identifying the underlying mutual funds, including some or all of the following:  investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses.  Another factor we consider during the identification process is whether the underlying mutual fund's adviser or subadviser is one of our affiliates or whether the underlying mutual fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates.

There may be underlying mutual funds with lower fees, as well as other variable policies that offer underlying mutual funds with lower fees.  You should consider all of the fees and charges of the policy in relation to its features and benefits when making your decision to invest.  Please note that higher policy and underlying mutual fund fees and charges have a direct effect on your investment performance.

Policy Riders and Rider Charges

You may elect/purchase one or more riders available under the policy to meet your specific needs.  Rider availability varies by state.  Riders may not be elected/purchased independently of the policy.  Upon termination of this policy, all riders will also terminate.  Operation and benefits of the riders described in this prospectus may vary by the state where the policy is issued.  For detailed information regarding Rider availability and variations, see "Appendix D:  State variations."

We will assess any rider charge by taking deductions from the Cash Value to compensate us for the services and benefits we provide, the costs and expenses we incur, and the risks we assume.  We may generate a profit from any of the rider charges.  We begin to deduct monthly rider charges from your policy's Cash Value on the Policy Date or on the first monthly anniversary of the Policy Date after the rider is effective.

Change of Insured Rider

The benefit associated with the Change of Insured Rider is that you may designate a new Insured, subject to insurability and the conditions below.  The costs and benefits under the policy after the change will be based on the underwriting classification and characteristics of the new Insured.  The amount of insurance coverage after the Change Date shall be the Total Specified Amount shown on the application to change the Insured provided that (1) the policy continues to qualify as life insurance under the Code and (2) such specified amount equals or exceeds the minimum Total Specified Amount shown on the Policy Data Page.  You may elect this rider at the time of application or at any time while the policy is In Force.  Coverage on the new Insured will become effective on the Change Date.  Coverage on the previous Insured will terminate on the day before the Change Date.  The Change Date is the first monthly anniversary on or next following the date the change of insured conditions are met.  The Policy Date will not change.

Change of Insured Conditions:

1.	At the time of the change, the new Insured must have the same business relationship to the Owner as did the previous Insured.

2.	The new Insured may be required to submit evidence of insurability to us.

3.	The new Insured must satisfy our underwriting requirements.

4.	The policy must be In Force and not be in a grace period at the time of the change.

5.	The new Insured must have been at least age eighteen on the Policy Date.

6.	The Owner must make written application to change the Insured.

Change of Insured Rider Charge.  There is no charge associated with the Change of Insured Rider.

Supplemental Insurance Rider

General Information on the Benefits and Operation of the Supplemental Insurance Rider

This rider will modify the amount of insurance coverage (Death Benefit) under the policy.  The benefit associated with the Supplemental Insurance Rider is term life insurance on the Insured that is:  (1) in addition to the Base Specified Amount; (2) payable to the Beneficiary upon the Insured's death; and (3) annually renewable until the Insured reaches Attained Age 100.

The charges for the Rider are calculated in the same manner as those applicable to the base policy, although different rates may apply under the various policy components available with the Supplemental Insurance Rider.  Currently, if you choose to purchase coverage under this Rider and concurrently reduce the Base Specified Amount by an off-setting amount, some of the charges associated with your policy will be reduced because charges under the policy components available with the Rider may be lower than the corresponding charges under the policy components available for a base policy.  Rider policy component charges are lower in most cases because the rider is term insurance.  The greater the allocation is to rider policy components, the lower the overall charges will be under the policy.  See Appendix C to this prospectus for examples showing how charges are "blended" when you elect the Supplemental Insurance Rider and/or apply portions of your Total Specified Amount to one or more policy components.

Note that:

•	Certain benefits that are normally available under the policy may be reduced or eliminated when this rider is in effect.

o	Adding this rider results in a lower Enhancement Benefit;

o	In some years and/or at some ages, the cost of insurance charge for the rider is more expensive than the cost of insurance for the base policy; and

o	You may not extend the Maturity Date with respect to the Rider Specified Amount.

•	The rider's death benefit terminates if the Insured is living on the Maturity Date.

•	The compensation rates payable to the selling broker-dealer are lower on this Rider than those on the base policy.

You may purchase this rider at the time of application or, subject to our approval, at a later time provided that the policy is In Force and the rider is purchased before the Insured reaches Attained Age 100.  If purchased at the time of application, the effective date of the rider is the same as the effective date of insurance coverage.  (See the "Insurance Coverage Effective Date" provision earlier in this prospectus.)  If purchased subsequently, the effective date will be the monthly anniversary of the Policy Date on or next following the date we approve your written request, unless you specify and we approve, a different date.  The Rider Specified Amount may be combined with the Base Specified Amount to satisfy the minimum Total Specified Amount shown on the Policy Data Page.  However, while the rider is in effect, the Base Specified Amount must be at least 10% of the minimum Total Specified Amount.  You may request to either increase or decrease the Total Specified Amount, subject to certain restrictions.

Rider Specified Amount Increases and Reductions Due to Partial Surrender

All increases and decreases of Rider Specified Amount, including decreases due to partial surrender or forced surrender partial, are done proportionally between the amounts you have allocated to Base Specified Amount and Rider Specified Amount.

Charges Associated with the Supplemental Insurance Rider

The Supplemental Insurance Rider charges listed below are different from the charges under the base policy.  These charges will be applied to coverage under the Supplemental Insurance Rider and are in addition to the charges you pay on coverage under the base policy.

•	Sub-Account Asset Charge;

•	Specified Amount Charge; and

•	Cost of Insurance Charge

•	Rider Sub-Account Asset Charge

The table below shows the current factors used to determine the Sub-Account Asset Charges applicable to the Rider Specified Amount.

Current Supplemental Insurance Rider Sub-Account Asset Factor Charges (shown as an annual rate)1

Ratio of Cash Value to 7-Pay Premium2 (on a monthly anniversary)	Policy Component A	Policy Component B	Policy Component C	Policy Component D
Under 125%	0.20%	0.16%	0.16%	0.30%
125% - 249%	0.18%	0.15%	0.15%	0.27%
250% - 374%	0.16%	0.14%	0.14%	0.24%
375% - 499%	0.14%	0.13%	0.13%	0.22%
500% - 649%	0.12%	0.12%	0.12%	0.20%
650% - 799%	0.11%	0.11%	0.11%	0.18%
800% - 999%	0.10%	0.10%	0.10%	0.16%
1000% - 1299%	0.09%	0.09%	0.09%	0.14%
1300% - 1599%	0.08%	0.08%	0.08%	0.13%
1600% - 1999%	0.07%	0.07%	0.07%	0.12%
2000% - 2499%	0.06%	0.06%	0.06%	0.11%
2500% & over	0.05%	0.05%	0.05%	0.10%

1  To calculate the monthly deduction based on the annual rates listed above, use the following formula.

              Monthly Rate = (1+ Annual Rate) (Number of days in the Month / Number of days in the year) - 1

2  The 7-Pay Premium is established as of the Policy Date and will not change.

The maximum Rider Sub-Account Asset Factor Charge for each of the policy components is 1.25% (annual rate), the greatest current charge we assess by component is listed below.

Policy Component A	Policy Component B	Policy Component C	Policy Component D
0.20%	0.16%	0.16%	0.30%

We determine the Sub-Account Asset Charge by multiplying your Cash Value by the weighted average (i.e., a blend that uses the relative proportions of the Base and Rider Specified Amounts) of the Sub-Account Asset Factors for the Base Policy and the Supplemental Insurance Rider, where each Factor is based on the policy component configuration(s) that you have selected.  Currently, the Sub-Account Asset Charge is no more than (and is guaranteed never to exceed) 0.10357% on a monthly basis (and ranges between 0.05% and 1.25% on an annual basis), of the net assets you have allocated to the Sub-Accounts.  The guaranteed maximum annual and monthly charges applicable to your policy are shown on the Policy Data Pages.

Rider Specified Amount Charge

If you purchase the Supplemental Insurance Rider, we deduct a monthly Rider Specified Amount Charge from the policy's Cash Value to compensate us for sales, underwriting, distribution, and issuance of the rider.  The charge applicable to your policy depends on the Total Specified Amount and the allocation of the Total Specified Amount between Base Specified Amount and Rider Specified Amount. The Rider Specified Amount Charge is the same for all policy component configurations.

The charge associated with the first $50,000 of Total Specified Amount is determined separately from the charge associated with the Total Specified Amount in excess of $50,000.   Each of these charges is determined using a weighted average (i.e., a blend that uses the relative proportions of the Base and Rider Specified Amounts) of the base and rider charges.

The Rider Specified Amount Charge will be deducted proportionally from your Sub-Account allocations and the fixed account. The table below shows the current Rider Specified Amount Charges.

Rider Specified Amount Charges

Policy Year	Amount of Total Specified Amount
	Up to $50,000	Over $50,000
1 through 20	$0.05 per $1,000	$0.01 per $1,000
21 and thereafter	$0.01 per $1,000	$0.01 per $1,000

The maximum guaranteed Supplemental Insurance Rider Specified Amount Charge is $0.40 per $1,000 of Specified Amount.

To determine total specified amount charges, you must add the amount of the Base Specified Amount charge to the Rider Specified Amount charge.  Total charges are a weighted average of the amount of Base Specified Amount and Rider Specified Amount you elected.  The end result is a charge blending.

Here is an example of how charges are blended if you elect Base Specified Amount and Rider Specified Amount.

For this example, assume the following.

Total Specified Amount = $150,000.

Base Specified Amount = 50% or $75,000.

Rider Specified Amount = 50% or $75,000.

The policy is less than 20 years old.

The charges are calculated in three parts.

The first part involves calculating the charge on the first $50,000 of Total Specified Amount.  This is accomplished using the following formula.

Blended Total Specified Amount Charges (first $50,000) = [(BA x BSAC) + (RA x RSAC)] x [$50,000/$1,000]

Where:

BA = Base Specified Amount Allocation (as a percentage)

BSAC = Base Specified Amount Charge

RA = Rider Specified Amount Allocation (as a percentage)

RSAC = Rider Specified Amount Charge

Using this formula and the assumptions described above, here is how the calculation would work on the first $50,000 of Total Specified Amount.

= [(0.50 x $0.30) + (0.50 x $0.05)] x [$50,000/$1,000]

= [($0.15) + ($0.025)] x [50]

= [$0.175] x [50]

= $8.75

The second part involves calculating amounts in excess of the first $50,000, under which different charges apply.  This is accomplished using the following formula.

Blended Total Specified Amount Charges (excess of $50,000) = [(BA x BSAC) + (RA x RSAC)] x [(TSA - $50,000)/$1,000]

Where:

BA = Base Specified Amount Allocation (as a percentage)

BSAC = Base Specified Amount Charge

RA = Rider Specified Amount Allocation (as a percentage)

RSAC = Rider Specified Amount Charge

TSA = Total Specified Amount

Using this formula, and the assumptions described above, here is this second calculation would work on specified amount in excess of $50,000.

=[(0.50 x $0.09) + (0.50 x $0.01)] x [($150,000 - $50,000/$1,000)]

= [($0.045) + ($0.005)] x [100]

= [$0.05] x [100]

= $5.00

The third part is to add the results of the first calculation to the second calculation.  In this example, merely add $5.00 to $8.75 for Total Specified Amount charges of $13.75 per month.

Rider Cost of Insurance Charge

If you elect the Supplemental Insurance Rider, we deduct a monthly Supplemental Insurance Rider Cost of Insurance charge to compensate us for providing term life insurance on the Insured.  This charge is determined by multiplying the rider's cost of insurance rate by the rider's death benefit (described below).  We base the supplemental insurance cost of insurance rate on our expectations as to future experience for factors such as mortality, persistency, expenses, and taxes.  The supplemental insurance cost of insurance rate will vary by the Insured's Issue Age, sex (if not unisex classified), tobacco use, Substandard Ratings, underwriting class, the number of years from the Policy Date, and the policy component configurations you select.  The same policy component configuration(s) you select for the base policy will apply for the rider unless you request, and we approve, a different configuration.

The Supplemental Insurance Rider Cost of Insurance Charge will be deducted proportionally from your Sub-Account allocations and the fixed account.  Because we deduct the Rider charge from the Cash Value, purchase of this Rider could reduce the amount of the Death Benefit when the Death Benefit depends on Cash Value.

Death Benefit Calculations with the Supplemental Insurance Rider

The death benefit option chosen for the base policy will also be the death benefit option for the rider and calculation of the Death Benefit.  The current death benefit option in effect is shown on the Policy Data Page.  The Death Benefit is calculated as the greater of: (1) the Total Specified Amount; or (2) the Minimum Required Death Benefit (which will differ depending on whether the guideline premium/cash value corridor test or the cash value accumulation test is used).

After the Death Benefit is calculated, it is allocated between your elected amounts of base policy and this rider.

1.	Base Policy Death Benefit – The amount of the Death Benefit we allocate to the base policy is calculated using the formula below.

Base Policy Death Benefit =                                                      CV  +   (Total NAAR)   x    (Base Specified Amount)

(Total Specified Amount)

Where:

CV = the Cash Value of the policy

Total NAAR = the total Net Amount At Risk which is the Death Benefit minus the Cash Value

The formula above determines the portion of the Death Benefit applied to base by determining the ratio Base Specified Amount bears to Total Specified Amount.

2.
Supplemental Insurance Rider Death Benefit – The amount of the Death Benefit we allocate to the Supplemental Insurance Rider is calculated by taking the Death Benefit and subtracting the Base Policy Death Benefit (as calculated in item 1 above).

In most instances, your charges end up being lower if you apply as much coverage as possible to the rider.

Total Specified Amount remains the same unless you specifically request an increase or decrease.  All increases or decreases are done proportionally based on your established allocation between Rider Specified Amount and Base Specified Amount.

If the Cash Value increases, the portion of the Death Benefit attributable to this rider may, at times, be less than the Rider Specified Amount.  If the Cash Value decreases, the portion of the Death Benefit attributable to the base policy may, at times, be less than the Base Specified Amount.

Terminating the Rider

You may terminate this rider by submitting a written request to us at our Home Office.  We may require that you submit the policy for endorsement.  Terminating this rider will likely result in increased policy charges because of the difference in the pattern of policy charges under the corresponding policy components for the base policy and this rider.  If the rider is terminated, the calculation of the Death Benefit will apply exclusively to the base policy.  Termination may require that the amount of Death Benefit coverage provided by the base policy be increased to maintain the qualification of the policy as a contract of life insurance under the Code.

We reserve the right to deny any request to terminate this rider that would disqualify the policy as a contract of life insurance under the Code.  If the policy is not issued as a modified endowment contract, terminating this rider may result in the policy becoming a modified endowment contract.  We will notify the Owner if the policy's status is in jeopardy.

This rider also terminates upon the earliest of the following dates:

•	The date policy is surrendered or terminated;

•	The date the policy Lapses;

•	The Insured's death; or

•	The date the Insured reaches Attained Age 100.

There is no Cash Value attributable to this rider.  Therefore, there is no Cash Surrender Value attributable to this rider available to you upon termination of this rider.

In most instances, terminating the rider will not be to your advantage.  If you decide to terminate the rider, you should carefully discuss this decision with your registered representative or a qualified financial advisor.

Policy Owner Services

Dollar Cost Averaging

Dollar Cost Averaging is not available for polices with applications signed on or after August 12, 2009, or for policies issued before September 28, 2009 that were not participating in Dollar Cost Averaging as of September 28, 2009.  For policies that were participating in Dollar Cost Averaging as of September 28, 2009, existing Dollar Cost Averaging programs will continue to be available until the policy owner terminates participation.  Once participation in Dollar Cost Averaging is terminated, the policy owner cannot re-elect Dollar Cost Averaging.

You may elect to participate in a dollar cost averaging program.  Dollar cost averaging is an investment strategy designed to reduce the investment risks associated with market fluctuations and promote a more stable Cash Value and Death Benefit over time.  Policy owners may direct us to automatically transfer specific dollar amounts from the fixed account and the

Federated Insurance Series
•      Federated Quality Bond Fund II: Primary Shares
Nationwide Variable Insurance Trust ("NVIT")
•      Federated NVIT High Income Bond Fund: Class I
•      NVIT Government Bond Fund: Class I
•      NVIT Money Market Fund: Class V

to any other Sub-Account.  Transfers from the fixed account must be no more than 1/30th of the fixed account value at the time you elect to participate in the program.  These funds may or may not be available depending on when you purchased this policy. Please refer to "Appendix A: Sub-Account Information" for Sub-Account for details on fund availability.

You may elect to participate in the dollar cost averaging program at the time of application or at a later date by submitting an election form.  An election to participate in the program that is submitted after application will be effective on the date provided on the election form or, if the date provided has passed upon our receipt of your submitted election form participation will be effective at the beginning of the next policy month.  There is no charge for dollar cost averaging and dollar cost averaging transfers do not count as transfer events.  We will continue to process dollar cost averaging transfers until there is no more value left in originating investment option(s) or until you instruct us to terminate your participation in the service.

We do not assure the success of these strategies and we cannot guarantee that dollar cost averaging will result in a profit or protect against a loss.  You should carefully consider your financial ability to continue these programs over a long enough period of time to purchase Accumulation Units when their value is low, as well as when their value is high.  We may modify, suspend or discontinue these programs at any time.  We will notify you in writing 30 days before we do so.

Policy Loans

After the expiration of the free-look period and while the policy is In Force, you may take a loan against the policy's Cash Value.  Loan requests must be submitted in writing to our Home Office.  You may increase your risk of Lapse if you take a policy loan.  There also may be adverse tax consequences.  You should obtain competent tax advice before you decide to take a policy loan.

Loan Amount and Interest Charged

While the policy is In Force, you may request a policy loan provided that, at the time of the loan request, the loan amount plus the Policy Loan Account does not exceed 90% of the Cash Value.  Any applicable Enhancement Benefit is not available to be taken as a policy loan.  The minimum loan amount is $500.

We charge interest on the amount of outstanding Indebtedness at the current rate of between 2.00% and 3.50% per annum.  The maximum guaranteed rate is 3.50% per annum.  The interest rate applicable to your policy depends on the policy components you select.  Policy loan interest charge may provide revenue for risk charges and profit.  We expect to charge an effective annual interest rate of 2.80% on the outstanding balance of your loan for the first fifteen policy years, 2.55% for years 16 through 30, and 2.10% thereafter.

The interest will accrue daily and is payable at the end of each policy year, or at the time of a new loan, a loan repayment, the Insured's Death, a policy lapse, or a full surrender.  If the interest is not paid when due, we will add it to the outstanding loan amount by transferring a corresponding amount of Cash Value from each Sub-Account to the Policy Loan Account in the same proportion as your Sub-Account allocations.

Collateral and Interest Earned

As collateral for the policy loan, we will transfer Cash Value equal to the policy loan amount to the Policy Loan Account.  Amounts transferred from the Sub-Accounts will be in the same proportion as your Sub-Account allocations, unless you instruct otherwise.  We will only transfer amounts from the fixed account if the loan amount exceeds 90% of the Cash Value allocated to the Sub-Accounts.

Amounts in the Policy Loan Account will accrue and be credited daily interest at a rate not less than the stated interest crediting rate shown on your Policy Data Page.

Net Effect of Policy Loans

We will charge interest on the outstanding policy loan amount and credit interest to the Policy Loan Account at the same time.  In effect, the policy loan interest rate is netted against the interest crediting rate, and this is the amount that you are "charged" for taking the policy loan.  The Policy Loan Interest Charged is reflected in the Periodic Charges Other Than Mutual fund Operating Expenses table in the "In Summary: Fee Tables" section of this prospectus.

The amount transferred to the Policy Loan Account will neither be affected by the Investment Experience of the Sub-Accounts, nor will it be credited with the same interest rates credited to fixed account allocations.  Even if it is repaid, a policy loan will affect the policy, the Policy Loan Account, the Cash Surrender Value and the Death Benefit.  If your total Indebtedness ever exceeds the policy's Cash Value, your policy may Lapse.

Repayment

You may repay all or part of a policy loan at any time while the policy is In Force during the Insured's lifetime.  The minimum repayment amount is $25.  We will apply all loan repayments to the Sub-Accounts in the same proportion as your current Sub-Account allocations, unless you indicate otherwise.  While your policy loan is outstanding, we will treat any payments that you make as Premium payments, unless you request that they be applied as policy loan repayments.  Repaying a policy loan will cause the Cash Surrender Value to increase accordingly.

Lapse

The policy is at risk of Lapsing when the Cash Surrender Value is insufficient to cover the monthly policy charges.  Before any policy Lapses, there is a Grace Period during which you can take action to prevent the Lapse.  Subject to certain conditions, you may reinstate a policy that has Lapsed.

Grace Period

At the beginning of a Grace Period, we will send you a notice that will indicate the amount of Premium you must pay to avoid Lapsing the policy.  This amount is equal to at least 4 times the current month's policy charges.  If you do not pay the indicated amount within 61 days, the policy and all Riders will Lapse.

The Grace Period will not alter the operation of the policy or the payment of the Proceeds.

Reinstatement

You may reinstate a Lapsed policy by:

•	submitting, at any time within three year after the end of the Grace Period and before the Maturity Date, a written request to reinstate the policy;

•	providing any evidence of insurability that we may require;

•	paying sufficient Premium to keep the policy In Force for 3 months from the date of reinstatement;

•	paying sufficient Premium to cover all policy charges that were due and unpaid during the Grace Period; and

•	repaying or reinstating any Indebtedness that existed at the end of the Grace Period.

Subject to satisfactory evidence of insurability at the same rates, you may also reinstate the Supplemental Insurance rider.

The effective date of a reinstated policy (including any Riders) will be the monthly anniversary of the Policy Date on or next following the date we approve the application for reinstatement.  If the policy is reinstated, the Cash Value on the date of reinstatement will be set equal to the Cash Value at the end of the Grace Period.  We will then add to the Cash Value any Premiums or loan repayments that you made to reinstate the policy.

The Sub-Account allocations that were in effect at the start of the Grace Period will be reinstated, unless you indicate otherwise.

Surrenders

Full Surrender

You may entirely surrender the policy for the Cash Surrender Value at any time while the Insured is alive and the policy is In Force.  A surrender will be effective as of the date we receive your written surrender request on a form acceptable to us at our Home Office.  We may also require you to return the policy.  We reserve the right to postpone payment of that portion of the Cash Surrender Value attributable to the fixed account for up to 6 months.  The Cash Surrender Value will be paid to you in a lump sum, unless you elect to leave the Proceeds on deposit with us (or an affiliate).

No Enhancement Benefit will be applied to a policy that is surrendered pursuant to Section 1035 of the Code.

Partial Surrender

You may request, in writing to our Home Office, a partial surrender of the policy's Cash Surrender Value at any time after the policy has been In Force for one year.  We may require that you send the policy to us for endorsement.

We reserve the right to limit the number of partial surrenders to one per policy year.  The minimum amount of any partial surrender request is $500; the maximum amount of a partial surrender is the Cash Value less the greater of $500 or the amount equal to 3 months of policy charges.  Any applicable Enhancement Benefit is not available to be taken as a partial surrender.  A partial surrender cannot cause the Total Specified Amount to be reduced below the minimum Total Specified Amount indicated on the Policy Data Page, and after any partial surrender, the policy must continue to qualify as life insurance under Section 7702 of the Code.  Partial surrenders may be subject to income tax penalties.  They could also cause your policy to become a "modified endowment contract" under the Code, which could change the income tax treatment of any distribution from the policy.  We reserve the right to postpone payment of that portion of the partial surrender attributable to the fixed account for up to 6 months.

If you take a partial surrender, we will surrender Accumulation Units from the Sub-Accounts proportionally based on the current assets allocated to each Sub-Account to equal the amount of the partial surrender.  If there are insufficient Accumulation Units available, we will surrender amounts from the fixed account.

Reduction of the Total Specified Amount due to a Partial Surrender.  When you take a partial surrender, we reduce the Total Specified Amount to prevent an increase in the Net Amount At Risk, unless your partial surrender is a preferred partial surrender.  Preferred partial surrenders and how they are applied to a reduction in Total Specified Amount are described in more detail below.  Reduction of Total Specified Amount is proportional between elected Base Specified Amount and Rider Specified Amount.

The policy's charges going forward will be based on the new Total Specified Amount.  Any reduction of the Total Specified Amount will be made in the following order: against the most recent increase in the Total Specified Amount, then against the next most recent increases in the Total Specified Amount in succession, and finally, against the initial Total Specified Amount.

We do not reduce the Total Specified Amount on any portion of the total partial surrender that is a preferred partial surrender.  For preferred partial surrenders, we reduce the Total Specified Amount by an amount that is no more than the difference between the total partial surrender and any portion that is a preferred partial surrender.  A preferred partial surrender is a partial surrender that:

•	occurs before the 15th anniversary of the Policy Date; and

•	when added to any prior preferred policy surrenders taken in same policy year, does not exceed 10% of the Cash Surrender Value as of the beginning of that policy year.

Normally, we will pay the surrender amount within thirty days after we receive your written request in good order at our Home Office.  We reserve the right to delay payment of the Cash Surrender Value arising from the fixed account for six months.  Generally, if the policy has a Cash Surrender Value in excess of the Premiums you have paid, the excess upon surrender will be included in your income for federal income tax purposes.

The Death Benefit

Calculation of the Death Benefit

We will calculate the Death Benefit and pay it to the Beneficiary when we receive (at our Home Office) all information required to process the Death Benefit, including, but not limited to, proof that the Insured has died.  The Death Benefit may be subject to an adjustment if you make an error or misstatement upon application, or if the Insured dies by suicide.  The Death Benefit will be paid to the Beneficiary in a lump sum, unless the Beneficiary elects to leave the Death Benefit on deposit with us (or an affiliate).

While the policy is In Force, the Death Benefit attributable to the base policy will never be less than the Base Specified Amount associated with the base policy.  The Death Benefit will depend on which Death Benefit option you have chosen, any coverage elected under the Supplemental Insurance Rider, and the tax test you have elected, as discussed in greater detail below.  Also, the Death Benefit may vary with the Cash Value of the policy, which is affected by Investment Experience, outstanding Indebtedness, and any due and unpaid policy charges that accrued during a Grace Period.

Death Benefit Options

There are 3 Death Benefit options under the policy.  You may choose one.  If you do not choose one of the following Death Benefit options, we will assume that you intended to choose Death Benefit Option 1.  Not all Death Benefit options are available in all states.

Death Benefit Option 1.  The Death Benefit will be the greater of:

•	the Total Specified Amount as of the date of the Insured's death, or

•	the applicable percentage defined in Section 7702 of the Code of the Enhanced Cash Value as of the date of the Insured's death.

Death Benefit Option 2.  The Death Benefit will be the greater of:

•	the Total Specified Amount plus the Enhanced Cash Value as of the date of the Insured's death, or

•	the applicable percentage defined in Section 7702 of the Code of the Enhanced Cash Value as of the date of the Insured's death.

Death Benefit Option 3.  The Death Benefit will be the greater of:

•	(a) plus (b), where:

(a) = the Total Specified Amount as of the date of the Insured's death; and

(b) = the greater of zero or the lesser of (i) and (ii), where

(i) = the Death Benefit Option 3 maximum increase shown on the Policy Data Page; and

(ii) = the accumulated premium amount.  The accumulated premium amount equals all Premium payments as of the date of the Insured's death accumulated at the Death Benefit Option 3 interest rate shown on the Policy Data Page, less the total of all partial surrenders taken from the policy as of the date of the Insured's death accumulated at the Death Benefit Option 3 interest rate shown on the Policy Data Page; or

•	the applicable percentage defined in Section 7702 of the Code of the Enhanced Cash Value as of the date of the Insured's death.

Maximum Death Benefit

We reserve the right to limit the Death Benefit to the Maximum Death Benefit shown on the Policy Data Page.  Currently, for Option 1 and Option 2, the Maximum Death Benefit is equal to the sum of the Cash Value and the lesser of (i) 200% of the Specified Amount on the policy issue date and (ii) $8,000,000.  For Option 3, the maximum Death Benefit is equal to the lesser of (i) 200% of the Specified Amount plus the lesser of (a) the Option 3 maximum increase and (b) the accumulated premium amount; and (ii)  the sum of the Cash Value and $8,000,000.  We may increase the Maximum Death Benefit in our sole discretion.

For each Valuation Period and upon the death of the Insured, we will determine whether the policy's Cash Value would cause the Death Benefit to be greater than the Maximum Death Benefit.  If the Death Benefit would exceed the Maximum Death Benefit, and we choose to exercise our limitation right, we will surrender an amount from the policy to lower the Cash Value.  The partial surrender will be for the amount necessary to lower the Cash Value to a level that would result in the Death Benefit not exceeding the sum of the Cash Value and the lesser of (i) 180% of the Total Specified Amount on the policy issue date and (ii) $7,200,000.  The forced partial surrender will reduce the Cash Value and Total Specified Amount below the Maximum Death Benefit.  We do this to avoid constant and small forced partial surrenders.   If you have elected the Supplemental Insurance Rider, the Rider Specified Amount and the Base Specified Amount will be proportionally reduced.  A forced partial surrender of this nature will ultimately reduce total policy charges because of the decreased Total Specified Amount (decreased coverage results in lower charges).

There is no action you can take to prevent a forced partial surrender.  In addition, there may be adverse tax consequences on a forced partial surrender.  We will provide you notice of any forced partial surrender.  A forced partial surrender has the same impact as a requested partial surrender which means your Total Specified Amount will be reduced proportionally between any elected Base Specified Amount and Rider Specified Amount and will result in a corresponding decrease in charges.

If Death Benefit Option 3 is applicable and the accumulated premium amount is greater than the Cash Value, we reserve the right to reduce the amount previously credited to the accumulated premium amount to an amount equal to 90% of the Cash Value immediately before the distribution.  For example, if at the time of the pre-death distribution, your Cash Value is $100 and your accumulated premium amount is $102, we would reduce your accumulated premium amount by $12 to $90 (i.e., 90% of the Cash Value). The accumulated premium amount will not become less than zero because of a pre-death distribution.  The partial surrender will be deducted proportionally from your Sub-Account allocations and the fixed account.  The partial surrender amount will be paid to the Owner via check and will be accompanied by a confirmation statement.  Partial surrenders may result in adverse tax consequences that are the sole responsibility of the Owner.

The Maximum Death Benefit may, under certain circumstances, curtail the flexibility that the policy affords you.  For example, the policy's Cash Value may increase at a rate that outpaces the ratio of Cash Value to life insurance permitted under the Internal Revenue Code.  In some instances, you and we may address this situation by increasing the Total Specified Amount of insurance so that the policy's ratio of Cash Value to life insurance is readjusted to comply with the Code definition.  If, however, an increase in the Specified Amount would cause the Death Benefit to exceed the Maximum Death Benefit, then this method of achieving compliance with the Code definition of life insurance may not be available.

We will notify you that a pre-death distribution and/or a reduction in the accumulated premium amount has been generated.  We will send this notice no later than thirty days after we become aware that the maximum Death Benefit has been exceeded.  Taxes arising from the pre-death distribution, if any, are your responsibility.  We urge you to confer with your tax adviser regarding tax implications of receiving a pre-death distribution prior to the purchase of this policy.

If the Death Benefit would exceed the Maximum Death Benefit, and we choose not to exercise our limitation right, we will increase the Maximum Death Benefit amount by endorsing the policy or reissuing the Policy Data Page.

Changes in the Death Benefit Option

After the first policy year, you may elect to change the Death Benefit option from either Death Benefit Option 1 to Death Benefit Option 2, or from Death Benefit Option 2 to Death Benefit Option 1.  You may not change to Death Benefit Option 3.  However, you may change from Death Benefit Option 3 to Death Benefit Option 1 or Death Benefit Option 2.  We will permit only one change of Death Benefit option per policy year.  The effective date of a change will be the monthly anniversary of the Policy Date following the date we approve the change.

For any change in the Death Benefit option to become effective, the Cash Surrender Value after the change must be sufficient to keep the policy In Force for at least three months.

Upon effecting a Death Benefit option change, we will adjust the Total Specified Amount so that the Net Amount At Risk remains the same.  The policy's charges going forward will be based on the adjusted Total Specified Amount causing the charges to be higher or lower than they were prior to the change.  We will refuse a Death Benefit option change that would reduce the Total Specified Amount to a level where the Premium you have already paid would exceed any premium limit under the tax tests for life insurance.

Where the policy owner has selected the guideline premium/cash value corridor test, a change in Death Benefit option will not be permitted if it results in the total Premiums paid exceeding the maximum premium limitations under Section 7702 of the Code.

Incontestability

Except for material misrepresentations, we will not contest payment of the Death Benefit based on the initial Total Specified Amount, if applicable, after the policy has been In Force during the Insured's lifetime for 2 years from the Policy Date.

For any change in Total Specified Amount requiring evidence of insurability, we will not contest payment of the Death Benefit based on such increase after it has been In Force during the Insured's lifetime for 2 years from its effective date.

We will not contest the reinstatement of the policy after the reinstated policy has been In Force during the Insured's lifetime for 2 years from the effective date of the reinstatement.  We will not contest the policy after a change in the Insured (pursuant to election of the Change of Insured Rider) after it has been In Force during the new Insured's lifetime for 2 years from the Change Date.

Suicide

If the Insured dies by suicide, while sane or insane, within 2 years from the Policy Date or the reinstatement date, we will pay no more than the sum of the Premiums paid, less any Indebtedness, and less any partial surrenders.  If such Insured's policy had a Supplemental Insurance Rider, we will return the charges deducted for such rider, but not pay the death benefit.

If the Insured dies by suicide, while sane or insane, within 2 years from the date we accept an application for an increase in the Total Specified Amount, we will pay no more than the Death Benefit associated with insurance that has been In Force for at least 2 years from the Policy Date, plus the Cost of Insurance Charges associated with any increase in Total Specified Amount that has been In Force for a shorter period.

If the Insured dies by suicide, while sane or insane, within 2 years from the effective date of a change of Insured (pursuant to the terms of the Change of Insured Rider, if elected), we will pay no more than the Cash Value as of the Change Date, plus any Premium paid since such date, less any Indebtedness, and less any partial surrenders.

If the policy was issued pursuant to an exchange under Section 1035 of the Code, and the Insured dies by suicide within 2 years of the Policy Date, we will pay a Death Benefit equal to the lesser of: (a) the amount of insurance under the exchanged policy as of the Policy Date; or (b) the Total Specified Amount of this policy.  This provision only applies if the Owner is also the Beneficiary, and if the exchanged policy was originally issued more than 2 years prior to the Policy Date of this policy.  If the Owner and Beneficiary are not the same, the amount of insurance received will be the amount of insurance under the exchanged (predecessor) policy as of the Policy Date.

Policy Maturity

If the policy is In Force on the Maturity Date, we will pay the Maturity Proceeds to you, generally, within 7 days of the Maturity Date.  The payment will be postponed, however, when: the New York Stock Exchange is closed; the SEC restricts trading or declares an emergency; the SEC permits us to defer it for the protection of our policy owners; or the Proceeds are to be paid from the fixed account.  The Proceeds will equal the policy's Cash Value minus any Indebtedness and will be paid directly to you in a lump sum, unless you elect to leave the Proceeds on deposit with us (or an affiliate) in an interest-bearing account.  After we pay the Proceeds, the policy is terminated.

Extending the Maturity Date

Prior to the Maturity Date, we will send you a notice and election form informing you of your option to extend the Maturity Date of this policy.  To invoke the option, you must return the properly executed election form to our Home Office by the Maturity Date.  If you do not invoke the option or we do not receive the form by the Maturity Date, the Maturity Proceeds will be paid to you according to your policy's settlement provisions.  Note:  if the Supplemental Insurance rider is in effect, you may not extend the Maturity Date with respect to Rider Specified Amount.

If you elect to extend the Maturity Date, the extended Maturity Date will be the date of the Insured's death, at which time we will pay the Proceeds to the Beneficiary.  During this Maturity Date extension, the policy will operate the same as it did prior to the extension, except as follows:

(1)	no changes to the Total Specified Amount will be allowed;

(2)	the Proceeds will equal the Cash Value;

(3)	Death Benefit Options 2 and 3 will be changed to a revised Death Benefit 1 where the death benefit equals the Cash Value only;

(4)	no additional Premium payments will be allowed;

(5)	no additional periodic charges will be deducted; and

(6)	100% of the policy's Cash Value will be transferred to the fixed account.

If you extend the Maturity Date, we will endorse the policy to reflect the changes above.  The Maturity Date will not be extended if such extension would cause the policy to fail the definition of life insurance under the Code.

The primary purpose of Maturity Date extension is to continue the life insurance coverage, and avoid current income taxes on any earnings in excess of your cost basis if the maturity Proceeds are taken.  See, "Surrendering the Policy; Maturity," in the "Taxes" section of this prospectus for additional information.

Assuming you have no outstanding loans on the Maturity Date and that no partial surrenders or loans are taken after the Maturity Date, the Proceeds after the Maturity Date will equal or exceed the Proceeds at maturity.  However, because the loan interest rate charged may be greater than loan interest credited, if you have an outstanding loan on or after the Maturity Date, Proceeds after the Maturity Date may be less than the Proceeds at maturity.

This Policy may not qualify as life insurance under federal tax law after the Maturity Date.  Extending the Policy beyond the Maturity Date may not provide more favorable tax treatment than otherwise applicable to the Maturity Proceeds.  If you do not elect to receive the Maturity Proceeds on the Maturity Date, the Policy will automatically be extended.  You should consult with a qualified tax adviser before the Policy is extended beyond the Maturity Date.

Payment of Policy Proceeds

We will pay Proceeds within 30 days after we receive your written request in good order at our Home Office, unless you elect to leave the Proceeds on deposit with us (or an affiliate) in an interest-bearing account.

We may make two lump sum payments of the Proceeds.  The first lump sum will be the portion of the Cash Surrender Value in the separate account attributable to Proceeds and will be paid within seven days of the date we receive your written request in good order at our Home Office.  We may delay payment of the first lump sum in cases where the SEC permits us by emergency order to do so.  Any remaining Proceeds will be paid by us in a second lump sum within thirty days after we receive your written request in good order at our Home Office.  We reserve the right to delay payment of any portion of the Cash Surrender Value attributable to the fixed account for up to six months, or as permitted under state law.

Taxes

The tax treatment of life insurance policies under the Internal Revenue Code ( " Code " ) is complex and the tax treatment of your policy will depend on your particular circumstances.   Seek competent tax advice regarding the tax treatment of the policy given your situation.  The following discussion provides an overview of the Code ' s provisions relating to certain common life insurance policy transactions.  It is not and cannot be comprehensive, and it cannot replace personalized advice provided by a competent tax professional.

Types of Taxes

Federal Income Tax.   Generally, the United States assesses a tax on income, which is broadly defined to include all items of income from whatever source, unless specifically excluded.  Certain expenditures can reduce income for tax purposes and correspondingly the amount of tax payable.  These expenditures are called deductions.  While there are many more income tax concepts under the Code, the concepts of " income " and " deduction " are the most fundamental to the federal income tax treatment that pertains to this policy.

Federal Transfer Tax.   In addition to the income tax, the United States also assesses a tax on some or all of the value of certain transfers of wealth made by gift while a person is living (the federal gift tax), and by bequest or otherwise at the time of a person ' s death (the federal estate tax).

The federal gift tax is imposed on the value of the property (including cash) transferred by gift.  Each donor is allowed to exclude an amount (in 2009 and 2010, up to $13,000 per recipient) from the value of present interest gifts.  In addition, each donor is allowed a credit against the tax on the first million dollars in lifetime gifts (calculated after taking into account the $13,000 exclusion amount).  An unlimited marital deduction may be available for certain lifetime gifts made by the donor to the donor ' s spouse.  Unlike the estate tax, the gift tax is not scheduled to be repealed.

In general, in 2009, an estate of less than $3,500,000 (inclusive of certain pre-death gifts) will not incur a federal estate tax liability.  Pursuant to the provisions of the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"), the federal estate (but not federal gift) tax was repealed for decedents who die after December 31, 2009 and before January 1, 2011, and will be reinstated with respect to decedents who die after December 31, 2010.  If Congress has not acted further, the size of estates that will not incur an estate tax will revert to $1 million.  However, it is possible that new tax legislation will be introduced and passed that (a) may impose an estate tax on decedents who die during 2010, whether before or after the date that the legislation is passed, and/or (b) may make further changes to the estate tax for 2011 and beyond.  Those changes could include changing the threshold at which an estate would pay a federal estate tax and changing the tax rates applicable to such estates.

Under prior law, which is expected to continue if an estate tax is reimposed, an unlimited marital deduction may be available for federal estate tax purposes for certain amounts that pass to the surviving spouse.

If the transfer is made to someone two or more generations younger than the transferor, the transfer may be subject to the federal generation-skipping transfer tax ( " GSTT " ).  The GSTT provisions generally apply to the same transfers that are subject to estate or gift taxes.  The tax is imposed at a flat rate equal to the maximum estate tax rate (for 2009, 45%), and there is a provision for an exemption (for 2009, 3.5 million).  As with the estate tax, the GSTT tax has been repealed for 2010; however, unless Congress acts to make that repeal permanent, the GSTT tax is scheduled to be reinstated on January 1, 2011 at a rate of 55%.

State and Local Taxes.   State and local estate, inheritance, income and other tax consequences of ownership or receipt of Policy Proceeds depend on the circumstances of each policy owner or beneficiary.  While these taxes may or may not be substantial in your case, state by state differences of these taxes preclude a useful description of them in this prospectus.

Buying the Policy

Federal Income Tax.   Generally, the Code treats life insurance Premiums as a personal expense.  This means that under the general rule you cannot deduct from your taxable income the Premiums paid to purchase the policy.

Federal Transfer Tax.   Generally, the Code treats the payment of Premiums on a life insurance policy as a gift when the Premium payment benefits someone else (such as when premium payments are paid by someone other than the policy owner).  Gifts are not generally included in the recipient ' s taxable income.  If you (whether or not you are the Insured) transfer ownership of the policy to another person, the transfer may be subject to a federal gift tax.

Investment Gain in the Policy

The income tax treatment of changes in the policy ' s Cash Value depends on whether the policy is " life insurance " under the Code.  If the policy meets the definition of life insurance, then the increase in the policy ' s Cash Value is not included in your taxable income for federal income tax purposes unless it is distributed to you before the death of the Insured.

To qualify as life insurance, the policy must meet certain tests set out in Section 7702 of the Code.  We will monitor the Policy ' s compliance with Code Section 7702, and take whatever steps are necessary to stay in compliance.

Diversification.   In addition to meeting the tests required under Section 7702, Section 817(h) of the Code requires that the investments of the separate account be adequately diversified.  Regulations under Code Section 817(h) provide that a variable life policy that fails to satisfy the diversification standards will not be treated as life insurance unless such failure was inadvertent, is corrected, and the policy owner or the issuer pays an amount to the IRS.  If the failure to diversify is not corrected, the income and gain in the policy would be treated as taxable ordinary income for federal income tax purposes.

We will also monitor compliance with Code Section 817(h) and the regulations applicable to Section 817(h) and, to the extent necessary, will change the objectives or assets of underlying investment options to remain in compliance.  Thus, the policy should receive federal income tax treatment as life insurance.

Representatives of the IRS have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment.  In 2003, the IRS issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of funds alone would not cause the policy to not qualify for the desired tax treatment.  The IRS has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the policy, when determining whether the policy qualifies for the desired tax treatment.  The revenue ruling did not indicate the number of fund options, if any, that would cause the policy to not provide the desired tax treatment.  Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting: the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in the investment objectives of underlying mutual funds such that the policy would no longer qualify as life insurance under Section 7702 of the Code, we will take whatever steps are available to remain in compliance.

Periodic Withdrawals, Non-Periodic Withdrawals and Loans

The tax treatment described in this section applies to withdrawals and loans you choose to take from the policy.  It also applies to Premiums we accept but then return to meet the Code ' s definition of life insurance, and amounts used to pay the Premium on any rider to the policy.

The income tax treatment of distributions of cash from the policy depends on whether the policy is also a " modified endowment contract " under the Code. Generally, the income tax consequences of owning a life insurance policy that is not a modified endowment contract are more advantageous than the tax consequences of owning a life insurance policy that is a modified endowment contract.

The policies offered by this prospectus may or may not be issued as modified endowment contracts.  If a policy is issued as a modified endowment contract, it will always be a modified endowment contract; a policy that is not issued as a modified endowment contract can become a modified endowment contract due to subsequent transactions with respect to the policy, such as payment of additional Premiums.  If the policy is not issued as a modified endowment contract, we will monitor it and advise you if the payment of a Premium, or other transaction, may cause the policy to become a modified endowment contract.

Depending on your circumstances, the use of the cash value of the policy to pay for the cost of any Rider added to the base policy, could be treated as a distribution, and would be subject to the rules described below.  You should seek competent tax advice regarding the tax treatment of the addition of any Rider to your policy, based on your individual facts and circumstances.

When the Policy is Life Insurance that is a Modified Endowment Contract.   Section 7702A of the Code defines modified endowment contracts as those life insurance policies issued or materially changed on or after June 21, 1988 on which the total Premiums paid during the first seven years exceed the amount that would have been paid if the policy provided for paid up benefits after seven level annual Premiums.  Under certain conditions, a policy may become a modified endowment contract, or may become subject to a new 7 year testing period as a result of a " material change " or a " reduction in benefits " as defined by Section 7702A(c) of the Code.

All modified endowment contracts issued to the same owner by the same company during a single calendar year are required to be aggregated and treated as a single policy for purposes of determining the amount that is includible in income when a distribution occurs.

The Code provides special rules for the taxation of surrenders, partial surrenders, loans, collateral assignments and other pre-death distributions from modified endowment contracts.  Under these special rules, such transactions are taxable to the extent that at the time of the transaction the Cash Value of the policy exceeds the investment in the policy (generally, the Premiums paid for the policy).  In addition, a 10% tax penalty generally applies to the taxable portion of such distributions unless the policy owner is over age 59½ or disabled, or the distribution is part of a series of substantially equal periodic payments as defined in the Code.

When the Policy is Life Insurance that is NOT a Modified Endowment Contract.   If the policy is not issued as a modified endowment contract, we will monitor Premiums paid and will notify the policy owner when the policy is in jeopardy of becoming a modified endowment contract.

Distributions from life insurance policies that are not modified endowment contracts generally are treated as being from the investment in the policy (generally, the Premiums paid for the policy), and then from the income in the policy.  Because Premium payments are generally nondeductible, distributions not in excess of investment in the policy are generally not includible in income; instead, they reduce the owner ' s investment in the policy.

However, if a policy is not a modified endowment contract, a cash distribution during the first 15 years after a policy is issued that causes a reduction in Death Benefits may still be fully or partially taxable to the policy owner pursuant to Section 7702(f)(7) of the Code.  You should carefully consider this potential tax ramification and seek further information before requesting any changes in the terms of the policy.

In addition, a loan from a life insurance policy that is not a modified endowment contract is not taxable when made, although it can be treated as a distribution if it is forgiven during the owner ' s lifetime.  Distributions from policies that are not modified endowment contracts are not subject to the 10% early distribution penalty tax.

Surrendering the Policy; Maturity

A full surrender, cancellation of the policy by Lapse, or the maturity of the policy on its Maturity Date may have adverse tax consequences.  If the amount you receive (or are deemed to receive upon maturity) plus total policy Indebtedness exceeds the investment in the policy (generally, the Premiums paid into the policy), then the excess generally will be treated as taxable ordinary income, regardless of whether or not the policy is a modified endowment contract.  In certain circumstances, for example when the policy Indebtedness is very large, the amount of tax could exceed the amount distributed to you at surrender.

The purpose of the Maturity Date extension feature is to permit the policy to continue to be treated as life insurance for tax purposes.  Although we believe that the extension provision will cause the Contract to continue to be treated as life insurance after the initially scheduled maturity date, that result is not certain due to a lack of specificity in the guidance on the issue.  You should consult with your qualified tax adviser regarding the possible adverse tax consequences that could result from an extension of the scheduled Maturity Date.

Withholding

Distributions of income from a life insurance policy, including a life insurance policy that is a modified endowment contract, are subject to federal income tax withholding.  Generally, the recipient may elect not to have the withholding taken from the distribution.  We will withhold income tax unless you advise us, in writing, of your request not to withhold.  If you request that taxes not be withheld, or if the taxes withheld are insufficient, you may be liable for payment of an estimated tax.

A distribution of income from a life insurance policy may be subject to mandatory back-up withholding.  Mandatory backup withholding means that we are required to withhold taxes on a distribution, at the rate established by Section 3406 of the Code, and the recipient cannot elect to receive the entire distribution at once.  Mandatory backup withholding may arise if we have not been provided a taxpayer identification number, or if the IRS notifies us that back-up withholding is required.

In certain employer-sponsored life insurance arrangements, participants may be required to report for income tax purposes, one or more of the following:

•	the value each year of the life insurance protection provided;

•	an amount equal to any employer-paid Premiums; or

•	some or all of the amount by which the current value exceeds the employer ' s interest in the policy; or

•	interest that is deemed to have been forgiven on a loan that we deemed to have been made by the employer.

Participants in an employer-sponsored plan relating to this policy should consult with the sponsor or the administrator of the plan, and/or with their personal tax or legal adviser, to determine the tax consequences, if any, of their employer-sponsored life insurance arrangements.

Exchanging the Policy for Another Life Insurance Policy

Generally, you will pay taxes on amounts that you receive in excess of your Premium payments when you completely surrender the policy.  If, however, you exchange the policy for another life insurance policy, modified endowment contract, or annuity contract, you will not be taxed on the excess amount if the exchange meets the requirements of Code Section 1035.  To meet Section 1035 requirements, the Insured named in the policy must be the Insured for the new policy  Generally, the new policy or contract will be treated as having the same issue date and tax basis as the old policy or contract.

If the policy or contract is subject to a policy Indebtedness that is discharged as part of the exchange transaction, the discharge of the Indebtedness may be taxable.  Owners should consult with their personal tax or legal advisers in structuring any policy exchange transaction.

Taxation of Death Benefits

Federal Income Tax.   The Death Benefit is generally excludable from the beneficiary ' s gross income under Section 101 of the Code.  However, if the policy had been transferred to a new policy owner for valuable consideration (e.g., through a sale of the contract), a portion of the Death Benefit may be includable in the beneficiary ' s gross income when it is paid.

The payout option selected by your beneficiary may affect how the payments received by the beneficiary are taxed.  Under the various payout options, the amount payable to the beneficiary may include earnings on the Death Benefit, which will be taxable as ordinary income.  For example, if the beneficiary elects to receive interest only, then the entire amount of the interest payment will be taxable to the beneficiary; if a periodic payment (whether for a fixed period or for life) is selected, then a portion of each payment will be taxable interest income, and a portion will be treated as the nontaxable payment of the Death Benefit.  Your beneficiaries should consult with their tax advisers to determine the tax consequences of electing a payout option, based on their individual circumstances.

Special federal income tax considerations for life insurance policies owned by employers.   In 2006, President Bush signed the Pension Protection Act of 2006, which added Sections 101(j) and 6039I to the Code, which affect the tax treatment of life insurance policies owned by the employer of the Insured.  These provisions are generally effective for life insurance policies issued after August 17, 2006.  If a life insurance policy was issued on or before August 17, 2006, but materially modified after that date, it will be treated as having been issued after that date for purposes of section 101(j).  Policies issued after August 17, 2006 pursuant to a Section 1035 exchange generally are excluded from the operation of these provisions, provided that the policy received in the exchange does not have a material increase in death benefit or other material change with respect to the old policy.

Section 101(j) provides the general rule that, with respect to an employer-owned life insurance policy, the amount of death benefit payable directly or indirectly to the employer that may be excluded from income cannot exceed the sum of Premiums and other payments paid by the policyholder for the policy.  Consequently, under this general rule, the entire death benefit, less the cost to the policyholder, will be taxable.  Although Section 101(j) is not clear, if lifetime distributions from the policy are made as a nontaxable return of premium, it appears that the reduction would apply for Section 101(j) purposes and reduce the amount of Premiums for this purpose.

There are two exceptions to this general rule of taxability, provided that statutory notice, consent, and information requirements are satisfied.  These requirements are: that, prior to the issuance of the policy to a company: (a) the employee is notified in writing that the employer intends to insure the employee ' s life, and the maximum face amount for which the employee could be Insured at the time that the policy is issued; (b) the employee provides written consent to being insured under the policy and that such coverage may continue after the Insured terminates employment; and (c) the employee is informed in writing that the employer will be a beneficiary of any proceeds payable upon the death of the employee.  If the employer fails to meet all of those requirements, then neither exception can apply.

The two exceptions are as follows.  First, if proper notice and consent are given and received, and if the Insured was an employee at any time during the 12-month period before the Insured ' s death, then Section 101(j) would not apply.

Second, if proper notice and consent are given and received and, at the time that the policy is issued, and the Insured is either a director, a " highly compensated employee " (within the meaning of Section 414(q) of the Code without regard to paragraph (a)(B)(ii) thereof), or a " highly compensated individual " (within the meaning of Section 105(h)(5), except " 35% " is substituted for " 25% " in paragraph (C) thereof), then Section 101(j) would not apply.

Code Section 6039I requires any policyholder of an employer-owned policy to file an annual return showing (a) the number of employees of the policyholder, (b) the number of such employees insured under employee-owned policies at the end of the year, (c) the total amount of insurance In Force with respect to those policies at the end of the year, (d) the name, address, taxpayer identification number and type of business of the policyholder, and (e) that the policyholder has a valid consent for each Insured (or, if all consents are not obtained, the number of insured employees for whom such consent was not obtained).  Proper recordkeeping is also required by this section.

It is your responsibility to (a) provide the proper notice to each Insured, (b) obtain the proper consent from each Insured, (c) inform each Insured in writing that you will be the beneficiary of any proceeds payable upon the death of the Insured, and (d) file the annual return required by Section 6039I.  If you fail to provide the necessary notice and information, or fail to obtain the necessary consent, the death benefit will be taxable to you when received.  If you fail to file a properly completed return under Section 6039I, you could be required to pay a penalty.

Federal Transfer Taxes.   When the Insured dies, the Death Benefit will generally be included in the Insured ' s federal gross estate if: (1) the Proceeds were payable to or for the benefit of the Insured ' s estate; or (2) the Insured held any " incident of ownership " in the policy at death or at any time within 3 years of death.  An incident of ownership, in general, is any right in the policy that may be exercised by the policy owner, such as the right to borrow on the policy or the right to name a new beneficiary.

If the beneficiary is two or more generations younger than the Insured, the Death Benefit may be subject to the GSTT.  Pursuant to regulations issued by the U.S. Secretary of the Treasury, we may be required to withhold a portion of the Proceeds and pay them directly to the IRS as the GSTT tax payment.

If the policy owner is not the Insured or a beneficiary, payment of the Death Benefit to the beneficiary will be treated as a gift to the beneficiary from the policy owner.

Terminal Illness

Certain distributions made under a policy on the life of a " terminally ill individual " or a " chronically ill individual, " as those terms are defined in the Code, are treated as death proceeds.  See, " Taxation of Death Benefits, " above.

Special Considerations for Corporations

Section 264 of the Code imposes a number of limitations on the interest and other business deductions that may otherwise be available to businesses that own life insurance policies.  In addition, the Premium paid by a business for a life insurance policy is not deductible as a business expense or otherwise if the business is directly or indirectly a beneficiary of the policy.

For purposes of the alternative minimum tax ( " AMT " ) that may be imposed on corporations, the death benefit from a life insurance policy, even though excluded from gross income for normal tax purposes, is included in " adjusted current earnings " for AMT purposes.  In addition, although increases to the Cash Surrender Value of a life insurance policy are generally excluded from gross income for normal income tax purposes, such increases are included in adjusted current earnings for income tax purposes.

Due to the complexity of these rules, and because they are affected by your facts and circumstances, you should consult with legal and tax counsel and other competent advisers regarding these matters.

Federal appellate and trial courts have examined the economic substance of transactions involving life insurance policies owned by corporations.  These cases involved relatively large loans against the policy ' s Cash Value as well as tax deductions for the interest paid on the policy loans by the corporate policy owner to the insurance company.  Under the particular factual circumstances in these cases, the courts determined that the corporate policy owners should not have taken tax deductions for the interest paid.  Accordingly, the court determined that the corporations should have paid taxes on the amounts deducted.  Corporations should consider, in consultation with tax professionals familiar with these matters, the impact of these decisions on the corporation ' s intended use of the policy.

See, also, " Taxation of Death Benefits " , " Special federal income tax considerations for life insurance policies owned by employer " s, above; and " Business Uses of the Policy " , below.

Taxes and the Value of Your Policy

For federal income tax purposes, a separate account is not a separate entity from the company.  Thus, the tax status of the separate account is not distinct from our status as a life insurance company.  Investment income and realized capital gains on the assets of the separate account are reinvested and taken into account in determining the value of Accumulation Unit s.  As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policies.
At present, we do not expect to incur any federal income tax liability that would be chargeable to the Accumulation Units.  Based upon these expectations, no charge is being made against your Accumulation Units for federal income taxes.  If, however, we determine that taxes may be incurred, we reserve the right to assess a charge for these taxes.
We may also incur state and local taxes (in addition to those described in the discussion of the Premium Taxes) in several states.  At present, these taxes are not significant.  If they increase, however, charges for such taxes may be made that would decrease the value of your Accumulation Units.

Business Uses of the Policy

The life insurance policy may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans, and others.  The tax consequences of these plans may vary depending on the particular facts and circumstances of each individual arrangement.

The IRS has also recently issued new guidance on split dollar insurance plans.  In addition, Internal Revenue Code Section 409A, which sets forth new rules for taxation of nonqualified deferred compensation, was added to the Code for deferrals after December 31, 2004.   Therefore, if you are contemplating using the policy in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a tax adviser as to tax attributes of the arrangement .

Non-Resident Aliens and Other Persons Who are not Citizens of the United States

Special income tax laws and rules apply to non-resident aliens of the United States including certain withholding requirements with respect to pre-death distributions from the policy.  In addition, foreign law may impose additional taxes on the policy, the Death Benefit, or other distributions and/or ownership of the policy.

In addition, special gift, estate and GSTT laws and rules may apply to non-resident aliens, and to transfers to persons who are not citizens of the United States, including limitations on the marital deduction if the surviving or donee spouse is not a citizen of the United States.

If you are a non-resident alien, or a resident alien, or if any of your beneficiaries (including your spouse) are not citizens of the United States, you should confer with a competent tax professional with respect to the tax treatment if this policy.

If you, the Insured, the beneficiary, or other person receiving any benefit or interest in or from the policy, are not both a resident and citizen of the United States, there may be a tax imposed by a foreign country that is in addition to any tax imposed by the United States.  The foreign law (including regulations, rulings, treaties with the United States, and case law) may change and impose additional or increased taxes on the policy, payment of the Death Benefit, or other distributions and/or ownership of the policy.

Tax Changes

The foregoing discussion, which is based on our understanding of federal tax laws as currently interpreted by the IRS, is general and is not intended as tax advice.

The Code has been subjected to numerous amendments and changes, and it is reasonable to believe that it will continue to be revised.  The United States Congress has, in the past, considered numerous legislative proposals that, if enacted, could change the tax treatment of life insurance policies.  It is reasonable to believe that such proposals, and future proposals, may be enacted into law.  The U.S. Treasury Department may amend existing regulations, issue new regulations, or adopt new interpretations of existing law that may be differ from its current positions on these matters.  In addition, current state law (which is not discussed herein) and future amendments to state law may affect the tax consequences of the policy.

The foregoing is a general explanation as to certain tax matters pertaining to insurance policies.  It is not intended to be legal or tax advice.  You should consult your independent legal, tax and/or financial adviser.

Any or all of the foregoing may change from time to time without any notice, and the tax consequences arising out of a policy may be changed retroactively.  There is no way of predicting if, when, or to what extent any such change may take place.  We make no representation as to the likelihood of the continuation of these current laws, interpretations, and policies.

Nationwide Life Insurance Company

We are a stock life insurance company organized under Ohio law.  We were founded in March, 1929 and our Home Office is One Nationwide Plaza, Columbus, Ohio 43215.  We provide long-term savings products by issuing life insurance, annuities and other retirement products.

Nationwide VLI Separate Account–4

Organization, Registration and Operation

Nationwide VLI Separate Account-4 is a separate account established under Ohio law.  We own the assets in this account and we are obligated to pay all benefits under the policies.  We may use the separate account to support other variable life insurance policies that we issue.  The separate account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act") and qualifies as a "separate account" within the meaning of the federal securities laws.  This registration does not involve the SEC's supervision of the separate account's management or investment practices or policies.

The separate account is divided into Sub-Accounts that invest in shares of the underlying mutual funds.  We buy and sell the mutual shares at their respective NAV.  Any dividends and distributions from a mutual fund are reinvested at NAV in shares of that mutual fund.

Income, gains, and losses, whether or not realized, from the assets in the separate account will be credited.  The substitute mutual fund may have different fees and expenses.  Substitution may be made with respect to existing to, or charged against, the separate account without regard to Nationwide's other income, gains, or losses.  Income, gains, and losses credited to, or charged against, a Sub-Account reflect the Sub-Account's own Investment Experience and not the investment experience of our other assets.  The separate account's assets are held separately from our other assets and are not part of our general account.  We may not use the separate account's assets to pay any of our liabilities other than those arising from the policies.  We will hold assets in the separate account equal to its liabilities.  For purposes of federal securities laws, the separate account is, and will remain, fully funded at all times.  The separate account may include other Sub-Accounts that are not available under the policies, and are not discussed in this prospectus.

We do not guarantee any money you place in this separate account.  The value of each Sub-Account will increase or decrease, depending on the Investment Experience of the corresponding mutual fund.  You could lose some or all of your money.

Addition, Deletion, or Substitution of Mutual Funds

Where permitted by applicable law, we reserve the right to:

•	remove, combine, or add Sub-Accounts and make new Sub-Accounts available;

•	close Sub-Accounts to allocations;

•	transfer assets supporting the policies from one Sub-Account to another, or from one separate account to another;

•	combine the separate account with other separate accounts, and/or create new separate accounts; and

•	modify the policy provisions to reflect changes in the Sub-Accounts and the separate account to comply with applicable law.

We reserve the right to make other structural and operational changes affecting this separate account.

We will notify you if we make any of the changes above.  Also, to the extent required by law, we will obtain the required orders, approvals and/or regulatory clearance from the appropriate government agencies (such as the various insurance regulators or the SEC).

Substitution of Securities. We may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

(1)           shares of a current underlying mutual fund are no longer available for investment; or

(2)           further investment in an underlying mutual fund is inappropriate.

In April 2009, Nationwide filed an application with the SEC for an order permitting it to substitute assets allocated to certain underlying mutual funds into other underlying mutual funds available under the policy that have similar investment objectives and strategies.  If and when Nationwide receives SEC approval for these substitutions, affected policy owners will be notified in advance of the specific details relating to the substitutions and will be given an opportunity to make alternate investment allocations.

No substitution of shares may take place without the prior approval of the SEC. All affected policy owners will be notified in the event there is a substitution, elimination or combination of shares.

The substitute mutual fund may have different fees and expenses.  Substitution may be made with respect to existing investments or the investment of future Premium, or both.  We may close Sub-Accounts to allocations of Premiums or policy value, or both, at any time in our sole discretion.  The mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.

Deregistration of the Separate Account. We may deregister Nationwide VLI Separate Account-4 under the 1940 Act in the event the separate account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account or for any other purpose approved by the SEC.

No deregistration may take place without the prior approval of the SEC.  All policy owners will be notified in the event Nationwide deregisters Nationwide VLI Separate Account-4.

Voting Rights

Although the separate account owns the mutual fund shares, you are the beneficial owner of those shares.  When a matter involving a mutual fund is subject to shareholder vote, unless there is a change in existing law, we will vote the separate account's shares only as you instruct.

When a shareholder vote occurs, you will have the right to instruct us how to vote.  The weight of your vote is based on the number of mutual fund shares that corresponds to the amount of Cash Value you have allocated to that mutual fund's Sub-Account (as of a date set by the portfolio).  We will vote shares for which no instructions are received in the same proportion as those that are received.  What this means to you is that when only a small number of policy owners vote, each vote has a greater impact on, and may control the outcome of the vote.

Legal Proceedings

Nationwide Life Insurance Company

Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, "the Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.

The Company is a party to litigation and arbitration proceedings in the ordinary course of its business.  It is often not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty.  Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages.  In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period.  In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available.  The Company does not believe, based on information currently known by management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on the Company’s consolidated financial position.  However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on the Company’s consolidated financial position or results of operations in a particular period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices.  A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than the Company.

The financial services industry, including mutual fund, variable annuity, retirement plan, life insurance and distribution companies, has also been the subject of increasing scrutiny on a broad range of issues by regulators, legislators and the media over the past few years.  Numerous regulatory agencies, including the SEC, the Financial Industry Regulatory Authority and the New York State Attorney General, have commenced industry-wide investigations on such issues as late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues.  The Company has responded to information requests and/or subpoenas from the SEC in 2003 and the New York State Attorney General in 2005 in connection with investigations regarding market timing in certain mutual funds offered in insurance products sponsored by the Company.  The Company is not aware of any further action on these matters.

In addition, state and federal regulators and other governmental bodies have commenced investigations, proceedings or inquiries relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer.  Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, funding agreements issued to back MTN programs, recordkeeping and retention compliance by broker-dealers, and supervision of former registered representatives.  Related investigations, proceedings or inquiries may be commenced in the future.  The Company and/or its affiliates have been contacted by, self reported or received subpoenas from state and federal regulatory agencies and other governmental bodies, state securities law regulators and state attorneys general for information relating to certain of these investigations, including those relating to compensation, revenue sharing and bidding arrangements, anti-competitive activities, unsuitable sales or replacement practices, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, and funding agreements backing the MTN program.  The Company is cooperating with regulators in connection with these inquiries and will cooperate with Nationwide Mutual Insurance Company (NMIC) in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

A promotional and marketing arrangement associated with the Company’s offering of a retirement plan product and related services in Alabama is under investigation by the Alabama Attorney General, which assumed the investigation from the Alabama Securities Commission.  The Company currently expects that any damages paid to settle this matter will not have a material adverse impact on its consolidated financial position.  It is not possible to predict what effect, if any, the outcome of this investigation may have on the Company's retirement plan operations with respect to promotional and marketing arrangements in general in the future.

These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including mutual fund, retirement plan, life insurance and annuity companies.  These proceedings also could affect the outcome of one or more of the Company’s litigation matters.  There can be no assurance that any litigation or regulatory actions will not have a material adverse effect on the Company’s consolidated financial position or results of operations in the future.

On September 10, 2009, NRS was named in a lawsuit filed in the Circuit Court for Montgomery County, Alabama entitled Twanna Brown, Individually and on behalf of all other persons in Alabama who are similarly situated, v. Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc., Edwin “Mac” McArthur, Steve Walkley, Glenn Parker, Ulysses Lavender, Diana McLain, Randy Hebson, and Robert Wagstaff; and Unknown Defendants A-Z .  On January 22, 2010, Brown filed an Amended Complaint alleging in Count One, that all the defendants were involved in a civil conspiracy and seeks to recover actual damages, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. In Count Two, although NRS is not named, it is alleged that the remaining defendants breached their fiduciary duties and seeks actual damages, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. In Count Three, although NRS is not named, the plaintiff seeks declaratory relief that the individual defendants breached their fiduciary duties, seeks injunctive relief permanently removing said defendants from their respective offices in the Alabama State Employees Association (ASEA) and PEBCO and costs and attorneys fees. In Count Four, it alleges that any money Nationwide paid belonged exclusively to ASEA for the use and benefit of its membership at large and not for the personal benefit of the individual defendants.  Plaintiff seeks to recover actual damages from the individual defendants, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. On February 5, 2010, the Company filed a motion to dismiss, or in the alternative, a motion to stay the amended complaint.  On February 9, 2010, the individual defendants filed a motion to dismiss the amended complaint.  On December 13, 2009, the plaintiff filed a motion to consolidate this case with Nationwide Retirement Solutions, Inc. v. Alabama State Personnel Board, PEBCO, Inc. and Alabama State Employees Association . The Company continues to defend this case vigorously.

On November 20, 2007, NRS and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z . On December 2, 2008, NRS and NLIC were named in an Amended Class Action Complaint filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin, Steven E. Coker, Sandra H. Turner, and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc, Alabama State Employees Association, Inc., PEBCO, Inc. and Fictitious Defendants A to Z claiming to represent a class of all participants in the ASEA Plan, excluding members of the Deferred Compensation Committee, members of the Board of Control, ASEA's directors, officers and board members, and PEBCO directors, officers and board members. The class period is from November 20, 2001 to the date of trial.  In the amended class action complaint, the plaintiffs allege breach of fiduciary duty, wantonness and breach of contract.  The amended class action complaint seeks a declaratory judgment, an injunction, an appointment of an independent fiduciary to protect Plan participants, disgorgement of amounts paid, reformation of Plan documents, compensatory damages and punitive damages, plus interest, attorneys' fees and costs and such other equitable and legal relief to which plaintiffs and class members may be entitled.  Also, on December 2, 2008, the plaintiffs filed a motion for preliminary injunction seeking an order requiring periodic payments made by NRS and/or NLIC to ASEA or PEBCO to be held in a trust account for the benefit of Plan participants.  On December 16, 2008, the Companies filed their Answer. On April 28, 2009, the court entered an order denying the plaintiffs’ motion for preliminary injunction.  NRS and NLIC continue to defend this case vigorously.

On July 11, 2007, NLIC was named in a lawsuit filed in the United States District Court for the Western District of Washington at Tacoma entitled Jerre Daniels-Hall and David Hamblen, Individually and on behalf of All Others Similarly Situated v. National Education Association, NEA Member Benefits Corporation, Nationwide Life Insurance Company, Security Benefit Life Insurance Company, Security Benefit Group, Inc., Security Distributors, Inc., et. al .  The plaintiffs seek to represent a class of all current or former National Education Association (NEA) members who participated in the NEA Valuebuilder 403(b) program at any time between January 1, 1991 and the present (and their heirs and/or beneficiaries).  The plaintiffs allege that the defendants violated the Employee Retirement Income Security Act of 1974, as amended (ERISA) by failing to prudently and loyally manage plan assets, by failing to provide complete and accurate information, by engaging in prohibited transactions, and by breaching their fiduciary duties when they failed to prevent other fiduciaries from breaching their fiduciary duties.  The complaint seeks to have the defendants restore all losses to the plan, restoration of plan assets and profits to participants, disgorgement of endorsement fees, disgorgement of service fee payments, disgorgement of excessive fees charged to plan participants, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees.    On May 23, 2008, the Court granted the defendants’ motion to dismiss.  On June 19, 2008, the plaintiffs filed a notice of appeal.  On July 10, 2009, the Court of Appeals heard oral argument.  NLIC continues to defend this lawsuit vigorously.

On November 15, 2006, NFS, NLIC and NRS were named in a lawsuit filed in the United States District Court for the Southern District of Ohio entitled Kevin Beary, Sheriff of Orange County, Florida, In His Official Capacity, Individually and On Behalf of All Others Similarly Situated v. Nationwide Life Insurance Co., Nationwide Retirement Solutions, Inc. and Nationwide Financial Services, Inc .  The plaintiff sought to represent a class of all sponsors of 457(b) deferred compensation plans in the United States that had variable annuity contracts with the defendants at any time during the class period, or in the alternative, all sponsors of 457(b) deferred compensation plans in Florida that had variable annuity contracts with the defendants during the class period.  The class period is from January 1, 1996 until the class notice is provided.  The plaintiff alleged that the defendants breached their fiduciary duties by arranging for and retaining service payments from certain mutual funds.  The complaint sought an accounting, a declaratory judgment, a permanent injunction and disgorgement or restitution of the service fee payments allegedly received by the defendants, including interest.  On January 25, 2007, NFS, NLIC and NRS filed a motion to dismiss.  On September 17, 2007, the Court granted the motion to dismiss.  On October 1, 2007, the plaintiff filed a motion to vacate judgment and for leave to file an amended complaint.  On September 15, 2008, the Court denied the plaintiffs’ motion to vacate judgment and for leave to file an amended complaint.  On February 3, 2010, the Sixth Circuit Court of Appeals affirmed the District Court’s dismissal of this case.   NFS, NLIC and NRS continue to defend this lawsuit vigorously.

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company .  In the plaintiffs' sixth amended complaint, filed November 18, 2009, they amended the list of named plaintiffs and claim to represent a class of qualified retirement plan trustees under ERISA that purchased variable annuities from NLIC.  The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds.  The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees.  On November 6, 2009, the Court granted the plaintiff’s motion for class certification and certified a class of “All trustees of all employee pension benefit plans covered by ERISA which had variable annuity contracts with NFS and NLIC or whose participant's had individual variable annuity contracts with NFS and NLIC at any time from January 1, 1996, or the first date NFS and NLIC began receiving payments from mutual funds based on a percentage of assets invested in the funds by NFS and NLIC, whichever came first, to the date of November 6, 2009”.  Also on November 6, 2009, the Court denied plaintiffs' motion to strike NFS and NLIC’s counterclaim for breach of fiduciary duty against the Trustees, in the event NFS and NLIC are held to be a fiduciary at trial, and granted H. Grady Chandler’s motion to intervene.  On November 23, 2009, NFS and NLIC filed a rule 23(f) petition asking the Second Circuit Court of Appeals to hear an appeal of the District Court's order granting class certification. On December 2, 2009, NFS and NLIC filed an answer to the 6th Amended Complaint.  On January 29, 2010, the Companies filed a motion for class certification against the four named plaintiffs, as trustees of their respective retirement plans and against the trustees of other ERISA retirement plans who become members of the class certified in this lawsuit, for breach of fiduciary duty to the plans because the trustees approved and accepted the advantages of the allegedly unlawful “revenue sharing” payments.  NFS and NLIC continue to defend this lawsuit vigorously.

Nationwide Investment Services Corporation

The general distributor, Nationwide Investment Services Corporation, is not engaged in litigation of a material nature.

Financial Statements

The Statement of Additional Information ("SAI") contains the financial statements of Nationwide VLI Separate Account-4 and the consolidated financial statements of Nationwide Life Insurance Company and subsidiaries.  You may obtain a copy of the SAI FREE OF CHARGE by contacting us at the address or telephone number on the first page of this prospectus.  Please consider the consolidated financial statements of the company and subsidiaries only as bearing on our ability to meet the obligations under the policy.  You should not consider the consolidated financial statements of the company as affecting the investment performance of the assets of the separate account.

Appendix A: Sub-Account Information

Below is a list of the available Sub-Accounts and information about the corresponding underlying mutual funds in which they invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.  There is no guarantee that the investment objectives will be met.

Please refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
STTF: The underlying mutual fund corresponding to this Sub-Account assesses (or reserves the right to assess) a short-term trading fee (see "Short-Term Trading Fees" earlier in the prospectus).
FF: The underlying mutual fund corresponding to this Sub-Account primarily invests in other mutual funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds.  Please refer to the prospectus for this underlying mutual fund for more information.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class A
Investment Adviser:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class A
Investment Adviser:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class A
Investment Adviser:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class I
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth.

American Funds Insurance Series - Asset Allocation Fund: Class 2
Investment Adviser:	Capital Research and Management Company
Investment Objective:	Seeks high total return (including income and capital gains) consistent with the preservation of capital over the long term.

American Funds Insurance Series - Bond Fund: Class 2
Investment Adviser:	Capital Research and Management Company
Investment Objective:	Seeks to maximize current income and preserve capital by investing primarily in fixed-income securities.

American Funds Insurance Series - Global Small Capitalization Fund: Class 2
Investment Adviser:	Capital Research and Management Company
Investment Objective:	Seeks long-term growth of capital by investing primarily in stocks of smaller companies located around the world.

BlackRock Variable Series Funds, Inc. - BlackRock Large Cap Core V.I. Fund: Class II
Investment Adviser:	BlackRock Advisors, LLC
Sub-adviser:	BlackRock Investment Management, LLC
Investment Objective:	The investment objective of the Fund is to seek high total investment return
(i.e. the combination of capital appreciation (from increases or decreases in the market value) and current income (from interest or dividends).

Davis Variable Account Fund, Inc. - Davis Value Portfolio
Investment Adviser:	Davis Selected Advisors, L.P.
Sub-adviser:	Davis Selected Advisors - NY, Inc.
Investment Objective:	Long-term growth of capital.

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Mellon Capital Management
Investment Objective:	To match performance of the S&P SmallCap 600 Index®.

Dreyfus Stock Index Fund, Inc.: Initial Shares
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Mellon Capital Management
Investment Objective:	To match performance of the S&P 500.

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Fayez Sarofim & Co.
Investment Objective:	Long-term capital growth consistent with the preservation of capital.

Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Boston Company Asset Management, LLC
Investment Objective:	Long-term capital growth.

DWS Variable Series II - Dreman Small Mid Cap Value VIP: Class B
Investment Adviser:	Deutsche Investment Management Americas Inc.
Sub-adviser:	Dreman Value Management L.L.C.
Investment Objective:	Long-term capital appreciation.

DWS Variable Series II - Strategic Value VIP: Class B
This sub-account is only available in policies issued before December 31, 2010
Investment Adviser:	Deutsche Investment Management Americas Inc.
Investment Objective:	High rate of total return.

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares
Investment Adviser:	Federated Investment Management Company
Investment Objective:	Current income.

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2015 Portfolio: Service Class
Investment Adviser:	Strategic Advisers Inc. Boston MA
Sub-adviser:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class
Investment Adviser:	Strategic Advisers Inc. Boston MA
Sub-adviser:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2025 Portfolio: Service Class
Investment Adviser:	Strategic Advisers Inc. Boston MA
Sub-adviser:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class
Investment Adviser:	Strategic Advisers Inc. Boston MA
Sub-adviser:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2040 Portfolio: Service Class
Investment Adviser:	Strategic Advisers Inc. Boston MA
Sub-adviser:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class
This sub-account is only available in policies issued before December 31, 2009
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:	FMR Co., Inc., Fidelity Investments Money Management, Inc., Fidelity
Management & Research (U.K.) Inc., Fidelity Research & Analysis Company,
Fidelity Investments Japan Limited, Fidelity International Investment
Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Long-term capital appreciation.

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research
& Analysis Company, Fidelity Investments Japan Limited, Fidelity
International Investment Advisors, Fidelity International Investment Advisors
(U.K.) Limited
Investment Objective:	Reasonable income.

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research
& Analysis Company, Fidelity International Investment Advisors, Fidelity
International Investment Advisors (U.K.) Limited, Fidelity Investments Japan
Limited
Investment Objective:	Capital appreciation.

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:	Fidelity Investments Money Management, Inc., Fidelity Research & Analysis
Company, Fidelity International Investment Advisors, Fidelity International
Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income.

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research
& Analysis Company, Fidelity Investments Japan Limited, Fidelity
International Investment Advisors, Fidelity International Investment Advisors
(U.K.) Limited
Investment Objective:	Long-term growth of capital.

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2
Investment Adviser:	Franklin Advisory Services, LLC
Investment Objective:	Long-term total return.

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 2
Investment Adviser:	Franklin Advisors, Inc.
Investment Objective:	High current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.

Invesco - Invesco V.I. Basic Value Fund: Series I (formerly, AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series I Shares)
This sub-account is only available in policies issued before December 31, 2008
Investment Adviser:	Invesco Advisors, Inc.
Investment Objective:	Long-term growth of capital.

Invesco - Invesco V.I. Capital Development Fund: Series I (formerly, AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series I Shares)
Investment Adviser:	Invesco Advisors, Inc.
Investment Objective:	Long-term growth of capital.

Invesco - Invesco V.I. High Yield Fund: Series I (formerly, AIM Variable Insurance Funds - AIM V.I. High Yield Fund: Series I Shares)
Investment Adviser:	Invesco Advisors, Inc.
Investment Objective:	Total return, comprised of current income and capital appreciation.

Invesco - Invesco V.I. International Growth Fund: Series I (formerly, AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series I Shares)
Investment Adviser:	Invesco Advisors, Inc.
Investment Objective:	Long-term growth of capital.

Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I (formerly, AIM Variable Insurance Funds - AIM V.I. Mid Cap Core Equity Fund: Series I Shares)
Investment Adviser:	Invesco Advisors, Inc.
Investment Objective:	Long-term growth of capital.

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	High total return over the long run.

Ivy Funds Variable Insurance Portfolios, Inc. - Growth
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	Capital growth with a secondary objective of current income.

Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities
Investment Adviser:	Waddell & Reed Investment Management Company
Sub-adviser:	Advantus Capital Management, Inc.
Investment Objective:	Total return through a combination of capital appreciation and current income.

Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	Long-term capital growth.

Janus Aspen Series - Balanced Portfolio: Service Shares
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term capital growth, consistent with preservation of capital and balanced by current income.

Janus Aspen Series - Forty Portfolio: Service Shares
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

Janus Aspen Series - Global Technology Portfolio: Service Shares
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

Janus Aspen Series - Overseas Portfolio: Service Shares
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

Janus Aspen Series - Perkins Mid Cap Value Portfolio: Service Shares
Investment Adviser:	Janus Capital Management LLC
Sub-adviser:	Perkins Investment Management LLC ("Perkins")
Investment Objective:	Capital appreciation.

Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
Investment Adviser:	Lazard Asset Management LLC
Investment Objective:	Long-term capital appreciation.

Legg Mason Partners Variable Equity Trust - Legg Mason ClearBridge Variable Small Cap Growth Portfolio: Class I
Investment Adviser:	Legg Mason Partners Fund Advisor, LLC
Sub-adviser:	ClearBridge Advisors, LLC
Investment Objective:	The fund seeks long-term growth of capital.

Lincoln Variable Insurance Products Trust - Baron Growth Opportunities Fund: Service Class
Investment Adviser:	Lincoln Investment Advisors Corporation
Sub-adviser:	BAMCO, Inc.
Investment Objective:	Capital appreciation.

Lord Abbett Series Fund, Inc. - Mid-Cap Value Portfolio: Class VC
This sub-account is only available in policies issued before December 31, 2010
Investment Adviser:	Lord, Abbett & Co. LLC
Investment Objective:	Capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the market place.

MFS® Variable Insurance Trust - MFS Research International Series: Service Class
Investment Adviser:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.

MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Adviser:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class
Investment Adviser:	Massachusetts Financial Services Company
Investment Objective:	The fund’s investment objective is to seek capital appreciation. MFS normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities.

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.

Nationwide Variable Insurance Trust - Gartmore NVIT International Equity Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.

Nationwide Variable Insurance Trust - Gartmore NVIT Worldwide Leaders Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Cardinal SM Aggressive Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal SM Balanced Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal SM Capital Appreciation Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal SM Conservative Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal SM Moderate Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal SM Moderately Aggressive Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal SM Moderately Conservative Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (formerly, Nationwide Variable Insurance Trust - Gartmore NVIT Emerging Markets Fund: Class I)
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Baring International Investment Limited
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	The fund seeks as high level of income as is consistent with the preserving of capital.

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Morgan Stanley Capital
International Europe, Australasia and Far East Index ("MSCI EAFE® Index")
as closely as possible before the deduction of Fund expenses.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Aggressive Fund (“Aggressive Fund” or the
“Fund”) seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: STTF, FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Conservative Fund (“Conservative Fund” or
the “Fund”) seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: STTF, FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderate Fund (“Moderate Fund” or the
“Fund”) seeks a high level of total return
consistent with a moderate level of risk as compared to other Investor
Destinations Funds.
Designation: STTF, FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Aggressive Fund (“Moderately
Aggressive Fund” or the “Fund”) seeks
growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other
Investor Destinations Funds.
Designation: STTF, FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Conservative Fund (“Moderately
Conservative Fund” or the “Fund”)
seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: STTF, FF

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class V
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Logan Circle Partners, L.P.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Goldman Sachs Asset Management, L.P.; Neuberger Berman Management Inc.;
Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Goldman Sachs Asset Management, L.P.; Neuberger Berman Management Inc.;
Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	American Century Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	American Century Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital appreciation.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Waddell & Reed Investment Management Company; OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital growth.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.; Epoch Investment Partners, Inc.; J.P.
Morgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.; Gartmore Global Partners; Morgan Stanley
Investment Management; Neuberger Berman Management, Inc.; Putnam
Investment Management, LLC; Waddell & Reed Investment Management
Company
Investment Objective:	The Fund seeks capital appreciation.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (formerly, Nationwide Variable Insurance Trust - Van Kampen NVIT Real Estate Fund: Class I)
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Morgan Stanley Investment Management, Inc.
Investment Objective:	The Fund seeks current income and long-term capital appreciation.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.
Designation: STTF

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio: I Class
Investment Adviser:	Neuberger Berman Management LLC
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Capital growth.

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: I Class
Investment Adviser:	Neuberger Berman Management LLC
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Growth of capital.

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation by investing in securities of well-known, established companies.

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.

PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class
Investment Adviser:	Pacific Investment Management Company LLC
Sub-adviser:	Research Affiliates
Investment Objective:	Seeks maximum real return consistent with preservation of capital and prudent investment management. The portfolio seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in
Institutional Class Shares of the Underlying PIMCO Funds
Designation: FF

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Administrative Class
Investment Adviser:	Pacific Investment Management Company LLC
Investment Objective:	Seeks maximum total return consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in
Fixed Income Instruments that are economically tied to foreign (non-U.S.)
countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio: Administrative Class
Investment Adviser:	Pacific Investment Management Company LLC
Investment Objective:	Seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of fixed income securities that are issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises (“U.S.
Government Securities”), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class
Investment Adviser:	Pacific Investment Management Company LLC
Investment Objective:	Seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class
Investment Adviser:	Pacific Investment Management Company LLC
Investment Objective:	Seeks maximum real return consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S.
governments, their agencies or instrumentalities and corporations, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class
Investment Adviser:	Pacific Investment Management Company LLC
Investment Objective:	Seeks maximum total return consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objectives by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as option, futures contracts or swap agreements.

Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class I
Investment Adviser:	Pioneer Investment Management, Inc.
Investment Objective:	Long-term growth of capital.

Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class I
Investment Adviser:	Pioneer Investment Management, Inc.
Investment Objective:	Maximize total return through a combination of income and capital appreciation.

Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB
Investment Adviser:	Putnam Investment Management, LLC
Investment Objective:	Capital appreciation.

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class
Investment Adviser:	Royce & Associates, LLC
Investment Objective:	Long-term capital growth.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II
Investment Adviser:	T. Rowe Price Investment Services
Investment Objective:	Substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies.

T. Rowe Price Equity Series, Inc. - T. Rowe Price New America Growth Portfolio
Investment Adviser:	T. Rowe Price Investment Services
Investment Objective:	Long-term growth of capital primarily in the common stocks of growth companies.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Personal Strategy Balanced Portfolio
Investment Adviser:	T. Rowe Price Investment Services
Investment Objective:	Seeks capital appreciation and income from stocks and bonds.

The Universal Institutional Funds, Inc. - Capital Growth Portfolio: Class I
Investment Adviser:	Morgan Stanley Investment Management Inc.
Investment Objective:	Long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies.

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I
Investment Adviser:	Morgan Stanley Investment Management Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.

The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II
Investment Adviser:	Morgan Stanley Investment Management Inc.
Investment Objective:	The Portfolio seeks to provide current income and capital appreciation.

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I
Investment Adviser:	Morgan Stanley Investment Management Inc.
Investment Objective:	Long-term capital growth by investing primarily in common stocks and other equity securities.

Van Eck Variable Insurance Products Trust - Van Eck VIP Global Hard Assets Fund: Initial Class (formerly, Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class)
Investment Adviser:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities.
Income is a secondary consideration.

Van Kampen Life Investment Trust - Growth and Income Portfolio: Class I
Investment Adviser:	Van Kampen Asset Management
Investment Objective:	To seek long-term growth of capital and income.

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Discovery Fund (formerly, Wells Fargo Advantage Funds® Variable Trust - VT Discovery Fund)
Investment Adviser:	Wells Fargo Funds Management, LLC
Sub-adviser:	Wells Capital Management Incorporated
Investment Objective:	Long-term capital appreciation.

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Small Cap Growth Fund (formerly, Wells Fargo Advantage Funds® Variable Trust - VT Small Cap Growth Fund)
Investment Adviser:	Wells Fargo Funds Management, LLC
Sub-adviser:	Wells Capital Management Incorporated
Investment Objective:	Long-term capital appreciation.

Appendix B: Definitions
Accumulation Unit – The measure of your investment in, or share of, a Sub-Account after we deduct for transaction fees and periodic charges.  Initially, we set the Accumulation Unit value at $10 for each Sub-Account.

Attained Age – The Insured's age on the Policy Date plus the number of full years since the Policy Date.
Base Specified Amount – The amount of Death Benefit coverage under the policy on the Policy Date, excluding any Rider Specified Amount.  Subsequent to the Policy Date, the Death Benefit coverage will equal or exceed this amount unless you request a decrease in the Base Specified Amount or take a partial surrender.

Beneficiary – The person or legal entity to whom/which the Death Benefit is paid upon the Insured's death.
Cash Surrender Value – The amount payable to you upon a full surrender of the policy. This amount is equal to the Enhanced Cash Value, minus Indebtedness and outstanding policy charges.
Cash Value – The sum of the value your allocations to the Sub-Accounts, the fixed account, and the Policy Loan Account.
Code – The Internal Revenue Code of 1986, as amended.
Death Benefit – The amount of insurance coverage provided by the base policy, and the Supplemental Insurance Rider, if purchased, upon the Insured's death while the policy is In Force and before the Maturity Date.  The actual amount we pay to the Beneficiary is the amount of insurance coverage provided by the base policy, and the Supplemental Insurance Rider, if purchased, less any Indebtedness and any due and unpaid policy charges.

Enhanced Cash Value – The sum of the policy's Cash Value plus the Enhancement Benefit, if applicable.
Enhancement Benefit – An additional amount added to the policy's Cash Surrender Value upon a full surrender of the policy, provided the qualifying conditions have been satisfied.
Excess Premium – The sum of (i) each Premium multiplied by the ratio of the Rider Specified Amount to the Total Specified Amount and (ii) the amount of paid Premiums in a policy year in excess of the Target Premium multiplied by the ratio of the Base Specified Amount to the Total Specified Amount.

FDIC – Federal Deposit Insurance Corporation.
Grace Period – A 61-day period after which the policy will Lapse if you do not remit sufficient Premium to keep the policy In Force.
Home Office – Our Home Office is located at One Nationwide Plaza, Columbus, Ohio 43215.
In Force – Any time during which benefits are payable under the policy and any elected Rider(s).
Indebtedness – The total amount of all outstanding policy loans, including principal and interest due.
Insured – The person whose life we insure under the policy and whose death results in the payment the Death Benefit.
Investment Experience – The market performance of a mutual fund (in which a) Sub-Account invests.
Lapse – The policy terminates without value.
Maturity Date – The anniversary of the Policy Date on or next following the Insured's 100th birthday (unless extended).
Maturity Proceeds – The amount of money payable to you on the Maturity Date if your policy is In Force. The Maturity Proceeds are equal to the Cash Value minus any Indebtedness.

Minimum Required Death Benefit – The least amount of Death Benefit that will qualify the policy as life insurance under the Code.
Net Amount At Risk – The policy's Death Benefit minus the policy's Cash Value.
Net Asset Value (NAV) – The price of a share of a mutual fund in which a Sub-Account invests.  It is calculated by subtracting the mutual fund's liabilities from its total assets, and dividing that figure by the number of shares outstanding.  We use the NAV to calculate the value of Accumulation Units.  The NAV does not reflect deductions we make for charges we take from Sub-Accounts.  Accumulation Unit values do reflect these deductions.

Net Premium – The amount of Premium applied to your policy after the deduction of the Premium Load.
Policy Data Page(s) – The Policy Data Page contains more detailed information about the policy, some of which is unique and particular to the Owner, the Beneficiary and the Insured.  The charges shown on the Policy Data Page reflect the guaranteed maximum policy charges, which may not be the amount you will actually be charged.  Please request an illustration for specific information about your particular charges.

Policy Date – The date we begin assessing charges under the policy, as shown on the Policy Data Page.  Policy years and months are measured from this date.  This date will be the date the initial Premium is paid, unless you request and we approve another date.

Policy Loan Account – An account used as collateral for policy loans.  Upon approval of a policy loan, we transfer an amount from the Cash Value that equals the policy loan amount to this account.  Amounts transferred from the Sub-Accounts will be in the same proportion as your Sub-Account allocations, unless you instruct otherwise.  We will only transfer amounts from the fixed account if the loan amount exceeds 90% of the Cash Value allocated to the Sub-Accounts.  Amounts in this account will accrue and be credited daily interest at a rate not less than the stated interest crediting rate shown on your Policy Data Page.

Policy Proceeds or Proceeds – Policy Proceeds are the amount payable upon termination of the policy.  Policy Proceeds could be comprised of the Death Benefit, the Maturity Proceeds, or the Cash Surrender Value upon a full surrender of the policy.

Premium – The amount of money you pay into the policy.
Rider – An optional benefit you may purchase/elect under the policy.
Rider Specified Amount – The amount of Death Benefit coverage under the Supplemental Insurance rider on the Policy Date.
SEC – The Securities and Exchange Commission.
Section 1035 – The Code section describing an exchange between a life insurance policy and/or annuity contract.
Seven-Pay Premium (7-Pay Premium) - 100% of the unadjusted maximum annual premium allowed under the Code assuming that: (i) the policy is not a modified endowment contract; (ii) the policy's death benefit is equal to the Total Specified Amount, and (iii) seven level, annual premiums are paid; (iv) there are no premiums resulting from a Section 1035 exchange; and (v) there are no adjustments due to a state imposed requirement or substandard underwriting ratings.

Sub-Accounts – The mechanisms we use to account for your allocations of Net Premium and Cash Value among the policy's variable investment options.
Substandard Rating – An underwriting classification based on medical and/or non-medical factors used to determine what to charge for life insurance based on characteristics of the Insured beyond traditional factors for standard risks, which include age, sex, and smoking habits of the Insured.  Substandard Ratings are shown in the Policy Data Pages as rate class multiples (medical factors) and/or monthly flat extras (medical and/or non-medical factors).  The higher the rate class multiple or monthly flat extra, the greater the risk assessed and the higher cost of coverage.

Target Premium – The maximum amount of Premium the Policy Owner may pay to purchase Base Specified Amount under Section 7702A of the Code and still have the Policy treated as a life insurance contract for federal tax purposes.  This is the maximum Premium the Policy Owner may put into the Policy based on the "7-Pay" method, which determines the limits on Premium payments in each of the first seven policy years.  The actual amount is based on numerous factors which include the Issue Age of the Insured, Substandard Ratings (if any), and an adjustment for any Premium exchanged into the Policy under Section 1035 of the Code.

Total Specified Amount – The sum of the Base Specified Amount and the Rider Specified Amount.
Unadjusted Seven-Pay Premium - 100% of the  maximum annual premium allowed under the Code assuming that: (i) the policy is not a modified endowment contract; (ii) the policy's death benefit is equal to the Total Specified Amount, and (iii) seven level, annual premiums are paid; (iv) there are no premiums resulting from a Section 1035 exchange; and (v) there are no adjustments due to a state imposed requirement or underwriting Substandard Ratings.

Us, we, our, Nationwide, or the company – Nationwide Life Insurance Company.
Valuation Period – The period during which we determine the change in the value of the Sub-Accounts.  One Valuation Period ends and another begins with the close of trading on the New York Stock Exchange.

You, your or the policy owner or Owner – The corporation or legal entity named as the owner (i) in the application, or (ii) to which ownership rights in the policy have been validly assigned.

Appendix C: Blending Examples of Policy Charges

Blending Examples of Policy Charges
Guaranteed Issue Policy With Specified Amount of $150,000
(Assuming No Premiums From Section 1035 Exchange)

(1)	Blended 5.00% = [50% x (Component B @ 10.00%)] plus [50% x (Component D @ 0%)]
(2)	Blended 0.43% = [50% x (Component B @ 0.25%)] plus [50% x (Component D @ 0.60%)]
(3)	$16.00 Specified Amount Charge = [(the first $50,000 of Total Specified Amount) x (.0003) plus (the Total Specified Amount in excess of $50,000 of $100,000) x (.00001)]

Blending Examples of Policy Charges
Guaranteed Issue Policy With Specified Amount of $150,000
(Assuming No Premiums From Section 1035 Exchange)

(4)	5.00% Blended Premium Load on Target Premium = [50% x (Component B @ 10.00%)] plus [50% x (Component D @ 0%)]
(5)	0.23% Variable Sub-account Asset Charge for Component B = [80% x (Base Policy @ 0.25%)] plus [20% x (Supplemental Insurance Rider @ 0.16%)]
(6)	0.39% Blended Variable Sub-account Asset Charge = [50% x (Component B @ 0.23%)] plus [50% x (Component D @ 0.54%)]

Appendix D: State Variations
Described below are the state specific variations to certain disclosures in the prospectus resulting from state law or the instruction provided by state insurance authorities as of the date of this prospectus. Information regarding a state ' s requirements does not mean Nationwide currently offers this policy in that jurisdiction.   These variations are subject to change without notice and additional variations may be imposed as required by specific states.  Please contact Nationwide or your registered representative for the most up to date information regarding state variations. '

California  – In addition to the right to elect to irrevocably transfer 100% of the policy ' s Cash Value to the fixed account within the first twenty-four months from the Policy Date provided under " To Irrevocably Transfer Cash Value Or Exchange The Policy, " you may also elect to irrevocably transfer 100% of the policy ' s Cash Value to the fixed account within the later of sixty days from the date of a change in the investment policy of a Sub-Account or sixty days from when we notify you of your option to make such transfer.  See the " To Irrevocably Transfer Cash Value Or Exchange The Policy " sub-section of " The Policy " section and the " Nationwide VLI Separate Account – 4 " section of this prospectus.

Colorado – In addition to the right to elect to irrevocably transfer 100% of the policy's Cash Value to the fixed account within the first twenty-four months from the Policy Date provided under "Exchanging The Policy," you may also elect to irrevocably transfer 100% of the policy's Cash Value to the fixed account within the later of sixty days from the date of a change in the investment policy of a Sub-Account or sixty days from when we notify you of your option to make such transfer.  See the "Exchanging The Policy" sub-section of "The Policy" section and the "Nationwide VLI Separate Account – 4" section of this prospectus.

The suicide provision in the policy and in any Rider is limited to one year from the Policy Date, reinstatement date, effective date of a Specified Amount increase, or Rider effective date.  See the "Suicide" sub-section of "The Death Benefit" section of the prospectus.

Connecticut – In addition to the right to exchange the policy for a different policy provided under "Exchanging the Policy," you may within twenty-four months from the Policy Date, exchange the policy for a new fixed benefit life insurance policy on the life of the Insured wherein no additional evidence of insurability is required.  See the "Exchanging the Policy" sub-section of "The Policy" section of this prospectus.

Additionally, under the "Grace Period" sub-section of the "Lapse" section, the amount you must pay to avoid Lapsing the policy is equal to at least three times the current month's policy charges.  See the "Grace Period" sub-section of the "Lapse" section of this prospectus.

Maryland  – In addition to the right to elect to irrevocably transfer 100% of the policy ' s Cash Value to the fixed account within the first twenty-four months from the Policy Date provided under " Exchanging the Policy, " you may also elect to irrevocably transfer 100% of the policy ' s Cash Value to the fixed account within the later of sixty days from the date of a change in the investment policy of a Sub-Account or sixty days from when we notify you of your option to make such transfer.  See the " Exchanging the Policy " sub-section of " The Policy " section and the " Nationwide VLI Separate Account – 4 " section of this prospectus.

Massachusetts – In addition to the right to elect to irrevocably transfer 100% of the policy's Cash Value to the fixed account within the first twenty-four months from the Policy Date provided under "Exchanging the Policy," you may also elect to irrevocably transfer 100% of the policy's Cash Value to the fixed account within the later of sixty days from the date of a change in the investment policy of a Sub-Account or sixty days from when we notify you of your option to make such transfer.  See the "Exchanging the Policy" sub-section of "The Policy" section and the "Nationwide VLI Separate Account – 4" section of this prospectus.

Missouri – The suicide provision in the policy and in any Rider is limited to one year from the Policy Date, reinstatement date, effective date of a Specified Amount increase, or Rider effective date.  See the "Suicide" sub-section of "The Death Benefit" section of this prospectus.

Additionally, under the " Grace Period " sub-section of the " Lapse " section, the amount the Policy Owner must pay to avoid Lapsing the policy is equal to at least three times the current month ' s policy charges.  See the " Grace Period " sub-section of the " Lapse " section of this prospectus.

In the " Reinstatement " sub-section of the " Lapse " section of the prospectus, the three year reinstatement period is extended to five years.  See the " Reinstatement " sub-section of the " Lapse " section of this prospectus .

Montana – Policy and Rider charges are required to be on a unisex basis.  This is accomplished by treating all Insured's as male for purposes of charges that otherwise would vary by sex.  Therefore, none of the charges described in the prospectus as varying by sex, or by characteristics of the Insured, will vary by sex for policies issued in Montana.

The Change of Insured Rider is not currently approved for sale as of the date of this prospectus; please consult your registered representative for future availability.  See the "Riders" section of this prospectus.

Nebraska – Under the "Grace Period" sub-section of the "Lapse" section, the amount you must pay to avoid Lapsing the policy is equal to at least three times the current month's policy charges.  See the "Grace Period" sub-section of the "Lapse" section of this prospectus.

New Hampshire – This policy is not available for issuance in the state of New Hampshire.

New Jersey  – Whenever in the policy and/or any Rider, reference is made to " marriage " , " spouse " , " step-child " , " divorce " , " dissolution " or another word which in a specific context denotes or depends on the existence of a marital or spousal relationship, the same shall include a civil union pursuant to the provisions of the New Jersey Civil Union Act.

New York – This policy is not available for issuance in the state of New York

North Carolina  – In the " Reinstatement " sub-section of the " Lapse " section of the prospectus, the three year reinstatement period is extended to five years.  See the " Reinstatement " sub-section of the " Lapse " section of this prospectus.

North Dakota – The suicide provision in the policy and in any Rider is limited to one year from the Policy Date, reinstatement date, effective date of a Specified Amount increase, or Rider effective date.  See the "Suicide" sub-section of "The Death Benefit" section of the prospectus.

Pennsylvania – Under the "Grace Period" sub-section of the "Lapse" section, the amount you must pay to avoid Lapsing the policy is equal to at least three times the current month's policy charges.  See the "Grace Period" sub-section of the "Lapse" section of this prospectus.

Texas – Under the "Grace Period" sub-section of the "Lapse" section, the amount you must pay to avoid Lapsing the policy is equal to at least three times the current month's policy charges.  See the "Grace Period" sub-section of the "Lapse" section of this prospectus.

Utah – Under the " Reinstatement " sub-section of the " Lapse " section, you must meet all premium requirements except for the requirement that you must pay sufficient Premium to keep the policy In Force for three months from the date of reinstatement.  See the " Grace Period " sub-section of the " Lapse " section of this prospectus.

West Virginia – Under the "Reinstatement" sub-section of the "Lapse" section, you must pay sufficient Premium to keep the policy In Force for one month from the date of reinstatement.  See the "Grace Period" sub-section of the "Lapse" section of this prospectus.

Outside back cover page

To learn more about this policy, you should read the Statement of Additional Information (the "SAI") dated the same date as this prospectus.  For a free copy of the SAI, to receive personalized illustrations of Death Benefits, net cash surrender values, and cash values, and to request other information about this policy please call our Service Center at 1-877-351-8808 (TDD: 1-800-238-3035) or write to us at Nationwide Life Insurance Company, Corporate Insurance Markets, One Nationwide Plaza, 1-11-08, Columbus, OH 43215.

The SAI has been filed with the SEC and is incorporated by reference into this prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about us and the policy.  Information about us and the policy (including the SAI) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549.  Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.

Investment Company Act of 1940 Registration File No. 811-08301

Securities Act of 1933 Registration File No. 333-137202

Nationwide VLI Separate Account-4
(Registrant)

Nationwide Life Insurance Company
(Depositor)

Corporate Insurance Markets
One Nationwide Plaza, 1-11-08
Columbus, OH 43215-2220
1-877-351-8808
TDD: 1-800-238-3035

STATEMENT OF ADDITIONAL INFORMATION

Corporate Flexible Premium Variable Universal Life Insurance Policies

This Statement of Additional Information ("SAI'') contains additional information regarding the corporate flexible premium variable universal life insurance policy offered by Nationwide Life Insurance Company ("Nationwide").  This SAI is not a prospectus and should be read together with the policy prospectus dated May 1, 2010 , and the prospectuses for the mutual funds.  The prospectus is incorporated by reference in this SAI.  You may obtain a copy of these prospectuses FREE OF CHARGE by writing or calling us at our address or phone number shown above.

The date of this Statement of Additional Information is May 1, 2010 .

Nationwide Life Insurance Company

We are a stock life insurance company organized under the laws of the State of Ohio in March 1981 with our Home Office at One Nationwide Plaza, Columbus, Ohio 43215.  We provide life insurance, annuities and retirement products.  We are admitted to do business in all states, the District of Columbia and Puerto Rico.  Nationwide is a member of the Nationwide group of companies and all of our common stock is owned by Nationwide Financial Services, Inc. ( " NFS " ), a holding company.  Nationwide Corporation owns all of NFS ' s common stock and is a holding company, as well.  All of Nationwide Corporation ' s common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies.  The Nationwide group of companies is one of America ' s largest insurance and financial services family of companies, with combined assets of over $140 billion as of December 31, 2009.

Nationwide VLI Separate Account-4

Nationwide VLI Separate Account-4 is a separate account that invests in mutual funds offered and sold to insurance companies and certain retirement plans.  We established the separate account on December 3, 1987 pursuant to Ohio law.  Although the separate account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 the SEC does not supervise our management or the management of the variable account. We serve as the custodian of the assets of the variable account.

Nationwide Investment Services Corporation (NISC)

The policies are distributed by NISC, located at One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide.  For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation.

The policies will be sold on a continuous basis by licensed insurance agents in those states where the policies may lawfully be sold.  Agents are registered representatives of broker dealers registered under the Securities Exchange Act of 1934 who are member firms of the Financial Industry Regulatory Authority ("FINRA").

Gross first year commissions plus any expense allowance payments paid by Nationwide on the sale of these policies provided by NISC will not exceed 41% of the Premium.  After the first policy year, we pay gross renewal commissions on the sale of the policies provided by NISC that will not exceed 11% of actual premium payment.

We paid no underwriting commissions to NISC for this separate account in 2009 , 2008 and 2007 .

1

Services

We have responsibility for administration of the policies and the variable account.  We also maintain the records of the name, address, taxpayer identification number, and other pertinent information for each policy owner and the number and type of policy issued to each policy owner and records with respect to the policy value of each policy.

We are the custodian of the assets of the variable account.  We will maintain a record of all purchases and redemption of shares of the mutual funds.  We or our affiliates may have entered into agreements with either the investment adviser or distributor for the mutual funds.  The agreements relate to administrative services we or our affiliate furnish.  Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials and fund communications, as well as maintaining the websites and voice response systems necessary for contract owners to execute trades in the funds.  We also act as a limited agent for the fund for purposes of accepting the trades.  For these services the funds agree to pay us an annual fee based on the average aggregate net assets of the variable account (and other separate accounts of Nationwide or life insurance company subsidiaries of Nationwide) invested in the particular fund.

We take these anticipated fee payments into consideration when determining the expenses necessary to support the policies.  Without these payments, policy charges would be higher.  Only those funds that agree to pay us a fee will be offered in the policy.  Generally, we expect to receive somewhere between 0.10% to 0.45% (an annualized rate of the daily net assets of the variable account) from the funds offered in the policies.  What is actually received depends upon many factors, including but not limited to the type of fund (i.e., money market funds generally pay less revenue than other fund types) and the actual services rendered to the fund company.

Independent Registered Public Accounting Firm

The financial statements of Nationwide VLI Separate Account-4 and the consolidated financial statements and schedules of Nationwide Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.  The audit report of KPMG LLP covering the December 31, 2009 consolidated financial statements and schedules of Nationwide Life Insurance Company and subsidiaries contains an explanatory paragraph that states that Nationwide Life Insurance Company and subsidiaries changed its method of evaluating other-than-temporary impairments of debt securities due to the adoption of new accounting requirements issued by the FASB, as of January 1, 2009 .  KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio 43215.

Underwriting Procedure

We underwrite the policies issued through Nationwide VLI Separate Account-4.  The policy's cost of insurance depends upon the Insured's issue age, underwriting class, length of time the policy has been In Force, and policy components selected.  The rates will vary depending upon tobacco use and other risk factors.  Monthly cost of insurance rates will not exceed those guaranteed in the policy.

For policies with applications dated before September 30, 2008, guaranteed cost of insurance rates for base coverage and coverage pursuant to the Supplemental Insurance Rider under policies issued on a non-medical basis are based on (i) the 1980 Commissioners' Standard Ordinary 80% Male Mortality Table, (ii) Age Last Birthday, and (iii) tobacco distinct status.  Guaranteed cost of insurance rates for base coverage and coverage pursuant to the Supplemental Insurance Rider under policies issued on a medical basis are based on (i) either (a) the 1980 Commissioners' Standard Ordinary 100% Male Mortality Table or (b) the 1980 Commissioners' Standard Ordinary 100% Female Mortality Table, (ii) Age Last Birthday, and (iii) tobacco distinct status. Guaranteed cost of insurance rates for base coverage and coverage pursuant to the Supplemental Insurance Rider on substandard risks will equal the guaranteed cost of insurance rates for standard risks times a percentage greater than 100%.

For policies with applications dated on or after September 30, 2008, guaranteed cost of insurance rates for base coverage and coverage pursuant to the Supplemental Insurance Rider under policies issued on a non-medical basis are based on (i) the 2001 Commissioners' Standard Ordinary 80% Male Mortality Table, (ii) Age Last Birthday, and (iii) tobacco distinct status.  Guaranteed cost of insurance rates for base coverage and coverage pursuant to the Supplemental Insurance Rider under policies issued on a medical basis are based on (i) either (a) the 2001 Commissioners' Standard Ordinary 100% Male Mortality Table or (b) the 2001 Commissioners' Standard Ordinary 100% Female Mortality Table, (ii) Age Last Birthday, and (iii) tobacco distinct status. Guaranteed cost of insurance rates for base coverage and coverage pursuant to the Supplemental Insurance Rider on substandard risks will equal the guaranteed cost of insurance rates for standard risks times a percentage greater than 100%.

The underwriting class of an Insured may affect the cost of insurance rate.  There are three underwriting classes into which Insureds are placed, depending on the Insureds' mortality characteristics: Guaranteed Issue, Simplified Issue, and Regular Issue.  Within each of these mortality risk classes, there are three sub-classifications based on other risk factors of the case and the associated employee benefit plan.  The most favorable is Class A, followed by Class B, and then Class C.

In an otherwise identical policy, an Insured in the Regular Issue underwriting class will have a lower cost of insurance than an Insured in a rate class with higher mortality risks.

The rating class is determined using questionnaires, medical records, and physical exams, depending on the amount of insurance and the attributes of the Insured.  On groups, we may underwrite using short-form questionnaires or abbreviated medical evaluations.

2

Net Amount at Risk

The policy's cost of insurance is also dependent on the policy's Net Amount at Risk.  The Net Amount at Risk is allocated between the base coverage and the Supplemental Insurance Rider.  The Net Amount at Risk for the base policy is the base policy Death Benefit minus the policy's Cash Value.  The Net Amount at Risk for the Supplemental Insurance Rider is the rider Death Benefit (as described in the "Supplemental Insurance Rider" section of the "Policy Riders and Rider Charges" provision of the prospectus).

Illustrations

Before you purchase the policy and upon request thereafter, we will provide illustrations of future benefits under the policy based upon the proposed Insured's age and premium class, the Death Benefit option elected, Specified Amount, planned periodic Premiums, policy components you select, and Riders requested.  An illustration will also demonstrate how the current charges associated with your policy may be reduced if you elect the Supplemental Insurance Rider.

Advertising

Rating Agencies.  Independent financial rating services, including Moody's, Standard & Poor's and A.M. Best Company rank and rate us.  The purpose of these ratings is to reflect the financial strength or claims-paying ability of Nationwide.  The ratings are not intended to reflect the Investment Experience or financial strength of the variable account.  We may advertise these ratings from time to time.  In addition, we may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend us or the policies.  Furthermore, we may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

Money Market Yields. We may advertise the "yield" and "effective yield" for the money market Sub-Account.  Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.

Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units.  The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC.  Thus, effective yield will be slightly higher than yield, due to the compounding.

Historical Performance of the Sub-Accounts.  We will advertise historical performance of the Sub-Accounts in accordance with SEC prescribed calculations.  Please note that performance information is annualized.  However, if a Sub-Account has been available in the variable account for less than one year, the performance information for that Sub-Account is not annualized.  Performance information is based on historical earnings and is not intended to predict or project future results.

Additional Materials.  We may provide information on various topics to you and prospective policy owners in advertising, sales literature or other materials.

Tax Definition of Life Insurance

Section 7702(b)(1) of the Internal Revenue Code provides that if one of two alternate tests is met, a policy will be treated as life insurance for federal tax purposes.  The two tests are referred to as the Cash Value Accumulation Test and the Guideline Premium/Cash Value Corridor Test.  Both tests are available to flexible premium policies such as this one.

The tables that follow show, numerically, the requirements for each test.

3

Guideline Premium/Cash Value Corridor Test
Table of Applicable Percentages of Cash Value

Attained Age of Insured	Percentage of Cash Value	Attained Age of Insured	Percentage of Cash Value	Attained Age of Insured	Percentage of Cash Value
0-40	250%	61	128%	81	105%
41	243%	62	126%	82	105%
42	236%	63	124%	83	105%
43	229%	64	122%	84	105%
44	222%	65	120%	85	105%
45	215%	66	119%	86	105%
46	209%	67	118%	87	105%
47	203%	68	117%	88	105%
48	197%	69	116%	89	105%
49	191%	70	115%	90	105%
50	185%	71	113%	91	104%
51	178%	72	111%	92	103%
52	171%	73	109%	93	102%
53	164%	74	107%	94	101%
54	157%	75	105%	95	101%
55	150%	76	105%	96	101%
56	146%	77	105%	97	101%
57	142%	78	105%	98	101%
58	138%	79	105%	99	101%
59	134%	80	105%	100	100%
60	130%

Cash Value Accumulation Test

The Cash Value Accumulation Test requires the Death Benefit to exceed an applicable percentage of the cash value.  These applicable percentages are calculated by determining net single premiums, as defined in Code Section 7702(b), for each policy year given a set of actuarial assumptions.  The relevant material assumptions include an interest rate of 4% and 1980 CSO guaranteed mortality as prescribed in Revenue Code Section 7702 for the Cash Value Accumulation Test.  The resulting net single premiums are then inverted (i.e., multiplied by 1/net single premium) to give the applicable cash value percentages.  These premiums vary with the ages, sexes, and risk classifications of the Insureds.

The table below provides an example for policies with applications dated before September 30, 2008 of applicable percentages for the Cash Value Accumulation Test.  This example is for a male non-tobacco age 40.

Policy Year	Percentage of Cash Value	Policy Year	Percentage of Cash Value	Policy Year	Percentage of Cash Value
1	365%	16	226%	31	153%
2	353%	17	220%	32	149%
3	341%	18	213%	33	146%
4	330%	19	207%	34	143%
5	320%	20	202%	35	140%
6	309%	21	196%	36	138%
7	300%	22	191%	37	135%
8	290%	23	186%	38	133%
9	281%	24	181%	39	131%
10	272%	25	176%	40	129%
11	264%	26	172%	41	127%
12	256%	27	167%	42	125%
13	248%	28	163%	43	123%
14	240%	29	160%	44	122%
15	233%	30	156%	45	120%

4

The table below provides an example for policies with applications dated on or after September 30, 2008 of the applicable percentages for the Cash Value Accumulation Test. This example is for a male non-tobacco age 40.

Policy Year	Percentage of Cash Value	Policy Year	Percentage of Cash Value	Policy Year	Percentage of Cash Value
1	413%	16	251%	31	165%
2	399%	17	243%	32	161%
3	385%	18	236%	33	158%
4	372%	19	229%	34	154%
5	360%	20	222%	35	151%
6	348%	21	215%	36	147%
7	336%	22	209%	37	146%
8	325%	23	203%	38	144%
9	314%	24	198%	39	143%
10	304%	25	193%	40	141%
11	294%	26	187%	41	140%
12	285%	27	183%	42	139%
13	276%	28	178%	43	138%
14	267%	29	174%	44	135%
15	259%	30	169%	45	132%

5

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide VLI Separate Account-4:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VLI Separate Account-4 (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2009, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2009, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

/s/    KPMG LLP

Columbus, Ohio

March 10, 2010

Nationwide VLI Separate Account-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2009

Assets:
Investments at fair value:
Asset Allocation Fund - Class 2 (AMVAA2)
90,257 shares (cost $1,275,701)	$1,322,259
Bond Fund - Class 2 (AMVBD2)
84,441 shares (cost $821,078)	863,833
Global Small Capitalization Fund - Class 2 (AMVGS2)
51,878 shares (cost $686,497)	920,826
Growth Fund - Class 2 (AMVGR2)
38,451 shares (cost $1,457,489)	1,772,578
Large Cap Core V.I. Fund - Class II (MLVLC2)
70,035 shares (cost $1,250,296)	1,474,233
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class II (MLVGA2)
199,635 shares (cost $2,915,129)	2,976,557
Variable Series, Inc. - Social Equity Portfolio (CVSSE)
12,487 shares (cost $205,696)	206,163
Credit Suisse Trust - International Equity Flex III Portfolio (CSIEF3)
80,511 shares (cost $472,821)	471,797
U.S. Equity Flex I Portfolio (WSCP)
145,640 shares (cost $1,691,373)	1,816,132
Variable Account Fund, Inc. - Value Portfolio (DAVVL)
194,655 shares (cost $1,549,858)	2,092,536
Insurance Trust - Insurance Trust Diversified Mid Cap Growth Portfolio 1 (OGGO)
218,265 shares (cost $2,030,976)	2,937,853
Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)
30,469 shares (cost $128,576)	169,713
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
420,636 shares (cost $10,876,956)	11,748,357
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
1,710,292 shares (cost $54,499,898)	56,730,384
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
2,603,124 shares (cost $10,567,185)	11,844,213
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)
525,471 shares (cost $25,742,405)	23,819,592
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
1,359,606 shares (cost $58,009,417)	61,291,056

(Continued)

Nationwide VLI Separate Account-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

Series Fund - Mid Cap Value Portfolio - Class VC (LOVMCV)
98,375 shares (cost $1,036,003)	$1,303,464
Investors Growth Stock Series - Initial Class (MIGIC)
337,754 shares (cost $3,303,918)	3,320,121
Research International Series - Service Class (MVRISC)
58,576 shares (cost $591,234)	663,667
Value Series - Initial Class (MVFIC)
609,479 shares (cost $7,800,584)	7,191,851
Value Series - Service Class (MVFSC)
322,366 shares (cost $3,162,213)	3,765,238
Variable Insurance Trust II - International Value Portfolio - Service Class (MVIVSC)
211,252 shares (cost $3,067,361)	3,037,808
Core Plus Fixed Income Portfolio - Class I (MSVFI)
251,930 shares (cost $2,729,476)	2,501,669
Emerging Markets Debt Portfolio - Class I (MSEM)
1,225,063 shares (cost $8,702,485)	9,494,242
Mid Cap Growth Portfolio- class I (MSVMG)
1,034,620 shares (cost $8,299,711)	9,477,123
The Universal Institutional Funds, Inc. - Capital Growth Portfolio - Class I (MSVEG)
22,472 shares (cost $348,839)	379,106
U.S. Real Estate Portfolio - Class I (MSVRE)
2,056,474 shares (cost $18,342,506)	20,873,210
AllianceBernstein NVIT Global Fixed Income Fund - Class III (NVAGF3)
23,982 shares (cost $272,752)	264,277
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2,180 shares (cost $28,531)	27,771
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
250,844 shares (cost $4,458,780)	3,933,230
American Funds NVIT Bond Fund - Class II (GVABD2)
255,781 shares (cost $2,664,541)	2,724,066
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
292,510 shares (cost $6,562,386)	5,782,917
American Funds NVIT Growth Fund - Class II (GVAGR2)
154,030 shares (cost $8,843,748)	7,086,930
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
69,317 shares (cost $2,304,168)	2,324,195
Federated NVIT High Income Bond Fund - Class I (HIBF)
3,208,832 shares (cost $21,301,535)	21,178,288

(Continued)

Nationwide VLI Separate Account-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

Federated NVIT High Income Bond Fund - Class III (HIBF3)
1,819,483 shares (cost $10,198,627)	$11,990,391
Gartmore NVIT Emerging Markets Fund - Class I (GEM)
2,509,715 shares (cost $29,517,831)	28,510,360
Gartmore NVIT Emerging Markets Fund - Class III (GEM3)
1,319,327 shares (cost $19,044,111)	14,961,165
Gartmore NVIT Global Utilities Fund - Class I (GVGU1)
345,222 shares (cost $3,548,961)	2,789,396
Gartmore NVIT International Equity Fund - Class I (GIG)
682,662 shares (cost $4,841,355)	5,468,126
Gartmore NVIT International Equity Fund - Class III (GIG3)
460,549 shares (cost $3,299,529)	3,693,604
Gartmore NVIT International Equity Fund - Class VI (NVIE6)
62,988 shares (cost $450,888)	503,904
Gartmore NVIT Worldwide Leaders Fund - Class I (GEF)
383,470 shares (cost $4,982,938)	3,919,064
Gartmore NVIT Worldwide Leaders Fund - Class III (GEF3)
1,426 shares (cost $14,149)	14,573
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
1,788,575 shares (cost $13,613,265)	15,113,461
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
21,154 shares (cost $159,379)	178,324
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
42,309 shares (cost $283,010)	355,820
NVIT Cardinal Balanced Fund - Class I (NVCRB1)
90,832 shares (cost $751,535)	867,448
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
171,312 shares (cost $1,437,008)	1,557,228
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
91,731 shares (cost $835,822)	922,817
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
240,942 shares (cost $1,982,041)	2,247,987
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
341,687 shares (cost $2,575,077)	3,020,509
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
67,028 shares (cost $574,356)	653,523
NVIT Core Bond Fund - Class I (NVCBD1)
59,505 shares (cost $601,137)	607,551

(Continued)

Nationwide VLI Separate Account-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

NVIT Core Plus Bond Fund - Class I (NVLCP1)
23,479 shares (cost $240,086)	$253,339
NVIT Fund - Class I (TRF)
38,338,927 shares (cost $395,794,435)	310,928,696
NVIT Global Financial Services Fund - Class I (GVGF1)
292,654 shares (cost $1,593,714)	2,183,201
NVIT Government Bond Fund - Class I (GBF)
9,815,120 shares (cost $114,551,757)	115,229,514
NVIT Growth Fund - Class I (CAF)
1,289,097 shares (cost $12,640,984)	15,159,786
NVIT Health Sciences Fund - Class I (GVGH1)
300,925 shares (cost $2,950,444)	2,888,885
NVIT Health Sciences Fund - Class III (GVGHS)
257,823 shares (cost $2,492,012)	2,480,260
NVIT International Index Fund - Class II (GVIX2)
452,896 shares (cost $3,392,493)	3,672,988
NVIT International Index Fund - Class VI (GVIX6)
70,881 shares (cost $604,098)	574,139
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
3,347,655 shares (cost $36,834,910)	27,551,197
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
1,822 shares (cost $21,805)	21,918
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
9,666 shares (cost $122,391)	124,792
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
1,513,667 shares (cost $14,554,491)	14,939,889
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
8,315,373 shares (cost $87,212,664)	80,742,275
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
7,772,778 shares (cost $88,328,089)	72,986,388
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
1,875,374 shares (cost $19,499,420)	18,397,421
NVIT Leaders Fund - Class I (GVUS1)
121,669 shares (cost $1,052,466)	1,043,924
NVIT Mid Cap Index Fund - Class I (MCIF)
3,406,740 shares (cost $56,603,027)	50,487,894
NVIT Money Market Fund - Class I (SAM)
111,488,338 shares (cost $111,488,338)	111,488,338

(Continued)

Nationwide VLI Separate Account-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

NVIT Money Market Fund - Class V (SAM5)
298,221,923 shares (cost $298,221,923)	$298,221,923
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
2,080,171 shares (cost $15,838,861)	17,972,679
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
109,791 shares (cost $1,610,362)	1,079,247
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
573,297 shares (cost $8,476,116)	5,612,577
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
271,763 shares (cost $2,108,359)	2,361,624
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
444,558 shares (cost $3,373,204)	3,712,059
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
3,789,771 shares (cost $27,602,609)	31,796,180
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
1,259,081 shares (cost $10,317,947)	11,495,409
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
950,029 shares (cost $13,776,404)	11,685,353
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
4,392,677 shares (cost $49,151,153)	36,459,218
NVIT Multi-Manager Small Company Fund - Class I (SCF)
4,654,761 shares (cost $88,421,734)	67,261,295
NVIT Multi-Sector Bond Fund - Class I (MSBF)
1,602,489 shares (cost $13,516,298)	13,252,584
NVIT Short Term Bond Fund - Class I (NVSTB1)
54,706 shares (cost $555,447)	562,925
NVIT Short Term Bond Fund - Class II (NVSTB2)
280,815 shares (cost $2,892,996)	2,878,357
NVIT Technology & Communications Fund - Class I (GGTC)
1,267,032 shares (cost $4,452,372)	4,307,907
NVIT Technology & Communications Fund - Class III (GGTC3)
752,714 shares (cost $2,385,494)	2,581,809
NVIT U.S. Growth Leaders Fund - Class I (GVUG1)
361,680 shares (cost $3,375,083)	2,712,597
Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)
30,064 shares (cost $413,215)	423,294
Templeton NVIT International Value Fund - Class III (NVTIV3)
7,936 shares (cost $110,741)	110,304

(Continued)

Nationwide VLI Separate Account-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

Van Kampen NVIT Comstock Value Fund - Class I (EIF)
1,001,442 shares (cost $11,284,430)	$8,892,805
Van Kampen NVIT Real Estate Fund - Class I (NVRE1)
3,154,389 shares (cost $19,874,480)	23,027,042
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
390,158 shares (cost $4,642,201)	4,377,570
V.I. Basic Value Fund - Series I (AVBVI)
126,415 shares (cost $614,431)	755,960
V.I. Capital Appreciation Fund - Series I (AVCA)
45,537 shares (cost $1,044,598)	925,771
V.I. Capital Development Fund - Series I (AVCDI)
779,693 shares (cost $8,883,169)	8,802,730
V.I. International Growth Fund - Series I (AVIE)
1,272,829 shares (cost $33,839,836)	33,106,289
VPS Growth and Income Portfolio - Class A (ALVGIA)
704,089 shares (cost $14,459,428)	10,702,152
VPS International Value Portfolio - Class A (ALVIVA)
2,146,233 shares (cost $28,462,544)	31,549,621
VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)
575,607 shares (cost $6,922,688)	7,718,887
VP Income & Growth Fund - Class I (ACVIG)
2,914,195 shares (cost $19,972,655)	15,678,368
VP Inflation Protection Fund - Class II (ACVIP2)
2,635,781 shares (cost $27,744,548)	28,281,932
VP International Fund - Class I (ACVI)
2,153,754 shares (cost $16,797,095)	16,648,518
VP International Fund - Class III (ACVI3)
1 share (cost $2)	3
VP Mid Cap Value Fund - Class I (ACVMV1)
230,644 shares (cost $2,460,721)	2,795,410
VP Ultra(R) Fund - Class I (ACVU1)
101,210 shares (cost $722,812)	821,824
VP Value Fund - Class I (ACVV)
10,005,707 shares (cost $66,459,313)	52,830,132
VP Vista(SM) Fund - Class I (ACVVS1)
147,241 shares (cost $1,571,374)	1,942,115
MidCap Stock Portfolio - Initial Shares (DVMCS)
84,403 shares (cost $899,976)	882,854
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2,898,104 shares (cost $32,313,760)	28,256,513

(Continued)

Nationwide VLI Separate Account-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

Stock Index Fund, Inc. - Initial Shares (DSIF)
10,066,649 shares (cost $295,561,579)	$264,853,529
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
405,293 shares (cost $9,244,849)	10,643,001
Appreciation Portfolio - Initial Shares (DCAP)
757,627 shares (cost $26,714,297)	23,789,476
Developing Leaders Portfolio - Initial Shares (DSC)
27,482 shares (cost $675,517)	645,548
International Value Portfolio - Initial Shares (DVIV)
2,168,606 shares (cost $26,749,368)	23,681,177
Variable Series II - Dreman Small Mid Cap Value VIP - Class B (SVSSVB)
152,343 shares (cost $1,293,764)	1,528,001
Variable Series II - Strategic Value VIP - Class B (SVSHEB)
68,543 shares (cost $429,168)	505,851
Capital Appreciation Fund II - Primary Shares (FVCA2P)
109,824 shares (cost $653,561)	628,194
Clover Value Fund II - Primary Shares (FALF)
20,500 shares (cost $258,117)	185,734
Market Opportunity Fund II - Service Shares (FVMOS)
74,584 shares (cost $748,947)	734,657
Quality Bond Fund II - Primary Shares (FQB)
3,188,010 shares (cost $34,814,761)	35,705,717
VIP Fund - Contrafund Portfolio - Service Class (FCS)
7,131,988 shares (cost $178,297,367)	146,562,349
VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)
579,605 shares (cost $10,232,374)	9,731,563
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)
3,776,552 shares (cost $86,583,526)	63,257,251
VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)
193,358 shares (cost $1,897,910)	1,889,107
VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)
631,167 shares (cost $5,745,762)	5,996,082
VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)
337,883 shares (cost $3,359,407)	3,047,703
VIP Fund - Growth & Income Portfolio - Service Class (FGIS)
6,278 shares (cost $55,060)	69,062
VIP Fund - Growth Opportunities Portfolio - Service Class (FGOS)
543,266 shares (cost $9,024,640)	7,866,493

(Continued)

Nationwide VLI Separate Account-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

VIP Fund - Growth Portfolio - Service Class (FGS)
2,160,927 shares (cost $71,866,971)	$64,741,380
VIP Fund - High Income Portfolio - Service Class (FHIS)
2,590,238 shares (cost $13,556,283)	13,624,653
VIP Fund - High Income Portfolio - Service Class R (FHISR)
713,583 shares (cost $3,261,099)	3,746,310
VIP Fund - Index 500 Portfolio - Initial Class (FIP)
38,297 shares (cost $4,375,973)	4,581,059
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)
1,343,008 shares (cost $16,160,262)	16,639,864
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)
1,464,742 shares (cost $39,098,532)	37,219,083
VIP Fund - Overseas Portfolio - Service Class (FOS)
1,905,752 shares (cost $37,796,493)	28,567,225
VIP Fund - Overseas Portfolio - Service Class R (FOSR)
813,533 shares (cost $16,239,942)	12,178,596
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)
476,308 shares (cost $4,036,318)	3,672,333
VIP Fund - VIP Freedom Fund 2015 Portfolio - Service Class (FF15S)
120,718 shares (cost $1,048,176)	1,179,413
VIP Fund - VIP Freedom Fund 2025 Portfolio - Service Class (FF25S)
67,308 shares (cost $590,957)	625,964
Franklin Income Securities Fund - Class 2 (FTVIS2)
300,969 shares (cost $4,665,254)	4,249,689
Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)
627,781 shares (cost $11,445,528)	10,126,109
Franklin Small Cap Value Securities Fund - Class 1 (FTVSVI)
730,242 shares (cost $12,017,707)	9,493,140
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)
361,468 shares (cost $4,238,269)	4,615,952
Mutual Discovery Global Securities Fund - Class 2 (FTVMD2)
11,015 shares (cost $180,218)	207,188
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
583,767 shares (cost $6,379,094)	5,680,050
Templeton Foreign Securities Fund - Class 1 (TIF)
124,152 shares (cost $1,841,157)	1,698,397
Templeton Foreign Securities Fund - Class 2 (TIF2)
954,249 shares (cost $13,298,781)	12,834,651

(Continued)

Nationwide VLI Separate Account-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

Templeton Foreign Securities Fund - Class 3 (TIF3)
414,728 shares (cost $6,490,023)	$5,544,913
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
146,415 shares (cost $2,488,827)	2,537,364
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
369,423 shares (cost $6,118,191)	6,402,097
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
41,551 shares (cost $255,055)	296,677
Goldman Sachs VIT - Goldman Sachs Mid Cap Value Fund - Institutional Shares (GVMCE)
4,099,791 shares (cost $53,272,957)	46,532,631
ClearBridge Variable Small Cap Growth Portfolio - Class I (SBVSG)
22,047 shares (cost $212,488)	272,278
Lincoln VIP Trust - Baron Growth Opportunities Funds - Service Class (BNCAI)
444,182 shares (cost $10,697,810)	10,638,595
Guardian Portfolio - I Class Shares (AMGP)
98,108 shares (cost $1,376,798)	1,567,758
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
262,768 shares (cost $6,497,235)	5,581,202
Partners Portfolio - I Class Shares (AMTP)
320,507 shares (cost $2,795,325)	3,144,179
Regency Portfolio - I Class Shares (AMRI)
242,190 shares (cost $2,516,248)	2,969,250
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
155,004 shares (cost $1,532,304)	1,588,789
Socially Responsive Portfolio - I Class Shares (AMSRS)
189,241 shares (cost $2,835,123)	2,289,818
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
2,361,729 shares (cost $84,847,754)	87,242,271
Global Securities Fund/VA - Class 3 (OVGS3)
583,291 shares (cost $17,976,484)	15,556,361
Global Securities Fund/VA - Non-Service Shares (OVGS)
1,834,999 shares (cost $54,017,894)	48,627,482
High Income Fund/VA - Class 3 (OVHI3)
494,305 shares (cost $1,027,361)	983,667
High Income Fund/VA - Non-Service Shares (OVHI)
205,788 shares (cost $1,665,978)	407,461
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
1,466,856 shares (cost $29,914,649)	26,667,443

(Continued)

Nationwide VLI Separate Account-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

Main Street Small Cap Fund(R)/VA - Non-Service Shares (OVSC)
302,787 shares (cost $4,762,850)	$4,360,135
MidCap Fund/VA - Non-Service Shares (OVAG)
630,831 shares (cost $26,696,682)	23,037,962
Strategic Bond Fund/VA - Non-Service Shares (OVSB)
330,104 shares (cost $1,568,860)	1,749,553
All Asset Portfolio - Administrative Class (PMVAAA)
82,641 shares (cost $801,654)	863,598
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
59,947 shares (cost $657,402)	637,839
Low Duration Portfolio - Administrative Class (PMVLDA)
5,676,436 shares (cost $57,596,032)	57,388,768
Real Return Portfolio - Administrative Class (PMVRRA)
6,065,318 shares (cost $74,485,102)	75,452,552
Total Return Portfolio - Administrative Class (PMVTRA)
21,073,492 shares (cost $220,489,717)	228,015,188
Variable Contracts Trust - Emerging Markets VCT Portfolio - Class I Shares (PIVEMI)
48,137 shares (cost $953,045)	1,316,074
Variable Contracts Trust - High Yield VCT Portfolio - Class I Shares (PIHYB1)
1,937,365 shares (cost $16,127,081)	18,463,089
Putnam VT Growth and Income Fund - IB Shares (PVGIB)
51,867 shares (cost $976,850)	746,880
Putnam VT International Equity Fund - IB Shares (PVTIGB)
113,397 shares (cost $1,751,995)	1,256,443
Putnam VT Small Cap Value Fund - IB Shares (PVTSCB)
343 shares (cost $3,191)	3,761
Putnam VT Vista Fund - IB Shares (PVVIB)
8,124 shares (cost $63,452)	93,671
Putnam VT Voyager Fund - IB Shares (PVTVB)
41,646 shares (cost $1,025,796)	1,349,346
Global Real Estate Portfolio - Class II (VKVGR2)
96,908 shares (cost $538,503)	748,132
Micro-Cap Portfolio - Investment Class (ROCMC)
4,128,057 shares (cost $38,846,038)	39,340,379
Small-Cap Portfolio - Investment Class (ROCSC)
31,826 shares (cost $201,290)	276,251
Blue Chip Growth Portfolio - II (TRBCG2)
338,560 shares (cost $3,086,608)	3,216,317

(Continued)

Nationwide VLI Separate Account-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

Equity Income Portfolio - II (TREI2)
4,047,578 shares (cost $75,843,298)	$71,277,849
Health Sciences Portfolio - II (TRHS2)
124,138 shares (cost $1,396,430)	1,565,385
Mid-Cap Growth Portfolio - II (TRMCG2)
1,047,355 shares (cost $20,358,595)	20,821,424
New America Growth Portfolio (TRNAG1)
706,430 shares (cost $10,161,822)	13,499,877
Personal Strategy Balanced Portfolio (TRPSB1)
27,652 shares (cost $381,879)	454,043
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Initial Class (VWEM)
1,693,117 shares (cost $18,030,851)	18,996,775
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Initial Class (VWHA)
1,037,902 shares (cost $29,611,724)	30,369,020
Vanguard(R) Variable Insurance Funds - Balanced Portfolio (VVB)
79,610 shares (cost $1,143,553)	1,381,227
Vanguard(R) Variable Insurance Funds - Diversified Value Portfolio (VVDV)
141,511 shares (cost $1,542,328)	1,634,452
Vanguard(R) Variable Insurance Funds - International Portfolio (VVI)
229,344 shares (cost $3,403,659)	3,683,261
Vanguard(R) Variable Insurance Funds - Mid-Cap Index Portfolio (VVMCI)
268,124 shares (cost $2,785,495)	3,222,851
Vanguard(R) Variable Insurance Funds - Short-Term Investment-Grade Portfolio (VVSTC)
321,514 shares (cost $3,280,735)	3,453,062
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
493,407 shares (cost $4,310,848)	4,551,824
Ivy Fund Variable Insurance Portfolios, Inc. - Growth (WRGP)
102,264 shares (cost $798,502)	948,820
Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities (WRRESP)
170,834 shares (cost $708,505)	877,712
Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology (WRSTP)
68,087 shares (cost $926,620)	1,041,489
Advantage Funds Variable Trust - VT Discovery Fund (SVDF)
119,004 shares (cost $1,576,784)	1,868,363
Advantage Funds Variable Trust - VT Opportunity Fund (SVOF)
554,169 shares (cost $8,004,319)	8,318,072

(Continued)

Nationwide VLI Separate Account-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

Advantage Funds Variable Trust - VT Small Cap Growth Fund (WFVSCG)
584,869 shares (cost $2,940,396)	$3,713,921

Total Investments	3,764,648,339

Accounts Receivable - International Equity Flex I Portfolio (obsolete) (WIEP)	1,240
Accounts Receivable - International Equity Flex II Portfolio (obsolete) (WVCP)	203

Total Assets	3,764,649,782
Accounts Payable - VP International Fund - Class III (ACVI3)	3
Accounts Payable - U.S. Equity Flex I Portfolio (WSCP)	726,444
Other Accounts Payable	101,957

Total Accounts Payable	828,404

$3,763,821,378

Contract Owners’ Equity:
Accumulation units	3,763,821,378
Total Contract Owners’ Equity (note 8)	$3,763,821,378

See accompanying notes to financial statements.

Nationwide VLI Separate Account-4

STATEMENTS OF OPERATIONS

Year Ended December 31, 2009

Investment Activity:	Total	AMVAA2	AMVBD2	AMVGS2	AMVGR2	MLVLC2	MLVGA2	CVSSE
Reinvested dividends	$65,424,850	26,748	25,045	2,091	9,519	16,666	33,614	742
Asset Charges (note 3)	(4,368,321)	(1,969)	(1,493)	(1,125)	(2,700)	(2,867)	-	(214)

Net investment income (loss)	61,056,529	24,779	23,552	966	6,819	13,799	33,614	528
Realized gain (loss) on investments	(358,177,114)	(65,240)	(15,359)	(186,340)	(308,612)	(325,237)	9,083	(22,950)
Change in unrealized gain (loss) on investments	1,008,719,318	289,232	72,580	452,147	783,659	604,305	61,427	49,279

Net gain (loss) on investments	650,542,204	223,992	57,221	265,807	475,047	279,068	70,510	26,329
Reinvested capital gains	50,615,249	-	-	-	-	-	-	9,784

Net increase (decrease) in contract owners’ equity resulting from operations	$762,213,982	248,771	80,773	266,773	481,866	292,867	104,124	36,641

Investment Activity:	CSIEF3	WSCP	DAVVL	OGGO	JPMMV1	JABS	JACAS	JAGTS
Reinvested dividends	$-	-	16,161	-	-	260,816	6,579	-
Asset Charges (note 3)	(15)	(30)	(3,076)	(5,642)	(163)	(14,045)	(51,876)	(4,489)

Net investment income (loss)	(15)	(30)	13,085	(5,642)	(163)	246,771	(45,297)	(4,489)
Realized gain (loss) on investments	2,566	10,414	(143,939)	(102,721)	180	(795,610)	1,745,282	236,968
Change in unrealized gain (loss) on investments	(1,024)	124,758	715,824	1,006,472	41,137	2,248,632	16,558,142	4,251,296

Net gain (loss) on investments	1,542	135,172	571,885	903,751	41,317	1,453,022	18,303,424	4,488,264
Reinvested capital gains	-	-	-	-	-	320,012	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,527	135,142	584,970	898,109	41,154	2,019,805	18,258,127	4,483,775

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	JARLCS	JAIGS2	JAIGS	LOVMCV	MIGIC	MVRISC	MVFIC	MVFSC
Reinvested dividends	$2,199	75,197	214,063	5,654	20,378	4,742	77,213	36,162
Asset Charges (note 3)	-	-	(73,244)	(2,071)	-	(984)	-	(6,861)

Net investment income (loss)	2,199	75,197	140,819	3,583	20,378	3,758	77,213	29,301
Realized gain (loss) on investments	(193,632)	(1,003,544)	2,092,288	(470,487)	(119,540)	(9,041)	(563,326)	(105,731)
Change in unrealized gain (loss) on investments	231,479	10,228,555	26,292,193	733,471	1,031,933	106,342	1,787,278	839,404

Net gain (loss) on investments	37,847	9,225,011	28,384,481	262,984	912,393	97,301	1,223,952	733,673
Reinvested capital gains	(67)	507,630	1,524,193	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$39,979	9,807,838	30,049,493	266,567	932,771	101,059	1,301,165	762,974

Investment Activity:	MVIVSC	MSVFI	MSEM	MSVMG	MSVEG	MSVRE	NVAGF3	NVAMV1
Reinvested dividends	$-	240,723	748,969	-	-	1,105,676	8,672	457
Asset Charges (note 3)	(677)	-	(11,571)	(16,993)	(694)	(37,281)	-	-

Net investment income (loss)	(677)	240,723	737,398	(16,993)	(694)	1,068,395	8,672	457
Realized gain (loss) on investments	28,429	(123,741)	(1,492,240)	(3,580,005)	(2,036)	(39,285,801)	1,344	3,912
Change in unrealized gain (loss) on investments	(29,554)	136,733	3,233,667	7,296,271	139,072	43,914,953	(8,475)	(760)

Net gain (loss) on investments	(1,125)	12,992	1,741,427	3,716,266	137,036	4,629,152	(7,131)	3,152
Reinvested capital gains	-	-	-	-	-	-	1,173	2,439

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,802)	253,715	2,478,825	3,699,273	136,342	5,697,547	2,714	6,048

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	GVAAA2	GVABD2	GVAGG2	GVAGR2	GVAGI2	HIBF	HIBF3	GEM
Reinvested dividends	$2,621	8,601	-	-	-	1,809,259	981,264	308,393
Asset Charges (note 3)	-	-	-	-	-	(35,075)	-	(47,059)

Net investment income (loss)	2,621	8,601	-	-	-	1,774,184	981,264	261,334
Realized gain (loss) on investments	(177,856)	(184,344)	(356,606)	(992,070)	(294,455)	(2,015,466)	(1,275,133)	(10,300,909)
Change in unrealized gain (loss) on investments	826,043	472,238	1,635,045	2,098,032	744,397	7,106,133	3,979,738	21,638,633

Net gain (loss) on investments	648,187	287,894	1,278,439	1,105,962	449,942	5,090,667	2,704,605	11,337,724
Reinvested capital gains	83,925	822	339,649	642,236	47,807	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$734,733	297,317	1,618,088	1,748,198	497,749	6,864,851	3,685,869	11,599,058

Investment Activity:	GEM3	GVGU1	GIG	GIG3	NVIE6	GEF	GEF3	NVNMO1
Reinvested dividends	$148,491	108,269	58,583	3,333	498	37,027	64	10,318
Asset Charges (note 3)	-	(1,861)	(3,363)	-	-	(865)	-	-

Net investment income (loss)	148,491	106,408	55,220	3,333	498	36,162	64	10,318
Realized gain (loss) on investments	(1,938,071)	(932,336)	(4,204,394)	(8,426)	(24,066)	(329,610)	63	104,269
Change in unrealized gain (loss) on investments	7,575,496	1,013,356	5,470,605	469,935	83,896	1,154,975	424	1,500,363

Net gain (loss) on investments	5,637,425	81,020	1,266,211	461,509	59,830	825,365	487	1,604,632
Reinvested capital gains	-	-	-	-	-	-	-	32,649

Net increase (decrease) in contract owners’ equity resulting from operations	$5,785,916	187,428	1,321,431	464,842	60,328	861,527	551	1,647,599

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	NVNSR1	NVCRA1	NVCRB1	NVCCA1	NVCCN1	NVCMD1	NVCMA1	NVCMC1
Reinvested dividends	$300	3,137	14,685	18,627	23,300	32,429	36,889	12,101
Asset Charges (note 3)	-	-	-	-	(14)	-	-	-

Net investment income (loss)	300	3,137	14,685	18,627	23,286	32,429	36,889	12,101
Realized gain (loss) on investments	(9,127)	(89,222)	(15,424)	(14,153)	11,717	(17,203)	(228,372)	(454)
Change in unrealized gain (loss) on investments	31,839	177,395	138,862	246,582	102,299	350,508	786,425	75,372

Net gain (loss) on investments	22,712	88,173	123,438	232,429	114,016	333,305	558,053	74,918
Reinvested capital gains	-	79	-	-	1,717	118	1,157	387

Net increase (decrease) in contract owners’ equity resulting from operations	$23,012	91,389	138,123	251,056	139,019	365,852	596,099	87,406

Investment Activity:	NVCBD1	NVLCP1	TRF	GVGF1	GBF	CAF	GVGH1	GVGHS
Reinvested dividends	$16,101	10,487	3,587,190	22,473	4,158,936	70,330	7,650	6,852
Asset Charges (note 3)	-	-	(241,748)	(1,433)	(180,779)	(2,827)	(2,848)	-

Net investment income (loss)	16,101	10,487	3,345,442	21,040	3,978,157	67,503	4,802	6,852
Realized gain (loss) on investments	24,773	21,401	(1,042,850)	(1,389,231)	947,871	258,366	(266,588)	(339,358)
Change in unrealized gain (loss) on investments	3,669	9,164	61,992,768	1,963,916	(3,501,589)	3,518,953	738,864	735,726

Net gain (loss) on investments	28,442	30,565	60,949,918	574,685	(2,553,718)	3,777,319	472,276	396,368
Reinvested capital gains	3,009	4,977	-	-	1,702,702	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$47,552	46,029	64,295,360	595,725	3,127,141	3,844,822	477,078	403,220

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	GVIX2	GVIX6	GVIDA	NVDBL2	NVDCA2	GVIDC	GVIDM	GVDMA
Reinvested dividends	$30,818	11,544	252,719	135	814	308,736	1,052,225	821,640
Asset Charges (note 3)	(2,598)	-	(16,169)	-	-	(21,853)	(37,248)	(16,466)

Net investment income (loss)	28,220	11,544	236,550	135	814	286,883	1,014,977	805,174
Realized gain (loss) on investments	(315,049)	(260,909)	(2,064,061)	19	(97)	(1,906,856)	(2,373,635)	(2,858,759)
Change in unrealized gain (loss) on investments	632,696	311,663	6,579,751	113	2,401	2,658,897	12,852,063	13,647,980

Net gain (loss) on investments	317,647	50,754	4,515,690	132	2,304	752,041	10,478,428	10,789,221
Reinvested capital gains	-	-	1,352,345	155	650	94,127	1,648,516	2,700,488

Net increase (decrease) in contract owners’ equity resulting from operations	$345,867	62,298	6,104,585	422	3,768	1,133,051	13,141,921	14,294,883

Investment Activity:	GVDMC	GVUS1	MCIF	SAM	SAM5	NVMIG3	GVDIVI	GVDIV3
Reinvested dividends	$303,244	8,016	408,760	55,128	208,248	54,487	20,448	107,135
Asset Charges (note 3)	(7,625)	(409)	(45,944)	(19,575)	(751,286)	-	-	-

Net investment income (loss)	295,619	7,607	362,816	35,553	(543,038)	54,487	20,448	107,135
Realized gain (loss) on investments	(1,269,197)	(754,822)	(5,522,677)	-	-	69,102	(168,939)	(1,214,689)
Change in unrealized gain (loss) on investments	3,097,306	1,037,888	17,238,205	-	-	2,136,753	402,617	2,465,427

Net gain (loss) on investments	1,828,109	283,066	11,715,528	-	-	2,205,855	233,678	1,250,738
Reinvested capital gains	274,021	-	1,328,431	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,397,749	290,673	13,406,775	35,553	(543,038)	2,260,342	254,126	1,357,873

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	NVMLG1	NVMLV1	NVMMG1	NVMMV1	NVMMV2	SCGF	SCVF	SCF
Reinvested dividends	$7,951	20,167	-	-	51,381	-	183,259	154,628
Asset Charges (note 3)	-	-	(491)	(3)	-	(7,445)	(21,366)	(72,788)

Net investment income (loss)	7,951	20,167	(491)	(3)	51,381	(7,445)	161,893	81,840
Realized gain (loss) on investments	31,265	(6,313)	302,640	(1,298)	79,482	(1,258,724)	(4,761,068)	(13,079,026)
Change in unrealized gain (loss) on investments	260,488	348,841	4,194,989	(81)	1,177,622	3,866,242	12,393,594	30,488,109

Net gain (loss) on investments	291,753	342,528	4,497,629	(1,379)	1,257,104	2,607,518	7,632,526	17,409,083
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$299,704	362,695	4,497,138	(1,382)	1,308,485	2,600,073	7,794,419	17,490,923

Investment Activity:	MSBF	NVSTB1	NVSTB2	GGTC	GGTC3	GVUG1	NVOLG1	NVTIV3
Reinvested dividends	$1,209,874	12,449	38,007	-	-	-	457	368
Asset Charges (note 3)	(6,454)	(1,390)	-	(5,207)	-	(919)	-	-

Net investment income (loss)	1,203,420	11,059	38,007	(5,207)	-	(919)	457	368
Realized gain (loss) on investments	(1,276,189)	17,656	30,565	(949,836)	(638,693)	(1,653,326)	1,424	4,120
Change in unrealized gain (loss) on investments	2,935,874	7,478	(13,643)	2,357,643	1,482,600	2,371,469	10,079	(436)

Net gain (loss) on investments	1,659,685	25,134	16,922	1,407,807	843,907	718,143	11,503	3,684
Reinvested capital gains	-	2,224	10,128	-	-	-	7,009	195

Net increase (decrease) in contract owners’ equity resulting from operations	$2,863,105	38,417	65,057	1,402,600	843,907	717,224	18,969	4,247

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	EIF	NVRE1	AMTB	AVBVI	AVCA	AVCDI	AVIE	ALVGIA
Reinvested dividends	$88,317	179,460	290,441	8,837	4,684	-	436,280	407,760
Asset Charges (note 3)	(703)	(83)	-	(1,191)	-	(12,329)	(58,831)	(17,089)

Net investment income (loss)	87,614	179,377	290,441	7,646	4,684	(12,329)	377,449	390,671
Realized gain (loss) on investments	(906,434)	137,380	(300,148)	(3,531,453)	(74,322)	(3,608,941)	(3,733,536)	(2,433,244)
Change in unrealized gain (loss) on investments	2,824,759	3,191,020	492,764	4,600,082	213,629	6,335,247	11,299,759	3,892,452

Net gain (loss) on investments	1,918,325	3,328,400	192,616	1,068,629	139,307	2,726,306	7,566,223	1,459,208
Reinvested capital gains	-	71,568	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,005,939	3,579,345	483,057	1,076,275	143,991	2,713,977	7,943,672	1,849,879

Investment Activity:	ALVIVA	ALVSVA	ACVIG	ACVIP2	ACVI	ACVI3	ACVMV1	ACVU1
Reinvested dividends	$380,972	62,246	681,534	408,663	530,451	149,185	79,577	7,737
Asset Charges (note 3)	(71,725)	(5,393)	(4,685)	-	(30,460)	-	(424)	(979)

Net investment income (loss)	309,247	56,853	676,849	408,663	499,991	149,185	79,153	6,758
Realized gain (loss) on investments	(14,852,340)	(1,362,274)	(916,664)	(17,598)	(1,817,728)	(2,457,774)	(337,105)	(1,249,197)
Change in unrealized gain (loss) on investments	23,712,549	3,299,033	2,634,136	1,696,211	7,646,953	3,577,208	837,183	1,752,880

Net gain (loss) on investments	8,860,209	1,936,759	1,717,472	1,678,613	5,829,225	1,119,434	500,078	503,683
Reinvested capital gains	-	242,912	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$9,169,456	2,236,524	2,394,321	2,087,276	6,329,216	1,268,619	579,231	510,441

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	ACVV	ACVVS1	DVMCS	DVSCS	DSIF	DSRG	DCAP	DSC
Reinvested dividends	$2,603,542	-	8,798	544,476	4,966,610	90,729	546,742	8,771
Asset Charges (note 3)	(36,000)	(3,136)	(1,044)	(31,067)	(355,191)	(1,212)	(16,860)	-

Net investment income (loss)	2,567,542	(3,136)	7,754	513,409	4,611,419	89,517	529,882	8,771
Realized gain (loss) on investments	(5,673,840)	(2,157,073)	(194,997)	(5,382,740)	(15,363,916)	(339,716)	(1,158,330)	(237,303)
Change in unrealized gain (loss) on investments	11,996,736	2,667,921	397,732	6,521,628	53,256,000	3,016,835	3,343,161	339,478

Net gain (loss) on investments	6,322,896	510,848	202,735	1,138,888	37,892,084	2,677,119	2,184,831	102,175
Reinvested capital gains	-	-	-	3,690,903	15,610,923	-	1,595,366	-

Net increase (decrease) in contract owners’ equity resulting from operations	$8,890,438	507,712	210,489	5,343,200	58,114,426	2,766,636	4,310,079	110,946

Investment Activity:	DVIV	SVSSVB	SVSHEB	FVCA2P	FALF	FVMOS	FQB	FCS
Reinvested dividends	$848,252	71,681	21,991	5,549	4,980	11,339	2,062,872	1,691,978
Asset Charges (note 3)	(46,172)	(5,433)	(1,265)	-	-	-	(30,980)	(141,346)

Net investment income (loss)	802,080	66,248	20,726	5,549	4,980	11,339	2,031,892	1,550,632
Realized gain (loss) on investments	(5,642,350)	(991,504)	(365,065)	(15,641)	(90,243)	(17,471)	(284,840)	(38,137,604)
Change in unrealized gain (loss) on investments	10,533,052	1,926,210	449,631	85,511	112,514	2,498	4,238,316	74,183,384

Net gain (loss) on investments	4,890,702	934,706	84,566	69,870	22,271	(14,973)	3,953,476	36,045,780
Reinvested capital gains	-	-	-	-	-	11,510	-	36,005

Net increase (decrease) in contract owners’ equity resulting from operations	$5,692,782	1,000,954	105,292	75,419	27,251	7,876	5,985,368	37,632,417

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	FNRS2	FEIS	FF10S	FF20S	FF30S	FGIS	FGOS	FGS
Reinvested dividends	$19,097	1,226,042	66,915	173,253	57,146	637	25,552	194,596
Asset Charges (note 3)	-	(45,772)	(124)	(4,287)	(899)	(113)	(1,251)	(54,240)

Net investment income (loss)	19,097	1,180,270	66,791	168,966	56,247	524	24,301	140,356
Realized gain (loss) on investments	(3,503,742)	(8,802,232)	(158,183)	(690,784)	(258,601)	(3,209)	(205,046)	(170,254)
Change in unrealized gain (loss) on investments	7,057,894	22,562,984	488,742	1,954,092	870,053	14,001	2,704,979	15,472,365

Net gain (loss) on investments	3,554,152	13,760,752	330,559	1,263,308	611,452	10,792	2,499,933	15,302,111
Reinvested capital gains	-	-	14,154	63,886	31,524	-	-	51,075

Net increase (decrease) in contract owners’ equity resulting from operations	$3,573,249	14,941,022	411,504	1,496,160	699,223	11,316	2,524,234	15,493,542

Investment Activity:	FHIS	FHISR	FIP	FIGBS	FMCS	FOS	FOSR	FVSS
Reinvested dividends	$1,029,739	265,552	97,176	1,455,800	190,009	542,722	221,481	15,351
Asset Charges (note 3)	(15,632)	-	(7,736)	(4,490)	(32,169)	(43,815)	-	(705)

Net investment income (loss)	1,014,107	265,552	89,440	1,451,310	157,840	498,907	221,481	14,646
Realized gain (loss) on investments	(2,346,308)	(368,107)	(905,611)	(218,707)	(4,816,852)	(2,964,630)	(1,450,487)	(1,474,268)
Change in unrealized gain (loss) on investments	7,293,431	1,117,802	1,620,518	1,108,825	15,544,782	8,680,677	3,796,623	2,868,659

Net gain (loss) on investments	4,947,123	749,695	714,907	890,118	10,727,930	5,716,047	2,346,136	1,394,391
Reinvested capital gains	-	-	79,994	66,026	167,621	86,971	34,875	-

Net increase (decrease) in contract owners' equity resulting from operations	$5,961,230	1,015,247	884,341	2,407,454	11,053,391	6,301,925	2,602,492	1,409,037

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	FF15S	FF25S	FTVIS2	FTVRDI	FTVSVI	FTVSV2	FTVMD2	FTVDM3
Reinvested dividends	$37,962	17,773	313,612	163,842	150,962	60,184	2,371	145,606
Asset Charges (note 3)	(2,117)	(1,126)	-	-	-	(8,381)	(421)	-

Net investment income (loss)	35,845	16,647	313,612	163,842	150,962	51,803	1,950	145,606
Realized gain (loss) on investments	(236,332)	(28,032)	(499,666)	(577,159)	(917,805)	(1,390,336)	(10,390)	(805,887)
Change in unrealized gain (loss) on investments	406,105	139,482	1,348,478	1,903,727	2,461,641	2,181,594	44,892	2,635,761

Net gain (loss) on investments	169,773	111,450	848,812	1,326,568	1,543,836	791,258	34,502	1,829,874
Reinvested capital gains	13,329	5,650	-	-	350,550	165,739	5,595	13,648

Net increase (decrease) in contract owners’ equity resulting from operations	$218,947	133,747	1,162,424	1,490,410	2,045,348	1,008,800	42,047	1,989,128

Investment Activity:	TIF	TIF2	TIF3	FTVGI2	FTVGI3	FTVFA2	GVMCE	SBVSG
Reinvested dividends	$55,755	365,815	175,850	293,710	1,010,310	6,436	740,402	-
Asset Charges (note 3)	-	(24,549)	-	(4,219)	-	-	(91,665)	(506)

Net investment income (loss)	55,755	341,266	175,850	289,491	1,010,310	6,436	648,737	(506)
Realized gain (loss) on investments	(81,845)	(3,399,112)	(726,575)	(32,038)	(194,950)	(33,732)	(7,867,883)	(18,609)
Change in unrealized gain (loss) on investments	438,313	6,489,010	1,930,983	52,782	312,003	83,885	18,839,243	104,712

Net gain (loss) on investments	356,468	3,089,898	1,204,408	20,744	117,053	50,153	10,971,360	86,103
Reinvested capital gains	62,378	451,291	212,562	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$474,601	3,882,455	1,592,820	310,235	1,127,363	56,589	11,620,097	85,597

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	BNCAI	AMGP	AMINS	AMCG	AMTP	AMRI	AMRS	AMFAS
Reinvested dividends	$-	16,262	-	-	41,120	44,473	-	-
Asset Charges (note 3)	(21,202)	(2,446)	-	(14,212)	(1,856)	(5,621)	-	(1,318)

Net investment income (loss)	(21,202)	13,816	-	(14,212)	39,264	38,852	-	(1,318)
Realized gain (loss) on investments	(1,758,205)	(1,542,769)	(1,466,302)	3,341,833	(8,477,055)	(406,048)	(397,742)	(528,882)
Change in unrealized gain (loss) on investments	4,837,859	2,680,187	1,820,124	1,225,579	11,536,812	1,298,460	561,579	842,176

Net gain (loss) on investments	3,079,654	1,137,418	353,822	4,567,412	3,059,757	892,412	163,837	313,294
Reinvested capital gains	-	-	-	-	182,659	37,516	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$3,058,452	1,151,234	353,822	4,553,200	3,281,680	968,780	163,837	311,976

Investment Activity:	AMSRS	OVGR	OVGS3	OVGS	OVHI3	OVHI	OVGI	OVSC
Reinvested dividends	$49,340	248,633	288,133	883,484	-	-	466,930	30,280
Asset Charges (note 3)	-	(102,588)	-	(69,723)	-	-	(7,659)	-

Net investment income (loss)	49,340	146,045	288,133	813,761	-	-	459,271	30,280
Realized gain (loss) on investments	(593,019)	(2,935,835)	(1,112,664)	(5,381,641)	(754,547)	(470,256)	(799,855)	(494,419)
Change in unrealized gain (loss) on investments	1,138,345	31,182,105	5,057,893	17,448,044	976,180	557,363	6,382,896	1,681,672

Net gain (loss) on investments	545,326	28,246,270	3,945,229	12,066,403	221,633	87,107	5,583,041	1,187,253
Reinvested capital gains	-	-	275,295	842,392	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$594,666	28,392,315	4,508,657	13,722,556	221,633	87,107	6,042,312	1,217,533

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	OVAG	OVSB	PMVAAA	PMVFBA	PMVLDA	PMVRRA	PMVTRA	PIVEMI
Reinvested dividends	$-	4,129	54,808	9,979	1,496,467	2,108,509	10,615,888	9,628
Asset Charges (note 3)	(12,026)	(2,564)	(1,454)	(280)	(94,486)	(168,515)	(455,374)	(1,804)

Net investment income (loss)	(12,026)	1,565	53,354	9,699	1,401,981	1,939,994	10,160,514	7,824
Realized gain (loss) on investments	(1,129,222)	(81,767)	47,363	81,133	(157,572)	(68,919)	2,719,493	85,798
Change in unrealized gain (loss) on investments	6,737,017	313,267	73,226	(19,563)	1,291,678	6,383,343	6,413,613	380,336

Net gain (loss) on investments	5,607,795	231,500	120,589	61,570	1,134,106	6,314,424	9,133,106	466,134
Reinvested capital gains	-	622	-	9,479	2,576,351	2,826,272	6,877,332	-

Net increase (decrease) in contract owners’ equity resulting from operations	$5,595,769	233,687	173,943	80,748	5,112,438	11,080,690	26,170,952	473,958

Investment Activity:	PIHYB1	PVGIB	PVTIGB	PVTSCB	PVVIB	PVTVB	VKVGR2	ROCMC
Reinvested dividends	$1,190,023	17,919	-	45	-	5,777	110	-
Asset Charges (note 3)	(31,606)	-	-	(6)	(142)	-	(1,389)	(73,599)

Net investment income (loss)	1,158,417	17,919	-	39	(142)	5,777	(1,279)	(73,599)
Realized gain (loss) on investments	(2,909,377)	(138,463)	(426,118)	452	3,470	7,386	(61,518)	(8,656,246)
Change in unrealized gain (loss) on investments	8,661,414	299,375	715,663	756	30,219	398,764	306,866	24,040,908

Net gain (loss) on investments	5,752,037	160,912	289,545	1,208	33,689	406,150	245,348	15,384,662
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$6,910,454	178,831	289,545	1,247	33,547	411,927	244,069	15,311,063

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	ROCSC	TRBCG2	TREI2	TRHS2	TRLT2	TRMCG2	TRNAG1	TRPSB1
Reinvested dividends	$-	-	1,070,001	-	55,596	-	-	8,943
Asset Charges (note 3)	(456)	(752)	(129,338)	(2,633)	-	(39,987)	(26,319)	(969)

Net investment income (loss)	(456)	(752)	940,663	(2,633)	55,596	(39,987)	(26,319)	7,974
Realized gain (loss) on investments	(26,692)	(358,102)	(12,130,552)	(185,395)	67,765	(4,004,691)	(1,964,836)	(95,706)
Change in unrealized gain (loss) on investments	102,125	1,319,164	25,683,362	545,834	35,191	10,715,898	6,203,128	185,158

Net gain (loss) on investments	75,433	961,062	13,552,810	360,439	102,956	6,711,207	4,238,292	89,452
Reinvested capital gains	-	-	-	-	-	20,964	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$74,977	960,310	14,493,473	357,806	158,552	6,692,184	4,211,973	97,426

Investment Activity:	VWEM	VWHA	VVB	VVDV	VVI	VVMCI	VVSTC	WRASP
Reinvested dividends	$20,567	55,048	56,897	47,382	97,125	40,752	106,713	2,305
Asset Charges (note 3)	(9,718)	(27,164)	(2,437)	(2,516)	(5,796)	(5,165)	(5,876)	(2,184)

Net investment income (loss)	10,849	27,884	54,460	44,866	91,329	35,587	100,837	121
Realized gain (loss) on investments	(8,929,462)	(5,731,591)	(179,323)	(201,304)	(570,258)	(588,270)	(4,977)	(24,263)
Change in unrealized gain (loss) on investments	17,730,793	15,745,952	373,050	479,742	1,513,119	1,336,235	246,123	330,887

Net gain (loss) on investments	8,801,331	10,014,361	193,727	278,438	942,861	747,965	241,146	306,624
Reinvested capital gains	831,487	109,163	-	-	-	101,879	12,942	62,302

Net increase (decrease) in contract owners’ equity resulting from operations	$9,643,667	10,151,408	248,187	323,304	1,034,190	885,431	354,925	369,047

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	WRGP	WRRESP	WRSTP	SVDF	SVOF	WFVSCG	OGMVP	WIEP
Reinvested dividends	$3,076	14,802	-	-	-	-	3,345	4,209
Asset Charges (note 3)	(1,388)	(976)	(1,918)	(807)	(13,388)	(4,336)	(62)	(89)

Net investment income (loss)	1,688	13,826	(1,918)	(807)	(13,388)	(4,336)	3,283	4,120
Realized gain (loss) on investments	(133,903)	(16,435)	(56,620)	(104,336)	(8,660,730)	(191,163)	(193,176)	93,379
Change in unrealized gain (loss) on investments	323,926	261,570	302,917	487,368	13,914,162	1,103,171	185,593	52,379

Net gain (loss) on investments	190,023	245,135	246,297	383,032	5,253,432	912,008	(7,583)	145,758
Reinvested capital gains	22,732	-	45,120	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$214,443	258,961	289,499	382,225	5,240,044	907,672	(4,300)	149,878

Investment Activity:	WVCP	BF	SGRF	PVOEGB	WGIP
Reinvested dividends	$6,776	97,245	-	-	67,087
Asset Charges (note 3)	(30)	(2,637)	(406)	(16)	(85)

Net investment income (loss)	6,746	94,608	(406)	(16)	67,002
Realized gain (loss) on investments	(125,903)	(4,616,970)	(3,918,506)	(6,492)	(525,886)
Change in unrealized gain (loss) on investments	196,067	4,327,370	4,212,112	7,288	664,850

Net gain (loss) on investments	70,164	(289,600)	293,606	796	138,964
Reinvested capital gains	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$76,910	(194,992)	293,200	780	205,966

See accompanying notes to financial statements.

Nationwide VLI Separate Account-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2009 and 2008

	Total		AMVAA2		AMVBD2		AMVGS2
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$61,056,529	79,188,839	24,779	22,724	23,552	32,914	966	(549)
Realized gain (loss) on investments	(358,177,114)	(64,441,051)	(65,240)	(11,900)	(15,359)	(76,830)	(186,340)	(71,342)
Change in unrealized gain (loss) on investments	1,008,719,318	(1,787,300,699)	289,232	(242,674)	72,580	(29,824)	452,147	(217,818)
Reinvested capital gains	50,615,249	265,246,757	-	29,648	-	1,410	-	50,646

Net increase (decrease) in contract owners’ equity resulting from operations	762,213,982	(1,507,306,154)	248,771	(202,202)	80,773	(72,330)	266,773	(239,063)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	272,284,700	354,312,622	121,519	40,861	60,167	10,249	63,208	9,318
Transfers between funds	-	-	233,650	984,907	172,236	634,364	348,701	480,877
Surrenders (note 6)	(355,058,443)	(249,501,663)	(9,371)	(7,923)	(3,527)	-	-	-
Death benefits (note 4)	(11,445,523)	(9,350,811)	(1,226)	-	(3,035)	-	(1,736)	-
Net policy repayments (loans) (note 5)	(3,094,048)	(32,613,869)	(20,918)	-	-	-	-	-
Deductions for surrender charges (note 2d)	(4,834,935)	(5,918,247)	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(123,944,193)	(126,435,392)	(44,645)	(20,574)	(9,281)	(5,739)	(4,710)	(2,542)
Asset charges (note 3):
FPVUL & VEL contracts	(4,763,557)	(5,877,081)	(584)	-	(30)	-	-	-
MSP contracts	(257,792)	(304,548)	-	-	-	-	-	-
SL contracts or LSFP contracts	(865,995)	(1,120,126)	-	-	-	-	-	-
Adjustments to maintain reserves	(316,113)	(110,891)	15	(20)	17	(27)	3	(11)

Net equity transactions	(232,295,899)	(76,920,006)	278,440	997,251	216,547	638,847	405,466	487,642

Net change in contract owners’ equity	529,918,083	(1,584,226,160)	527,211	795,049	297,320	566,517	672,239	248,579
Contract owners’ equity beginning of period	3,233,903,295	4,818,129,455	795,049	-	566,517	-	248,579	-

Contract owners’ equity end of period	$3,763,821,378	3,233,903,295	1,322,260	795,049	863,837	566,517	920,818	248,579

CHANGES IN UNITS:
Beginning units	307,038,686	307,056,666	116,841	-	62,336	-	49,331	-
Units purchased	64,050,669	69,158,972	51,072	120,686	23,944	62,941	68,718	49,656
Units redeemed	(77,331,694)	(69,176,952)	(10,936)	(3,845)	(1,695)	(605)	(4,519)	(325)

Ending units	293,757,661	307,038,686	156,977	116,841	84,585	62,336	113,530	49,331

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	AMVGR2		MLVLC2		MLVGA2		CVSSE
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$6,819	8,362	13,799	6,543	33,614	-	528	(306)
Realized gain (loss) on investments	(308,612)	(189,583)	(325,237)	(1,007,485)	9,083	-	(22,950)	(22,036)
Change in unrealized gain (loss) on investments	783,659	(468,570)	604,305	11,025	61,427	-	49,279	(50,892)
Reinvested capital gains	-	120,744	-	26,100	-	-	9,784	1,159

Net increase (decrease) in contract owners’ equity resulting from operations	481,866	(529,047)	292,867	(963,817)	104,124	-	36,641	(72,075)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	66,140	(742)	144,241	125,565	206,933	-	1,239	6,049
Transfers between funds	393,875	1,386,022	204,761	(1,831,055)	2,696,159	-	56,921	57,071
Surrenders (note 6)	-	-	(39,389)	(5,793)	(3,828)	-	(2)	(10,675)
Death benefits (note 4)	(5,180)	-	(1,174)	-	-	-	(873)	(19)
Net policy repayments (loans) (note 5)	-	-	(2,560)	(120,170)	(991)	-	-	-
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(11,775)	(8,558)	(30,948)	(34,365)	(23,364)	-	(1,464)	(1,253)
Asset charges (note 3):
FPVUL & VEL contracts	-	-	(62)	-	(1,608)	-	-	-
MSP contracts	-	-	-	-	(132)	-	-	-
SL contracts or LSFP contracts	-	-	-	-	(736)	-	-	-
Adjustments to maintain reserves	13	(35)	37	(163)	3	-	16	(47)

Net equity transactions	443,073	1,376,687	274,906	(1,865,981)	2,872,437	-	55,837	51,126

Net change in contract owners’ equity	924,939	847,640	567,773	(2,829,798)	2,976,561	-	92,478	(20,949)
Contract owners’ equity beginning of period	847,640	-	906,472	3,736,270	-	-	113,687	134,636

Contract owners’ equity end of period	$1,772,579	847,640	1,474,245	906,472	2,976,561	-	206,165	113,687

CHANGES IN UNITS:
Beginning units	150,751	-	103,948	261,702	-	-	10,503	7,972
Units purchased	78,538	151,812	67,765	27,156	247,162	-	5,351	3,624
Units redeemed	(2,690)	(1,061)	(33,125)	(184,910)	(2,833)	-	(1,681)	(1,093)

Ending units	226,599	150,751	138,588	103,948	244,329	-	14,173	10,503

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	CSIEF3		WSCP		DAVVL		OGGO
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$(15)	-	(30)	-	13,085	5,946	(5,642)	(12,040)
Realized gain (loss) on investments	2,566	-	10,414	-	(143,939)	(14,339)	(102,721)	(2,966,786)
Change in unrealized gain (loss) on investments	(1,024)	-	124,758	-	715,824	(173,146)	1,006,472	(148,137)
Reinvested capital gains	-	-	-	-	-	10,250	-	853,551

Net increase (decrease) in contract owners’ equity resulting from operations	1,527	-	135,142	-	584,970	(171,289)	898,109	(2,273,412)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	4,816	-	36,205	-	148,479	78,937	24,312	103,324
Transfers between funds	462,115	-	998,589	-	991,950	559,615	(358,578)	(1,562,266)
Surrenders (note 6)	-	-	(13,685)	-	(18,571)	-	(384,949)	(73,614)
Death benefits (note 4)	-	-	-	-	(12,457)	-	-	(23,060)
Net policy repayments (loans) (note 5)	-	-	828	-	(18,200)	(9,443)	66,622	(104,328)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(668)	-	(13,927)	-	(30,638)	(9,996)	(53,929)	(83,433)
Asset charges (note 3):
FPVUL & VEL contracts	(46)	-	(862)	-	(842)	-	-	-
MSP contracts	(1)	-	(25)	-	-	-	-	-
SL contracts or LSFP contracts	-	-	(171)	-	-	-	-	-
Adjustments to maintain reserves	(3,176)	-	(52,406)	-	9	20	15	2,687

Net equity transactions	463,041	-	954,546	-	1,059,730	619,133	(706,507)	(1,740,690)

Net change in contract owners’ equity	464,568	-	1,089,688	-	1,644,700	447,844	191,602	(4,014,102)
Contract owners’ equity beginning of period	-	-	-	-	447,844	-	2,746,253	6,760,355

Contract owners’ equity end of period	$464,568	-	1,089,688	-	2,092,544	447,844	2,937,855	2,746,253

CHANGES IN UNITS:
Beginning units	-	-	-	-	76,781	-	237,302	327,330
Units purchased	46,164	-	103,318	-	211,685	79,367	17,698	76,989
Units redeemed	(206)	-	(3,127)	-	(14,638)	(2,586)	(77,729)	(167,017)

Ending units	45,958	-	100,191	-	273,828	76,781	177,271	237,302

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	JPMMV1		JABS		JACAS		JAGTS
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$(163)	-	246,771	183,683	(45,297)	(56,322)	(4,489)	6,537
Realized gain (loss) on investments	180	-	(795,610)	(311,920)	1,745,282	4,368,600	236,968	537,116
Change in unrealized gain (loss) on investments	41,137	-	2,248,632	(1,914,827)	16,558,142	(37,016,154)	4,251,296	(7,484,264)
Reinvested capital gains	-	-	320,012	603,351	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	41,154	-	2,019,805	(1,439,713)	18,258,127	(32,703,876)	4,483,775	(6,940,611)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	301,338	693,224	4,174,879	3,889,289	852,053	1,209,005
Transfers between funds	129,774	-	3,968,776	(999,771)	(308,597)	7,464,889	9,727	(1,097,436)
Surrenders (note 6)	-	-	(508,732)	(1,000,338)	(2,929,548)	(2,661,445)	(927,179)	(573,286)
Death benefits (note 4)	-	-	(2,997)	(18,617)	(39,874)	(117,974)	(8,625)	(26,452)
Net policy repayments (loans) (note 5)	-	-	(28,182)	47,892	(372,161)	(256,623)	5,616	(275,180)
Deductions for surrender charges (note 2d)	-	-	(9,173)	(15,890)	(77,596)	(100,155)	(36,357)	(23,265)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,212)	-	(228,396)	(177,585)	(1,994,792)	(2,071,717)	(613,362)	(603,740)
Asset charges (note 3):
FPVUL & VEL contracts	-	-	(6,083)	(5,573)	(94,454)	(118,875)	(30,890)	(37,035)
MSP contracts	-	-	(46)	(17)	(2,003)	(2,644)	(518)	(715)
SL contracts or LSFP contracts	-	-	(2,326)	(1,899)	(15,179)	(18,885)	(3,465)	(5,854)
Adjustments to maintain reserves	6	-	127	(503)	856	2,783	(116)	(163)

Net equity transactions	128,568	-	3,484,306	(1,479,077)	(1,658,469)	6,008,643	(753,115)	(1,434,121)

Net change in contract owners’ equity	169,722	-	5,504,111	(2,918,790)	16,599,658	(26,695,233)	3,730,660	(8,374,732)
Contract owners’ equity beginning of period	-	-	6,244,238	9,163,028	40,131,578	66,826,811	8,113,405	16,488,137

Contract owners’ equity end of period	$169,722	-	11,748,349	6,244,238	56,731,236	40,131,578	11,844,065	8,113,405

CHANGES IN UNITS:
Beginning units	-	-	463,743	571,358	5,646,789	5,227,208	2,764,915	3,145,552
Units purchased	13,589	-	296,842	184,145	654,414	1,023,547	392,025	335,026
Units redeemed	(110)	-	(65,412)	(291,760)	(828,304)	(603,966)	(580,341)	(715,663)

Ending units	13,479	-	695,173	463,743	5,472,899	5,646,789	2,576,599	2,764,915

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	JARLCS		JAIGS2		JAIGS		LOVMCV
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$2,199	3,703	75,197	553,994	140,819	1,468,999	3,583	15,755
Realized gain (loss) on investments	(193,632)	(14,935)	(1,003,544)	395,033	2,092,288	5,684,405	(470,487)	(718,866)
Change in unrealized gain (loss) on investments	231,479	(242,489)	10,228,555	(17,126,656)	26,292,193	(56,149,301)	733,471	(98,152)
Reinvested capital gains	(67)	31,638	507,630	2,970,977	1,524,193	8,232,296	-	63,687

Net increase (decrease) in contract owners’ equity resulting from operations	39,979	(222,083)	9,807,838	(13,206,652)	30,049,493	(40,763,601)	266,567	(737,576)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	13,396	25,019	2,863,554	3,035,699	1,683,512	1,672,411	52,322	146,016
Transfers between funds	(431,701)	136,801	1,596,794	86,450	(8,108,119)	14,281,939	93,047	(219,861)
Surrenders (note 6)	(12,461)	(22,488)	(1,171,640)	(1,331,076)	(1,902,180)	(2,829,197)	(81,151)	(19,539)
Death benefits (note 4)	-	-	(9,652)	(61,395)	(566,649)	(115,692)	(246)	-
Net policy repayments (loans) (note 5)	(2,767)	(1,095)	(113,704)	4,009	(463,301)	(544,504)	(35,760)	-
Deductions for surrender charges (note 2d)	(59)	(2,850)	(65,642)	(45,204)	(39,431)	(62,246)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(9,469)	(15,790)	(1,062,455)	(973,497)	(1,444,266)	(1,618,549)	(23,317)	(26,092)
Asset charges (note 3):
FPVUL & VEL contracts	(739)	(1,414)	(60,863)	(64,270)	(65,159)	(94,060)	(9)	-
MSP contracts	(112)	(293)	(1,596)	(1,741)	(2,355)	(3,114)	-	-
SL contracts or LSFP contracts	(58)	(212)	(12,063)	(14,059)	(11,255)	(15,065)	-	-
Adjustments to maintain reserves	68	(185)	(412)	(906)	4,185	5,005	26	179

Net equity transactions	(443,902)	117,493	1,962,320	634,010	(10,915,019)	10,676,928	4,912	(119,297)

Net change in contract owners’ equity	(403,923)	(104,590)	11,770,158	(12,572,642)	19,134,474	(30,086,673)	271,479	(856,873)
Contract owners’ equity beginning of period	403,923	508,513	12,048,956	24,621,598	42,160,511	72,247,184	1,032,004	1,888,877

Contract owners’ equity end of period	$-	403,923	23,819,114	12,048,956	61,294,985	42,160,511	1,303,483	1,032,004

CHANGES IN UNITS:
Beginning units	33,622	26,988	1,692,770	1,653,148	4,806,329	3,915,734	134,578	149,088
Units purchased	1,187	10,038	440,345	331,920	273,003	1,582,325	21,529	25,994
Units redeemed	(34,809)	(3,404)	(264,384)	(292,298)	(1,175,579)	(691,730)	(21,761)	(40,504)

Ending units	-	33,622	1,868,731	1,692,770	3,903,753	4,806,329	134,346	134,578

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	MIGIC		MVRISC		MVFIC		MVFSC
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$20,378	22,201	3,758	(146)	77,213	77,102	29,301	12,641
Realized gain (loss) on investments	(119,540)	142,842	(9,041)	(3,739)	(563,326)	(23,632)	(105,731)	(162,697)
Change in unrealized gain (loss) on investments	1,031,933	(1,810,696)	106,342	(34,172)	1,787,278	(2,829,368)	839,404	(236,380)
Reinvested capital gains	-	181,434	-	333	-	260,163	-	58,650

Net increase (decrease) in contract owners’ equity resulting from operations	932,771	(1,464,219)	101,059	(37,724)	1,301,165	(2,515,735)	762,974	(327,786)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	308,957	439,224	84,935	61,855	696,007	689,723	181,598	210,588
Transfers between funds	(177,095)	(479,285)	243,655	211,054	449,084	1,208,415	877,781	2,179,192
Surrenders (note 6)	(144,174)	(168,808)	-	-	(246,925)	(516,130)	(9,776)	(779)
Death benefits (note 4)	(6,809)	-	-	-	(14,795)	(13,567)	(2,279)	-
Net policy repayments (loans) (note 5)	(4,778)	(16,203)	-	-	(50,255)	21,875	-	-
Deductions for surrender charges (note 2d)	(18,020)	(25,849)	-	-	(9,796)	(14,309)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(195,706)	(217,020)	(9,423)	(1,229)	(334,244)	(312,111)	(84,084)	(21,193)
Asset charges (note 3):
FPVUL & VEL contracts	(12,500)	(15,544)	(5)	-	(17,955)	(19,144)	(871)	-
MSP contracts	(147)	(177)	-	-	(476)	(446)	-	-
SL contracts or LSFP contracts	(792)	(922)	-	-	(5,204)	(5,238)	-	-
Adjustments to maintain reserves	75	(201)	8	(16)	134	(364)	11	(139)

Net equity transactions	(250,989)	(484,785)	319,170	271,664	465,575	1,038,704	962,380	2,367,669

Net change in contract owners’ equity	681,782	(1,949,004)	420,229	233,940	1,766,740	(1,477,031)	1,725,354	2,039,883
Contract owners’ equity beginning of period	2,638,336	4,587,340	243,439	9,499	5,425,106	6,902,137	2,039,883	-

Contract owners’ equity end of period	$3,320,118	2,638,336	663,668	243,439	7,191,846	5,425,106	3,765,237	2,039,883

CHANGES IN UNITS:
Beginning units	263,673	289,412	40,234	900	406,164	348,380	309,365	-
Units purchased	28,331	34,762	45,527	39,606	82,247	115,578	173,178	313,653
Units redeemed	(54,239)	(60,501)	(1,633)	(272)	(49,641)	(57,794)	(15,134)	(4,288)

Ending units	237,765	263,673	84,128	40,234	438,770	406,164	467,409	309,365

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	MVIVSC		MSVFI		MSEM		MSVMG
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$(677)	-	240,723	154,326	737,398	819,894	(16,993)	56,620
Realized gain (loss) on investments	28,429	-	(123,741)	(107,670)	(1,492,240)	(841,995)	(3,580,005)	(981,795)
Change in unrealized gain (loss) on investments	(29,554)	-	136,733	(413,202)	3,233,667	(2,401,089)	7,296,271	(7,029,521)
Reinvested capital gains	-	-	-	-	-	481,742	-	2,360,835

Net increase (decrease) in contract owners’ equity resulting from operations	(1,802)	-	253,715	(366,546)	2,478,825	(1,941,448)	3,699,273	(5,593,861)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	3,065	-	206,165	305,945	445,174	613,187	315,242	389,908
Transfers between funds	3,039,919	-	(460,391)	(24,028)	(2,259,258)	324,466	(906,840)	3,845,128
Surrenders (note 6)	-	-	(84,373)	(244,066)	(949,108)	(461,545)	(510,236)	(434,570)
Death benefits (note 4)	-	-	-	(1,494)	(16,177)	(68,046)	(2,888)	(7,483)
Net policy repayments (loans) (note 5)	-	-	(109,745)	(21,270)	42,354	(145,616)	(15,991)	(25,264)
Deductions for surrender charges (note 2d)	-	-	(4,794)	(8,979)	(21,584)	(22,328)	(8,360)	(8,625)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(3,374)	-	(178,900)	(162,370)	(361,633)	(340,928)	(207,596)	(225,557)
Asset charges (note 3):
FPVUL & VEL contracts	-	-	(9,679)	(10,290)	(18,167)	(20,654)	(3,866)	(9,007)
MSP contracts	-	-	(474)	(760)	(371)	(784)	(54)	(127)
SL contracts or LSFP contracts	-	-	(2,637)	(3,085)	(2,646)	(3,204)	(509)	(1,208)
Adjustments to maintain reserves	1	-	(122)	(189)	350	(1,977)	63	(307)

Net equity transactions	3,039,611	-	(644,950)	(170,586)	(3,141,066)	(127,429)	(1,341,035)	3,522,888

Net change in contract owners’ equity	3,037,809	-	(391,235)	(537,132)	(662,241)	(2,068,877)	2,358,238	(2,070,973)
Contract owners’ equity beginning of period	-	-	2,892,689	3,429,821	10,156,613	12,225,490	7,118,914	9,189,887

Contract owners’ equity end of period	$3,037,809	-	2,501,454	2,892,689	9,494,372	10,156,613	9,477,152	7,118,914

CHANGES IN UNITS:
Beginning units	-	-	264,578	281,694	515,980	520,660	1,183,540	809,774
Units purchased	231,182	-	18,987	29,162	30,123	71,545	168,550	520,416
Units redeemed	(321)	-	(74,896)	(46,278)	(179,535)	(76,225)	(346,614)	(146,650)

Ending units	230,861	-	208,669	264,578	366,568	515,980	1,005,476	1,183,540

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	MSVEG		MSVRE		NVAGF3		NVAMV1
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$(694)	(181)	1,068,395	1,931,947	8,672	-	457	-
Realized gain (loss) on investments	(2,036)	(13,359)	(39,285,801)	(8,799,452)	1,344	-	3,912	-
Change in unrealized gain (loss) on investments	139,072	(108,805)	43,914,953	(37,903,882)	(8,475)	-	(760)	-
Reinvested capital gains	-	-	-	21,917,133	1,173	-	2,439	-

Net increase (decrease) in contract owners’ equity resulting from operations	136,342	(122,345)	5,697,547	(22,854,254)	2,714	-	6,048	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	25,782	28,868	2,103,699	4,104,448	859	-	73	-
Transfers between funds	34,423	295,330	(21,008,864)	(8,546,259)	261,374	-	22,416	-
Surrenders (note 6)	(11,500)	-	(1,869,963)	(3,097,720)	(3)	-	-	-
Death benefits (note 4)	-	-	(162,578)	(128,638)	-	-	-	-
Net policy repayments (loans) (note 5)	(1,811)	-	445,953	(140,232)	-	-	-	-
Deductions for surrender charges (note 2d)	-	-	(61,632)	(102,435)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(4,750)	(1,231)	(1,032,429)	(1,952,954)	(591)	-	(709)	-
Asset charges (note 3):
FPVUL & VEL contracts	-	-	(37,922)	(105,281)	(61)	-	(58)	-
MSP contracts	-	-	(1,255)	(4,536)	-	-	-	-
SL contracts or LSFP contracts	-	-	(5,875)	(16,171)	(17)	-	-	-
Adjustments to maintain reserves	8	(7)	2,057	11,950	(3)	-	(3)	-

Net equity transactions	42,152	322,960	(21,628,809)	(9,977,828)	261,558	-	21,719	-

Net change in contract owners’ equity	178,494	200,615	(15,931,262)	(32,832,082)	264,272	-	27,767	-
Contract owners’ equity beginning of period	200,615	-	36,804,427	69,636,509	-	-	-	-

Contract owners’ equity end of period	$379,109	200,615	20,873,165	36,804,427	264,272	-	27,767	-

CHANGES IN UNITS:
Beginning units	39,408	-	1,994,137	2,337,392	-	-	-	-
Units purchased	9,844	39,612	155,566	288,801	23,202	-	2,275	-
Units redeemed	(4,157)	(204)	(1,254,384)	(632,056)	(59)	-	(65)	-

Ending units	45,095	39,408	895,319	1,994,137	23,143	-	2,210	-

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	GVAAA2		GVABD2		GVAGG2		GVAGR2
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$2,621	95,090	8,601	145,928	-	146,319	-	148,113
Realized gain (loss) on investments	(177,856)	(60,537)	(184,344)	(116,576)	(356,606)	(55,179)	(992,070)	(148,187)
Change in unrealized gain (loss) on investments	826,043	(1,338,937)	472,238	(324,421)	1,635,045	(2,766,102)	2,098,032	(4,212,956)
Reinvested capital gains	83,925	44,225	822	2,005	339,649	177,920	642,236	425,788

Net increase (decrease) in contract owners’ equity resulting from operations	734,733	(1,260,159)	297,317	(293,064)	1,618,088	(2,497,042)	1,748,198	(3,787,242)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	417,287	427,926	223,586	170,409	504,914	462,002	658,595	673,379
Transfers between funds	174,388	442,407	237,659	683,675	373,988	1,024,717	172,806	2,070,284
Surrenders (note 6)	(211,363)	(30,944)	(287,364)	(337,813)	(392,917)	(294,613)	(329,491)	(471,019)
Death benefits (note 4)	-	(1,471)	(45,571)	(1,457)	(296)	(43,825)	(5,016)	-
Net policy repayments (loans) (note 5)	(15,389)	(17,227)	(7,708)	(24,892)	(402)	(34,640)	(14,180)	(53,226)
Deductions for surrender charges (note 2d)	(3,158)	(2,456)	(10,873)	(12,238)	(11,024)	(7,365)	(11,601)	(12,627)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(254,828)	(241,638)	(151,037)	(115,271)	(238,358)	(235,827)	(292,525)	(291,463)
Asset charges (note 3):
FPVUL & VEL contracts	(11,424)	(11,821)	(8,608)	(7,895)	(14,749)	(16,120)	(17,865)	(21,059)
MSP contracts	(3,575)	(4,167)	(915)	(988)	(1,100)	(993)	(1,260)	(1,050)
SL contracts or LSFP contracts	(2,443)	(2,579)	(2,247)	(1,949)	(3,145)	(4,233)	(5,533)	(6,612)
Adjustments to maintain reserves	49	(334)	78	(192)	40	(374)	(76)	(387)

Net equity transactions	89,544	557,696	(53,000)	351,389	216,951	848,729	153,854	1,886,220

Net change in contract owners’ equity	824,277	(702,463)	244,317	58,325	1,835,039	(1,648,313)	1,902,052	(1,901,022)
Contract owners’ equity beginning of period	3,108,938	3,811,401	2,479,742	2,421,417	3,947,846	5,596,159	5,184,740	7,085,762

Contract owners’ equity end of period	$3,933,215	3,108,938	2,724,059	2,479,742	5,782,885	3,947,846	7,086,792	5,184,740

CHANGES IN UNITS:
Beginning units	395,090	340,142	253,508	223,108	518,855	451,322	801,346	610,966
Units purchased	64,077	95,603	55,238	84,892	105,029	129,180	99,059	280,096
Units redeemed	(54,156)	(40,655)	(60,429)	(54,492)	(87,152)	(61,647)	(111,163)	(89,716)

Ending units	405,011	395,090	248,317	253,508	536,732	518,855	789,242	801,346

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	GVAGI2		HIBF		HIBF3		GEM
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$-	39,487	1,774,184	1,742,986	981,264	681,184	261,334	357,336
Realized gain (loss) on investments	(294,455)	(77,592)	(2,015,466)	(1,523,883)	(1,275,133)	(1,172,106)	(10,300,909)	(251,665)
Change in unrealized gain (loss) on investments	744,397	(689,449)	7,106,133	(6,224,368)	3,979,738	(1,576,546)	21,638,633	(36,615,968)
Reinvested capital gains	47,807	529	-	-	-	-	-	8,032,732

Net increase (decrease) in contract owners’ equity resulting from operations	497,749	(727,025)	6,864,851	(6,005,265)	3,685,869	(2,067,468)	11,599,058	(28,477,565)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	286,427	115,482	1,211,131	1,542,758	1,100,053	843,452	1,016,503	1,399,023
Transfers between funds	339,677	1,223,549	(619,286)	(2,315,421)	2,117,915	(7,516,602)	(1,066,354)	(3,786,944)
Surrenders (note 6)	(103,274)	(17,353)	(958,302)	(605,538)	(373,588)	(458,680)	(1,299,231)	(2,068,596)
Death benefits (note 4)	(28,910)	(714)	(16,042)	(103,419)	(11,357)	(10,342)	(74,865)	(79,242)
Net policy repayments (loans) (note 5)	(3,760)	(33,442)	(44,517)	(80,984)	(39,857)	(50,003)	359,012	(187,449)
Deductions for surrender charges (note 2d)	(2,545)	(1,922)	(17,868)	(13,132)	(14,439)	(15,507)	(9,022)	(20,263)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(81,550)	(62,322)	(466,772)	(442,939)	(559,369)	(407,747)	(502,866)	(636,295)
Asset charges (note 3):
FPVUL & VEL contracts	(5,428)	(4,699)	(14,717)	(18,152)	(32,343)	(27,425)	(10,319)	(17,800)
MSP contracts	(723)	(677)	(836)	(1,111)	(490)	(416)	(569)	(995)
SL contracts or LSFP contracts	(989)	(744)	(1,770)	(2,817)	(4,373)	(4,334)	(631)	(1,582)
Adjustments to maintain reserves	50	(136)	305	(1,005)	60	(212)	10	15,550

Net equity transactions	398,974	1,217,022	(928,674)	(2,041,760)	2,182,212	(7,647,816)	(1,588,333)	(5,384,593)

Net change in contract owners’ equity	896,723	489,997	5,936,177	(8,047,025)	5,868,081	(9,715,284)	10,010,725	(33,862,158)
Contract owners’ equity beginning of period	1,427,472	937,475	15,242,239	23,289,264	6,122,292	15,837,576	18,499,477	52,361,635

Contract owners’ equity end of period	$2,324,195	1,427,472	21,178,416	15,242,239	11,990,373	6,122,292	28,510,202	18,499,477

CHANGES IN UNITS:
Beginning units	232,982	94,768	1,266,632	1,391,470	707,956	1,316,814	1,209,140	1,441,496
Units purchased	95,171	158,192	127,682	413,149	344,819	132,968	220,942	165,155
Units redeemed	(37,895)	(19,978)	(203,052)	(537,987)	(103,614)	(741,826)	(290,352)	(397,511)

Ending units	290,258	232,982	1,191,262	1,266,632	949,161	707,956	1,139,730	1,209,140

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	GEM3		GVGU1		GIG		GIG3
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$148,491	199,623	106,408	134,523	55,220	125,409	3,333	1,697
Realized gain (loss) on investments	(1,938,071)	871,367	(932,336)	(471,670)	(4,204,394)	351,355	(8,426)	(25,923)
Change in unrealized gain (loss) on investments	7,575,496	(17,624,735)	1,013,356	(1,543,783)	5,470,605	(6,955,844)	469,935	(75,860)
Reinvested capital gains	-	3,501,526	-	56,626	-	1,330,793	-	24,894

Net increase (decrease) in contract owners’ equity resulting from operations	5,785,916	(13,052,219)	187,428	(1,824,304)	1,321,431	(5,148,287)	464,842	(75,192)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,295,101	1,603,349	126,300	281,860	329,073	591,618	84,849	44,198
Transfers between funds	122,614	(2,562,510)	(237,147)	(1,063,064)	(1,575,185)	(1,235,463)	3,291,333	214,521
Surrenders (note 6)	(544,992)	(869,785)	(192,221)	(245,241)	(353,341)	(422,321)	(161,849)	(44,286)
Death benefits (note 4)	(3,736)	(21,966)	(26,184)	(2,180)	(337)	(43,904)	(2,468)	-
Net policy repayments (loans) (note 5)	(87,448)	(83,652)	(62,636)	(23,769)	(101,201)	(50,011)	(37,112)	-
Deductions for surrender charges (note 2d)	(49,407)	(45,052)	(4,338)	(9,136)	(4,438)	(7,581)	(8,466)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(588,338)	(713,914)	(115,873)	(140,191)	(159,684)	(217,650)	(68,246)	(2,037)
Asset charges (note 3):
FPVUL & VEL contracts	(34,293)	(48,926)	(6,010)	(9,331)	(9,992)	(16,478)	(5,340)	(146)
MSP contracts	(3,601)	(2,123)	(398)	(613)	(309)	(428)	(288)	(1)
SL contracts or LSFP contracts	(8,157)	(10,895)	(370)	(968)	(1,770)	(5,545)	(502)	(205)
Adjustments to maintain reserves	(1,631)	(471)	167	(321)	131	(233)	(493)	(17)

Net equity transactions	96,113	(2,755,945)	(518,710)	(1,212,954)	(1,877,053)	(1,407,996)	3,091,418	212,027

Net change in contract owners’ equity	5,882,029	(15,808,164)	(331,282)	(3,037,258)	(555,622)	(6,556,283)	3,556,260	136,835
Contract owners’ equity beginning of period	9,077,351	24,885,515	3,120,697	6,157,955	6,023,795	12,580,078	136,835	-

Contract owners’ equity end of period	$14,959,380	9,077,351	2,789,415	3,120,697	5,468,173	6,023,795	3,693,095	136,835

CHANGES IN UNITS:
Beginning units	811,502	938,196	189,353	250,190	656,884	738,650	24,803	-
Units purchased	110,151	120,082	17,300	20,578	62,657	113,143	533,829	25,218
Units redeemed	(103,624)	(246,776)	(49,686)	(81,415)	(258,890)	(194,909)	(42,392)	(415)

Ending units	818,029	811,502	156,967	189,353	460,651	656,884	516,240	24,803

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NVIE6		GEF		GEF3		NVNMO1
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$498	566	36,162	38,350	64	-	10,318	-
Realized gain (loss) on investments	(24,066)	(3,304)	(329,610)	410,146	63	-	104,269	(7,738)
Change in unrealized gain (loss) on investments	83,896	(30,880)	1,154,975	(4,484,104)	424	-	1,500,363	(168)
Reinvested capital gains	-	7,996	-	1,004,518	-	-	32,649	-

Net increase (decrease) in contract owners’ equity resulting from operations	60,328	(25,622)	861,527	(3,031,090)	551	-	1,647,599	(7,906)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	38,549	24	269,031	279,793	-	-	433,356	140
Transfers between funds	381,123	63,441	(125,089)	(1,083,159)	14,487	-	13,880,272	8,983
Surrenders (note 6)	(631)	(80)	(206,567)	(222,560)	-	-	(442,410)	-
Death benefits (note 4)	-	-	(11,151)	(27,808)	-	-	(2,899)	-
Net policy repayments (loans) (note 5)	(380)	-	8,254	(33,823)	-	-	(58,007)	-
Deductions for surrender charges (note 2d)	(753)	-	(4,117)	(8,857)	-	-	(6,069)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(10,371)	(639)	(193,558)	(239,569)	(449)	-	(314,834)	(251)
Asset charges (note 3):
FPVUL & VEL contracts	(420)	(10)	(11,278)	(15,963)	(16)	-	(21,615)	(23)
MSP contracts	-	-	(338)	(488)	-	-	(574)	-
SL contracts or LSFP contracts	(561)	(94)	(1,175)	(1,874)	-	-	(2,301)	-
Adjustments to maintain reserves	11	(12)	117	(286)	5	-	(323)	(10)

Net equity transactions	406,568	62,630	(275,871)	(1,354,594)	14,027	-	13,464,597	8,839

Net change in contract owners’ equity	466,896	37,008	585,656	(4,385,684)	14,578	-	15,112,196	933
Contract owners’ equity beginning of period	37,008	-	3,333,416	7,719,100	-	-	933	-

Contract owners’ equity end of period	$503,904	37,008	3,919,072	3,333,416	14,578	-	15,113,129	933

CHANGES IN UNITS:
Beginning units	6,719	-	285,138	374,384	-	-	180	-
Units purchased	65,951	6,830	44,545	18,123	1,124	-	2,012,080	216
Units redeemed	(1,998)	(111)	(62,044)	(107,369)	(37)	-	(105,726)	(36)

Ending units	70,672	6,719	267,639	285,138	1,087	-	1,906,534	180

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NVNSR1		NVCRA1		NVCRB1		NVCCA1
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$300	108	3,137	8,583	14,685	4,809	18,627	5,387
Realized gain (loss) on investments	(9,127)	(212)	(89,222)	(149,177)	(15,424)	(6,945)	(14,153)	(11,855)
Change in unrealized gain (loss) on investments	31,839	(12,894)	177,395	(104,586)	138,862	(22,948)	246,582	(126,362)
Reinvested capital gains	-	-	79	6,286	-	2,502	-	4,934

Net increase (decrease) in contract owners’ equity resulting from operations	23,012	(12,998)	91,389	(238,894)	138,123	(22,582)	251,056	(127,896)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	77,711	2,268	70,724	15,734	54,743	11,963	216,138	33,781
Transfers between funds	52,118	42,336	(58,588)	525,197	206,940	553,058	639,089	629,911
Surrenders (note 6)	-	-	(5,318)	-	(12,629)	(5,957)	(10,056)	(5,398)
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(2,642)	-	(1,351)	(6,995)	144	(7,500)	(79)	979
Deductions for surrender charges (note 2d)	-	-	-	-	(1,564)	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(2,766)	(449)	(21,276)	(12,287)	(35,947)	(7,426)	(51,183)	(14,737)
Asset charges (note 3):
FPVUL & VEL contracts	(60)	(23)	(1,232)	(693)	(2,166)	(394)	(2,877)	(705)
MSP contracts	-	-	(10)	(4)	(622)	(136)	(173)	-
SL contracts or LSFP contracts	(182)	(1)	(236)	(338)	(546)	(52)	(526)	(98)
Adjustments to maintain reserves	15	(12)	30	(31)	29	(29)	25	(22)

Net equity transactions	124,194	44,119	(17,257)	520,583	208,383	543,527	790,358	643,711

Net change in contract owners’ equity	147,206	31,121	74,132	281,689	346,506	520,945	1,041,414	515,815
Contract owners’ equity beginning of period	31,121	-	281,689	-	520,945	-	515,815	-

Contract owners’ equity end of period	$178,327	31,121	355,821	281,689	867,451	520,945	1,557,229	515,815

CHANGES IN UNITS:
Beginning units	5,037	-	43,904	-	65,101	-	71,014	-
Units purchased	21,928	5,105	18,966	46,904	31,784	67,066	108,865	73,124
Units redeemed	(5,022)	(68)	(20,052)	(3,000)	(6,462)	(1,965)	(7,333)	(2,110)

Ending units	21,943	5,037	42,818	43,904	90,423	65,101	172,546	71,014

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NVCCN1		NVCMD1		NVCMA1		NVCMC1
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$23,286	3,653	32,429	7,925	36,889	16,044	12,101	2,407
Realized gain (loss) on investments	11,717	(26,718)	(17,203)	(38,022)	(228,372)	(63,212)	(454)	(1,558)
Change in unrealized gain (loss) on investments	102,299	(15,304)	350,508	(84,562)	786,425	(340,993)	75,372	3,794
Reinvested capital gains	1,717	516	118	4,218	1,157	17,352	387	840

Net increase (decrease) in contract owners’ equity resulting from operations	139,019	(37,853)	365,852	(110,441)	596,099	(370,809)	87,406	5,483

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	37,034	10,172	213,261	188,465	473,349	49,267	36,982	4,548
Transfers between funds	559,841	314,970	1,142,296	700,762	811,650	1,894,471	287,927	284,050
Surrenders (note 6)	(634)	-	(45,459)	(134,828)	(70,716)	-	(3,829)	-
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(54,901)	23,093	770	100	(205,572)	(2,370)	3,018	(3,747)
Deductions for surrender charges (note 2d)	-	-	(1,317)	-	(2,110)	-	(1,315)	(4,593)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(53,581)	(9,396)	(55,287)	(8,638)	(113,766)	(24,253)	(37,482)	(2,141)
Asset charges (note 3):
FPVUL & VEL contracts	(3,277)	(731)	(4,140)	(826)	(7,889)	(2,393)	(1,072)	(140)
MSP contracts	(891)	-	(414)	(68)	(2,175)	(861)	(1,279)	(140)
SL contracts or LSFP contracts	(43)	-	(2,047)	(52)	(1,267)	(144)	(169)	(8)
Adjustments to maintain reserves	20	(21)	34	(35)	34	(33)	30	(4)

Net equity transactions	483,568	338,087	1,247,696	744,880	881,539	1,913,684	282,811	277,825

Net change in contract owners’ equity	622,587	300,234	1,613,548	634,439	1,477,638	1,542,875	370,217	283,308
Contract owners’ equity beginning of period	300,234	-	634,439	-	1,542,875	-	283,308	-

Contract owners’ equity end of period	$922,821	300,234	2,247,987	634,439	3,020,513	1,542,875	653,525	283,308

CHANGES IN UNITS:
Beginning units	32,838	-	83,184	-	223,705	-	33,824	-
Units purchased	68,059	33,956	171,060	84,626	178,283	227,730	37,144	35,201
Units redeemed	(11,749)	(1,118)	(12,661)	(1,442)	(56,301)	(4,025)	(4,641)	(1,377)

Ending units	89,148	32,838	241,583	83,184	345,687	223,705	66,327	33,824

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NVCBD1		NVLCP1		TRF		GVGF1
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$16,101	3,407	10,487	1,613	3,345,442	4,803,593	21,040	57,795
Realized gain (loss) on investments	24,773	(1,752)	21,401	(234)	(1,042,850)	1,356,893	(1,389,231)	(1,471,698)
Change in unrealized gain (loss) on investments	3,669	2,744	9,164	4,089	61,992,768	(245,372,431)	1,963,916	(463,964)
Reinvested capital gains	3,009	-	4,977	-	-	59,388,629	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	47,552	4,399	46,029	5,468	64,295,360	(179,823,316)	595,725	(1,877,867)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	88,571	1,178	126	230	3,727,417	4,070,480	92,356	142,360
Transfers between funds	377,679	208,321	99,386	130,414	523,446	(743,427)	(137,563)	(830,954)
Surrenders (note 6)	(58,737)	-	(27,433)	-	(2,189,741)	(2,688,496)	(50,148)	(117,660)
Death benefits (note 4)	-	-	-	-	(420,554)	(778,607)	(20,078)	(26,781)
Net policy repayments (loans) (note 5)	(23,576)	(570)	11,084	-	(117,156)	(345,571)	(16,452)	(2,571)
Deductions for surrender charges (note 2d)	(1,858)	-	(495)	-	(48,979)	(102,267)	(2,234)	(8,479)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(30,317)	(2,552)	(9,267)	(1,297)	(5,027,515)	(4,997,680)	(77,810)	(113,837)
Asset charges (note 3):
FPVUL & VEL contracts	(1,765)	(148)	(793)	(70)	(119,935)	(165,533)	(3,434)	(4,681)
MSP contracts	(92)	-	-	-	(7,094)	(11,079)	-	-
SL contracts or LSFP contracts	(523)	(11)	(44)	-	(10,207)	(13,636)	(775)	(1,186)
Adjustments to maintain reserves	16	(18)	10	(12)	(78)	(4,482)	83	(129)

Net equity transactions	349,398	206,200	72,574	129,265	(3,690,396)	(5,780,298)	(216,055)	(963,918)

Net change in contract owners’ equity	396,950	210,599	118,603	134,733	60,604,964	(185,603,614)	379,670	(2,841,785)
Contract owners’ equity beginning of period	210,599	-	134,733	-	250,323,819	435,927,433	1,803,575	4,645,360

Contract owners’ equity end of period	$607,549	210,599	253,336	134,733	310,928,783	250,323,819	2,183,245	1,803,575

CHANGES IN UNITS:
Beginning units	21,176	-	13,545	-	30,738,481	31,215,436	171,955	237,888
Units purchased	48,659	21,515	13,349	13,689	503,102	357,645	20,168	25,052
Units redeemed	(13,678)	(339)	(5,056)	(144)	(905,915)	(834,600)	(34,052)	(90,985)

Ending units	56,157	21,176	21,838	13,545	30,335,668	30,738,481	158,071	171,955

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	GBF		CAF		GVGH1		GVGHS
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$3,978,157	4,891,347	67,503	41,011	4,802	4,641	6,852	7,181
Realized gain (loss) on investments	947,871	(390,883)	258,366	126,935	(266,588)	(30,467)	(339,358)	(133,555)
Change in unrealized gain (loss) on investments	(3,501,589)	4,017,269	3,518,953	(7,585,727)	738,864	(1,118,755)	735,726	(952,956)
Reinvested capital gains	1,702,702	-	-	-	-	230,802	-	250,351

Net increase (decrease) in contract owners’ equity resulting from operations	3,127,141	8,517,733	3,844,822	(7,417,781)	477,078	(913,779)	403,220	(828,979)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	5,672,055	7,697,431	1,487,344	1,714,602	30,016	35,192	252,753	330,123
Transfers between funds	(9,936,785)	24,527,320	631,555	(261,433)	19,335	(1,029,342)	(110,789)	610,583
Surrenders (note 6)	(7,206,573)	(8,332,389)	(829,196)	(902,395)	(93,144)	(72,454)	(230,113)	(289,350)
Death benefits (note 4)	(278,522)	(295,169)	(44,790)	(39,801)	(2,710)	(5,587)	(29,050)	-
Net policy repayments (loans) (note 5)	(1,340,648)	(865,916)	(53,927)	(156,340)	(34,844)	(25,011)	(101,611)	111,163
Deductions for surrender charges (note 2d)	(102,837)	(112,385)	(6,668)	(24,712)	(2,027)	(3,649)	(7,864)	(6,977)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(3,962,145)	(3,220,456)	(1,126,311)	(1,111,786)	(91,239)	(74,760)	(124,256)	(111,452)
Asset charges (note 3):
FPVUL & VEL contracts	(132,950)	(126,343)	(50,637)	(62,541)	(2,951)	(4,036)	(8,145)	(8,538)
MSP contracts	(10,008)	(10,744)	(1,462)	(1,813)	(150)	(187)	(99)	(65)
SL contracts or LSFP contracts	(44,660)	(54,621)	(4,184)	(6,353)	(666)	(1,039)	(1,401)	(1,426)
Adjustments to maintain reserves	600	19,268	57	(338)	(321)	(1,418)	85	(193)

Net equity transactions	(17,342,473)	19,225,996	1,782	(852,910)	(178,701)	(1,182,291)	(360,490)	633,868

Net change in contract owners’ equity	(14,215,332)	27,743,729	3,846,604	(8,270,691)	298,377	(2,096,070)	42,730	(195,111)
Contract owners’ equity beginning of period	129,444,984	101,701,255	11,313,189	19,583,880	2,590,081	4,686,151	2,437,529	2,632,640

Contract owners’ equity end of period	$115,229,652	129,444,984	15,159,793	11,313,189	2,888,458	2,590,081	2,480,259	2,437,529

CHANGES IN UNITS:
Beginning units	7,781,878	6,570,388	1,919,769	2,036,724	225,000	304,564	260,983	210,752
Units purchased	518,251	2,122,142	426,516	255,721	17,451	57,269	30,079	80,217
Units redeemed	(1,465,237)	(910,652)	(375,084)	(372,676)	(31,517)	(136,833)	(68,114)	(29,986)

Ending units	6,834,892	7,781,878	1,971,201	1,919,769	210,934	225,000	222,948	260,983

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	GVIX2		GVIX6		GVIDA		NVDBL2
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$28,220	18,928	11,544	13,096	236,550	599,619	135	-
Realized gain (loss) on investments	(315,049)	(203,996)	(260,909)	(34,287)	(2,064,061)	(697,871)	19	-
Change in unrealized gain (loss) on investments	632,696	(339,766)	311,663	(362,215)	6,579,751	(18,129,999)	113	-
Reinvested capital gains	-	1,405	-	1,033	1,352,345	5,187,862	155	-

Net increase (decrease) in contract owners’ equity resulting from operations	345,867	(523,429)	62,298	(382,373)	6,104,585	(13,040,389)	422	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	646,085	103,003	54,056	94,436	3,421,525	4,061,628	15,052	-
Transfers between funds	2,062,529	(55,449)	53,829	211,758	(813,824)	(935,195)	6,878	-
Surrenders (note 6)	(15,763)	(1,061,320)	(47,359)	(11,568)	(1,229,667)	(1,269,009)	-	-
Death benefits (note 4)	(384)	-	-	-	(30,110)	(14,150)	-	-
Net policy repayments (loans) (note 5)	-	-	(7,093)	(17,200)	(171,112)	(252,946)	-	-
Deductions for surrender charges (note 2d)	-	-	(222)	(53)	(130,322)	(190,612)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(20,798)	(29,625)	(30,805)	(42,428)	(1,376,485)	(1,503,074)	(403)	-
Asset charges (note 3):
FPVUL & VEL contracts	(259)	-	(1,127)	(1,453)	(63,464)	(79,423)	(31)	-
MSP contracts	-	-	(123)	(389)	(6,332)	(6,184)	-	-
SL contracts or LSFP contracts	-	-	(586)	(724)	(5,513)	(5,776)	-	-
Adjustments to maintain reserves	12	(75)	59	(152)	410	(818)	1	-

Net equity transactions	2,671,422	(1,043,466)	20,629	232,227	(404,895)	(195,559)	21,497	-

Net change in contract owners’ equity	3,017,289	(1,566,895)	82,927	(150,146)	5,699,690	(13,235,948)	21,919	-
Contract owners’ equity beginning of period	655,696	2,222,591	491,213	641,359	21,851,772	35,087,720	-	-

Contract owners’ equity end of period	$3,672,985	655,696	574,140	491,213	27,551,462	21,851,772	21,919	-

CHANGES IN UNITS:
Beginning units	114,389	219,734	71,845	53,368	2,076,728	2,105,240	-	-
Units purchased	405,170	29,148	8,895	34,188	364,953	406,529	1,921	-
Units redeemed	(21,010)	(134,493)	(15,450)	(15,711)	(382,564)	(435,041)	(38)	-

Ending units	498,549	114,389	65,290	71,845	2,059,117	2,076,728	1,883	-

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NVDCA2		GVIDC		GVIDM		GVDMA
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$814	-	286,883	668,295	1,014,977	1,853,394	805,174	1,899,537
Realized gain (loss) on investments	(97)	-	(1,906,856)	(179,388)	(2,373,635)	98,527	(2,858,759)	(605,320)
Change in unrealized gain (loss) on investments	2,401	-	2,658,897	(2,270,607)	12,852,063	(24,869,374)	13,647,980	(37,181,566)
Reinvested capital gains	650	-	94,127	451,853	1,648,516	5,784,847	2,700,488	8,097,876

Net increase (decrease) in contract owners’ equity resulting from operations	3,768	-	1,133,051	(1,329,847)	13,141,921	(17,132,606)	14,294,883	(27,789,473)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	6,132	-	1,200,182	845,699	7,127,276	7,885,090	9,615,571	11,441,272
Transfers between funds	116,102	-	(11,116,062)	12,150,512	12,787,935	2,033,029	(1,802,843)	166,766
Surrenders (note 6)	-	-	(604,928)	(317,058)	(4,408,689)	(4,171,435)	(4,307,477)	(2,748,548)
Death benefits (note 4)	-	-	(89,265)	(10,704)	(689,935)	(176,294)	(58,020)	(18,757)
Net policy repayments (loans) (note 5)	-	-	(15,355)	(50,732)	(179,572)	(767,488)	(743,018)	(800,048)
Deductions for surrender charges (note 2d)	-	-	(17,463)	(18,675)	(18,289)	(388,688)	(382,509)	(322,644)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,073)	-	(745,672)	(642,562)	(3,752,452)	(3,420,054)	(3,967,017)	(4,201,771)
Asset charges (note 3):
FPVUL & VEL contracts	(136)	-	(27,669)	(23,066)	(177,399)	(176,935)	(217,788)	(262,265)
MSP contracts	-	-	(6,503)	(7,647)	(32,958)	(36,103)	(17,170)	(19,906)
SL contracts or LSFP contracts	-	-	(5,269)	(5,054)	(28,834)	(25,901)	(29,869)	(36,153)
Adjustments to maintain reserves	(2)	-	226	(639)	194	(561)	2,841	(441)

Net equity transactions	121,023	-	(11,427,777)	11,920,074	10,627,277	754,660	(1,907,299)	3,197,505

Net change in contract owners’ equity	124,791	-	(10,294,726)	10,590,227	23,769,198	(16,377,946)	12,387,584	(24,591,968)
Contract owners’ equity beginning of period	-	-	25,234,721	14,644,494	56,973,628	73,351,574	60,599,022	85,190,990

Contract owners’ equity end of period	$124,791	-	14,939,995	25,234,721	80,742,826	56,973,628	72,986,606	60,599,022

CHANGES IN UNITS:
Beginning units	-	-	2,076,535	1,124,346	4,997,828	4,941,260	5,511,580	5,315,958
Units purchased	10,328	-	253,841	1,089,358	1,791,447	1,134,396	889,744	1,145,968
Units redeemed	(103)	-	(1,213,716)	(137,169)	(840,060)	(1,077,828)	(1,063,008)	(950,346)

Ending units	10,225	-	1,116,660	2,076,535	5,949,215	4,997,828	5,338,316	5,511,580

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	GVDMC		GVUS1		MCIF		SAM
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$295,619	792,538	7,607	12,832	362,816	694,248	35,553	2,574,603
Realized gain (loss) on investments	(1,269,197)	(1,143,453)	(754,822)	(249,100)	(5,522,677)	143,798	-	-
Change in unrealized gain (loss) on investments	3,097,306	(4,816,383)	1,037,888	(895,663)	17,238,205	(29,419,372)	-	-
Reinvested capital gains	274,021	959,038	-	-	1,328,431	3,794,309	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,397,749	(4,208,260)	290,673	(1,131,931)	13,406,775	(24,787,017)	35,553	2,574,603

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,548,291	4,900,897	40,422	57,554	3,385,036	4,733,840	13,320,686	29,939,833
Transfers between funds	(472,912)	(17,121,796)	(180,682)	(221,220)	(3,024,145)	(6,359,556)	15,786,585	19,728,779
Surrenders (note 6)	(1,164,612)	(603,425)	(54,298)	(147,365)	(3,404,487)	(6,808,352)	(41,246,434)	(28,701,969)
Death benefits (note 4)	(73,371)	(13,524)	(72)	(165)	(91,735)	(101,899)	(684,404)	(783,164)
Net policy repayments (loans) (note 5)	(38,536)	(215,508)	1,563	12,696	1,362,415	(276,542)	(37,415)	(2,357,126)
Deductions for surrender charges (note 2d)	(24,310)	(25,774)	(5,830)	(3,198)	(49,758)	(90,842)	(983,194)	(707,143)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(864,754)	(1,049,986)	(35,932)	(43,175)	(1,592,471)	(1,757,256)	(8,035,920)	(7,543,989)
Asset charges (note 3):
FPVUL & VEL contracts	(39,664)	(43,260)	(1,853)	(3,105)	(74,465)	(96,141)	(399,187)	(399,813)
MSP contracts	(16,950)	(17,084)	-	-	(1,784)	(1,958)	(28,447)	(31,654)
SL contracts or LSFP contracts	(9,733)	(9,954)	(422)	(779)	(13,234)	(20,299)	(90,812)	(105,490)
Adjustments to maintain reserves	178	(959)	39	(167)	2,492	2,900	2,324	(887)

Net equity transactions	(1,156,373)	(14,200,373)	(237,064)	(348,924)	(3,502,136)	(10,776,105)	(22,396,218)	9,037,377

Net change in contract owners’ equity	1,241,376	(18,408,633)	53,609	(1,480,855)	9,904,639	(35,563,122)	(22,360,665)	11,611,980
Contract owners’ equity beginning of period	17,156,045	35,564,678	990,303	2,471,158	40,584,184	76,147,306	133,848,991	122,237,011

Contract owners’ equity end of period	$18,397,421	17,156,045	1,043,912	990,303	50,488,823	40,584,184	111,488,326	133,848,991

CHANGES IN UNITS:
Beginning units	1,437,268	2,554,760	110,239	137,750	2,837,215	3,397,782	9,487,421	8,863,336
Units purchased	225,095	620,805	5,672	17,190	349,791	483,944	2,036,219	4,725,029
Units redeemed	(315,678)	(1,738,297)	(28,967)	(44,701)	(559,827)	(1,044,511)	(3,622,618)	(4,100,944)

Ending units	1,346,685	1,437,268	86,944	110,239	2,627,179	2,837,215	7,901,022	9,487,421

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	SAM5		NVMIG3		GVDIVI		GVDIV3
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$(543,038)	6,819,754	54,487	7	20,448	28,833	107,135	128,039
Realized gain (loss) on investments	-	-	69,102	(3,454)	(168,939)	(76,550)	(1,214,689)	(157,651)
Change in unrealized gain (loss) on investments	-	-	2,136,753	(2,935)	402,617	(1,132,458)	2,465,427	(5,223,038)
Reinvested capital gains	-	-	-	-	-	240,731	-	1,087,474

Net increase (decrease) in contract owners’ equity resulting from operations	(543,038)	6,819,754	2,260,342	(6,382)	254,126	(939,444)	1,357,873	(4,165,176)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	60,789,909	77,654,445	507,330	10,640	75	216	548,080	780,491
Transfers between funds	(10,495,762)	(14,992,644)	16,234,491	3,578	(38,052)	(111,859)	(440,786)	(399,069)
Surrenders (note 6)	(110,603,433)	(25,597,209)	(509,590)	-	(41,249)	(89,054)	(392,314)	(461,394)
Death benefits (note 4)	(982,442)	(351,728)	(3,733)	-	(698)	-	(37,159)	-
Net policy repayments (loans) (note 5)	(5,626,865)	(11,219,758)	(86,166)	(209)	(29,156)	(18,779)	(30,929)	(66,631)
Deductions for surrender charges (note 2d)	-	-	(6,962)	-	(4,206)	(6,815)	(19,706)	(22,189)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(6,939,336)	(5,616,989)	(399,291)	(780)	(45,322)	(65,626)	(284,564)	(329,351)
Asset charges (note 3):
FPVUL & VEL contracts	(10,198)	-	(26,192)	(12)	(3,187)	(5,356)	(18,574)	(24,696)
MSP contracts	-	-	(833)	(4)	(134)	(221)	(186)	(308)
SL contracts or LSFP contracts	-	-	(3,533)	(14)	(508)	(993)	(2,985)	(4,175)
Adjustments to maintain reserves	714	(12,128)	19	(20)	87	(221)	(317)	(228)

Net equity transactions	(73,867,413)	19,863,989	15,705,541	13,179	(162,350)	(298,708)	(679,441)	(527,550)

Net change in contract owners’ equity	(74,410,451)	26,683,743	17,965,883	6,797	91,776	(1,238,152)	678,432	(4,692,726)
Contract owners’ equity beginning of period	372,633,606	345,949,863	6,797	-	987,477	2,225,629	4,933,753	9,626,479

Contract owners’ equity end of period	$298,223,155	372,633,606	17,972,680	6,797	1,079,253	987,477	5,612,185	4,933,753

CHANGES IN UNITS:
Beginning units	32,217,849	30,492,136	1,107	-	77,496	93,770	635,373	665,320
Units purchased	9,639,717	10,305,999	2,274,283	2,222	7	-	70,443	91,296
Units redeemed	(16,074,999)	(8,580,286)	(130,450)	(1,115)	(12,278)	(16,274)	(149,171)	(121,243)

Ending units	25,782,567	32,217,849	2,144,940	1,107	65,225	77,496	556,645	635,373

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NVMLG1		NVMLV1		NVMMG1		NVMMV1
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$7,951	51	20,167	1,065	(491)	(58)	(3)	11
Realized gain (loss) on investments	31,265	(2,528)	(6,313)	(2,654)	302,640	(32,124)	(1,298)	-
Change in unrealized gain (loss) on investments	260,488	(7,223)	348,841	(9,985)	4,194,989	(1,417)	(81)	81
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	299,704	(9,700)	362,695	(11,574)	4,497,138	(33,599)	(1,382)	92

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	130,936	19,876	146,552	12,274	1,305,582	63,943	8,306	1,219
Transfers between funds	2,042,576	6,749	3,293,501	241,887	28,236,353	711	(9,194)	1,115
Surrenders (note 6)	(47,225)	-	(235,851)	-	(1,192,048)	(27,035)	-	-
Death benefits (note 4)	-	-	(10,425)	-	(9,723)	-	-	-
Net policy repayments (loans) (note 5)	(11,125)	(709)	31,830	(484)	(60,331)	-	-	-
Deductions for surrender charges (note 2d)	(3,342)	-	(23,322)	-	(54,604)	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(61,197)	(790)	(86,407)	(1,816)	(869,041)	(982)	(156)	-
Asset charges (note 3):
FPVUL & VEL contracts	(3,488)	(31)	(5,902)	(43)	(52,065)	(20)	-	-
MSP contracts	(91)	-	(105)	-	(1,028)	-	-	-
SL contracts or LSFP contracts	(513)	(8)	(663)	(82)	(7,128)	(8)	-	-
Adjustments to maintain reserves	5	(4)	15	(17)	(1,175)	(8)	5	(5)

Net equity transactions	2,046,536	25,083	3,109,223	251,719	27,294,792	36,601	(1,039)	2,329

Net change in contract owners’ equity	2,346,240	15,383	3,471,918	240,145	31,791,930	3,002	(2,421)	2,421
Contract owners’ equity beginning of period	15,383	-	240,145	-	3,002	-	2,421	-

Contract owners’ equity end of period	$2,361,623	15,383	3,712,063	240,145	31,794,932	3,002	-	2,421

CHANGES IN UNITS:
Beginning units	2,417	-	37,776	-	478	-	358	-
Units purchased	300,423	4,652	472,587	39,465	4,320,422	1,035	1,366	359
Units redeemed	(16,921)	(2,235)	(52,714)	(1,689)	(337,838)	(557)	(1,724)	(1)

Ending units	285,919	2,417	457,649	37,776	3,983,062	478	-	358

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NVMMV2		SCGF		SCVF		SCF
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$51,381	49	(7,445)	(13,425)	161,893	488,505	81,840	554,177
Realized gain (loss) on investments	79,482	(856)	(1,258,724)	(1,140,207)	(4,761,068)	(6,624,860)	(13,079,026)	(5,426,956)
Change in unrealized gain (loss) on investments	1,177,622	(160)	3,866,242	(9,003,247)	12,393,594	(10,935,610)	30,488,109	(45,734,209)
Reinvested capital gains	-	-	-	-	-	-	-	15,926,545

Net increase (decrease) in contract owners’ equity resulting from operations	1,308,485	(967)	2,600,073	(10,156,879)	7,794,419	(17,071,965)	17,490,923	(34,680,443)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	289,239	3,440	1,212,314	1,553,738	2,584,925	3,305,026	3,863,358	5,521,541
Transfers between funds	10,449,995	3,967	(1,054,901)	(2,396,104)	(2,566,414)	(12,110,612)	(4,407,046)	(5,569,853)
Surrenders (note 6)	(187,446)	(743)	(927,758)	(658,214)	(2,633,904)	(2,993,883)	(2,465,530)	(4,451,955)
Death benefits (note 4)	(4,506)	-	(16,523)	(30,157)	(31,905)	(164,811)	(107,042)	(163,695)
Net policy repayments (loans) (note 5)	(117,765)	-	44,836	(170,596)	(52,053)	(304,393)	(410,010)	(686,477)
Deductions for surrender charges (note 2d)	(4,479)	-	(26,320)	(46,082)	(73,495)	(106,801)	(64,032)	(92,000)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(224,981)	(168)	(545,165)	(634,278)	(1,610,014)	(1,847,814)	(2,147,096)	(2,417,473)
Asset charges (note 3):
FPVUL & VEL contracts	(15,697)	(6)	(27,664)	(36,367)	(88,063)	(117,889)	(95,110)	(124,091)
MSP contracts	(375)	-	(632)	(859)	(2,405)	(3,811)	(2,713)	(3,723)
SL contracts or LSFP contracts	(2,583)	(3)	(2,601)	(3,848)	(9,818)	(14,864)	(14,206)	(20,380)
Adjustments to maintain reserves	9	(12)	146	(86)	242	1,021	612	7,177

Net equity transactions	10,181,410	6,475	(1,344,268)	(2,422,853)	(4,482,905)	(14,358,831)	(5,848,815)	(8,000,929)

Net change in contract owners’ equity	11,489,895	5,508	1,255,805	(12,579,732)	3,311,514	(31,430,796)	11,642,108	(42,681,372)
Contract owners’ equity beginning of period	5,508	-	10,429,682	23,009,414	33,147,882	64,578,678	55,620,392	98,301,764

Contract owners’ equity end of period	$11,495,403	5,508	11,685,487	10,429,682	36,459,396	33,147,882	67,262,500	55,620,392

CHANGES IN UNITS:
Beginning units	815	-	1,029,066	1,216,658	1,967,130	2,607,354	4,212,566	4,590,160
Units purchased	1,372,216	1,159	120,387	131,847	157,655	169,366	327,867	617,632
Units redeemed	(69,254)	(344)	(245,665)	(319,439)	(419,329)	(809,590)	(705,020)	(995,226)

Ending units	1,303,777	815	903,788	1,029,066	1,705,456	1,967,130	3,835,413	4,212,566

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	MSBF		NVSTB1		NVSTB2		GGTC
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$1,203,420	1,056,589	11,059	-	38,007	10,320	(5,207)	(8,064)
Realized gain (loss) on investments	(1,276,189)	(1,455,039)	17,656	-	30,565	1,106	(949,836)	(141,574)
Change in unrealized gain (loss) on investments	2,935,874	(3,180,202)	7,478	-	(13,643)	(996)	2,357,643	(3,735,503)
Reinvested capital gains	-	358,044	2,224	-	10,128	-	-	730,340

Net increase (decrease) in contract owners’ equity resulting from operations	2,863,105	(3,220,608)	38,417	-	65,057	10,430	1,402,600	(3,154,801)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	693,574	1,625,205	7,932	-	54,528	1,296	59,465	131,001
Transfers between funds	186,213	(8,948,419)	571,571	-	2,954,483	1,073,433	208,568	(748,104)
Surrenders (note 6)	(853,573)	(2,198,324)	-	-	(1,122,812)	(114,817)	(88,980)	(95,819)
Death benefits (note 4)	(15,100)	(15,711)	-	-	-	-	(4,694)	(16,970)
Net policy repayments (loans) (note 5)	(68,065)	22,327	(31,205)	-	38,512	-	(1,179)	(33,638)
Deductions for surrender charges (note 2d)	(18,095)	(43,255)	-	-	(5,629)	(1,963)	(1,955)	(8,081)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(588,350)	(615,128)	(23,790)	-	(63,004)	(7,470)	(88,089)	(113,020)
Asset charges (note 3):
FPVUL & VEL contracts	(31,020)	(32,283)	-	-	(5,236)	(383)	(2,807)	(4,485)
MSP contracts	(1,551)	(1,774)	-	-	(250)	-	(34)	(44)
SL contracts or LSFP contracts	(6,792)	(6,937)	-	-	(1,075)	(107)	(151)	(450)
Adjustments to maintain reserves	229	(633)	(1)	-	189	3,267	43	403

Net equity transactions	(702,529)	(10,214,932)	524,507	-	1,849,706	953,256	80,187	(889,207)

Net change in contract owners’ equity	2,160,576	(13,435,540)	562,924	-	1,914,763	963,686	1,482,787	(4,044,008)
Contract owners’ equity beginning of period	11,091,993	24,527,533	-	-	963,686	-	2,825,144	6,869,152

Contract owners’ equity end of period	$13,252,569	11,091,993	562,924	-	2,878,449	963,686	4,307,931	2,825,144

CHANGES IN UNITS:
Beginning units	829,979	1,551,246	-	-	96,918	-	1,311,533	1,638,454
Units purchased	122,530	132,794	58,017	-	291,724	108,708	104,270	258,620
Units redeemed	(158,969)	(854,061)	(5,255)	-	(118,370)	(11,790)	(100,642)	(585,541)

Ending units	793,540	829,979	52,762	-	270,272	96,918	1,315,161	1,311,533

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	GGTC3		GVUG1		NVOLG1		NVTIV3
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$-	-	(919)	(4,341)	457	-	368	-
Realized gain (loss) on investments	(638,693)	(249,205)	(1,653,326)	(318,794)	1,424	-	4,120	-
Change in unrealized gain (loss) on investments	1,482,600	(1,724,987)	2,371,469	(3,986,197)	10,079	-	(436)	-
Reinvested capital gains	-	343,893	-	1,191,538	7,009	-	195	-

Net increase (decrease) in contract owners’ equity resulting from operations	843,907	(1,630,299)	717,224	(3,117,794)	18,969	-	4,247	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	293,443	381,098	210,814	377,441	1,701	-	1,738	-
Transfers between funds	231,817	(1,027,268)	(1,134,855)	(1,455,147)	405,120	-	110,336	-
Surrenders (note 6)	(171,080)	(183,023)	(815,352)	(276,736)	-	-	(1)	-
Death benefits (note 4)	(2,608)	(3,895)	(19,119)	(4,272)	-	-	-	-
Net policy repayments (loans) (note 5)	32,383	6,564	29,135	(26,965)	-	-	(4,268)	-
Deductions for surrender charges (note 2d)	(14,538)	(11,101)	(20,151)	(8,842)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(126,032)	(122,865)	(154,679)	(201,354)	(2,296)	-	(1,621)	-
Asset charges (note 3):
FPVUL & VEL contracts	(6,948)	(7,878)	(8,422)	(11,618)	(82)	-	(127)	-
MSP contracts	(220)	(266)	(363)	(488)	-	-	-	-
SL contracts or LSFP contracts	(1,256)	(1,680)	(841)	(1,500)	(119)	-	-	-
Adjustments to maintain reserves	91	(244)	127	(495)	4	-	6	-

Net equity transactions	235,053	(970,558)	(1,913,706)	(1,609,976)	404,328	-	106,063	-

Net change in contract owners’ equity	1,078,960	(2,600,857)	(1,196,482)	(4,727,770)	423,297	-	110,310	-
Contract owners’ equity beginning of period	1,502,853	4,103,710	3,909,070	8,636,840	-	-	-	-

Contract owners’ equity end of period	$2,581,813	1,502,853	2,712,588	3,909,070	423,297	-	110,310	-

CHANGES IN UNITS:
Beginning units	177,753	249,550	347,750	450,804	-	-	-	-
Units purchased	58,779	35,785	19,096	26,945	32,613	-	8,948	-
Units redeemed	(36,217)	(107,582)	(175,549)	(129,999)	(201)	-	(485)	-

Ending units	200,315	177,753	191,297	347,750	32,412	-	8,463	-

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	EIF		NVRE1		AMTB		AVBVI
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$87,614	229,855	179,377	2,895	290,441	226,384	7,646	47,343
Realized gain (loss) on investments	(906,434)	(189,392)	137,380	(7,493)	(300,148)	(202,300)	(3,531,453)	(307,233)
Change in unrealized gain (loss) on investments	2,824,759	(5,113,403)	3,191,020	(38,458)	492,764	(861,945)	4,600,082	(4,575,481)
Reinvested capital gains	-	166,922	71,568	-	-	-	-	1,102,495

Net increase (decrease) in contract owners’ equity resulting from operations	2,005,939	(4,906,018)	3,579,345	(43,056)	483,057	(837,861)	1,076,275	(3,732,876)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	672,491	995,272	826,975	8,943	309,832	425,247	261,637	678,683
Transfers between funds	(688,791)	(1,095,713)	19,807,032	149,247	538,842	(2,716,615)	(3,528,959)	(904,300)
Surrenders (note 6)	(480,476)	(343,352)	(587,474)	-	(757,328)	(994,617)	(286,219)	(213,281)
Death benefits (note 4)	(7,146)	(48,102)	(375)	-	(3,196)	(946)	(3,881)	(1,384)
Net policy repayments (loans) (note 5)	(104,177)	(85,839)	(174,499)	(16)	19,344	(58,672)	(130,587)	(12,791)
Deductions for surrender charges (note 2d)	(24,760)	(35,973)	(20,423)	-	(18,581)	(20,517)	(12,997)	(31,670)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(471,664)	(549,379)	(480,637)	(2,038)	(248,978)	(245,227)	(150,764)	(285,368)
Asset charges (note 3):
FPVUL & VEL contracts	(28,174)	(38,735)	(30,510)	(119)	(15,168)	(19,149)	(7,543)	(17,045)
MSP contracts	(865)	(1,487)	(1,021)	(23)	(625)	(1,153)	(131)	(345)
SL contracts or LSFP contracts	(4,589)	(6,031)	(4,250)	(54)	(2,031)	(2,542)	(730)	(2,028)
Adjustments to maintain reserves	135	(284)	41	(21)	(75)	(191)	385	531

Net equity transactions	(1,138,017)	(1,209,623)	19,334,859	155,919	(177,964)	(3,634,382)	(3,859,789)	(788,998)

Net change in contract owners’ equity	867,922	(6,115,641)	22,914,204	112,863	305,093	(4,472,243)	(2,783,514)	(4,521,874)
Contract owners’ equity beginning of period	8,024,894	14,140,535	112,863	-	4,072,316	8,544,559	3,539,890	8,061,764

Contract owners’ equity end of period	$8,892,816	8,024,894	23,027,067	112,863	4,377,409	4,072,316	756,376	3,539,890

CHANGES IN UNITS:
Beginning units	886,702	983,392	19,987	-	417,277	757,962	414,366	455,382
Units purchased	73,045	114,968	3,283,529	20,331	105,650	44,660	43,794	61,865
Units redeemed	(199,938)	(211,658)	(194,121)	(344)	(127,133)	(385,345)	(397,659)	(102,881)

Ending units	759,809	886,702	3,109,395	19,987	395,794	417,277	60,501	414,366

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	AVCA		AVCDI		AVIE		ALVGIA
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$4,684	-	(12,329)	(19,941)	377,449	88,527	390,671	272,842
Realized gain (loss) on investments	(74,322)	(24,952)	(3,608,941)	(938,058)	(3,733,536)	818,863	(2,433,244)	(941,878)
Change in unrealized gain (loss) on investments	213,629	(635,043)	6,335,247	(6,874,273)	11,299,759	(16,773,325)	3,892,452	(9,189,587)
Reinvested capital gains	-	-	-	1,332,482	-	411,886	-	2,544,323

Net increase (decrease) in contract owners’ equity resulting from operations	143,991	(659,995)	2,713,977	(6,499,790)	7,943,672	(15,454,049)	1,849,879	(7,314,300)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	143,524	193,096	523,418	754,828	1,911,585	2,504,764	494,754	993,170
Transfers between funds	14,288	(389,819)	(551,590)	(2,885,546)	1,882,564	2,442,403	(1,630,709)	(980,081)
Surrenders (note 6)	(34,964)	(55,110)	(126,744)	(228,022)	(1,077,166)	(1,640,799)	(461,687)	(3,492,018)
Death benefits (note 4)	-	-	(11,878)	(11,234)	(50,998)	(15,227)	(70,052)	(42,645)
Net policy repayments (loans) (note 5)	9,181	(5,773)	(37,566)	(27,582)	495,580	(674,107)	757,452	(190,144)
Deductions for surrender charges (note 2d)	(3,151)	(11,388)	(10,104)	(13,506)	-	-	(4,936)	(10,141)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(64,911)	(78,422)	(240,838)	(310,462)	(520,217)	(527,462)	(249,295)	(273,538)
Asset charges (note 3):
FPVUL & VEL contracts	(3,463)	(4,498)	(8,603)	(11,480)	(635)	-	(8,959)	(11,522)
MSP contracts	(130)	(182)	(236)	(323)	-	-	(66)	(85)
SL contracts or LSFP contracts	(251)	(1,818)	(910)	(1,096)	-	-	(1,023)	(1,611)
Adjustments to maintain reserves	69	(199)	92	(2,240)	(243)	(3,999)	129	(954)

Net equity transactions	60,192	(354,113)	(464,960)	(2,736,663)	2,640,470	2,085,573	(1,174,392)	(4,009,569)

Net change in contract owners’ equity	204,183	(1,014,108)	2,249,017	(9,236,453)	10,584,142	(13,368,476)	675,487	(11,323,869)
Contract owners’ equity beginning of period	721,582	1,735,690	6,553,657	15,790,110	22,521,877	35,890,353	10,026,675	21,350,544

Contract owners’ equity end of period	$925,765	721,582	8,802,674	6,553,657	33,106,019	22,521,877	10,702,162	10,026,675

CHANGES IN UNITS:
Beginning units	73,269	101,352	575,421	733,388	1,844,850	1,750,012	891,856	1,127,146
Units purchased	15,211	16,781	45,237	116,206	372,280	716,633	110,336	124,500
Units redeemed	(10,843)	(44,864)	(77,233)	(274,173)	(209,521)	(621,795)	(213,418)	(359,790)

Ending units	77,637	73,269	543,425	575,421	2,007,609	1,844,850	788,774	891,856

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	ALVIVA		ALVSVA		ACVIG		ACVIP2
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$309,247	281,424	56,853	32,086	676,849	413,752	408,663	666,076
Realized gain (loss) on investments	(14,852,340)	(6,091,926)	(1,362,274)	(233,100)	(916,664)	322,741	(17,598)	35,056
Change in unrealized gain (loss) on investments	23,712,549	(21,079,201)	3,299,033	(2,153,893)	2,634,136	(11,498,018)	1,696,211	(1,411,755)
Reinvested capital gains	-	2,037,831	242,912	495,807	-	2,527,186	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	9,169,456	(24,851,872)	2,236,524	(1,859,100)	2,394,321	(8,234,339)	2,087,276	(710,623)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,580,472	2,954,187	802,782	660,079	1,153,511	1,416,534	1,797,228	1,932,422
Transfers between funds	(4,169,695)	16,470,977	840,526	414,837	(786,783)	(1,104,166)	8,694,431	10,918,151
Surrenders (note 6)	(517,122)	(415,232)	(218,390)	(378,852)	(1,010,586)	(1,530,492)	(1,193,898)	(438,886)
Death benefits (note 4)	(56,372)	(23,915)	(4,386)	(2,356)	(16,535)	(190,033)	(4,883)	(388)
Net policy repayments (loans) (note 5)	(14,340)	(16,455)	(9,557)	14,542	(23,681)	(43,973)	(330,435)	(202,460)
Deductions for surrender charges (note 2d)	-	-	(15,875)	(10,346)	(33,102)	(66,767)	(21,774)	(26,158)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(573,202)	(546,479)	(210,880)	(166,604)	(878,340)	(968,369)	(541,350)	(413,495)
Asset charges (note 3):
FPVUL & VEL contracts	(1,637)	-	(11,734)	(11,978)	(45,062)	(59,962)	(27,490)	(25,806)
MSP contracts	-	-	(236)	(273)	(1,625)	(2,178)	(767)	(966)
SL contracts or LSFP contracts	-	-	(1,522)	(1,991)	(6,495)	(11,070)	(43,327)	(23,222)
Adjustments to maintain reserves	94	(1,802)	121	(402)	143	(502)	(5,571)	338

Net equity transactions	(3,751,802)	18,421,281	1,170,849	516,656	(1,648,555)	(2,560,978)	8,322,164	11,719,530

Net change in contract owners’ equity	5,417,654	(6,430,591)	3,407,373	(1,342,444)	745,766	(10,795,317)	10,409,440	11,008,907
Contract owners’ equity beginning of period	26,132,105	32,562,696	4,311,520	5,653,964	14,932,610	25,727,927	17,866,676	6,857,769

Contract owners’ equity end of period	$31,549,759	26,132,105	7,718,893	4,311,520	15,678,376	14,932,610	28,276,116	17,866,676

CHANGES IN UNITS:
Beginning units	4,683,123	2,725,346	328,168	276,826	1,377,996	1,557,702	1,471,121	555,690
Units purchased	534,493	2,478,645	156,315	98,801	118,060	122,432	842,838	1,008,618
Units redeemed	(1,014,160)	(520,868)	(72,300)	(47,459)	(280,491)	(302,138)	(201,519)	(93,187)

Ending units	4,203,456	4,683,123	412,183	328,168	1,215,565	1,377,996	2,112,440	1,471,121

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	ACVI		ACVI3		ACVMV1		ACVU1
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$499,991	257,481	149,185	81,052	79,153	1,720	6,758	(1,778)
Realized gain (loss) on investments	(1,817,728)	2,469,282	(2,457,774)	77,204	(337,105)	(214,958)	(1,249,197)	(190,995)
Change in unrealized gain (loss) on investments	7,646,953	(25,813,579)	3,577,208	(6,681,859)	837,183	(282,036)	1,752,880	(2,431,983)
Reinvested capital gains	-	3,477,537	-	952,078	-	-	-	624,097

Net increase (decrease) in contract owners’ equity resulting from operations	6,329,216	(19,609,279)	1,268,619	(5,571,525)	579,231	(495,274)	510,441	(2,000,659)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	256,325	618,884	875,837	1,731,418	376,909	324,352	203,832	448,760
Transfers between funds	(7,162,032)	(1,613,073)	(7,901,795)	(418,966)	344,013	(6,246)	(2,176,059)	(1,306,825)
Surrenders (note 6)	(5,747,050)	(2,316,247)	(610,700)	(700,271)	(113,286)	(194,757)	(93,738)	(145,283)
Death benefits (note 4)	(109,866)	(95,546)	(8,423)	(64,410)	(169)	-	(2,797)	(7,417)
Net policy repayments (loans) (note 5)	(37,869)	(255,864)	242,748	85,585	(38,948)	(9,526)	(3,536)	(31,965)
Deductions for surrender charges (note 2d)	(13,460)	(34,952)	(17,064)	(30,035)	(5,642)	(6,118)	(4,410)	(10,461)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(909,646)	(1,288,114)	(346,939)	(577,322)	(124,627)	(109,028)	(113,956)	(194,006)
Asset charges (note 3):
FPVUL & VEL contracts	(18,693)	(50,189)	(17,029)	(37,215)	(6,935)	(6,661)	(4,676)	(9,889)
MSP contracts	(882)	(2,236)	(204)	(455)	(437)	(415)	(114)	(266)
SL contracts or LSFP contracts	(3,341)	(9,635)	(1,885)	(5,044)	(1,137)	(1,109)	(558)	(1,283)
Adjustments to maintain reserves	137	1,053	5,460	(305)	116	(271)	443	6,318

Net equity transactions	(13,746,377)	(5,045,919)	(7,779,994)	(17,020)	429,858	(9,779)	(2,195,569)	(1,252,317)

Net change in contract owners’ equity	(7,417,161)	(24,655,198)	(6,511,375)	(5,588,545)	1,009,089	(505,053)	(1,685,128)	(3,252,976)
Contract owners’ equity beginning of period	24,065,738	48,720,936	6,511,375	12,099,920	1,786,321	2,291,374	2,507,444	5,760,420

Contract owners’ equity end of period	$16,648,577	24,065,738	-	6,511,375	2,795,410	1,786,321	822,316	2,507,444

CHANGES IN UNITS:
Beginning units	2,563,444	2,830,064	684,882	702,238	177,588	172,200	323,265	435,218
Units purchased	413,697	161,571	102,209	141,038	60,679	47,130	34,869	45,560
Units redeemed	(1,398,704)	(428,191)	(787,091)	(158,394)	(24,342)	(41,742)	(278,701)	(157,513)

Ending units	1,578,437	2,563,444	-	684,882	213,925	177,588	79,433	323,265

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	ACVV		ACVVS1		DVMCS		DVSCS
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$2,567,542	1,345,712	(3,136)	(2,028)	7,754	6,201	513,409	156,917
Realized gain (loss) on investments	(5,673,840)	(4,697,399)	(2,157,073)	(435,741)	(194,997)	(253,658)	(5,382,740)	(1,325,785)
Change in unrealized gain (loss) on investments	11,996,736	(21,487,997)	2,667,921	(2,649,965)	397,732	(322,041)	6,521,628	(10,876,821)
Reinvested capital gains	-	7,372,247	-	198,639	-	125,095	3,690,903	3,338,301

Net increase (decrease) in contract owners’ equity resulting from operations	8,890,438	(17,467,437)	507,712	(2,889,095)	210,489	(444,403)	5,343,200	(8,707,388)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	3,462,119	4,823,008	350,419	516,181	18,235	45,518	1,549,773	1,708,490
Transfers between funds	939,781	(3,231,628)	(1,970,914)	747,552	131,562	(328,793)	3,331,538	3,465,034
Surrenders (note 6)	(2,992,993)	(4,571,675)	(46,524)	(399,396)	(42,213)	(10,341)	(1,105,804)	(813,933)
Death benefits (note 4)	(101,903)	(147,725)	(901)	(745)	(14)	(6,063)	(16,453)	(18,274)
Net policy repayments (loans) (note 5)	(7,525)	(235,198)	1,586	(19,896)	7,444	(9,720)	(280,899)	(48,295)
Deductions for surrender charges (note 2d)	(95,117)	(151,004)	(3,962)	(6,505)	-	-	(36,027)	(48,324)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(2,164,400)	(2,224,770)	(125,689)	(168,664)	(13,153)	(12,866)	(670,203)	(635,055)
Asset charges (note 3):
FPVUL & VEL contracts	(113,332)	(140,594)	(4,191)	(10,567)	-	-	(23,118)	(27,993)
MSP contracts	(3,331)	(4,101)	(88)	(234)	-	-	(692)	(428)
SL contracts or LSFP contracts	(17,838)	(22,819)	(425)	(1,613)	-	-	(4,057)	(6,019)
Adjustments to maintain reserves	(174)	1,214	106	(251)	12	(107)	190	11,814

Net equity transactions	(1,094,713)	(5,905,292)	(1,800,584)	655,862	101,873	(322,372)	2,744,248	3,587,017

Net change in contract owners’ equity	7,795,725	(23,372,729)	(1,292,872)	(2,233,233)	312,362	(766,775)	8,087,448	(5,120,371)
Contract owners’ equity beginning of period	45,034,090	68,406,819	3,234,976	5,468,209	570,492	1,337,267	20,169,119	25,289,490

Contract owners’ equity end of period	$52,829,815	45,034,090	1,942,104	3,234,976	882,854	570,492	28,256,567	20,169,119

CHANGES IN UNITS:
Beginning units	3,065,576	3,401,962	361,695	313,570	53,835	75,190	1,877,655	1,623,344
Units purchased	414,934	463,575	40,041	156,951	11,544	11,865	440,945	487,411
Units redeemed	(464,062)	(799,961)	(223,457)	(108,826)	(3,755)	(33,220)	(211,555)	(233,100)

Ending units	3,016,448	3,065,576	178,279	361,695	61,624	53,835	2,107,045	1,877,655

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	DSIF		DSRG		DCAP		DSC
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$4,611,419	6,319,860	89,517	91,532	529,882	574,356	8,771	4,928
Realized gain (loss) on investments	(15,363,916)	15,818,799	(339,716)	(37,843)	(1,158,330)	1,543,140	(237,303)	(80,882)
Change in unrealized gain (loss) on investments	53,256,000	(163,666,840)	3,016,835	(4,914,476)	3,343,161	(13,273,742)	339,478	(205,053)
Reinvested capital gains	15,610,923	-	-	-	1,595,366	2,238,570	-	29,526

Net increase (decrease) in contract owners’ equity resulting from operations	58,114,426	(141,528,181)	2,766,636	(4,860,787)	4,310,079	(8,917,676)	110,946	(251,481)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	14,993,791	19,761,732	1,253,433	1,404,443	1,600,282	2,992,016	52,230	117,657
Transfers between funds	(20,202,465)	12,743,215	(485,857)	(436,901)	165,445	(6,507,327)	16,007	50,080
Surrenders (note 6)	(19,024,632)	(22,570,115)	(822,907)	(928,362)	(1,518,374)	(1,322,133)	(26,557)	(65,557)
Death benefits (note 4)	(957,808)	(676,774)	(30,191)	(30,015)	(20,573)	(129,710)	-	-
Net policy repayments (loans) (note 5)	1,723,359	(1,079,838)	(34,091)	(117,066)	16,087	(31,928)	(3,692)	57,724
Deductions for surrender charges (note 2d)	(327,301)	(450,561)	(18,147)	(34,630)	(41,880)	(52,971)	(3,254)	(5,085)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(9,939,235)	(10,510,403)	(873,104)	(907,724)	(995,180)	(1,092,938)	(26,762)	(29,350)
Asset charges (note 3):
FPVUL & VEL contracts	(327,458)	(441,190)	(40,921)	(50,478)	(51,781)	(62,716)	(1,785)	(2,165)
MSP contracts	(11,033)	(15,136)	(1,196)	(1,555)	(1,105)	(1,343)	-	-
SL contracts or LSFP contracts	(83,213)	(131,293)	(2,503)	(3,926)	(6,737)	(10,042)	(264)	(225)
Adjustments to maintain reserves	375	910	75	(349)	155	(978)	63	(185)

Net equity transactions	(34,155,620)	(3,369,453)	(1,055,409)	(1,106,563)	(853,661)	(6,220,070)	5,986	122,894

Net change in contract owners’ equity	23,958,806	(144,897,634)	1,711,227	(5,967,350)	3,456,418	(15,137,746)	116,932	(128,587)
Contract owners’ equity beginning of period	240,896,002	385,793,636	8,931,784	14,899,134	20,333,092	35,470,838	528,618	657,205

Contract owners’ equity end of period	$264,854,808	240,896,002	10,643,011	8,931,784	23,789,510	20,333,092	645,550	528,618

CHANGES IN UNITS:
Beginning units	27,480,971	27,146,494	1,059,639	1,157,932	1,847,383	2,352,372	60,390	46,856
Units purchased	2,190,468	5,271,091	142,236	139,091	189,168	282,871	14,002	18,551
Units redeemed	(5,426,801)	(4,936,614)	(263,854)	(237,384)	(248,082)	(787,860)	(15,879)	(5,017)

Ending units	24,244,638	27,480,971	938,021	1,059,639	1,788,469	1,847,383	58,513	60,390

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	DVIV		SVSSVB		SVSHEB		FVCA2P
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$802,080	609,939	66,248	20,636	20,726	14,686	5,549	1,756
Realized gain (loss) on investments	(5,642,350)	(4,701,583)	(991,504)	(1,158,549)	(365,065)	(225,420)	(15,641)	2,000
Change in unrealized gain (loss) on investments	10,533,052	(13,304,437)	1,926,210	(1,691,972)	449,631	(340,683)	85,511	(185,047)
Reinvested capital gains	-	5,147,830	-	843,807	-	119,020	-	10,715

Net increase (decrease) in contract owners’ equity resulting from operations	5,692,782	(12,248,251)	1,000,954	(1,986,078)	105,292	(432,397)	75,419	(170,576)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	969,516	1,726,807	56,728	2,522	42,298	38,562	53,556	58,118
Transfers between funds	(2,201,698)	(4,503,936)	(100,655)	6,624,162	(157,787)	222,436	131,145	95,605
Surrenders (note 6)	(338,852)	(330,732)	(3,360,663)	(235,438)	(26,594)	(105)	(48,967)	(23,553)
Death benefits (note 4)	(36,099)	(26,287)	(38,126)	-	-	-	-	-
Net policy repayments (loans) (note 5)	143	(309,795)	(10,085)	-	-	-	1,694	(13,483)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	(656)	(487)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(321,217)	(326,358)	(257,513)	(167,687)	(13,802)	(15,906)	(20,933)	(18,910)
Asset charges (note 3):
FPVUL & VEL contracts	(112)	-	(30)	-	-	-	(1,556)	(1,528)
MSP contracts	-	-	-	-	-	-	(31)	(35)
SL contracts or LSFP contracts	-	-	-	-	-	-	(399)	(420)
Adjustments to maintain reserves	33	(1,657)	2	(90)	4	(163)	42	(111)

Net equity transactions	(1,928,286)	(3,771,958)	(3,710,342)	6,223,469	(155,881)	244,824	113,895	95,196

Net change in contract owners’ equity	3,764,496	(16,020,209)	(2,709,388)	4,237,391	(50,589)	(187,573)	189,314	(75,380)
Contract owners’ equity beginning of period	19,916,735	35,936,944	4,237,391	-	556,432	744,005	438,882	514,262

Contract owners’ equity end of period	$23,681,231	19,916,735	1,528,003	4,237,391	505,843	556,432	628,196	438,882

CHANGES IN UNITS:
Beginning units	1,460,923	1,649,104	672,760	-	94,357	67,742	36,885	30,528
Units purchased	82,908	186,855	45,475	753,052	6,594	28,497	14,544	10,291
Units redeemed	(215,371)	(375,036)	(529,998)	(80,292)	(32,141)	(1,882)	(4,905)	(3,934)

Ending units	1,328,460	1,460,923	188,237	672,760	68,810	94,357	46,524	36,885

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FALF		FVMOS		FQB		FCS
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$4,980	4,437	11,339	6,586	2,031,892	2,039,576	1,550,632	1,567,013
Realized gain (loss) on investments	(90,243)	(26,490)	(17,471)	(84,026)	(284,840)	(595,132)	(38,137,604)	(3,002,018)
Change in unrealized gain (loss) on investments	112,514	(140,537)	2,498	(16,844)	4,238,316	(3,824,604)	74,183,384	(106,447,811)
Reinvested capital gains	-	68,651	11,510	-	-	-	36,005	5,516,799

Net increase (decrease) in contract owners’ equity resulting from operations	27,251	(93,939)	7,876	(94,284)	5,985,368	(2,380,160)	37,632,417	(102,366,017)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	7,318	23,058	56,736	61,741	1,841,214	2,289,439	9,007,187	13,173,081
Transfers between funds	16,561	(11,035)	51,298	881,580	1,722,487	(7,238,739)	(24,042,556)	8,374,973
Surrenders (note 6)	(29,556)	(11,851)	(93,659)	(71,987)	(1,305,814)	(4,274,629)	(9,034,785)	(10,812,520)
Death benefits (note 4)	-	-	-	-	(73,632)	(214,209)	(336,831)	(639,622)
Net policy repayments (loans) (note 5)	(7,062)	4,050	(22,495)	(17,796)	(212,033)	(33,306)	1,183,619	(546,140)
Deductions for surrender charges (note 2d)	(1,594)	(737)	(2,103)	(1,339)	(49,747)	(65,824)	(192,255)	(272,763)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(9,054)	(11,184)	(37,061)	(24,923)	(1,336,261)	(1,380,424)	(5,367,108)	(6,160,319)
Asset charges (note 3):
FPVUL & VEL contracts	(734)	(958)	(2,628)	(2,111)	(71,710)	(75,175)	(254,511)	(341,997)
MSP contracts	-	-	(133)	(36)	(3,138)	(3,442)	(8,338)	(11,685)
SL contracts or LSFP contracts	(120)	(173)	(48)	(17)	(11,782)	(13,206)	(37,941)	(60,093)
Adjustments to maintain reserves	(35)	(116)	33	(201)	339	(1,454)	484	(7,996)

Net equity transactions	(24,276)	(8,946)	(50,060)	824,911	499,924	(11,010,969)	(29,083,035)	2,694,919

Net change in contract owners’ equity	2,975	(102,885)	(42,184)	730,627	6,485,292	(13,391,129)	8,549,382	(99,671,098)
Contract owners’ equity beginning of period	182,692	285,577	776,834	46,207	29,220,443	42,611,572	138,013,329	237,684,427

Contract owners’ equity end of period	$185,667	182,692	734,650	776,834	35,705,735	29,220,443	146,562,711	138,013,329

CHANGES IN UNITS:
Beginning units	18,003	18,632	76,516	4,512	2,049,199	2,769,010	11,013,774	10,608,174
Units purchased	3,434	1,861	11,355	80,667	259,877	180,046	840,475	2,481,947
Units redeemed	(5,488)	(2,490)	(16,428)	(8,663)	(225,694)	(899,857)	(3,346,068)	(2,076,347)

Ending units	15,949	18,003	71,443	76,516	2,083,382	2,049,199	8,508,181	11,013,774

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FNRS2		FEIS		FF10S		FF20S
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$19,097	-	1,180,270	1,965,146	66,791	44,281	168,966	120,839
Realized gain (loss) on investments	(3,503,742)	255,259	(8,802,232)	(1,339,636)	(158,183)	(53,432)	(690,784)	(159,092)
Change in unrealized gain (loss) on investments	7,057,894	(9,827,149)	22,562,984	(45,577,309)	488,742	(505,036)	1,954,092	(1,785,136)
Reinvested capital gains	-	470,633	-	90,581	14,154	66,308	63,886	210,061

Net increase (decrease) in contract owners’ equity resulting from operations	3,573,249	(9,101,257)	14,941,022	(44,861,218)	411,504	(447,879)	1,496,160	(1,613,328)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	921,259	1,058,931	4,899,671	6,381,226	60,646	43,955	732,783	778,261
Transfers between funds	(1,393,880)	3,529,605	(6,014,274)	(4,012,784)	265,977	298,272	899,650	2,166,797
Surrenders (note 6)	(682,814)	(2,227,420)	(4,389,242)	(4,511,875)	(28,995)	(54,598)	(613,436)	(443,408)
Death benefits (note 4)	(9,801)	(9,548)	(163,982)	(231,324)	(37,311)	(33,852)	(48,314)	-
Net policy repayments (loans) (note 5)	26,475	1,031,690	(251,250)	116,709	(616)	(2,234)	(1,977)	(7,371)
Deductions for surrender charges (note 2d)	(23,203)	(46,203)	(98,170)	(145,202)	(347)	(996)	(7,949)	(5,843)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(462,382)	(616,991)	(2,927,280)	(3,408,744)	(79,301)	(62,548)	(201,066)	(151,659)
Asset charges (note 3):
FPVUL & VEL contracts	(28,455)	(43,503)	(138,715)	(190,746)	(5,184)	(5,557)	(7,671)	(7,390)
MSP contracts	(2,561)	(2,895)	(5,248)	(7,457)	(2,518)	(664)	(4,106)	(3,799)
SL contracts or LSFP contracts	(5,285)	(8,529)	(23,702)	(36,863)	(183)	(130)	(3,983)	(3,981)
Adjustments to maintain reserves	127	(456)	264	(2,214)	35	(84)	78	(174)

Net equity transactions	(1,660,519)	2,664,681	(9,111,927)	(6,049,274)	172,203	181,564	744,008	2,321,433

Net change in contract owners’ equity	1,912,730	(6,436,576)	5,829,095	(50,910,492)	583,707	(266,315)	2,240,168	708,105
Contract owners’ equity beginning of period	7,818,837	14,255,413	57,428,367	108,338,859	1,305,396	1,571,711	3,755,922	3,047,817

Contract owners’ equity end of period	$9,731,567	7,818,837	63,257,462	57,428,367	1,889,103	1,305,396	5,996,090	3,755,922

CHANGES IN UNITS:
Beginning units	747,087	621,068	5,797,882	6,259,548	135,192	121,944	408,386	222,540
Units purchased	96,254	222,629	520,004	725,390	36,923	24,022	183,284	227,186
Units redeemed	(213,252)	(96,610)	(1,435,167)	(1,187,056)	(14,492)	(10,774)	(84,386)	(41,340)

Ending units	630,089	747,087	4,882,719	5,797,882	157,623	135,192	507,284	408,386

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FF30S		FGIS		FGOS		FGS
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$56,247	56,352	524	(24)	24,301	32,689	140,356	613,870
Realized gain (loss) on investments	(258,601)	(26,453)	(3,209)	(7,749)	(205,046)	628,913	(170,254)	5,181,843
Change in unrealized gain (loss) on investments	870,053	(1,220,170)	14,001	-	2,704,979	(8,114,515)	15,472,365	(59,635,200)
Reinvested capital gains	31,524	163,010	-	-	-	-	51,075	-

Net increase (decrease) in contract owners’ equity resulting from operations	699,223	(1,027,261)	11,316	(7,773)	2,524,234	(7,452,913)	15,493,542	(53,839,487)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	366,393	381,816	3	(1,085)	673,114	792,028	6,031,817	7,046,371
Transfers between funds	411,897	873,657	58,366	8,964	(201,169)	(290,519)	(2,738,938)	(136,368)
Surrenders (note 6)	(135,211)	(59,154)	-	-	(373,231)	(905,202)	(10,901,774)	(5,407,244)
Death benefits (note 4)	(1,507)	-	(108)	-	(11,187)	(16,992)	(167,800)	(215,391)
Net policy repayments (loans) (note 5)	(15,113)	(33,677)	-	-	51,325	149,683	411,525	(987,857)
Deductions for surrender charges (note 2d)	(22,995)	(7,172)	-	-	(12,957)	(26,134)	(122,063)	(163,052)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(154,222)	(152,296)	(515)	(108)	(496,575)	(578,450)	(3,922,229)	(4,490,214)
Asset charges (note 3):
FPVUL & VEL contracts	(8,972)	(8,423)	-	-	(23,675)	(34,630)	(153,897)	(224,291)
MSP contracts	(1,192)	(1,456)	-	-	(901)	(1,373)	(4,267)	(6,818)
SL contracts or LSFP contracts	(760)	(751)	-	-	(4,164)	(7,293)	(18,176)	(29,683)
Adjustments to maintain reserves	315	1,699	(1)	2	40	(129)	215	(1,061)

Net equity transactions	438,634	994,243	57,745	7,773	(399,381)	(919,011)	(11,585,588)	(4,615,608)

Net change in contract owners’ equity	1,137,857	(33,018)	69,061	-	2,124,853	(8,371,924)	3,907,954	(58,455,095)
Contract owners’ equity beginning of period	1,910,236	1,943,254	-	-	5,741,636	14,113,560	60,833,619	119,288,714

Contract owners’ equity end of period	$3,048,093	1,910,236	69,061	-	7,866,489	5,741,636	64,741,573	60,833,619

CHANGES IN UNITS:
Beginning units	216,667	136,304	-	-	928,680	1,026,154	7,700,401	7,780,228
Units purchased	79,628	106,946	9,348	12	99,337	105,532	787,812	1,467,717
Units redeemed	(33,104)	(26,583)	(104)	(12)	(155,742)	(203,006)	(2,156,095)	(1,547,544)

Ending units	263,191	216,667	9,244	-	872,275	928,680	6,332,118	7,700,401

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FHIS		FHISR		FIP		FIGBS
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$1,014,107	1,567,014	265,552	181,702	89,440	97,318	1,451,310	577,502
Realized gain (loss) on investments	(2,346,308)	(1,663,434)	(368,107)	(388,500)	(905,611)	(439,647)	(218,707)	(224,056)
Change in unrealized gain (loss) on investments	7,293,431	(5,012,716)	1,117,802	(443,840)	1,620,518	(1,415,432)	1,108,825	(878,509)
Reinvested capital gains	-	-	-	-	79,994	-	66,026	11,500

Net increase (decrease) in contract owners’ equity resulting from operations	5,961,230	(5,109,136)	1,015,247	(650,638)	884,341	(1,757,761)	2,407,454	(513,563)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	528,515	1,027,626	582,129	633,647	112,714	(11,553)	1,112,309	1,077,108
Transfers between funds	800,914	(4,639,572)	860,493	(263,516)	118,874	5,323,184	1,469,190	876,503
Surrenders (note 6)	(6,607,266)	(1,029,366)	(514,675)	(217,629)	-	-	(1,800,765)	(846,344)
Death benefits (note 4)	(76,510)	(158,716)	(5,348)	(11,673)	(15,004)	-	(10,094)	(13,793)
Net policy repayments (loans) (note 5)	(175,701)	(191,243)	315,065	71,429	-	-	(91,945)	(100,225)
Deductions for surrender charges (note 2d)	(26,124)	(12,074)	(8,883)	(5,323)	-	-	(39,692)	(42,234)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(871,020)	(826,341)	(195,153)	(126,364)	(36,158)	(37,441)	(701,838)	(556,665)
Asset charges (note 3):
FPVUL & VEL contracts	(23,491)	(29,429)	(9,941)	(7,521)	-	-	(40,726)	(36,049)
MSP contracts	(1,408)	(1,554)	(102)	(63)	-	-	(2,934)	(2,793)
SL contracts or LSFP contracts	(2,630)	(4,833)	(2,552)	(1,520)	-	-	(17,601)	(12,012)
Adjustments to maintain reserves	436	909	24	(109)	6	(132)	16	(387)

Net equity transactions	(6,454,286)	(5,864,593)	1,021,056	71,358	180,432	5,274,058	(124,080)	343,109

Net change in contract owners’ equity	(493,056)	(10,973,729)	2,036,303	(579,280)	1,064,773	3,516,297	2,283,374	(170,454)
Contract owners’ equity beginning of period	14,117,956	25,091,685	1,709,984	2,289,264	3,516,297	-	14,356,232	14,526,686

Contract owners’ equity end of period	$13,624,900	14,117,956	3,746,287	1,709,984	4,581,070	3,516,297	16,639,606	14,356,232

CHANGES IN UNITS:
Beginning units	1,538,011	2,023,784	230,571	231,578	551,311	-	1,257,854	1,230,686
Units purchased	131,771	71,249	196,276	77,010	25,026	555,792	209,579	249,793
Units redeemed	(672,044)	(557,022)	(75,882)	(78,017)	(7,842)	(4,481)	(206,567)	(222,625)

Ending units	997,738	1,538,011	350,965	230,571	568,495	551,311	1,260,866	1,257,854

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FMCS		FOS		FOSR		FVSS
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$157,840	107,251	498,907	964,026	221,481	398,857	14,646	29,057
Realized gain (loss) on investments	(4,816,852)	(2,320,974)	(2,964,630)	1,897,452	(1,450,487)	(84,440)	(1,474,268)	(2,031,968)
Change in unrealized gain (loss) on investments	15,544,782	(20,681,917)	8,680,677	(30,619,099)	3,796,623	(10,589,282)	2,868,659	(2,944,133)
Reinvested capital gains	167,621	5,673,851	86,971	5,319,862	34,875	1,841,509	-	1,635,580

Net increase (decrease) in contract owners’ equity resulting from operations	11,053,391	(17,221,789)	6,301,925	(22,437,759)	2,602,492	(8,433,356)	1,409,037	(3,311,464)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	2,796,586	2,941,912	1,118,093	1,220,793	1,667,323	2,343,181	320,330	503,372
Transfers between funds	(197,748)	4,315,996	(2,522,542)	(2,974,098)	(667,393)	(336,009)	(175,406)	(2,915,680)
Surrenders (note 6)	(2,271,179)	(1,267,097)	(2,520,492)	(1,837,054)	(1,393,473)	(734,218)	(295,655)	(366,990)
Death benefits (note 4)	(522,334)	(16,839)	(8,121)	(43,879)	(9,594)	(10,456)	(20,978)	(3,790)
Net policy repayments (loans) (note 5)	(96,386)	(594,321)	(280,378)	(201,285)	95,249	(9,704)	(55,097)	(223,440)
Deductions for surrender charges (note 2d)	(67,437)	(76,297)	(52,416)	(31,395)	(36,249)	(42,099)	(9,979)	(21,043)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,422,500)	(1,371,833)	(870,779)	(1,085,797)	(670,427)	(753,965)	(170,429)	(211,568)
Asset charges (note 3):
FPVUL & VEL contracts	(67,635)	(80,400)	(25,245)	(40,454)	(40,697)	(53,803)	(9,693)	(14,825)
MSP contracts	(2,463)	(2,958)	(594)	(1,046)	(525)	(710)	(140)	(248)
SL contracts or LSFP contracts	(13,513)	(18,178)	(6,290)	(11,790)	(6,753)	(9,676)	(607)	(1,011)
Adjustments to maintain reserves	(997)	(1,358)	84	(1,827)	102	(297)	94	(275)

Net equity transactions	(1,865,606)	3,828,627	(5,168,680)	(5,007,832)	(1,062,437)	392,244	(417,560)	(3,255,498)

Net change in contract owners’ equity	9,187,785	(13,393,162)	1,133,245	(27,445,591)	1,540,055	(8,041,112)	991,477	(6,566,962)
Contract owners’ equity beginning of period	28,030,054	41,423,216	27,433,963	54,879,554	10,638,536	18,679,648	2,680,870	9,247,832

Contract owners’ equity end of period	$37,217,839	28,030,054	28,567,208	27,433,963	12,178,591	10,638,536	3,672,347	2,680,870

CHANGES IN UNITS:
Beginning units	1,725,728	1,538,812	2,724,548	3,039,326	1,096,774	1,080,792	323,896	544,410
Units purchased	256,639	429,420	152,172	323,334	173,704	204,196	38,702	79,391
Units redeemed	(346,441)	(242,504)	(630,964)	(638,112)	(277,882)	(188,214)	(81,014)	(299,905)

Ending units	1,635,926	1,725,728	2,245,756	2,724,548	992,596	1,096,774	281,584	323,896

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FF15S		FF25S		FTVIS2		FTVRDI
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$35,845	27,762	16,647	7,341	313,612	247,666	163,842	246,107
Realized gain (loss) on investments	(236,332)	(18,251)	(28,032)	(7,254)	(499,666)	(199,597)	(577,159)	39,108
Change in unrealized gain (loss) on investments	406,105	(274,869)	139,482	(104,475)	1,348,478	(1,655,102)	1,903,727	(3,991,162)
Reinvested capital gains	13,329	28,462	5,650	10,967	-	103,703	-	91,080

Net increase (decrease) in contract owners’ equity resulting from operations	218,947	(236,896)	133,747	(93,421)	1,162,424	(1,503,330)	1,490,410	(3,614,867)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	111,700	51,117	38,096	6,501	367,692	340,125	1,022,781	1,080,065
Transfers between funds	(305)	1,074,503	228,073	330,456	(173,558)	110,349	62,494	(1,454,085)
Surrenders (note 6)	(2,216)	-	(3,332)	-	(327,889)	(124,660)	(1,000,863)	(608,305)
Death benefits (note 4)	(10,042)	-	(4,436)	-	(331)	(9,041)	(33,527)	(48,605)
Net policy repayments (loans) (note 5)	-	-	-	-	(2,213)	16,642	(154,524)	(83,502)
Deductions for surrender charges (note 2d)	-	-	-	-	(4,378)	(2,074)	(54,334)	(86,276)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(19,622)	(7,580)	(7,584)	(2,128)	(207,936)	(201,583)	(527,726)	(583,283)
Asset charges (note 3):
FPVUL & VEL contracts	(181)	-	(2)	-	(8,686)	(10,220)	(35,569)	(43,888)
MSP contracts	-	-	-	-	(1,639)	(1,946)	(1,022)	(1,255)
SL contracts or LSFP contracts	-	-	-	-	(5,174)	(5,748)	(4,487)	(6,266)
Adjustments to maintain reserves	24	(27)	18	(20)	13	(684)	110	(271)

Net equity transactions	79,358	1,118,013	250,833	334,809	(364,098)	111,160	(726,667)	(1,835,671)

Net change in contract owners’ equity	298,305	881,117	384,580	241,388	798,326	(1,392,170)	763,743	(5,450,538)
Contract owners’ equity beginning of period	881,117	-	241,388	-	3,451,283	4,843,453	9,362,356	14,812,894

Contract owners’ equity end of period	$1,179,422	881,117	625,968	241,388	4,249,609	3,451,283	10,126,099	9,362,356

CHANGES IN UNITS:
Beginning units	118,752	-	35,716	-	421,586	416,188	787,806	910,630
Units purchased	34,618	123,230	37,806	36,206	50,921	55,768	77,928	86,336
Units redeemed	(26,057)	(4,478)	(2,143)	(490)	(89,671)	(50,370)	(141,637)	(209,160)

Ending units	127,313	118,752	71,379	35,716	382,836	421,586	724,097	787,806

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FTVSVI		FTVSV2		FTVMD2		FTVDM3
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$150,962	147,861	51,803	39,612	1,950	1,380	145,606	151,739
Realized gain (loss) on investments	(917,805)	(160,397)	(1,390,336)	(582,936)	(10,390)	(3,430)	(805,887)	(269,331)
Change in unrealized gain (loss) on investments	2,461,641	(4,661,084)	2,181,594	(1,378,961)	44,892	(17,922)	2,635,761	(4,596,789)
Reinvested capital gains	350,550	799,863	165,739	350,132	5,595	2,827	13,648	1,100,871

Net increase (decrease) in contract owners’ equity resulting from operations	2,045,348	(3,873,757)	1,008,800	(1,572,153)	42,047	(17,145)	1,989,128	(3,613,510)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	863,669	1,041,503	248,450	254,804	19	(45)	543,048	417,586
Transfers between funds	(224,665)	244,305	518,265	(317,724)	99,663	85,962	909,392	(1,200,348)
Surrenders (note 6)	(389,024)	(293,697)	(352,465)	(87,532)	-	-	(215,313)	(243,005)
Death benefits (note 4)	(1,166)	(63,349)	(2,924)	-	(636)	-	(5,865)	-
Net policy repayments (loans) (note 5)	(112,640)	(56,607)	(11,580)	-	-	-	(68,935)	(29,337)
Deductions for surrender charges (note 2d)	(39,693)	(34,396)	-	-	-	-	(5,637)	(13,881)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(412,959)	(430,515)	(78,972)	(70,001)	(2,034)	(641)	(208,344)	(232,057)
Asset charges (note 3):
FPVUL & VEL contracts	(27,852)	(32,483)	(363)	-	-	-	(12,685)	(17,056)
MSP contracts	(963)	(1,242)	-	-	-	-	(626)	(854)
SL contracts or LSFP contracts	(3,961)	(8,155)	-	-	-	-	(3,100)	(4,523)
Adjustments to maintain reserves	(1,417)	(363)	32	356	5	(14)	105	(359)

Net equity transactions	(350,671)	365,001	320,443	(220,097)	97,017	85,262	932,040	(1,323,834)

Net change in contract owners’ equity	1,694,677	(3,508,756)	1,329,243	(1,792,250)	139,064	68,117	2,921,168	(4,937,344)
Contract owners’ equity beginning of period	7,796,888	11,305,644	3,286,714	5,078,964	68,117	-	2,758,868	7,696,212

Contract owners’ equity end of period	$9,491,565	7,796,888	4,615,957	3,286,714	207,181	68,117	5,680,036	2,758,868

CHANGES IN UNITS:
Beginning units	560,057	545,164	381,137	393,948	9,508	-	275,997	364,400
Units purchased	69,493	73,627	86,958	106,273	14,344	9,583	94,539	39,126
Units redeemed	(103,255)	(58,734)	(53,020)	(119,084)	(352)	(75)	(41,380)	(127,529)

Ending units	526,295	560,057	415,075	381,137	23,500	9,508	329,156	275,997

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	TIF		TIF2		TIF3		FTVGI2
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$55,755	66,199	341,266	320,223	175,850	164,729	289,491	20,598
Realized gain (loss) on investments	(81,845)	(31,498)	(3,399,112)	26,260	(726,575)	(71,704)	(32,038)	(1)
Change in unrealized gain (loss) on investments	438,313	(1,488,551)	6,489,010	(9,427,721)	1,930,983	(3,947,571)	52,782	(4,244)
Reinvested capital gains	62,378	239,532	451,291	1,441,783	212,562	635,903	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	474,601	(1,214,318)	3,882,455	(7,639,455)	1,592,820	(3,218,643)	310,235	16,353

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	41	-	806,566	848,633	522,616	719,233	164,993	553,199
Transfers between funds	(87,521)	(351,962)	(1,161,518)	(2,730,461)	(570,054)	454,678	1,083,600	466,055
Surrenders (note 6)	(60,255)	(79,037)	(1,201,312)	(2,772,588)	(439,480)	(197,681)	(2,269)	(252)
Death benefits (note 4)	-	-	(58,838)	(37,130)	(584)	(608)	(2,761)	-
Net policy repayments (loans) (note 5)	(16,520)	(41,203)	731,642	(6,035)	(19,199)	(16,792)	126	214
Deductions for surrender charges (note 2d)	(3,956)	(5,221)	-	-	(21,871)	(18,517)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(58,983)	(76,321)	(166,754)	(155,830)	(239,699)	(273,111)	(40,404)	(11,492)
Asset charges (note 3):
FPVUL & VEL contracts	(5,002)	(7,701)	-	-	(14,566)	(18,536)	(207)	-
MSP contracts	(382)	(462)	-	-	(262)	(614)	-	-
SL contracts or LSFP contracts	(1,084)	(1,821)	-	-	(6,844)	(5,795)	-	-
Adjustments to maintain reserves	132	(348)	15	(3,716)	(308)	(295)	25	(44)

Net equity transactions	(233,529)	(564,076)	(1,050,199)	(4,857,127)	(790,251)	641,962	1,203,103	1,007,680

Net change in contract owners’ equity	241,072	(1,778,394)	2,832,256	(12,496,582)	802,569	(2,576,681)	1,513,338	1,024,033
Contract owners’ equity beginning of period	1,457,331	3,235,725	10,002,357	22,498,939	4,741,936	7,318,617	1,024,033	-

Contract owners’ equity end of period	$1,698,403	1,457,331	12,834,613	10,002,357	5,544,505	4,741,936	2,537,371	1,024,033

CHANGES IN UNITS:
Beginning units	99,305	131,776	740,460	991,386	502,570	462,356	94,925	-
Units purchased	9	-	106,764	90,226	49,905	86,001	108,351	96,058
Units redeemed	(15,048)	(32,471)	(152,623)	(341,152)	(124,164)	(45,787)	(4,640)	(1,133)

Ending units	84,266	99,305	694,601	740,460	428,311	502,570	198,636	94,925

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FTVGI3		FTVFA2		GVMCE		SBVSG
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$1,010,310	233,513	6,436	3,349	648,737	425,924	(506)	(165)
Realized gain (loss) on investments	(194,950)	178,655	(33,732)	(1,684)	(7,867,883)	(10,481,013)	(18,609)	(10,891)
Change in unrealized gain (loss) on investments	312,003	(225,501)	83,885	(42,263)	18,839,243	(14,754,743)	104,712	(44,922)
Reinvested capital gains	-	-	-	3,322	-	103,156	-	724

Net increase (decrease) in contract owners’ equity resulting from operations	1,127,363	186,667	56,589	(37,276)	11,620,097	(24,706,676)	85,597	(55,254)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	590,036	486,537	36,283	5,786	1,476,811	2,501,850	1,939	628
Transfers between funds	(678,613)	2,901,911	118,482	151,723	(1,551,525)	(14,131,346)	100,339	162,834
Surrenders (note 6)	(703,025)	(241,708)	(18,028)	-	(2,223,541)	(2,264,344)	(7,889)	-
Death benefits (note 4)	(226)	(6,220)	-	-	(76,838)	(98,115)	-	-
Net policy repayments (loans) (note 5)	1,895	(73,593)	(783)	(778)	(5,807)	(533,852)	(6,076)	-
Deductions for surrender charges (note 2d)	(8,038)	(6,389)	(140)	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(347,645)	(257,301)	(10,828)	(3,084)	(664,105)	(807,319)	(8,102)	(1,728)
Asset charges (note 3):
FPVUL & VEL contracts	(21,288)	(16,181)	(851)	(265)	-	-	(3)	-
MSP contracts	(685)	(600)	(29)	(16)	-	-	-	-
SL contracts or LSFP contracts	(4,316)	(3,196)	(109)	-	-	-	-	-
Adjustments to maintain reserves	139	(253)	8	(7)	211	296	5	(16)

Net equity transactions	(1,171,766)	2,783,007	124,005	153,359	(3,044,794)	(15,332,830)	80,213	161,718

Net change in contract owners’ equity	(44,403)	2,969,674	180,594	116,083	8,575,303	(40,039,506)	165,810	106,464
Contract owners’ equity beginning of period	6,446,506	3,476,832	116,083	-	37,957,648	77,997,154	106,464	-

Contract owners’ equity end of period	$6,402,103	6,446,506	296,677	116,083	46,532,951	37,957,648	272,274	106,464

CHANGES IN UNITS:
Beginning units	490,278	280,836	17,440	-	2,832,966	3,657,366	18,197	-
Units purchased	60,991	255,186	19,878	18,023	150,600	400,664	18,130	18,423
Units redeemed	(141,026)	(45,744)	(3,098)	(583)	(372,337)	(1,225,064)	(3,650)	(226)

Ending units	410,243	490,278	34,220	17,440	2,611,229	2,832,966	32,677	18,197

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	BNCAI		AMGP		AMINS		AMCG
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$(21,202)	(31,367)	13,816	52,323	-	-	(14,212)	(20,752)
Realized gain (loss) on investments	(1,758,205)	(1,077,710)	(1,542,769)	607,105	(1,466,302)	(131,792)	3,341,833	2,433,292
Change in unrealized gain (loss) on investments	4,837,859	(4,879,350)	2,680,187	(5,426,146)	1,820,124	(1,655,919)	1,225,579	(23,546,784)
Reinvested capital gains	-	623,887	-	386,741	-	(47)	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,058,452	(5,364,540)	1,151,234	(4,379,977)	353,822	(1,787,758)	4,553,200	(21,134,244)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	656,234	630,425	244,183	533,544	65,299	240,129	1,056,999	2,145,143
Transfers between funds	347,031	(3,146,668)	(5,838,657)	(828,918)	(2,205,412)	(330,601)	(19,239,794)	702,907
Surrenders (note 6)	(662,978)	(85,809)	(819,973)	(580,792)	(116,343)	(109,755)	(5,616,544)	(2,500,205)
Death benefits (note 4)	(14,320)	(17,260)	(4,578)	(1,810)	-	-	(84,081)	(94,449)
Net policy repayments (loans) (note 5)	(148,984)	(48,609)	77,234	(11,762)	(7,532)	(76,321)	(50,813)	(149,167)
Deductions for surrender charges (note 2d)	-	-	(13,343)	(16,272)	(3,413)	(3,815)	(51,831)	(78,775)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(194,251)	(218,704)	(245,140)	(425,209)	(70,693)	(128,360)	(1,177,096)	(1,780,702)
Asset charges (note 3):
FPVUL & VEL contracts	(379)	-	(12,303)	(28,304)	(3,768)	(9,210)	(38,528)	(91,519)
MSP contracts	-	-	(233)	(677)	(171)	(622)	(701)	(1,799)
SL contracts or LSFP contracts	-	-	(1,082)	(2,722)	(801)	(2,035)	(5,686)	(14,571)
Adjustments to maintain reserves	114	(819)	113	(406)	66	(18)	174	(905)

Net equity transactions	(17,533)	(2,887,444)	(6,613,779)	(1,363,328)	(2,342,769)	(420,608)	(25,207,900)	(1,864,042)

Net change in contract owners’ equity	3,040,919	(8,251,984)	(5,462,545)	(5,743,305)	(1,988,947)	(2,208,366)	(20,654,700)	(22,998,286)
Contract owners’ equity beginning of period	7,597,766	15,849,750	7,030,294	12,773,599	1,988,947	4,197,313	26,235,936	49,234,222

Contract owners’ equity end of period	$10,638,685	7,597,766	1,567,749	7,030,294	-	1,988,947	5,581,236	26,235,936

CHANGES IN UNITS:
Beginning units	647,462	819,894	551,770	633,674	248,009	280,340	2,207,124	2,319,260
Units purchased	117,245	120,270	21,595	59,167	9,142	33,317	82,822	273,625
Units redeemed	(108,802)	(292,702)	(448,451)	(141,071)	(257,151)	(65,648)	(1,752,689)	(385,761)

Ending units	655,905	647,462	124,914	551,770	-	248,009	537,257	2,207,124

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	AMTP		AMRI		AMRS		AMFAS
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$39,264	73,355	38,852	37,123	-	9,627	(1,318)	(1,252)
Realized gain (loss) on investments	(8,477,055)	(421,355)	(406,048)	(505,252)	(397,742)	(21,349)	(528,882)	(90,339)
Change in unrealized gain (loss) on investments	11,536,812	(11,677,741)	1,298,460	(828,907)	561,579	(533,333)	842,176	(721,945)
Reinvested capital gains	182,659	2,415,975	37,516	7,577	-	2,094	-	57,762

Net increase (decrease) in contract owners’ equity resulting from operations	3,281,680	(9,609,766)	968,780	(1,289,459)	163,837	(542,961)	311,976	(755,774)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	480,946	837,423	48,189	56,676	38,424	138,819	128,971	101,816
Transfers between funds	(8,041,260)	(1,868,595)	23,956	2,466,371	(867,123)	(65,723)	169,724	(109,239)
Surrenders (note 6)	(398,408)	(1,781,243)	(43,936)	(35,429)	(3,652)	(24,804)	(113,078)	(31,777)
Death benefits (note 4)	(21,709)	(8,738)	-	-	(2,977)	(11,532)	(663)	(1,645)
Net policy repayments (loans) (note 5)	42,842	(12,816)	-	(21)	(5,884)	1,302	(7,919)	(3,328)
Deductions for surrender charges (note 2d)	(32,388)	(42,668)	-	-	(474)	(2,907)	(11,367)	(3,025)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(352,221)	(665,429)	(45,605)	(30,345)	(21,295)	(41,760)	(47,203)	(42,162)
Asset charges (note 3):
FPVUL & VEL contracts	(17,253)	(42,886)	(311)	-	(1,633)	(3,872)	(2,829)	(2,992)
MSP contracts	(454)	(1,254)	-	-	(34)	(94)	-	(1)
SL contracts or LSFP contracts	(2,441)	(7,616)	-	-	(210)	(531)	(194)	(488)
Adjustments to maintain reserves	58	(450)	25	134	47	(180)	81	(233)

Net equity transactions	(8,342,287)	(3,594,272)	(17,682)	2,457,386	(864,811)	(11,282)	115,523	(93,074)

Net change in contract owners’ equity	(5,060,607)	(13,204,038)	951,098	1,167,927	(700,974)	(554,243)	427,499	(848,848)
Contract owners’ equity beginning of period	8,204,756	21,408,794	2,018,176	850,249	700,974	1,255,217	1,161,285	2,010,133

Contract owners’ equity end of period	$3,144,149	8,204,756	2,969,274	2,018,176	-	700,974	1,588,784	1,161,285

CHANGES IN UNITS:
Beginning units	900,619	1,122,738	353,171	80,562	97,268	94,148	125,689	131,640
Units purchased	167,718	82,274	28,237	315,418	5,889	16,313	39,463	20,799
Units redeemed	(832,396)	(304,393)	(25,989)	(42,809)	(103,157)	(13,193)	(24,683)	(26,750)

Ending units	235,941	900,619	355,419	353,171	-	97,268	140,469	125,689

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	AMSRS		OVGR		OVGS3		OVGS
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$49,340	78,334	146,045	8,313	288,133	261,264	813,761	845,558
Realized gain (loss) on investments	(593,019)	98,903	(2,935,835)	4,568,473	(1,112,664)	(289,295)	(5,381,641)	(965,153)
Change in unrealized gain (loss) on investments	1,138,345	(2,095,483)	31,182,105	(62,205,433)	5,057,893	(9,114,516)	17,448,044	(34,242,609)
Reinvested capital gains	-	267,832	-	-	275,295	1,150,196	842,392	4,220,261

Net increase (decrease) in contract owners’ equity resulting from operations	594,666	(1,650,414)	28,392,315	(57,628,647)	4,508,657	(7,992,351)	13,722,556	(30,141,943)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	207,791	309,947	5,012,399	7,344,776	2,218,664	2,684,561	1,219,956	2,401,717
Transfers between funds	(267,869)	(435,771)	(6,327,099)	(310,762)	(902,235)	(2,059,065)	(1,788,353)	(5,865,197)
Surrenders (note 6)	(493,708)	(85,548)	(6,494,378)	(7,454,657)	(1,036,224)	(829,253)	(1,726,010)	(1,776,719)
Death benefits (note 4)	-	(1,658)	(233,092)	(191,646)	(47,241)	(20,918)	(35,757)	(148,172)
Net policy repayments (loans) (note 5)	(92,047)	(81,048)	958,751	(1,111,356)	81,516	3,287	(273,864)	(262,820)
Deductions for surrender charges (note 2d)	(19,244)	(7,506)	(99,081)	(162,619)	(56,919)	(55,150)	(19,207)	(35,786)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(144,198)	(174,838)	(3,201,673)	(3,654,611)	(801,297)	(817,887)	(1,100,453)	(1,332,970)
Asset charges (note 3):
FPVUL & VEL contracts	(7,779)	(11,164)	(125,697)	(167,420)	(48,340)	(56,150)	(34,173)	(50,045)
MSP contracts	(739)	(1,448)	(3,289)	(4,585)	(1,051)	(1,449)	(1,169)	(1,529)
SL contracts or LSFP contracts	(1,681)	(2,360)	(15,394)	(22,589)	(8,804)	(10,451)	(5,913)	(9,177)
Adjustments to maintain reserves	(631)	(334)	(485)	5,396	114	(351)	765	468

Net equity transactions	(820,106)	(491,728)	(10,529,039)	(5,730,073)	(601,817)	(1,162,826)	(3,764,178)	(7,080,230)

Net change in contract owners’ equity	(225,440)	(2,142,142)	17,863,276	(63,358,720)	3,906,840	(9,155,177)	9,958,378	(37,222,173)
Contract owners’ equity beginning of period	2,514,513	4,656,655	69,378,533	132,737,253	11,649,501	20,804,678	38,670,134	75,892,307

Contract owners’ equity end of period	$2,289,073	2,514,513	87,241,809	69,378,533	15,556,341	11,649,501	48,628,512	38,670,134

CHANGES IN UNITS:
Beginning units	226,546	254,068	8,886,911	9,062,720	1,290,636	1,378,496	4,095,071	4,806,202
Units purchased	18,302	26,402	655,964	1,590,721	229,006	252,195	269,410	500,377
Units redeemed	(87,928)	(53,924)	(1,765,488)	(1,766,530)	(285,924)	(340,055)	(673,767)	(1,211,508)

Ending units	156,920	226,546	7,777,387	8,886,911	1,233,718	1,290,636	3,690,714	4,095,071

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	OVHI3		OVHI		OVGI		OVSC
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$-	58,804	-	149,441	459,271	504,633	30,280	23,275
Realized gain (loss) on investments	(754,547)	(159,257)	(470,256)	(166,191)	(799,855)	1,138,150	(494,419)	(97,250)
Change in unrealized gain (loss) on investments	976,180	(1,000,576)	557,363	(1,660,237)	6,382,896	(19,355,708)	1,681,672	(2,212,248)
Reinvested capital gains	-	-	-	-	-	2,237,977	-	258,437

Net increase (decrease) in contract owners’ equity resulting from operations	221,633	(1,101,029)	87,107	(1,676,987)	6,042,312	(15,474,948)	1,217,533	(2,027,786)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	303,261	419,209	72	(387)	2,179,467	3,363,400	454,245	450,600
Transfers between funds	100,991	341,131	(43,550)	(379,904)	(1,262,166)	(4,055,339)	142,242	(264,671)
Surrenders (note 6)	(69,967)	(49,336)	(17,592)	(66,422)	(1,636,677)	(1,730,646)	(209,982)	(307,661)
Death benefits (note 4)	(3,770)	(226)	(409)	(373)	(63,001)	(343,056)	(311)	(2,511)
Net policy repayments (loans) (note 5)	22,959	10,055	(16,487)	(26,706)	(91,065)	(378,172)	(83,858)	(1,699)
Deductions for surrender charges (note 2d)	(4,267)	(3,652)	(2,244)	(5,718)	(85,697)	(92,080)	(8,407)	(14,692)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(67,632)	(64,943)	(27,177)	(94,620)	(1,571,971)	(1,757,515)	(209,269)	(213,561)
Asset charges (note 3):
FPVUL & VEL contracts	(3,090)	(4,006)	(1,513)	(7,083)	(82,622)	(109,256)	(13,134)	(15,918)
MSP contracts	(61)	(160)	(68)	(240)	(2,675)	(4,122)	(240)	(199)
SL contracts or LSFP contracts	(628)	(1,233)	(218)	(907)	(10,206)	(13,912)	(2,664)	(2,812)
Adjustments to maintain reserves	28	(99)	19	(245)	151	159	(58)	(374)

Net equity transactions	277,824	646,740	(109,167)	(582,605)	(2,626,461)	(5,120,539)	68,564	(373,498)

Net change in contract owners’ equity	499,457	(454,289)	(22,060)	(2,259,592)	3,415,851	(20,595,487)	1,286,097	(2,401,284)
Contract owners’ equity beginning of period	484,221	938,510	429,509	2,689,101	23,251,715	43,847,202	3,073,867	5,475,151

Contract owners’ equity end of period	$983,678	484,221	407,449	429,509	26,667,566	23,251,715	4,359,964	3,073,867

CHANGES IN UNITS:
Beginning units	237,435	97,144	147,777	197,334	2,576,774	3,011,778	239,034	264,706
Units purchased	226,067	162,432	8	5	292,365	310,596	44,998	33,710
Units redeemed	(82,963)	(22,141)	(35,918)	(49,562)	(556,886)	(745,600)	(36,908)	(59,382)

Ending units	380,539	237,435	111,867	147,777	2,312,253	2,576,774	247,124	239,034

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	OVAG		OVSB		PMVAAA		PMVFBA
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$(12,026)	(23,328)	1,565	36,548	53,354	74,642	9,699	-
Realized gain (loss) on investments	(1,129,222)	1,727,853	(81,767)	(121,954)	47,363	(563,102)	81,133	-
Change in unrealized gain (loss) on investments	6,737,017	(21,121,810)	313,267	(132,574)	73,226	11,957	(19,563)	-
Reinvested capital gains	-	-	622	8,893	-	1,935	9,479	-

Net increase (decrease) in contract owners’ equity resulting from operations	5,595,769	(19,417,285)	233,687	(209,087)	173,943	(474,568)	80,748	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	2,281,640	3,038,005	60,260	(623)	54,772	70,000	30,965	-
Transfers between funds	(998,486)	(5,705,434)	498,766	1,191,878	86,878	(972,523)	569,719	-
Surrenders (note 6)	(1,698,953)	(2,170,737)	-	-	(30,321)	(22,724)	(1,511)	-
Death benefits (note 4)	(27,597)	(102,026)	(4,655)	-	(1,831)	(204)	(6,469)	-
Net policy repayments (loans) (note 5)	89,593	(106,937)	-	-	2,567	(3,240)	(11,451)	-
Deductions for surrender charges (note 2d)	(44,870)	(77,260)	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,343,048)	(1,671,852)	(11,502)	(9,149)	(18,658)	(29,399)	(22,331)	-
Asset charges (note 3):
FPVUL & VEL contracts	(62,798)	(91,808)	-	-	(39)	-	(1,688)	-
MSP contracts	(1,009)	(1,693)	-	-	-	-	(6)	-
SL contracts or LSFP contracts	(5,411)	(9,105)	-	-	-	-	(138)	-
Adjustments to maintain reserves	171	581	13	(30)	43	(400)	(118)	-

Net equity transactions	(1,810,767)	(6,898,266)	542,882	1,182,076	93,411	(958,490)	556,973	-

Net change in contract owners’ equity	3,785,002	(26,315,551)	776,569	972,989	267,354	(1,433,058)	637,721	-
Contract owners’ equity beginning of period	19,253,109	45,568,660	972,989	-	596,235	2,029,293	-	-

Contract owners’ equity end of period	$23,038,111	19,253,109	1,749,558	972,989	863,589	596,235	637,721	-

CHANGES IN UNITS:
Beginning units	2,739,147	3,363,248	114,461	-	52,891	151,384	-	-
Units purchased	298,331	291,129	60,896	115,419	16,170	11,263	61,891	-
Units redeemed	(577,089)	(915,230)	(1,794)	(958)	(5,989)	(109,756)	(4,096)	-

Ending units	2,460,389	2,739,147	173,563	114,461	63,072	52,891	57,795	-

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	PMVLDA		PMVRRA		PMVTRA		PIVEMI
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$1,401,981	1,728,311	1,939,994	2,059,317	10,160,514	7,218,261	7,824	148
Realized gain (loss) on investments	(157,572)	(419,197)	(68,919)	(2,023,389)	2,719,493	354,992	85,798	(56,494)
Change in unrealized gain (loss) on investments	1,291,678	(2,328,192)	6,383,343	(5,605,641)	6,413,613	(3,481,322)	380,336	(17,307)
Reinvested capital gains	2,576,351	711,450	2,826,272	93,651	6,877,332	3,186,763	-	11,846

Net increase (decrease) in contract owners’ equity resulting from operations	5,112,438	(307,628)	11,080,690	(5,476,062)	26,170,952	7,278,694	473,958	(61,807)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	2,234,772	1,692,096	3,726,517	3,887,102	10,285,511	8,598,401	114,246	74,918
Transfers between funds	16,938,777	(9,059,553)	4,070,896	11,568,776	42,752,222	7,194,947	618,567	136,504
Surrenders (note 6)	(2,689,673)	(1,479,864)	(2,559,305)	(2,661,467)	(16,959,592)	(7,588,144)	(6,359)	-
Death benefits (note 4)	(95,366)	(49,806)	(91,743)	(104,005)	(1,576,032)	(105,782)	-	-
Net policy repayments (loans) (note 5)	(145,433)	(1,047,811)	467,799	(166,404)	1,083,860	(98,628)	(906)	-
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(744,922)	(633,058)	(1,116,672)	(835,606)	(3,915,290)	(2,703,684)	(29,556)	(3,279)
Asset charges (note 3):
FPVUL & VEL contracts	(4,014)	-	(119)	-	(3,877)	-	(199)	-
MSP contracts	(168)	-	-	-	-	-	-	-
SL contracts or LSFP contracts	(771)	-	-	-	-	-	-	-
Adjustments to maintain reserves	(4,228)	(12,472)	(8,485)	1,190	(31,128)	(77,076)	(1)	(15)

Net equity transactions	15,488,974	(10,590,468)	4,488,888	11,689,586	31,635,674	5,220,034	695,792	208,128

Net change in contract owners’ equity	20,601,412	(10,898,096)	15,569,578	6,213,524	57,806,626	12,498,728	1,169,750	146,321
Contract owners’ equity beginning of period	36,778,910	47,677,006	59,874,205	53,660,681	170,153,203	157,654,475	146,321	-

Contract owners’ equity end of period	$57,380,322	36,778,910	75,443,783	59,874,205	227,959,829	170,153,203	1,316,071	146,321

CHANGES IN UNITS:
Beginning units	3,127,979	4,028,120	4,682,086	3,896,610	12,508,618	12,123,210	33,546	-
Units purchased	1,606,797	233,784	1,216,812	1,726,978	3,688,960	3,703,813	146,604	34,037
Units redeemed	(423,277)	(1,133,925)	(912,644)	(941,502)	(1,474,597)	(3,318,405)	(7,146)	(491)

Ending units	4,311,499	3,127,979	4,986,254	4,682,086	14,722,981	12,508,618	173,004	33,546

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	PIHYB1		PVGIB		PVTIGB		PVTSCB
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$1,158,417	1,197,941	17,919	16,107	-	47,275	39	-
Realized gain (loss) on investments	(2,909,377)	(963,927)	(138,463)	(108,274)	(426,118)	(277,605)	452	(5)
Change in unrealized gain (loss) on investments	8,661,414	(6,240,402)	299,375	(415,966)	715,663	(1,264,839)	756	(185)
Reinvested capital gains	-	144,329	-	138,494	-	363,224	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	6,910,454	(5,862,059)	178,831	(369,639)	289,545	(1,131,945)	1,247	(190)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	440,744	343,967	93,820	152,107	101,596	826,228	120	978
Transfers between funds	(360,962)	1,587,756	(38,269)	(96,968)	(109,102)	(427,634)	2,180	(307)
Surrenders (note 6)	(598,060)	(400,493)	(74,009)	(27,526)	(194,029)	(955,027)	-	-
Death benefits (note 4)	(58,486)	(21,596)	-	-	(1,238)	(963)	-	-
Net policy repayments (loans) (note 5)	19,307	(24,303)	23,772	(2,247)	(21,438)	(2,074)	-	-
Deductions for surrender charges (note 2d)	-	-	(4,235)	(6,914)	(8,810)	(6,331)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(244,445)	(191,582)	(49,122)	(57,215)	(68,256)	(85,874)	(137)	(128)
Asset charges (note 3):
FPVUL & VEL contracts	(135)	-	(2,773)	(3,453)	(4,147)	(6,457)	-	-
MSP contracts	-	-	(23)	(29)	(134)	(208)	-	-
SL contracts or LSFP contracts	-	-	(244)	(282)	(423)	(710)	-	-
Adjustments to maintain reserves	969	805	41	(161)	62	(231)	2	(3)

Net equity transactions	(801,068)	1,294,554	(51,041)	(42,688)	(305,919)	(659,281)	2,165	540

Net change in contract owners’ equity	6,109,386	(4,567,505)	127,790	(412,327)	(16,374)	(1,791,226)	3,412	350
Contract owners’ equity beginning of period	12,354,601	16,922,106	619,088	1,031,415	1,272,815	3,064,041	350	-

Contract owners’ equity end of period	$18,463,987	12,354,601	746,878	619,088	1,256,441	1,272,815	3,762	350

CHANGES IN UNITS:
Beginning units	1,112,104	982,886	63,826	65,188	98,334	132,680	65	-
Units purchased	221,563	310,809	9,538	9,737	6,093	8,842	495	126
Units redeemed	(295,533)	(181,591)	(14,047)	(11,099)	(26,544)	(43,188)	(28)	(61)

Ending units	1,038,134	1,112,104	59,317	63,826	77,883	98,334	532	65

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	PVVIB		PVTVB		VKVGR2		ROCMC
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$(142)	-	5,777	-	(1,279)	16,204	(73,599)	947,726
Realized gain (loss) on investments	3,470	-	7,386	(1,958)	(61,518)	(245,402)	(8,656,246)	(4,937,527)
Change in unrealized gain (loss) on investments	30,219	-	398,764	(127,926)	306,866	(97,237)	24,040,908	(22,022,108)
Reinvested capital gains	-	-	-	-	-	40,355	-	4,399,048

Net increase (decrease) in contract owners’ equity resulting from operations	33,547	-	411,927	(129,884)	244,069	(286,080)	15,311,063	(21,612,861)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	(2,876)	-	78,972	59,978	116,161	72,581	1,561,059	2,812,562
Transfers between funds	63,395	-	438,777	186,570	(29,428)	784,940	(1,815,279)	(4,277,856)
Surrenders (note 6)	-	-	(39,574)	(6,633)	(34,126)	(72,650)	(1,752,898)	(4,724,452)
Death benefits (note 4)	(226)	-	-	-	(3,820)	-	(544,550)	(71,800)
Net policy repayments (loans) (note 5)	-	-	7,212	(6,164)	(7,402)	-	759,368	(73,410)
Deductions for surrender charges (note 2d)	-	-	(3,660)	(2,842)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(646)	-	(45,182)	(29,124)	(22,515)	(13,354)	(539,587)	(630,156)
Asset charges (note 3):
FPVUL & VEL contracts	-	-	(2,343)	(1,707)	(149)	-	(283)	-
MSP contracts	-	-	(65)	(6)	-	-	-	-
SL contracts or LSFP contracts	-	-	(1,924)	(327)	-	-	-	-
Adjustments to maintain reserves	(1,102)	-	54	(108)	11	(115)	(318)	(3,199)

Net equity transactions	58,545	-	432,266	199,637	18,732	771,402	(2,332,488)	(6,968,311)

Net change in contract owners’ equity	92,092	-	844,193	69,753	262,801	485,322	12,978,575	(28,581,172)
Contract owners’ equity beginning of period	-	-	505,158	435,405	485,322	-	26,361,455	54,942,627

Contract owners’ equity end of period	$92,092	-	1,349,351	505,158	748,123	485,322	39,340,030	26,361,455

CHANGES IN UNITS:
Beginning units	-	-	54,796	29,740	99,311	-	1,954,973	2,306,592
Units purchased	7,139	-	42,015	32,166	35,801	114,455	181,540	315,681
Units redeemed	(472)	-	(7,505)	(7,110)	(26,622)	(15,144)	(288,653)	(667,300)

Ending units	6,667	-	89,306	54,796	108,490	99,311	1,847,860	1,954,973

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	ROCSC		TRBCG2		TREI2		TRHS2
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$(456)	436	(752)	3,046	940,663	1,539,466	(2,633)	(2,656)
Realized gain (loss) on investments	(26,692)	(27,914)	(358,102)	(59,502)	(12,130,552)	(6,172,572)	(185,395)	(144,836)
Change in unrealized gain (loss) on investments	102,125	(27,164)	1,319,164	(1,474,808)	25,683,362	(31,210,378)	545,834	(376,879)
Reinvested capital gains	-	9,209	-	-	-	2,480,253	-	15,673

Net increase (decrease) in contract owners’ equity resulting from operations	74,977	(45,433)	960,310	(1,531,264)	14,493,473	(33,363,231)	357,806	(508,698)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	67	(438)	198,132	299,965	2,952,172	4,232,449	101,670	5,594
Transfers between funds	115,780	135,434	(7,519)	1,147,780	242,104	(6,218,723)	(146,376)	1,786,033
Surrenders (note 6)	-	-	(144,897)	(344,940)	(3,799,863)	(2,795,104)	-	-
Death benefits (note 4)	(758)	-	(16,169)	(1,351)	(118,457)	(167,243)	(5,293)	-
Net policy repayments (loans) (note 5)	-	-	(23,045)	(12,096)	50,167	(658,239)	-	-
Deductions for surrender charges (note 2d)	-	-	(4,703)	(5,842)	(7,785)	(7,186)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(2,018)	(1,358)	(120,428)	(119,958)	(1,287,230)	(1,347,179)	(12,381)	(12,928)
Asset charges (note 3):
FPVUL & VEL contracts	-	-	(6,579)	(7,845)	(13,758)	(14,872)	-	-
MSP contracts	-	-	(368)	(532)	(771)	(983)	-	-
SL contracts or LSFP contracts	-	-	(2,911)	(1,777)	(2,135)	(2,366)	-	-
Adjustments to maintain reserves	3	(13)	(103)	(220)	(3,059)	(70,718)	13	(44)

Net equity transactions	113,074	133,625	(128,590)	953,184	(1,988,616)	(7,050,164)	(62,367)	1,778,655

Net change in contract owners’ equity	188,051	88,192	831,720	(578,080)	12,504,857	(40,413,395)	295,439	1,269,957
Contract owners’ equity beginning of period	88,192	-	2,384,405	2,962,485	58,759,665	99,173,060	1,269,957	-

Contract owners’ equity end of period	$276,243	88,192	3,216,125	2,384,405	71,264,522	58,759,665	1,565,396	1,269,957

CHANGES IN UNITS:
Beginning units	12,038	-	298,969	212,892	5,076,907	5,451,242	178,625	-
Units purchased	16,265	12,179	35,680	128,729	515,424	626,301	14,108	180,138
Units redeemed	(356)	(141)	(50,077)	(42,652)	(670,718)	(1,000,636)	(24,761)	(1,513)

Ending units	27,947	12,038	284,572	298,969	4,921,613	5,076,907	167,972	178,625

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	TRLT2		TRMCG2		TRNAG1		TRPSB1
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$55,596	59,606	(39,987)	(51,496)	(26,319)	(35,943)	7,974	11,390
Realized gain (loss) on investments	67,765	2,698	(4,004,691)	(2,479,227)	(1,964,836)	(1,376,218)	(95,706)	(66,200)
Change in unrealized gain (loss) on investments	35,191	(49,239)	10,715,898	(9,104,416)	6,203,128	(3,452,913)	185,158	(106,121)
Reinvested capital gains	-	-	20,964	1,211,901	-	491,458	-	2,733

Net increase (decrease) in contract owners’ equity resulting from operations	158,552	13,065	6,692,184	(10,423,238)	4,211,973	(4,373,616)	97,426	(158,198)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	148,224	112,013	677,001	925,312	829,411	1,106,652	81,170	73,353
Transfers between funds	(2,106,612)	919,477	(969,185)	(1,414,889)	1,877,527	(2,709,368)	(67,394)	606,784
Surrenders (note 6)	(107,960)	(11,282)	(583,311)	(361,231)	(982,155)	(347,867)	(61,621)	(144,521)
Death benefits (note 4)	-	(777)	(32,255)	(35,088)	(9,030)	(645)	(1,971)	-
Net policy repayments (loans) (note 5)	(16,473)	(48,259)	15,601	(566,879)	30,857	(121,973)	-	-
Deductions for surrender charges (note 2d)	(793)	(255)	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(66,353)	(60,809)	(260,321)	(273,589)	(233,956)	(190,490)	(14,220)	(20,264)
Asset charges (note 3):
FPVUL & VEL contracts	(4,778)	(3,616)	-	-	(305)	-	(70)	-
MSP contracts	(480)	(651)	-	-	-	-	-	-
SL contracts or LSFP contracts	(1,306)	(1,485)	-	-	-	-	-	-
Adjustments to maintain reserves	270	(177)	64	(241)	31	12,991	(261)	(2,376)

Net equity transactions	(2,156,260)	904,179	(1,152,406)	(1,726,605)	1,512,380	(2,250,700)	(64,367)	512,976

Net change in contract owners’ equity	(1,997,708)	917,244	5,539,778	(12,149,843)	5,724,353	(6,624,316)	33,059	354,778
Contract owners’ equity beginning of period	1,997,708	1,080,464	15,281,728	27,431,571	7,775,544	14,399,860	420,618	65,840

Contract owners’ equity end of period	$-	1,997,708	20,821,506	15,281,728	13,499,897	7,775,544	453,677	420,618

CHANGES IN UNITS:
Beginning units	177,875	97,460	1,081,279	1,163,522	925,249	1,054,646	55,304	6,060
Units purchased	8,132	92,195	51,631	106,871	302,701	215,604	20,259	66,190
Units redeemed	(186,007)	(11,780)	(117,016)	(189,114)	(157,018)	(345,001)	(30,288)	(16,946)

Ending units	-	177,875	1,015,894	1,081,279	1,070,932	925,249	45,275	55,304

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	VWEM		VWHA		VVB		VVDV
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$10,849	(14,781)	27,884	54,218	54,460	(1,229)	44,866	(1,565)
Realized gain (loss) on investments	(8,929,462)	(4,526,521)	(5,731,591)	(622,236)	(179,323)	(109,374)	(201,304)	(89,099)
Change in unrealized gain (loss) on investments	17,730,793	(23,938,240)	15,745,952	(21,816,757)	373,050	(135,377)	479,742	(387,618)
Reinvested capital gains	831,487	10,596,053	109,163	4,885,678	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	9,643,667	(17,883,489)	10,151,408	(17,499,097)	248,187	(245,980)	323,304	(478,282)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,448,691	2,007,668	1,953,824	1,902,431	133,418	(4,174)	73,249	(4,204)
Transfers between funds	791,663	(4,372,528)	3,007,379	2,478,714	91,677	1,179,310	241,922	1,501,460
Surrenders (note 6)	(1,024,271)	(768,579)	(1,391,062)	(2,488,620)	-	-	-	-
Death benefits (note 4)	(19,839)	(92,205)	(92,143)	(38,385)	(4,406)	-	(4,664)	-
Net policy repayments (loans) (note 5)	(2,966)	(447,465)	(265,454)	(214,120)	-	-	-	-
Deductions for surrender charges (note 2d)	(12,153)	(18,433)	(12,404)	(21,877)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(519,527)	(598,991)	(639,955)	(749,021)	(11,497)	(5,305)	(11,431)	(6,894)
Asset charges (note 3):
FPVUL & VEL contracts	(28,613)	(41,362)	(27,663)	(42,083)	-	-	-	-
MSP contracts	(498)	(669)	(759)	(1,151)	-	-	-	-
SL contracts or LSFP contracts	(3,977)	(4,921)	(4,360)	(7,456)	-	-	-	-
Adjustments to maintain reserves	(7,307)	7,501	2,162	4,091	17	(18)	14	(19)

Net equity transactions	621,202	(4,329,984)	2,529,565	822,523	209,209	1,169,813	299,090	1,490,343

Net change in contract owners’ equity	10,264,869	(22,213,473)	12,680,973	(16,676,574)	457,396	923,833	622,394	1,012,061
Contract owners’ equity beginning of period	8,724,410	30,937,883	17,689,833	34,366,407	923,833	-	1,012,061	-

Contract owners’ equity end of period	$18,989,279	8,724,410	30,370,806	17,689,833	1,381,229	923,833	1,634,455	1,012,061

CHANGES IN UNITS:
Beginning units	618,949	783,472	741,155	774,780	119,040	-	156,479	-
Units purchased	152,569	90,758	181,584	138,968	38,459	119,655	45,488	157,366
Units redeemed	(146,659)	(255,281)	(133,422)	(172,593)	(12,385)	(615)	(2,450)	(887)

Ending units	624,859	618,949	789,317	741,155	145,114	119,040	199,517	156,479

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	VVI		VVMCI		VVSTC		WRASP
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$91,329	(3,937)	35,587	(3,403)	100,837	(2,912)	121	1,774
Realized gain (loss) on investments	(570,258)	(532,712)	(588,270)	(360,620)	(4,977)	(52,078)	(24,263)	(14,830)
Change in unrealized gain (loss) on investments	1,513,119	(1,233,518)	1,336,235	(898,879)	246,123	(73,797)	330,887	(89,911)
Reinvested capital gains	-	-	101,879	-	12,942	-	62,302	33,568

Net increase (decrease) in contract owners’ equity resulting from operations	1,034,190	(1,770,167)	885,431	(1,262,902)	354,925	(128,787)	369,047	(69,399)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	158,175	(23,058)	84,263	(10,909)	50,280	1,416	339,871	25,757
Transfers between funds	375,772	3,961,815	342,626	3,232,018	751,457	2,474,769	3,589,076	441,048
Surrenders (note 6)	-	-	-	-	-	-	(31,207)	(133)
Death benefits (note 4)	(10,563)	-	(9,499)	-	(10,339)	-	(4,323)	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	(15,738)	(2,079)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(25,633)	(17,240)	(23,326)	(14,818)	(27,225)	(13,426)	(81,751)	(5,092)
Asset charges (note 3):
FPVUL & VEL contracts	-	-	-	-	-	-	(2,577)	-
MSP contracts	-	-	-	-	-	-	(94)	-
SL contracts or LSFP contracts	-	-	-	-	-	-	(441)	-
Adjustments to maintain reserves	23	(36)	4	(28)	(7)	(6)	10	(149)

Net equity transactions	497,774	3,921,481	394,068	3,206,263	764,166	2,462,753	3,792,826	459,352

Net change in contract owners’ equity	1,531,964	2,151,314	1,279,499	1,943,361	1,119,091	2,333,966	4,161,873	389,953
Contract owners’ equity beginning of period	2,151,314	-	1,943,361	-	2,333,966	-	389,953	-

Contract owners’ equity end of period	$3,683,278	2,151,314	3,222,860	1,943,361	3,453,057	2,333,966	4,551,826	389,953

CHANGES IN UNITS:
Beginning units	388,890	-	329,815	-	243,364	-	46,516	-
Units purchased	91,459	391,257	65,829	331,699	77,198	244,739	400,426	47,251
Units redeemed	(13,067)	(2,367)	(5,182)	(1,884)	(3,677)	(1,375)	(13,012)	(735)

Ending units	467,282	388,890	390,462	329,815	316,885	243,364	433,930	46,516

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	WRGP		WRRESP		WRSTP		SVDF
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$1,688	(626)	13,826	1,837	(1,918)	(837)	(807)	(266)
Realized gain (loss) on investments	(133,903)	(36,095)	(16,435)	(81,141)	(56,620)	(46,103)	(104,336)	(30,313)
Change in unrealized gain (loss) on investments	323,926	(167,825)	261,570	(66,352)	302,917	(187,296)	487,368	(195,789)
Reinvested capital gains	22,732	8,776	-	6,363	45,120	24,938	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	214,443	(195,770)	258,961	(139,293)	289,499	(209,298)	382,225	(226,368)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	56,691	5,435	25,094	7,209	39,226	72,014	616,594	615,569
Transfers between funds	77,182	587,958	373,198	249,341	81,080	806,472	(48,986)	581,802
Surrenders (note 6)	(14,299)	(196)	(10,285)	(8,175)	(10,983)	(53)	-	-
Death benefits (note 4)	(4,802)	-	(440)	-	(1,273)	-	-	-
Net policy repayments (loans) (note 5)	(879)	-	(7,017)	-	(2,344)	(527)	-	-
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(13,598)	(5,434)	(17,149)	(4,992)	(18,408)	(8,362)	(38,767)	(11,578)
Asset charges (note 3):
FPVUL & VEL contracts	(107)	-	(51)	-	(62)	-	(1,758)	-
MSP contracts	-	-	-	-	-	-	-	-
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	27	5,695	20	(152)	19	(79)	20	(385)

Net equity transactions	100,215	593,458	363,370	243,231	87,255	869,465	527,103	1,185,408

Net change in contract owners’ equity	314,658	397,688	622,331	103,938	376,754	660,167	909,328	959,040
Contract owners’ equity beginning of period	634,171	236,483	255,376	151,438	664,731	4,564	959,040	-

Contract owners’ equity end of period	$948,829	634,171	877,707	255,376	1,041,485	664,731	1,868,368	959,040

CHANGES IN UNITS:
Beginning units	64,648	15,662	31,929	12,120	98,930	448	175,360	-
Units purchased	29,205	49,475	70,388	22,910	14,731	99,627	83,123	177,334
Units redeemed	(17,786)	(489)	(13,272)	(3,101)	(5,647)	(1,145)	(14,924)	(1,974)

Ending units	76,067	64,648	89,045	31,929	108,014	98,930	243,559	175,360

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	SVOF		WFVSCG		OGMVP		WIEP
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$(13,388)	388,022	(4,336)	(1,482)	3,283	2,450	4,120	31,916
Realized gain (loss) on investments	(8,660,730)	(955,001)	(191,163)	(236,374)	(193,176)	(3,630)	93,379	103,019
Change in unrealized gain (loss) on investments	13,914,162	(13,787,129)	1,103,171	(329,646)	185,593	(115,404)	52,379	(1,064,586)
Reinvested capital gains	-	4,767,838	-	195,059	-	41,787	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	5,240,044	(9,586,270)	907,672	(372,443)	(4,300)	(74,797)	149,878	(929,651)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	564,750	1,218,192	146,510	28,552	4	(7)	60,794	93,414
Transfers between funds	(10,519,279)	(2,983,915)	2,020,761	1,088,648	(129,708)	67	(1,259,905)	(139,771)
Surrenders (note 6)	(285,874)	(873,707)	(35,852)	-	-	-	(48,578)	(94,130)
Death benefits (note 4)	(11,958)	(22,889)	(1,254)	-	(70)	(127)	(3,223)	(33,988)
Net policy repayments (loans) (note 5)	(11,707)	(48,236)	48	-	-	-	9,172	(6,551)
Deductions for surrender charges (note 2d)	(19,294)	(56,570)	-	-	-	-	-	(212)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(473,961)	(745,101)	(56,397)	(11,689)	(637)	(1,727)	(38,406)	(73,440)
Asset charges (note 3):
FPVUL & VEL contracts	(20,486)	(45,030)	(1,097)	-	-	-	(2,429)	(5,754)
MSP contracts	(466)	(1,029)	(60)	-	-	-	(218)	(542)
SL contracts or LSFP contracts	(3,725)	(8,489)	(243)	-	-	-	(232)	(1,646)
Adjustments to maintain reserves	92	(450)	9	751	14	(28)	36	(302)

Net equity transactions	(10,781,909)	(3,567,224)	2,072,425	1,106,262	(130,397)	(1,822)	(1,282,989)	(262,922)

Net change in contract owners’ equity	(5,541,865)	(13,153,494)	2,980,097	733,819	(134,697)	(76,619)	(1,133,111)	(1,192,573)
Contract owners’ equity beginning of period	13,859,973	27,013,467	733,819	-	134,697	211,316	1,134,351	2,326,924

Contract owners’ equity end of period	$8,318,108	13,859,973	3,713,916	733,819	-	134,697	1,240	1,134,351

CHANGES IN UNITS:
Beginning units	1,600,488	1,866,960	130,587	-	10,719	10,832	105,435	127,440
Units purchased	113,035	108,819	313,709	138,794	6	1	4,315	5,441
Units redeemed	(1,055,324)	(375,291)	(10,971)	(8,207)	(10,725)	(114)	(109,657)	(27,446)

Ending units	658,199	1,600,488	433,325	130,587	-	10,719	93	105,435

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	WVCP		BF		SGRF		PVOEGB
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$6,746	8,140	94,608	383,052	(406)	(2,953)	(16)	(101)
Realized gain (loss) on investments	(125,903)	15,559	(4,616,970)	(61,898)	(3,918,506)	413,441	(6,492)	(17,966)
Change in unrealized gain (loss) on investments	196,067	(292,705)	4,327,370	(6,090,269)	4,212,112	(7,610,626)	7,288	(7,288)
Reinvested capital gains	-	-	-	1,615,670	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	76,910	(269,006)	(194,992)	(4,153,445)	293,200	(7,200,138)	780	(25,355)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	27,857	32,466	336,393	1,052,975	331,413	1,115,813	158	8
Transfers between funds	(353,737)	(51,855)	(10,323,170)	(1,782,086)	(8,103,398)	(1,251,125)	(35,513)	60,750
Surrenders (note 6)	(36,911)	(21,312)	(207,622)	(1,076,197)	(265,724)	(1,098,547)	-	-
Death benefits (note 4)	-	(1,092)	(19,918)	(205,108)	(21,835)	(72,248)	(48)	-
Net policy repayments (loans) (note 5)	16,372	(405)	87,760	(19,186)	39,812	(269,843)	-	-
Deductions for surrender charges (note 2d)	-	(373)	(6,951)	(16,932)	(12,947)	(35,685)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(17,632)	(21,975)	(233,203)	(669,162)	(203,602)	(724,726)	(293)	(496)
Asset charges (note 3):
FPVUL & VEL contracts	(1,171)	(1,809)	(8,864)	(35,434)	(8,583)	(41,647)	-	-
MSP contracts	(8)	(11)	(312)	(1,427)	(216)	(1,178)	-	-
SL contracts or LSFP contracts	(10)	(34)	(1,832)	(8,243)	(1,184)	(6,027)	-	-
Adjustments to maintain reserves	(3,937)	(115)	45,482	535	7,252	(361)	16	(7)

Net equity transactions	(369,176)	(66,515)	(10,332,238)	(2,760,265)	(8,239,012)	(2,385,574)	(35,680)	60,255

Net change in contract owners’ equity	(292,266)	(335,521)	(10,527,230)	(6,913,710)	(7,945,812)	(9,585,712)	(34,900)	34,900
Contract owners’ equity beginning of period	292,469	627,990	10,527,230	17,440,940	7,945,812	17,531,524	34,900	-

Contract owners’ equity end of period	$203	292,469	-	10,527,230	-	7,945,812	-	34,900

CHANGES IN UNITS:
Beginning units	39,119	44,824	1,018,519	1,263,008	930,055	1,115,074	6,380	-
Units purchased	3,509	3,054	293,304	100,580	36,753	130,643	6,302	6,441
Units redeemed	(42,608)	(8,759)	(1,311,823)	(345,069)	(966,808)	(315,662)	(12,682)	(61)

Ending units	20	39,119	-	1,018,519	-	930,055	-	6,380

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	WGIP
	2009	2008
Investment activity:
Net investment income (loss)	$67,002	39,235
Realized gain (loss) on investments	(525,886)	(69,942)
Change in unrealized gain (loss) on investments	664,850	(661,518)
Reinvested capital gains	-	125,539

Net increase (decrease) in contract owners’ equity resulting from operations	205,966	(566,686)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	326,528	89,615
Transfers between funds	(1,151,660)	(29,496)
Surrenders (note 6)	(11,879)	(72,339)
Death benefits (note 4)	(657)	(22,535)
Net policy repayments (loans) (note 5)	(8,264)	(30,028)
Deductions for surrender charges (note 2d)	(1,052)	(696)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(46,279)	(55,773)
Asset charges (note 3):
FPVUL & VEL contracts	(2,382)	(3,899)
MSP contracts	(64)	(131)
SL contracts or LSFP contracts	(740)	(1,343)
Adjustments to maintain reserves	(277,596)	(115)

Net equity transactions	(1,174,045)	(126,740)

Net change in contract owners’ equity	(968,079)	(693,426)
Contract owners’ equity beginning of period	968,079	1,661,505

Contract owners’ equity end of period	$-	968,079

CHANGES IN UNITS:
Beginning units	83,554	90,762
Units purchased	5,160	18,196
Units redeemed	(88,714)	(25,404)

Ending units	-	83,554

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS

December 31, 2009 and 2008

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VLI Separate Account-4 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on December 3, 1997. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Company offers Flexible Premium, Modified Single Premium, Variable Executive Life and Survivorship Life Variable Life Insurance Policies through the Account. The primary distribution for contracts is through wholesalers and brokers.

(b) The Contracts

Only contracts with a front-end sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

With certain exceptions, contract owners may invest in the following:

AMERICAN FUNDS GROUP (THE)

Asset Allocation Fund - Class 2 (AMVAA2)

Bond Fund - Class 2 (AMVBD2)

Global Small Capitalization Fund - Class 2 (AMVGS2)

Growth Fund - Class 2 (AMVGR2)

BLACKROCK FUNDS

Large Cap Core V.I. Fund - Class II (MLVLC2)

Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class II (MLVGA2)

CALVERT FUNDS

Variable Series, Inc. - Social Equity Portfolio (CVSSE)

CREDIT SUISSE ASSET MANAGEMENT

Credit Suisse Trust - International Equity Flex III Portfolio (CSIEF3)

U.S. Equity Flex I Portfolio (WSCP)

DAVIS FUNDS

Variable Account Fund, Inc. - Value Portfolio (DAVVL)

FIDELITY INVESTMENTS

VIP Fund - VIP Freedom Fund 2015 Portfolio - Service Class 2 (FF15S2)*

VIP Fund - VIP Freedom Fund 2025 Portfolio - Service Class 2 (FF25S2)*

J.P. MORGAN INVESTMENT MANAGEMENT INC.

Insurance Trust - Insurance Trust Diversified Mid Cap Growth Portfolio 1 (OGGO)

Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)

JPMorgan Insurance Trust Balanced Portfolio 1 (OGAA)*

JPMorgan Insurance Trust Core Bond Portfolio 1 (OGBDP)*

JPMorgan Insurance Trust Equity Index Portfolio 1 (OGEI)*

JPMorgan Insurance Trust Intrepid Growth Portfolio - Class 1 (OGLG)*

JPMorgan Insurance Trust Intrepid Mid Cap Portfolio 1 (OGDMP)*

JPMorgan Insurance Trust U.S. Equity Portfolio 1 (OGDEP)*

JANUS FUNDS

Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)

Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)

Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)

Janus Aspen Series - INTECH Risk-Managed Core Portfolio - Service Shares (JARLCS)*

Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)

Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)

LORD ABBETT FUNDS

Series Fund - Mid Cap Value Portfolio - Class VC (LOVMCV)

MASSACHUSETTS FINANCIAL SERVICES CO.

Investors Growth Stock Series - Initial Class (MIGIC)

Research International Series - Service Class (MVRISC)

Value Series - Initial Class (MVFIC)

Value Series - Service Class (MVFSC)

Variable Insurance Trust II - International Value Portfolio - Service Class (MVIVSC)

MORGAN STANLEY

Core Plus Fixed Income Portfolio - Class I (MSVFI)

Emerging Markets Debt Portfolio - Class I (MSEM)

Emerging Markets Debt Portfolio - Class II (MSEMB)*

Mid Cap Growth Portfolio - Class II (MSVMG2)*

Mid Cap Growth Portfolio - class I (MSVMG)

The Universal Institutional Funds, Inc. - Capital Growth Portfolio - Class I (MSVEG)

U.S. Mid Cap Value Portfolio - Class I (MSVMV)*

U.S. Real Estate Portfolio - Class I (MSVRE)

NATIONWIDE FUNDS GROUP

AllianceBernstein NVIT Global Fixed Income Fund - Class III (NVAGF3)

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

American Funds NVIT Bond Fund - Class II (GVABD2)

American Funds NVIT Global Growth Fund - Class II (GVAGG2)

American Funds NVIT Growth Fund - Class II (GVAGR2)

American Funds NVIT Growth-Income Fund - Class II (GVAGI2)

Federated NVIT High Income Bond Fund - Class I (HIBF)

Federated NVIT High Income Bond Fund - Class III (HIBF3)

Gartmore NVIT Emerging Markets Fund - Class I (GEM)

Gartmore NVIT Emerging Markets Fund - Class III (GEM3)

Gartmore NVIT Global Utilities Fund - Class I (GVGU1)

Gartmore NVIT International Equity Fund - Class I (GIG)

Gartmore NVIT International Equity Fund - Class III (GIG3)

Gartmore NVIT International Equity Fund - Class VI (NVIE6)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

Gartmore NVIT Worldwide Leaders Fund - Class I (GEF)

Gartmore NVIT Worldwide Leaders Fund - Class III (GEF3)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)

Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)*

NVIT Cardinal Aggressive Fund - Class I (NVCRA1)

NVIT Cardinal Balanced Fund - Class I (NVCRB1)

NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)

NVIT Cardinal Conservative Fund - Class I (NVCCN1)

NVIT Cardinal Moderate Fund - Class I (NVCMD1)

NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)

NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)

NVIT Core Bond Fund - Class I (NVCBD1)

NVIT Core Plus Bond Fund - Class I (NVLCP1)

NVIT Fund - Class I (TRF)

NVIT Global Financial Services Fund - Class I (GVGF1)

NVIT Government Bond Fund - Class I (GBF)

NVIT Growth Fund - Class I (CAF)

NVIT Health Sciences Fund - Class I (GVGH1)

NVIT Health Sciences Fund - Class III (GVGHS)

NVIT International Index Fund - Class II (GVIX2)

NVIT International Index Fund - Class VI (GVIX6)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Leaders Fund - Class I (GVUS1)

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Mid Cap Index Fund - Class II (MCIF2)*

NVIT Money Market Fund - Class I (SAM)

NVIT Money Market Fund - Class V (SAM5)

NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)

NVIT Multi-Manager International Value Fund - Class I (GVDIVI)

NVIT Multi-Manager International Value Fund - Class III (GVDIV3)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)*

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Multi-Sector Bond Fund - Class I (MSBF)

NVIT Short Term Bond Fund - Class I (NVSTB1)

NVIT Short Term Bond Fund - Class II (NVSTB2)

NVIT Technology & Communications Fund - Class I (GGTC)

NVIT Technology & Communications Fund - Class III (GGTC3)

NVIT U.S. Growth Leaders Fund - Class I (GVUG1)

Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)

Templeton NVIT International Value Fund - Class III (NVTIV3)

Van Kampen NVIT Comstock Value Fund - Class I (EIF)

Van Kampen NVIT Real Estate Fund - Class I (NVRE1)

NEUBERGER & BERMAN MANAGEMENT, INC.

Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)

PIONEER INVESTMENTS

Variable Contracts Trust - High Yield VCT Portfolio - Class II Shares (PIHYB2)*

Portfolios of the AIM Variable Insurance Funds

V.I. Basic Value Fund - Series I (AVBVI)

V.I. Capital Appreciation Fund - Series I (AVCA)

V.I. Capital Development Fund - Series I (AVCDI)

V.I. International Growth Fund - Series I (AVIE)

V.I. Mid Cap Core Equity Fund - Series I (AVMCCI)*

Portfolios of the AllianceBernstein Variable Products Series Fund, Inc.

VPS Growth and Income Portfolio - Class A (ALVGIA)

VPS Growth and Income Portfolio - Class B (ALVGIB)*

VPS International Value Portfolio - Class A (ALVIVA)

VPS International Value Portfolio - Class B (ALVIVB)*

VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)

VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)*

Portfolios of the American Century Variable Portfolios, Inc.

VP Income & Growth Fund - Class I (ACVIG)

VP Inflation Protection Fund - Class II (ACVIP2)

VP International Fund - Class I (ACVI)

VP International Fund - Class III (ACVI3)*

VP Mid Cap Value Fund - Class I (ACVMV1)

VP Mid Cap Value Fund - Class II (ACVMV2)*

VP Ultra(R) Fund - Class I (ACVU1)

VP Value Fund - Class I (ACVV)

VP Value Fund - Class II (ACVV2)*

VP Vista(SM) Fund - Class I (ACVVS1)

VP Vista(SM) Fund - Class II (ACVVS2)*

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

Portfolios of the Dreyfus Investment Portfolios

MidCap Stock Portfolio - Initial Shares (DVMCS)

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

Stock Index Fund, Inc. - Initial Shares (DSIF)

Stock Index Fund, Inc. - Service Shares (DSIFS)*

The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)

Portfolios of the Dreyfus Variable Investment Fund

Appreciation Portfolio - Initial Shares (DCAP)

Appreciation Portfolio - Service Shares (DCAPS)*

Developing Leaders Portfolio - Initial Shares (DSC)

International Value Portfolio - Initial Shares (DVIV)

Portfolios of the DWS Investments Variable Insurance Trust

Small Cap Index VIP - Class A (BISCI)*

Variable Series II - Dreman Small Mid Cap Value VIP - Class B (SVSSVB)

Variable Series II - Strategic Value VIP - Class B (SVSHEB)

Portfolios of the Federated Insurance Series

Capital Appreciation Fund II - Primary Shares (FVCA2P)

Clover Value Fund II - Primary Shares (FALF)

Market Opportunity Fund II - Service Shares (FVMOS)

Quality Bond Fund II - Primary Shares (FQB)

Quality Bond Fund II - Service Shares (FQBS)*

Portfolios of the Fidelity (R Variable Insurance Products Fund FidelityR)

VIP Fund - Contrafund Portfolio - Service Class (FCS)

VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)

VIP Fund - Equity-Income Portfolio - Service Class (FEIS)

VIP Fund - Equity-Income Portfolio - Service Class 2 (FEI2)*

VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)

VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)

VIP Fund - Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)*

VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)

VIP Fund - Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)*

VIP Fund - Growth & Income Portfolio - Service Class (FGIS)

VIP Fund - Growth Opportunities Portfolio - Service Class (FGOS)

VIP Fund - Growth Portfolio - Service Class (FGS)

VIP Fund - Growth Portfolio - Service Class 2 (FG2)*

VIP Fund - High Income Portfolio - Service Class (FHIS)

VIP Fund - High Income Portfolio - Service Class R (FHISR)

VIP Fund - Index 500 Portfolio - Initial Class (FIP)

VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)

VIP Fund - Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)*

VIP Fund - Mid Cap Portfolio - Service Class (FMCS)

VIP Fund - Mid Cap Portfolio - Service Class 2 (FMC2)*

VIP Fund - Overseas Portfolio - Service Class (FOS)

VIP Fund - Overseas Portfolio - Service Class R (FOSR)

VIP Fund - Value Strategies Portfolio - Service Class (FVSS)

VIP Fund - VIP Freedom Fund 2015 Portfolio - Service Class (FF15S)

VIP Fund - VIP Freedom Fund 2025 Portfolio - Service Class (FF25S)

Portfolios of the Franklin Templeton Variable Insurance Products Trust

Franklin Income Securities Fund - Class 2 (FTVIS2)

Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)

Franklin Small Cap Value Securities Fund - Class 1 (FTVSVI)

Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)

Mutual Discovery Global Securities Fund - Class 2 (FTVMD2)

Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)

Templeton Foreign Securities Fund - Class 1 (TIF)

Templeton Foreign Securities Fund - Class 2 (TIF2)

Templeton Foreign Securities Fund - Class 3 (TIF3)

Templeton Global Bond Securities Fund - Class 2 (FTVGI2)

Templeton Global Bond Securities Fund - Class 3 (FTVGI3)

VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

Portfolios of the Goldman Sachs Variable Insurance Trust

Goldman Sachs VIT - Goldman Sachs Mid Cap Value Fund - Institutional Shares (GVMCE)

Portfolios of the Legg Mason Partners Variable Equity Trust

ClearBridge Variable Small Cap Growth Portfolio - Class I (SBVSG)

Portfolios of the Lincoln Variable Insurance Products Trust

Brandes International Equity Fund (MFBIE)*

Business Opportunity Value Fund (MFBOV)*

Frontier Capital Appreciation Fund (MFFCA)*

Lincoln VIP Trust - Baron Growth Opportunities Funds - Service Class (BNCAI)

M Large Cap Growth Fund (MFTCG)*

Portfolios of the Neuberger Berman Advisers Management Trust

Guardian Portfolio - I Class Shares (AMGP)

International Portfolio - S Class Shares (AMINS)*

Mid-Cap Growth Portfolio - I Class Shares (AMCG)

Partners Portfolio- I Class Shares (AMTP)

Regency Portfolio - I Class Shares (AMRI)

Regency Portfolio - S Class Shares (AMRS)*

Small-Cap Growth Portfolio - S Class Shares (AMFAS)

Socially Responsive Portfolio - I Class Shares (AMSRS)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

Portfolios of the Oppenheimer Variable Account Funds

Capital Appreciation Fund/VA - Service Class (OVCAFS)*

Capital Appreciation Fund/VA - Non-Service Shares (OVGR)

Global Securities Fund/VA - Class 3 (OVGS3)

Global Securities Fund/VA - Non-Service Shares (OVGS)

Global Securities Fund/VA - Service Class (OVGSS)*

High Income Fund/VA - Class 3 (OVHI3)

High Income Fund/VA - Non-Service Shares (OVHI)

Main Street Fund(R)/VA - Non-Service Shares (OVGI)

Main Street Small Cap Fund(R)/VA - Non-Service Shares (OVSC)

MidCap Fund/VA - Non-Service Shares (OVAG)

Strategic Bond Fund/VA - Non-Service Shares (OVSB)

Portfolios of the PIMCO Variable Insurance Trust

All Asset Portfolio - Administrative Class (PMVAAA)

Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)

Low Duration Portfolio - Administrative Class (PMVLDA)

Real Return Portfolio - Administrative Class (PMVRRA)

Total Return Portfolio - Administrative Class (PMVTRA)

Portfolios of the Pioneer Variable Contracts Trust

Variable Contracts Trust - Emerging Markets VCT Portfolio - Class I Shares (PIVEMI)

Variable Contracts Trust - High Yield VCT Portfolio - Class I Shares (PIHYB1)

Portfolios of the Putnam Variable Trust

Putnam VT Growth and Income Fund - IB Shares (PVGIB)

Putnam VT International Equity Fund - IB Shares (PVTIGB)

Putnam VT Small Cap Value Fund - IB Shares (PVTSCB)

Putnam VT Vista Fund - IB Shares (PVVIB)

Putnam VT Voyager Fund - IB Shares (PVTVB)

Portfolios of the Van Kampen - The Universal Institutional Funds, Inc.

Global Real Estate Portfolio - Class II (VKVGR2)

Portfolios of the Van Kampen Life Investment Trust

Capital Growth Portfolio - Class II (ACEG2)*

ROYCE CAPITAL FUNDS

Micro-Cap Portfolio - Investment Class (ROCMC)

Small-Cap Portfolio - Investment Class (ROCSC)

T. ROWE PRICE

Blue Chip Growth Portfolio - II (TRBCG2)

Equity Income Portfolio - II (TREI2)

Health Sciences Portfolio - II (TRHS2)

Limited-Term Bond Portfolio - II (TRLT2)*

Mid-Cap Growth Portfolio - II (TRMCG2)

New America Growth Portfolio (TRNAG1)

Personal Strategy Balanced Portfolio (TRPSB1)

VAN ECK ASSOCIATES CORPORATION

Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Initial Class (VWEM)

Worldwide Insurance Trust - Worldwide Hard Assets Fund - Initial Class (VWHA)

VANGUARD GROUP OF INVESTMENT COMPANIES

Vanguard(R) Variable Insurance Funds - Balanced Portfolio (VVB)

Vanguard(R) Variable Insurance Funds - Diversified Value Portfolio (VVDV)

Vanguard(R) Variable Insurance Funds - International Portfolio (VVI)

Vanguard(R) Variable Insurance Funds - Mid-Cap Index Portfolio (VVMCI)

Vanguard(R) Variable Insurance Funds - Short-Term Investment-Grade Portfolio (VVSTC)

WADDELL & REED, INC.

Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)

Ivy Fund Variable Insurance Portfolios, Inc. - Growth (WRGP)

Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities (WRRESP)

Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology (WRSTP)

WELLS FARGO FUNDS

Advantage Funds Variable Trust - VT Discovery Fund (SVDF)

Advantage Funds Variable Trust - VT Opportunity Fund (SVOF)

Advantage Funds Variable Trust - VT Small Cap Growth Fund (WFVSCG)

Z CLOSED FUNDS

International Equity Flex I Portfolio (obsolete) (WIEP)*

International Equity Flex II Portfolio (obsolete) (WVCP)*

Insurance Trust - Insurance Trust Diversified Mid Cap Value Portfolio 1 (obsolete) (OGMVP)*

J.P. Morgan NVIT Balanced Fund - Class I (obsolete) (BF)*

NVIT Mid Cap Growth Fund - Class I (obsolete) (SGRF)*

Putnam VT OTC & Emerging Growth Fund - IB Shares (obsolete) (PVOEGB)*

U.S. Equity Flex II Portfolio (obsolete) (WGIP)*

*	At December 31, 2009, contract owners were not invested in this fund.
The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain policy and asset charges (see notes 2 and 3). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company. A contract owner may choose from among a number of different underlying mutual fund options.

The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2009 of such funds, which represents fair value. The cost of investments sold is determined on a first in – first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Recently Issued Accounting Standards

In September 2006, the FASB issued FASB ASC 820, Fair Value Measurements and Disclosures (SFAS No. 157, Fair Value Measurements). FASB ASC 820 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements and also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. FASB ASC 820 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances.

FASB ASC 820 was effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Account adopted FASB ASC 820 effective January 1, 2008. The adoption of FASB ASC 820 did not have a material impact on the Account’s financial position or results of operations.

In September 2009 the FASB issued ASU 2009-12, which amends FASB ASC 820, Fair Value Measurements and Disclosures. This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis if the investment does not have a readily determinable fair value and the investee has attributes of an investment company. For these investments, this update allows, as a practical expedient, the use of net asset value (NAV) as the basis to estimate fair value as long as it is not probable, as of the measurement date that the investment will be sold and NAV is not the value that will be used in the sale. The NAVs must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally requires these investments to be measured at fair value. Additionally, the guidance provided updated disclosures for investments within its scope and noted that if the investor can redeem the investment with the investee on the measurement date at NAV, the investment should likely be classified as Level 2 in the fair value hierarchy. Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair value hierarchy. If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3. This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted. The Account adopted this guidance effective the period ending December 31, 2009. The adoption of this guidance did not have a material impact on the financial statements of the Account.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Policy Charges

(a) Deductions from Premium

For individual flexible premium and survivorship contracts, the Company deducts a minimum of 0.5% to a maximum of 7.5% of all premiums received to cover premium tax and sales expense. The Company may, at its sole discretion, reduce the sales loading portion of the premium load.

There are no deductions from premium on modified single premium contracts.

For the Corporate Series, the Company deducts a front-end sales load from each premium payment received to compensate us for our sales expenses and premium taxes, and certain actual expenses, including acquisition costs. The Company may reduce this charge where the size or nature of the group results in savings in sales, underwriting, or administrative costs. Variations due to differences in costs are determined in a manner not unfairly discriminatory to policy owners.

For Future Corporate Flexible Premium Variable Universal Life this charge is guaranteed not to exceed 12% (5.5% starting in the sixth policy year) from each premium payment received.

For Next Generation and Nationwide MarathonSM Corporate Owned Flexible Premium Variable Universal Life this charge is guaranteed not to exceed 10% from each premium payment received.

For the periods ended December 31, 2009 and 2008, total front-end sales charge deductions were $12,945,103 and $18,211,128, respectively and were recognized as a reduction of purchase payments on the Statement of Changes in Contract Owners’ Equity.

(b) Cost of Insurance

A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge varies widely and is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

(c) Administrative Charges

For The Best of America® Next Generation, Choice LifeSM and all flexible premium survivorship contracts, the Company currently deducts a minimum monthly administration charge of $5 per policy month to a maximum of $10 per policy month to recover policy maintenance, accounting, record keeping and other administrative expenses. These charges are assessed monthly against each contract by liquidating units. For The Best of America® Last Survivorship II and The Best of America® ChoiceLife Survivorship Life contracts, an administrative (per Specified Amount) charge is assessed to reimburse us for sales, underwriting, distribution and issuance costs. This charge is deducted from the policy’s Cash Value. During the first ten years from the Policy Date, the current monthly charge is $0.04 per $1,000 of Specified Amount, subject to a minimum charge of $20 and a maximum charge of $80 per month. These rates represent the maximum guaranteed charge for all years. After the tenth year from the Policy Date, the current monthly charge is $0.04 per $1,000 of Specified Amount, subject to a minimum charge of $20 and a maximum charge of $80 per month. These rates represent the maximum guaranteed charge for all years. After the tenth year from the Policy Date, the current monthly charge is $0.02 per $1,000 of Specified Amount with a $10 minimum and $40 maximum charge.

For The Best of America® ChoiceLifeSM Survivorship II and Next GenerationSM Survivorship Life contracts, the Company deducts a per $1,000 of Specified Amount charge for the first 3 policy years. This charge varies with the age of the insured and will not exceed $0.40 per $1,000 of Specified Amount. These charges are assessed monthly against each contract by liquidating units.

For modified single premium contracts, for all states other than New York, the Company currently deducts a minimum monthly administration charge of $10 per policy per month. The actual charge is determined by multiplying 0.30% on an annualized basis by the policy’s cash value. This charge may be reduced to 0.15% on an annualized basis for policy years 11 and later. In New York, this charge is assessed in all policy years, with a maximum charge of $7.50 per month. These charges are assessed monthly against each contract by liquidating units.

For ProtectionSM flexible premium contracts, the Company deducts a policy expense per $1,000 of Specified Amount charge for the first two policy years. This charge varies with the age of the insured and will not exceed $0.30 per $1,000 of Specified Amount. For last survivor contracts, the Company deducts a per $1,000 of Specified Amount charge for the first 3 policy years. This charge varies with the age of the insured and will not exceed $0.40 per $1,000 of Specified Amount. These charges are assessed monthly against each contract by liquidating units.

For the Corporate Series, the Company deducts a monthly administrative expense charge to recover policy maintenance, accounting, record keeping and other administrative expenses. These charges are assessed against each contract by liquidating units. Currently, this charge is $5 per month in all policy years (guaranteed not to exceed $10 per month). We also deduct a per $1,000 of Specified Amount charge to compensate us for sales, underwriting, distribution and issuance of the policy. This charge is assessed monthly against each contract by liquidating units. This charge varies depending on the total Specified Amount. For Future Corporate Flexible Premium Variable Universal Life, the Company deducts a per $1,000 of Specified Amount that will not exceed $0.40 per $1,000 of Specified Amount, unless the policy is issued in the state of New York with an application signed on or after January 2, 2010, where the maximum guaranteed charge is $0.085 of Specified Amount. For Next Generation and Nationwide MarathonSM Corporate Owned Flexible Premium Variable Universal Life, the Company deducts a per $1,000 of Specified Amount charge that will not exceed $0.40 per $1,000 of Specified Amount.

(d) Surrender Charges

Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The amount of the charge is based upon a specified percentage of the initial surrender charge which varies by issue age, sex and rate class. For individual flexible premium, flexible premium survivorship and modified single premium and corporate contracts, the charge is 100% of the initial surrender charge in the first year, and declines a Specified Amount each year to 0% of the initial surrender charge in the ninth year or later. The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred. The charges are assessed against each contract by liquidating units.

Corporate contracts do not currently assess surrender charges.

(3) Asset Charges

The Company deducts a charge related to the assumption of mortality and expense risk.

(a) Modified Single Premium Contracts (MSP)

For modified single premium contracts, the Company deducts a charge equal to an annualized rate of 0.70% of the cash surrender value of the sub-accounts. In policy years 1- 10, the Company also deducts a charge equal to the annualized rate of 0.5% of the cash surrender value of the sub-accounts to remiburse us for taxes imposed by federal, state and local governments. These charges are assessed monthly against each contract by liquidating units.

(b) Flexible Premium and Variable Executive Life Contracts (FPVUL and VEL)

For Best of America® The Next Generation and Choice LifeSM contracts, the Company deducts a charge of $0.50 per $1,000 on the first $25,000 of cash surrender value attributable to the variable account, $0.25 per $1,000 on $25,001 up to $250,000 of cash surrender value attributable to the variable account and $0.08 per $1,000 over $250,000 of cash surrender value attributable to the variable account. This charge is assessed monthly against each contract by liquidating units. For Choice Life ProtectionSM contracts and Best of America® ProtectionSM contracts, the Company deducts $0.66 per $1,000 of cash surrender value attributable to the variable account during the first through fifteenth years from the Policy Date. Thereafter, this charge is $0.25 per $1,000 of cash surrender value attributable to the variable account. This charge is assessed monthly against each contract by liquidating units.

(c) Survivorship Life Contracts (SL)

For The Best of America® Last Survivorship II and The Best of America® ChoiceLife Survivorship contracts, during the first ten policy years, the Company deducts a charge of $0.46 per $1,000 on the cash surrender value attributable to the variable account. After ten years from the Policy Date, the Company deducts $0.46 per $1,000 on the first $25,000 of cash surrender value attributable to the variable account; $0.29 per $1,000 on $25,001 up to $99,999 of cash surrender value attributable to the variable account; and $0.17 per $1,000 on $100,000 or more of cash surrender value attributable to the variable account. This charge is assessed monthly against each contract by liquidating units.

For The Best of America® ChoiceLifeSM Survivorship II and Next GenerationSM Survivorship Life contracts, during the first fifteen policy years, the Company deducts a charge of $0.50 per $1,000 on the first $25,000 of cash surrender value attributable to the variable account; $0.25 per $1,000 on $25,001 up to $250,000 of cash surrender value attributable to the variable account; and $0.08 per $1,000 over $250,000 of cash surrender value attributable to the variable account. After fifteen years from the Policy Date, the Company deducts $0.50 per $1,000 on the first $25,000 of cash surrender value attributable to the variable account and $0.08 per $1,000 over $25,000 of cash surrender value attributable to the variable account. This charge is assessed monthly against each contract by liquidating units.

For The Best of America® ProtectionSM Survivorship and ChoiceLife ProtectionSM Survivorship Life contracts, during the first fifteen policy years, the Company deducts a charge of $0.66 per $1,000 of cash surrender value attributable to the variable account. After fifteen years from the Policy Date, the Company deducts $0.25 per $1,000 of cash surrender value attributable to the variable account. This charge is assessed monthly against each contract by liquidating units.

(d) Corporate Contracts

For Future Corporate Flexible Premium variable Universal Life, the Company deducts a charge guaranteed not to exceed an annualized rate of 0.90% of the daily net assets of the Account for policies issued on or after January 1, 2009. This charge is guaranteed not to exceed an annualized rate of 0.75% of the daily net assets of the Account for policies issued prior to January 1, 2009. Currently, this rate is 0.25% during the first through fourth policy years, 0.20% during the fifth through fifteenth policy years, and 0.10% thereafter. This charge is assessed monthly against each contract by liquidating units.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

For Next Generation Corporate Owned Flexible Premium Variable Universal Life, the Company deducts a charge guaranteed not to exceed an annualized rate of 1.25% of the daily net assets of the Account. Currently, this rate will not exceed 0.60%. This charge is assessed monthly against each contract by liquidating units. For Nationwide MarathonSM Corporate Owned Flexible Premium Variable Universal Life, the Company deducts a charge guaranteed not to exceed an annualized rate of 0.90% of the daily net asset value of the Account. Currently, this rate will not exceed 0.50%. This charge is assessed monthly against each contract by liquidating units.

The Company may reduce or eliminate certain charges where the size or nature of the group results in savings in sales, underwriting, administrative or other costs to the Company. These charges may be reduced in certain group sponsored arrangements or special exchange programs made available by the Company.

(4) Death Benefits

Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium contracts, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company’s general account.

(5) Policy Loans (Net of Repayments)

Contract provisions allow contract owners to borrow 90% of a policy’s variable cash surrender value plus 100% of a policy’s fixed cash surrender value less applicable value of surrender charge. Interest is charged on the outstanding loan and is due and payable in advance on the policy anniversary. At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company’s general account to the Account. Loan repayments result in a transfer of collateral including interest credited back to the Account.

(6) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company. Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Change in Contract Owner’s Equity. Policy loan transactions (note 5), executed at the direction of the contract owner, also result in transfers between the Account and the fixed account of the Company, but are included in Net Policy (Loans) Repayments. The fixed account assets are not reflected in the accompanying financial statements. For the periods ended December 31, 2009 and 2008, total transfers into the Account from the fixed account were $57,576,680 and $37,793,952, respectively, and total transfers from the Account to the fixed account were $123,242,143 and $78,945,707, respectively.

(7) Fair Value Measurement

FASB ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•
Level 1 – Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in publicly-traded registered mutual funds with quoted market prices.

•
Level 2 – Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products. These funds have no unfunded commitments or restrictions and the Account always has the ability to redeem its interest in the funds with the investee at NAV daily. The investment objectives of these mutual funds are described by the fund name in note 1(b) and in more detail in the applicable product prospectus.

•
Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. The Account invests only in funds with fair value measurements in the first two levels of the fair value hierarchy.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2009:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	0	$3,764,648,339	0	$3,764,648,339
Net Accounts Payable of $826,961 are measured at settlement value which approximates the fair value due to the short-term nature of such liabilities.

The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under FASB ASC 820.

The cost of purchases and sales of Investments for the year ended December 31, 2009 are as follows:

	Purchases of Investments	Sales of Investments
Asset Allocation Fund - Class 2 (AMVAA2)	$472,104	$234,137
Bond Fund - Class 2 (AMVBD2)	506,626	281,904
Global Small Capitalization Fund - Class 2 (AMVGS2)	659,551	439,461
Growth Fund - Class 2 (AMVGR2)	900,727	759,460
Large Cap Core V.I. Fund - Class II (MLVLC2)	875,607	912,177
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class II (MLVGA2)	2,987,397	72,268
Variable Series, Inc. - Social Equity Portfolio (CVSSE)	109,252	66,069
Credit Suisse Trust - International Equity Flex III Portfolio (CSIEF3)	798,973	326,152
U.S. Equity Flex I Portfolio (WSCP)	1,858,082	166,709
Variable Account Fund, Inc. - Value Portfolio (DAVVL)	1,854,283	925,399
Insurance Trust - Insurance Trust Diversified Mid Cap Growth Portfolio 1 (OGGO)	930,973	1,745,876

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)	129,776	1,200
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)	7,044,932	3,789,794
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)	7,375,276	7,330,075
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)	2,328,389	2,848,910
Janus Aspen Series - INTECH Risk-Managed Core Portfolio - Service Shares (JARLCS)	18,308	653,777
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)	5,003,753	3,462,432
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)	6,271,776	13,426,434
Series Fund - Mid Cap Value Portfolio - Class VC (LOVMCV)	740,718	1,202,684
Investors Growth Stock Series - Initial Class (MIGIC)	441,934	792,160
Research International Series - Service Class (MVRISC)	355,307	41,429
Value Series - Initial Class (MVFIC)	1,689,836	1,710,509
Value Series - Service Class (MVFSC)	3,111,659	2,225,721
Variable Insurance Trust II - International Value Portfolio - Service Class (MVIVSC)	3,681,930	614,569
Core Plus Fixed Income Portfolio - Class I (MSVFI)	458,191	986,038
Emerging Markets Debt Portfolio - Class I (MSEM)	4,405,830	8,303,333
Mid Cap Growth Portfolio - class I (MSVMG)	3,381,106	8,319,235
The Universal Institutional Funds, Inc. - Capital Growth Portfolio - Class I (MSVEG)	58,044	18,630
U.S. Real Estate Portfolio - Class I (MSVRE)	7,623,123	67,470,109
AllianceBernstein NVIT Global Fixed Income Fund - Class III (NVAGF3)	288,499	15,747
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)	69,393	40,862
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)	620,020	621,925
American Funds NVIT Bond Fund - Class II (GVABD2)	1,109,257	1,337,254
American Funds NVIT Global Growth Fund - Class II (GVAGG2)	1,390,897	1,191,074
American Funds NVIT Growth Fund - Class II (GVAGR2)	1,966,090	2,162,092
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)	894,341	742,065
Federated NVIT High Income Bond Fund - Class I (HIBF)	6,671,925	7,842,168
Federated NVIT High Income Bond Fund - Class III (HIBF3)	8,831,918	6,943,636
Gartmore NVIT Emerging Markets Fund - Class I (GEM)	8,092,041	19,720,686
Gartmore NVIT Emerging Markets Fund - Class III (GEM3)	2,796,410	4,488,280
Gartmore NVIT Global Utilities Fund - Class I (GVGU1)	637,422	1,982,167
Gartmore NVIT International Equity Fund - Class I (GIG)	3,254,153	9,280,378
Gartmore NVIT International Equity Fund - Class III (GIG3)	3,430,678	343,860
Gartmore NVIT International Equity Fund - Class VI (NVIE6)	453,082	70,094
Gartmore NVIT Worldwide Leaders Fund - Class I (GEF)	605,023	1,174,436
Gartmore NVIT Worldwide Leaders Fund - Class III (GEF3)	14,514	365
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)	14,832,465	1,220,310
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)	204,702	89,350
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)	265,652	368,946
NVIT Cardinal Balanced Fund - Class I (NVCRB1)	383,819	176,204
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)	858,430	63,623
NVIT Cardinal Conservative Fund - Class I (NVCCN1)	862,013	341,746
NVIT Cardinal Moderate Fund - Class I (NVCMD1)	1,849,206	586,200
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)	2,075,219	1,384,040
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)	325,135	30,319
NVIT Core Bond Fund - Class I (NVCBD1)	934,912	541,647
NVIT Core Plus Bond Fund - Class I (NVLCP1)	318,336	208,907
NVIT Fund - Class I (TRF)	5,568,522	6,956,965
NVIT Global Financial Services Fund - Class I (GVGF1)	1,532,186	3,116,396
NVIT Government Bond Fund - Class I (GBF)	21,287,928	31,995,363
NVIT Growth Fund - Class I (CAF)	1,366,328	1,038,796
NVIT Health Sciences Fund - Class I (GVGH1)	641,477	1,081,642
NVIT Health Sciences Fund - Class III (GVGHS)	564,554	1,257,635
NVIT International Index Fund - Class II (GVIX2)	3,404,821	1,020,239
NVIT International Index Fund - Class VI (GVIX6)	291,799	520,594
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	4,444,495	5,325,172
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)	22,270	465
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)	165,252	42,861
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	5,831,132	18,784,982
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	23,032,766	12,116,289
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	10,697,405	11,958,204
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	3,809,289	5,665,340
NVIT Leaders Fund - Class I (GVUS1)	403,031	1,387,350
NVIT Mid Cap Index Fund - Class I (MCIF)	8,958,841	16,291,212
NVIT Money Market Fund - Class I (SAM)	43,012,760	65,373,637
NVIT Money Market Fund - Class V (SAM5)	150,034,976	224,446,081
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)	16,786,639	957,528
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)	25,352	336,260
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)	507,028	2,293,707
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	2,484,991	399,243
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)	3,663,990	540,928
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	29,813,384	2,215,203
NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)	8,306	10,651
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	11,639,512	1,327,248
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	1,226,218	3,836,095
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	1,985,830	11,067,422
NVIT Multi-Manager Small Company Fund - Class I (SCF)	6,474,009	25,315,914
NVIT Multi-Sector Bond Fund - Class I (MSBF)	6,039,469	6,814,969
NVIT Short Term Bond Fund - Class I (NVSTB1)	921,430	365,983
NVIT Short Term Bond Fund - Class II (NVSTB2)	4,166,563	2,234,982
NVIT Technology & Communications Fund - Class I (GGTC)	1,137,782	2,012,620
NVIT Technology & Communications Fund - Class III (GGTC3)	1,025,451	1,429,171
NVIT U.S. Growth Leaders Fund - Class I (GVUG1)	285,314	3,853,393
Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)	440,833	27,618
Templeton NVIT International Value Fund - Class III (NVTIV3)	150,785	40,044

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

Van Kampen NVIT Comstock Value Fund - Class I (EIF)	523,563	2,480,464
Van Kampen NVIT Real Estate Fund - Class I (NVRE1)	21,463,163	1,740,020
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)	2,062,227	2,249,823
V.I. Basic Value Fund - Series I (AVBVI)	752,690	8,135,514
V.I. Capital Appreciation Fund - Series I (AVCA)	240,309	249,823
V.I. Capital Development Fund - Series I (AVCDI)	2,625,855	6,712,588
V.I. International Growth Fund - Series I (AVIE)	9,797,692	10,513,577
VPS Growth and Income Portfolio - Class A (ALVGIA)	2,169,235	5,386,450
VPS International Value Portfolio - Class A (ALVIVA)	11,871,742	30,167,057
VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)	3,092,176	2,983,968
VP Income & Growth Fund - Class I (ACVIG)	1,246,301	3,134,812
VP Inflation Protection Fund - Class II (ACVIP2)	12,662,305	3,943,186
VP International Fund - Class I (ACVI)	5,273,396	20,337,669
VP International Fund - Class III (ACVI3)	772,460	10,861,122
VP Mid Cap Value Fund - Class I (ACVMV1)	1,175,458	1,003,668
VP Ultra(R) Fund - Class I (ACVU1)	305,422	3,741,090
VP Value Fund - Class I (ACVV)	8,714,015	12,914,753
VP Vista(SM) Fund - Class I (ACVVS1)	1,311,317	5,272,214
MidCap Stock Portfolio - Initial Shares (DVMCS)	320,622	405,984
Small Cap Stock Index Portfolio - Service Shares (DVSCS)	11,801,145	10,235,584
Stock Index Fund, Inc. - Initial Shares (DSIF)	52,759,517	82,053,106
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)	475,622	1,781,306
Appreciation Portfolio - Initial Shares (DCAP)	5,008,885	4,895,797
Developing Leaders Portfolio - Initial Shares (DSC)	196,285	418,894
International Value Portfolio - Initial Shares (DVIV)	4,047,697	10,816,406
Variable Series II - Dreman Small Mid Cap Value VIP - Class B (SVSSVB)	596,958	5,232,579
Variable Series II - Strategic Value VIP - Class B (SVSHEB)	290,731	790,955
Capital Appreciation Fund II - Primary Shares (FVCA2P)	193,946	90,186
Clover Value Fund II - Primary Shares (FALF)	39,218	148,722
Market Opportunity Fund II - Service Shares (FVMOS)	339,375	384,091
Quality Bond Fund II - Primary Shares (FQB)	6,892,984	4,646,254
VIP Fund - Contrafund Portfolio - Service Class (FCS)	16,153,073	81,788,534
VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)	3,035,604	8,180,896
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)	5,084,502	21,818,310
VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)	677,875	582,946
VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)	2,460,500	2,174,502
VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)	941,225	671,986
VIP Fund - Growth & Income Portfolio - Service Class (FGIS)	111,916	56,856
VIP Fund - Growth Opportunities Portfolio - Service Class (FGOS)	467,056	1,047,192
VIP Fund - Growth Portfolio - Service Class (FGS)	4,011,283	15,575,521
VIP Fund - High Income Portfolio - Service Class (FHIS)	4,517,430	12,302,913
VIP Fund - High Income Portfolio - Service Class R (FHISR)	2,900,233	1,981,756
VIP Fund - Index 500 Portfolio - Initial Class (FIP)	1,870,532	2,426,308
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)	8,529,996	7,355,352
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)	7,355,460	13,711,485
VIP Fund - Overseas Portfolio - Service Class (FOS)	3,821,262	11,369,151
VIP Fund - Overseas Portfolio - Service Class R (FOSR)	1,434,132	3,690,821
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)	842,348	2,719,609
VIP Fund - VIP Freedom Fund 2015 Portfolio - Service Class (FF15S)	1,326,483	1,434,306
VIP Fund - VIP Freedom Fund 2025 Portfolio - Service Class (FF25S)	402,030	156,949
Franklin Income Securities Fund - Class 2 (FTVIS2)	963,484	1,514,128
Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)	1,700,843	2,840,938
Franklin Small Cap Value Securities Fund - Class 1 (FTVSVI)	1,756,611	2,522,151
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)	2,316,792	3,169,202
Mutual Discovery Global Securities Fund - Class 2 (FTVMD2)	293,592	199,425
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)	2,051,764	1,766,463
Templeton Foreign Securities Fund - Class 1 (TIF)	118,134	315,506
Templeton Foreign Securities Fund - Class 2 (TIF2)	5,018,586	8,675,619
Templeton Foreign Securities Fund - Class 3 (TIF3)	1,037,317	2,165,423
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)	2,301,822	841,292
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)	3,276,870	3,633,415
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)	218,123	121,421
Goldman Sachs VIT - Goldman Sachs Mid Cap Value Fund - Institutional Shares (GVMCE)	7,821,443	18,085,593
ClearBridge Variable Small Cap Growth Portfolio - Class I (SBVSG)	122,758	61,665
Lincoln VIP Trust - Baron Growth Opportunities Funds - Service Class (BNCAI)	2,813,633	4,610,644
Guardian Portfolio - I Class Shares (AMGP)	346,428	8,489,301
International Portfolio - S Class Shares (AMINS)	71,921	3,881,216
Mid-Cap Growth Portfolio - I Class Shares (AMCG)	618,137	22,498,639
Partners Portfolio - I Class Shares (AMTP)	2,126,471	18,724,017
Regency Portfolio - I Class Shares (AMRI)	975,322	1,322,678
Regency Portfolio - S Class Shares (AMRS)	98,228	1,360,827
Small-Cap Growth Portfolio - S Class Shares (AMFAS)	739,644	1,154,404
Socially Responsive Portfolio - I Class Shares (AMSRS)	251,035	1,614,212
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)	6,942,566	20,261,408
Global Securities Fund/VA - Class 3 (OVGS3)	1,988,608	3,139,805
Global Securities Fund/VA - Non-Service Shares (OVGS)	8,040,245	15,527,711
High Income Fund/VA - Class 3 (OVHI3)	543,425	1,020,173
High Income Fund/VA - Non-Service Shares (OVHI)	1,075	580,559
Main Street Fund(R)/VA - Non-Service Shares (OVGI)	2,144,826	5,111,523
Main Street Small Cap Fund(R)/VA - Non-Service Shares (OVSC)	1,221,033	1,616,550
MidCap Fund/VA - Non-Service Shares (OVAG)	1,585,933	4,537,076
Strategic Bond Fund/VA - Non-Service Shares (OVSB)	950,220	486,930
All Asset Portfolio - Administrative Class (PMVAAA)	803,952	610,071
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)	1,780,520	1,123,118

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

Low Duration Portfolio - Administrative Class (PMVLDA)		31,878,205	12,578,522
Real Return Portfolio - Administrative Class (PMVRRA)		31,053,627	21,860,868
Total Return Portfolio - Administrative Class (PMVTRA)		94,259,579	42,916,288
Variable Contracts Trust - Emerging Markets VCT Portfolio - Class I Shares (PIVEMI)		1,020,067	230,653
Variable Contracts Trust - High Yield VCT Portfolio - Class I Shares (PIHYB1)		6,703,539	9,254,826
Putnam VT Growth and Income Fund - IB Shares (PVGIB)		81,249	252,874
Putnam VT International Equity Fund - IB Shares (PVTIGB)		149,476	881,575
Putnam VT Small Cap Value Fund - IB Shares (PVTSCB)		5,247	2,593
Putnam VT Vista Fund - IB Shares (PVVIB)		170,935	107,483
Putnam VT Voyager Fund - IB Shares (PVTVB)		599,423	154,049
Global Real Estate Portfolio - Class II (VKVGR2)		752,378	796,454
Micro-Cap Portfolio - Investment Class (ROCMC)		7,308,630	18,371,322
Small-Cap Portfolio - Investment Class (ROCSC)		219,577	133,653
Blue Chip Growth Portfolio - II (TRBCG2)		604,310	1,091,650
Equity Income Portfolio - II (TREI2)		17,757,721	30,989,277
Health Sciences Portfolio - II (TRHS2)		526,261	776,680
Limited-Term Bond Portfolio - II (TRLT2)		1,874,605	3,907,776
Mid-Cap Growth Portfolio - II (TRMCG2)		4,862,638	10,039,035
New America Growth Portfolio (TRNAG1)		5,847,925	6,326,822
Personal Strategy Balanced Portfolio (TRPSB1)		417,240	570,975
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Initial Class (VWEM)		6,356,190	13,807,075
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Initial Class (VWHA)		12,213,709	15,275,157
Vanguard(R) Variable Insurance Funds - Balanced Portfolio (VVB)		827,509	743,179
Vanguard(R) Variable Insurance Funds - Diversified Value Portfolio (VVDV)		644,958	502,321
Vanguard(R) Variable Insurance Funds - International Portfolio (VVI)		1,337,598	1,318,788
Vanguard(R) Variable Insurance Funds - Mid-Cap Index Portfolio (VVMCI)		1,322,877	1,379,635
Vanguard(R) Variable Insurance Funds - Short-Term Investment-Grade Portfolio (VVSTC)		1,870,110	997,125
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)		4,970,939	1,139,962
Ivy Fund Variable Insurance Portfolios, Inc. - Growth (WRGP)		575,224	584,519
Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities (WRRESP)		937,629	576,889
Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology (WRSTP)		333,862	260,043
Advantage Funds Variable Trust - VT Discovery Fund (SVDF)		756,287	334,347
Advantage Funds Variable Trust - VT Opportunity Fund (SVOF)		1,100,847	20,556,922
Advantage Funds Variable Trust - VT Small Cap Growth Fund (WFVSCG)		2,700,571	823,653
OGMVP (OGMVP)		3,345	323,648
International Equity Flex I Portfolio (obsolete) (WIEP)		48,917	1,235,897
International Equity Flex II Portfolio (obsolete) (WVCP)		22,648	511,238
J.P. Morgan NVIT Balanced Fund - Class I (obsolete) (BF)		2,945,891	17,799,672
NVIT Mid Cap Growth Fund - Class I (obsolete) (SGRF)		193,673	12,351,705
Putnam VT OTC & Emerging Growth Fund - IB Shares (obsolete) (PVOEGB)		101,464	143,659
U.S. Equity Flex II Portfolio (obsolete) (WGIP)		187,920	1,820,899
	Total	$1,047,513,145	$1,525,639,100
(8) Financial Highlights

The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable life contract as of the end of the periods indicated, and the contract expense rate, investment income ratio and total return for each of the periods in the five year period ended December 31, 2009.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Asset Allocation Fund - Class 2 (AMVAA2)
2009	0.00%	42,984	$8.457915	$363,555	2.53%	23.98%
2009	0.25%	113,993	8.410207	958,705	2.53%	23.67%
2008	0.00%	25,201	6.821773	171,916	4.65%	-29.51%
2008	0.25%	88,189	6.800279	599,710	4.65%	-29.69%
2008	0.40%	3,451	6.787413	23,423	4.65%	-29.79%
Bond Fund - Class 2 (AMVBD2)
2009	0.00%	1,580	10.260471	16,212	3.45%	12.61%
2009	0.20%	65,270	10.214198	666,681	3.45%	12.38%
2009	0.25%	17,735	10.202662	180,944	3.45%	12.32%
2008	0.00%	702	9.111914	6,397	5.81%	-9.35%
2008	0.20%	49,461	9.088973	449,550	5.81%	-9.53%
2008	0.25%	12,173	9.083242	110,570	5.81%	-9.57%
Global Small Capitalization Fund - Class 2 (AMVGS2)
2009	0.20%	99,620	8.111767	808,094	0.37%	60.97%
2009	0.25%	13,910	8.103815	112,724	0.37%	60.89%
2008	0.20%	45,204	5.039200	227,792	0.00%	-49.61%	1/16/2008
2008	0.25%	4,127	5.036777	20,787	0.00%	-49.63%	1/16/2008
Growth Fund - Class 2 (AMVGR2)
2009	0.20%	198,835	7.823490	1,555,584	0.73%	39.13%
2009	0.25%	27,764	7.815684	216,995	0.73%	39.06%
2008	0.20%	138,139	5.623019	776,758	0.96%	-43.77%	1/2/2008
2008	0.25%	12,612	5.620215	70,882	0.96%	-43.80%	1/2/2008
Large Cap Core V.I. Fund - Class II (MLVLC2)
2009	0.00%	3,193	10.756180	34,344	1.38%	22.35%
2009	0.10%	6,164	10.706109	65,992	1.38%	22.23%
2009	0.25%	129,231	10.631422	1,373,909	1.38%	22.05%
2008	0.00%	2,673	8.791079	23,499	0.50%	-38.83%
2008	0.10%	27,826	8.758902	243,725	0.50%	-38.89%
2008	0.25%	61,843	8.710851	538,705	0.50%	-38.99%
2008	0.40%	11,606	8.663056	100,543	0.50%	-39.08%
2007	0.10%	16,026	14.333835	229,714	1.23%	8.02%
2007	0.25%	230,248	14.276667	3,287,174	1.23%	7.86%
2007	0.40%	15,428	14.219711	219,382	1.23%	7.69%
2006	0.25%	131,296	13.236885	1,737,950	0.79%	14.33%
2006	0.40%	17,728	13.203975	234,080	0.79%	14.16%
2005	0.25%	101,208	11.577932	1,171,779	0.74%	15.78%	5/2/2005
2005	0.40%	73,626	11.566434	851,590	0.74%	15.66%	5/2/2005
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class II (MLVGA2)
2009	0.00%	244,329	12.182592	2,976,561	3.16%	21.83%	5/1/2009

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Series, Inc. - Social Equity Portfolio (CVSSE)
2009	0.10%	9,826	$14.595276	$143,413	0.57%	34.13%
2009	0.25%	4,347	14.435757	62,752	0.57%	33.92%
2008	0.10%	4,626	10.881799	50,339	0.00%	-35.86%
2008	0.25%	5,877	10.779017	63,348	0.00%	-35.95%
2007	0.10%	3,460	16.964928	58,699	0.00%	9.88%
2007	0.25%	4,512	16.829986	75,937	0.00%	9.71%
2006	0.10%	1,026	15.439612	15,841	0.00%	9.95%
2006	0.25%	7,002	15.339931	107,410	0.00%	9.78%
2006	0.40%	512	15.240875	7,803	0.00%	9.62%
2005	0.10%	1,026	14.042800	14,408	0.06%	4.44%
2005	0.25%	1,152	13.973029	16,097	0.06%	4.28%
2005	0.40%	428	13.903575	5,951	0.06%	4.13%
Credit Suisse Trust - International Equity Flex III Portfolio (CSIEF3)
2009	0.00%	28,749	10.108851	290,619	0.00%	1.09%	12/11/2009
2009	0.10%	11,666	10.108299	117,923	0.00%	1.08%	12/11/2009
2009	0.25%	5,543	10.107469	56,026	0.00%	1.07%	12/11/2009
U.S. Equity Flex I Portfolio (WSCP)
2009	0.00%	100,191	10.876108	1,089,688	0.00%	8.76%	10/2/2009
Variable Account Fund, Inc. - Value Portfolio (DAVVL)
2009	0.00%	69,243	7.674178	531,383	1.04%	31.16%
2009	0.25%	204,585	7.630866	1,561,161	1.04%	30.83%
2008	0.25%	76,781	5.832746	447,844	1.92%	-40.47%
Insurance Trust - Insurance Trust Diversified Mid Cap Growth Portfolio 1 (OGGO)
2009	0.10%	34,974	16.718525	584,714	0.00%	42.90%
2009	0.25%	142,297	16.536826	2,353,141	0.00%	42.68%
2008	0.10%	24,370	11.699757	285,123	0.00%	-43.84%
2008	0.25%	150,923	11.589969	1,749,193	0.00%	-43.93%
2008	0.40%	62,009	11.481181	711,937	0.00%	-44.01%
2007	0.10%	50,026	20.833315	1,042,207	0.00%	17.12%
2007	0.20%	71,184	20.723509	1,475,182	0.00%	17.00%
2007	0.25%	100,032	20.668909	2,067,552	0.00%	16.94%
2007	0.40%	106,088	20.505746	2,175,414	0.00%	16.77%
2006	0.10%	35,396	17.787877	629,620	0.00%	11.28%
2006	0.20%	43,296	17.711914	766,855	0.00%	11.17%
2006	0.25%	62,906	17.674125	1,111,809	0.00%	11.11%
2006	0.40%	83,526	17.561058	1,466,805	0.00%	10.95%
2005	0.10%	24,994	15.985073	399,531	0.00%	10.98%
2005	0.20%	23,694	15.932691	377,509	0.00%	10.87%
2005	0.25%	75,420	15.906622	1,199,677	0.00%	10.82%
2005	0.40%	90,134	15.828526	1,426,688	0.00%	10.65%
Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)
2009	0.10%	5,523	12.633626	69,776	0.00%	26.57%
2009	0.20%	7,956	12.562325	99,946	0.00%	26.44%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
2009	0.00%	150,726	$17.099722	$2,577,373	3.12%	25.58%
2009	0.10%	148,713	16.974945	2,524,395	3.12%	25.46%
2009	0.20%	39,203	16.851105	660,614	3.12%	25.33%
2009	0.25%	356,531	16.789471	5,985,967	3.12%	25.27%
2008	0.00%	103,832	13.616425	1,413,821	2.30%	-16.06%
2008	0.10%	82,014	13.530581	1,109,697	2.30%	-16.14%
2008	0.20%	24,988	13.445294	335,971	2.30%	-16.23%
2008	0.25%	213,858	13.402810	2,866,298	2.30%	-16.27%
2008	0.40%	39,051	13.276251	518,451	2.30%	-16.39%
2007	0.00%	103,442	16.221536	1,677,988	2.47%	10.29%
2007	0.10%	71,356	16.135395	1,151,357	2.47%	10.18%
2007	0.20%	69,250	16.049753	1,111,445	2.47%	10.07%
2007	0.25%	193,582	16.007046	3,098,676	2.47%	10.01%
2007	0.40%	133,728	15.879713	2,123,562	2.47%	9.84%
2006	0.00%	116,884	14.708447	1,719,182	1.99%	10.41%
2006	0.10%	8,030	14.645065	117,600	1.99%	10.30%
2006	0.20%	63,792	14.581974	930,213	1.99%	10.19%
2006	0.25%	83,320	14.550491	1,212,347	1.99%	10.14%
2006	0.40%	165,700	14.456527	2,395,447	1.99%	9.98%
2005	0.00%	93,760	13.321108	1,248,987	2.04%	7.66%
2005	0.10%	10,914	13.276935	144,904	2.04%	7.55%
2005	0.20%	261,918	13.232912	3,465,938	2.04%	7.45%
2005	0.25%	53,532	13.210934	707,208	2.04%	7.39%
2005	0.40%	208,740	13.145265	2,743,943	2.04%	7.23%
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
2009	0.00%	2,848,502	10.476528	29,842,411	0.01%	46.01%
2009	0.10%	332,343	10.372987	3,447,390	0.01%	45.87%
2009	0.20%	384,661	10.270489	3,950,657	0.01%	45.72%
2009	0.25%	1,893,904	10.219612	19,354,964	0.01%	45.65%
2009	0.40%	13,489	10.068481	135,814	0.01%	45.43%
2008	0.00%	2,977,283	7.174977	21,361,937	0.01%	-44.31%
2008	0.10%	364,911	7.111160	2,594,941	0.01%	-44.36%
2008	0.20%	358,465	7.047942	2,526,441	0.01%	-44.42%
2008	0.25%	1,873,016	7.016534	13,142,080	0.01%	-44.45%
2008	0.40%	73,114	6.923153	506,179	0.01%	-44.53%
2007	0.00%	2,924,576	12.883520	37,678,833	0.19%	36.63%
2007	0.10%	400,482	12.781740	5,118,857	0.19%	36.50%
2007	0.20%	250,814	12.680828	3,180,529	0.19%	36.36%
2007	0.25%	1,592,000	12.630653	20,108,000	0.19%	36.29%
2007	0.40%	59,336	12.481327	740,592	0.19%	36.09%
2006	0.00%	2,885,418	9.429195	27,207,169	0.14%	9.12%
2006	0.10%	124,964	9.364110	1,170,177	0.14%	9.01%
2006	0.20%	291,224	9.299521	2,708,244	0.14%	8.90%
2006	0.25%	1,255,440	9.267372	11,634,630	0.14%	8.84%
2006	0.40%	228,352	9.171618	2,094,357	0.14%	8.68%
2005	0.00%	3,170,060	8.641403	27,393,766	0.01%	12.56%
2005	0.10%	217,972	8.590325	1,872,450	0.01%	12.44%
2005	0.20%	294,576	8.539588	2,515,558	0.01%	12.33%
2005	0.25%	1,090,640	8.514303	9,286,039	0.01%	12.28%
2005	0.40%	217,772	8.438947	1,837,766	0.01%	12.11%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
2009	0.00%	1,850,637	$4.619855	$8,549,675	0.00%	56.90%
2009	0.10%	337,606	4.574181	1,544,271	0.00%	56.74%
2009	0.25%	388,356	4.506481	1,750,119	0.00%	56.51%
2008	0.00%	2,144,996	2.944514	6,315,971	0.09%	-43.97%
2008	0.10%	319,290	2.918324	931,792	0.09%	-44.03%
2008	0.25%	300,519	2.879447	865,329	0.09%	-44.11%
2008	0.40%	110	2.841109	313	0.09%	-44.20%
2007	0.00%	2,554,744	5.255324	13,426,007	0.34%	21.70%
2007	0.10%	297,474	5.213806	1,550,972	0.34%	21.58%
2007	0.25%	291,228	5.152101	1,500,436	0.34%	21.39%
2007	0.40%	2,106	5.091162	10,722	0.34%	21.21%
2006	0.00%	2,894,560	4.318333	12,499,674	0.00%	7.83%
2006	0.10%	179,882	4.288525	771,428	0.00%	7.72%
2006	0.25%	770,748	4.244167	3,271,183	0.00%	7.56%
2006	0.40%	52	4.200294	218	0.00%	7.40%
2005	0.00%	3,135,014	4.004823	12,555,176	0.00%	11.55%
2005	0.10%	158,528	3.981148	631,123	0.00%	11.44%
2005	0.25%	229,560	3.945872	905,814	0.00%	11.27%
2005	0.40%	8,530	3.910937	33,360	0.00%	11.11%
Janus Aspen Series - INTECH Risk-Managed Core Portfolio - Service Shares (JARLCS)
2008	0.00%	33,622	12.013653	403,923	0.75%	-36.24%
2007	0.00%	26,988	18.842190	508,513	0.49%	6.13%
2006	0.00%	30,204	17.753498	536,227	0.11%	10.77%
2005	0.00%	31,826	16.027544	510,093	1.33%	10.91%
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)
2009	0.00%	1,868,731	12.746144	23,819,114	0.43%	79.07%
2008	0.00%	1,692,770	7.117893	12,048,956	2.73%	-52.21%
2007	0.00%	1,653,148	14.893765	24,621,598	0.49%	28.07%
2006	0.00%	754,850	11.629148	8,778,262	1.78%	16.29%	5/1/2006
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
2009	0.00%	1,339,119	15.910990	21,306,709	0.41%	79.07%
2009	0.10%	374,105	15.753839	5,893,590	0.41%	78.89%
2009	0.20%	1,239,451	15.598133	19,333,122	0.41%	78.71%
2009	0.25%	951,078	15.520876	14,761,564	0.41%	78.62%
2008	0.00%	1,658,237	8.885289	14,733,915	1.05%	-52.23%
2008	0.10%	391,460	8.806322	3,447,323	1.05%	-52.28%
2008	0.20%	1,506,012	8.728004	13,144,479	1.05%	-52.32%
2008	0.25%	973,967	8.689119	8,462,915	1.05%	-52.35%
2008	0.40%	276,653	8.573479	2,371,879	1.05%	-52.42%
2007	0.00%	2,005,464	18.599320	37,300,267	0.44%	28.02%
2007	0.10%	392,780	18.452535	7,247,787	0.44%	27.89%
2007	0.20%	409,154	18.306795	7,490,298	0.44%	27.76%
2007	0.25%	1,103,674	18.234395	20,124,828	0.44%	27.70%
2007	0.40%	4,662	18.018848	84,004	0.44%	27.50%
2006	0.00%	2,503,690	14.528655	36,375,248	1.89%	46.63%
2006	0.10%	206,152	14.428484	2,974,461	1.89%	46.48%
2006	0.20%	351,364	14.328921	5,034,667	1.89%	46.34%
2006	0.25%	1,109,576	14.279422	15,844,104	1.89%	46.26%
2006	0.40%	43,784	14.131910	618,752	1.89%	46.05%
2005	0.00%	2,831,486	9.908475	28,055,708	1.05%	31.94%
2005	0.10%	177,088	9.849961	1,744,310	1.05%	31.81%
2005	0.20%	349,754	9.791747	3,424,703	1.05%	31.68%
2005	0.25%	882,786	9.762789	8,618,453	1.05%	31.61%
2005	0.40%	156,464	9.676381	1,514,005	1.05%	31.41%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Series Fund - Mid Cap Value Portfolio - Class VC (LOVMCV)
2009	0.00%	2,510	$9.785090	$24,561	0.52%	26.62%
2009	0.10%	56,829	9.739518	553,487	0.52%	26.49%
2009	0.25%	75,007	9.671569	725,435	0.52%	26.30%
2008	0.10%	43,763	7.699923	336,972	1.22%	-39.42%
2008	0.25%	81,281	7.657684	622,424	1.22%	-39.51%
2008	0.40%	9,534	7.615671	72,608	1.22%	-39.60%
2007	0.10%	46,312	12.709507	588,603	0.59%	0.48%
2007	0.25%	87,970	12.658811	1,113,596	0.59%	0.33%
2007	0.40%	14,806	12.608296	186,678	0.59%	0.18%
2006	0.25%	45,876	12.617407	578,836	0.89%	11.95%
2006	0.40%	7,064	12.586028	88,908	0.89%	11.78%
2005	0.25%	19,122	11.270434	215,513	0.52%	12.70%	5/2/2005
2005	0.40%	1,690	11.259238	19,028	0.52%	12.59%	5/2/2005
Investors Growth Stock Series - Initial Class (MIGIC)
2009	0.00%	237,765	13.963862	3,320,118	0.73%	39.55%
2008	0.00%	263,673	10.006089	2,638,336	0.61%	-36.87%
2007	0.00%	289,412	15.850552	4,587,340	0.33%	11.36%
2006	0.00%	314,824	14.233850	4,481,158	0.00%	7.58%
2005	0.00%	291,396	13.231476	3,855,599	0.34%	4.49%
Research International Series - Service Class (MVRISC)
2009	0.00%	1,144	7.940931	9,084	1.26%	30.57%
2009	0.25%	82,984	7.888076	654,584	1.26%	30.24%
2008	0.00%	213	6.081781	1,295	0.06%	-42.52%
2008	0.25%	24,151	6.056428	146,269	0.06%	-42.67%
2008	0.40%	15,870	6.041270	95,875	0.06%	-42.75%
2007	0.25%	128	10.563577	1,352	0.00%	5.64%	5/1/2007
2007	0.40%	772	10.552986	8,147	0.00%	5.53%	5/1/2007
Value Series - Initial Class (MVFIC)
2009	0.00%	438,770	16.390924	7,191,846	1.29%	22.71%
2008	0.00%	406,164	13.356934	5,425,106	1.20%	-32.58%
2007	0.00%	348,380	19.812092	6,902,137	0.87%	7.91%
2006	0.00%	200,260	18.360218	3,676,817	0.97%	20.84%
2005	0.00%	118,172	15.193770	1,795,478	0.73%	6.66%
Value Series - Service Class (MVFSC)
2009	0.00%	46,902	8.096650	379,749	1.17%	22.45%
2009	0.25%	420,507	8.050967	3,385,488	1.17%	22.15%
2008	0.00%	37,486	6.612135	247,862	1.35%	-32.74%
2008	0.25%	270,891	6.591290	1,785,521	1.35%	-32.91%
2008	0.40%	988	6.578814	6,500	1.35%	-33.01%
Variable Insurance Trust II - International Value Portfolio - Service Class (MVIVSC)
2009	0.25%	230,861	13.158607	3,037,809	0.00%	31.59%	5/1/2009
Core Plus Fixed Income Portfolio - Class I (MSVFI)
2009	0.00%	208,669	11.987667	2,501,454	8.83%	9.64%
2008	0.00%	264,578	10.933218	2,892,689	4.73%	-10.20%
2007	0.00%	281,694	12.175696	3,429,821	3.71%	5.45%
2006	0.00%	190,806	11.546094	2,203,064	4.06%	3.73%
2005	0.00%	126,012	11.130805	1,402,615	3.73%	4.21%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Emerging Markets Debt Portfolio - Class I (MSEM)
2009	0.00%	190,919	$25.622719	$4,891,864	7.90%	30.21%
2009	0.10%	23,721	33.112830	785,469	7.90%	30.08%
2009	0.20%	68,982	25.186305	1,737,402	7.90%	29.95%
2009	0.25%	82,946	25.072181	2,079,637	7.90%	29.88%
2008	0.00%	235,478	19.678201	4,633,783	7.06%	-14.98%
2008	0.10%	32,806	25.456014	835,110	7.06%	-15.06%
2008	0.20%	94,088	19.381729	1,823,588	7.06%	-15.15%
2008	0.25%	83,661	19.303549	1,614,954	7.06%	-15.19%
2008	0.40%	69,947	17.858916	1,249,178	7.06%	-15.32%
2007	0.00%	244,604	23.144388	5,661,210	7.13%	6.53%
2007	0.10%	53,870	29.969902	1,614,479	7.13%	6.42%
2007	0.20%	79,524	22.841354	1,816,436	7.13%	6.32%
2007	0.25%	74,644	22.760599	1,698,942	7.13%	6.26%
2007	0.40%	68,018	21.088867	1,434,423	7.13%	6.10%
2006	0.00%	296,826	21.725302	6,448,634	10.28%	10.81%
2006	0.10%	11,152	28.160613	314,047	10.28%	10.70%
2006	0.20%	74,878	21.483999	1,608,679	10.28%	10.59%
2006	0.25%	49,984	21.418803	1,070,597	10.28%	10.53%
2006	0.40%	81,282	19.875581	1,615,527	10.28%	10.37%
2005	0.00%	306,254	19.606425	6,004,546	7.14%	12.25%
2005	0.10%	17,164	25.439451	436,643	7.14%	12.14%
2005	0.20%	227,212	19.427363	4,414,130	7.14%	12.03%
2005	0.25%	48,476	19.378063	939,371	7.14%	11.97%
2005	0.40%	83,166	18.008789	1,497,719	7.14%	11.80%
Mid Cap Growth Portfolio - class I (MSVMG)
2009	0.00%	2,129	9.640943	20,526	0.00%	57.66%
2009	0.10%	76,530	9.548100	730,716	0.00%	57.50%
2009	0.20%	87,692	9.456210	829,234	0.00%	57.34%
2009	0.25%	839,125	9.410608	7,896,676	0.00%	57.27%
2008	0.00%	240,987	6.115056	1,473,649	0.80%	-46.77%
2008	0.10%	79,376	6.062222	481,195	0.80%	-46.82%
2008	0.20%	24,533	6.009877	147,440	0.80%	-46.87%
2008	0.25%	816,330	5.983894	4,884,832	0.80%	-46.90%
2008	0.40%	22,314	5.906531	131,798	0.80%	-46.98%
2007	0.00%	283,210	11.486951	3,253,219	0.00%	22.67%
2007	0.10%	59,566	11.399129	679,001	0.00%	22.54%
2007	0.20%	20,784	11.312053	235,110	0.00%	22.42%
2007	0.25%	401,714	11.268795	4,526,833	0.00%	22.36%
2007	0.40%	44,500	11.139857	495,724	0.00%	22.17%
2006	0.00%	282,660	9.364438	2,646,952	0.00%	9.27%
2006	0.10%	21,636	9.302196	201,262	0.00%	9.17%
2006	0.20%	26,838	9.240416	247,994	0.00%	9.06%
2006	0.25%	265,862	9.209696	2,448,508	0.00%	9.00%
2006	0.40%	44,880	9.118070	409,219	0.00%	8.84%
2005	0.00%	300,668	8.569610	2,576,607	0.00%	17.57%
2005	0.10%	21,748	8.521148	185,318	0.00%	17.45%
2005	0.20%	20,382	8.473005	172,697	0.00%	17.33%
2005	0.25%	144,664	8.449046	1,222,273	0.00%	17.28%
2005	0.40%	49,068	8.377513	411,068	0.00%	17.10%
The Universal Institutional Funds, Inc. - Capital Growth Portfolio - Class I (MSVEG)
2009	0.25%	45,095	8.406886	379,109	0.00%	65.14%
2008	0.25%	39,408	5.090726	200,615	0.00%	-49.31%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
U.S. Real Estate Portfolio - Class I (MSVRE)
2009	0.10%	111,151	$28.046079	$3,117,350	4.14%	28.23%
2009	0.20%	142,875	22.726829	3,247,096	4.14%	28.10%
2009	0.25%	640,708	22.623746	14,495,215	4.14%	28.03%
2009	0.40%	585	23.083528	13,504	4.14%	27.84%
2008	0.00%	1,007,215	18.602467	18,736,684	3.40%	-37.89%
2008	0.10%	141,708	21.872227	3,099,470	3.40%	-37.96%
2008	0.20%	136,212	17.741677	2,416,629	3.40%	-38.02%
2008	0.25%	648,045	17.670052	11,450,989	3.40%	-38.05%
2008	0.40%	60,957	18.056248	1,100,655	3.40%	-38.14%
2007	0.00%	1,115,184	29.952335	33,402,365	1.11%	-17.07%
2007	0.10%	183,278	35.252498	6,461,007	1.11%	-17.15%
2007	0.20%	249,376	28.623844	7,138,100	1.11%	-17.24%
2007	0.25%	617,432	28.522644	17,610,793	1.11%	-17.28%
2007	0.40%	172,122	29.190018	5,024,244	1.11%	-17.40%
2006	0.00%	1,384,756	36.117848	50,014,407	1.07%	38.04%
2006	0.10%	109,384	42.551820	4,654,488	1.07%	37.91%
2006	0.20%	324,820	34.585436	11,234,041	1.07%	37.77%
2006	0.25%	709,670	34.480507	24,469,781	1.07%	37.70%
2006	0.40%	290,660	35.340571	10,272,090	1.07%	37.50%
2005	0.00%	1,409,392	26.163932	36,875,236	1.19%	17.05%
2005	0.10%	125,524	30.855447	3,873,099	1.19%	16.93%
2005	0.20%	250,510	25.103798	6,288,752	1.19%	16.82%
2005	0.25%	546,448	25.040093	13,683,109	1.19%	16.76%
2005	0.40%	377,610	25.703042	9,705,726	1.19%	16.59%
AllianceBernstein NVIT Global Fixed Income Fund - Class III (NVAGF3)
2009	0.00%	23,143	11.419071	264,272	5.26%	14.19%	5/1/2009
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2009	0.00%	2,210	12.564442	27,767	1.25%	25.64%	5/1/2009
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2009	0.00%	405,011	9.711378	3,933,215	0.08%	23.41%
2008	0.00%	395,090	7.868935	3,108,938	2.59%	-29.78%
2007	0.00%	340,142	11.205324	3,811,401	2.43%	6.14%
2006	0.00%	166,024	10.556998	1,752,715	3.37%	5.57%	5/1/2006
American Funds NVIT Bond Fund - Class II (GVABD2)
2009	0.00%	248,317	10.970085	2,724,059	0.32%	12.15%
2008	0.00%	253,508	9.781713	2,479,742	5.43%	-9.87%
2007	0.00%	223,108	10.853118	2,421,417	8.46%	2.98%
2006	0.00%	70,612	10.538858	744,170	0.90%	5.39%	5/1/2006
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
2009	0.00%	536,732	10.774250	5,782,885	0.00%	41.60%
2008	0.00%	518,855	7.608765	3,947,846	2.78%	-38.64%
2007	0.00%	451,322	12.399481	5,596,159	2.98%	14.36%
2006	0.00%	150,826	10.842096	1,635,270	0.23%	8.42%	5/1/2006
American Funds NVIT Growth Fund - Class II (GVAGR2)
2009	0.00%	789,242	8.979238	7,086,792	0.00%	38.78%
2008	0.00%	801,346	6.470039	5,184,740	2.15%	-44.21%
2007	0.00%	610,966	11.597638	7,085,762	0.75%	11.90%
2006	0.00%	168,526	10.364424	1,746,675	1.12%	3.64%	5/1/2006
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
2009	0.00%	290,258	8.007342	2,324,195	0.00%	30.69%
2008	0.00%	232,982	6.126963	1,427,472	2.61%	-38.06%
2007	0.00%	94,768	9.892316	937,475	2.46%	-1.08%	5/1/2007

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Federated NVIT High Income Bond Fund - Class I (HIBF)
2009	0.00%	248,681	$17.804842	$4,427,726	9.89%	46.00%
2009	0.10%	62,774	16.070122	1,008,786	9.89%	45.85%
2009	0.20%	79,750	17.985742	1,434,363	9.89%	45.71%
2009	0.25%	790,244	17.904242	14,148,720	9.89%	45.63%
2009	0.40%	9,813	16.184733	158,821	9.89%	45.41%
2008	0.00%	312,224	12.195368	3,807,687	9.24%	-27.99%
2008	0.10%	56,513	11.018160	622,669	9.24%	-28.06%
2008	0.20%	70,677	12.343884	872,429	9.24%	-28.13%
2008	0.25%	629,259	12.294086	7,736,164	9.24%	-28.17%
2008	0.40%	197,959	11.130031	2,203,290	9.24%	-28.28%
2007	0.00%	650,262	16.935434	11,012,469	7.29%	3.13%
2007	0.10%	47,480	15.315998	727,204	7.29%	3.03%
2007	0.20%	69,190	17.176023	1,188,409	7.29%	2.93%
2007	0.25%	419,204	17.115297	7,174,801	7.29%	2.88%
2007	0.40%	205,334	15.518038	3,186,381	7.29%	2.72%
2006	0.00%	882,542	16.420739	14,491,992	7.41%	10.60%
2006	0.10%	9,510	14.865456	141,370	7.41%	10.49%
2006	0.20%	61,806	16.687538	1,031,390	7.41%	10.38%
2006	0.25%	370,802	16.636894	6,168,994	7.41%	10.33%
2006	0.40%	230,582	15.107048	3,483,413	7.41%	10.16%
2005	0.00%	1,047,212	14.846585	15,547,522	6.92%	2.38%
2005	0.10%	25,760	13.453811	346,570	6.92%	2.28%
2005	0.20%	75,410	15.117925	1,140,043	6.92%	2.18%
2005	0.25%	204,814	15.079557	3,088,504	6.92%	2.13%
2005	0.40%	224,370	13.713412	3,076,878	6.92%	1.97%
Federated NVIT High Income Bond Fund - Class III (HIBF3)
2009	0.00%	949,161	12.632602	11,990,373	10.36%	46.08%
2008	0.00%	707,956	8.647843	6,122,292	8.18%	-28.10%
2007	0.00%	1,316,814	12.027193	15,837,576	7.98%	3.17%
2006	0.00%	701,700	11.657910	8,180,355	7.85%	10.60%
2005	0.00%	429,384	10.540776	4,526,041	6.02%	5.41%	5/2/2005
Gartmore NVIT Emerging Markets Fund - Class I (GEM)
2009	0.00%	129,828	25.446836	3,303,712	1.36%	63.31%
2009	0.10%	153,669	25.212581	3,874,392	1.36%	63.15%
2009	0.20%	362,310	24.980405	9,050,651	1.36%	62.99%
2009	0.25%	493,823	24.865174	12,278,995	1.36%	62.91%
2009	0.40%	100	24.522567	2,452	1.36%	62.66%
2008	0.00%	149,822	15.581599	2,334,466	1.16%	-57.76%
2008	0.10%	140,572	15.453591	2,172,342	1.16%	-57.80%
2008	0.20%	249,942	15.326599	3,830,761	1.16%	-57.85%
2008	0.25%	421,621	15.263531	6,435,425	1.16%	-57.87%
2008	0.40%	247,183	15.075807	3,726,483	1.16%	-57.93%
2007	0.00%	204,784	36.889137	7,554,305	0.71%	45.58%
2007	0.10%	146,372	36.622841	5,360,558	0.71%	45.43%
2007	0.20%	410,876	36.358404	14,938,796	0.71%	45.29%
2007	0.25%	406,344	36.226972	14,720,613	0.71%	45.21%
2007	0.40%	273,120	35.835395	9,787,363	0.71%	44.99%
2006	0.00%	270,924	25.339713	6,865,136	0.71%	36.72%
2006	0.10%	48,516	25.182064	1,221,733	0.71%	36.58%
2006	0.20%	258,760	25.025345	6,475,558	0.71%	36.45%
2006	0.25%	300,448	24.947405	7,495,398	0.71%	36.38%
2006	0.40%	316,790	24.714946	7,829,448	0.71%	36.17%
2005	0.00%	369,062	18.534273	6,840,296	0.60%	32.64%
2005	0.10%	51,076	18.437333	941,705	0.60%	32.50%
2005	0.20%	169,786	18.340864	3,114,022	0.60%	32.37%
2005	0.25%	198,760	18.292860	3,635,889	0.60%	32.31%
2005	0.40%	150,756	18.149525	2,736,150	0.60%	32.11%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Gartmore NVIT Emerging Markets Fund - Class III (GEM3)
2009	0.00%	818,029	$18.287102	$14,959,380	1.28%	63.48%
2008	0.00%	811,502	11.185864	9,077,351	1.15%	-57.83%
2007	0.00%	938,196	26.524857	24,885,515	0.72%	45.55%
2006	0.00%	714,108	18.224168	13,014,024	0.72%	36.64%
2005	0.00%	462,520	13.336908	6,168,587	0.20%	33.37%	5/2/2005
Gartmore NVIT Global Utilities Fund - Class I (GVGU1)
2009	0.00%	91,226	17.873386	1,630,518	3.96%	8.01%
2009	0.10%	30,519	17.736871	541,312	3.96%	7.90%
2009	0.25%	35,222	17.534069	617,585	3.96%	7.74%
2008	0.00%	121,284	16.548066	2,007,016	3.05%	-32.94%
2008	0.10%	36,003	16.438112	591,821	3.05%	-33.01%
2008	0.25%	32,066	16.274553	521,860	3.05%	-33.11%
2007	0.00%	177,796	24.676248	4,387,338	2.57%	20.43%
2007	0.10%	44,916	24.536865	1,102,098	2.57%	20.31%
2007	0.25%	27,478	24.329252	668,519	2.57%	20.13%
2006	0.00%	178,132	20.489395	3,649,817	2.84%	37.56%
2006	0.10%	11,378	20.394132	232,044	2.84%	37.42%
2006	0.25%	20,796	20.252066	421,162	2.84%	37.22%
2006	0.40%	2,542	20.110980	51,122	2.84%	37.01%
2005	0.00%	118,088	14.894755	1,758,892	2.09%	6.39%
2005	0.10%	16,528	14.840284	245,280	2.09%	6.28%
2005	0.25%	15,934	14.758947	235,169	2.09%	6.12%
2005	0.40%	2,742	14.678049	40,247	2.09%	5.96%
Gartmore NVIT International Equity Fund - Class I (GIG)
2009	0.00%	275,076	11.949736	3,287,086	1.09%	29.72%
2009	0.10%	87,077	11.839714	1,030,967	1.09%	29.59%
2009	0.25%	98,498	11.676578	1,150,120	1.09%	29.40%
2008	0.00%	457,734	9.211762	4,216,537	1.36%	-46.06%
2008	0.10%	91,345	9.136079	834,535	1.36%	-46.11%
2008	0.25%	107,083	9.023725	966,288	1.36%	-46.19%
2008	0.40%	722	8.912712	6,435	1.36%	-46.27%
2007	0.00%	522,056	17.076402	8,914,838	0.38%	27.15%
2007	0.10%	180,062	16.953079	3,052,605	0.38%	27.02%
2007	0.25%	36,532	16.769826	612,635	0.38%	26.83%
2006	0.00%	554,752	13.430598	7,450,651	0.84%	32.96%
2006	0.10%	109,564	13.347009	1,462,352	0.84%	32.83%
2006	0.25%	55,980	13.222655	740,204	0.84%	32.63%
2006	0.40%	416	13.099372	5,449	0.84%	32.44%
2005	0.00%	203,318	10.100861	2,053,687	1.10%	30.21%
2005	0.10%	96,242	10.048006	967,040	1.10%	30.08%
2005	0.25%	54,480	9.969281	543,126	1.10%	29.89%
2005	0.40%	4	9.891115	40	1.10%	29.69%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Gartmore NVIT International Equity Fund - Class III (GIG3)
2009	0.00%	516,240	$7.153834	$3,693,095	0.22%	29.67%
2008	0.00%	24,803	5.516874	136,835	1.55%	-44.83%	5/1/2008
Gartmore NVIT International Equity Fund - Class VI (NVIE6)
2009	0.00%	70,672	7.130177	503,904	0.24%	29.45%
2008	0.00%	6,719	5.508000	37,008	1.45%	-44.92%	5/1/2008
Gartmore NVIT Worldwide Leaders Fund - Class I (GEF)
2009	0.00%	206,712	15.340444	3,171,054	1.06%	25.00%
2009	0.10%	47,322	12.341792	584,038	1.06%	24.88%
2009	0.25%	13,605	12.052893	163,980	1.06%	24.69%
2008	0.00%	216,990	12.271930	2,662,886	0.73%	-44.34%
2008	0.10%	54,435	9.882968	537,979	0.73%	-44.40%
2008	0.25%	13,713	9.666117	132,551	0.73%	-44.48%
2007	0.00%	250,388	22.048358	5,520,644	0.41%	19.90%
2007	0.10%	109,004	17.774048	1,937,442	0.41%	19.78%
2007	0.25%	14,992	17.410223	261,014	0.41%	19.60%
2006	0.00%	249,376	18.389109	4,585,802	0.85%	25.88%
2006	0.10%	64,922	14.839096	963,384	0.85%	25.76%
2006	0.25%	13,250	14.557271	192,884	0.85%	25.57%
2006	0.40%	24	15.509710	372	0.85%	25.38%
2005	0.00%	262,448	14.608344	3,833,931	1.11%	19.34%
2005	0.10%	79,212	11.799959	934,698	1.11%	19.22%
2005	0.25%	12,984	11.593174	150,526	1.11%	19.04%
2005	0.40%	78	12.370181	965	1.11%	18.86%
Gartmore NVIT Worldwide Leaders Fund - Class III (GEF3)
2009	0.00%	1,087	13.411529	14,578	1.12%	34.12%	5/1/2009
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2009	0.00%	1,906,534	7.927018	15,113,129	0.18%	52.96%
2008	0.00%	180	5.182412	933	0.00%	-48.18%	5/1/2008
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
2009	0.00%	21,943	8.126831	178,327	0.37%	31.53%
2008	0.00%	5,037	6.178465	31,121	0.45%	-38.22%	5/1/2008
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
2009	0.00%	42,686	8.295819	354,115	1.03%	29.30%
2009	0.25%	132	12.924011	1,706	1.03%	29.24%	5/1/2009
2008	0.00%	43,904	6.416027	281,689	2.01%	-35.84%	5/1/2008
NVIT Cardinal Balanced Fund - Class I (NVCRB1)
2009	0.00%	90,417	9.593104	867,380	2.22%	19.88%
2009	0.25%	6	11.777952	71	2.22%	17.78%	5/1/2009
2008	0.00%	65,101	8.002099	520,945	2.15%	-19.98%	5/1/2008
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
2009	0.00%	172,546	9.025006	1,557,229	1.99%	24.25%
2008	0.00%	71,014	7.263571	515,815	1.50%	-27.36%	5/1/2008
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
2009	0.00%	89,148	10.351566	922,821	2.79%	13.22%
2008	0.00%	32,838	9.142885	300,234	1.40%	-8.57%	5/1/2008
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
2009	0.00%	241,583	9.305236	2,247,987	2.29%	22.00%
2008	0.00%	83,184	7.626933	634,439	2.04%	-23.73%	5/1/2008
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
2009	0.00%	345,676	8.737590	3,020,375	1.60%	26.69%
2009	0.25%	11	12.566486	138	1.60%	25.66%	5/1/2009
2008	0.00%	223,705	6.896919	1,542,875	1.52%	-31.03%	5/1/2008
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
2009	0.00%	66,327	9.853071	653,525	2.50%	17.64%
2008	0.00%	33,824	8.375935	283,308	2.14%	-16.24%	5/1/2008
NVIT Core Bond Fund - Class I (NVCBD1)
2009	0.00%	56,157	10.818752	607,549	2.99%	8.78%
2008	0.00%	21,176	9.945181	210,599	4.53%	-0.55%	5/1/2008

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Core Plus Bond Fund - Class I (NVLCP1)
2009	0.00%	21,838	$11.600708	$253,336	4.05%	16.62%
2008	0.00%	13,545	9.947099	134,733	3.73%	-0.53%	5/1/2008
NVIT Fund - Class I (TRF)
2009	0.00%	2,358,784	12.269388	28,940,836	1.35%	26.10%
2009	0.10%	27,862,777	10.080498	280,870,668	1.35%	25.97%
2009	0.20%	72,093	9.807872	707,079	1.35%	25.84%
2009	0.25%	42,014	9.763407	410,200	1.35%	25.78%
2008	0.00%	2,528,801	9.730137	24,605,580	1.41%	-41.55%
2008	0.10%	28,106,065	8.002258	224,911,983	1.41%	-41.61%
2008	0.20%	56,085	7.793622	437,105	1.41%	-41.67%
2008	0.25%	46,732	7.762178	362,742	1.41%	-41.70%
2008	0.40%	798	8.031680	6,409	1.41%	-41.79%
2007	0.00%	2,766,768	16.648158	46,061,591	1.03%	8.18%
2007	0.10%	28,344,872	13.705507	388,480,842	1.03%	8.07%
2007	0.20%	50,032	13.361574	668,506	1.03%	7.96%
2007	0.25%	52,394	13.314351	697,592	1.03%	7.91%
2007	0.40%	1,370	13.797367	18,902	1.03%	7.75%
2006	0.00%	2,948,242	15.389126	45,370,868	1.09%	13.63%
2006	0.10%	37,804,244	12.681766	479,424,576	1.09%	13.51%
2006	0.20%	49,380	12.375964	611,125	1.09%	13.40%
2006	0.25%	236,736	12.338411	2,920,946	1.09%	13.34%
2006	0.40%	31,470	12.805324	402,984	1.09%	13.18%
2005	0.00%	3,161,412	13.543467	42,816,479	1.00%	7.44%
2005	0.10%	38,013,326	11.171952	424,683,053	1.00%	7.33%
2005	0.20%	56,248	10.913424	613,858	1.00%	7.23%
2005	0.25%	230,206	10.885739	2,505,962	1.00%	7.17%
2005	0.40%	28,310	11.314587	320,316	1.00%	7.01%
NVIT Global Financial Services Fund - Class I (GVGF1)
2009	0.00%	81,891	13.889643	1,137,437	1.15%	31.75%
2009	0.10%	49,431	13.783502	681,332	1.15%	31.62%
2009	0.25%	26,749	13.625762	364,476	1.15%	31.42%
2008	0.00%	94,761	10.542078	998,978	1.83%	-46.27%
2008	0.10%	40,964	10.471992	428,975	1.83%	-46.33%
2008	0.25%	36,230	10.367711	375,622	1.83%	-46.41%
2007	0.00%	93,918	19.621675	1,842,828	3.45%	-1.05%
2007	0.10%	104,978	19.510815	2,048,206	3.45%	-1.15%
2007	0.25%	38,992	19.345657	754,326	3.45%	-1.30%
2006	0.00%	113,986	19.830405	2,260,389	1.89%	20.32%
2006	0.10%	98,040	19.738206	1,935,134	1.89%	20.20%
2006	0.25%	30,252	19.600661	592,959	1.89%	20.02%
2006	0.40%	5,096	19.464132	99,189	1.89%	19.84%
2005	0.00%	105,354	16.481268	1,736,368	2.00%	11.15%
2005	0.10%	69,072	16.420998	1,134,231	2.00%	11.04%
2005	0.25%	24,048	16.330978	392,727	2.00%	10.87%
2005	0.40%	3,938	16.241486	63,959	2.00%	10.71%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Government Bond Fund - Class I (GBF)
2009	0.00%	2,155,474	$18.980932	$40,912,905	3.40%	2.69%
2009	0.10%	172,188	17.477068	3,009,341	3.40%	2.59%
2009	0.20%	1,080,876	15.868375	17,151,746	3.40%	2.48%
2009	0.25%	3,410,676	15.796520	53,876,812	3.40%	2.43%
2009	0.40%	15,678	17.785926	278,848	3.40%	2.28%
2008	0.00%	2,666,781	18.484063	49,292,948	4.28%	7.72%
2008	0.10%	149,239	17.036588	2,542,523	4.28%	7.61%
2008	0.20%	1,179,027	15.483913	18,255,951	4.28%	7.50%
2008	0.25%	3,301,654	15.421502	50,916,464	4.28%	7.45%
2008	0.40%	485,177	17.389732	8,437,098	4.28%	7.29%
2007	0.00%	2,247,294	17.159530	38,562,509	4.48%	7.16%
2007	0.10%	160,904	15.831585	2,547,365	4.48%	7.05%
2007	0.20%	717,380	14.403124	10,332,513	4.48%	6.94%
2007	0.25%	3,004,026	14.352245	43,114,517	4.48%	6.89%
2007	0.40%	440,784	16.208282	7,144,351	4.48%	6.73%
2006	0.00%	2,428,156	16.013288	38,882,761	3.95%	3.34%
2006	0.10%	78,218	14.788907	1,156,759	3.95%	3.24%
2006	0.20%	826,566	13.468059	11,132,240	3.95%	3.14%
2006	0.25%	3,008,954	13.427221	40,401,890	3.95%	3.08%
2006	0.40%	445,662	15.186518	6,768,054	3.95%	2.93%
2005	0.00%	3,195,842	15.495567	49,521,384	3.71%	3.26%
2005	0.10%	100,704	14.325057	1,442,591	3.71%	3.16%
2005	0.20%	1,941,614	13.058642	25,354,842	3.71%	3.06%
2005	0.25%	3,496,292	13.025536	45,541,077	3.71%	3.01%
2005	0.40%	800,072	14.754249	11,804,462	3.71%	2.85%
NVIT Growth Fund - Class I (CAF)
2009	0.00%	1,493,205	8.097149	12,090,703	0.55%	33.47%
2009	0.10%	389,073	6.104552	2,375,116	0.55%	33.34%
2009	0.20%	83,427	7.806410	651,265	0.55%	33.20%
2009	0.25%	5,496	7.771001	42,709	0.55%	33.14%
2008	0.00%	1,603,390	6.066573	9,727,082	0.28%	-38.71%
2008	0.10%	208,878	4.578246	956,295	0.28%	-38.77%
2008	0.20%	99,363	5.860450	582,312	0.28%	-38.83%
2008	0.25%	8,138	5.836782	47,500	0.28%	-38.86%
2007	0.00%	1,726,074	9.897441	17,083,716	0.18%	19.54%
2007	0.10%	226,134	7.476755	1,690,749	0.18%	19.42%
2007	0.20%	76,332	9.580341	731,287	0.18%	19.30%
2007	0.25%	8,184	9.546438	78,128	0.18%	19.24%
2006	0.00%	1,876,832	8.279324	15,538,900	0.05%	6.17%
2006	0.10%	51,726	6.260681	323,840	0.05%	6.06%
2006	0.20%	67,782	8.030198	544,303	0.05%	5.96%
2006	0.25%	45,366	8.005797	363,191	0.05%	5.90%
2006	0.40%	4	6.904680	28	0.05%	5.75%
2005	0.00%	1,986,938	7.798327	15,494,792	0.08%	6.50%
2005	0.10%	59,854	5.902844	353,309	0.08%	6.39%
2005	0.20%	60,144	7.578777	455,818	0.08%	6.29%
2005	0.25%	40,952	7.559516	309,577	0.08%	6.24%
2005	0.40%	3,778	6.529541	24,669	0.08%	6.08%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Health Sciences Fund - Class I (GVGH1)
2009	0.00%	62,420	$13.810897	$862,076	0.29%	19.16%
2009	0.10%	90,762	13.705345	1,243,925	0.29%	19.04%
2009	0.25%	57,752	13.548576	782,457	0.29%	18.87%
2008	0.00%	84,235	11.589966	976,281	0.26%	-25.21%
2008	0.10%	81,523	11.512893	938,566	0.26%	-25.29%
2008	0.25%	59,035	11.398285	672,898	0.26%	-25.40%
2008	0.40%	207	11.284830	2,336	0.26%	-25.51%
2007	0.00%	101,446	15.497697	1,572,179	0.07%	13.16%
2007	0.10%	52,696	15.410067	812,049	0.07%	13.05%
2007	0.20%	90,084	15.322977	1,380,355	0.07%	12.93%
2007	0.25%	57,456	15.279611	877,905	0.07%	12.88%
2007	0.40%	2,882	15.150267	43,663	0.07%	12.71%
2006	0.00%	124,614	13.695316	1,706,628	0.00%	2.71%
2006	0.10%	13,596	13.631572	185,335	0.00%	2.61%
2006	0.20%	72,832	13.568156	988,196	0.00%	2.50%
2006	0.25%	29,942	13.536569	405,312	0.00%	2.45%
2006	0.40%	18,258	13.442227	245,428	0.00%	2.30%
2005	0.00%	194,488	13.334230	2,593,348	0.00%	8.44%
2005	0.10%	20,710	13.285419	275,141	0.00%	8.33%
2005	0.20%	62,816	13.236814	831,484	0.00%	8.22%
2005	0.25%	27,596	13.212593	364,615	0.00%	8.17%
2005	0.40%	13,866	13.140144	182,201	0.00%	8.01%
NVIT Health Sciences Fund - Class III (GVGHS)
2009	0.00%	222,948	11.124833	2,480,259	0.28%	19.11%
2008	0.00%	260,983	9.339799	2,437,529	0.29%	-25.23%
2007	0.00%	210,752	12.491648	2,632,640	0.07%	13.23%
2006	0.00%	212,658	11.032385	2,346,125	0.00%	2.70%
2005	0.00%	128,282	10.742057	1,378,013	0.00%	7.42%	5/2/2005
NVIT International Index Fund - Class II (GVIX2)
2009	0.00%	30,419	7.413670	225,516	2.43%	28.58%
2009	0.25%	468,130	7.364341	3,447,469	2.43%	28.26%
2008	0.00%	592	5.765640	3,413	1.66%	-43.11%
2008	0.25%	37,630	5.741605	216,057	1.66%	-43.25%
2008	0.40%	76,167	5.727230	436,226	1.66%	-43.34%
2007	0.25%	164,488	10.117465	1,664,202	3.21%	1.17%	5/1/2007
2007	0.40%	55,246	10.107323	558,389	3.21%	1.07%	5/1/2007
2006	0.00%	134,862	23.062454	3,110,249	2.07%	22.67%
2005	0.00%	175,520	18.800450	3,299,855	1.31%	12.09%
NVIT International Index Fund - Class VI (GVIX6)
2009	0.00%	65,290	8.793694	574,140	2.61%	28.62%
2008	0.00%	71,845	6.837123	491,213	2.06%	-43.11%
2007	0.00%	53,368	12.017667	641,359	1.67%	9.50%
2006	0.00%	20,334	10.975279	223,171	1.50%	9.75%	5/1/2006

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2009	0.00%	1,378,139	$13.451838	$18,538,503	1.09%	27.21%
2009	0.10%	141,202	13.345564	1,884,420	1.09%	27.08%
2009	0.20%	196,053	13.240124	2,595,766	1.09%	26.95%
2009	0.25%	342,826	13.187693	4,521,084	1.09%	26.89%
2009	0.40%	897	13.031705	11,689	1.09%	26.70%
2008	0.00%	1,362,477	10.574854	14,407,995	2.07%	-36.84%
2008	0.10%	206,669	10.501810	2,170,399	2.07%	-36.91%
2008	0.20%	190,819	10.429261	1,990,101	2.07%	-36.97%
2008	0.25%	234,097	10.393146	2,433,004	2.07%	-37.00%
2008	0.40%	82,666	10.285643	850,273	2.07%	-37.10%
2007	0.00%	1,376,510	16.743624	23,047,766	2.03%	5.96%
2007	0.10%	211,970	16.644647	3,528,166	2.03%	5.85%
2007	0.20%	198,282	16.546241	3,280,822	2.03%	5.75%
2007	0.25%	160,792	16.497208	2,652,619	2.03%	5.69%
2007	0.40%	157,686	16.351146	2,578,347	2.03%	5.53%
2006	0.00%	1,105,550	15.802084	17,469,994	2.11%	16.87%
2006	0.10%	23,050	15.724474	362,449	2.11%	16.75%
2006	0.20%	211,872	15.647232	3,315,210	2.11%	16.64%
2006	0.25%	77,654	15.608708	1,212,079	2.11%	16.58%
2006	0.40%	171,634	15.493861	2,659,273	2.11%	16.40%
2005	0.00%	1,044,556	13.521320	14,123,776	2.02%	7.93%
2005	0.10%	24,154	13.468331	325,314	2.02%	7.82%
2005	0.20%	170,910	13.415540	2,292,850	2.02%	7.72%
2005	0.25%	24,354	13.389188	326,080	2.02%	7.66%
2005	0.40%	104,554	13.310555	1,391,672	2.02%	7.50%
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2009	0.00%	1,883	11.640280	21,919	0.87%	16.40%	5/1/2009
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2009	0.00%	10,225	12.204484	124,791	0.71%	22.04%	5/1/2009

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2009	0.00%	787,357	$13.447193	$10,587,742	1.73%	9.08%
2009	0.10%	35,939	13.340983	479,462	1.73%	8.98%
2009	0.20%	103,310	13.235577	1,367,367	1.73%	8.87%
2009	0.25%	189,396	13.183237	2,496,852	1.73%	8.81%
2009	0.40%	658	13.027295	8,572	1.73%	8.65%
2008	0.00%	746,175	12.327359	9,198,367	3.88%	-6.02%
2008	0.10%	36,290	12.242222	444,270	3.88%	-6.12%
2008	0.20%	72,139	12.157648	877,041	3.88%	-6.21%
2008	0.25%	508,679	12.115615	6,162,959	3.88%	-6.26%
2008	0.40%	713,252	11.990270	8,552,084	3.88%	-6.40%
2007	0.00%	621,536	13.117367	8,152,916	3.54%	5.38%
2007	0.10%	35,914	13.039806	468,312	3.54%	5.28%
2007	0.20%	28,608	12.962685	370,836	3.54%	5.17%
2007	0.25%	332,180	12.924331	4,293,204	3.54%	5.12%
2007	0.40%	106,108	12.809833	1,359,226	3.54%	4.96%
2006	0.00%	628,508	12.447546	7,823,382	3.23%	6.16%
2006	0.10%	26,518	12.386397	328,462	3.23%	6.06%
2006	0.20%	22,320	12.325531	275,106	3.23%	5.95%
2006	0.25%	287,996	12.295233	3,540,978	3.23%	5.90%
2006	0.40%	92,396	12.204705	1,127,666	3.23%	5.74%
2005	0.00%	706,430	11.724859	8,282,792	2.49%	3.31%
2005	0.10%	29,088	11.678890	339,716	2.49%	3.20%
2005	0.20%	34,084	11.633095	396,502	2.49%	3.10%
2005	0.25%	4,440	11.610294	51,550	2.49%	3.05%
2005	0.40%	49,050	11.542054	566,138	2.49%	2.90%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2009	0.00%	4,458,884	13.630962	60,778,878	1.56%	19.14%
2009	0.10%	144,450	13.523280	1,953,438	1.56%	19.02%
2009	0.20%	480,252	13.416419	6,443,262	1.56%	18.90%
2009	0.25%	863,030	13.363298	11,532,927	1.56%	18.84%
2009	0.40%	2,599	13.205276	34,321	1.56%	18.66%
2008	0.00%	3,933,503	11.441586	45,005,513	2.82%	-23.20%
2008	0.10%	117,688	11.362546	1,337,235	2.82%	-23.27%
2008	0.20%	205,224	11.284040	2,315,756	2.82%	-23.35%
2008	0.25%	551,789	11.244982	6,204,857	2.82%	-23.39%
2008	0.40%	189,624	11.128694	2,110,267	2.82%	-23.50%
2007	0.00%	3,877,166	14.896957	57,757,975	2.71%	5.66%
2007	0.10%	117,560	14.808865	1,740,930	2.71%	5.55%
2007	0.20%	221,366	14.721295	3,258,794	2.71%	5.45%
2007	0.25%	341,144	14.677673	5,007,200	2.71%	5.39%
2007	0.40%	384,024	14.547724	5,586,675	2.71%	5.24%
2006	0.00%	3,554,252	14.099052	50,111,584	2.47%	11.35%
2006	0.10%	1,864	14.029768	26,151	2.47%	11.24%
2006	0.20%	206,458	13.960840	2,882,327	2.47%	11.13%
2006	0.25%	161,088	13.926464	2,243,386	2.47%	11.08%
2006	0.40%	490,632	13.823999	6,782,496	2.47%	10.91%
2005	0.00%	3,150,642	12.661618	39,892,225	2.39%	5.34%
2005	0.10%	1,874	12.611956	23,635	2.39%	5.24%
2005	0.20%	114,016	12.562517	1,432,328	2.39%	5.13%
2005	0.25%	31,934	12.537840	400,383	2.39%	5.08%
2005	0.40%	390,100	12.464210	4,862,288	2.39%	4.92%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2009	0.00%	4,600,411	$13.702388	$63,036,616	1.31%	24.39%
2009	0.10%	218,272	13.594088	2,967,209	1.31%	24.27%
2009	0.20%	44,938	13.486671	606,064	1.31%	24.14%
2009	0.25%	474,675	13.433301	6,376,452	1.31%	24.08%
2009	0.40%	20	13.274448	265	1.31%	23.90%
2008	0.00%	4,832,634	11.015454	53,233,658	2.49%	-31.39%
2008	0.10%	157,940	10.939329	1,727,758	2.49%	-31.46%
2008	0.20%	45,387	10.863747	493,073	2.49%	-31.53%
2008	0.25%	434,590	10.826159	4,704,940	2.49%	-31.56%
2008	0.40%	41,029	10.714194	439,593	2.49%	-31.66%
2007	0.00%	4,655,618	16.055259	74,747,153	2.31%	6.15%
2007	0.10%	168,006	15.960296	2,681,425	2.31%	6.04%
2007	0.20%	53,480	15.865910	848,509	2.31%	5.94%
2007	0.25%	236,756	15.818947	3,745,231	2.31%	5.88%
2007	0.40%	202,098	15.678888	3,168,672	2.31%	5.72%
2006	0.00%	4,071,170	15.125018	61,576,520	2.25%	14.54%
2006	0.10%	18,108	15.050687	272,538	2.25%	14.43%
2006	0.20%	38,278	14.976735	573,279	2.25%	14.31%
2006	0.25%	84,106	14.939913	1,256,536	2.25%	14.26%
2006	0.40%	268,984	14.829966	3,989,024	2.25%	14.08%
2005	0.00%	3,665,284	13.204972	48,399,973	2.19%	7.07%
2005	0.10%	20,444	13.153196	268,904	2.19%	6.97%
2005	0.20%	22,860	13.101623	299,503	2.19%	6.86%
2005	0.25%	80,236	13.075926	1,049,160	2.19%	6.81%
2005	0.40%	181,156	12.999118	2,354,868	2.19%	6.65%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2009	0.00%	1,042,745	13.712188	14,298,315	1.77%	14.56%
2009	0.10%	67,425	13.603867	917,241	1.77%	14.45%
2009	0.20%	44,906	13.496401	606,069	1.77%	14.33%
2009	0.25%	191,581	13.443003	2,575,424	1.77%	14.28%
2009	0.40%	28	13.284003	372	1.77%	14.10%
2008	0.00%	1,167,584	11.969310	13,975,175	2.74%	-15.04%
2008	0.10%	70,328	11.886643	835,964	2.74%	-15.13%
2008	0.20%	21,399	11.804545	252,605	2.74%	-15.21%
2008	0.25%	168,630	11.763719	1,983,716	2.74%	-15.26%
2008	0.40%	9,327	11.642029	108,585	2.74%	-15.38%
2007	0.00%	1,091,298	14.088774	15,375,051	3.18%	5.86%
2007	0.10%	76,886	14.005474	1,076,825	3.18%	5.75%
2007	0.20%	21,560	13.922670	300,173	3.18%	5.65%
2007	0.25%	260,644	13.881453	3,618,117	3.18%	5.59%
2007	0.40%	1,104,372	13.758509	15,194,512	3.18%	5.43%
2006	0.00%	1,022,586	13.308971	13,609,567	2.84%	8.42%
2006	0.10%	8,862	13.243591	117,365	2.84%	8.31%
2006	0.20%	19,512	13.178536	257,140	2.84%	8.21%
2006	0.25%	105,542	13.146115	1,387,467	2.84%	8.15%
2006	0.40%	820,496	13.049356	10,706,944	2.84%	7.99%
2005	0.00%	996,854	12.275099	12,236,482	2.78%	4.49%
2005	0.10%	8,950	12.226987	109,432	2.78%	4.38%
2005	0.20%	18,166	12.179054	221,245	2.78%	4.28%
2005	0.25%	151,626	12.155154	1,843,037	2.78%	4.23%
2005	0.40%	521,412	12.083751	6,300,613	2.78%	4.07%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Leaders Fund - Class I (GVUS1)
2009	0.00%	46,260	$12.049802	$557,424	0.84%	33.79%
2009	0.10%	40,684	11.957718	486,488	0.84%	33.65%
2008	0.00%	67,331	9.006647	606,427	0.76%	-49.91%
2008	0.10%	42,776	8.946759	382,707	0.76%	-49.96%
2008	0.25%	132	8.857680	1,169	0.76%	-50.03%
2007	0.00%	89,306	17.979434	1,605,671	1.24%	11.56%
2007	0.10%	44,572	17.877821	796,850	1.24%	11.45%
2007	0.25%	3,872	17.726502	68,637	1.24%	11.28%
2006	0.00%	85,138	16.116355	1,372,114	0.70%	16.05%
2006	0.10%	8,386	16.041401	134,523	0.70%	15.93%
2006	0.25%	2,392	15.929628	38,104	0.70%	15.76%
2006	0.40%	54	15.818643	854	0.70%	15.58%
2005	0.00%	40,072	13.887943	556,518	1.29%	10.31%
2005	0.10%	13,776	13.837136	190,620	1.29%	10.20%
2005	0.25%	8,298	13.761286	114,191	1.29%	10.04%
2005	0.40%	212	13.685866	2,901	1.29%	9.87%
NVIT Mid Cap Index Fund - Class I (MCIF)
2009	0.00%	1,091,787	23.150606	25,275,531	0.98%	36.76%
2009	0.10%	194,480	20.989089	4,081,958	0.98%	36.62%
2009	0.20%	174,671	15.811153	2,761,750	0.98%	36.48%
2009	0.25%	1,162,757	15.739465	18,301,173	0.98%	36.41%
2009	0.40%	3,484	19.635632	68,411	0.98%	36.21%
2008	0.00%	1,183,654	16.928443	20,037,419	1.25%	-36.46%
2008	0.10%	204,375	15.363236	3,139,861	1.25%	-36.53%
2008	0.20%	243,882	11.584754	2,825,313	1.25%	-36.59%
2008	0.25%	970,816	11.537999	11,201,274	1.25%	-36.62%
2008	0.40%	234,488	14.415737	3,380,317	1.25%	-36.72%
2007	0.00%	1,320,468	26.643107	35,181,370	1.35%	7.56%
2007	0.10%	234,870	24.203943	5,684,780	1.35%	7.45%
2007	0.20%	433,092	18.269470	7,912,361	1.35%	7.34%
2007	0.25%	1,035,184	18.204864	18,845,384	1.35%	7.29%
2007	0.40%	374,168	22.779636	8,523,411	1.35%	7.13%
2006	0.00%	1,451,458	24.770554	35,953,419	1.14%	9.89%
2006	0.10%	154,944	22.525451	3,490,183	1.14%	9.78%
2006	0.20%	639,140	17.019619	10,877,919	1.14%	9.67%
2006	0.25%	993,900	16.967969	16,864,464	1.14%	9.62%
2006	0.40%	660,842	21.263963	14,052,120	1.14%	9.45%
2005	0.00%	1,705,870	22.541352	38,452,616	1.04%	12.10%
2005	0.10%	169,140	20.518746	3,470,541	1.04%	11.99%
2005	0.20%	704,782	15.518876	10,937,424	1.04%	11.87%
2005	0.25%	613,462	15.479497	9,496,083	1.04%	11.82%
2005	0.40%	746,512	19.427688	14,503,002	1.04%	11.65%
NVIT Money Market Fund - Class I (SAM)
2009	0.00%	7,271,586	14.293206	103,934,277	0.05%	0.04%
2009	0.20%	3,780	12.055725	45,571	0.05%	-0.16%
2009	0.25%	625,656	12.000968	7,508,478	0.05%	-0.21%
2008	0.00%	8,735,601	14.287212	124,807,383	2.03%	2.05%
2008	0.20%	4,546	12.074817	54,892	2.03%	1.85%
2008	0.25%	747,274	12.025998	8,986,716	2.03%	1.80%
2007	0.00%	8,018,358	13.999702	112,254,623	4.65%	4.79%
2007	0.20%	5,226	11.855541	61,957	4.65%	4.58%
2007	0.25%	839,752	11.813525	9,920,431	4.65%	4.53%
2006	0.00%	7,870,664	13.359424	105,147,538	4.43%	4.53%
2006	0.20%	5,784	11.336122	65,568	4.43%	4.32%
2006	0.25%	906,990	11.301640	10,250,474	4.43%	4.27%
2005	0.00%	8,487,334	12.780436	108,471,829	2.61%	2.67%
2005	0.20%	12,740	10.866496	138,439	2.61%	2.46%
2005	0.25%	997,352	10.838856	10,810,155	2.61%	2.41%
2005	0.40%	1,872	12.182168	22,805	2.61%	2.26%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Money Market Fund - Class V (SAM5)
2009	0.00%	454,540	$11.731114	$5,332,261	0.06%	0.06%
2009	0.10%	6,087,351	11.646971	70,899,201	0.06%	-0.04%
2009	0.20%	7,395,065	11.563359	85,511,791	0.06%	-0.14%
2009	0.25%	11,828,679	11.521736	136,286,917	0.06%	-0.19%
2009	0.40%	16,932	11.397666	192,985	0.06%	-0.34%
2008	0.00%	208,319	11.724390	2,442,413	2.10%	2.14%
2008	0.10%	6,427,722	11.651947	74,895,476	2.10%	2.04%
2008	0.20%	7,319,234	11.579888	84,755,910	2.10%	1.94%
2008	0.25%	15,618,922	11.543990	180,304,679	2.10%	1.89%
2008	0.40%	2,643,652	11.436879	30,235,128	2.10%	1.73%
2007	0.10%	5,521,946	11.419178	63,056,084	4.74%	4.76%
2007	0.20%	9,193,300	11.359928	104,435,226	4.74%	4.66%
2007	0.25%	12,378,852	11.330392	140,257,246	4.74%	4.60%
2007	0.40%	3,398,038	11.242166	38,201,307	4.74%	4.44%
2006	0.10%	6,733,802	10.900267	73,400,240	4.63%	4.51%
2006	0.20%	8,530,114	10.854633	92,591,257	4.63%	4.40%
2006	0.25%	11,262,860	10.831867	121,997,802	4.63%	4.35%
2006	0.40%	4,048,114	10.763797	43,573,077	4.63%	4.20%
2005	0.10%	537,434	10.429961	5,605,416	2.74%	2.65%
2005	0.20%	7,660,560	10.396676	79,644,360	2.74%	2.55%
2005	0.25%	5,577,142	10.380057	57,891,052	2.74%	2.49%
2005	0.40%	5,136,552	10.330316	53,062,205	2.74%	2.34%
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
2009	0.00%	2,144,940	8.379106	17,972,680	0.81%	36.46%
2008	0.00%	1,107	6.140389	6,797	0.06%	-38.60%	5/1/2008
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
2009	0.00%	65,225	16.546611	1,079,253	2.12%	29.86%
2008	0.00%	77,496	12.742294	987,477	1.73%	-46.31%
2007	0.00%	93,770			0.00%
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
2009	0.00%	556,645	10.082162	5,612,185	2.13%	29.84%
2008	0.00%	635,373	7.765128	4,933,753	1.74%	-46.33%
2007	0.00%	665,320	14.468946	9,626,479	2.15%	2.93%
2006	0.00%	575,980	14.056822	8,096,448	2.01%	22.75%
2005	0.00%	402,348	11.451970	4,607,677	0.95%	14.52%	5/2/2005
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2009	0.00%	285,919	8.259762	2,361,623	0.86%	29.78%
2008	0.00%	2,417	6.364575	15,383	0.26%	-36.35%	5/1/2008
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2009	0.00%	457,649	8.111157	3,712,063	1.39%	27.59%
2008	0.00%	37,776	6.357067	240,145	0.95%	-36.43%	5/1/2008
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2009	0.00%	3,889,090	7.982859	31,046,057	0.00%	27.12%
2009	0.10%	91,898	7.969566	732,387	0.00%	26.99%
2009	0.25%	2,074	7.949631	16,488	0.00%	26.80%
2008	0.00%	478	6.279727	3,002	0.00%	-37.20%	5/1/2008
NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)
2008	0.25%	358	6.761352	2,421	0.46%	-32.39%	5/1/2008
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2009	0.00%	1,303,777	8.817001	11,495,403	1.19%	30.47%
2008	0.00%	815	6.757903	5,508	1.51%	-32.42%	5/1/2008

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2009	0.00%	627,172	$13.016693	$8,163,705	0.00%	27.46%
2009	0.10%	70,402	12.878613	906,680	0.00%	27.33%
2009	0.20%	22,417	12.741894	285,635	0.00%	27.21%
2009	0.25%	183,789	12.674135	2,329,367	0.00%	27.14%
2009	0.40%	8	12.472919	100	0.00%	26.95%
2008	0.00%	659,708	10.212287	6,737,127	0.00%	-46.42%
2008	0.10%	72,753	10.114063	735,828	0.00%	-46.47%
2008	0.20%	18,977	10.016703	190,087	0.00%	-46.53%
2008	0.25%	271,535	9.968426	2,706,777	0.00%	-46.55%
2008	0.40%	6,093	9.824891	59,863	0.00%	-46.63%
2007	0.00%	711,702	19.059414	13,564,623	0.00%	9.75%
2007	0.10%	104,246	18.895046	1,969,733	0.00%	9.64%
2007	0.20%	101,242	18.731944	1,896,459	0.00%	9.53%
2007	0.25%	271,302	18.651020	5,060,059	0.00%	9.47%
2007	0.40%	28,166	18.410147	518,540	0.00%	9.31%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2009	0.00%	1,113,781	22.834198	25,432,296	0.57%	26.22%
2009	0.10%	99,716	24.471259	2,440,176	0.57%	26.09%
2009	0.20%	125,186	17.497487	2,190,440	0.57%	25.96%
2009	0.25%	362,635	17.418185	6,316,444	0.57%	25.90%
2009	0.40%	4,138	19.342658	80,040	0.57%	25.71%
2008	0.00%	1,246,918	18.091428	22,558,527	1.07%	-32.15%
2008	0.10%	107,445	19.407862	2,085,278	1.07%	-32.22%
2008	0.20%	117,819	13.890932	1,636,616	1.07%	-32.29%
2008	0.25%	482,118	13.834895	6,670,052	1.07%	-32.32%
2008	0.40%	12,830	15.386534	197,409	1.07%	-32.42%
2007	0.00%	1,454,620	26.664377	38,786,536	1.13%	-6.89%
2007	0.10%	262,148	28.633322	7,506,168	1.13%	-6.99%
2007	0.20%	289,534	20.514502	5,939,646	1.13%	-7.08%
2007	0.25%	575,424	20.441984	11,762,808	1.13%	-7.13%
2007	0.40%	25,628	22.768858	583,520	1.13%	-7.27%
2006	0.00%	1,678,046	28.638579	48,056,853	0.43%	17.29%
2006	0.10%	237,134	30.784276	7,299,999	0.43%	17.18%
2006	0.20%	348,296	22.077762	7,689,596	0.43%	17.06%
2006	0.25%	667,586	22.010798	14,694,101	0.43%	17.00%
2006	0.40%	104,786	24.553275	2,572,839	0.43%	16.83%
2005	0.00%	1,914,388	24.416176	46,742,034	0.07%	3.07%
2005	0.10%	250,094	26.271693	6,570,393	0.07%	2.97%
2005	0.20%	458,988	18.860242	8,656,625	0.07%	2.87%
2005	0.25%	848,398	18.812416	15,960,416	0.07%	2.82%
2005	0.40%	395,632	21.016857	8,314,941	0.07%	2.66%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2009	0.00%	1,279,276	$21.944622	$28,073,228	0.27%	34.70%
2009	0.10%	181,456	22.128719	4,015,389	0.27%	34.57%
2009	0.20%	858,139	14.844285	12,738,460	0.27%	34.43%
2009	0.25%	1,510,254	14.777001	22,317,025	0.27%	34.37%
2009	0.40%	6,288	18.829123	118,398	0.27%	34.16%
2008	0.00%	1,461,719	16.291230	23,813,200	0.83%	-38.19%
2008	0.10%	200,454	16.444339	3,296,334	0.83%	-38.25%
2008	0.20%	968,556	11.042145	10,694,936	0.83%	-38.31%
2008	0.25%	1,443,694	10.997602	15,877,172	0.83%	-38.34%
2008	0.40%	138,143	14.034369	1,938,750	0.83%	-38.44%
2007	0.00%	1,568,836	26.356127	41,348,441	0.09%	2.13%
2007	0.10%	214,492	26.630532	5,712,036	0.09%	2.03%
2007	0.20%	773,666	17.899968	13,848,597	0.09%	1.93%
2007	0.25%	1,805,786	17.836712	32,209,285	0.09%	1.88%
2007	0.40%	227,380	22.796223	5,183,405	0.09%	1.72%
2006	0.00%	1,691,018	25.805828	43,638,120	0.10%	12.04%
2006	0.10%	109,004	26.100738	2,845,085	0.10%	11.93%
2006	0.20%	730,292	17.561515	12,825,034	0.10%	11.82%
2006	0.25%	1,848,548	17.508253	32,364,846	0.10%	11.76%
2006	0.40%	428,830	22.410227	9,610,178	0.10%	11.59%
2005	0.00%	1,752,846	23.033016	40,373,330	0.00%	12.32%
2005	0.10%	123,158	23.319481	2,871,981	0.00%	12.20%
2005	0.20%	1,146,078	15.705843	18,000,121	0.00%	12.09%
2005	0.25%	1,912,752	15.666008	29,965,188	0.00%	12.04%
2005	0.40%	832,540	20.082219	16,719,251	0.00%	11.87%
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2009	0.00%	620,658	16.933793	10,510,094	9.43%	24.38%
2009	0.10%	65,180	16.361665	1,066,453	9.43%	24.25%
2009	0.20%	18,311	15.620376	286,025	9.43%	24.13%
2009	0.25%	89,391	15.549631	1,389,997	9.43%	24.07%
2008	0.00%	603,494	13.614701	8,216,390	6.15%	-17.29%
2008	0.10%	55,384	13.167860	729,289	6.15%	-17.37%
2008	0.20%	27,508	12.583839	346,156	6.15%	-17.46%
2008	0.25%	141,197	12.533105	1,769,637	6.15%	-17.50%
2008	0.40%	2,396	12.738274	30,521	6.15%	-17.62%
2007	0.00%	697,366	16.461000	11,479,342	4.18%	4.62%
2007	0.10%	81,530	15.936672	1,299,317	4.18%	4.52%
2007	0.20%	70,520	15.245098	1,075,084	4.18%	4.41%
2007	0.25%	657,186	15.191219	9,983,456	4.18%	4.36%
2007	0.40%	44,644	15.463091	690,334	4.18%	4.20%
2006	0.00%	657,636	15.733416	10,346,861	4.07%	4.84%
2006	0.10%	18,772	15.247568	286,227	4.07%	4.73%
2006	0.20%	57,084	14.600569	833,459	4.07%	4.63%
2006	0.25%	450,402	14.556279	6,556,177	4.07%	4.58%
2006	0.40%	34,566	14.839152	512,930	4.07%	4.42%
2005	0.00%	636,228	15.007380	9,548,115	3.99%	2.18%
2005	0.10%	28,056	14.558458	408,452	3.99%	2.08%
2005	0.20%	114,922	13.954609	1,603,692	3.99%	1.98%
2005	0.25%	483,160	13.919206	6,725,204	3.99%	1.93%
2005	0.40%	89,110	14.210938	1,266,337	3.99%	1.77%
NVIT Short Term Bond Fund - Class I (NVSTB1)
2009	0.25%	52,762	10.669125	562,924	2.15%	7.12%
NVIT Short Term Bond Fund - Class II (NVSTB2)
2009	0.00%	270,272	10.650192	2,878,449	2.32%	7.11%
2008	0.00%	96,918	9.943310	963,686	3.46%	-0.57%	5/1/2008

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Technology & Communications Fund - Class I (GGTC)
2009	0.00%	235,876	$3.325931	$784,507	0.00%	52.47%
2009	0.10%	226,699	3.295310	747,043	0.00%	52.31%
2009	0.20%	371,260	3.264934	1,212,139	0.00%	52.16%
2009	0.25%	481,326	3.249860	1,564,242	0.00%	52.09%
2008	0.00%	286,434	2.181418	624,832	0.00%	-48.57%
2008	0.10%	259,568	2.163493	561,574	0.00%	-48.62%
2008	0.20%	338,127	2.145696	725,518	0.00%	-48.67%
2008	0.25%	424,273	2.136859	906,612	0.00%	-48.70%
2008	0.40%	3,131	2.110566	6,608	0.00%	-48.78%
2007	0.00%	400,856	4.241547	1,700,250	0.00%	20.09%
2007	0.10%	257,506	4.210915	1,084,336	0.00%	19.97%
2007	0.20%	380,790	4.180465	1,591,879	0.00%	19.85%
2007	0.25%	519,226	4.165338	2,162,752	0.00%	19.79%
2007	0.40%	80,076	4.120279	329,935	0.00%	19.61%
2006	0.00%	515,480	3.531877	1,820,612	0.00%	11.17%
2006	0.10%	101,564	3.509892	356,479	0.00%	11.06%
2006	0.20%	311,356	3.488016	1,086,015	0.00%	10.95%
2006	0.25%	446,826	3.477132	1,553,673	0.00%	10.89%
2006	0.40%	238,650	3.444715	822,081	0.00%	10.73%
2005	0.00%	740,614	3.177040	2,352,960	0.00%	-0.52%
2005	0.10%	125,958	3.160408	398,079	0.00%	-0.62%
2005	0.20%	273,712	3.143852	860,510	0.00%	-0.71%
2005	0.25%	262,362	3.135604	822,663	0.00%	-0.76%
2005	0.40%	232,710	3.111019	723,965	0.00%	-0.91%
NVIT Technology & Communications Fund - Class III (GGTC3)
2009	0.00%	200,315	12.888766	2,581,813	0.00%	52.44%
2008	0.00%	177,753	8.454726	1,502,853	0.00%	-48.59%
2007	0.00%	249,550	16.444438	4,103,710	0.00%	20.19%
2006	0.00%	136,014	13.682536	1,861,016	0.00%	11.08%
2005	0.00%	89,142	12.317458	1,098,003	0.00%	23.17%	5/2/2005
NVIT U.S. Growth Leaders Fund - Class I (GVUG1)
2009	0.00%	134,485	14.212216	1,911,330	0.00%	25.84%
2009	0.10%	56,812	14.103668	801,258	0.00%	25.71%
2008	0.00%	204,284	11.293974	2,307,178	0.00%	-41.29%
2008	0.10%	75,068	11.218926	842,182	0.00%	-41.35%
2008	0.25%	68,398	11.107192	759,710	0.00%	-41.44%
2007	0.00%	231,876	19.237188	4,460,642	0.00%	22.49%
2007	0.10%	147,470	19.128541	2,820,886	0.00%	22.36%
2007	0.25%	71,458	18.966559	1,355,312	0.00%	22.18%
2006	0.00%	250,268	15.705651	3,930,622	0.27%	-0.29%
2006	0.10%	74,050	15.632647	1,157,598	0.27%	-0.39%
2006	0.25%	93,502	15.523663	1,451,494	0.27%	-0.54%
2006	0.40%	118	15.415524	1,819	0.27%	-0.69%
2005	0.00%	279,900	15.751023	4,408,711	0.00%	11.96%
2005	0.10%	70,284	15.693455	1,102,999	0.00%	11.85%
2005	0.25%	80,480	15.607398	1,256,083	0.00%	11.68%
2005	0.40%	816	15.521877	12,666	0.00%	11.52%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)
2009	0.00%	32,412	$13.059893	$423,297	0.24%	30.60%	5/1/2009
Templeton NVIT International Value Fund - Class III (NVTIV3)
2009	0.00%	8,463	13.034354	110,310	0.64%	30.34%	5/1/2009
Van Kampen NVIT Comstock Value Fund - Class I (EIF)
2009	0.00%	702,809	11.850163	8,328,401	1.12%	28.55%
2009	0.10%	56,839	9.902521	562,849	1.12%	28.42%
2009	0.25%	161	9.726461	1,566	1.12%	28.23%
2008	0.00%	790,298	9.218422	7,285,300	2.00%	-36.99%
2008	0.10%	66,339	7.711029	511,542	2.00%	-37.05%
2008	0.25%	30,065	7.585299	228,052	2.00%	-37.15%
2007	0.00%	883,520	14.630092	12,925,979	1.74%	-2.22%
2007	0.10%	50,950	12.250079	624,142	1.74%	-2.31%
2007	0.25%	48,922	12.068473	590,414	1.74%	-2.46%
2006	0.00%	875,334	14.961750	13,096,528	1.73%	15.91%
2006	0.10%	5,264	12.540372	66,013	1.73%	15.79%
2006	0.25%	36,988	12.373114	457,657	1.73%	15.62%
2006	0.40%	2	13.317925	27	1.73%	15.44%
2005	0.00%	825,902	12.908610	10,661,247	1.61%	4.25%
2005	0.10%	5,204	10.830304	56,361	1.61%	4.14%
2005	0.25%	42,010	10.701838	449,584	1.61%	3.99%
2005	0.40%	262	11.536276	3,023	1.61%	3.83%
Van Kampen NVIT Real Estate Fund - Class I (NVRE1)
2009	0.00%	3,102,055	7.388147	22,918,438	2.16%	30.84%
2009	0.25%	7,340	14.799525	108,629	2.16%	48.00%	5/1/2009
2008	0.00%	19,987	5.646840	112,863	4.37%	-43.53%	5/1/2008
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
2009	0.00%	395,794	11.059816	4,377,409	7.00%	13.33%
2008	0.00%	417,277	9.759262	4,072,316	3.91%	-13.43%
2007	0.00%	757,962	11.273070	8,544,559	2.69%	4.77%
2006	0.00%	903,048	10.759706	9,716,531	3.07%	4.20%
2005	0.00%	748,972	10.325859	7,733,779	3.97%	1.44%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
V.I. Basic Value Fund - Series I (AVBVI)
2009	0.10%	19,823	$12.594459	$249,660	0.41%	47.85%
2009	0.25%	40,678	12.456759	506,716	0.41%	47.63%
2008	0.00%	322,494	8.572219	2,764,489	0.87%	-51.77%
2008	0.10%	14,438	8.518126	122,985	0.87%	-51.82%
2008	0.25%	65,576	8.437654	553,308	0.87%	-51.89%
2008	0.40%	11,858	8.357923	99,108	0.87%	-51.96%
2007	0.00%	315,430	17.772480	5,605,973	0.59%	1.54%
2007	0.10%	14,780	17.678080	261,282	0.59%	1.44%
2007	0.20%	34,052	17.584241	598,779	0.59%	1.34%
2007	0.25%	74,740	17.537474	1,310,751	0.59%	1.29%
2007	0.40%	16,380	17.397964	284,979	0.59%	1.14%
2006	0.00%	334,122	17.502242	5,847,884	0.42%	13.20%
2006	0.10%	1,258	17.426798	21,923	0.42%	13.09%
2006	0.20%	55,730	17.351728	967,012	0.42%	12.98%
2006	0.25%	70,154	17.314284	1,214,666	0.42%	12.92%
2006	0.40%	30,412	17.202471	523,162	0.42%	12.75%
2005	0.00%	300,432	15.460790	4,644,916	0.09%	5.74%
2005	0.10%	174	15.409499	2,681	0.09%	5.63%
2005	0.20%	46,214	15.358428	709,774	0.09%	5.53%
2005	0.25%	54,050	15.332927	828,745	0.09%	5.47%
2005	0.40%	44,502	15.256716	678,954	0.09%	5.32%
V.I. Capital Appreciation Fund - Series I (AVCA)
2009	0.00%	77,637	11.924271	925,765	0.59%	21.08%
2008	0.00%	73,269	9.848393	721,582	0.00%	-42.49%
2007	0.00%	101,352	17.125365	1,735,690	0.00%	12.01%
2006	0.00%	102,104	15.288632	1,561,030	0.06%	6.30%
2005	0.00%	85,976	14.382523	1,236,552	0.08%	8.84%
V.I. Capital Development Fund - Series I (AVCDI)
2009	0.00%	164,731	16.394648	2,700,707	0.00%	42.37%
2009	0.10%	15,032	16.274948	244,645	0.00%	42.23%
2009	0.20%	59,711	16.156149	964,700	0.00%	42.09%
2009	0.25%	303,416	16.097055	4,884,104	0.00%	42.02%
2009	0.40%	535	15.921111	8,518	0.00%	41.80%
2008	0.00%	186,381	11.515462	2,146,263	0.00%	-47.03%
2008	0.10%	18,486	11.442826	211,532	0.00%	-47.08%
2008	0.20%	60,947	11.370648	693,007	0.00%	-47.13%
2008	0.25%	249,314	11.334726	2,825,906	0.00%	-47.16%
2008	0.40%	60,293	11.227657	676,949	0.00%	-47.24%
2007	0.00%	192,610	21.737696	4,186,898	0.00%	10.84%
2007	0.10%	113,300	21.622263	2,449,802	0.00%	10.73%
2007	0.20%	105,866	21.507445	2,276,907	0.00%	10.62%
2007	0.25%	191,752	21.450254	4,113,129	0.00%	10.57%
2007	0.40%	129,860	21.279639	2,763,374	0.00%	10.40%
2006	0.00%	180,668	19.610981	3,543,077	0.00%	16.52%
2006	0.10%	100,288	19.526450	1,958,269	0.00%	16.40%
2006	0.20%	73,000	19.442307	1,419,288	0.00%	16.29%
2006	0.25%	158,748	19.400361	3,079,769	0.00%	16.23%
2006	0.40%	137,464	19.275099	2,649,632	0.00%	16.06%
2005	0.00%	164,886	16.830569	2,775,125	0.00%	9.60%
2005	0.10%	29,388	16.774744	492,976	0.00%	9.50%
2005	0.20%	21,682	16.719125	362,504	0.00%	9.39%
2005	0.25%	93,372	16.691371	1,558,507	0.00%	9.33%
2005	0.40%	247,510	16.608430	4,110,753	0.00%	9.17%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
V.I. International Growth Fund - Series I (AVIE)
2009	0.00%	34,545	$16.700382	$576,915	1.69%	35.24%
2009	0.10%	219,927	16.606084	3,652,126	1.69%	35.11%
2009	0.20%	229,555	16.512357	3,790,494	1.69%	34.97%
2009	0.25%	1,521,302	16.465672	25,049,260	1.69%	34.90%
2009	0.40%	2,280	16.326447	37,224	1.69%	34.70%
2008	0.00%	5,516	12.348500	68,114	0.54%	-40.38%
2008	0.10%	207,823	12.291069	2,554,367	0.54%	-40.44%
2008	0.20%	118,867	12.233919	1,454,209	0.54%	-40.50%
2008	0.25%	1,309,467	12.205427	15,982,604	0.54%	-40.53%
2008	0.40%	203,177	12.120383	2,462,583	0.54%	-40.62%
2007	0.10%	183,632	20.636261	3,789,478	0.53%	14.60%
2007	0.20%	187,080	20.560904	3,846,534	0.53%	14.49%
2007	0.25%	903,590	20.523294	18,544,643	0.53%	14.43%
2007	0.40%	475,710	20.410961	9,709,698	0.53%	14.26%
2006	0.20%	189,366	17.958795	3,400,785	0.97%	27.98%
2006	0.25%	447,740	17.934952	8,030,195	0.97%	27.91%
2006	0.40%	461,146	17.863705	8,237,776	0.97%	27.72%
2005	0.20%	451,992	14.032735	6,342,684	1.14%	17.69%
2005	0.25%	202,258	14.021093	2,835,878	1.14%	17.63%
2005	0.40%	457,728	13.986284	6,401,914	1.14%	17.46%
VPS Growth and Income Portfolio - Class A (ALVGIA)
2009	0.00%	220,764	13.736397	3,032,502	4.18%	20.82%
2009	0.10%	62,989	13.636111	858,925	4.18%	20.70%
2009	0.25%	501,456	13.487083	6,763,179	4.18%	20.52%
2009	0.40%	3,565	13.339666	47,556	4.18%	20.34%
2008	0.00%	227,556	11.368917	2,587,065	2.03%	-40.60%
2008	0.10%	84,717	11.297207	957,065	2.03%	-40.66%
2008	0.25%	548,481	11.190516	6,137,785	2.03%	-40.75%
2008	0.40%	31,102	11.084829	344,760	2.03%	-40.84%
2007	0.00%	232,948	19.140759	4,458,802	1.44%	5.12%
2007	0.10%	63,136	19.039121	1,202,054	1.44%	5.01%
2007	0.20%	47,418	18.938067	898,005	1.44%	4.91%
2007	0.25%	720,052	18.887703	13,600,128	1.44%	4.85%
2007	0.40%	63,592	18.737498	1,191,555	1.44%	4.70%
2006	0.00%	241,896	18.208779	4,404,631	1.37%	17.29%
2006	0.10%	3,554	18.130310	64,435	1.37%	17.17%
2006	0.20%	44,760	18.052215	808,017	1.37%	17.05%
2006	0.25%	422,112	18.013258	7,603,612	1.37%	16.99%
2006	0.40%	395,572	17.896979	7,079,544	1.37%	16.82%
2005	0.00%	247,326	15.525074	3,839,754	1.48%	4.87%
2005	0.10%	84,426	15.473584	1,306,373	1.48%	4.76%
2005	0.20%	37,842	15.422290	583,610	1.48%	4.66%
2005	0.25%	369,126	15.396687	5,683,317	1.48%	4.61%
2005	0.40%	386,306	15.320186	5,918,280	1.48%	4.45%
VPS International Value Portfolio - Class A (ALVIVA)
2009	0.00%	154,940	7.568873	1,172,721	1.32%	34.68%
2009	0.20%	1,046,990	7.513480	7,866,538	1.32%	34.41%
2009	0.25%	3,001,526	7.499685	22,510,500	1.32%	34.34%
2008	0.00%	84,052	5.619859	472,360	1.09%	-53.18%
2008	0.20%	981,200	5.589904	5,484,814	1.09%	-53.28%
2008	0.25%	2,650,624	5.582435	14,796,936	1.09%	-53.30%
2008	0.40%	967,247	5.560105	5,377,995	1.09%	-53.37%
2007	0.20%	656,858	11.964050	7,858,682	1.13%	5.63%
2007	0.25%	1,304,024	11.954073	15,588,398	1.13%	5.57%
2007	0.40%	764,464	11.924192	9,115,616	1.13%	5.42%
2006	0.20%	287,868	11.326575	3,260,558	0.57%	13.27%	5/1/2006
2006	0.25%	343,264	11.322832	3,886,721	0.57%	13.23%	5/1/2006
2006	0.40%	453,968	11.311574	5,135,093	0.57%	13.12%	5/1/2006

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)
2009	0.00%	253,341	$18.846934	$4,774,701	1.10%	42.86%
2009	0.25%	158,842	18.535349	2,944,192	1.10%	42.50%
2008	0.00%	231,734	13.192861	3,057,234	0.72%	-35.58%
2008	0.25%	95,945	13.007237	1,247,979	0.72%	-35.74%
2008	0.40%	489	12.897108	6,307	0.72%	-35.83%
2007	0.00%	214,120	20.478040	4,384,758	0.89%	1.70%
2007	0.25%	62,706	20.240586	1,269,206	0.89%	1.45%
2006	0.00%	168,136	20.134859	3,385,395	0.45%	14.42%
2005	0.00%	198,030	17.597332	3,484,800	0.74%	6.91%
VP Income & Growth Fund - Class I (ACVIG)
2009	0.00%	943,045	13.670467	12,891,866	4.69%	18.10%
2009	0.10%	88,247	10.412325	918,856	4.69%	17.98%
2009	0.20%	87,958	10.159333	893,595	4.69%	17.86%
2009	0.25%	96,315	10.113262	974,059	4.69%	17.80%
2008	0.00%	1,027,223	11.575621	11,890,744	2.04%	-34.59%
2008	0.10%	110,562	8.825580	975,774	2.04%	-34.65%
2008	0.20%	111,787	8.619752	963,576	2.04%	-34.72%
2008	0.25%	128,424	8.584965	1,102,516	2.04%	-34.75%
2007	0.00%	1,143,260	17.695903	20,231,018	1.91%	-0.07%
2007	0.10%	113,024	13.505398	1,526,434	1.91%	-0.17%
2007	0.20%	101,346	13.203656	1,338,138	1.91%	-0.27%
2007	0.25%	200,072	13.156950	2,632,337	1.91%	-0.32%
2006	0.00%	1,305,236	17.707797	23,112,854	1.85%	17.09%
2006	0.10%	23,772	13.528072	321,589	1.85%	16.97%
2006	0.20%	163,996	13.239121	2,171,163	1.85%	16.85%
2006	0.25%	284,862	13.198939	3,759,876	1.85%	16.80%
2006	0.40%	280	14.724248	4,123	1.85%	16.62%
2005	0.00%	1,496,010	15.123633	22,625,106	1.94%	4.63%
2005	0.10%	27,068	11.565387	313,052	1.94%	4.53%
2005	0.20%	123,222	11.329648	1,396,062	1.94%	4.42%
2005	0.25%	284,088	11.300886	3,210,446	1.94%	4.37%
2005	0.40%	1,326	12.625722	16,742	1.94%	4.21%
VP Inflation Protection Fund - Class II (ACVIP2)
2009	0.00%	2,112,440	13.385524	28,276,116	1.87%	10.21%
2008	0.00%	1,471,121	12.144940	17,866,676	4.70%	-1.59%
2007	0.00%	555,690	12.340997	6,857,769	4.55%	9.49%
2006	0.00%	555,240	11.270913	6,258,062	3.48%	1.59%
2005	0.00%	535,932	11.094803	5,946,060	4.48%	1.56%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VP International Fund - Class I (ACVI)
2009	0.00%	478	$16.133486	$7,712	2.11%	33.76%
2009	0.10%	162,692	13.112836	2,133,354	2.11%	33.63%
2009	0.20%	529,597	10.279855	5,444,180	2.11%	33.50%
2009	0.25%	885,670	10.233305	9,063,331	2.11%	33.43%
2008	0.00%	712,789	12.061113	8,597,029	0.81%	-44.82%
2008	0.10%	585,318	9.812726	5,743,565	0.81%	-44.88%
2008	0.20%	669,811	7.700423	5,157,828	0.81%	-44.93%
2008	0.25%	595,526	7.669381	4,567,316	0.81%	-44.96%
2007	0.00%	846,898	21.858923	18,512,278	0.70%	18.06%
2007	0.10%	655,660	17.801907	11,671,998	0.70%	17.94%
2007	0.20%	563,546	13.983846	7,880,540	0.70%	17.82%
2007	0.25%	760,806	13.934456	10,601,418	0.70%	17.76%
2007	0.40%	3,154	17.343787	54,702	0.70%	17.58%
2006	0.00%	1,069,366	18.515660	19,800,017	1.58%	25.03%
2006	0.10%	620,316	15.094317	9,363,246	1.58%	24.90%
2006	0.20%	530,226	11.868885	6,293,191	1.58%	24.78%
2006	0.25%	987,980	11.832909	11,690,677	1.58%	24.71%
2006	0.40%	146,198	14.750278	2,156,461	1.58%	24.53%
2005	0.00%	1,314,688	14.809535	19,469,918	1.25%	13.25%
2005	0.10%	645,460	12.085047	7,800,414	1.25%	13.14%
2005	0.20%	640,818	9.512128	6,095,543	1.25%	13.03%
2005	0.25%	882,458	9.488028	8,372,786	1.25%	12.97%
2005	0.40%	243,536	11.844974	2,884,678	1.25%	12.80%
VP International Fund - Class III (ACVI3)
2008	0.00%	684,882	9.507294	6,511,375	0.80%	-44.82%
2007	0.00%	702,238	17.230511	12,099,920	0.60%	18.06%
2006	0.00%	548,782	14.595156	8,009,559	1.38%	25.03%
2005	0.00%	366,150	11.673757	4,274,346	0.00%	16.74%	5/2/2005
VP Mid Cap Value Fund - Class I (ACVMV1)
2009	0.00%	194,218	13.081223	2,540,609	3.88%	29.94%
2009	0.25%	19,707	12.929491	254,801	3.88%	29.62%
2008	0.00%	162,562	10.066767	1,636,474	0.10%	-24.35%
2008	0.25%	14,371	9.974909	143,349	0.10%	-24.54%
2008	0.40%	655	9.920204	6,498	0.10%	-24.65%
2007	0.00%	172,152	13.306496	2,290,740	0.74%	-2.31%
2007	0.25%	48	13.218157	634	0.74%	-2.55%
2006	0.00%	88,992	13.620466	1,212,113	0.96%	20.30%
2005	0.00%	57,178	11.322176	647,379	1.24%	13.22%	5/2/2005

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VP Ultra(R) Fund - Class I (ACVU1)
2009	0.10%	62,621	$10.377444	$649,846	0.42%	34.34%
2009	0.25%	16,812	10.258719	172,470	0.42%	34.14%
2008	0.00%	241,214	7.776182	1,875,724	0.00%	-41.48%
2008	0.10%	55,133	7.724476	425,874	0.00%	-41.54%
2008	0.25%	26,763	7.647567	204,672	0.00%	-41.63%
2008	0.40%	155	7.571430	1,174	0.00%	-41.71%
2007	0.00%	263,464	13.288079	3,500,930	0.00%	21.02%
2007	0.10%	72,634	13.212973	959,711	0.00%	20.89%
2007	0.20%	61,870	13.138291	812,866	0.00%	20.77%
2007	0.25%	27,300	13.101110	357,660	0.00%	20.71%
2007	0.40%	9,950	12.990210	129,253	0.00%	20.53%
2006	0.00%	257,010	10.980437	2,822,082	0.00%	-3.28%
2006	0.10%	28,308	10.929351	309,388	0.00%	-3.37%
2006	0.20%	38,106	10.878509	414,536	0.00%	-3.47%
2006	0.25%	24,306	10.853176	263,797	0.00%	-3.52%
2006	0.40%	15,632	10.777532	168,474	0.00%	-3.66%
2005	0.00%	263,874	11.352287	2,995,573	0.00%	2.17%
2005	0.10%	28,300	11.310747	320,094	0.00%	2.06%
2005	0.20%	34,792	11.269368	392,084	0.00%	1.96%
2005	0.25%	252,658	11.248731	2,842,082	0.00%	1.91%
2005	0.40%	28,284	11.187064	316,415	0.00%	1.76%
VP Value Fund - Class I (ACVV)
2009	0.00%	1,823,545	18.517102	33,766,769	4.43%	19.86%
2009	0.10%	181,074	18.146348	3,285,832	4.43%	19.74%
2009	0.20%	109,685	15.655677	1,717,193	4.43%	19.62%
2009	0.25%	900,703	15.584697	14,037,183	4.43%	19.56%
2009	0.40%	1,441	15.848647	22,838	4.43%	19.39%
2008	0.00%	1,960,285	15.448478	30,283,420	2.41%	-26.78%
2008	0.10%	148,861	15.154320	2,255,887	2.41%	-26.85%
2008	0.20%	126,637	13.087397	1,657,349	2.41%	-26.92%
2008	0.25%	740,756	13.034585	9,655,447	2.41%	-26.96%
2008	0.40%	89,037	13.275233	1,181,987	2.41%	-27.07%
2007	0.00%	2,211,696	21.097489	46,661,232	1.58%	-5.14%
2007	0.10%	146,596	20.716530	3,036,960	1.58%	-5.23%
2007	0.20%	200,240	17.908888	3,586,076	1.58%	-5.33%
2007	0.25%	644,276	17.845573	11,497,474	1.58%	-5.38%
2007	0.40%	199,154	18.202380	3,625,077	1.58%	-5.52%
2006	0.00%	2,442,604	22.240206	54,324,016	1.41%	18.65%
2006	0.10%	62,962	21.860590	1,376,386	1.41%	18.53%
2006	0.20%	228,952	18.916906	4,331,063	1.41%	18.42%
2006	0.25%	552,364	18.859509	10,417,314	1.41%	18.36%
2006	0.40%	250,854	19.265641	4,832,863	1.41%	18.18%
2005	0.00%	2,800,196	18.743947	52,486,725	0.83%	5.03%
2005	0.10%	71,456	18.442377	1,317,818	0.83%	4.93%
2005	0.20%	421,892	15.974895	6,739,680	0.83%	4.82%
2005	0.25%	496,994	15.934364	7,919,283	0.83%	4.77%
2005	0.40%	371,836	16.301854	6,061,616	0.83%	4.62%
VP Vista(SM) Fund - Class I (ACVVS1)
2009	0.00%	10,424	10.990064	114,560	0.00%	22.47%
2009	0.10%	55,152	10.938887	603,301	0.00%	22.35%
2009	0.25%	112,703	10.862560	1,224,243	0.00%	22.16%
2008	0.00%	193,947	8.973691	1,740,420	0.00%	-48.62%
2008	0.10%	71,127	8.940846	635,936	0.00%	-48.67%
2008	0.25%	86,096	8.891784	765,547	0.00%	-48.75%
2008	0.40%	10,525	8.843015	93,073	0.00%	-48.83%
2007	0.00%	227,012	17.466180	3,965,032	0.00%	39.77%
2007	0.10%	29,042	17.419741	505,904	0.00%	39.63%
2007	0.25%	48,218	17.350253	836,594	0.00%	39.42%
2007	0.40%	9,298	17.281076	160,679	0.00%	39.21%
2006	0.00%	13,662	12.496264	170,724	0.00%	9.01%
2006	0.25%	4,932	12.444525	61,376	0.00%	8.74%
2006	0.40%	9,374	12.413582	116,365	0.00%	8.57%
2005	0.00%	7,434	11.463606	85,220	0.00%	14.64%	5/2/2005
2005	0.25%	248	11.444645	2,838	0.00%	14.45%	5/2/2005
2005	0.40%	596	11.433293	6,814	0.00%	14.33%	5/2/2005

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
MidCap Stock Portfolio - Initial Shares (DVMCS)
2009	0.10%	32,827	$14.400019	$472,709	1.40%	35.37%
2009	0.25%	28,797	14.242624	410,145	1.40%	35.17%
2008	0.10%	33,401	10.637241	355,294	0.85%	-40.48%
2008	0.25%	19,324	10.536775	203,613	0.85%	-40.57%
2008	0.40%	1,110	10.437244	11,585	0.85%	-40.66%
2007	0.10%	27,786	17.871247	496,570	0.45%	1.40%
2007	0.20%	14,222	17.776343	252,815	0.45%	1.29%
2007	0.25%	30,302	17.729117	537,228	0.45%	1.24%
2007	0.40%	2,880	17.588091	50,654	0.45%	1.09%
2006	0.10%	2,040	17.625316	35,956	0.37%	7.64%
2006	0.20%	15,656	17.549344	274,753	0.37%	7.53%
2006	0.25%	38,318	17.511529	671,007	0.37%	7.48%
2006	0.40%	6,714	17.398454	116,813	0.37%	7.32%
2005	0.10%	2,806	16.374088	45,946	0.02%	9.06%
2005	0.20%	13,484	16.319776	220,056	0.02%	8.95%
2005	0.25%	20,998	16.292721	342,115	0.02%	8.90%
2005	0.40%	9,248	16.211755	149,926	0.02%	8.74%
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2009	0.00%	622,763	13.569574	8,450,629	2.54%	25.03%
2009	0.10%	232,174	13.465899	3,126,432	2.54%	24.90%
2009	0.20%	230,031	13.363002	3,073,905	2.54%	24.78%
2009	0.25%	1,021,175	13.311853	13,593,731	2.54%	24.71%
2009	0.40%	902	13.159552	11,870	2.54%	24.53%
2008	0.00%	615,900	10.853308	6,684,552	0.81%	-30.91%
2008	0.10%	244,811	10.781160	2,639,347	0.81%	-30.98%
2008	0.20%	202,504	10.709488	2,168,714	0.81%	-31.05%
2008	0.25%	657,368	10.673834	7,016,637	0.81%	-31.09%
2008	0.40%	157,072	10.567565	1,659,869	0.81%	-31.19%
2007	0.00%	618,466	15.709599	9,715,853	0.38%	-0.65%
2007	0.10%	227,178	15.620822	3,548,707	0.38%	-0.75%
2007	0.20%	151,814	15.532546	2,358,058	0.38%	-0.85%
2007	0.25%	418,268	15.488598	6,478,385	0.38%	-0.90%
2007	0.40%	207,618	15.357469	3,188,487	0.38%	-1.05%
2006	0.00%	707,480	15.813075	11,187,434	0.38%	14.41%
2006	0.10%	28,070	15.739536	441,809	0.38%	14.30%
2006	0.20%	155,436	15.666332	2,435,112	0.38%	14.18%
2006	0.25%	247,338	15.629868	3,865,860	0.38%	14.13%
2006	0.40%	418,714	15.520951	6,498,839	0.38%	13.96%
2005	0.00%	581,680	13.821296	8,039,571	0.00%	7.23%
2005	0.10%	37,378	13.770744	514,723	0.00%	7.13%
2005	0.20%	219,726	13.720362	3,014,720	0.00%	7.02%
2005	0.25%	162,720	13.695264	2,228,493	0.00%	6.97%
2005	0.40%	434,388	13.620186	5,916,445	0.00%	6.81%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Stock Index Fund, Inc. - Initial Shares (DSIF)
2009	0.00%	7,609,790	$13.728464	$104,470,728	2.09%	26.33%
2009	0.10%	697,601	10.045645	7,007,852	2.09%	26.21%
2009	0.20%	3,048,450	9.657668	29,440,918	2.09%	26.08%
2009	0.25%	12,874,664	9.613888	123,775,578	2.09%	26.02%
2009	0.40%	14,133	11.302075	159,732	2.09%	25.83%
2008	0.00%	8,607,774	10.866779	93,538,778	2.11%	-37.14%
2008	0.10%	798,401	7.959597	6,354,950	2.11%	-37.20%
2008	0.20%	3,600,239	7.659842	27,577,262	2.11%	-37.27%
2008	0.25%	12,257,626	7.628923	93,512,485	2.11%	-37.30%
2008	0.40%	2,216,931	8.982024	19,912,527	2.11%	-37.39%
2007	0.00%	9,395,826	17.287487	162,430,220	1.72%	5.26%
2007	0.10%	715,466	12.675284	9,068,735	1.72%	5.15%
2007	0.20%	3,344,206	12.210172	40,833,330	1.72%	5.04%
2007	0.25%	10,532,952	12.166992	128,154,343	1.72%	4.99%
2007	0.40%	3,158,044	14.346541	45,307,008	1.72%	4.83%
2006	0.00%	10,489,244	16.424348	172,278,994	1.64%	15.50%
2006	0.10%	363,900	12.054530	4,386,643	1.64%	15.38%
2006	0.20%	3,580,384	11.623891	41,617,993	1.64%	15.27%
2006	0.25%	8,834,012	11.588607	102,373,893	1.64%	15.21%
2006	0.40%	4,780,522	13.685152	65,422,170	1.64%	15.04%
2005	0.00%	12,914,370	14.220511	183,648,941	1.63%	4.69%
2005	0.10%	426,152	10.447448	4,452,201	1.63%	4.59%
2005	0.20%	6,634,008	10.084272	66,899,141	1.63%	4.48%
2005	0.25%	8,079,650	10.058674	81,270,565	1.63%	4.43%
2005	0.40%	3,928,314	11.896207	46,732,037	1.63%	4.27%
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
2009	0.00%	819,703	11.792335	9,666,212	0.98%	33.76%
2009	0.10%	81,262	8.505196	691,149	0.98%	33.62%
2009	0.25%	37,056	7.708595	285,650	0.98%	33.42%
2008	0.00%	903,627	8.816356	7,966,697	0.76%	-34.42%
2008	0.10%	108,438	6.365134	690,222	0.76%	-34.49%
2008	0.25%	47,574	5.777639	274,865	0.76%	-34.59%
2007	0.00%	990,572	13.444500	13,317,745	0.54%	7.79%
2007	0.10%	116,744	9.716245	1,134,313	0.54%	7.68%
2007	0.25%	50,616	8.832711	447,076	0.54%	7.51%
2006	0.00%	1,115,238	12.473391	13,910,800	0.11%	9.20%
2006	0.10%	84,702	9.023502	764,309	0.11%	9.09%
2006	0.25%	91,596	8.215346	752,493	0.11%	8.93%
2006	0.40%	90	10.406467	937	0.11%	8.77%
2005	0.00%	1,203,742	11.422458	13,749,692	0.00%	3.62%
2005	0.10%	90,610	8.271484	749,479	0.00%	3.51%
2005	0.25%	101,932	7.541951	768,766	0.00%	3.36%
2005	0.40%	734	9.567773	7,023	0.00%	3.20%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Appreciation Portfolio - Initial Shares (DCAP)
2009	0.00%	954,621	$15.589221	$14,881,798	2.64%	22.56%
2009	0.10%	86,738	11.407200	989,438	2.64%	22.44%
2009	0.20%	111,948	10.616570	1,188,504	2.64%	22.31%
2009	0.25%	626,873	10.568440	6,625,070	2.64%	22.25%
2009	0.40%	8,289	12.631233	104,700	2.64%	22.07%
2008	0.00%	1,041,473	12.719805	13,247,333	2.12%	-29.55%
2008	0.10%	92,545	9.316859	862,229	2.12%	-29.62%
2008	0.20%	101,573	8.679771	881,630	2.12%	-29.69%
2008	0.25%	580,600	8.644744	5,019,138	2.12%	-29.73%
2008	0.40%	31,192	10.347582	322,762	2.12%	-29.83%
2007	0.00%	1,088,634	18.055279	19,655,591	1.56%	7.13%
2007	0.10%	108,528	13.238181	1,436,713	1.56%	7.02%
2007	0.20%	141,606	12.345312	1,748,170	1.56%	6.92%
2007	0.25%	947,616	12.301651	11,657,241	1.56%	6.86%
2007	0.40%	65,988	14.746966	973,123	1.56%	6.70%
2006	0.00%	1,210,752	16.853206	20,405,053	1.53%	16.48%
2006	0.10%	41,554	12.369250	513,992	1.53%	16.36%
2006	0.20%	139,136	11.546593	1,606,547	1.53%	16.24%
2006	0.25%	752,594	11.511538	8,663,514	1.53%	16.19%
2006	0.40%	265,322	13.820624	3,666,916	1.53%	16.01%
2005	0.00%	1,326,026	14.469157	19,186,478	0.02%	4.38%
2005	0.10%	49,014	10.630084	521,023	0.02%	4.27%
2005	0.20%	66,566	9.932997	661,200	0.02%	4.17%
2005	0.25%	561,480	9.907772	5,563,016	0.02%	4.12%
2005	0.40%	471,228	11.912967	5,613,724	0.02%	3.96%
Developing Leaders Portfolio - Initial Shares (DSC)
2009	0.00%	58,513	11.032594	645,550	1.70%	26.04%
2008	0.00%	60,390	8.753397	528,618	0.83%	-37.59%
2007	0.00%	46,856	14.026060	657,205	0.76%	-11.06%
2006	0.00%	52,662	15.770049	830,482	0.40%	3.77%
2005	0.00%	58,416	15.197076	887,752	0.00%	5.80%
International Value Portfolio - Initial Shares (DVIV)
2009	0.00%	6,852	18.119573	124,155	4.09%	30.97%
2009	0.10%	99,191	17.987291	1,784,177	4.09%	30.84%
2009	0.20%	412,421	17.856007	7,364,192	4.09%	30.71%
2009	0.25%	801,300	17.790702	14,255,690	4.09%	30.65%
2009	0.40%	8,696	17.596305	153,017	4.09%	30.45%
2008	0.10%	93,781	13.747265	1,289,232	2.45%	-37.38%
2008	0.20%	485,843	13.660576	6,636,895	2.45%	-37.45%
2008	0.25%	800,273	13.617429	10,897,661	2.45%	-37.48%
2008	0.40%	81,026	13.488849	1,092,947	2.45%	-37.57%
2007	0.10%	105,712	21.954680	2,320,873	1.57%	4.05%
2007	0.20%	553,448	21.838102	12,086,254	1.57%	3.94%
2007	0.25%	809,738	21.780049	17,636,133	1.57%	3.89%
2007	0.40%	180,206	21.606848	3,893,684	1.57%	3.74%
2006	0.10%	70,076	21.100318	1,478,626	1.25%	22.47%
2006	0.20%	644,284	21.009394	13,536,016	1.25%	22.35%
2006	0.25%	931,538	20.964071	19,528,829	1.25%	22.29%
2006	0.40%	293,760	20.828757	6,118,656	1.25%	22.11%
2005	0.10%	71,656	17.228282	1,234,510	0.00%	11.78%
2005	0.20%	679,392	17.171154	11,665,945	0.00%	11.67%
2005	0.25%	640,638	17.142660	10,982,239	0.00%	11.61%
2005	0.40%	369,294	17.057481	6,299,225	0.00%	11.44%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Series II - Dreman Small Mid Cap Value VIP - Class B (SVSSVB)
2009	0.00%	3,735	$8.156371	$30,464	1.81%	29.28%
2009	0.20%	126,894	8.119519	1,030,318	1.81%	29.02%
2009	0.25%	57,608	8.110345	467,221	1.81%	28.96%
2008	0.00%	1,165	6.308994	7,350	0.57%	-33.67%
2008	0.10%	469,621	6.301021	2,959,092	0.57%	-33.74%
2008	0.20%	180,104	6.293064	1,133,406	0.57%	-33.81%
2008	0.25%	21,870	6.289098	137,543	0.57%	-33.84%
Variable Series II - Strategic Value VIP - Class B (SVSHEB)
2009	0.25%	68,810	7.351304	505,843	4.46%	24.63%
2008	0.25%	88,068	5.898673	519,484	2.32%	-46.29%
2008	0.40%	6,289	5.875072	36,948	2.32%	-46.38%
2007	0.25%	66,654	10.983369	732,085	0.92%	-2.43%
2007	0.40%	1,088	10.955918	11,920	0.92%	-2.58%
2006	0.25%	15,180	11.257266	170,885	0.00%	12.57%	5/1/2006
Capital Appreciation Fund II - Primary Shares (FVCA2P)
2009	0.00%	46,524	13.502613	628,196	1.05%	13.48%
2008	0.00%	36,885	11.898648	438,882	0.34%	-29.37%
2007	0.00%	30,528	16.845591	514,262	0.72%	9.88%
2006	0.00%	27,898	15.330912	427,702	0.75%	16.21%
2005	0.00%	26,192	13.192087	345,527	1.04%	1.91%
Clover Value Fund II - Primary Shares (FALF)
2009	0.00%	15,949	11.641309	185,667	2.79%	14.72%
2008	0.00%	18,003	10.147874	182,692	1.86%	-33.79%
2007	0.00%	18,632	15.327257	285,577	1.51%	-9.66%
2006	0.00%	21,354	16.967010	362,314	1.46%	16.81%
2005	0.00%	21,684	14.525597	314,973	1.48%	5.02%
Market Opportunity Fund II - Service Shares (FVMOS)
2009	0.00%	71,443	10.283025	734,650	1.47%	1.28%
2008	0.00%	76,516	10.152569	776,834	1.01%	-0.86%
2007	0.00%	4,512	10.240958	46,207	1.07%	-1.48%
2006	0.00%	3,964	10.395256	41,207	0.00%	3.95%	5/1/2006

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Quality Bond Fund II - Primary Shares (FQB)
2009	0.00%	1,207,203	$17.324766	$20,914,509	6.41%	20.43%
2009	0.10%	43,709	17.141028	749,217	6.41%	20.31%
2009	0.25%	828,781	16.869071	13,980,766	6.41%	20.13%
2009	0.40%	3,689	16.601438	61,243	6.41%	19.95%
2008	0.00%	1,273,310	14.385247	18,316,879	5.71%	-7.29%
2008	0.10%	48,074	14.246920	684,906	5.71%	-7.38%
2008	0.25%	721,614	14.041907	10,132,837	5.71%	-7.52%
2008	0.40%	6,201	13.839860	85,821	5.71%	-7.66%
2007	0.00%	1,451,108	15.516026	22,515,429	5.83%	5.38%
2007	0.10%	412,398	15.382206	6,343,591	5.83%	5.28%
2007	0.20%	110,682	15.249527	1,687,848	5.83%	5.17%
2007	0.25%	776,642	15.183610	11,792,229	5.83%	5.12%
2007	0.40%	18,180	14.987597	272,475	5.83%	4.96%
2006	0.00%	1,685,612	14.723396	24,817,933	5.17%	4.15%
2006	0.10%	380,302	14.611096	5,556,629	5.17%	4.05%
2006	0.20%	197,756	14.499637	2,867,390	5.17%	3.95%
2006	0.25%	1,173,262	14.444216	16,946,850	5.17%	3.89%
2006	0.40%	68,922	14.279265	984,156	5.17%	3.74%
2005	0.00%	2,483,218	14.136175	35,103,204	3.55%	1.30%
2005	0.10%	394,406	14.042347	5,538,386	3.55%	1.20%
2005	0.20%	1,334,518	13.949122	18,615,354	3.55%	1.10%
2005	0.25%	1,963,430	13.902748	27,297,073	3.55%	1.05%
2005	0.40%	592,368	13.764550	8,153,679	3.55%	0.89%
VIP Fund - Contrafund Portfolio - Service Class (FCS)
2009	0.00%	3,669,623	21.093947	77,406,833	1.29%	35.66%
2009	0.10%	488,468	15.161297	7,405,808	1.29%	35.53%
2009	0.20%	1,321,851	14.228141	18,807,482	1.29%	35.39%
2009	0.25%	3,013,281	14.163669	42,679,115	1.29%	35.33%
2009	0.40%	14,958	17.614183	263,473	1.29%	35.12%
2008	0.00%	4,190,707	15.548565	65,159,480	0.93%	-42.61%
2008	0.10%	522,978	11.186730	5,850,414	0.93%	-42.67%
2008	0.20%	2,850,610	10.508698	29,956,200	0.93%	-42.73%
2008	0.25%	3,082,104	10.466315	32,258,271	0.93%	-42.76%
2008	0.40%	367,375	13.035628	4,788,964	0.93%	-42.84%
2007	0.00%	4,524,124	27.094222	122,577,620	0.89%	17.51%
2007	0.10%	503,350	19.513053	9,821,895	0.89%	17.39%
2007	0.20%	1,674,382	18.348754	30,722,823	0.89%	17.27%
2007	0.25%	3,212,196	18.283913	58,731,512	0.89%	17.21%
2007	0.40%	694,122	22.806621	15,830,577	0.89%	17.04%
2006	0.00%	4,668,602	23.057410	107,645,870	1.12%	11.59%
2006	0.10%	155,940	16.622464	2,592,107	1.12%	11.48%
2006	0.20%	1,713,066	15.646354	26,803,237	1.12%	11.37%
2006	0.25%	2,614,782	15.598891	40,787,699	1.12%	11.31%
2006	0.40%	967,474	19.486792	18,852,965	1.12%	11.15%
2005	0.00%	4,501,900	20.662750	93,021,634	0.19%	16.85%
2005	0.10%	216,460	14.910969	3,227,628	0.19%	16.73%
2005	0.20%	1,838,026	14.049369	25,823,106	0.19%	16.61%
2005	0.25%	1,766,496	14.013727	24,755,193	0.19%	16.56%
2005	0.40%	1,090,144	17.532748	19,113,220	0.19%	16.38%
VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)
2009	0.00%	630,089	15.444750	9,731,567	0.22%	47.57%
2008	0.00%	747,087	10.465765	7,818,837	0.00%	-54.40%
2007	0.00%	621,068	22.953063	14,255,413	0.12%	45.64%
2006	0.00%	488,940	15.759845	7,705,619	0.75%	16.62%
2005	0.00%	243,526	13.514321	3,291,089	0.64%	35.14%	5/2/2005

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)
2009	0.00%	2,900,543	$14.073509	$40,820,818	2.16%	30.03%
2009	0.10%	249,158	12.214029	3,043,223	2.16%	29.90%
2009	0.20%	420,614	11.225322	4,721,528	2.16%	29.77%
2009	0.25%	1,304,182	11.174471	14,573,544	2.16%	29.71%
2009	0.40%	8,222	11.961703	98,349	2.16%	29.51%
2008	0.00%	3,254,696	10.823135	35,226,014	2.35%	-42.70%
2008	0.10%	294,647	9.402510	2,770,421	2.35%	-42.76%
2008	0.20%	412,573	8.650050	3,568,777	2.35%	-42.82%
2008	0.25%	1,761,859	8.615165	15,178,706	2.35%	-42.85%
2008	0.40%	74,107	9.235955	684,449	2.35%	-42.93%
2007	0.00%	3,474,112	18.889723	65,625,013	1.67%	1.42%
2007	0.10%	291,212	16.426769	4,783,672	1.67%	1.32%
2007	0.20%	488,726	15.127358	7,393,133	1.67%	1.21%
2007	0.25%	1,729,636	15.073906	26,072,370	1.67%	1.16%
2007	0.40%	275,862	16.184435	4,464,671	1.67%	1.01%
2006	0.00%	3,666,100	18.625658	68,283,525	3.15%	20.08%
2006	0.10%	114,862	16.213431	1,862,307	3.15%	19.96%
2006	0.20%	524,062	14.945916	7,832,587	3.15%	19.84%
2006	0.25%	1,907,206	14.900594	28,418,502	3.15%	19.78%
2006	0.40%	520,282	16.022504	8,336,220	3.15%	19.60%
2005	0.00%	3,799,536	15.511120	58,935,059	1.56%	5.76%
2005	0.10%	129,586	13.515730	1,751,449	1.56%	5.65%
2005	0.20%	600,930	12.471541	7,494,523	1.56%	5.55%
2005	0.25%	1,459,748	12.439919	18,159,147	1.56%	5.49%
2005	0.40%	722,038	13.396579	9,672,839	1.56%	5.34%
VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)
2009	0.00%	151,807	11.989176	1,820,041	3.90%	24.15%
2009	0.20%	5,103	11.877840	60,613	3.90%	23.90%
2009	0.25%	713	11.850165	8,449	3.90%	23.84%
2008	0.00%	133,384	9.656832	1,288,067	2.70%	-25.08%
2008	0.20%	1,657	9.586290	15,884	2.70%	-25.23%
2008	0.25%	151	9.568737	1,445	2.70%	-25.26%
2007	0.00%	121,944	12.888793	1,571,711	3.28%	8.65%
2006	0.00%	56,804	11.863160	673,875	2.70%	9.78%
2005	0.00%	15,242	10.806063	164,706	0.47%	8.06%	5/2/2005
VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)
2009	0.00%	331,447	11.867504	3,933,449	3.37%	28.78%
2009	0.20%	3,437	11.757279	40,410	3.37%	28.52%
2009	0.25%	172,400	11.729876	2,022,231	3.37%	28.45%
2008	0.00%	331,111	9.215628	3,051,396	3.25%	-32.71%
2008	0.25%	55,034	9.131542	502,545	3.25%	-32.88%
2008	0.40%	22,241	9.081452	201,981	3.25%	-32.98%
2007	0.00%	222,540	13.695591	3,047,817	2.67%	10.17%
2006	0.00%	109,012	12.431698	1,355,204	2.11%	11.81%
2005	0.00%	52,700	11.118664	585,954	1.32%	11.19%	5/2/2005
VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)
2009	0.00%	223,653	11.600974	2,594,593	2.39%	31.40%
2009	0.20%	5,273	11.493181	60,604	2.39%	31.14%
2009	0.25%	34,265	11.466383	392,896	2.39%	31.08%
2008	0.00%	189,269	8.828445	1,670,951	2.64%	-38.08%
2008	0.20%	3,626	8.763926	31,778	2.64%	-38.20%
2008	0.25%	14,454	8.747863	126,442	2.64%	-38.23%
2008	0.40%	9,318	8.699870	81,065	2.64%	-38.32%
2007	0.00%	136,304	14.256765	1,943,254	2.62%	11.21%
2006	0.00%	54,734	12.819894	701,684	2.16%	13.15%
2005	0.00%	23,432	11.329788	265,480	1.38%	13.30%	5/2/2005
VIP Fund - Growth & Income Portfolio - Service Class (FGIS)
2009	0.20%	8,111	7.471827	60,604	0.11%	26.91%
2009	0.25%	1,133	7.464354	8,457	0.11%	26.84%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Fund - Growth Opportunities Portfolio - Service Class (FGOS)
2009	0.00%	756,757	$9.203011	$6,964,443	0.38%	45.72%
2009	0.10%	70,834	7.410032	524,882	0.38%	45.57%
2009	0.25%	44,684	8.440703	377,164	0.38%	45.36%
2008	0.00%	797,395	6.315602	5,036,029	0.34%	-55.06%
2008	0.10%	79,193	5.090243	403,112	0.34%	-55.10%
2008	0.25%	52,092	5.806945	302,495	0.34%	-55.17%
2007	0.00%	876,024	14.053200	12,310,940	0.00%	23.04%
2007	0.10%	87,966	11.337986	997,357	0.00%	22.92%
2007	0.25%	62,164	12.953846	805,263	0.00%	22.73%
2006	0.00%	1,014,378	11.421365	11,585,581	0.69%	5.30%
2006	0.10%	18,424	9.223917	169,941	0.69%	5.20%
2006	0.25%	127,338	10.554406	1,343,977	0.69%	5.04%
2005	0.00%	1,129,706	10.846338	12,253,173	0.84%	8.86%
2005	0.10%	18,822	8.768269	165,036	0.84%	8.75%
2005	0.25%	326,516	10.048055	3,280,851	0.84%	8.59%
2005	0.40%	608	9.527944	5,793	0.84%	8.43%
VIP Fund - Growth Portfolio - Service Class (FGS)
2009	0.00%	3,107,304	12.965334	40,287,234	0.32%	28.15%
2009	0.10%	292,689	8.419589	2,464,321	0.32%	28.02%
2009	0.20%	596,741	7.499084	4,475,011	0.32%	27.89%
2009	0.25%	2,310,471	7.465060	17,247,805	0.32%	27.83%
2009	0.40%	24,913	10.725399	267,202	0.32%	27.64%
2008	0.00%	3,467,374	10.117480	35,081,087	0.74%	-47.23%
2008	0.10%	986,037	6.576790	6,484,958	0.74%	-47.29%
2008	0.20%	580,783	5.863617	3,405,489	0.74%	-47.34%
2008	0.25%	2,552,430	5.839928	14,906,007	0.74%	-47.37%
2008	0.40%	113,777	8.403086	956,078	0.74%	-47.44%
2007	0.00%	3,775,216	19.173877	72,385,527	0.62%	26.87%
2007	0.10%	1,087,228	12.476360	13,564,648	0.62%	26.74%
2007	0.20%	882,468	11.134607	9,825,934	0.62%	26.62%
2007	0.25%	1,845,202	11.095199	20,472,883	0.62%	26.55%
2007	0.40%	190,114	15.988944	3,039,722	0.62%	26.36%
2006	0.00%	3,992,818	15.113032	60,343,586	0.28%	6.73%
2006	0.10%	963,760	9.843867	9,487,125	0.28%	6.63%
2006	0.20%	1,027,390	8.794051	9,034,920	0.28%	6.52%
2006	0.25%	2,159,692	8.767341	18,934,756	0.28%	6.47%
2006	0.40%	245,682	12.653389	3,108,710	0.28%	6.31%
2005	0.00%	4,330,880	14.159785	61,324,330	0.41%	5.67%
2005	0.10%	1,048,788	9.232178	9,682,598	0.41%	5.57%
2005	0.20%	525,004	8.255819	4,334,338	0.41%	5.46%
2005	0.25%	2,214,058	8.234853	18,232,442	0.41%	5.41%
2005	0.40%	510,730	11.902677	6,079,054	0.41%	5.25%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Fund - High Income Portfolio - Service Class (FHIS)
2009	0.00%	522,350	$12.786757	$6,679,163	6.43%	43.77%
2009	0.10%	194,653	12.604336	2,453,472	6.43%	43.63%
2009	0.20%	122,251	16.042868	1,961,257	6.43%	43.49%
2009	0.25%	158,484	15.970114	2,531,008	6.43%	43.41%
2008	0.00%	671,992	8.893725	5,976,512	8.01%	-25.06%
2008	0.10%	637,990	8.775597	5,598,743	8.01%	-25.14%
2008	0.20%	76,481	11.180781	855,117	8.01%	-25.21%
2008	0.25%	151,548	11.135640	1,687,584	8.01%	-25.25%
2007	0.00%	877,636	11.868272	10,416,023	8.58%	2.66%
2007	0.10%	759,028	11.722369	8,897,606	8.58%	2.55%
2007	0.20%	208,598	14.950148	3,118,571	8.58%	2.45%
2007	0.25%	178,522	14.897237	2,659,485	8.58%	2.40%
2006	0.00%	1,194,886	11.561165	13,814,274	7.58%	11.18%
2006	0.10%	628,630	11.430519	7,185,567	7.58%	11.07%
2006	0.20%	10,750	14.592608	156,871	7.58%	10.96%
2006	0.25%	195,198	14.548271	2,839,793	7.58%	10.90%
2006	0.40%	244	10.547905	2,574	7.58%	10.73%
2005	0.00%	1,308,856	10.398866	13,610,618	14.70%	2.52%
2005	0.10%	653,958	10.291612	6,730,282	14.70%	2.42%
2005	0.20%	53,750	13.151735	706,906	14.70%	2.32%
2005	0.25%	195,986	13.118317	2,571,006	14.70%	2.27%
2005	0.40%	2,824	9.525383	26,900	14.70%	2.11%
VIP Fund - High Income Portfolio - Service Class R (FHISR)
2009	0.00%	350,965	10.674246	3,746,287	8.96%	43.93%
2008	0.00%	230,571	7.416301	1,709,984	7.80%	-24.98%
2007	0.00%	231,578	9.885500	2,289,264	10.69%	-1.15%	5/1/2007
VIP Fund - Index 500 Portfolio - Initial Class (FIP)
2009	0.20%	498,840	8.059227	4,020,265	2.45%	26.35%
2009	0.25%	69,655	8.051179	560,805	2.45%	26.29%
2008	0.20%	505,186	6.378330	3,222,243	2.29%	-36.22%	1/2/2008
2008	0.25%	46,125	6.375146	294,054	2.29%	-36.25%	1/2/2008
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)
2009	0.00%	1,066,040	13.222437	14,095,647	8.80%	15.67%
2009	0.10%	75,947	13.134577	997,532	8.80%	15.56%
2009	0.20%	12,441	13.047289	162,321	8.80%	15.44%
2009	0.25%	106,438	13.003875	1,384,106	8.80%	15.38%
2008	0.00%	1,078,108	11.430864	12,323,706	3.94%	-3.35%
2008	0.10%	75,054	11.366264	853,084	3.94%	-3.44%
2008	0.25%	100,055	11.270047	1,127,625	3.94%	-3.59%
2008	0.40%	4,637	11.174634	51,817	3.94%	-3.73%
2007	0.00%	969,956	11.826500	11,471,185	3.80%	4.21%
2007	0.10%	72,344	11.771423	851,592	3.80%	4.11%
2007	0.20%	81,300	11.716596	952,559	3.80%	4.00%
2007	0.25%	102,048	11.689304	1,192,870	3.80%	3.95%
2007	0.40%	5,038	11.607727	58,480	3.80%	3.79%
2006	0.00%	855,338	11.348586	9,706,877	3.34%	4.30%
2006	0.20%	64,972	11.265752	731,958	3.34%	4.09%
2006	0.25%	49,006	11.245144	551,080	3.34%	4.04%
2006	0.40%	880	11.183530	9,842	3.34%	3.88%
2005	0.00%	649,570	10.880732	7,067,797	2.69%	2.08%
2005	0.25%	33,064	10.808463	357,371	2.69%	1.83%
2005	0.40%	372	10.765329	4,005	2.69%	1.67%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)
2009	0.00%	1,033,209	$22.878053	$23,637,810	0.58%	40.01%
2009	0.10%	66,502	22.726025	1,511,326	0.58%	39.87%
2009	0.20%	52,799	22.575019	1,191,938	0.58%	39.73%
2009	0.25%	483,255	22.499878	10,873,179	0.58%	39.66%
2009	0.40%	161	22.275993	3,586	0.58%	39.46%
2008	0.00%	1,053,808	16.339788	17,218,999	0.38%	-39.51%
2008	0.10%	60,956	16.247436	990,379	0.38%	-39.57%
2008	0.20%	40,911	16.155616	660,942	0.38%	-39.63%
2008	0.25%	395,836	16.109892	6,376,875	0.38%	-39.66%
2008	0.40%	174,217	15.973520	2,782,859	0.38%	-39.75%
2007	0.00%	1,090,690	27.011367	29,461,028	0.72%	15.49%
2007	0.10%	41,774	26.885640	1,123,121	0.72%	15.37%
2007	0.25%	354,360	26.698163	9,460,761	0.72%	15.20%
2007	0.40%	51,988	26.511996	1,378,306	0.72%	15.02%
2006	0.00%	1,042,192	23.389128	24,375,962	0.23%	12.59%
2006	0.25%	172,826	23.176101	4,005,433	0.23%	12.31%
2006	0.40%	35,172	23.049221	810,687	0.23%	12.14%
2005	0.00%	868,756	20.773676	18,047,256	0.00%	18.20%
2005	0.25%	159,618	20.635857	3,293,854	0.00%	17.91%
2005	0.40%	3,976	20.553596	81,721	0.00%	17.73%
VIP Fund - Overseas Portfolio - Service Class (FOS)
2009	0.00%	520,924	15.435366	8,040,653	2.05%	26.44%
2009	0.10%	280,028	13.119571	3,673,847	2.05%	26.31%
2009	0.20%	97,757	11.712682	1,144,997	2.05%	26.19%
2009	0.25%	1,344,902	11.659560	15,680,966	2.05%	26.12%
2009	0.40%	2,145	12.468464	26,745	2.05%	25.93%
2008	0.00%	628,957	12.207782	7,678,170	2.43%	-43.86%
2008	0.10%	283,593	10.386619	2,945,572	2.43%	-43.92%
2008	0.20%	98,672	9.282079	915,881	2.43%	-43.98%
2008	0.25%	1,629,016	9.244601	15,059,603	2.43%	-44.00%
2008	0.40%	84,310	9.900810	834,737	2.43%	-44.09%
2007	0.00%	761,402	21.746938	16,558,162	3.19%	17.21%
2007	0.10%	223,530	18.521287	4,140,063	3.19%	17.09%
2007	0.20%	308,712	16.568287	5,114,829	3.19%	16.97%
2007	0.25%	1,540,530	16.509660	25,433,627	3.19%	16.91%
2007	0.40%	205,152	17.708202	3,632,873	3.19%	16.74%
2006	0.00%	963,186	18.554369	17,871,308	0.84%	17.95%
2006	0.10%	106,768	15.818147	1,688,872	0.84%	17.83%
2006	0.20%	271,410	14.164421	3,844,366	0.84%	17.71%
2006	0.25%	1,070,198	14.121395	15,112,689	0.84%	17.65%
2006	0.40%	581,496	15.169405	8,820,948	0.84%	17.48%
2005	0.00%	1,411,140	15.731142	22,198,844	0.56%	18.97%
2005	0.10%	116,010	13.424644	1,557,393	0.56%	18.85%
2005	0.20%	473,692	12.033136	5,700,000	0.56%	18.73%
2005	0.25%	742,572	12.002567	8,912,770	0.56%	18.67%
2005	0.40%	700,420	12.912620	9,044,257	0.56%	18.50%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Fund - Overseas Portfolio - Service Class R (FOSR)
2009	0.00%	992,596	$12.269434	$12,178,591	2.07%	26.49%
2008	0.00%	1,096,774	9.699843	10,638,536	2.55%	-43.88%
2007	0.00%	1,080,792	17.283296	18,679,648	3.16%	17.23%
2006	0.00%	985,990	14.743687	14,537,128	0.62%	17.95%
2005	0.00%	579,174	12.499996	7,239,673	0.00%	25.00%	5/2/2005
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)
2009	0.00%	226,619	13.061648	2,960,018	0.51%	57.40%
2009	0.10%	54,167	12.961834	702,104	0.51%	57.24%
2009	0.25%	798	12.813506	10,225	0.51%	57.00%
2008	0.00%	242,212	8.298533	2,010,004	0.56%	-51.17%
2008	0.10%	51,422	8.243364	423,890	0.56%	-51.22%
2008	0.25%	30,262	8.161269	246,976	0.56%	-51.30%
2007	0.00%	495,906	16.996302	8,428,568	0.83%	5.60%
2007	0.10%	45,242	16.900270	764,602	0.83%	5.49%
2007	0.25%	3,262	16.757189	54,662	0.83%	5.33%
2006	0.00%	494,372	16.095011	7,956,923	0.49%	16.20%
2006	0.10%	4,096	16.020178	65,619	0.49%	16.08%
2006	0.25%	2,506	15.908520	39,867	0.49%	15.91%
2006	0.40%	14	15.797724	221	0.49%	15.73%
2005	0.00%	510,536	13.851491	7,071,685	0.00%	2.55%
2005	0.10%	6,844	13.800839	94,453	0.00%	2.45%
2005	0.25%	884	13.725157	12,133	0.00%	2.30%
2005	0.40%	2,310	13.649958	31,531	0.00%	2.15%
VIP Fund - VIP Freedom Fund 2015 Portfolio - Service Class (FF15S)
2009	0.00%	5,406	9.301002	50,281	4.01%	25.06%
2009	0.25%	121,907	9.262314	1,129,141	4.01%	24.75%
2008	0.25%	37,047	7.424925	275,071	3.44%	-25.75%	5/1/2008
2008	0.40%	81,705	7.417486	606,046	3.44%	-25.83%	5/1/2008
VIP Fund - VIP Freedom Fund 2025 Portfolio - Service Class (FF25S)
2009	0.00%	94	8.806233	828	4.01%	29.96%
2009	0.25%	71,285	8.769590	625,140	4.01%	29.63%
2008	0.25%	1,777	6.764989	12,021	3.09%	-32.35%	5/1/2008
2008	0.40%	33,939	6.758199	229,367	3.09%	-32.42%	5/1/2008
Franklin Income Securities Fund - Class 2 (FTVIS2)
2009	0.00%	382,836	11.100337	4,249,609	8.31%	35.59%
2008	0.00%	421,586	8.186428	3,451,283	5.51%	-29.66%
2007	0.00%	416,188	11.637657	4,843,453	3.54%	3.76%
2006	0.00%	117,590	11.216304	1,318,925	0.07%	12.16%	5/1/2006
Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)
2009	0.00%	724,097	13.984451	10,126,099	1.80%	17.67%
2008	0.00%	787,806	11.884088	9,362,356	2.02%	-26.94%
2007	0.00%	910,630	16.266644	14,812,894	2.49%	-2.41%
2006	0.00%	943,340	16.669002	15,724,536	1.23%	17.43%
2005	0.00%	840,480	14.195085	11,930,685	1.01%	3.68%
Franklin Small Cap Value Securities Fund - Class 1 (FTVSVI)
2009	0.00%	526,295	18.034685	9,491,565	1.92%	29.54%
2008	0.00%	560,057	13.921598	7,796,888	1.42%	-32.87%
2007	0.00%	545,164	20.738061	11,305,644	0.89%	-2.14%
2006	0.00%	484,062	21.190555	10,257,542	0.82%	17.30%
2005	0.00%	398,540	18.064784	7,199,539	0.92%	8.99%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)
2009	0.00%	24,186	$11.233980	$271,705	1.61%	29.16%
2009	0.10%	45,532	11.181660	509,123	1.61%	29.03%
2009	0.20%	16,337	11.129584	181,824	1.61%	28.90%
2009	0.25%	329,020	11.103596	3,653,305	1.61%	28.83%
2008	0.00%	13,222	8.697893	115,004	1.16%	-33.02%
2008	0.10%	42,469	8.666053	368,039	1.16%	-33.08%
2008	0.20%	2,572	8.634328	22,207	1.16%	-33.15%
2008	0.25%	297,041	8.618488	2,560,044	1.16%	-33.18%
2008	0.40%	25,833	8.571211	221,420	1.16%	-33.28%
2007	0.10%	14,194	12.950462	183,819	0.63%	-2.48%
2007	0.25%	317,232	12.898779	4,091,905	0.63%	-2.62%
2007	0.40%	62,522	12.847323	803,240	0.63%	-2.77%
2006	0.25%	208,584	13.246445	2,762,996	0.76%	16.69%
2006	0.40%	62,174	13.213518	821,537	0.76%	16.52%
2005	0.25%	11,480	11.351855	130,319	0.00%	13.52%	5/2/2005
2005	0.40%	199,332	11.340582	2,260,541	0.00%	13.41%	5/2/2005
Mutual Discovery Global Securities Fund - Class 2 (FTVMD2)
2009	0.20%	20,621	8.817252	181,821	1.18%	23.07%
2009	0.25%	2,879	8.808466	25,360	1.18%	23.01%
2008	0.20%	8,713	7.164503	62,424	1.90%	-28.35%	1/2/2008
2008	0.25%	795	7.160940	5,693	1.90%	-28.39%	1/2/2008
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
2009	0.00%	329,156	17.256364	5,680,036	3.87%	72.63%
2008	0.00%	275,997	9.996007	2,758,868	2.81%	-52.67%
2007	0.00%	364,400	21.120230	7,696,212	2.19%	28.70%
2006	0.00%	310,222	16.410826	5,090,999	1.29%	28.17%
2005	0.00%	159,292	12.804274	2,039,618	0.06%	28.04%	5/2/2005
Templeton Foreign Securities Fund - Class 1 (TIF)
2009	0.00%	84,266	20.155256	1,698,403	3.77%	37.34%
2008	0.00%	99,305	14.675305	1,457,331	2.66%	-40.23%
2007	0.00%	131,776	24.554735	3,235,725	2.08%	15.79%
2006	0.00%	174,552	21.206570	3,701,649	1.39%	21.70%
2005	0.00%	228,680	17.425708	3,984,911	1.53%	10.48%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Templeton Foreign Securities Fund - Class 2 (TIF2)
2009	0.10%	184,222	$18.626590	$3,431,428	3.25%	36.91%
2009	0.20%	36,928	18.490649	682,823	3.25%	36.77%
2009	0.25%	463,306	18.423035	8,535,503	3.25%	36.70%
2009	0.40%	10,145	18.221708	184,859	3.25%	36.50%
2008	0.10%	199,971	13.605462	2,720,698	2.30%	-40.44%
2008	0.20%	41,270	13.519674	557,957	2.30%	-40.50%
2008	0.25%	465,751	13.476974	6,276,914	2.30%	-40.53%
2008	0.40%	33,468	13.349706	446,788	2.30%	-40.62%
2007	0.10%	205,828	22.842250	4,701,575	1.86%	15.34%
2007	0.20%	130,208	22.720977	2,958,453	1.86%	15.23%
2007	0.25%	590,458	22.660573	13,380,117	1.86%	15.17%
2007	0.40%	64,892	22.480343	1,458,794	1.86%	14.99%
2006	0.10%	8,186	19.804108	162,116	1.24%	21.32%
2006	0.20%	109,726	19.718779	2,163,663	1.24%	21.20%
2006	0.25%	359,658	19.676237	7,076,716	1.24%	21.14%
2006	0.40%	494,684	19.549201	9,670,677	1.24%	20.96%
2005	0.10%	25,200	16.323349	411,348	1.12%	10.06%
2005	0.20%	69,050	16.269222	1,123,390	1.12%	9.95%
2005	0.25%	241,412	16.242222	3,921,067	1.12%	9.89%
2005	0.40%	485,970	16.161499	7,854,004	1.12%	9.73%
Templeton Foreign Securities Fund - Class 3 (TIF3)
2009	0.00%	428,311	12.945045	5,544,505	3.55%	37.20%
2008	0.00%	502,570	9.435374	4,741,936	2.55%	-40.39%
2007	0.00%	462,356	15.828965	7,318,617	2.11%	15.45%
2006	0.00%	424,646	13.711150	5,822,385	1.34%	21.46%
2005	0.00%	237,992	11.288544	2,686,583	0.34%	12.89%	5/2/2005
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
2009	0.00%	9,362	12.842917	120,235	16.61%	18.68%
2009	0.25%	189,274	12.770565	2,417,136	16.61%	18.39%
2008	0.00%	1,646	10.821275	17,812	2.99%	6.21%
2008	0.25%	93,179	10.787239	1,005,144	2.99%	5.94%
2008	0.40%	100	10.766879	1,077	2.99%	5.78%
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
2009	0.00%	410,243	15.605635	6,402,103	15.12%	18.69%
2008	0.00%	490,278	13.148675	6,446,506	4.25%	6.21%
2007	0.00%	280,836	12.380292	3,476,832	2.62%	11.03%
2006	0.00%	138,640	11.150160	1,545,858	2.84%	12.84%
2005	0.00%	53,324	9.881172	526,904	1.81%	-1.19%	5/2/2005
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2009	0.00%	34,220	8.669683	296,677	3.31%	30.25%
2008	0.00%	17,440	6.656135	116,083	3.75%	-33.44%	5/1/2008
Goldman Sachs VIT - Goldman Sachs Mid Cap Value Fund - Institutional Shares (GVMCE)
2009	0.10%	117,092	17.989872	2,106,470	1.90%	33.02%
2009	0.20%	732,755	17.858604	13,085,981	1.90%	32.89%
2009	0.25%	1,759,781	17.793307	31,312,324	1.90%	32.82%
2009	0.40%	1,601	17.598827	28,176	1.90%	32.62%
2008	0.10%	128,526	13.524296	1,738,224	0.95%	-37.11%
2008	0.20%	831,665	13.439050	11,176,788	0.95%	-37.18%
2008	0.25%	1,507,852	13.396598	20,200,087	0.95%	-37.21%
2008	0.40%	364,923	13.270057	4,842,549	0.95%	-37.30%
2007	0.10%	160,214	21.505877	3,445,543	0.81%	3.10%
2007	0.20%	1,061,686	21.391758	22,711,330	0.81%	3.00%
2007	0.25%	1,727,904	21.334874	36,864,614	0.81%	2.94%
2007	0.40%	707,562	21.165166	14,975,667	0.81%	2.79%
2006	0.10%	29,454	20.859259	614,389	0.98%	16.05%
2006	0.20%	1,042,500	20.769434	21,652,135	0.98%	15.93%
2006	0.25%	1,231,810	20.724643	25,528,822	0.98%	15.87%
2006	0.40%	1,066,122	20.590810	21,952,316	0.98%	15.70%
2005	0.10%	75,394	17.974716	1,355,186	0.60%	12.71%
2005	0.20%	1,081,334	17.915150	19,372,261	0.60%	12.60%
2005	0.25%	792,502	17.885426	14,174,236	0.60%	12.54%
2005	0.40%	1,114,814	17.796530	19,839,821	0.60%	12.38%
ClearBridge Variable Small Cap Growth Portfolio - Class I (SBVSG)
2009	0.00%	92	8.379457	771	0.00%	42.77%
2009	0.25%	32,585	8.332144	271,503	0.00%	42.42%
2008	0.00%	166	5.869001	974	0.00%	-40.71%
2008	0.25%	18,031	5.850489	105,490	0.00%	-40.86%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Lincoln VIP Trust - Baron Growth Opportunities Funds - Service Class (BNCAI)
2009	0.00%	19,056	$16.485275	$314,143	0.00%	38.32%
2009	0.10%	46,598	16.364975	762,575	0.00%	38.19%
2009	0.20%	138,033	16.245528	2,242,419	0.00%	38.05%
2009	0.25%	451,652	16.186105	7,310,487	0.00%	37.98%
2009	0.40%	566	16.009192	9,061	0.00%	37.77%
2008	0.00%	8,641	11.917785	102,982	0.00%	-39.14%
2008	0.10%	62,479	11.842641	739,916	0.00%	-39.20%
2008	0.20%	120,684	11.767949	1,420,203	0.00%	-39.26%
2008	0.25%	360,408	11.730770	4,227,863	0.00%	-39.29%
2008	0.40%	95,250	11.619973	1,106,802	0.00%	-39.38%
2007	0.10%	129,912	19.476896	2,530,283	0.00%	3.32%
2007	0.20%	222,816	19.373459	4,316,717	0.00%	3.21%
2007	0.25%	312,238	19.321952	6,033,048	0.00%	3.16%
2007	0.40%	154,928	19.168269	2,969,702	0.00%	3.01%
2006	0.10%	80,920	18.851618	1,525,473	0.00%	15.41%
2006	0.20%	216,684	18.770366	4,067,238	0.00%	15.29%
2006	0.25%	186,980	18.729880	3,502,113	0.00%	15.23%
2006	0.40%	206,184	18.608964	3,836,871	0.00%	15.06%
2005	0.10%	97,836	16.334885	1,598,140	0.00%	3.26%
2005	0.20%	219,114	16.280709	3,567,331	0.00%	3.16%
2005	0.25%	304,012	16.253697	4,941,319	0.00%	3.11%
2005	0.40%	191,636	16.172933	3,099,316	0.00%	2.95%
Guardian Portfolio - I Class Shares (AMGP)
2009	0.00%	2	18.170858	36	0.35%	29.69%
2009	0.10%	68,145	13.030029	887,931	0.35%	29.56%
2009	0.25%	56,767	11.974954	679,782	0.35%	29.36%
2008	0.00%	392,065	14.011166	5,493,288	0.54%	-37.24%
2008	0.10%	73,276	10.057230	736,954	0.54%	-37.31%
2008	0.25%	86,429	9.256750	800,052	0.54%	-37.40%
2007	0.00%	434,652	22.326685	9,704,338	0.26%	7.39%
2007	0.10%	100,594	16.042197	1,613,749	0.26%	7.28%
2007	0.25%	98,428	14.787583	1,455,512	0.26%	7.12%
2006	0.00%	477,638	20.790721	9,930,438	0.70%	13.38%
2006	0.10%	88,754	14.953594	1,327,191	0.70%	13.26%
2006	0.25%	194,222	13.804932	2,681,222	0.70%	13.09%
2006	0.40%	74	14.282531	1,057	0.70%	12.93%
2005	0.00%	509,104	18.337744	9,335,819	0.15%	8.39%
2005	0.10%	34,424	13.202464	454,482	0.15%	8.28%
2005	0.20%	234,680	12.237616	2,871,924	0.15%	8.18%
2005	0.25%	75,766	12.206553	924,842	0.15%	8.12%
2005	0.40%	80,808	12.647762	1,022,040	0.15%	7.96%
International Portfolio - S Class Shares (AMINS)
2008	0.00%	248,009	8.019658	1,988,947	0.00%	-46.44%
2007	0.00%	280,340	14.972222	4,197,313	1.87%	3.21%
2006	0.00%	140,884	14.506093	2,043,676	0.29%	23.45%
2005	0.00%	53,950	11.750261	633,927	0.26%	17.50%	5/2/2005

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
2009	0.10%	74,748	$13.613710	$1,017,598	0.00%	31.47%
2009	0.20%	37,091	9.908467	367,515	0.00%	31.34%
2009	0.25%	425,418	9.863529	4,196,123	0.00%	31.27%
2008	0.00%	1,241,103	14.241194	17,674,789	0.00%	-43.37%
2008	0.10%	457,960	10.355229	4,742,281	0.00%	-43.43%
2008	0.20%	43,749	7.544382	330,059	0.00%	-43.48%
2008	0.25%	464,312	7.513928	3,488,807	0.00%	-43.51%
2007	0.00%	1,375,816	25.147074	34,597,747	0.00%	22.53%
2007	0.10%	412,472	18.303613	7,549,728	0.00%	22.40%
2007	0.20%	38,324	13.348628	511,573	0.00%	22.28%
2007	0.25%	489,154	13.301400	6,506,433	0.00%	22.22%
2007	0.40%	3,494	19.674042	68,741	0.00%	22.04%
2006	0.00%	1,474,382	20.523539	30,259,536	0.00%	14.69%
2006	0.10%	366,596	14.953339	5,481,834	0.00%	14.58%
2006	0.20%	41,698	10.916267	455,187	0.00%	14.47%
2006	0.25%	391,016	10.883119	4,255,474	0.00%	14.41%
2006	0.40%	97,186	16.121456	1,566,780	0.00%	14.24%
2005	0.00%	1,544,990	17.894121	27,646,238	0.00%	13.74%
2005	0.10%	383,494	13.050574	5,004,817	0.00%	13.63%
2005	0.20%	23,118	9.536717	220,470	0.00%	13.51%
2005	0.25%	365,056	9.512489	3,472,591	0.00%	13.46%
2005	0.40%	127,004	14.112212	1,792,307	0.00%	13.29%
Partners Portfolio - I Class Shares (AMTP)
2009	0.00%	13,263	14.368560	190,570	0.68%	56.07%
2009	0.10%	109,951	13.335919	1,466,298	0.68%	55.92%
2009	0.25%	111,841	13.200579	1,476,366	0.68%	55.68%
2009	0.40%	886	12.319713	10,915	0.68%	55.45%
2008	0.00%	772,159	9.206209	7,108,657	0.48%	-52.39%
2008	0.10%	101,292	8.553125	866,363	0.48%	-52.44%
2008	0.25%	26,043	8.479038	220,820	0.48%	-52.51%
2008	0.40%	1,125	7.925107	8,916	0.48%	-52.58%
2007	0.00%	902,352	19.337705	17,449,417	0.62%	9.34%
2007	0.10%	194,378	17.983949	3,495,684	0.62%	9.23%
2007	0.25%	25,412	17.855044	453,732	0.62%	9.06%
2007	0.40%	596	16.713743	9,961	0.62%	8.90%
2006	0.00%	967,144	17.686426	17,105,321	0.68%	12.24%
2006	0.10%	148,132	16.464820	2,438,967	0.68%	12.13%
2006	0.25%	70,676	16.371496	1,157,072	0.68%	11.96%
2006	0.40%	414	15.348160	6,354	0.68%	11.79%
2005	0.00%	1,054,060	15.757590	16,609,445	0.98%	18.04%
2005	0.10%	185,490	14.683836	2,723,705	0.98%	17.93%
2005	0.25%	84,180	14.622460	1,230,919	0.98%	17.75%
2005	0.40%	211,116	13.728969	2,898,405	0.98%	17.58%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Regency Portfolio - I Class Shares (AMRI)
2009	0.00%	13,249	$8.428473	$111,669	1.90%	46.56%
2009	0.25%	342,170	8.351420	2,857,605	1.90%	46.19%
2008	0.00%	23,511	5.750861	135,208	2.92%	-45.82%
2008	0.25%	319,496	5.712555	1,825,138	2.92%	-45.95%
2008	0.40%	10,164	5.689701	57,830	2.92%	-46.04%
2007	0.25%	32,224	10.569832	340,602	0.46%	3.04%
2007	0.40%	48,338	10.543396	509,647	0.46%	2.89%
2006	0.25%	6,524	10.257708	66,921	0.44%	2.58%	5/1/2006
2006	0.40%	34,570	10.247505	354,256	0.44%	2.48%	5/1/2006
Regency Portfolio - S Class Shares (AMRS)
2008	0.00%	97,268	7.206627	700,974	0.95%	-45.95%
2007	0.00%	94,148	13.332382	1,255,217	0.47%	3.05%
2006	0.00%	62,360	12.937253	806,767	0.48%	10.94%
2005	0.00%	23,100	11.661977	269,392	0.00%	16.62%	5/2/2005
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
2009	0.00%	70,054	11.397179	798,418	0.00%	22.75%
2009	0.10%	19,428	11.313940	219,807	0.00%	22.63%
2009	0.25%	50,987	11.190284	570,559	0.00%	22.45%
2008	0.00%	74,557	9.284535	692,227	0.00%	-39.47%
2008	0.10%	20,820	9.225949	192,084	0.00%	-39.53%
2008	0.25%	29,832	9.138805	272,629	0.00%	-39.62%
2008	0.40%	480	9.052482	4,345	0.00%	-39.72%
2007	0.00%	70,284	15.339463	1,078,119	0.00%	0.52%
2007	0.10%	24,496	15.257956	373,759	0.00%	0.41%
2007	0.20%	13,934	15.176941	211,475	0.00%	0.31%
2007	0.25%	20,928	15.136586	316,778	0.00%	0.26%
2007	0.40%	1,998	15.016171	30,002	0.00%	0.11%
2006	0.00%	54,558	15.260818	832,600	0.00%	5.25%
2006	0.10%	9,420	15.195016	143,137	0.00%	5.15%
2006	0.20%	11,666	15.129543	176,501	0.00%	5.04%
2006	0.25%	18,450	15.096902	278,538	0.00%	4.99%
2006	0.40%	7,818	14.999423	117,265	0.00%	4.83%
2005	0.00%	69,514	14.499238	1,007,900	0.00%	2.90%
2005	0.10%	1,074	14.451137	15,521	0.00%	2.79%
2005	0.20%	9,828	14.403227	141,555	0.00%	2.69%
2005	0.25%	15,290	14.379334	219,860	0.00%	2.64%
2005	0.40%	20,788	14.307871	297,432	0.00%	2.49%
Socially Responsive Portfolio - I Class Shares (AMSRS)
2009	0.00%	156,920	14.587514	2,289,073	2.13%	31.43%
2008	0.00%	226,546	11.099348	2,514,513	2.16%	-39.44%
2007	0.00%	254,068	18.328379	4,656,655	0.09%	7.61%
2006	0.00%	160,134	17.031699	2,727,354	0.16%	13.70%
2005	0.00%	104,292	14.979202	1,562,211	0.00%	6.86%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
2009	0.00%	2,150,050	$15.999951	$34,400,695	0.33%	44.52%
2009	0.10%	315,282	11.932216	3,762,013	0.33%	44.37%
2009	0.20%	1,910,067	9.257266	17,681,998	0.33%	44.23%
2009	0.25%	3,390,134	9.215295	31,241,085	0.33%	44.16%
2009	0.40%	11,854	13.161667	156,018	0.33%	43.94%
2008	0.00%	2,357,625	11.071272	26,101,908	0.14%	-45.52%
2008	0.10%	586,696	8.264836	4,848,946	0.14%	-45.57%
2008	0.20%	2,400,370	6.418454	15,406,664	0.14%	-45.63%
2008	0.25%	3,405,107	6.392540	21,767,283	0.14%	-45.65%
2008	0.40%	137,113	9.143789	1,253,732	0.14%	-45.74%
2007	0.00%	2,560,294	20.320760	52,027,120	0.22%	14.15%
2007	0.10%	671,050	15.184919	10,189,840	0.22%	14.03%
2007	0.20%	1,732,160	11.804408	20,447,123	0.22%	13.92%
2007	0.25%	3,734,518	11.762653	43,927,839	0.22%	13.86%
2007	0.40%	364,698	16.850466	6,145,331	0.22%	13.69%
2006	0.00%	2,846,436	17.801944	50,672,094	0.38%	7.95%
2006	0.10%	530,754	13.316078	7,067,562	0.38%	7.84%
2006	0.20%	1,641,104	10.362024	17,005,159	0.38%	7.73%
2006	0.25%	3,188,414	10.330569	32,938,131	0.38%	7.68%
2006	0.40%	1,040,592	14.821276	15,422,901	0.38%	7.52%
2005	0.00%	2,994,184	16.491164	49,377,579	0.91%	5.10%
2005	0.10%	558,612	12.347907	6,897,689	0.91%	4.99%
2005	0.20%	1,970,560	9.618219	18,953,278	0.91%	4.89%
2005	0.25%	3,734,142	9.593805	35,824,630	0.91%	4.84%
2005	0.40%	1,425,776	13.784845	19,654,101	0.91%	4.68%
Global Securities Fund/VA - Class 3 (OVGS3)
2009	0.00%	1,233,718	12.609317	15,556,341	2.21%	39.70%
2008	0.00%	1,290,636	9.026171	11,649,501	1.57%	-40.19%
2007	0.00%	1,378,496	15.092302	20,804,678	1.24%	6.34%
2006	0.00%	1,194,348	14.192798	16,951,140	0.84%	17.69%
2005	0.00%	723,136	12.059670	8,720,782	0.00%	20.60%	5/2/2005

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Global Securities Fund/VA - Non-Service Shares (OVGS)
2009	0.00%	848,172	$13.397168	$11,363,103	2.21%	39.77%
2009	0.10%	263,715	13.268257	3,499,038	2.21%	39.63%
2009	0.20%	671,992	13.140568	8,830,357	2.21%	39.49%
2009	0.25%	1,906,475	13.077210	24,931,374	2.21%	39.42%
2009	0.40%	360	12.888902	4,640	2.21%	39.21%
2008	0.00%	1,018,581	9.585005	9,763,104	1.55%	-40.19%
2008	0.10%	292,991	9.502282	2,784,083	1.55%	-40.25%
2008	0.20%	771,294	9.420249	7,265,782	1.55%	-40.31%
2008	0.25%	1,877,301	9.379518	17,608,179	1.55%	-40.34%
2008	0.40%	134,904	9.258335	1,248,986	1.55%	-40.43%
2007	0.00%	1,244,300	16.025167	19,940,115	1.33%	6.32%
2007	0.10%	319,328	15.902782	5,078,204	1.33%	6.21%
2007	0.20%	664,384	15.781314	10,484,853	1.33%	6.11%
2007	0.25%	1,785,708	15.720950	28,073,026	1.33%	6.05%
2007	0.40%	792,482	15.541185	12,316,109	1.33%	5.89%
2006	0.00%	1,579,632	15.072696	23,809,313	1.07%	17.69%
2006	0.10%	150,202	14.972632	2,248,919	1.07%	17.57%
2006	0.20%	578,604	14.873215	8,605,702	1.07%	17.46%
2006	0.25%	1,608,848	14.823774	23,849,199	1.07%	17.40%
2006	0.40%	898,758	14.676391	13,190,524	1.07%	17.22%
2005	0.00%	2,017,894	12.806945	25,843,057	1.00%	14.31%
2005	0.10%	183,864	12.734604	2,341,435	1.00%	14.19%
2005	0.20%	1,091,788	12.662678	13,824,960	1.00%	14.08%
2005	0.25%	1,169,740	12.626867	14,770,151	1.00%	14.02%
2005	0.40%	810,028	12.520042	10,141,585	1.00%	13.85%
High Income Fund/VA - Class 3 (OVHI3)
2009	0.00%	380,539	2.584961	983,678	0.00%	26.75%
2008	0.00%	237,435	2.039384	484,221	5.39%	-78.89%
2007	0.00%	97,144	9.661022	938,510	0.00%	-3.39%	5/1/2007
High Income Fund/VA - Non-Service Shares (OVHI)
2009	0.00%	111,867	3.642267	407,449	0.00%	25.32%
2008	0.00%	147,777	2.906468	429,509	8.17%	-78.67%
2007	0.00%	197,334	13.627157	2,689,101	7.57%	-0.10%
2006	0.00%	324,172	13.641009	4,422,033	6.62%	9.42%
2005	0.00%	304,496	12.466334	3,795,949	6.30%	2.31%
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2009	0.00%	1,878,416	11.819203	22,201,380	1.96%	28.29%
2009	0.10%	84,972	10.772223	915,337	1.96%	28.16%
2009	0.20%	184,538	10.200084	1,882,303	1.96%	28.03%
2009	0.25%	164,327	10.153815	1,668,546	1.96%	27.97%
2008	0.00%	2,155,808	9.213175	19,861,836	1.52%	-38.47%
2008	0.10%	96,686	8.405452	812,690	1.52%	-38.53%
2008	0.20%	127,115	7.966974	1,012,722	1.52%	-38.59%
2008	0.25%	197,165	7.934811	1,564,467	1.52%	-38.62%
2007	0.00%	2,359,688	14.973285	35,332,281	1.00%	4.42%
2007	0.10%	92,924	13.674278	1,270,669	1.00%	4.32%
2007	0.20%	333,966	12.973942	4,332,856	1.00%	4.21%
2007	0.25%	225,200	12.928044	2,911,396	1.00%	4.16%
2006	0.00%	2,564,464	14.338943	36,771,703	1.10%	15.02%
2006	0.10%	43,364	13.108136	568,421	1.10%	14.91%
2006	0.20%	184,798	12.449315	2,300,609	1.10%	14.80%
2006	0.25%	370,160	12.411511	4,594,245	1.10%	14.74%
2006	0.40%	3,524	11.856561	41,783	1.10%	14.57%
2005	0.00%	2,675,742	12.465965	33,355,706	1.37%	5.98%
2005	0.10%	65,504	11.407291	747,223	1.37%	5.87%
2005	0.20%	185,032	10.844763	2,006,628	1.37%	5.76%
2005	0.25%	381,782	10.817217	4,129,819	1.37%	5.71%
2005	0.40%	5,684	10.349023	58,824	1.37%	5.55%
Main Street Small Cap Fund(R)/VA - Non-Service Shares (OVSC)
2009	0.00%	247,124	17.642817	4,359,964	0.83%	37.20%
2008	0.00%	239,034	12.859537	3,073,867	0.51%	-37.83%
2007	0.00%	264,706	20.683895	5,475,151	0.29%	-1.21%
2006	0.00%	215,614	20.937110	4,514,334	0.13%	15.00%
2005	0.00%	146,346	18.206560	2,664,457	0.00%	9.92%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
MidCap Fund/VA - Non-Service Shares (OVAG)
2009	0.00%	1,391,901	$11.354891	$15,804,884	0.00%	32.61%
2009	0.10%	205,460	9.048967	1,859,201	0.00%	32.47%
2009	0.20%	105,065	6.251839	656,849	0.00%	32.34%
2009	0.25%	757,963	6.223493	4,717,177	0.00%	32.28%
2008	0.00%	1,511,513	8.562806	12,942,793	0.00%	-49.07%
2008	0.10%	250,167	6.830721	1,708,821	0.00%	-49.12%
2008	0.20%	135,869	4.723995	641,844	0.00%	-49.17%
2008	0.25%	841,598	4.704920	3,959,651	0.00%	-49.19%
2007	0.00%	1,618,182	16.811588	27,204,209	0.00%	6.33%
2007	0.10%	528,414	13.424400	7,093,641	0.00%	6.23%
2007	0.20%	121,920	9.293377	1,133,049	0.00%	6.12%
2007	0.25%	1,094,732	9.260496	10,137,761	0.00%	6.07%
2006	0.00%	1,834,314	15.810416	29,001,267	0.00%	2.96%
2006	0.10%	445,344	12.637642	5,628,098	0.00%	2.85%
2006	0.20%	106,664	8.757520	934,112	0.00%	2.75%
2006	0.25%	1,386,376	8.730923	12,104,342	0.00%	2.70%
2006	0.40%	986	13.200215	13,015	0.00%	2.55%
2005	0.00%	2,021,976	15.356470	31,050,414	0.00%	12.33%
2005	0.10%	448,332	12.287042	5,508,674	0.00%	12.21%
2005	0.20%	454,650	8.523068	3,875,013	0.00%	12.10%
2005	0.25%	1,772,498	8.501413	15,068,738	0.00%	12.05%
2005	0.40%	5,300	12.872483	68,224	0.00%	11.88%
Strategic Bond Fund/VA - Non-Service Shares (OVSB)
2009	0.20%	152,297	10.081478	1,535,379	0.32%	18.59%
2009	0.25%	21,266	10.071445	214,179	0.32%	18.53%
2008	0.20%	104,885	8.500963	891,624	3.48%	-14.99%	1/2/2008
2008	0.25%	9,576	8.496736	81,365	3.48%	-15.03%	1/2/2008
All Asset Portfolio - Administrative Class (PMVAAA)
2009	0.00%	1,575	13.834339	21,789	6.32%	21.57%
2009	0.10%	25,654	13.756266	352,903	6.32%	21.45%
2009	0.25%	35,843	13.639951	488,897	6.32%	21.27%
2008	0.00%	1,313	11.379397	14,941	4.28%	-15.84%
2008	0.10%	15,498	11.326491	175,538	4.28%	-15.93%
2008	0.25%	35,350	11.247576	397,602	4.28%	-16.05%
2008	0.40%	730	11.169222	8,154	4.28%	-16.18%
2007	0.10%	15,834	13.472183	213,319	8.25%	8.22%
2007	0.25%	133,088	13.398414	1,783,168	8.25%	8.06%
2007	0.40%	2,462	13.325057	32,806	8.25%	7.89%
2006	0.25%	121,412	12.399544	1,505,453	4.03%	4.40%
2006	0.40%	2,542	12.350260	31,394	4.03%	4.24%
2005	0.25%	287,514	11.877133	3,414,842	4.94%	5.96%
2005	0.40%	58,972	11.847635	698,679	4.94%	5.81%
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
2009	0.00%	41,010	11.047544	453,060	1.82%	4.07%
2009	0.25%	16,785	11.001548	184,661	1.82%	3.81%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Low Duration Portfolio - Administrative Class (PMVLDA)
2009	0.00%	298,516	$13.516257	$4,034,819	3.53%	13.32%
2009	0.10%	109,511	13.417547	1,469,369	3.53%	13.20%
2009	0.20%	1,554,752	13.319459	20,708,456	3.53%	13.09%
2009	0.25%	2,339,252	13.270656	31,043,409	3.53%	13.03%
2009	0.40%	9,468	13.125160	124,269	3.53%	12.86%
2008	0.00%	15,497	11.927738	184,844	4.10%	-0.45%
2008	0.10%	85,251	11.852482	1,010,436	4.10%	-0.55%
2008	0.20%	1,648,644	11.777625	19,417,111	4.10%	-0.65%
2008	0.25%	1,211,549	11.740354	14,224,014	4.10%	-0.70%
2008	0.40%	167,038	11.629122	1,942,505	4.10%	-0.85%
2007	0.10%	115,344	11.918100	1,374,681	4.75%	7.27%
2007	0.20%	1,869,506	11.854696	22,162,425	4.75%	7.16%
2007	0.25%	1,853,686	11.823104	21,916,322	4.75%	7.10%
2007	0.40%	189,584	11.728722	2,223,578	4.75%	6.94%
2006	0.10%	24,296	11.110721	269,946	4.19%	3.86%
2006	0.20%	1,775,448	11.062747	19,641,332	4.19%	3.75%
2006	0.25%	875,682	11.038824	9,666,499	4.19%	3.70%
2006	0.40%	995,170	10.967285	10,914,313	4.19%	3.55%
2005	0.20%	1,845,738	10.662435	19,680,061	2.71%	0.80%
2005	0.25%	747,294	10.644694	7,954,716	2.71%	0.75%
2005	0.40%	1,106,776	10.591594	11,722,522	2.71%	0.60%
Real Return Portfolio - Administrative Class (PMVRRA)
2009	0.00%	17,619	15.392452	271,200	3.17%	18.35%
2009	0.10%	171,544	15.279874	2,621,171	3.17%	18.23%
2009	0.20%	1,055,715	15.168007	16,013,093	3.17%	18.11%
2009	0.25%	3,725,567	15.112339	56,302,031	3.17%	18.05%
2009	0.40%	15,809	14.946401	236,288	3.17%	17.87%
2008	0.00%	1,297	13.006263	16,869	3.55%	-7.02%
2008	0.10%	150,898	12.924061	1,950,215	3.55%	-7.12%
2008	0.20%	817,317	12.842295	10,496,226	3.55%	-7.21%
2008	0.25%	2,758,640	12.801575	35,314,937	3.55%	-7.26%
2008	0.40%	953,934	12.680079	12,095,958	3.55%	-7.40%
2007	0.10%	93,920	13.914414	1,306,842	4.64%	10.53%
2007	0.20%	777,912	13.840237	10,766,486	4.64%	10.42%
2007	0.25%	1,535,174	13.803269	21,190,420	4.64%	10.37%
2007	0.40%	1,489,604	13.692856	20,396,933	4.64%	10.20%
2006	0.10%	50,474	12.588282	635,381	4.26%	0.64%
2006	0.20%	672,656	12.533792	8,430,930	4.26%	0.54%
2006	0.25%	1,287,852	12.506613	16,106,667	4.26%	0.49%
2006	0.40%	1,442,470	12.425357	17,923,205	4.26%	0.34%
2005	0.10%	80,408	12.508033	1,005,746	2.85%	1.97%
2005	0.20%	628,146	12.466336	7,830,679	2.85%	1.87%
2005	0.25%	1,206,896	12.445521	15,020,450	2.85%	1.82%
2005	0.40%	640,224	12.383232	7,928,042	2.85%	1.67%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Total Return Portfolio - Administrative Class (PMVTRA)
2009	0.00%	176,178	$15.739138	$2,772,890	5.33%	14.03%
2009	0.10%	1,021,669	15.624030	15,962,587	5.33%	13.91%
2009	0.20%	4,005,633	15.509642	62,125,934	5.33%	13.80%
2009	0.25%	9,496,915	15.452727	146,753,235	5.33%	13.74%
2009	0.40%	22,586	15.283042	345,183	5.33%	13.57%
2008	0.00%	72,078	13.802824	994,880	4.47%	4.75%
2008	0.10%	1,250,843	13.715592	17,156,052	4.47%	4.64%
2008	0.20%	2,728,440	13.628820	37,185,418	4.47%	4.54%
2008	0.25%	7,835,547	13.585613	106,450,709	4.47%	4.49%
2008	0.40%	621,710	13.456667	8,366,144	4.47%	4.33%
2007	0.10%	832,700	13.106902	10,914,117	4.81%	8.63%
2007	0.20%	3,931,096	13.037033	51,249,828	4.81%	8.52%
2007	0.25%	5,454,364	13.002214	70,918,808	4.81%	8.47%
2007	0.40%	1,905,050	12.898203	24,571,722	4.81%	8.31%
2006	0.10%	8,770	12.065231	105,812	4.42%	3.74%
2006	0.20%	3,889,630	12.013005	46,726,145	4.42%	3.64%
2006	0.25%	3,326,500	11.986960	39,874,622	4.42%	3.59%
2006	0.40%	3,150,134	11.909077	37,515,188	4.42%	3.43%
2005	0.10%	30,398	11.629906	353,526	3.47%	2.32%
2005	0.20%	3,110,384	11.591132	36,052,872	3.47%	2.22%
2005	0.25%	2,083,246	11.571785	24,106,875	3.47%	2.17%
2005	0.40%	2,531,932	11.513866	29,152,326	3.47%	2.02%
Variable Contracts Trust - Emerging Markets VCT Portfolio - Class I Shares (PIVEMI)
2009	0.00%	38,365	7.640745	293,137	1.20%	74.64%
2009	0.25%	134,639	7.597606	1,022,934	1.20%	74.21%
2008	0.00%	1,435	4.375030	6,278	0.36%	-58.20%
2008	0.25%	32,111	4.361213	140,043	0.36%	-58.31%
Variable Contracts Trust - High Yield VCT Portfolio - Class I Shares (PIHYB1)
2009	0.00%	6,000	18.069028	108,414	8.34%	60.49%
2009	0.10%	56,238	17.937073	1,008,745	8.34%	60.33%
2009	0.20%	517,292	17.805947	9,210,874	8.34%	60.17%
2009	0.25%	458,604	17.740695	8,135,954	8.34%	60.09%
2008	0.00%	433	11.258511	4,875	8.46%	-35.43%
2008	0.10%	110,077	11.187479	1,231,484	8.46%	-35.49%
2008	0.20%	694,575	11.116824	7,721,468	8.46%	-35.55%
2008	0.25%	254,649	11.081635	2,821,927	8.46%	-35.59%
2008	0.40%	52,370	10.976641	574,847	8.46%	-35.68%
2007	0.10%	100,470	17.342224	1,742,373	5.36%	5.81%
2007	0.20%	507,564	17.249965	8,755,461	5.36%	5.71%
2007	0.25%	195,182	17.203983	3,357,908	5.36%	5.65%
2007	0.40%	179,670	17.066645	3,066,364	5.36%	5.50%
2006	0.10%	10,514	16.389248	172,317	5.53%	8.39%
2006	0.20%	467,554	16.318486	7,629,773	5.53%	8.29%
2006	0.25%	82,444	16.283186	1,342,451	5.53%	8.23%
2006	0.40%	280,054	16.177661	4,530,619	5.53%	8.07%
2005	0.10%	11,722	15.120107	177,238	5.49%	1.84%
2005	0.20%	438,236	15.069867	6,604,158	5.49%	1.74%
2005	0.25%	36,528	15.044787	549,556	5.49%	1.69%
2005	0.40%	252,932	14.969736	3,786,325	5.49%	1.54%
Putnam VT Growth and Income Fund - IB Shares (PVGIB)
2009	0.00%	59,317	12.591298	746,878	2.76%	29.81%
2008	0.00%	63,826	9.699626	619,088	2.04%	-38.70%
2007	0.00%	65,188	15.822165	1,031,415	1.43%	-6.04%
2006	0.00%	79,204	16.838971	1,333,714	1.47%	15.91%
2005	0.00%	79,162	14.527575	1,150,032	1.49%	5.23%
Putnam VT International Equity Fund - IB Shares (PVTIGB)
2009	0.00%	77,883	16.132414	1,256,441	0.00%	24.63%
2008	0.00%	98,334	12.943794	1,272,815	2.18%	-43.95%
2007	0.00%	132,680	23.093467	3,064,041	2.23%	8.37%
2006	0.00%	227,790	21.310423	4,854,301	0.36%	27.72%
2005	0.00%	138,276	16.685441	2,307,196	1.32%	12.20%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Putnam VT Small Cap Value Fund - IB Shares (PVTSCB)
2009	0.25%	532	$7.071223	$3,762	1.78%	31.20%
2008	0.25%	65	5.389467	350	0.00%	-39.51%
Putnam VT Vista Fund - IB Shares (PVVIB)
2009	0.20%	5,870	13.767109	80,813	0.00%	37.67%	2/6/2009
2009	0.25%	797	14.151257	11,279	0.00%	41.51%	2/13/2009
Putnam VT Voyager Fund - IB Shares (PVTVB)
2009	0.00%	89,306	15.109296	1,349,351	0.69%	63.90%
2008	0.00%	54,796	9.218880	505,158	0.00%	-37.03%
2007	0.00%	29,740	14.640393	435,405	0.00%	5.52%
2006	0.00%	28,784	13.874456	399,362	0.11%	5.44%
2005	0.00%	27,308	13.159164	359,350	0.59%	5.69%
Global Real Estate Portfolio - Class II (VKVGR2)
2009	0.00%	10,415	6.931156	72,188	0.02%	41.42%
2009	0.25%	98,075	6.892024	675,935	0.02%	41.06%
2008	0.00%	9,686	4.901259	47,474	4.11%	-44.34%
2008	0.25%	85,328	4.885787	416,894	4.11%	-44.48%
2008	0.40%	4,297	4.876534	20,954	4.11%	-44.57%
Micro-Cap Portfolio - Investment Class (ROCMC)
2009	0.00%	16,000	21.643845	346,302	0.00%	58.04%
2009	0.10%	126,584	21.485855	2,719,765	0.00%	57.89%
2009	0.20%	478,012	21.329008	10,195,522	0.00%	57.73%
2009	0.25%	1,217,957	21.251012	25,882,819	0.00%	57.65%
2009	0.40%	9,307	21.018795	195,622	0.00%	57.41%
2008	0.00%	3,305	13.694894	45,262	2.44%	-43.27%
2008	0.10%	126,086	13.608530	1,715,845	2.44%	-43.33%
2008	0.20%	526,233	13.522698	7,116,090	2.44%	-43.38%
2008	0.25%	1,056,241	13.479984	14,238,112	2.44%	-43.41%
2008	0.40%	243,108	13.352691	3,246,146	2.44%	-43.50%
2007	0.10%	192,752	24.012175	4,628,395	1.50%	3.87%
2007	0.20%	516,162	23.884685	12,328,367	1.50%	3.77%
2007	0.25%	1,213,818	23.821182	28,914,579	1.50%	3.72%
2007	0.40%	383,860	23.631757	9,071,286	1.50%	3.56%
2006	0.10%	102,390	23.116715	2,366,920	0.17%	20.95%
2006	0.20%	487,556	23.017122	11,222,136	0.17%	20.83%
2006	0.25%	779,248	22.967474	17,897,358	0.17%	20.77%
2006	0.40%	767,354	22.819241	17,510,436	0.17%	20.59%
2005	0.10%	11,746	19.112697	224,498	0.60%	11.50%
2005	0.20%	516,002	19.049333	9,829,494	0.60%	11.39%
2005	0.25%	690,136	19.017724	13,124,816	0.60%	11.33%
2005	0.40%	830,676	18.923254	15,719,093	0.60%	11.17%
Small-Cap Portfolio - Investment Class (ROCSC)
2009	0.20%	24,523	9.885736	242,428	0.00%	34.93%
2009	0.25%	3,424	9.875865	33,815	0.00%	34.86%
2008	0.20%	11,031	7.326443	80,818	0.43%	-26.74%	1/2/2008
2008	0.25%	1,007	7.322794	7,374	0.43%	-26.77%	1/2/2008

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Blue Chip Growth Portfolio - II (TRBCG2)
2009	0.00%	247,600	$11.315697	$2,801,767	0.00%	41.79%
2009	0.20%	32,437	11.210550	363,637	0.00%	41.51%
2009	0.25%	4,535	11.184427	50,721	0.00%	41.44%
2008	0.00%	273,286	7.980543	2,180,971	0.11%	-42.65%
2008	0.20%	23,532	7.922205	186,425	0.11%	-42.76%
2008	0.25%	2,151	7.907699	17,009	0.11%	-42.79%
2007	0.00%	212,892	13.915435	2,962,485	0.11%	12.49%
2006	0.00%	117,044	12.370493	1,447,892	0.34%	9.33%
2005	0.00%	33,050	11.314946	373,959	0.16%	13.15%	5/2/2005
Equity Income Portfolio - II (TREI2)
2009	0.00%	348,107	14.706264	5,119,353	1.81%	25.25%
2009	0.10%	153,172	14.598914	2,236,145	1.81%	25.13%
2009	0.20%	1,596,462	14.492354	23,136,492	1.81%	25.00%
2009	0.25%	2,808,807	14.439362	40,557,381	1.81%	24.94%
2009	0.40%	15,065	14.281536	215,151	1.81%	24.75%
2008	0.00%	345,566	11.741384	4,057,423	2.12%	-36.26%
2008	0.10%	166,121	11.667331	1,938,189	2.12%	-36.33%
2008	0.20%	1,762,229	11.593772	20,430,881	2.12%	-36.39%
2008	0.25%	2,240,330	11.557153	25,891,837	2.12%	-36.42%
2008	0.40%	562,661	11.447985	6,441,335	2.12%	-36.52%
2007	0.00%	342,686	18.422059	6,312,982	1.51%	3.03%
2007	0.10%	160,922	18.324230	2,948,772	1.51%	2.93%
2007	0.20%	1,884,266	18.226974	34,344,467	1.51%	2.82%
2007	0.25%	2,229,008	18.178518	40,520,062	1.51%	2.77%
2007	0.40%	834,360	18.033915	15,046,777	1.51%	2.62%
2006	0.00%	232,318	17.880327	4,153,922	1.35%	18.65%
2006	0.10%	17,014	17.803262	302,905	1.35%	18.53%
2006	0.20%	1,955,804	17.726578	34,669,712	1.35%	18.41%
2006	0.25%	1,540,034	17.688346	27,240,654	1.35%	18.35%
2006	0.40%	1,391,756	17.574134	24,458,906	1.35%	18.18%
2005	0.00%	69,938	15.070153	1,053,976	1.39%	3.69%
2005	0.10%	22,826	15.020167	342,850	1.39%	3.59%
2005	0.20%	1,993,558	14.970390	29,844,341	1.39%	3.49%
2005	0.25%	892,058	14.945544	13,332,292	1.39%	3.44%
2005	0.40%	1,649,340	14.871262	24,527,767	1.39%	3.28%
Health Sciences Portfolio - II (TRHS2)
2009	0.20%	147,391	9.320531	1,373,762	0.00%	31.09%
2009	0.25%	20,581	9.311233	191,634	0.00%	31.03%
2008	0.20%	163,681	7.109924	1,163,759	0.00%	-28.90%	1/2/2008
2008	0.25%	14,944	7.106377	106,198	0.00%	-28.94%	1/2/2008
Limited-Term Bond Portfolio - II (TRLT2)
2008	0.00%	177,875	11.230967	1,997,708	3.75%	1.31%
2007	0.00%	97,460	11.086232	1,080,464	4.06%	5.23%
2006	0.00%	51,598	10.535464	543,609	3.73%	4.03%
2005	0.00%	19,896	10.127763	201,502	2.09%	1.28%	5/2/2005

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Mid-Cap Growth Portfolio - II (TRMCG2)
2009	0.10%	83,827	$20.683485	$1,733,834	0.00%	45.22%
2009	0.20%	266,361	20.532481	5,469,052	0.00%	45.07%
2009	0.25%	665,706	20.457409	13,618,620	0.00%	45.00%
2008	0.10%	97,962	14.242855	1,395,259	0.00%	-40.00%
2008	0.20%	302,266	14.153026	4,277,979	0.00%	-40.06%
2008	0.25%	681,051	14.108326	9,608,490	0.00%	-40.09%
2007	0.10%	118,598	23.736199	2,815,066	0.00%	17.11%
2007	0.20%	283,588	23.610164	6,695,559	0.00%	16.99%
2007	0.25%	726,466	23.547392	17,106,380	0.00%	16.93%
2007	0.40%	34,870	23.360091	814,566	0.00%	16.75%
2006	0.10%	23,520	20.268825	476,723	0.00%	6.28%
2006	0.20%	288,630	20.181467	5,824,977	0.00%	6.17%
2006	0.25%	560,134	20.137940	11,279,945	0.00%	6.12%
2006	0.40%	256,586	20.007898	5,133,747	0.00%	5.96%
2005	0.10%	44,810	19.071958	854,614	0.00%	14.32%
2005	0.20%	626,894	19.008705	11,916,443	0.00%	14.21%
2005	0.25%	356,418	18.977178	6,763,808	0.00%	14.15%
2005	0.40%	453,782	18.882872	8,568,707	0.00%	13.98%
New America Growth Portfolio (TRNAG1)
2009	0.00%	19,557	12.771923	249,780	0.00%	49.76%
2009	0.10%	67,015	12.699803	851,077	0.00%	49.62%
2009	0.20%	107,004	12.628086	1,351,256	0.00%	49.47%
2009	0.25%	875,288	12.592384	11,021,963	0.00%	49.39%
2009	0.40%	2,068	12.485874	25,821	0.00%	49.17%
2008	0.10%	52,850	8.488305	448,607	0.00%	-38.30%
2008	0.20%	83,615	8.448808	706,447	0.00%	-38.37%
2008	0.25%	307,465	8.429140	2,591,666	0.00%	-38.40%
2008	0.40%	481,319	8.370383	4,028,824	0.00%	-38.49%
2007	0.10%	25,334	13.758234	348,551	0.00%	13.67%
2007	0.20%	299,098	13.707959	4,100,023	0.00%	13.55%
2007	0.25%	194,180	13.682900	2,656,946	0.00%	13.49%
2007	0.40%	536,034	13.607980	7,294,340	0.00%	13.32%
2006	0.20%	301,726	12.072027	3,642,444	0.04%	7.12%
2006	0.25%	86,392	12.056017	1,041,543	0.04%	7.06%
2006	0.40%	551,676	12.008095	6,624,578	0.04%	6.90%
2005	0.20%	690,950	11.269904	7,786,940	0.00%	4.26%
2005	0.25%	2,404	11.260565	27,070	0.00%	4.21%
2005	0.40%	584,706	11.232593	6,567,765	0.00%	4.06%
Personal Strategy Balanced Portfolio (TRPSB1)
2009	0.00%	2,569	10.094281	25,932	2.19%	32.12%
2009	0.25%	42,706	10.016034	427,745	2.19%	31.79%
2008	0.00%	7,764	7.640233	59,319	2.80%	-29.88%
2008	0.25%	47,397	7.599968	360,216	2.80%	-30.06%
2008	0.40%	143	7.575907	1,083	2.80%	-30.16%
2007	0.25%	5,720	10.865761	62,152	1.34%	7.34%
2007	0.40%	340	10.847653	3,688	1.34%	7.18%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Initial Class (VWEM)
2009	0.00%	363,631	$27.002169	$9,818,826	0.16%	113.17%
2009	0.10%	130,675	36.550513	4,776,238	0.16%	112.96%
2009	0.20%	78,529	33.719407	2,647,951	0.16%	112.75%
2009	0.25%	52,024	33.566508	1,746,264	0.16%	112.64%
2008	0.00%	379,342	12.666688	4,805,007	0.00%	-64.78%
2008	0.10%	96,284	17.162939	1,652,516	0.00%	-64.81%
2008	0.20%	70,043	15.849346	1,110,136	0.00%	-64.85%
2008	0.25%	73,280	15.785351	1,156,751	0.00%	-64.87%
2007	0.00%	517,190	35.963363	18,599,892	0.40%	37.61%
2007	0.10%	94,388	48.778177	4,604,075	0.40%	37.48%
2007	0.20%	66,494	45.090153	2,998,225	0.40%	37.34%
2007	0.25%	105,400	44.930650	4,735,691	0.40%	37.27%
2006	0.00%	565,466	26.133423	14,777,562	0.56%	39.49%
2006	0.10%	43,526	35.481161	1,544,353	0.56%	39.35%
2006	0.20%	46,954	32.831467	1,541,569	0.56%	39.21%
2006	0.25%	66,446	32.731758	2,174,894	0.56%	39.14%
2005	0.00%	573,050	18.734825	10,735,991	0.71%	32.00%
2005	0.10%	38,212	25.461491	972,934	0.71%	31.86%
2005	0.20%	45,066	23.583541	1,062,816	0.71%	31.73%
2005	0.25%	41,596	23.523647	978,490	0.71%	31.67%
2005	0.40%	596	17.488050	10,423	0.71%	31.47%
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Initial Class (VWHA)
2009	0.00%	317,923	33.926069	10,785,878	0.25%	57.54%
2009	0.10%	104,417	47.150241	4,923,287	0.25%	57.38%
2009	0.20%	189,232	40.086483	7,585,645	0.25%	57.22%
2009	0.25%	175,560	39.904798	7,005,686	0.25%	57.14%
2009	0.40%	2,185	32.178659	70,310	0.25%	56.91%
2008	0.00%	387,879	21.535500	8,353,168	0.27%	-46.12%
2008	0.10%	84,350	29.959857	2,527,114	0.27%	-46.18%
2008	0.20%	129,114	25.496953	3,292,014	0.27%	-46.23%
2008	0.25%	133,086	25.394095	3,379,599	0.27%	-46.26%
2008	0.40%	6,726	20.508184	137,938	0.27%	-46.34%
2007	0.00%	416,768	39.972562	16,659,285	0.11%	45.36%
2007	0.10%	99,614	55.665036	5,545,017	0.11%	45.21%
2007	0.20%	81,432	47.420563	3,861,551	0.11%	45.06%
2007	0.25%	170,146	47.252962	8,039,902	0.11%	44.99%
2007	0.40%	6,820	38.218809	260,652	0.11%	44.77%
2006	0.00%	487,264	27.499610	13,399,570	0.06%	24.49%
2006	0.10%	20,452	38.333948	784,006	0.06%	24.37%
2006	0.20%	59,788	32.689202	1,954,422	0.06%	24.24%
2006	0.25%	153,486	32.590053	5,002,117	0.06%	24.18%
2005	0.00%	509,766	22.089482	11,260,467	0.31%	51.67%
2005	0.10%	26,250	30.823042	809,105	0.31%	51.52%
2005	0.20%	52,740	26.310503	1,387,616	0.31%	51.37%
2005	0.25%	129,856	26.243783	3,407,913	0.31%	51.29%
2005	0.40%	52	21.290146	1,107	0.31%	51.07%
Vanguard(R) Variable Insurance Funds - Balanced Portfolio (VVB)
2009	0.20%	127,334	9.519394	1,212,143	4.83%	22.66%
2009	0.25%	17,780	9.509907	169,086	4.83%	22.60%
2008	0.20%	109,081	7.761012	846,579	0.00%	-22.39%	1/2/2008
2008	0.25%	9,959	7.757156	77,254	0.00%	-22.43%	1/2/2008
Vanguard(R) Variable Insurance Funds - Diversified Value Portfolio (VVDV)
2009	0.20%	175,071	8.193060	1,434,367	3.85%	26.67%
2009	0.25%	24,446	8.184883	200,088	3.85%	26.61%
2008	0.20%	143,388	6.467982	927,431	0.00%	-35.32%	1/2/2008
2008	0.25%	13,091	6.464759	84,630	0.00%	-35.35%	1/2/2008

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Vanguard(R) Variable Insurance Funds - International Portfolio (VVI)
2009	0.20%	410,028	$7.883310	$3,232,378	3.47%	42.50%
2009	0.25%	57,254	7.875437	450,900	3.47%	42.43%
2008	0.20%	356,354	5.532166	1,971,409	0.00%	-44.68%	1/2/2008
2008	0.25%	32,536	5.529407	179,905	0.00%	-44.71%	1/2/2008
Vanguard(R) Variable Insurance Funds - Mid-Cap Index Portfolio (VVMCI)
2009	0.20%	342,621	8.254974	2,828,327	1.64%	40.09%
2009	0.25%	47,841	8.246745	394,533	1.64%	40.02%
2008	0.20%	301,906	5.892524	1,778,988	0.00%	-41.07%	1/2/2008
2008	0.25%	27,909	5.889589	164,373	0.00%	-41.10%	1/2/2008
Vanguard(R) Variable Insurance Funds - Short-Term Investment-Grade Portfolio (VVSTC)
2009	0.20%	278,059	10.898210	3,030,345	3.71%	13.63%
2009	0.25%	38,826	10.887347	422,712	3.71%	13.57%
2008	0.20%	223,003	9.590829	2,138,784	0.00%	-4.09%	1/2/2008
2008	0.25%	20,361	9.586056	195,182	0.00%	-4.14%	1/2/2008
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
2009	0.00%	287,483	10.509760	3,021,377	0.13%	25.05%
2009	0.25%	146,447	10.450534	1,530,449	0.13%	24.73%
2008	0.00%	9,046	8.404777	76,030	1.01%	-25.79%
2008	0.25%	36,675	8.378314	307,275	1.01%	-25.98%
2008	0.40%	795	8.362478	6,648	1.01%	-26.09%
Ivy Fund Variable Insurance Portfolios, Inc. - Growth (WRGP)
2009	0.00%	9,754	12.557495	122,486	0.37%	27.07%
2009	0.10%	37,585	12.499017	469,776	0.37%	26.95%
2009	0.25%	28,728	12.411842	356,567	0.37%	26.76%
2008	0.10%	21,448	9.845881	211,174	0.00%	-36.34%
2008	0.25%	42,971	9.791882	420,767	0.00%	-36.43%
2008	0.40%	229	9.738174	2,230	0.00%	-36.53%
2007	0.10%	12,832	15.110144	193,893	0.00%	22.80%
2007	0.25%	2,806	15.049872	43,230	0.00%	22.61%
2007	0.40%	24	14.989837	360	0.00%	22.43%
2006	0.40%	1,882	12.243877	23,043	0.00%	4.62%
Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities (WRRESP)
2009	0.00%	10,737	9.935185	106,674	2.78%	23.62%
2009	0.10%	29,857	9.888874	295,252	2.78%	23.50%
2009	0.25%	48,451	9.819846	475,781	2.78%	23.31%
2008	0.00%	193	8.036688	1,551	0.94%	-36.03%
2008	0.10%	25,624	8.007242	205,178	0.94%	-36.10%
2008	0.25%	5,538	7.963301	44,101	0.94%	-36.20%
2008	0.40%	574	7.919581	4,546	0.94%	-36.29%
2007	0.10%	5,798	12.530753	72,653	1.28%	-16.15%
2007	0.25%	3,926	12.480780	49,000	1.28%	-16.28%
2007	0.40%	2,396	12.430983	29,785	1.28%	-16.40%
2006	0.25%	594	14.907103	8,855	1.58%	29.76%
2006	0.40%	2,546	14.870055	37,859	1.58%	29.57%
Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology (WRSTP)
2009	0.00%	4,290	9.694632	41,590	0.00%	43.84%
2009	0.25%	103,724	9.639961	999,895	0.00%	43.48%
2008	0.00%	3,163	6.739848	21,318	0.00%	-33.89%
2008	0.25%	95,158	6.718607	639,329	0.00%	-34.05%
2008	0.40%	609	6.705890	4,084	0.00%	-34.15%
2007	0.25%	448	10.188127	4,564	0.00%	1.88%	9/27/2007

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Advantage Funds Variable Trust - VT Discovery Fund (SVDF)
2009	0.00%	169,734	$7.681010	$1,303,729	0.00%	40.30%
2009	0.10%	30,327	7.663653	232,416	0.00%	40.16%
2009	0.25%	43,498	7.637661	332,223	0.00%	39.95%
2008	0.00%	97,543	5.474555	534,005	0.00%	-44.36%
2008	0.10%	35,560	5.467646	194,429	0.00%	-44.41%
2008	0.25%	42,095	5.457284	229,724	0.00%	-44.50%
2008	0.40%	162	5.446950	882	0.00%	-44.58%
Advantage Funds Variable Trust - VT Opportunity Fund (SVOF)
2009	0.00%	4	12.880035	52	0.00%	47.74%
2009	0.10%	180,073	12.756058	2,297,022	0.00%	47.59%
2009	0.20%	162,688	12.633308	2,055,288	0.00%	47.44%
2009	0.25%	315,434	12.572347	3,965,746	0.00%	47.37%
2008	0.00%	966,983	8.718261	8,430,410	1.86%	-40.10%
2008	0.10%	184,457	8.642979	1,594,258	1.86%	-40.16%
2008	0.20%	117,180	8.568374	1,004,042	1.86%	-40.22%
2008	0.25%	331,868	8.531293	2,831,263	1.86%	-40.25%
2007	0.00%	1,129,684	14.553953	16,441,368	0.61%	6.63%
2007	0.10%	224,604	14.442760	3,243,902	0.61%	6.53%
2007	0.20%	154,478	14.332457	2,214,049	0.61%	6.42%
2007	0.25%	358,194	14.277593	5,114,148	0.61%	6.37%
2006	0.00%	1,303,766	13.648563	17,794,532	0.00%	12.22%
2006	0.10%	143,310	13.557898	1,942,982	0.00%	12.11%
2006	0.20%	199,708	13.467901	2,689,648	0.00%	12.00%
2006	0.25%	454,354	13.423088	6,098,834	0.00%	11.94%
2006	0.40%	126	13.289662	1,674	0.00%	11.77%
2005	0.00%	1,428,994	12.162469	17,380,095	0.00%	7.88%
2005	0.10%	114,460	12.093732	1,384,249	0.00%	7.78%
2005	0.20%	360,812	12.025433	4,338,921	0.00%	7.67%
2005	0.25%	470,806	11.991404	5,645,625	0.00%	7.62%
2005	0.40%	110,270	11.889981	1,311,108	0.00%	7.45%
Advantage Funds Variable Trust - VT Small Cap Growth Fund (WFVSCG)
2009	0.00%	135,128	8.604153	1,162,662	0.00%	52.64%
2009	0.25%	298,197	8.555599	2,551,254	0.00%	52.26%
2008	0.00%	3,856	5.636741	21,735	0.00%	-41.42%
2008	0.25%	125,618	5.618956	705,842	0.00%	-41.57%
2008	0.40%	1,113	5.608316	6,242	0.00%	-41.66%
Insurance Trust - Insurance Trust Diversified Mid Cap Value Portfolio 1 (obsolete) (OGMVP)
2008	0.10%	4,372	12.612983	55,144	1.51%	-35.55%
2008	0.20%	6,347	12.533943	79,553	1.51%	-35.61%
2007	0.10%	4,412	19.569601	86,341	1.87%	0.82%
2007	0.20%	6,420	19.466479	124,975	1.87%	0.71%
2006	0.10%	5,886	19.411280	114,255	1.18%	16.60%
2006	0.20%	6,476	19.328434	125,171	1.18%	16.49%
2006	0.25%	730	19.287150	14,080	1.18%	16.43%
2006	0.40%	2,838	19.163821	54,387	1.18%	16.26%
2005	0.10%	5,916	16.647145	98,485	0.60%	9.64%
2005	0.20%	22,284	16.592629	369,750	0.60%	9.54%
2005	0.25%	10,644	16.565444	176,323	0.60%	9.48%
2005	0.40%	14,156	16.484146	233,350	0.60%	9.32%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
International Equity Flex I Portfolio (obsolete) (WIEP)
2009	0.00%	93	$13.330928	$1,240	0.60%	22.20%
2008	0.00%	96,326	10.909328	1,050,852	1.75%	-41.03%
2008	0.25%	9,109	9.166659	83,499	1.75%	-41.18%
2007	0.00%	116,860	18.501094	2,162,038	1.09%	16.60%
2007	0.25%	10,580	15.584704	164,886	1.09%	16.30%
2006	0.00%	121,824	15.867715	1,933,069	1.01%	18.65%
2006	0.25%	7,190	13.400060	96,346	1.01%	18.36%
2005	0.00%	132,046	13.373190	1,765,876	0.88%	17.44%
2005	0.25%	7,410	11.321642	83,893	0.88%	17.15%
International Equity Flex II Portfolio (obsolete) (WVCP)
2009	0.00%	20	10.138334	203	2.62%	30.47%
2008	0.00%	33,935	7.770427	263,689	1.69%	-46.75%
2008	0.25%	5,184	5.551756	28,780	1.69%	-46.89%
2007	0.00%	38,516	14.592824	562,057	0.00%	-3.96%
2007	0.25%	6,308	10.452361	65,933	0.00%	-4.20%
2006	0.00%	46,476	15.193949	706,154	0.00%	13.20%
2006	0.25%	9,586	10.910325	104,586	0.00%	12.92%
2005	0.00%	48,980	13.421675	657,394	0.00%	16.14%
2005	0.25%	15,838	9.661761	153,023	0.00%	15.85%
International Index Portfolio - Class II (obsolete) (MLVIX2)
2006	0.25%	82,570	14.583459	1,204,156	5.83%	25.37%
2006	0.40%	17,946	14.547195	261,064	5.83%	25.18%
2005	0.25%	732	11.632654	8,515	1.76%	16.33%	5/2/2005
2005	0.40%	220	11.621096	2,557	1.76%	16.21%	5/2/2005
J.P. Morgan NVIT Balanced Fund - Class I (obsolete) (BF)
2008	0.00%	757,878	10.568294	8,009,478	2.70%	-25.55%
2008	0.10%	48,246	9.589808	462,670	2.70%	-25.62%
2008	0.20%	104,098	9.695696	1,009,303	2.70%	-25.70%
2008	0.25%	108,297	9.656587	1,045,779	2.70%	-25.73%
2007	0.00%	856,726	14.194595	12,160,879	2.16%	4.63%
2007	0.10%	83,510	12.893261	1,076,716	2.16%	4.52%
2007	0.20%	140,532	13.048688	1,833,758	2.16%	4.41%
2007	0.25%	182,240	13.002564	2,369,587	2.16%	4.36%
2006	0.00%	919,452	13.567085	12,474,283	2.25%	12.25%
2006	0.10%	64,592	12.335682	796,786	2.25%	12.14%
2006	0.20%	73,958	12.496956	924,250	2.25%	12.02%
2006	0.25%	257,054	12.459031	3,202,644	2.25%	11.97%
2006	0.40%	608	12.170646	7,400	2.25%	11.80%
2005	0.00%	1,170,652	12.086643	14,149,253	1.98%	2.54%
2005	0.10%	81,682	11.000579	898,549	1.98%	2.44%
2005	0.20%	119,512	11.155509	1,333,217	1.98%	2.34%
2005	0.25%	234,374	11.127198	2,607,926	1.98%	2.29%
2005	0.40%	39,454	10.885904	429,492	1.98%	2.13%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Mid Cap Growth Fund - Class I (obsolete) (SGRF)
2008	0.00%	749,875	$9.006596	$6,753,821	0.00%	-46.11%
2008	0.10%	137,374	6.935563	952,766	0.00%	-46.17%
2008	0.25%	42,806	5.588576	239,225	0.00%	-46.25%
2007	0.00%	898,950	16.713321	15,024,440	0.00%	9.01%
2007	0.10%	104,616	12.883089	1,347,777	0.00%	8.91%
2007	0.25%	111,508	10.396626	1,159,307	0.00%	8.74%
2006	0.00%	961,292	15.331247	14,737,805	0.00%	9.91%
2006	0.10%	101,742	11.829636	1,203,571	0.00%	9.80%
2006	0.25%	154,712	9.560904	1,479,187	0.00%	9.63%
2006	0.40%	94	13.633719	1,282	0.00%	9.47%
2005	0.00%	989,192	13.949172	13,798,409	0.00%	9.74%
2005	0.10%	102,290	10.773967	1,102,069	0.00%	9.63%
2005	0.25%	161,102	8.720733	1,404,928	0.00%	9.47%
2005	0.40%	468	12.454266	5,829	0.00%	9.30%
Putnam VT OTC & Emerging Growth Fund - IB Shares (obsolete) (PVOEGB)
2008	0.20%	5,847	5.470558	31,986	0.00%	-45.29%	1/2/2008
2008	0.25%	533	5.467827	2,914	0.00%	-45.32%	1/2/2008
U.S. Equity Flex II Portfolio (obsolete) (WGIP)
2008	0.00%	72,061	11.767861	848,004	3.07%	-36.19%
2008	0.10%	11,493	10.447694	120,075	3.07%	-36.25%
2007	0.00%	87,284	18.440646	1,609,573	1.30%	1.79%
2007	0.25%	3,478	14.931536	51,932	1.30%	1.53%
2006	0.00%	96,894	18.117019	1,755,430	0.89%	19.35%
2006	0.25%	5,326	14.706419	78,326	0.89%	19.05%
2005	0.00%	117,378	15.179777	1,781,772	0.73%	8.14%
2005	0.25%	2,276	12.352874	28,115	0.73%	7.87%

2009	Contract owners equity:					$3,763,821,378
2008	Contract owners equity:					$3,233,903,295
2007	Contract owners equity:					$4,818,129,455
2006	Contract owners equity:					$4,464,442,368
2005	Contract owners equity:					$3,947,899,004

*	This represents the annual contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as policy and asset charges, that result in direct reductions to the contractholder accounts either through reductions in the unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest
***	This represents the total return for the period indicated and includes a deduction only for expenses assessed through a reduction in the unit values. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented.
****	This represents the date the underlying mutual fund option was initially added and funded. Total returns presented in years of initial offering represent the return for the period from the initial offering through year end.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder

Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the Company) as of December 31, 2009 and 2008, and the related consolidated statements of income (loss), changes in equity and cash flows for each of the years in the three-year period ended December 31, 2009. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying index. These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2009 and 2008, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2009, in conformity with U.S. generally accepted accounting principles. Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 2 to the consolidated financial statements, the Company changed its method of evaluating other-than-temporary impairments of debt securities due to the adoption of new accounting requirements issued by the FASB, as of January 1, 2009.

/s/ KPMG LLP
Columbus, Ohio
March 1, 2010

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Income (Loss)

(in millions)

	Years ended December 31,
	2009	2008	2007
Revenues:
Policy charges	$1,245.1	$1,340.5	$1,383.9
Premiums	469.7	394.1	407.0
Net investment income	1,879.1	1,864.7	2,192.2
Net realized investment gains (losses)	453.8	(347.8)	(47.2)
Other-than-temporary impairment losses (consisting of $992.1 of total other-than-temporary impairment losses, net of $417.5 recognized in other comprehensive income, for the year ended December 31, 2009)	(574.6)	(1,130.7)	(117.7)
Other income	(3.9)	(4.2)	8.9

Total revenues	3,469.2	2,116.6	3,827.1

Benefits and expenses:
Interest credited to policyholder accounts	1,100.1	1,172.6	1,311.0
Benefits and claims	812.1	856.1	672.5
Policyholder dividends	87.0	93.1	83.1
Amortization of deferred policy acquisition costs	465.6	691.6	382.1
Amortization of value of business acquired and other intangible assets	62.8	30.9	48.5
Interest expense, primarily with Nationwide Financial Services, Inc. (NFS)	55.3	61.8	70.0
Other operating expenses	579.8	631.6	630.8

Total benefits and expenses	3,162.7	3,537.7	3,198.0

Income (loss) from continuing operations before federal income tax expense (benefit)	306.5	(1,421.1)	629.1
Federal income tax expense (benefit)	47.9	(533.8)	147.3

Income (loss) from continuing operations	258.6	(887.3)	481.8
Cumulative effect of adoption of accounting principle, net of taxes	—	—	(6.0)

Net income (loss)	258.6	(887.3)	475.8
Less: Net loss attributable to noncontrolling interest	52.3	72.3	50.9

Net income (loss) attributable to NLIC	$310.9	$(815.0)	$526.7

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Balance Sheets

(in millions, except for share and per share amounts)

	December 31,
	2009	2008
Assets
Investments:
Securities available-for-sale, at fair value:
Fixed maturity securities (amortized cost $25,103.1 and $24,122.6)	$24,749.7	$21,387.5
Equity securities (amortized cost $48.8 and $62.2)	52.6	54.1
Mortgage loans on real estate, net	6,829.0	7,770.1
Short-term investments, including amounts managed by a related party	1,003.4	2,913.0
Other investments	1,516.8	1,733.2

Total investments	34,151.5	33,857.9

Cash and cash equivalents	49.1	42.0
Accrued investment income	401.9	342.9
Deferred policy acquisition costs	3,983.1	4,523.8
Value of business acquired	276.9	334.0
Goodwill	199.8	199.8
Other assets	2,085.2	3,662.2
Separate account assets	57,846.2	48,841.0

Total assets	$98,993.7	$91,803.6

Liabilities and Shareholder’s Equity
Liabilities:
Future policy benefits and claims	$33,149.4	$35,714.5
Short-term debt	150.0	249.7
Long-term debt, payable to NFS	700.0	700.0
Other liabilities	1,826.4	2,589.6
Separate account liabilities	57,846.2	48,841.0

Total liabilities	93,672.0	88,094.8

Shareholder’s equity:
Common stock ($1 par value; authorized - 5,000,000 shares; issued and outstanding - 3,814,779 shares)	3.8	3.8
Additional paid-in capital	1,717.7	1,697.7
Retained earnings	3,515.2	2,952.6
Accumulated other comprehensive loss	(265.6)	(1,361.3)

Total shareholder’s equity	4,971.1	3,292.8
Noncontrolling interest	350.6	416.0

Total equity	5,321.7	3,708.8

Total liabilities and equity	$98,993.7	$91,803.6

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Condensed Consolidated Statements of Changes in Equity

(in millions)

	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income (loss)	Total shareholder’s equity	Non- controlling interest	Total equity
Balance as of December 31, 2006	$3.8	$1,358.8	$4,311.3	$24.6	$5,698.5	$445.5	$6,144.0

Dividends to NFS	—	—	(612.5)	—	(612.5)	—	(612.5)
Member contributions to noncontrolling interest	—	—	—	—	—	70.7	70.7
Other, net	—	—	2.6	—	2.6	0.4	3.0

Comprehensive income (loss):
Net income (loss)	—	—	526.7	—	526.7	(50.9)	475.8
Other comprehensive loss, net of taxes	—	—	—	(111.7)	(111.7)	—	(111.7)

Total comprehensive income (loss)					415.0	(50.9)	364.1

Balance as of December 31, 2007	$3.8	$1,358.8	$4,228.1	$(87.1)	$5,503.6	$465.7	$5,969.3

Dividends to NFS	—	—	(460.5)	—	(460.5)	—	(460.5)
Capital contributed by NFS	—	338.9	—	—	338.9	—	338.9
Member contributions to noncontrolling interest	—	—	—	—	—	23.0	23.0
Other, net	—	—	—	—	—	(0.4)	(0.4)

Comprehensive loss:
Net loss	—	—	(815.0)	—	(815.0)	(72.3)	(887.3)
Other comprehensive loss, net of taxes	—	—	—	(1,274.2)	(1,274.2)	—	(1,274.2)

Total comprehensive loss					(2,089.2)	(72.3)	(2,161.5)

Balance as of December 31, 2008	$3.8	$1,697.7	$2,952.6	$(1,361.3)	$3,292.8	$416.0	$3,708.8

Cumulative effect of change in accounting principle, net of taxes	—	—	249.7	(249.7)	—	—	—
Capital contributed by NFS	—	20.0	—	—	20.0	—	20.0
Other, net	—	—	2.0	—	2.0	(13.1)	(11.1)

Comprehensive income (loss):
Net income (loss)	—	—	310.9	—	310.9	(52.3)	258.6
Other comprehensive income, net of taxes	—	—	—	1,345.4	1,345.4	—	1,345.4

Total comprehensive income (loss)					1,656.3	(52.3)	1,604.0

Balance as of December 31, 2009	$3.8	$1,717.7	$3,515.2	$(265.6)	$4,971.1	$350.6	$5,321.7

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Cash Flows

(in millions)

	Years ended December 31,
	2009	2008	2007
Cash flows from operating activities:
Net income (loss)	$258.6	$(887.3)	$475.8
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Net realized investment (gains) losses	(453.8)	347.8	47.2
Other-than-temporary impairment losses	574.6	1,130.7	117.7
Interest credited to policyholder accounts	1,100.1	1,172.6	1,311.0
Capitalization of deferred policy acquisition costs	(513.0)	(587.6)	(631.3)
Amortization of deferred policy acquisition costs	465.6	691.6	382.1
Amortization and depreciation	51.1	48.1	81.7
Decrease (increase) in other assets	291.6	(727.2)	552.7
(Decrease) increase in policy and other liabilities	(1,859.9)	583.0	(50.6)
Decrease (increase) in derivative assets	582.3	(1,030.7)	(146.9)
Increase in derivative liabilities	57.0	153.9	96.4
Other, net	57.4	51.0	10.0

Net cash provided by operating activities	611.6	945.9	2,245.8

Cash flows from investing activities:
Proceeds from maturity of securities available-for-sale	3,889.2	4,271.5	4,582.7
Proceeds from sale of securities available-for-sale	4,210.5	4,308.8	4,977.9
Proceeds from repayments or sales of mortgage loans on real estate	773.1	869.1	2,653.7
Cost of securities available-for-sale acquired	(9,205.7)	(7,255.5)	(8,400.2)
Cost of mortgage loans on real estate originated or acquired	(35.7)	(371.8)	(1,944.0)
Net decrease (increase) in short-term investments	1,909.6	(1,856.8)	831.5
Collateral (paid) received, net	(868.6)	592.2	(207.3)
Other, net	207.7	15.3	(156.2)

Net cash provided by investing activities	880.1	572.8	2,338.1

Cash flows from financing activities:
Net (decrease) increase in short-term debt	(99.7)	(35.6)	210.1
Capital contributed by NFS	20.0	—	—
Cash dividends paid to NFS	—	(280.7)	(612.5)
Investment and universal life insurance product deposits and other additions	3,877.1	3,862.3	3,913.8
Investment and universal life insurance product withdrawals and other deductions	(5,301.4)	(5,305.9)	(8,101.8)
Other, net	19.4	281.9	0.3

Net cash used in financing activities	(1,484.6)	(1,478.0)	(4,590.1)

Net increase (decrease) in cash and cash equivalents	7.1	40.7	(6.2)
Cash and cash equivalents, beginning of period	42.0	1.3	7.5

Cash and cash equivalents, end of period	$49.1	$42.0	$1.3

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2009, 2008 and 2007

(1)	Nature of Operations
Nationwide Life Insurance Company (NLIC, or collectively with its subsidiaries, the Company) was incorporated in 1929 and is an Ohio stock legal reserve life insurance company. The Company is a member of the Nationwide group of companies (Nationwide), which is comprised of Nationwide Mutual Insurance Company (NMIC) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by NFS, a holding company formed by Nationwide Corporation (Nationwide Corp.), a majority-owned subsidiary of NMIC.

On August 6, 2008, NFS entered into a definitive agreement for NMIC, and Nationwide Corporation (Nationwide Corp.)., to acquire all of the outstanding publicly held Class A common shares of NFS for $52.25 per share in cash. The transaction closed on January 1, 2009 and NFS became a privately held subsidiary of Nationwide Corp.

Wholly-owned subsidiaries of NLIC as of December 31, 2009 include Nationwide Life and Annuity Insurance Company (NLAIC) and Nationwide Investment Services Corporation (NISC). NLAIC offers universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI) and individual annuity contracts on a non-participating basis. NISC is a registered broker-dealer.

The Company is a leading provider of long-term savings and retirement products in the United States of America (U.S.). The Company develops and sells a diverse range of products including individual annuities, private and public sector group retirement plans, other investment products sold to institutions, life insurance and advisory services.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouse and regional firms, pension plan administrators, and life insurance specialists. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. (NRS), and Nationwide Financial Network (NFN) producers. The Company also distributes products through the agency distribution force of its ultimate parent company, NMIC.

As of December 31, 2009 and 2008, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region of the U.S. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region of the U.S. in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company’s financial position.

On December 31, 2009, NLIC merged with its affiliate, Nationwide Life Insurance Company of America and subsidiaries (NLICA), with NLIC as the surviving entity. In addition, NLIC’s subsidiary, Nationwide Life and Annuity Insurance Company (NLAIC), merged with a subsidiary of NLICA, Nationwide Life and Annuity Company of America (NLACA), effective as of December 31, 2009, with NLAIC as the surviving entity. The mergers were completed to streamline the enterprise’s capital structure and create operational efficiencies. See Note 2 (p) for further information.

(2)	Summary of Significant Accounting Policies
The Company’s significant accounting policies that materially affect financial reporting are summarized below. The accompanying consolidated financial statements were prepared in accordance with United States generally accepted accounting principles (GAAP).

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ significantly from those estimates.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The Company’s most critical estimates include those used to determine the following: the balance, recoverability and amortization of deferred policy acquisition costs (DAC); whether an available-for-sale security is other-than-temporarily impaired, valuation allowances for mortgage loans on real estate; valuation of derivatives; the liability for future policy benefits and claims, including the valuation of embedded derivatives resulting from living benefit contracts; and the federal income tax provision. Although some variability is inherent in these estimates, recorded amounts reflect management’s best estimates based on facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.

Certain items in the 2008 and 2007 consolidated financial statements and related notes have been reclassified to conform to the current presentation.

(a) Consolidation Policy

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. All significant intercompany balances and transactions were eliminated in consolidation.

(b) Subsequent events

The Company evaluated subsequent events through the date the consolidated financial statements were filed with the SEC.

(c) Valuation of Investments, Investment Income, Related Gains and Losses and Other-Than-Temporary Impairment Evaluations

The Company is required to classify its fixed maturity securities and marketable equity securities as held-to-maturity, available-for-sale or trading. All fixed maturity and marketable equity securities are classified as available-for-sale. Available-for-sale securities are stated at fair value, with unrealized gains and losses, net of adjustments to DAC, value of business acquired (VOBA), future policy benefits and claims, policyholder dividend obligation and deferred federal income taxes reported as a separate component of accumulated other comprehensive income (loss) (AOCI) in shareholder’s equity. The adjustment to DAC and VOBA represents the changes in amortization of DAC and VOBA that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines. The adjustment to future policy benefits and claims represents the increase in policy reserves from using a discount rate that would have been required had such unrealized amounts been realized and the proceeds reinvested at then current market interest rates, which were lower than the then current effective portfolio rate. Net realized gains and losses on the sale of investments are determined using the specific identification method.

For fixed maturity and marketable equity securities for which market quotations are available, the Company generally uses independent pricing services to assist in determining the fair value measurement. For certain fixed maturity securities not priced by independent services (generally investment grade private placement securities without quoted market prices), an internally developed pricing model or “corporate pricing matrix” is most often used. The corporate pricing matrix is developed by obtaining private spreads versus the U.S. Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the corporate matrix are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. See Note 4 for further information regarding these alternative pricing processes.

For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the interest method without anticipating the impact of prepayments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Management regularly reviews each investment in its fixed maturity and equity securities portfolios to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments.

As a result of the Company’s adoption of guidance impacting Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) 320-10, Investments – Debt and Equity Securities, in the first quarter of 2009, for all debt securities evaluated for other-than-temporary impairment (for which the Company does not have the intent to sell and it is not more likely than not that it will be required to sell the security before the recovery of its amortized cost basis), the Company considers the timing and amount of the cash flows. The Company evaluates its intent to sell on an individual security basis.

Additionally, debt securities that become other-than-temporarily impaired (where the Company does not intend to sell the security and it is not more likely than not that it will be required to sell the security prior to recovery of the security’s amortized cost) are bifurcated with the credit portion of the impairment loss being recognized in earnings and the non-credit loss portion of the impairment being recognized in a separate component of other comprehensive income, net of applicable taxes and other offsets.

The Company’s practice is to disclose as part of the separate component of accumulated other comprehensive income both the non-credit portion of the other-than-temporary impairment recognized in other comprehensive income and any subsequent changes in the fair value of those debt securities.

Prior to 2009, an other-than-temporary impairment charge was taken when the Company did not have the ability and intent to hold the security until the forecasted recovery or if it was probable that the Company would not recover all contractual amounts when due. Many criteria were considered during this process including, but not limited to, specific credit issues and financial prospects related to the issuer, the quality of the underlying collateral, management’s intent and ability to hold the security until recovery, current economic conditions that could affect the creditworthiness of the issuer in the future, the current fair value as compared to the amortized cost of the security, the extent and duration of the unrealized loss, and the rating of the affected security. Other-than-temporary impairment losses result in a permanent reduction to the cost basis of the underlying investment equal to the difference between the estimated fair value of the security and its amortized cost.

The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan is impaired, a provision for loss is established equal to either the difference between the carrying value and the present value of expected future cash flows discounted at the loan’s effective interest rate or the fair value of the collateral if the loan is collateral dependent.

In addition to the valuation allowance on loan-specific reserves, the Company maintains an allowance not yet specifically identified by loan for probable losses inherent in the loan portfolio as of the balance sheet date. The valuation allowance for mortgage loans on real estate reflects management’s best estimate of probable credit losses, including losses incurred at the balance sheet date but not yet identified by specific loan. Management’s periodic evaluation of the adequacy of the allowance for losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

Changes in the valuation allowance are recorded in net realized investment gains and losses, while loan-specific reserves are included in other-than-temporary impairment losses. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in net investment income in the period received. Interest income on mortgage loans is recognized over the life of the loan using the effective-yield method.

Real estate to be held and used is carried at cost less accumulated depreciation. Real estate designated as held for disposal is not depreciated and is carried at the lower of the carrying value at the time of such designation or fair value less cost to sell. Other long-term investments are carried on the equity method of accounting.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Impairment losses are recorded on investments in long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets’ carrying amounts.

Impairment losses for other-than-temporary declines in the fair values of applicable investments are included in other-than-temporary impairment losses in the consolidated statements of income (loss).

(d) Derivative Instruments

The Company uses derivative instruments in efforts to manage exposures and mitigate risks associated with interest rates, equities, foreign currency and credit. These derivative instruments primarily include interest rate swaps, futures contracts, credit default swaps, cross-currency swaps and other traditional swap agreements. Certain features embedded in the Company’s investment portfolio, equity-indexed life and annuity contracts and certain variable life and annuity contracts are derivatives requiring separate accounting under the provisions of FASB ASC 815-15 Embedded Derivatives. All derivative instruments are carried at fair value and are reflected as an asset or liability. See Note 5 for a discussion on the Company’s use of derivative instruments.

(e) Revenues and Benefits

Investment and Universal Life Insurance Products: Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI), bank-owned life insurance (BOLI) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance charges, administrative fees and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees. Asset fees, cost of insurance charges and administrative fees are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policyholder accounts and benefits and claims incurred in the period in excess of related policyholder accounts.

Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits, and primarily consist of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

(f) Cash and Cash Equivalents

Cash and cash equivalents consist of short-term highly liquid investments with original maturities of less than three months at the time of purchase. The Company carries cash and cash equivalents at cost, which approximates fair value.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(g) Deferred Policy Acquisition Costs

Investment and universal life insurance products. The Company has deferred certain costs of acquiring investment and universal life insurance products business, principally commissions, certain expenses of the policy issue and underwriting department, and certain variable sales expenses that relate to and vary with the production of new and renewal business. In addition, the Company defers sales inducements, such as interest credit bonuses and jumbo deposit bonuses. Investment products primarily consist of individual and group variable and fixed deferred annuities in the Individual Investments and Retirement Plans segments. Universal life insurance products include universal life insurance, variable universal life insurance, COLI, BOLI and other interest-sensitive life insurance policies in the Individual Protection segment. DAC is subject to recoverability testing in the year of policy issuance and loss recognition testing at the end of each reporting period.

For investment and universal life insurance products, the Company amortizes DAC with interest over the lives of the policies in relation to the present value of estimated gross profits from projected interest margins, asset fees, cost of insurance charges, administrative fees, surrender charges, and net realized investment gains and losses less policy benefits and policy maintenance expenses. The Company adjusts the DAC asset related to investment and universal life insurance products to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale, as described in Note 2(c).

The assumptions used in the estimation of future gross profits are based on the Company’s current best estimates of future events and are reviewed as part of an annual process during the second quarter. During the annual process, the Company performs a comprehensive study of assumptions, including mortality and persistency studies, maintenance expense studies, and an evaluation of projected general and separate account investment returns. The most significant assumptions that are involved in the estimation of future gross profits include future net separate account investment performance, surrender/lapse rates, interest margins and mortality. Currently, the Company’s long-term assumption for net separate account investment performance is approximately 7% growth per year and varies by product. The Company reviews this assumption, like others, as part of its annual process. If this assumption were unlocked, the date of the unlocking could become the anchor date used in the reversion to the mean process (defined below). Variances from the long-term assumption are expected since the majority of the investments in the underlying separate accounts are in equity securities, which strongly correlate in the aggregate with the Standard & Poor’s (S&P) 500 Index. The Company bases its reversion to the mean process on actual net separate account investment performance from the anchor date to the valuation date. The Company then assumes different performance levels over the next three years such that the separate account mean return measured from the anchor date to the end of the life of the product equals the long-term assumption. The assumed net separate account investment performance used in the DAC models is intended to reflect what is anticipated. However, based on historical returns of the S&P 500 Index, and as part of its pre-set parameters, the Company’s reversion to the mean process generally limits net separate account investment performance to 0-15% during the three-year reversion period.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or future assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense, which could be significant. In general, increases in the estimated long-term general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in long-term lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

In addition to the comprehensive annual study of assumptions, management evaluates the appropriateness of the individual variable annuity DAC balance quarterly within pre-set parameters. These parameters are designed to appropriately reflect the Company’s long-term expectations with respect to individual variable annuity contracts while also evaluating the potential impact of short-term experience on the Company’s recorded individual variable annuity DAC balance. If the recorded balance of individual variable annuity DAC falls outside of these parameters for a prescribed period, or if the recorded balance falls outside of these parameters and management determines it is not reasonably possible to get back within the parameters during a given period, assumptions are required to be unlocked, and DAC is recalculated using revised best estimate assumptions. When DAC assumptions are unlocked and revised, the Company continues to use the reversion to the mean process.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

See Note 7 for a discussion of assumption changes that impacted DAC amortization and related balances for 2007, 2008 and 2009.

Traditional life insurance products. Generally, DAC related to traditional life insurance products is amortized with interest over the premium-paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue is estimated using the same assumptions as those used for computing liabilities for future policy benefits at issuance. Under existing accounting guidance, the concept of DAC unlocking does not apply to traditional life insurance products, although evaluations of DAC for recoverability at the time of policy issuance and loss recognition testing at each reporting period are required.

(h) Value of Business Acquired

As a result of the acquisition of NFN in 2002 and the application of purchase accounting, the Company reports an intangible asset representing the estimated fair value of the business in force and the portion of the purchase price that was allocated to the value of the right to receive future cash flows from the life insurance and annuity contracts existing as of the closing date of the NFN acquisition. The value assigned to VOBA was supported by an independent valuation study commissioned by the Company and executed by a team of qualified valuation experts, including actuarial consultants. The expected future cash flows used in determining such value were based on actuarially determined projections by major lines of business of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, changes in reserves, operating expenses, investment income and other factors. These projections considered all known or expected factors at the valuation date based on the judgment of management. The actual experience on purchased business, to some extent, has and may continue to vary from projections due to differences in renewal premiums, investment spreads, investment gains and losses, mortality and morbidity costs, or other factors.

Amortization of VOBA occurs with interest over the anticipated lives of the major lines of business to which it relates (initially ranging from 13 to 30 years) in relation to estimated gross profits, gross margins or premiums, as appropriate. If estimated gross profits, gross margins or premiums differ from expectations, the amortization of VOBA is adjusted on a retrospective or prospective basis, as appropriate. The VOBA asset related to investment products and universal life insurance products is adjusted annually for the impact of net unrealized gains and losses on securities available-for-sale had such gains and losses been realized and allocated to the product lines, as described in Note 2(c). The recoverability of VOBA is evaluated annually. If the evaluation indicates that the existing insurance liabilities, together with the present value of future net cash flows from the blocks of business acquired, is insufficient to recover VOBA, the difference, if any, is charged to expense as accelerated amortization of VOBA.

For those products amortized in relation to estimated gross profits, the most significant assumptions involved in the estimation of future gross profits include future net separate account performance, surrender/lapse rates, interest margins and mortality. The Company’s long-term assumption for net separate account performance is currently 7%. If actual net separate account performance varies from the 7% assumption, the Company assumes different performance levels over the next three years such that the mean return equals the long-term assumption. The assumed net separate account return assumptions used in the VOBA models are intended to reflect what is anticipated. However, based on historical returns of the S&P 500 Index, the Company’s reversion to the mean process generally limits returns to 0-15% during the three-year reversion period.

Changes in assumptions can have a significant impact on the amount of VOBA reported for all products and their related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in VOBA amortization expense (VOBA unlocking), which could be significant. In general, increases in the estimated long-term general and separate account returns result in increased expected future profitability and may lower the rate of VOBA amortization, while increases in long-term lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of VOBA amortization.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The use of discount rates was necessary to establish fair values of VOBA acquired in the NFN transaction. In selecting the appropriate discount rates, management considered its weighted average cost of capital as well as the weighted average cost of capital required by market participants. In addition, consideration was given to the perceived risk of the assets acquired, which includes the expected growth and competitive profile of the life insurance market and the nature of the assumptions used in the valuation process. An after-tax discount rate of 11.0% was used to value VOBA, while after-tax discount rates ranging from 11.0% to 12.5% were used to value the other intangible assets acquired in the NFN transaction, as well as for net realized gains and losses, net of taxes, allocated to the closed block.

(i) Goodwill

In connection with acquisitions of operating entities, the Company recognizes the excess of the purchase price over the fair value of net assets acquired as goodwill. Goodwill is not amortized, but is evaluated for impairment at the reporting unit level annually in the third quarter. Goodwill of a reporting unit also is tested for impairment on an interim basis in addition to the annual evaluation if an event occurs or circumstances change which would more likely than not reduce the fair value of a reporting unit below its carrying amount.

The process of evaluating goodwill for impairment requires several judgments and assumptions to be made to determine the fair value of the reporting units, including the method used to determine fair value; discount rates; expected levels of cash flows, revenues and earnings; and the selection of comparable companies used to develop market-based assumptions. The Company performed its annual impairment test as of June 30, 2009.

(j) Closed Block

In connection with the sponsored demutualization of Provident Mutual Life Insurance Company (Provident) prior to its acquisition, Provident established a closed block for the benefit of certain classes of individual participating policies that had a dividend scale payable in 2001. Assets were allocated to the closed block in an amount that produces cash flows which, together with anticipated revenues from closed block business, is reasonably expected to be sufficient to provide for (1) payment of policy benefits, specified expenses and taxes, and (2) the continuation of dividends throughout the life of the Provident policies included in the closed block based upon the dividend scales payable for 2001, if the experience underlying such dividend scales continues.

Assets allocated to the closed block benefit only the holders of the policies included in the closed block and will not revert to the benefit of the Company. No reallocation, transfer, borrowing or lending of assets can be made between the closed block and other portions of the Company’s general account, any of its separate accounts, or any affiliate of the Company without the approval of the Pennsylvania Insurance Department (PID). The closed block will remain in effect as long as any policy in the closed block is in force.

If, over time, the aggregate performance of the closed block assets and policies is better than was assumed in funding the closed block, dividends to policyholders will increase. If, over time, the aggregate performance of the closed block assets and policies is less favorable than was assumed in the funding, dividends to policyholders could be reduced. If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from the Company’s assets outside of the closed block, which are general account assets.

The assets and liabilities allocated to the closed block are recorded in the Company’s consolidated financial statements on the same basis as other similar assets and liabilities. The carrying amount of closed block liabilities in excess of the carrying amount of closed block assets at the date Provident was acquired by the Company represents the maximum future earnings from the assets and liabilities designated to the closed block that can be recognized in income, for the benefit of stockholders, over the period the policies in the closed block remain in force.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

If actual cumulative earnings exceed expected cumulative earnings, the expected earnings are recognized in income. This is because the excess cumulative earnings over expected cumulative earnings, which represents undistributed accumulated earnings attributable to policyholders, is recorded as a policyholder dividend obligation. Therefore, the excess will be paid to closed block policyholders as an additional policyholder dividend expense in the future unless it is otherwise offset by future performance of the closed block that is less favorable than originally expected. If actual cumulative performance is less favorable than expected, actual earnings will be recognized in income.

The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, purchases and sales of investments, policyholder benefits, policyholder dividends, premium taxes and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions, net investment income, and realized gains and losses on investments held outside of the closed block that support the closed block business, all of which enter into the determination of total gross margins of closed block policies for the purpose of the amortization of VOBA.

(k) Separate Accounts

Separate account assets and liabilities represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value and the Company primarily uses net asset value (NAV) to estimate the underlying fair value for certain mutual funds that do not have readily determinable fair values. The Company also uses market quotations to determine the underlying fair value of mutual funds when available. Investment income and realized investment gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the consolidated statements of income (loss) except for (1) the fees the Company receives, which are assessed on a daily or monthly basis and recognized as revenue when assessed and earned, and (2) the activity related to contract guarantees, which are riders to existing variable annuity contracts.

(l) Future Policy Benefits and Claims

The process of calculating reserve amounts for a life insurance organization involves the use of a number of assumptions, including those related to persistency (how long a contract stays with a company), mortality (the relative incidence of death in a given time), morbidity (the relative incidence of disability resulting from disease or physical impairment) and interest rates (the rates expected to be paid or received on financial instruments, including insurance or investment contracts).

The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and universal life and variable universal life insurance policies as the policy account balance, which represents participants’ net premiums and deposits plus investment performance and interest credited less applicable contract charges.

The Company’s liability for funding agreements to an unrelated third party trust related to the medium-term note (MTN) program equals the balance that accrues to the benefit of the contractholder, including interest credited. The funding agreements constitute insurance obligations and are considered annuity contracts under Ohio insurance laws.

The liability for future policy benefits and claims for traditional life insurance policies was determined using the net level premium method using interest rates varying from 2.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals that were used or being experienced at the time the policies were issued.

The liability for future policy benefits for payout annuities was calculated using the present value of future benefits and maintenance costs discounted using interest rates varying generally from 3.0% to 13.0%.

(m) Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 4% of the Company’s life insurance in force in 2009 (5% in 2008 and 6% in 2007), 51% of the number of life insurance policies in force in 2009 (54% in 2008 and 56% in 2007) and 12% of life insurance statutory premiums in 2009 (12% in 2008 and 12% in 2007). The provision for policyholder dividends was based on the current dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(n) Federal Income Taxes

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the consolidated financial statements. Any such change could significantly affect the amounts reported in the consolidated statements of income (loss).

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized.

(o) Reinsurance Ceded

Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded generally are reported in the consolidated balance sheets on a gross basis, separately from the related future policy benefits and claims of the Company. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder.

(p) NLICA Merger

On December 31, 2009, NLIC merged with its affiliate, NLICA, with NLIC as the surviving entity. In addition, NLIC’s subsidiary, NLAIC, merged with a subsidiary of NLICA, NLACA, effective as of December 31, 2009, with NLAIC as the surviving entity. The merger was accounted for at historical cost in a manner similar to a pooling of interests because the involved entities are under common control. NLICA and subsidiaries are reflected in the Company’s current and prior year consolidated financial statements at the historical cost of the transferred net assets to provide comparative information as though the companies were combined for all periods presented. This presentation is consistent for both GAAP and Statutory reporting. Since NLICA and NLACA are wholly-owned subsidiaries, there is no noncontrolling interest impact.

The Company has presented its consolidated financial statements and accompanying notes as applicable for all years presented to reflect the NLICA merger.

The following tables summarize the impact of the items described above for the years ended December 31 (in millions):

2009

Total revenues	$375.5
Total benefits and expenses	357.3
Federal income tax benefit	(4.9)
Net income	$23.1

2008

Total revenues	$411.0
Total benefits and expenses	395.7
Federal income tax expense	0.5
Net income	$14.8

2007
Total revenues	$510.0
Total benefits and expenses	412.7
Federal income tax expense	(18.8)
Net income	$78.5
(q) Change in Accounting Principle

In April 2009, the FASB issued guidance under FASB ASC 320, Investments – Debt and Equity Securities (FASB Staff Position (FSP), FAS 115-2 and FAS 124-2, Recognition and Presentation of Other-Than-Temporary Impairments). The Company adopted this guidance as of January 1, 2009. The adoption of this guidance resulted in a cumulative-effect adjustment of $249.7 million, net of taxes, as an adjustment to the opening balance of retained earnings with a corresponding adjustment to the opening balance of AOCI.

Historically, the Company accrued for legal costs associated with litigation defense and regulatory investigations by estimating the ultimate costs of such activity. Beginning April 1, 2007, the Company’s accrual for such legal expenses includes only the amount for services that have been provided but not yet paid. The Company believes the newly adopted accounting principle is preferable because it more accurately reflects expenses in the periods in which they are incurred. The Company continues to estimate and accrue the ultimate amounts expected to be paid for litigation and regulatory investigation loss contingencies. The Company has presented its consolidated financial statements and accompanying notes as applicable for all periods presented to retroactively apply the adoption of this change in accounting principle, which lowered net income by $1.9 million in 2007.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(3)	Recently Issued Accounting Standards
In January 2010, the FASB issued Accounting Standards Update (ASU) 2010-02, which amends FASB ASC 810, Consolidation. This guidance clarifies the scope of the decrease in the ownership provisions and applies to a subsidiary or group of assets that is a business or nonprofit activity, a subsidiary that is a business or nonprofit activity that is transferred to an equity method investee or joint venture, and an exchange of a group of assets that constitutes a business or nonprofit activity for a noncontrolling interest in an entity. This guidance would not be applied to sales of in-substance real estate. If a decrease in ownership occurs in a subsidiary that is not a business or nonprofit activity, an entity first needs to consider whether the substance of the transaction causing the decrease in ownership is addressed in other GAAP, such as transfers of financial assets, revenue recognition, exchanges of nonmonetary assets, or sales of in substance real estate, and apply that guidance as applicable. If no other guidance exists, an entity should apply the guidance in FASB ASC 810-10. This guidance also expands the disclosures about the deconsolidation of a subsidiary or derecognition of a group of assets within the scope of FASB ASC 810-10. In addition to existing disclosures, this guidance requires for such a deconsolidation or derecognition additional disclosures regarding valuation techniques, the nature of continuing involvement with the subsidiary or entity acquiring the group of assets, and whether the transaction was with a related party or whether the former subsidiary or entity acquiring the group of assets will be a related party. The Company adopted this guidance effective December 31, 2009. The adoption of this guidance did not have a material impact on the consolidated financial statements of the Company. The guidance will be applied to prospective transactions, as is required.

In January 2010, the FASB issued ASU 2010-06, which amends FASB ASC 820, Fair Value Measurement and Disclosures. This guidance requires new disclosures and provides amendments to clarify existing disclosures. The new requirements include disclosing transfers in and out of Levels 1 and 2 fair value measurements and the reasons for the transfers and further disaggregating activity in Level 3 fair value measurements. The clarification of existing disclosure guidance includes further disaggregation of fair value measurement disclosures for each class of assets and liabilities and providing disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements. The guidance also includes conforming amendments to the guidance on employers’ disclosures about the postretirement benefit plan assets. This guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the new disclosures regarding the activity in Level 3 measurements, which shall be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The Company will adopt this guidance for the fiscal period beginning January 1, 2010, except for the new disclosure regarding the activity in level 3 measurements, which the Company will adopt for the fiscal period beginning January 1, 2011.

In September 2009 the FASB issued ASU 2009-12, which amends FASB ASC 820, Fair Value Measurements and Disclosures. This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis but does not have a readily determinable fair value and has attributes of a investment company. For these investments, this update allows, as a practical expedient, the use of NAV as the basis to estimate fair value as long as it is not probable, as of the measurement date, that the investment will be sold and NAV is not the value that will be used in the sale. The NAV must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally requires these investments to be measured at fair value. Additionally, the guidance provides updated disclosures for investments within its scope and notes that if the investor can redeem the investment with the investee on the measurement date at NAV, the investment should likely be classified as Level 2 in the fair value hierarchy. Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair value hierarchy. If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3. This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted. The Company adopted this guidance effective December 31, 2009. The adoption of this guidance did not have a material impact on the consolidated financial statements of the Company. See the required disclosures and updated fair value hierarchy disclosed within Note 4.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

In August 2009 the FASB issued ASU 2009-05, which amends FASB ASC 820-10, Fair Value Measurements and Disclosures. This guidance clarifies how the fair value of a liability should be determined. It reiterates that fair value is the price that would be paid to transfer the liability in an orderly transaction between market participants at the measurement date. It notes that the liability should reflect the company’s nonperformance risk and should not reflect restrictions on the transfer of the liability. To determine the exit price, the guidance permits companies to look to the identical liability traded as an asset, similar liabilities traded as assets, or another valuation technique to measure the price the company would pay to transfer the liability. The Company adopted this guidance effective the reporting period ending December 31, 2009. The adoption of this guidance did not have a material impact on the consolidated financial statements of the company.

In June 2009, the FASB issued guidance under FASB ASC 105, Generally Accepted Accounting Principles (Statement of Financial Accounting Standard (SFAS) No. 168, The FASB Accounting Standards CodificationTM and the Hierarchy of Generally Accepted Accounting Principles – a replacement of FASB Statement No. 162 (SFAS 168)). This guidance establishes the FASB ASC as the single source of authoritative GAAP recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal securities laws are also sources of authoritative GAAP for SEC registrants. SFAS 168 and the ASC are effective for financial statements issued for interim and annual periods ending after September 15, 2009. The ASC supersedes all existing non-SEC accounting and reporting standards. All other non-grandfathered, non-SEC accounting literature not included in the ASC have become non-authoritative. Following SFAS 168, the FASB will no longer issue new standards in the form of Statements, FSPs, or EITF Abstracts. Instead, the FASB will issue Accounting Standards Updates, which will serve only to update the ASC, provide background information about the guidance, and provide the bases for conclusions on the change(s) in the ASC. The Company adopted SFAS 168 effective September 30, 2009. The adoption of this guidance did not have an impact on the Company’s consolidated financial statements but will alter the references to accounting literature within the consolidated financial statements.

In June 2009, the FASB issued guidance under FASB ASC 810 Consolidation (SFAS No. 167, Amendments to FASB Interpretation No. 46(R)). In February 2010, this guidance was amended by ASU 2010-10, which defers the application of SFAS No. 167 for certain interests in an entity that has all of the attributes of an investment company, or for which it is industry practice to apply measurement principles for financial reporting that are consistent with those investment companies apply, or the entity is a registered money market fund. An entity that qualifies for the deferral will continue to be assessed under the overall guidance on the consolidation of variable interest entities before the SFAS No. 167 amendments. ASU 2010-10 also clarifies other aspects of the SFAS No. 167 amendments. FASB ASC 810, Consolidation changes the consolidation guidance applicable to a variable interest entity (VIE). It also amends the guidance governing the determination of whether an entity is the VIE’s primary beneficiary (the reporting entity that must consolidate the VIE) by requiring a qualitative analysis rather than a quantitative analysis. The qualitative analysis will include consideration of who has the power to direct the activities of the entity that most significantly impacts the entity’s economic performance and who has the obligation to absorb losses or the right to receive benefits of the VIE that could potentially be significant to the VIE. This guidance also requires continuous reassessment of whether an enterprise is the primary beneficiary of a VIE. Before this guidance, FASB Interpretation No. 46(R) required reconsideration of whether an enterprise was the primary beneficiary of a VIE only when specific events had occurred. This guidance also requires enhanced disclosures about an entity’s involvement with a VIE. This guidance is effective for fiscal and interim reporting periods beginning after November 15, 2009. The Company is in the process of determining the impact of adopting this guidance.

In June 2009, the FASB issued guidance under FASB ASC 860, Transfers and Servicing (SFAS No. 166, Accounting for Transfers of Financial Assets – an amendment of FASB Statement No. 140). This guidance eliminates the concept of a qualifying special-purpose entity (QSPE) and clarifies and amends the derecognition criteria for a transfer to be accounted for as a sale and the unit of account eligible for sale accounting. Additionally, this guidance requires a transferor to initially measure and recognize all assets obtained (including a transferor’s beneficial interest) and liabilities incurred as a result of a transfer of financial assets accounted for as a sale at fair value. Additionally, on and after the effective date, existing QSPEs (as defined under previous accounting standards) must be evaluated for consolidation in accordance with the applicable consolidation guidance. This guidance also establishes new requirements for reporting a transfer of a portion of a financial asset as a sale. This guidance requires enhanced disclosures about, among other things, a transferor’s continuing involvement with transfers of financial assets accounted for as sales, the risks inherent in the transferred financial assets that have been retained, and the nature and financial effect of restrictions on the transferor’s assets that continue to be reported in the consolidated balance sheets. This guidance is effective for fiscal and interim reporting periods beginning after November 15, 2009. The Company adopted this guidance effective January 1, 2010. The guidance will be applied to prospective transactions, as is required.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

In May 2009, the FASB issued guidance under FASB ASC 855, Subsequent Events (SFAS No. 165, Subsequent Events). This guidance establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued. In particular, this guidance sets forth the period after the balance sheet date during which management of a reporting entity should evaluate events or transactions that may occur for potential recognition or disclosure, the circumstances under which an entity should recognize events or transactions occurring after the balance sheet date in its financial statements, and the disclosures an entity should make about events or transactions that occurred after the balance sheet date. This guidance is effective for fiscal years and interim periods ending after June 15, 2009. The Company adopted this guidance effective June 30, 2009. The adoption of this guidance did not have a material impact on the consolidated financial statements of the Company. See Note 2 (b) for the required disclosure.

In April 2009, the FASB issued guidance under FASB ASC 320, Investments – Debt and Equity Securities FSP FAS 115-2 and FAS 124-2, Recognition and Presentation of Other-Than-Temporary Impairments). This guidance is designed to create greater clarity and consistency in accounting for and presentation of impairment losses on debt securities. This guidance is effective for interim and annual periods ending after June 15, 2009 with early adoption permitted. As of the beginning of the interim period of adoption, this guidance requires a cumulative-effect adjustment to reclassify the non-credit component of previously recognized other-than-temporary impairment losses on debt securities from retained earnings to the beginning balance of AOCI. The Company adopted this guidance as of January 1, 2009. The adoption of this guidance resulted in a cumulative-effect adjustment of $249.7 million, net of taxes, as an adjustment to the opening balance of retained earnings with a corresponding adjustment to the opening balance of AOCI.

In April 2009, the FASB issued guidance under FASB ASC 820-10, Fair Value Measurements and Disclosures (FSP FAS 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly). This guidance provides guidelines for making fair value measurements more consistent with the principles presented in the previous standard SFAS No. 157, Fair Value Measurements. This guidance is effective for interim and annual periods ending after June 15, 2009 with early adoption permitted. The Company elected to early adopt this guidance as of January 1, 2009.

In December 2008, the FASB issued guidance under FASB ASC 715, Compensation – Retirement Benefits (FSP FAS 132R-1). This guidance amends previous SFAS No. 132 (revised 2003), Employers’ Disclosures about Pensions and Other Postretirement Benefit, to provide guidance on an employer’s disclosures about plan assets of a defined benefit pension or other postretirement plan. The portion of this guidance related to the disclosures about plan assets is effective for fiscal years ending after December 15, 2009. This guidance will have no impact on the Company’s disclosures.

In November 2008, the FASB issued guidance under FASB ASC 350-30, Intangibles – Goodwill and Other, General Intangibles Other than Goodwill (EITF 08-7, Accounting for Defensive Intangible Assets). This guidance requires defensive intangible assets acquired in a business combination or asset acquisition to be accounted for as a separate unit of accounting. In doing so, the asset should not be included as part of the cost of an entity’s existing intangible asset(s) because the defensive intangible asset is separately identifiable. This guidance is effective for intangible assets acquired on or after the beginning of the first annual reporting period beginning on or after December 15, 2008. The Company adopted this guidance effective January 1, 2009. On the date of adoption, there was no impact to the Company’s financial position or results of operations. The Company will apply this guidance prospectively for intangible assets acquired on or after January 1, 2009.

In November 2008, the FASB issued guidance under FASB ASC 323-10, Investments – Equity Method and Joint Ventures (EITF 08-6, Equity Method Investment Accounting Considerations). This guidance clarifies how to account for certain transactions and impairment considerations involving equity method investments. Specifically, this guidance notes: 1) an entity shall measure its equity method investment initially at cost; 2) an equity method investor is required to recognize other-than-temporary impairments of an equity method investment in accordance with paragraph 35-32A and an equity method investor shall not separately test an investee’s underlying indefinite-lived intangible asset(s) for impairment; and 3) an equity method investor shall account for a share issuance by an investee as if the investor had sold a proportionate share of its investment and any gain or loss to the investor resulting from an investee’s share issuance shall be recognized in earnings. This guidance is effective on a prospective basis in fiscal years beginning on or after December 15, 2008, and interim periods within those fiscal years. The Company adopted this guidance prospectively beginning January 1, 2009. On the date of adoption, there was no impact to the Company’s financial position or results of operations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

In April 2008, the FASB issued guidance under FASB ASC 350-30, General Intangibles other than Goodwill (FSP FAS 142-3, Determination of the Useful Life of Intangible Assets). This guidance amends the factors that should be considered in developing renewal or extension assumptions used to determine the useful life of a recognized intangible asset under previous SFAS No. 142, Goodwill and Other Intangible Assets (SFAS 142). This guidance is effective for financial statements issued for fiscal years and interim periods beginning after December 15, 2008. The amended factors that should be considered in developing renewal or extension assumptions used to determine the useful life of a recognized intangible asset under SFAS 142 are to be applied prospectively to intangible assets acquired after the effective date. The Company adopted this guidance effective January 1, 2009. On the date of adoption, there was no impact to the Company’s financial position or results of operations. The Company will apply this guidance prospectively to intangible assets acquired after January 1, 2009.

In March 2008, the FASB issued guidance under FASB ASC 815, Derivatives and Hedging (SFAS No. 161, Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133). This guidance amends and expands the disclosure requirements of previous SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133), with the intent to provide users of financial statements with an enhanced understanding of how and why an entity uses derivative instruments, how derivative instruments and related hedged items are accounted for and how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows. This guidance requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about derivative instrument fair values and related gains and losses, and disclosures about credit-risk-related contingent features in derivative agreements. This guidance is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Company adopted this guidance effective January 1, 2009. See Note 5 for required disclosures.

In February 2008, the FASB issued guidance under FASB ASC 820, Fair Value Measurements and Disclosures (FSP FAS 157-2, Effective Date of FASB Statement No. 157). This guidance delayed the effective date of SFAS 157 for nonfinancial assets and liabilities until fiscal years and interim periods beginning after November 15, 2008. FASB ASC 820 applies to nonfinancial assets and liabilities, except for items recognized or disclosed at fair value in the Company’s financial statements on a recurring basis (at least annually), and is effective upon issuance. The Company adopted this guidance effective January 1, 2009. On the date of adoption, there was no impact to the Company’s financial position or results of operations.

In December 2007, the FASB issued guidance under FASB ASC 805, Business Combination, (SFAS No. 141 (revised 2007), Business Combinations (SFAS 141R), which replaced SFAS No. 141, Business Combinations). The objective of this guidance is to improve the relevance, representational faithfulness, and comparability of the information a reporting entity provides in its financial reports about a business combination and its effects. Accordingly, this guidance establishes principles and requirements for how the acquirer recognizes and measures in its financial statements the identifiable assets acquired, the liabilities assumed, and any noncontrolling interest in the acquiree; recognizes and measures the goodwill acquired in the business combination or a gain from a bargain purchase; and determines what information to disclose to enable users of the financial statements to evaluate the nature and financial effects of the business combination. This guidance applies to all transactions or other events in which an entity obtains control of one or more businesses and retains the fundamental requirements in the previous standard that the acquisition method of accounting be used for all business combinations and for an acquirer to be identified for each business combination. This guidance defines the acquirer as the entity that obtains control of one or more businesses in the business combination and establishes the acquisition date as the date the acquirer achieves control. This guidance is applicable prospectively to business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2008. Earlier application is prohibited. The Company adopted this guidance effective January 1, 2009. The Company applied this guidance prospectively to business combination on or after January 1, 2009.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

In April 2009, the FASB issued guidance under FASB ASC 805-20, Business Combinations – Identifiable Assets and Liabilities, and Any Noncontrolling Interest (FSP FAS 141R-1, Accounting for Assets Acquired and Liabilities Assumed in a Business Combination That Arise from Contingencies). This guidance amends previous business combination guidance related to contingencies. First, this guidance requires the acquirer to recognize the contingency at fair value, at the acquisition date, if the acquisition-date fair value of that asset or liability can be determined during the measurement period. Second, if the first criteria is not applicable as the fair value of the asset or liability cannot be determined during the measurement period, then the contingency shall be recognized if both (a) information available before the end of the measurement period indicates it is probable an asset existed or a liability had been incurred at the acquisition date and (b) the amount of the asset or liability can be reasonably estimated. If neither of these acquisition date recognition criterion apply, the acquirer shall not recognize an asset or liability as of the acquisition date. In periods after the acquisition date, the acquirer shall account for an asset or a liability arising from a contingency that does not meet the recognition criteria at the acquisition date in accordance with other applicable GAAP, including FASB ASC 450, Contingencies, as appropriate. The Company will apply this guidance prospectively to any business combination on or after January 1, 2009.

In December 2007, the FASB issued guidance under FASB ASC 810, Consolidation (SFAS No. 160, Noncontrolling Interests in Consolidated Financial Statements, an Amendment of ARB No. 51). The objective of this guidance is to improve the relevance, comparability, and transparency of the financial information that a reporting entity provides in its consolidated financial statements by establishing accounting and reporting standards for the noncontrolling interest in a subsidiary and for the deconsolidation of a subsidiary. This guidance also amends certain consolidation procedures prescribed by previous Accounting Research Bulletin No. 51, Consolidated Financial Statements. This guidance is effective for fiscal years, and interim periods within those fiscal years, beginning on or after December 15, 2008. The Company adopted this guidance effective January 1, 2009. The required presentation of noncontrolling interests is reflected in the consolidated financial statements. As a result of adoption, the Company reclassified $416.0 million from other liabilities to equity as of December 31, 2008, representing the noncontrolling interest of low-income-housing tax credit funds (LIHTC Funds). See Note 20 for further discussion on the LIHTC Funds. The accounting requirements of this guidance will be applied to any transactions involving noncontrolling interests on or after January 1, 2009.

In September 2005, the FASB issued guidance under FASB ASC 944-30, Financial Services – Insurance – Acquisition Costs, (Statement of Position No. 05-1). This guidance provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in FASB ASC 944, Financial Services – Insurance. This guidance defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs as a result of the exchange of a contract for a new contract, or by amendment, endorsement or rider to a contract, or by the election of a new feature or coverage within a contract. This guidance was effective for internal replacements occurring in fiscal years beginning after December 15, 2006. Retrospective application of this guidance to previously issued financial statements was not permitted. Initial application was required as of the beginning of an entity’s fiscal year. The Company adopted this guidance effective January 1, 2007, which resulted in a $6.0 million charge, net of taxes, as the cumulative effect of adoption of this accounting principle.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(4)	Fair Value Measurements
Fair Value Option

Effective January 1, 2008, the Company elected fair value treatment for commercial mortgage loans held for sale. Accordingly, the Company now records in earnings all market fluctuations associated with this portfolio. The Company previously recorded such loans at the lower of cost or market value. Balances for these loans are measured at fair value prospectively with unrealized gains and losses included as a component of net realized investment gains and losses. The Company will assess the fair value option election for newly acquired financial assets or liabilities on a prospective basis. The fair value election is an irreversible election.

Fair Value Hierarchy

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Company uses various methods including market, income and cost approaches. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs.

The Company categorizes its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes financial assets and liabilities recorded at fair value in the consolidated balance sheets as follows:

•	Level 1 – Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date.

•
Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•
Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

For certain residential mortgage-backed securities backed by Prime, sub-prime and Alt-A collateral, which are included in Level 3 financial assets, the Company utilizes internal pricing models to assist in determining the estimated fair values. As of December 31, 2008, these investments were priced solely with the assistance of independent pricing services. As a result of continued low levels of activity in these markets during 2009, management believes that prices are no longer representative of the investments’ fair value, which is the price that would be received upon the sale of the investment in an orderly transaction (that is, not a forced liquidation or distressed sale) between market participants at the measurement date. The Company believes that a weighting of internal pricing models and independent pricing services represents a better estimate of the investments’ fair value and complies with FASB ASC 820, Fair Value Measurements and Disclosures.

Therefore, management determined that the use of multiple valuation techniques, considering both an income approach that maximizes the use of relevant observable inputs and minimizes the use of unobservable inputs and a market approach that observes quotes provided by independent pricing services produces a result more representative of an investment’s fair value.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The income approach incorporates cash flows for each investment adjusted for expected losses in different interest rate and housing scenarios. The adjusted cash flows are then discounted using a risk premium that market participants would demand because of the risk in the cash flows. The risk premium is reflective of an orderly transaction between market participants at the measurement date under current market conditions and includes items such as liquidity and structure risk. The income approach also includes a weighting of external third party values. As sufficient information is often not available to conclude whether such prices are based on orderly transactions, this weighting methodology is designed to incorporate external prices into the Company’s internal valuation process.

In addition to weighting external prices in developing the internal values, the Company further calibrates those values to market indications through obtaining pricing from two independent pricing services (the market approach). The Company calibrates the prices obtained from the independent pricing services and the price developed internally by utilizing the median value to determine the estimated fair value.

In addition, certain of the Company’s investments in corporate debt securities, mortgage-backed securities and other asset-backed securities were valued with the assistance of independent pricing services and non-binding broker quotes. The Company’s policy is to use the pricing obtained from our primary independent pricing service even in cases where a price is obtained from both an independent pricing service and a broker. In the event that pricing information is not available from an independent pricing service, non-binding broker quotes are used to assist in the valuation of the investments. In many cases, only one broker quote is available. The Company’s policy is generally not to adjust the values obtained from brokers.

Broker quotes are considered unobservable inputs as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and the transaction volume in the same or similar investments has decreased such that generally only one quotation is available. As the brokers often do not provide the necessary transparency into their quotes and methodologies, the Company periodically performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value.

For investments valued with the assistance of independent pricing services, the Company obtained the pricing services’ methodologies and classified these investments accordingly in the fair value hierarchy. The Company periodically reviews and tests the pricing and related methodologies obtained from these independent pricing services against secondary sources to ensure that management can validate the investment’s fair value and related categorization. If large variances are observed between the price obtained from the independent pricing services and secondary sources, the Company analyzes the causes driving the variance and resolves any differences.

As of December 31, 2009, 68% of the prices of fixed maturity securities were valued with the assistance of independent pricing services, 13% were valued with the assistance of the Company’s internal pricing processes, 11% were valued with the assistance of the Company’s pricing matrices, 6% were valued with the assistance of broker quotes and 2% were valued from other sources compared to 78%, 4%, 12%, 5% and 1%, respectively, as of December 31, 2008.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

The Company uses NAV to estimate the underlying fair value for certain mutual funds that do not have readily determinable fair values included in separate account assets.

All but one of these mutual funds are included in Level 2 and had fair values totaling $44.00 billion as of December 31, 2009. See the following paragraph for discussion of the mutual fund considered Level 3. These funds have no unfunded commitments or restrictions and the Company always has the ability to redeem the separate account investment in these funds with the investee at NAV daily. These mutual funds are primarily invested in domestic and international equity funds.

The Company’s separate account assets include an investment in a mutual fund that may not be redeemed until a seven year guarantee period expires in 2016; however, NAV has been used to estimate the fair value of this investment as a practical expedient. This fund has no unfunded commitments or other restrictions. The investment strategy of this fund is to build a portfolio where the assets shall be sufficient to achieve a target portfolio value by the end of the seven year guarantee period. The Company’s portion of the net asset value of this fund reported in separate account assets was $975.9 million as of December 31, 2009 and is included in Level 3.

Since separate account assets include mutual fund investments not directed by the Company, the contractholders have the ability to select and change investment categories, which may result in the underlying mutual funds being purchased and sold in the future.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table summarizes assets and liabilities measured at fair value on a recurring basis as of December 31, 2009:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$747.9	$4.4	$1.6	$753.9
Obligations of states and political subdivisions	—	548.9	—	548.9
Debt securities issued by foreign governments	—	75.1	—	75.1
Corporate securities	1.8	14,557.0	1,402.2	15,961.0
Residential mortgage-backed securities	229.3	3,245.9	2,033.7	5,508.9
Commercial mortgage-backed securities	—	678.8	405.3	1,084.1
Collateralized debt obligations	—	131.5	240.5	372.0
Other asset-backed securities	—	278.6	167.2	445.8

Total fixed maturity securities	979.0	19,520.2	4,250.5	24,749.7
Equity securities	12.6	32.4	7.6	52.6

Total securities available-for-sale	991.6	19,552.6	4,258.1	24,802.3
Mortgage loans held for sale1	—	—	47.9	47.9
Short-term investments	56.1	947.3	—	1,003.4

Total investments	1,047.7	20,499.9	4,306.0	25,853.6

Cash and cash equivalents	49.1	—	—	49.1
Derivative assets2	—	497.5	331.2	828.7
Separate account assets3,5	11,607.8	44,610.9	1,627.5	57,846.2

Total assets	$12,704.6	$65,608.3	$6,264.7	$84,577.6

Liabilities
Future policy benefits and claims4	$—	$—	$(310.9)	$(310.9)
Derivative liabilities2	(10.3)	(404.0)	(1.5)	(415.8)

Total liabilities	$(10.3)	$(404.0)	$(312.4)	$(726.7)

1	Elected to be carried at fair value.

2	Comprised of interest rate swaps, cross-currency swaps, credit default swaps, other non-hedging derivative instruments, equity option contracts and interest rate futures contracts.

3	Comprised of public, privately registered and non-registered mutual funds and investments in securities.

4
Related to embedded derivatives associated with living benefit contracts. The Company’s guaranteed minimum accumulation benefits (GMABs), guaranteed lifetime withdrawal benefits (GLWBs) and hybrid GMABs/GLWBs are considered embedded derivatives requiring the related liabilities to be separated from the host insurance product and recognized at fair value, with changes in fair value reported in earnings. This balance also includes embedded derivatives associated with fixed equity-indexed annuities (EIA) of $45.0 million that provide for interest earnings that are linked to the performance of specified equity market indices.

5	The fair value of separate account liabilities is set to equal the fair value of separate account assets

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table summarizes assets and liabilities measured at fair value on a recurring basis as of December 31, 2008:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$609.2	$4.3	$1.9	$615.4
Obligations of states and political subdivisions	—	224.7	—	224.7
Debt securities issued by foreign governments	—	55.5	—	55.5
Corporate securities	2.0	11,263.8	1,327.3	12,593.1
Residential mortgage-backed securities	600.7	2,398.1	3,035.9	6,034.7
Commercial mortgage-backed securities	—	700.0	263.4	963.4
Collateralized debt obligations	—	73.0	250.4	323.4
Other asset-backed securities	—	465.5	111.8	577.3

Total fixed maturity securities	1,211.9	15,184.9	4,990.7	21,387.5
Equity securities	1.4	34.8	17.9	54.1

Total securities available-for-sale	1,213.3	15,219.7	5,008.6	21,441.6
Mortgage loans held for sale1	—	—	124.5	124.5
Short-term investments	158.7	2,754.3	—	2,913.0

Total investments	1,372.0	17,974.0	5,133.1	24,479.1
Cash and cash equivalents	42.0	—	—	42.0
Derivative assets2	—	708.5	597.6	1,306.1
Separate account assets3,5	9,975.7	36,723.5	2,141.8	48,841.0

Total assets	$11,389.7	$55,406.0	$7,872.5	$74,668.2

Liabilities
Future policy benefits and claims4	$—	$—	$(1,739.7)	$(1,739.7)
Derivative liabilities2	(6.0)	(385.9)	(4.2)	(396.1)

Total liabilities	$(6.0)	$(385.9)	$(1,743.9)	$(2,135.8)

1	Elected to be carried at fair value.

2	Comprised of interest rate swaps, cross-currency swaps, credit default swaps, other non-hedging derivative instruments, equity option contracts and interest rate futures contracts.

3	Comprised of public, privately registered and non-registered mutual funds and investments in securities.

4
Related to embedded derivatives associated with living benefit contracts. The Company’s GMABs, GLWBs and hybrid GMABs/GMWBs are considered embedded derivatives requiring the related liabilities to be separated from the host insurance product and recognized at fair value, with changes in fair value reported in earnings. This balance also includes embedded derivatives associated with fixed EIAs of $41.7 million that provide for interest earnings that are linked to the performance of specified equity market indices.

5	The fair value of separate account liabilities is set to equal the fair value of separate account assets.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table summarizes financial instruments for which the Company used significant unobservable inputs (Level 3) to determine fair value measurements for the year ended December 31, 2009:

		Net investment gains (losses)						Change in unrealized gains (losses) in earnings due to assets still held
(in millions)	Balance as of December 31, 2008	In earnings (realized and unrealized)1	In OCI (unrealized)2	Purchases, issuances, sales and settlements	Transfers in to Level 3	Transfers out of Level 3	Balance as of December 31, 2009
Assets
Investments:
Securities available-for-sale3:
Fixed maturity securities
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$1.9	$—	$(0.2)	$(0.1)	$—	$—	$1.6	$—
Corporate securities	1,327.3	(80.3)	260.3	(400.8)	487.1	(191.4)	1,402.2	$—
Residential mortgage-backed securities	3,035.9	(111.0)	388.7	(431.2)	0.9	(849.6)	2,033.7	—
Commercial mortgage-backed securities	263.4	(20.3)	139.1	(7.1)	94.1	(63.9)	405.3	—
Collateralized debt obligations	250.4	(53.0)	77.1	(18.2)	—	(15.8)	240.5	—
Other asset-backed securities	111.8	(16.5)	43.5	(12.0)	48.6	(8.2)	167.2	—

Total fixed maturity securities	4,990.7	(281.1)	908.5	(869.4)	630.7	(1,128.9)	4,250.5	—
Equity securities	17.9	1.4	0.7	3.9	—	(16.3)	7.6	—

Total securities available-for-sale	5,008.6	(279.7)	909.2	(865.5)	630.7	(1,145.2)	4,258.1	—
Mortgage loans held for sale	124.5	(7.6)	—	(69.0)	—	—	47.9	(2.8)

Total investments	5,133.1	(287.3)	909.2	(934.5)	630.7	(1,145.2)	4,306.0	(2.8)
Derivative assets	597.6	(311.5)	(12.0)	57.1	—	—	331.2	(309.5)
Separate account assets4,6	2,141.8	(646.7)	—	400.0	14.7	(282.3)	1,627.5	217.7

Total assets	$7,872.5	$(1,245.5)	$897.2	$(477.4)	$645.4	$(1,427.5)	$6,264.7	$(94.6)

Liabilities
Future policy benefits and claims5	$(1,739.7)	$1,437.7	$—	$(8.9)	$—	$—	$(310.9)	$1,437.7
Derivative liabilities	(4.2)	2.7	—	—	—	—	(1.5)	2.7

Total liabilities	$(1,743.9)	$1,440.4	$—	$(8.9)	$—	$—	$(312.4)	$1,440.4

1
Includes gains and losses on sales of financial instruments, changes in market value of certain instruments and other-than-temporary impairments. The net unrealized loss on separate account assets is attributable to contractholders and, therefore, is not included in the Company’s earnings.

2	Includes changes in market value of certain instruments.

3
Includes certain collateralized mortgage obligations, residential mortgage-backed securities, commercial mortgage-backed securities, other ABSs, certain broker or internally priced securities and securities that are at or near default based on ratings assigned by the National Association of Insurance Commissioners (NAIC) (see Note 6 for a discussion of NAIC designations. Equity securities represent holdings in non-registered mutual funds with significant unobservable inputs.

4
Comprised of non-registered mutual funds with significant unobservable and/or liquidity restrictions. The net unrealized investment loss on these non-registered mutual funds is attributable to contractholders and, therefore, is not included in the Company’s earnings.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

5
Relates to GMAB, GLWB and hybrid GMAB/GLWB embedded derivatives associated with contracts with living benefit riders. This balance also includes embedded derivatives associated with EIAs. Related derivatives are internally valued. The valuation of guaranteed minimum benefit embedded derivatives is based on capital market and actuarial assumptions, including risk margin considerations reflecting policyholder behavior. The Company uses both observable and unobservable inputs, such as published swap rates and historical volatilities as well as implied volatilities, in its capital market assumptions. Actuarial assumptions, including lapse behavior and mortality rates, are either based on annuity experience or pricing assumptions if experience has not yet developed.

6	The value of separate account liabilities is set to equal the fair value of separate account assets.
The following table summarizes financial instruments for which the Company used significant unobservable inputs (Level 3) to determine fair value measurements for the year ended December 31, 2008:

		Net investment gains (losses)						Change in unrealized gains (losses) in earnings due to assets still held
(in millions)	Balance as of December 31, 2007	In earnings (realized and unrealized)1	In OCI (unrealized)2	Purchases, issuances, sales and settlements	Transfers in to Level 3	Transfers out of Level 3	Balance as of December 31, 2008
Assets
Investments:
Securities available-for-sale3:
U.S Treasury securities and obligations of U.S. government corporations and agencies	$1.6	$—	$0.4	$(0.1)	$—	$—	$1.9	$—
Fixed maturity securities Corporate securities	1,515.7	(189.4)	(250.3)	(384.1)	901.2	(265.8)	1,327.3	—
Residential mortgage-backed securities	193.3	(402.8)	(711.6)	(290.5)	4,290.4	(42.9)	3,035.9	—
Commercial mortgage-backed securities	87.6	(12.8)	(306.7)	187.1	371.6	(63.4)	263.4	—
Collateralized debt obligations	532.6	(281.1)	(97.4)	23.4	78.0	(5.1)	250.4	—
Other asset-backed securities	122.3	(13.4)	(39.9)	(37.2)	127.8	(47.8)	111.8	—

Total fixed maturity securities	2,453.1	(899.5)	(1,405.5)	(501.4)	5,769.0	(425.0)	4,990.7	—
Equity securities	1.4	(54.9)	(9.4)	40.3	40.5	—	17.9	—

Total securities available-for-sale	2,454.5	(954.4)	(1,414.9)	(461.1)	5,809.5	(425.0)	5,008.6	—
Mortgage loans held for sale	86.1	(49.3)	—	87.7	—	—	124.5	(49.3)
Short-term investments	382.7	(0.2)	—	(1.3)	—	(381.2)	—	—

Total investments	2,923.3	(1,003.9)	(1,414.9)	(374.7)	5,809.5	(806.2)	5,133.1	(49.3)
Derivative assets	166.6	405.4	4.4	21.2	—	—	$597.6	394.0
Separate account assets4,6	2,258.6	305.9	—	511.4	23.9	(958.0)	$2,141.8	329.7

Total assets	$5,348.5	$(292.6)	$(1,410.5)	$157.9	$5,833.4	$(1,764.2)	$7,872.5	$674.4

Liabilities
Future policy benefits and claims5	$(128.9)	$(1,602.1)	$—	$(8.7)	$—	$—	$(1,739.7)	$(1,602.1)
Derivative liabilities	(16.3)	3.9	—	8.2	—	—	$(4.2)	12.0

Total liabilities	$(145.2)	$(1,598.2)	$—	$(0.5)	$—	$—	$(1,743.9)	$(1,590.1)

1
Includes gains and losses on sales of financial instruments, changes in market value of certain instruments and other-than-temporary impairments. The net unrealized loss on separate account assets is attributable to contractholders and, therefore, is not included in the Company’s earnings.

2	Includes changes in market value of certain instruments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

3
Includes certain collateralized mortgage obligations, residential mortgage-backed securities, commercial mortgage-backed securities, other ABSs, certain broker or internally priced securities and securities that are at or near default based on ratings assigned by the NAIC (see Note 6 for a discussion of NAIC designations). Equity securities represent holdings in non-registered mutual funds with significant unobservable inputs.

4
Comprised of non-registered mutual funds with significant unobservable and/or liquidity restrictions. The net unrealized investment loss on these non-registered mutual funds is attributable to contractholders and, therefore, is not included in the Company’s earnings.

5
Relates to GMAB, GLWB and hybrid GMAB/GLWB embedded derivatives associated with contracts with living benefit riders. This balance also includes embedded derivatives associated with EIAs. Related derivatives are internally valued. The valuation of guaranteed minimum benefit embedded derivatives is based on capital market and actuarial assumptions, including risk margin considerations reflecting policyholder behavior. The Company uses both observable and unobservable inputs, such as published swap rates and historical volatilities as well as implied volatilities, in its capital market assumptions. Actuarial assumptions, including lapse behavior and mortality rates, are either based on annuity experience or pricing assumptions if experience has not yet developed.

6	The value of separate account liabilities is set to equal the fair value of separate account assets.
Transfers

The Company reviews its fair value hierarchy classifications quarterly. Changes in observability of significant valuation inputs identified during these reviews may trigger reclassification of fair value hierarchy levels of financial assets and liabilities. Reclassifications in/out of Level 3 are reported as transfers at the beginning of the period in which the change occurs. During 2008, the Company’s investments in residential mortgage-backed securities backed by prime collateral were classified as Level 3 financial assets because of their inactive markets and resulting illiquidity. As of December 31, 2009, these securities are no longer considered inactive due to increased trading volume and market activity and as a result were transferred out of Level 3. In addition, the Company was able to gain additional observable valuation inputs in the pricing of certain corporate securities, residential mortgage-backed securities and commercial mortgage-backed securities, which led to transferring these securities out of Level 3.

Additionally, certain corporate securities and commercial mortgage-backed securities had significant changes in key valuation inputs, which led to transfers into Level 3, primarily related to ratings downgrades and changes in pricing sources.

Fair Value on a Nonrecurring Basis

In 2009, certain mortgage loans on real estate held for investment were measured at the estimated fair value of the collateral on a non-recurring basis in periods subsequent to initial recognition due to these loans having specific reserves applied to them during the period. The application of these specific reserves adjusts the amortized cost basis of the loan to the estimated fair value of the collateral. The estimated fair value of the collateral supporting these loans was $154.8 million when the specific reserves were recorded.

Financial Instruments Not Carried at Fair Value

In estimating fair value for its disclosures for financial instruments not carried at fair value (and not included in the fair value disclosures above), the Company used the following methods and assumptions:

Mortgage loans on real estate held for investment, net: The fair values of mortgage loans held for investment on real estate are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. As commercial mortgage loans held for sale are included in the above fair value disclosure, they are excluded from financial instruments not carried at fair value in the table below.

Policy loans: The carrying amount reported in the consolidated balance sheets approximates fair value.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Investment contracts: The fair values of the Company’s liabilities under investment type contracts are based on one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand, net of certain surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

Short-term debt: The carrying amount reported in the consolidated balance sheets approximates fair value.

Long-term debt, payable to Nationwide Financial Services, Inc. (NFS): The fair values for long-term debt are based on estimated market prices.

The following table summarizes the carrying values and estimated fair values of financial instruments subject to disclosure requirements as of December 31:

	2009		2008
(in millions)	Carrying value	Estimated fair value	Carrying value	Estimated fair value
Assets
Investments:
Mortgage loans on real estate, net	$6,781.1	$5,946.3	$7,645.6	$6,845.6
Policy loans	1,050.4	1,050.4	1,095.6	1,095.6

Liabilities
Investment contracts	(18,723.8)	(18,315.5)	(20,093.2)	(19,621.5)
Short-term debt	(150.0)	(150.0)	(249.7)	(249.7)
Long-term debt, payable to NFS	(700.0)	(716.6)	(700.0)	(568.7)

(5)	Derivative Financial Instruments
Qualitative Disclosures

The Company recognizes all of its derivative instruments as either assets or liabilities at fair value. The accounting for changes in the fair value (e.g., gains or losses) of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship, and further, on the type of hedging relationship.

For derivative instruments that are designated and qualify as a cash flow hedge (e.g., hedging the exposure to variability in expected future cash flows that is attributable to interest rate risk), the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into earnings in the same line item associated with the forecasted transaction and in the same period or periods during which the hedged transaction impacts earnings (e.g., interest income on a floating rate asset). The remaining gain or loss on the derivative instrument in excess of the cumulative change in the present value of future cash flows of the hedged item, if any (ineffectiveness), or components of fair value that are excluded from the assessment of effectiveness, are recognized in the consolidated statements of income (loss) during the period.

For derivative instruments that are designated and qualify as a fair value hedge (e.g., hedging the exposure to changes in the fair value of an asset or a liability or an identified portion thereof that is attributable to a particular risk), the gain or loss on the derivative instrument as well as the hedged item are both recognized in net realized investment gains and losses.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

For derivative instruments that are not designated as a hedging instrument, the gain or loss on the derivative instrument is recognized in net realized investment gains and losses.

The Company’s derivative activities primarily are with financial institutions and corporations. In order to minimize credit risk, the Company enters into master netting agreements, which reduce risk by permitting the closeout and netting of transactions with the same counterparty upon occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. Generally, the Company accepts collateral in the form of cash, U.S. Treasury securities and other marketable securities.

As of December 31, 2009 and 2008, the Company had received $532.4 million and $1.02 billion, respectively, of cash for derivative collateral, which is in turn invested in short-term investments. The Company also held $32.3 million and $35.4 million of securities as off-balance sheet collateral on derivative transactions as of December 31, 2009 and 2008, respectively. As of December 31, 2009 and 2008, the Company had pledged fixed maturity securities with a fair value of $55.6 million and $24.5 million, respectively, as collateral to various derivative counterparties. There are no contingent features associated with the Company’s derivative instruments which would require additional collateral to be pledged to counterparties.

The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty, and changes in relevant market data in order to gain insight into the probability of default by the counterparty. In addition, the effect that the Company’s exposure to credit risk could have on the effectiveness of the Company’s hedging relationships is considered. As of December 31, 2009, the impact of the exposure to credit risk on both the fair value measurement of derivative assets and liabilities and the effectiveness of the Company’s hedging relationships was immaterial.

The Company is exposed to certain other risks relating to its ongoing business operations. The primary risks managed by using derivative instruments are interest rate risk, foreign currency exchange risk, equity risk and credit risk.

Derivatives Qualifying for Hedge Accounting – Interest Rate Risk Management

The Company periodically purchases variable rate investments (e.g., commercial mortgage loans and corporate bonds). As a result, the Company is exposed to variability in cash flows and investment income due to changes in interest rates. Such variability poses risks to the Company when the investments are funded with fixed rate liabilities. In an effort to manage this risk, the Company may enter into receive fixed/pay variable interest rate swaps.

In using these interest rate swaps, the Company receives fixed interest rate payments and makes variable rate payments. The variable interest paid on the swap is intended to match the variable interest received on the investment, resulting in the Company receiving the fixed interest payments on the swap. The net receipt of a fixed rate will offset the fixed rate paid on the liability. These interest rate swaps are designated as hedging instruments in cash flow hedging relationships.

The Company periodically participates in a medium-term note (MTN) program. Under this program, NLIC issues funding agreements to an unconsolidated third party trust to secure notes issued to investors by the trust. The proceeds from these funding agreements are generally used to purchase fixed rate assets (generally available-for-sale corporate bonds, available-for-sale private placement bonds or held for investment commercial mortgage loans). In a rising interest rate environment, the Company is exposed to narrowing margins as interest expense will increase while interest income remains constant. To manage this risk, the Company has entered into pay fixed/receive variable interest rate swaps. The interest rate swap agreement utilized by the Company effectively modifies its exposure to interest rate risk by converting the Company’s floating rate funding agreements associated with the MTN program to a fixed rate, thus reducing the impact of interest rate changes on future interest expense. These interest rate swaps are designated as hedging instruments in cash flow hedging relationships.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Derivatives Qualifying for Hedge Accounting – Foreign Currency Risk Management

The Company purchases foreign-denominated fixed rate assets and the associated investment income is exposed to changes in the exchange rates of the foreign currencies. To manage this risk, the Company has entered into pay fixed foreign currency/receive fixed U.S. dollar cross-currency swaps. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument will offset the changes in the functional-currency equivalent cash flows of the asset. These cross-currency swaps are designated as hedging instruments in cash flow hedging relationships.

The Company also purchases foreign-denominated fixed rate assets, funded with proceeds from funding agreements under a variable rate MTNs. The value of these investments is exposed to both changes in the exchange rates of the foreign currencies and changes in interest rates. To manage this risk, the Company has entered into pay fixed foreign currency/receive variable U.S. cross-currency interest rate swaps. As foreign exchange rates and interest rates change, the increase or decrease in the value of the derivative instrument will offset the changes in the asset’s value (relative to foreign currency and interest rate changes). These cross-currency interest rate swaps are designated as hedging instruments in fair value hedging relationships.

In addition, the Company periodically participates in a fixed rate foreign denominated MTN program. Under this program, NLIC issues funding agreements to an unconsolidated third party trust to secure notes issued to investors by the trust, and the value of these liabilities is exposed to both changes in the exchange rates of the foreign currencies and changes in interest rates. To manage this risk, the Company has entered into receive fixed foreign currency/pay variable U.S. cross-currency interest rate swaps. As foreign exchange rates and interest rates change, the increase or decrease in the value of the derivative instrument will offset the changes in the liability’s value (relative to foreign currency and interest rate changes). These cross-currency interest rate swaps are designated as hedging instruments in fair value hedging relationships.

Derivatives Not Qualifying for Hedge Accounting – Interest Rate Risk Management

The Company enters into commercial mortgage loan commitments that are held for sale, which exposes the Company to changes in the fair value of such commitments due to changes in interest rates during the commitment period prior to the loans being funded. In an effort to manage this risk, the Company enters into short U.S. Treasury futures and/or pay fixed interest rate swaps during the commitment period. If interest rates rise or fall, the gains or losses on short U.S. Treasury futures will offset the change in fair value of the commitment attributable to the change in interest rates.

The Company may use pay fixed, receive variable interest rate swaps to hedge the value of a portfolio of fixed-rate assets, relative to changes in interest rates. The interest rate swaps mitigate the risk of a loss of value due to increasing interest rates, with the fluctuations in the fair values of the derivatives offsetting changes in the fair values of the portfolios resulting from changes in interest rates.

The Company offers a variety of variable annuity programs with a guaranteed minimum balance or guaranteed withdrawal benefits, and options are utilized to economically hedge a portion of these products. See Derivatives Not Qualifying for Hedge Accounting – Equity Market Risk Management below for further explanation. As interest rates are a component of the option’s value, the effectiveness of economically hedging the annuity products may be adversely affected by changes in interest rates. The Company enters into interest rate swaps to mitigate this risk. The fluctuation in the fair values of the derivatives offsets the changes in the fair values of the options resulting from changes in interest rates.

The Company periodically enters into basis swaps (receive one variable rate/pay another variable rate) to better match the cash flows received from the specific variable-rate investments with the variable rate paid on a group of liabilities. While the pay-side terms of the basis swap will be consistent with the terms of the asset, the Company is not able to match the receive-side terms of the derivative to a specific liability. Therefore, basis swaps do not receive hedge accounting treatment.

In addition, the Company may use pay fixed/receive variable interest rate swaps as hedges against the negative effects of adverse interest rate movements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Derivatives Not Qualifying for Hedge Accounting – Foreign Currency Risk Management

The Company periodically participates in a variable rate foreign denominated MTN program. Under this program, NLIC issues funding agreements to an unconsolidated third party trust to secure notes issued to investors by the trust. As such, the cash flows related to these MTNs are exposed to changes in the exchange rates of the foreign currencies. Because the Company desires to retain the variable interest rate, it has entered into receive variable foreign currency/pay variable U.S. dollar cross-currency swaps. The basis swap converts the debt instrument to a U.S. dollar variable rate, thereby eliminating foreign exchange risk. While the receive-side terms of the basis swap will be consistent with the terms of the liability, the Company is not able to match the pay-side terms of the derivative to a specific asset. Therefore, these basis swaps do not receive hedge accounting treatment. The Company also uses currency contracts, primarily futures, to hedge foreign currency denominated investments in certain alternative investments.

Derivatives Not Qualifying for Hedge Accounting – Equity Market Risk Management

The Company offers a variety of variable annuity programs with a guaranteed minimum balance or guaranteed withdrawal benefits. The contractholders may elect to invest in equity funds. Adverse changes in the equity markets expose the Company to losses if the changes result in contractholder’s account balances falling below the guaranteed minimum. To mitigate a portion of the risk associated with these liabilities, the Company enters into equity index futures and options. The changes in value of the futures and options will offset a portion of the changes in the annuity accounts relative to changes in the equity market.

The Company offers a variety of variable annuity programs with a guaranteed minimum balance or guaranteed withdrawal benefits, where the contractholder elects to invest in funds with a foreign equity index. Adverse changes in the foreign equity index expose the Company to losses if the change results in contractholder’s account balances falling below the guaranteed minimum. To mitigate this risk, the Company enters into total return swaps, where the Company pays the total return on the foreign index and receives one-month U.S. London Interbank Offered Rate (LIBOR). The changes in cash flows of the total return swap will offset a portion of the changes in the annuity accounts relative to changes in the foreign index.

The Company’s living benefit riders represent an embedded derivative in a variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivatives are carried at fair value. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of net realized investment gains and losses. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivative incorporate numerous assumptions including, but not limited to, expectations of contractholder persistency, contractholder withdrawal patterns, risk neutral market returns, correlations of market returns and market return volatility. The Company does not expect any meaningful level of claims under the living benefit features for several years and believes the impact of claims is expected to be mitigated by its economic hedging program.

Derivatives Not Qualifying for Hedge Accounting – Credit Risk

The Company enters into two distinct types of credit derivative contracts (or credit default swaps) which allows the Company to either sell or buy credit protection on a specific creditor or credit index.

The Company sells credit default protection to counterparties on selected debt instruments with specific creditor or credit index exposure and combines the credit default swap with selected assets the Company owns to enhance spreads. These selected assets may have sufficient duration for the related liability, but do not earn a sufficient credit spread. When the Company sells these instruments, it receives periodic premium payments similar to the risk premium received on an equivalent maturity bond from the same creditor. In return, the Company agrees to provide for losses if a credit event occurs during the lifetime of the contract, by buying a pre-determined cash bond from the counterparty at face value. In such a contract, a credit event will be defined in the trade settlement documentation and may include, but is not limited to, creditor bankruptcy or restructuring. The combined credit default swap and investments provide cash flows with the duration and credit spread targeted by the Company.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The Company also has purchased credit default protection on selected debt instruments exposed to short-term credit concerns, or because the combination of the corporate bond and purchased default protection provides sufficient spread and duration targeted by the Company.

Quantitative Disclosure

The following table presents the fair value of derivative instruments, location of the related instruments in the consolidated balance sheets and the related notional amounts of the derivative instruments as of December 31, 2009:

	Derivative assets			Derivative liabilities
(in millions)	Balance sheet location	Fair value	Notional	Balance sheet location	Fair value	Notional
Derivatives designated as hedging instruments:
Interest rate contracts	Other assets	$3.8	$86.4	Other liabilities	$69.0	$1,216.1
Cross-currency swaps	Other assets	33.8	93.1	Other liabilities	35.9	215.9

Total derivatives designated as hedging instruments		37.6	179.5		104.9	1,432.0
Derivatives not designated as hedging instruments:
Interest rate contracts	Other assets	410.0	7,456.7	Other liabilities	239.1	5,162.0
Cross-currency swaps	Other assets	48.6	210.8	Other liabilities	48.5	209.6
Credit default swaps	Other assets	0.5	28.5	Other liabilities	3.2	81.5
Total return swaps	Other assets	0.8	85.4	Other liabilities	8.3	555.8
Equity contracts	Other assets	331.2	2,504.6	Other liabilities	10.3	995.7
Embedded derivatives on guaranteed benefit annuity programs	N/A	—	—	Future policy benefits and claims	310.9	N/A
Other embedded derivatives	N/A	—	—	Other liabilities	1.5	N/A

Total derivatives not designated as hedging instruments		791.1	10,286.0		621.8	7,004.6

Total derivatives		$828.7	$10,465.5		$726.7	$8,436.6

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table presents the gains (losses) for derivative instruments designated and qualifying as hedging instruments in fair value hedges and the location of these instruments in the consolidated financial statements for the year ended December 31, 2009:

(in millions)	Location of gain (loss) recognized on derivatives	Amount of gain (loss) recognized on derivatives1,2
Derivatives in fair value hedging relationships:
Interest rate contracts	Net realized investment gains (losses)	$24.9
Cross-currency swaps	Net realized investment gains (losses)	(2.4)

Total		$22.5

Underlying fair value hedge relationships:
Interest rate contracts	Net realized investment gains (losses)	$(35.3)
Cross-currency swaps	Net realized investment gains (losses)	2.5

Total		$(32.8)

1         Excludes ($36.9) million of periodic settlements in interest rate contracts which are recorded in net investment income.

2        Includes $7.5 million of cash received in the termination of cash flow hedging instruments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following tables present the gains (losses) for derivative instruments designated and qualifying as hedging instruments in cash flow hedges and the location of these instruments in the consolidated financial statements for the year ended December 31, 2009:

(in millions)	Amount of gain (loss) recognized in OCI on derivatives
Derivatives in cash flow hedging relationships:
Interest rate contracts	$12.6
Cross-currency swaps	(4.4)
Currency contracts	(18.8)
Other embedded derivatives	(12.0)

Total	$(22.6)

(in millions)	Location of realized gain (loss) reclassified from AOCI into income1	Amount of realized gain (loss) reclassified from AOCI into income
Derivatives in cash flow hedging relationships:
Interest rate contracts	Interest credited to policyholder accounts	$(3.8)
Cross-currency swaps	Net realized investment gains (losses)	(10.9)
Currency contracts	Net realized investment gains (losses)	(3.8)
Other embedded derivatives	N/A	—

Total		$(18.5)

1	Effective portion.

(in millions)	Location of realized gain (loss) recognized in income on derivatives1	Amount of realized gain (loss) recognized in income on derivatives1,2,3
Derivatives in cash flow hedging relationships:
Interest rate contracts	Net realized investment gains (losses)	$0.1
Cross-currency swaps	Net realized investment gains (losses)	(1.3)
Currency contracts	Net realized investment gains (losses)	(2.8)
Other embedded derivatives	N/A	—

Total		$(4.0)

1	Ineffective portion and amounts excluded from the measurement of ineffectiveness.

2	Excludes 0.2 million of periodic settlements in interest rate contracts.

3	Includes $16.5 million of cash received in termination of cash flow hedging instrument.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table presents the gains (losses) for derivative instruments not designated and qualifying as hedging instruments and the location of these instruments in the consolidated financial statements for the year ended December 31, 2009:

(in millions)	Location of realized gain (loss) in income on derivatives	Amount of realized gain (loss) recognized in income on derivatives1
Derivatives not designated as hedging instruments:
Interest rate contracts	Net realized investment gains (losses)	$(197.2)
Cross-currency swaps	Net realized investment gains (losses)	3.3
Credit default swaps	Net realized investment gains (losses)	7.9
Equity total return swaps	Net realized investment gains (losses)	7.0
Equity contracts	Net realized investment gains (losses)	(738.7)
Embedded derivatives on guaranteed benefit annuity programs	Net realized investment gains (losses)	1,432.0
Other embedded derivatives	Net realized investment gains (losses)	2.6

Total		$516.9

1 Excludes net interest settlements and other revenue on embedded derivatives on guaranteed benefit annuity programs that are also recorded in net realized investment gains (losses).
In addition to the net realized investment gains (losses) listed in the previous tables, $(151.3) million of net interest settlements on all derivative instruments and $63.2 million of other revenue on embedded derivatives on guaranteed benefit annuity programs are also recorded in net realized investment gains (losses) for the year ended December 31, 2009.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Credit Derivatives

The Company had exposure to credit protection contracts for the years ended December 31, 2009, 2008, and 2007 and had experienced no credit event losses in 2009, credit event losses of $18.8 million in 2008 and no credit event losses in 2007 on such contracts. The following table presents the Company’s outstanding exposure to credit protection contracts, all of which are related to corporate debt instruments, as of the dates indicated, by contract maturity and industry exposure:

	Less than or equal to one year		One to three years		Three to five years		Total
(in millions)	Maximum potential risk	Estimated fair value	Maximum potential risk	Estimated fair value	Maximum potential risk	Estimated fair value	Maximum potential risk	Estimated fair value
December 31, 2009:
Single sector exposure:
Consumer goods	$—	$—	$—	$—	$—	$—	$—	$—
Financial	35.0	(2.5)	9.0	0.2	—	—	44.0	(2.3)
Oil & gas pipelines	15.0	—	—	—	—	—	15.0	—
Services	—	—	—	—	10.0	0.2	10.0	0.2
Utilities	—	—	—	—	—	—	—	—

Total single sector exposure	50.0	(2.5)	9.0	0.2	10.0	0.2	69.0	(2.1)
Index exposure:
Corporate bonds	—	—	—	—	—	—	—	—

Total index exposure	—	—	—	—	—	—	—	—

Total	$50.0	$(2.5)	$9.0	$0.2	$10.0	$0.2	$69.0	$(2.1)

December 31, 2008:
Single sector exposure:
Consumer goods	$—	$—	$6.0	$(0.8)	$—	$—	$6.0	$(0.8)
Financial	—	—	35.0	(5.8)	13.0	(0.5)	48.0	(6.3)
Oil & gas pipelines	10.0	—	15.0	(0.8)	—	—	25.0	(0.8)
Services	—	—	—	—	35.0	(3.0)	35.0	(3.0)
Utilities	4.5	—	—	—	—	—	4.5	—

Total single sector exposure	14.5	—	56.0	(7.4)	48.0	(3.5)	118.5	(10.9)
Index exposure:
Corporate bonds	—	—	—	—	110.9	(0.3)	110.9	(0.3)

Total index exposure	—	—	—	—	110.9	(0.3)	110.9	(0.3)

Total	$14.5	$—	$56.0	$(7.4)	$158.9	$(3.8)	$229.4	$(11.2)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(6)	Investments
Fixed Maturity Securities and Equity Securities Available-for-Sale

The following table summarizes the amortized cost, gross unrealized gains and losses, and estimated fair values of securities available-for-sale as of the dates indicated:

(in millions)	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
December 31, 2009:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$136.7	$15.4	$1.0	$151.1
U. S. Government agencies	551.3	57.2	5.7	602.8
Obligations of states and political subdivisions	567.6	4.4	23.1	548.9
Debt securities issued by foreign governments	69.9	5.3	0.1	75.1
Corporate securities
Public	10,929.8	597.2	175.2	11,351.8
Private	4,499.5	193.1	83.4	4,609.2
Residential mortgage-backed securities	6,078.9	95.2	665.2	5,508.9
Commercial mortgage-backed securities	1,284.9	6.5	207.3	1,084.1
Collateralized debt obligations	531.1	11.8	170.9	372.0
Other asset-backed securities	453.4	20.4	28.0	445.8

Total fixed maturity securities	25,103.1	1,006.5	1,359.9	24,749.7
Equity securities	48.8	4.6	0.8	52.6

Total securities available-for-sale	$25,151.9	$1,011.1	$1,360.7	$24,802.3

December 31, 2008:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$79.1	$22.6	$—	$101.7
U. S. Government agencies	420.4	93.3	—	513.7
Obligations of states and political subdivisions	230.5	1.6	7.4	224.7
Debt securities issued by foreign governments	50.1	5.4	—	55.5
Corporate securities
Public	8,881.9	109.9	1,040.7	7,951.1
Private	4,997.8	45.2	401.0	4,642.0
Residential mortgage-backed securities	6,807.8	90.5	863.6	6,034.7
Commercial mortgage-backed securities	1,418.1	0.6	455.3	963.4
Collateralized debt obligations	557.8	6.3	240.7	323.4
Other asset-backed securities	679.1	3.6	105.4	577.3

Total fixed maturity securities	24,122.6	379.0	3,114.1	21,387.5
Equity securities	62.2	0.7	8.8	54.1

Total securities available-for-sale	$24,184.8	$379.7	$3,122.9	$21,441.6

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The market value of the Company’s general account investments may fluctuate significantly in response to changes in interest rates, investment quality ratings and credit spreads. The Company does not have the intent to sell, nor is it more likely than not that the Company will be required to sell debt securities in unrealized loss positions. The Company may realize investment losses to the extent its liquidity needs require the disposition of general account fixed maturity securities in unfavorable interest rate, liquidity or credit spread environments.

For securities available-for-sale as of the dates indicated, the following table summarizes the Company’s gross unrealized losses based on the amount of time each type of security has been in an unrealized loss position:

	Less than or equal to one year			More than one year			Total
(in millions, except number of securities)	Estimated fair value	Gross unrealized losses	Number of securities	Estimated fair value	Gross unrealized losses	Number of securities	Estimated fair value	Gross unrealized losses	Number of securities
December 31, 2009:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$50.9	$1.0	2	$—	$—	—	$50.9	$1.0	2
U.S. Government agencies	154.6	5.7	8	—	—	—	154.6	5.7	8
Obligations of states and political subdivisions	318.2	11.5	35	79.1	11.6	13	397.3	23.1	48
Debt securities issued by foreign governments	1.6	0.1	2	—	—	—	1.6	0.1	2
Corporate securities
Public	1,197.9	32.0	160	1,117.5	143.2	201	2,315.4	175.2	361
Private	278.8	19.0	47	972.6	64.4	73	1,251.4	83.4	120
Residential mortgage-backed securities	936.7	104.2	117	2,375.1	561.0	341	3,311.8	665.2	458
Commercial mortgage-backed securities	42.7	5.2	11	699.3	202.1	101	742.0	207.3	112
Collateralized debt obligations	29.9	28.9	13	277.2	142.0	45	307.1	170.9	58
Other asset-backed securities	5.4	0.2	12	247.5	27.8	33	252.9	28.0	45

Total fixed maturity securities	3,016.7	207.8	407	5,768.3	1,152.1	807	8,785.0	1,359.9	1,214
Equity securities	16.7	0.1	13	2.4	0.7	75	19.1	0.8	88

Total	$3,033.4	$207.9	420	$5,770.7	$1,152.8	882	$8,804.1	$1,360.7	1,302

December 31, 2008:
Fixed maturity securities:
Obligations of states and political subdivisions	$94.9	$3.5	16	$29.3	$3.9	9	$124.2	$7.4	25
Corporate securities
Public	4,109.4	676.9	692	1,350.3	363.8	289	5,459.7	1,040.7	981
Private	2,259.4	282.1	231	996.5	118.9	105	3,255.9	401.0	336
Residential mortgage-backed securities	820.3	187.8	138	2,281.4	675.8	323	3,101.7	863.6	461
Commercial mortgage-backed securities	539.9	190.4	96	410.9	264.9	96	950.8	455.3	192
Collateralized debt obligations	151.0	100.8	24	122.6	139.9	36	273.6	240.7	60
Other asset-backed securities	325.5	41.7	38	228.7	63.7	26	554.2	105.4	64

Total fixed maturity securities	8,300.4	1,483.2	1,235	5,419.7	1,630.9	884	$13,720.1	$3,114.1	2,119
Equity securities	19.2	8.6	81	3.4	0.2	6	22.6	8.8	87

Total	$8,319.6	$1,491.8	1,316	$5,423.1	$1,631.1	890	$13,742.7	$3,122.9	2,206

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The weighted estimated fair value to amortized cost for non-investment grade fixed maturity securities that have an estimated fair value of less than 80% and have been in an unrealized loss position for more than one year was 65% and 64% as of December 31, 2009 and December 31, 2008, respectively.

The table below summarizes the amortized cost and estimated fair values of fixed maturity securities available-for-sale, by maturity, as of December 31, 2009. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

(in millions)	Amortized cost	Estimated fair value
Fixed maturity securities available-for-sale:
Due in one year or less	$1,002.3	$1,024.5
Due after one year through five years	7,213.2	7,507.1
Due after five years through ten years	5,265.4	5,516.8
Due after ten years	3,273.9	3,290.5

Subtotal	16,754.8	17,338.9
Residential mortgage-backed securities	6,078.9	5,508.9
Commercial mortgage-backed securities	1,284.9	1,084.1
Collateralized debt obligations	531.1	372.0
Other asset-backed securities	453.4	445.8

Total	$25,103.1	$24,749.7

The NAIC assigns credit quality ratings (NAIC designations) to securities for the purpose of statutory reporting. These NAIC designations are generally based on the credit ratings assigned by nationally recognized statistical rating agencies organizations (NRSRO) unless a security is not rated by an NRSRO, in which case the NAIC rates it using an alternative approach. For 2009 statutory reporting, the NAIC modified its ratings approach for residential mortgage-backed securities, which are not backed by U.S. government agencies. Under the modified approach, the NAIC designation for this type of security is based on an insurer’s reported carrying value for the security relative to a NAIC-prescribed ratings matrix for the security, with a higher NAIC designation afforded securities with lower carrying values. In effect, this process rates the credit quality of a security based on an independent market view of the expected discounted future cash flows from the security versus its statutory carrying value. Under this process, NAIC designations for these residential mortgage-backed securities could be higher or lower than the related NRSRO ratings. NAIC designations range from class 1 (highest quality) to class 6 (lowest quality). Of the Company’s general account fixed maturity securities, 91% and 93% were in the two highest NAIC designations categories as of December 31, 2009 and 2008, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table shows the equivalent designation between the NAIC and NRSRO and summarizes the credit quality, as determined by NAIC designations, of the Company’s fixed maturity securities portfolio as of the dates indicated:

(in millions)		December 31, 2009		December 31, 2008
NAIC Desingations1,2	NRSRO equivalent designation	Amortized cost	Estimated fair value	Amortized cost	Estimated fair value
1	AAA/AA/A	$15,322.9	$15,195.7	$15,423.0	$13,960.4
2	BBB	7,139.5	7,275.0	6,610.4	5,802.2
3	BB	1,551.1	1,404.3	1,233.3	990.0
4	B	724.1	616.7	556.0	386.2
5	CCC and lower	253.5	187.6	190.5	148.2
6	In or near default	112.0	70.4	109.4	100.5

	Total	$25,103.1	$24,749.7	$24,122.6	$21,387.5

1
NAIC designations are assigned at least annually. Some ratings for securities shown have been assigned to securities not yet assigned an NAIC designation in a manner approximating equivalent NRSRO categories.

2	Class 1 and class 2 NAIC designations are generally considered to represent investment grade ratings and are considered as such by the Company in reporting its credit quality information.
Other-Than-Temporary Impairment Evaluations

When evaluating whether a residential mortgage-backed security, commercial mortgage-backed security, collateralized debt obligation and other asset-backed securities are other-than-temporarily impaired, the Company examines characteristics of the underlying collateral, such as delinquency prepayment and default rates, the quality of the underlying borrower, the type of collateral in the pool, the vintage year of the collateral, subordination levels within the structure of the collateral pool, the quality of any credit guarantors, the Company’s intent to sell the security and whether it is more likely than not it will be required to sell the security before the recovery of its amortized cost basis.

In assessing corporate debt securities for other-than-temporary impairment, the Company evaluates the ability of the issuer to meet its debt obligations, the value of the company or specific collateral securing the debt position, the Company’s intent to sell the security and whether it is more likely than not it will be required to sell the security before the recovery of its amortized cost basis. A similar analysis is performed to evaluate U.S. Treasury securities and obligations of U.S. Government corporations, U.S. Government agencies, obligations of states and political subdivisions, and debt securities issued by foreign governments.

For all debt securities evaluated for other-than-temporary impairment (for which the Company does not have the intent to sell and it is not more likely than not that it will be required to sell the security before the recovery of its amortized cost basis), the Company considers the timing and amount of the cash flows. The Company evaluates its intent to sell on an individual security basis.

To the extent that the present value of the cash flows generated by a security is less than the amortized cost, an other-than-temporary impairment is recognized through earnings. It is reasonably possible that further declines in estimated fair values of such investments, or changes in assumptions or estimates of anticipated recoveries and/or cash flows, may cause further other-than-temporary impairments in the near term, which could be significant.

Equity securities may experience other-than-temporary impairment in the future based on the prospects for full recovery in value in a reasonable period of time and the Company’s ability and intent to hold the security to recovery.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Under the current other-than temporary impairment model, which was amended by the FASB and adopted by the Company in the first quarter of 2009, debt securities that become other-than-temporarily impaired (where the Company does not intend to sell the security and it is not more likely than not that it will be required to sell the security prior to recovery of the security’s amortized cost) are bifurcated with the credit portion of the impairment loss being recognized in earnings and the non-credit loss portion of the impairment being recognized in a separate component of other comprehensive income, net of applicable taxes and other offsets. For securities that are other-than-temporarily impaired, a discussion of the estimate of the credit loss portion that is recognized in earnings is provided, as applicable in the respective section of this footnote.

Corporate Securities

Corporate securities include conventional bonds, private placement fixed maturity securities, syndicated corporate bank loans and hybrid securities with both debt and equity-like features. For these corporate securities, the following table summarizes, as of the dates indicated, the Company’s gross unrealized loss position categorized as investment grade vs. non-investment grade, for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

	Period of time for which unrealized loss has existed
	Investment Grade			Non-Investment Grade			Total
Ratio of estimated fair value to amortized cost	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total
December 31, 2009:
99.9% - 80.0%	$27.1	$104.1	$131.2	$13.1	$45.5	$58.6	$40.2	$149.6	$189.8
79.9% - 50.0%	8.5	45.6	54.1	2.3	12.4	14.7	10.8	58.0	68.8
Below 50.0%	—	—	—	—	—	—	—	—	—

Total	$35.6	$149.7	$185.3	$15.4	$57.9	$73.3	$51.0	$207.6	$258.6

December 31, 2008:
99.9% - 80.0%	$355.7	$116.8	$472.5	$31.0	$23.4	$54.4	$386.7	$140.2	$526.9
79.9% - 50.0%	327.5	121.9	449.4	118.4	126.0	244.4	445.9	247.9	693.8
Below 50.0%	79.3	41.5	120.8	47.1	53.1	100.2	126.4	94.6	221.0

Total	$762.5	$280.2	$1,042.7	$196.5	$202.5	$399.0	$959.0	$482.7	$1,441.7

Judgments regarding whether a corporate debt security is other-than-temporarily impaired include analyzing the issuer’s financial condition. An analysis of the issuer’s financial condition includes whether there has been a decline in the overall value of the issuer or its ability to service the specific security. The total enterprise value of the company issuing the security is determined through asset coverage, cash flow multiples, or other industry standards. Several factors assessed when determining the enterprise value include, but are not limited to, credit quality ratings, cash flow sustainability, liquidity, strength, industry, and market position. Sources of information include, but are not limited to, management projections, independent consultants, street research, peer analysis, and internal analysis.

If the company has concerns regarding the viability of the issuer or its ability to service the specific security after this analysis, a recovery value analysis is prepared to determine if the recovery value has declined below the amortized cost of the security. The recovery value is combined with the estimated timing to recovery, any other applicable cash flows that are expected and the security’s effective yield to arrive at the expected present value of cash flows. If a recovery estimate is not feasible, then the market’s view of cash flows implied by the current fair value, market discount rates, and effective yield are the primary factors used to estimate recovery.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The Company held hybrid securities issued by institutions in the financial sector with both debt and equity-like features, classified as corporate fixed maturity securities, with estimated fair values of $608.9 million and $661.2 million, and gross unrealized losses of $101.3 million and $379.9 million, as of December 31, 2009 and 2008, respectively. Of these unrealized losses as of December 31, 2009, $98.8 million, or 98%, were in an unrealized loss position for more than one year, evaluated under the debt model, compared to $106.3 million, or 18%, as of December 31, 2008. The Company evaluates such securities for other-than-temporary impairment using the criteria of either a debt or an equity security depending on the facts and circumstances of the individual issuer and security.

The Company invests in private placement fixed maturity securities because of the generally higher nominal yield available compared to comparably rated public fixed maturity securities, more restrictive financial and business covenants available in private fixed maturity security loan agreements, and stronger prepayment protection. Although private placement fixed maturity securities are not registered with the SEC and generally are less liquid than public fixed maturity securities, restrictive financial and business covenants included in private placement fixed maturity security loan agreements generally are designed to compensate for the impact of increased liquidity risk. A significant portion of the private placement fixed maturity securities that the Company holds are participations in issues that are also owned by other investors. In addition, some of these securities are rated by NRSROs, and substantially all have been assigned a rating by the NAIC, as shown in a previous table in this footnote summarizing the credit quality of the Company’s fixed maturity securities portfolio.

Residential Mortgage-Backed Securities

Residential mortgage-backed securities are a type of fixed income security backed by residential mortgage loans, which have been are sold into a trust or special purpose entity, formed for the purpose of securitizing and tranching the cash flows of the mortgage loans. The following tables summarize the distribution by collateral classification of the Company’s residential mortgage-backed securities as of dates indicated:

	As of December 31, 2009			As of December 31, 2008
in millions	Amortized cost	Estimated fair value	% of estimated fair value total	Amortized cost	Estimated fair value	% of estimated fair value total
Government agency	$2,546.9	$2,620.9	48%	$2,928.5	$3,002.4	50%
Prime	1,120.3	959.7	17%	1,341.6	1,041.4	17%
Alt-A	1,830.6	1,451.7	26%	1,850.7	1,451.6	24%
Sub-prime	577.3	473.7	9%	675.8	528.7	9%
Other residential mortgage collateral	3.8	2.9	—	11.2	10.6	—

Total	$6,078.9	$5,508.9	100%	$6,807.8	$6,034.7	100%

The Company considers Alt-A collateral to be mortgages whose underwriting standards do not qualify the mortgage for regular conforming or jumbo loan programs. Typical underwriting characteristics that cause a mortgage to fall into the Alt-A classification may include, but are not limited to, inadequate loan documentation of a borrower’s financial information, debt-to-income ratios above normal lending limits, loan-to-value ratios above normal lending limits that do not have primary mortgage insurance, a borrower who is a temporary resident, and loans securing non-conforming types of real estate. Alt-A mortgages are generally issued to borrowers having higher Fair Isaac Credit Organization (FICO) scores, and the lender typically charges a slightly higher interest rate for such mortgages.

The Company considers sub-prime collateral to be mortgages that are first or second lien mortgage loans issued to sub-prime borrowers, as demonstrated by recent delinquent rent or housing payments or substandard FICO scores. Second-lien mortgage loans are also considered sub-prime. The Company considers prime collateral to be mortgages whose underwriting standards qualify the mortgage for regular conforming or jumbo loan programs. In addition, government agency collateral is considered to be mortgages securitized by government agencies both implicitly and explicitly backed by the full faith and credit of the U.S. Government.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

For residential mortgage-backed securities, the following table summarizes as of the dates indicated the Company’s gross unrealized loss position categorized as investment grade vs. non-investment grade, for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

	Period of time for which unrealized loss has existed
	Investment Grade			Non-Investment Grade			Total
Ratio of estimated fair value to amortized cost	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total
December 31, 2009:
99.9% - 80.0%	$29.0	$134.1	$163.1	$11.5	$41.5	$53.0	$40.5	$175.6	$216.1
79.9% - 50.0%	17.4	197.6	215.0	19.5	140.4	159.9	36.9	338.0	374.9
Below 50.0%	10.3	33.8	44.1	16.5	13.6	30.1	26.8	47.4	74.2

Total	$56.7	$365.5	$422.2	$47.5	$195.5	$243.0	$104.2	$561.0	$665.2

December 31, 2008:
99.9% - 80.0%	$47.7	$124.5	$172.2	$6.0	$10.3	$16.3	$53.7	$134.8	$188.5
79.9% - 50.0%	91.7	441.6	533.3	17.1	22.2	39.3	108.8	463.8	572.6
Below 50.0%	13.0	74.4	87.4	12.3	2.8	15.1	25.3	77.2	102.5

Total	$152.4	$640.5	$792.9	$35.4	$35.3	$70.7	$187.8	$675.8	$863.6

The Company evaluates its residential mortgage-backed securities for other-than-temporary impairment using multiple inputs. Loan level defaults are estimated using an option pricing approach in which the probability of borrower default increases as home equity declines. Other factors which influence the probability of default are debt-servicing, missed refinancing opportunities and geography. Loan level characteristics such as issuer, FICO score, payment terms, level of documentation, residency type, dwelling type and loan purpose are also utilized in the model along with historical performance, to estimate or measure the loan’s propensity to default. Additionally, the model takes into account loan age, seasonality, payment changes and exposure to refinancing as additional drivers of default. For transactions where loan level data is not available, the model uses a proxy based on the collateral characteristics. Loss severity in the model is a function of multiple factors, including but not limited to, the unpaid balance, interest rate, mortgage insurance ratios, assessed property value at origination, change in property valuation and loan-to-value ratio at origination. Prepayment speeds, both actual and estimated, are also considered. The cash flows generated by the collateral securing these securities are then determined based on these default, loss severity and prepayment assumptions. These collateral cash flows are then utilized, along with consideration for the issue’s position in the overall structure, to determine the cash flows associated with the residential mortgage-backed security held by the Company.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Commercial Mortgage-Backed Securities

The Company owns and manages commercial mortgage-backed securities, which are trust certificates or bonds offered to investors that are collateralized by a pool of commercial mortgage loans from which the principal and interest paid on those mortgages flows to investors. These investments in commercial mortgage-backed securities are generally characterized by securities that are collateralized by static, heterogeneous pools of mortgages on commercial real estate properties. Deals are generally diversified across property types, geography, borrowers, tenants, loan size, coupon and vintages. For commercial mortgage-backed securities, the following tables summarize, as of the dates indicated, the Company’s gross unrealized loss position categorized as investment grade vs. non-investment grade, for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

	Period of time for which unrealized loss has existed
	Investment Grade			Non-Investment Grade			Total
Ratio of estimated fair value to amortized cost	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total
December 31, 2009:
99.9% - 80.0%	$4.2	$54.0	$58.2	$—	$—	$—	$4.2	$54.0	$58.2
79.9% - 50.0%	—	85.2	85.2	—	—	—	—	85.2	85.2
Below 50.0%	1.0	62.9	63.9	—	—	—	1.0	62.9	63.9

Total	$5.2	$202.1	$207.3	$—	$—	$—	$5.2	$202.1	$207.3

December 31, 2008:
99.9% - 80.0%	$19.8	$36.7	$56.5	$—	$—	$—	$19.8	$36.7	$56.5
79.9% - 50.0%	129.6	40.9	170.5	—	—	—	129.6	40.9	170.5
Below 50.0%	41.0	187.3	228.3	—	—	—	41.0	187.3	228.3

Total	$190.4	$264.9	$455.3	$—	$—	$—	$190.4	$264.9	$455.3

Commercial mortgage-backed securities’ cash flows are generated by an industry standard fixed income analytics system designed for asset backed securities. In addition, a third party default model is generally utilized within this service to apply loan specific probability of default, refinance risk and loss severity ratios to generate estimated cash flows. Default and prepayment assumptions are deal specific and include, but are not limited to, delinquency, property type, loan size, debt service coverage ratio, loan to value ratios and loan age.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Collateralized Debt Obligations

Collateralized debt obligations are asset-backed securities whose value is derived from the credit quality of the underlying corporate obligations. For collateralized debt obligations, the following tables summarize, as of the dates indicated, the Company’s gross unrealized loss position categorized as investment grade versus non-investment grade, for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

	Period of time for which unrealized loss has existed
	Investment Grade			Non-Investment Grade			Total
Ratio of estimated fair value to amortized cost	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total
December 31, 2009:
99.9% - 80.0%	$0.4	$3.6	$4.0	$0.3	$15.8	$16.1	$0.7	$19.4	$20.1
79.9% - 50.0%	—	29.0	29.0	4.2	31.4	35.6	4.2	60.4	64.6
Below 50.0%	—	9.6	9.6	24.0	52.6	76.6	24.0	62.2	86.2

Total	$0.4	$42.2	$42.6	$28.5	$99.8	$128.3	$28.9	$142.0	$170.9

December 31, 2008:
99.9% - 80.0%	$7.0	$0.2	$7.2	$0.1	$0.6	$0.7	$7.1	$0.8	$7.9
79.9% - 50.0%	25.8	37.2	63.0	—	—	—	25.8	37.2	63.0
Below 50.0%	66.5	99.8	166.3	1.4	2.1	3.5	67.9	101.9	169.8

Total	$99.3	$137.2	$236.5	$1.5	$2.7	$4.2	$100.8	$139.9	$240.7

To generate the expected cash flows, agency NRSRO of the underlying corporate securities were used to develop default probabilities. Historical and forecasted loss severities were then applied to develop the expected losses within the security’s collateral pool. An independent data provider is then used to model each security’s structure and waterfall to determine cash flows at the security level. If a recovery estimate is not feasible, then the market’s view of cash flows implied by the current fair value, market discount rates, and effective yield are the primary factors used to estimate recovery.

Within the collateralized debt obligations security type are Pooled Trust Preferreds. Pooled Trust Preferreds are collateralized debt obligations where the collateral is regional bank and insurance company trust preferred securities. All banks in the pools were screened using data provided by U.S. Bank Rating service. The rating service score is a combination of the bank’s liquidity, asset quality, capital adequacy and profitability. The results of the analysis, as well as management’s evaluation of the results and broker research, are used to generate default rates which are modeled to create cash flows from the entire collateral pool underlying each pooled trust preferred security. An independent data provider is then used to model each security’s structure and payment waterfall to determine cash flows at the security level.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Unrealized Gains and Losses

The following table presents the components of net unrealized losses on securities available-for-sale, as of December 31:

(in millions)	2009	2008
Net unrealized losses, before adjustments and taxes	$(349.6)	$(2,743.2)
Change in fair value attributable to fixed maturity securities designated in fair value hedging relationships	(35.1)	(57.7)

Total net unrealized losses, before adjustments and taxes	(384.7)	(2,800.9)
Adjustment to deferred policy acquisition costs	31.0	615.9
Adjustment to value of business acquired	0.2	9.6
Adjustment to future policy benefits and claims	19.5	46.9
Adjustment to policyholder dividend obligation	(16.4)	74.9
Deferred federal income tax benefit	122.6	718.8

Net unrealized losses	$(227.8)	$(1,334.8)

The following table presents an analysis of the net change in net unrealized gains (losses) on securities available-for-sale before adjustments and taxes for the years ended December 31:

(in millions)	20091	2008	2007
Fixed maturity securities	$2,381.7	$(2,682.2)	$(132.1)
Equity securities	11.9	(14.2)	(4.5)

Net increase (decrease)	$2,393.6	$(2,696.4)	$(136.6)

1
Includes the $384.2 million cumulative effect of adoption of accounting principle as of January 1, 2009 for the adoption of guidance impacting FASB ASC 320-10, Investments – Debt and Equity Securities.

The following table summarizes the Company’s accumulated other comprehensive losses recognized on debt securities which have credit losses in earnings, based on the adoption of guidance impacting FASB ASC 320-10, Investments – Debt and Equity Securities before federal income tax benefit, for the years ended December 31:

(in millions)	2009
Cumulative adoption of accounting principle as of January 1	$(384.2)
Net unrealized gains in the period	38.3

Total1	$(345.9)

1	Includes $417.5 million of other-than-temporary impairment losses recognized in other comprehensive income for the year ended December 31, 2009.
The Company’s practice is to disclose in the table above both the non-credit portion of the other-than-temporary impairment losses recognized in other comprehensive income and any subsequent changes in the fair value of those debt securities, which could result in a net unrealized gain.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Mortgage Loans on Real Estate, Securitization and Real Estate

As of December 31, 2009 and 2008, the carrying value, net of specific reserves, of commercial mortgage loans on real estate considered specifically reserved was $154.8 million and $39.9 million, respectively, for which a $36.4 million and $14.4 million specific reserve had been established, respectively. No specific reserve exists for collateral dependent commercial mortgage loans for which the fair value of the collateral is estimated to be greater than the carrying value.

The following table summarizes activity in the valuation allowance account for mortgage loans on real estate for the years ended December 31:

(in millions)	2009	2008	2007
Allowance, beginning of period	$42.4	$24.8	$36.0
Net change in allowance	35.0	17.6	(11.2)

Allowance, end of period	$77.4	$42.4	$24.8

The Company has securitized commercial mortgage loans on real estate to third parties. The Company, as the transferor, has continuing involvement in these loans which consists of receiving servicing fees on loans which the Company has transferred.

The Company did not participate in any securitization arrangements during the years ended December 31, 2009 and 2008. The Company received $0.6 million, during the years ended December 31, 2009 and 2008, in servicing fees related to financial assets where there is a continuing involvement from the securitization of commercial mortgage loans on real estate. During 2007, the Company received proceeds of $928.0 million from the securitization of commercial mortgage loans on real estate to third parties, experienced realized losses of $7.3 million on these loans, and received $0.7 million in servicing fees related to loans securitized in 2007 and before.

The Company provided a representations and warranties letter to the transferee for each securitization arrangement. If it is found that the Company has made a misrepresentation, it could be required to provide financial support to the transferee or its beneficial interest holders. For the years ended December 31, 2009, 2008 and 2007, the Company was not required to provide any financial or other support that it was not previously contractually required to provide to the transferee or its beneficial interest holders.

Real estate held for use was $1.8 million and $9.8 million as of December 31, 2009 and 2008, respectively. These assets are carried at cost less accumulated depreciation, which was $0.4 million and $2.1 million as of December 31, 2009 and 2008, respectively. The carrying value of real estate held for sale was $7.1 million and $6.8 million as of December 31, 2009 and 2008, respectively.

Securities Lending

The Company, through an agent, lends certain portfolio holdings and in turn receives cash collateral with the objective of increasing the yield on its investments. The cash collateral is invested in high-quality, short-term and long-term investments. The Company’s policy requires the maintenance of collateral of a minimum of 102% of the fair value of the securities loaned. Net returns on the investments, after payment of a rebate to the borrower, are shared between the Company and its agent. Both the borrower and the Company can request or return the loaned securities at any time. The Company maintains ownership of the loaned securities at all times and is entitled to receive from the borrower any payments for interest or dividends received on such securities during the loan term. The Company recognizes loaned securities as part of its investments available-for-sale. The Company also recognizes the short-term and other long-term investments acquired with the cash collateral and its obligation to return such collateral to the borrower in short-term investments and fixed maturity securities and other liabilities, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

As of December 31, 2009 and December 31, 2008, the Company had received $41.4 million and $419.9 million, respectively, of cash collateral on securities lending. The Company had not received any non-cash collateral on securities lending as of December 31, 2009 and December 31, 2008. As of December 31, 2009 and December 31, 2008, the Company had loaned securities with a fair value of $40.0 million and $407.1 million, respectively.

Assets on Deposit, Held in Trust and Pledged as Collateral

Fixed maturity securities with an amortized cost of $19.2 million and $28.0 million were on deposit with various regulatory agencies as required by law as of December 31, 2009 and 2008, respectively,. These securities continue to be included in fixed maturity securities on the consolidated balance sheets.

Net Investment Income

The following table summarizes net investment income from continuing operations by investment type for the years ended December 31:

(in millions)	2009	2008	2007
Securities available-for-sale:
Fixed maturity securities	$1,465.1	$1,477.3	$1,518.5
Equity securities	1.9	5.3	5.0
Mortgage loans on real estate	445.4	497.1	554.1
Short-term investments	6.4	16.8	31.2
Other	17.0	(75.1)	152.0

Gross investment income	1,935.8	1,921.4	2,260.8
Less investment expenses	56.7	56.7	68.6

Net investment income	$1,879.1	$1,864.7	$2,192.2

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Net Realized Investment Gains and Losses

The following table summarizes net realized investment gains (losses) from continuing operations by source for the years ended December 31:

(in millions)	2009	2008	2007
Total net derivatives gains (losses)1,2	399.8	(330.3)	(55.9)
Total realized gains on sales	191.7	40.2	93.3
Total realized losses on sales	(112.8)	(40.7)	(85.2)
Valuation (losses) gains3	(20.7)	(55.8)	1.9
Other	(4.2)	38.8	(1.3)

Net realized investment gains (losses)	$453.8	$(347.8)	$(47.2)

1
Includes gains of $413.6 million and losses of $500.7 million, and $26.7 million on derivatives and embedded derivatives associated with living benefit contracts for the years ended December 31, 2009, 2008, and 2007, respectively.

2
Includes losses of $171.8 million and gains of $109.4 million on derivatives associated with death benefit contracts for the years ended December 31, 2009 and 2008, respectively. There were no material gains or losses on derivatives associated with death benefit contracts during 2007.

3	Includes valuation of trading securities, mark-to-market valuation of mortgage loans held for sale, and changes in the valuation allowance not related to specific mortgage loans on real estate.
Proceeds from the sale of securities available-for-sale during 2009, 2008 and 2007 were $4.21 billion, $4.31 billion and $4.98 billion, respectively. During 2009 and 2008, gross gains of $189.0 million and $35.7 million, respectively, and gross losses of $70.3 million and $25.3 million, respectively, were realized on those sales.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Other-Than-Temporary and Other Investment Impairment Losses

The following table summarizes other-than-temporary impairments for the years ended December 31:

(in millions)	Gross	Included in OCI	Net
2009:
Fixed maturity securities1	$906.8	$(417.5)	$489.3
Equity securities	7.1	—	7.1
Mortgage loans	71.8	—	71.8
Other	6.4	—	6.4

Total other-than-temporary impairment losses	$992.1	$(417.5)	$574.6

		2008	2007
Total Impairments:
Fixed maturity securities1		$1,052.2	$108.5
Equity securities		60.2	—
Mortgage loans		14.6	4.1
Other		3.7	5.1

Total other-than-temporary impairment losses		$1,130.7	$117.7

1
Declines in the creditworthiness of the issuer of hybrid securities with both debt and equity-like features requires the use of the equity model in analyzing the security for other-than-temporary impairment. For the year ended December 31, 2009, the Company recognized $167.6 million in other-than-temporary impairments related to these securities compared to $89.5 million and none for the years ended December 31, 2008 and 2007, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table summarizes the cumulative amounts related to the Company’s credit loss portion of the other-than-temporary-impairment losses on debt securities held as of December 31, 2009 that the Company does not intend to sell and it is not more likely than not that the Company will be required to sell the security prior to recovery of the amortized cost basis and for which the non-credit portion of the loss is included in other comprehensive income:

(in millions)
Cumulative credit loss as of January 1, 20091	$507.5
New credit losses	168.4
Incremental credit losses2	71.9

Subtotal	747.8
Less:
Losses related to securities included in the beginning balance sold or paid down during the period	(267.3)
Losses related to securities included in the beginning balance for which there was a change in intent3	(63.1)
Increases in cash flows expected to be collected for securities included in the beginning balance	—

Cumulative credit loss as of December 31, 20091	$417.4

1
The cumulative credit loss amount excludes other-than-temporary-impairment losses on securities held as of the periods indicated that the Company intends to sell or it is more likely than not that the Company will be required to sell the security before the recovery of the amortized cost basis.

2	On securities included in the beginning balance.

3
Securities for which a credit-related other-than-temporary impairment loss was previously recorded that the Company now intends to sell or is more likely than not it will be required to sell before recovery of the amortized cost basis and has transferred the non-credit portion of loss previously recorded in other comprehensive income to earnings during the period. Also includes hybrid securities that had previously been evaluated for other-than-temporary impairment based on the criteria as a debt security, but in the current period are evaluated as an equity security due to declines in the creditworthiness of the issuer.

(7)	Deferred Policy Acquisition Costs
During the fourth quarter of 2009, the Company’s recorded balance of individual variable annuity DAC fell outside the Company’s preset parameters for the prescribed period, which primarily was driven by the continued market recovery and favorable market performance compared to assumed net separate account returns. Accordingly, the Company recalculated DAC using revised best estimate assumptions, which resulted in a increase in DAC and other related balances, including sales inducement assets, and an decrease in DAC amortization and other related balances of $218.5 million pre-tax in the Individual Investments segment. The Company used the reversion to the mean process with the anchor date that was reset during the second quarter 2007 unlocking as described below. The Company evaluated the assumed separate account performance level over the next three years and determined that the assumptions inherent in the reversion period were reasonable. The annual net separate account growth rate for the mean reversion period is 15%, the maximum rate under the Company’s parameters.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

During the second quarter of 2009, the Company conducted its annual comprehensive review of model assumptions used to project DAC and other related balances, including sales inducement assets, VOBA and unearned revenue reserves. The review covered all assumptions including mortality, lapses, expenses and general and separate account returns. As a result of this review, certain assumptions were unlocked (DAC unlock). The unlocked assumptions primarily related to lower expected investment spreads and separate account returns across all segments.

The pre-tax positive (negative) impact on the Company’s assets and liabilities as a result of the unlocking of assumptions during 2009 was as follows:

(in millions)	DAC	VOBA	Unearned Revenue Reserves	Sales Inducement Assets	Total
Segment:
Individual Investments	$191.9	$—	$—	$10.9	$202.8
Retirement Plans	(8.2)	—	—	—	(8.2)
Individual Protection	(43.9)	(13.2)	10.9	—	(46.2)

Total	$139.8	$(13.2)	$10.9	$10.9	$148.4

During the fourth quarter of 2008, the Company’s recorded balance of individual variable annuity DAC fell outside the Company’s preset parameters, which primarily was driven by continued unfavorable market performance compared to assumed net separate account returns. Management made a determination that it was not reasonably possible to get back within the preset parameters during the remaining prescribed period. Accordingly, the Company recalculated DAC using revised best estimate assumptions, which resulted in a decrease in DAC and an increase in DAC amortization and other related balances of $243.1 million pre-tax in the Individual Investments segment. The Company used the reversion to the mean process with the anchor date that was reset during the second quarter 2007 unlocking as described below. The Company evaluated the assumed separate account performance level over the next three years and determined that the assumptions inherent in the reversion period were reasonable. The annual net separate account growth rate for the mean reversion period is 15%, the maximum rate under the Company’s parameters.

During the third quarter of 2008, the Company’s recorded balance of individual variable annuity DAC fell outside the Company’s preset parameters for the prescribed period, which primarily was driven by unfavorable market performance compared to the assumed net separate account returns. Accordingly, the Company recalculated DAC using revised best estimate assumptions, which resulted in a decrease in DAC and an increase in DAC amortization and other related balances totaling $177.2 million pre-tax in the Individual Investments segment.

At the end of the second quarter of 2008, the Company determined as part of its comprehensive annual study of assumptions that certain assumptions should be unlocked. The unlocked assumptions primarily related to lapse and spread assumptions in the Individual Investments segment, the assumed growth rate on deposits per contract in the Retirement Plans segment, and mortality and lapse assumptions in the Individual Protection segment.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The pre-tax positive (negative) impact on the Company’s assets and liabilities as a result of the unlocking of assumptions during the year ended December 31, 2008 was as follows:

(in millions)	DAC	VOBA	Unearned Revenue Reserves	Sales Inducement Assets	Total
Segment:
Individual Investments	$(429.1)	$(2.6)	$—	$(0.6)	$(432.3)
Retirement Plans	(2.3)	—	—	—	(2.3)
Individual Protection	(2.8)	7.5	3.2	—	7.9

Total	$(434.2)	$4.9	$3.2	$(0.6)	$(426.7)

During the second quarter of 2007, the Company conducted its annual comprehensive review of model assumptions used to project DAC and other related balances, including sales inducement assets, VOBA, unearned revenue reserves, and guaranteed minimum death and income benefit reserves. This review included all assumptions, including expected separate account investment returns during the three-year reversion period, lapse rates, mortality and expenses. The Company determined as part of this annual review that the overall separate account returns were expected to exceed previous estimates due to favorable financial market trends. Additionally, while the Company estimated that the overall profitability of its variable products had improved, it expected the long-term net growth in separate account investment performance to moderate.

Accordingly, the second quarter 2007 unlocking process included changes in several assumptions, including assumptions affecting net separate account investment performance. This unlocking resulted in a net increase in DAC and a benefit to DAC amortization and other related balances totaling $216.5 million pre-tax. First, the Company reset the anchor date for its reversion to the mean calculations, which increased the annual net separate account growth rate to 7% during the first three years of the projection period from 0% (which was the rate of return for the three-year reversion period required from the previous anchor date). Second, as a result of its current analysis, including its evaluation of ongoing trends and expectations regarding financial market performance, the Company unlocked and reset its long-term assumption for net separate account growth rates to 7% from 8%. This decreased the net separate account growth rate by 1% to 7% for all years subsequent to the three-year reversion period. The combination of resetting these two factors resulted in a $161.9 million increase in DAC and benefit to DAC amortization and other related balances. The impact of changing the annual net separate account growth rate from 0% to 7% during the three-year reversion period had a much larger effect on the DAC balance when compared to the 1% incremental change in the long-term assumption for net separate account investment performance. The remainder of the increase in DAC and benefit to DAC amortization and other related balances resulting from the DAC unlocking process primarily was related to the recorded balance of individual variable annuity DAC falling outside the Company’s preset parameters for the prescribed period, which was driven by favorable market performance in excess of the assumed net separate account returns. Accordingly, the Company recalculated DAC using revised best estimate assumptions, which resulted in a $78.8 million increase in DAC and benefit to DAC amortization and other related balances. This was partially offset by a $24.2 million decrease in DAC and increase in DAC amortization and other related balances due to increasing estimated lapse rates for fixed annuity and BOLI products.

During the second quarter of 2007, the Company added a new feature to its existing GLWB rider, Lifetime Income (L.inc). This new feature resulted in a substantial change in the existing contracts and, therefore, an extinguishment of the DAC associated with those contracts pursuant to the American Institute of Certified Public Accountants’ Statement of Position 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts. As a result, the Company eliminated existing DAC and other related balances resulting in a $135.0 million pre-tax charge.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The pre-tax positive (negative) impact on the Company’s assets and liabilities as a result of the unlocking of these assumptions during the second quarter of 2007 was as follows:

(in millions)	DAC	VOBA	Unearned Revenue Reserves	Sales Inducement Assets	Total
Segment:
Individual Investments	$(208.9)	$—	$—	$12.5	$(196.4)
Retirement Plans	(10.5)	—	—	—	(10.5)
Individual Protection	(16.4)	5.1	1.7	—	(9.6)

Total	$(235.8)	$5.1	$1.7	$12.5	$(216.5)

The following table presents a reconciliation of DAC for the years ended December 31:

(in millions)	2009	2008
Balance at beginning of period	$4,523.8	$4,095.6
Capitalization of DAC	513.0	587.6
Amortization of DAC, excluding unlocks	(605.4)	(257.4)
Amortization of DAC, related to unlocks	139.8	(434.2)
Adjustments to DAC related to unrealized gains and losses on securities available-for-sale and other	(588.1)	532.2

Balance at end of period	$3,983.1	$4,523.8

(8)	Value of Business Acquired and Other Intangible Assets
The following table presents a reconciliation of VOBA for the years ended December 31:

(in millions)	2009	2008
Balance at beginning of period	$334.0	$354.8
Amortization of VOBA	(49.4)	(31.4)
Net realized losses on investments	1.7	1.9
Other	—	0.5

Subtotal	286.3	325.8
Change in unrealized (loss) gain on available-for-sale securities	(9.4)	8.2

Balance at end of period	$276.9	$334.0

Interest on the unamortized VOBA balance (at interest rates ranging from 4.50% to 7.56%) is included in amortization and was $20.1 million, $22.4 million and $24.8 million during the years ended December 31, 2009, 2008 and 2007, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table summarizes intangible assets as of December 31:

(in millions)	Initial useful life1	2009		2008
		Gross carrying amount	Accumulated amortization	Gross carrying amount	Accumulated amortization
Amortizing:
VOBA	28 years	$594.9	$318.0	$594.9	$270.5
Distribution forces	20 years	7.0	7.0	7.0	1.3

Total intangible assets		$601.9	$325.0	$601.9	$271.8

1	The initial useful life was based on applicable assumptions. Actual periods are subject to revision based on variances from assumptions and other relevant factors.
During the fourth quarter of 2009, the Company recorded a $5.4 million pre-tax impairment charge on intangible assets associated with the NFN retirement services distribution channel.

During 2009, the Company fully amortized intangible assets related to NLICA and NLACA state insurance licenses, which resulted in a $7.8 million pre-tax charge. The state insurance licenses had indefinite useful lives and were not previously amortized. Due to the merger with NLIC and NLAIC, respectively, on December 31, 2009, the NLICA and NLACA state insurance licenses are no longer required as the surviving entities have the required state insurance licenses to conduct business on existing NLICA and NLACA products. The Company will surrender the state insurance licenses back to each state. See Note 1 for a description of the merger transaction between these entities.

During 2008, the Company recorded a $19.7 million pre-tax impairment charge on career agency force and independent agency force intangible assets associated with its plan to exit the NFN professional consulting group sales channel and selling arrangement changes for the independent agency force.

The Company’s annual impairment testing performed as of June 30, did not result in material impairment losses on intangible assets during 2009, 2008 and 2007.

Based on current assumptions, which are subject to change, the following table summarizes estimated amortization for the next five years ended December 31:

(in millions)	VOBA
2010	$28.8
2011	24.2
2012	21.9
2013	19.4
2014	16.0

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(9)	Goodwill
The following table summarizes changes in the carrying value of goodwill by segment for the years indicated:

(in millions)	Retirement Plans	Individual Protection	Total
Balance as of December 31, 2007	$25.4	$174.4	$199.8
Adjustments	—	—	—

Balance as of December 31, 2008	25.4	174.4	199.8
Adjustments	—	—	—

Balance as of December 31, 2009	$25.4	$174.4	$199.8

The Company’s 2009 annual impairment testing did not result in any impairments on existing goodwill. As of the 2009 annual impairment testing, the fair value of the reporting units with goodwill was in excess of the carrying value. The goodwill balances as of 12/31/09 have not been previously impaired.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(10)	Closed Block
The amounts shown in the following tables for assets, liabilities, revenues and expenses of the closed block are those that enter into the determination of amounts that are to be paid to policyholders.

The following table summarizes financial information for the closed block as of December 31:

(in millions)	2009	2008
Liabilities:
Future policyholder benefits	$1,818.0	$1,844.2
Policyholder funds and accumulated dividends	142.9	142.7
Policyholder dividends payable	28.7	31.7
Policyholder dividend obligation	48.7	(62.2)
Other policy obligations and liabilities	13.8	9.2

Total liabilities	2,052.1	1,965.6

Assets:
Fixed maturity securities available-for-sale, at estimated fair value	1,236.2	1,082.1
Mortgage loans on real estate	263.2	294.8
Policy loans	190.5	197.9
Other assets	135.4	152.3

Total assets	1,825.3	1,727.1

Excess of reported liabilities over assets	226.8	238.5

Portion of above representing other comprehensive income:
Increase (decrease) in unrealized gain on fixed maturity securities available-for-sale	90.8	(88.6)
Adjustment to policyholder dividend obligation	(90.8)	88.6

Total	—	—

Maximum future earnings to be recognized from assets and liabilities	$226.8	$238.5

Other comprehensive income:
Fixed maturity securities available-for-sale:
Fair value	$1,236.2	$1,082.1
Amortized cost	1,252.6	1,157.0
Shadow policyholder dividend obligation	(16.4)	74.9

Net unrealized appreciation	$—	$—

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table summarizes closed block operations for the years ended December 31:

(in millions)	2009	2008	2007
Revenues:
Premiums	$89.6	$92.9	$95.7
Net investment income	105.6	108.9	102.5
Realized investment gains (losses)	1.8	(40.9)	(1.5)
Realized (losses) gains credited to to policyholder benefit obligation	(5.8)	36.9	(2.5)

Total revenues	191.2	197.8	194.2

Benefits and expenses:
Policy and contract benefits	132.9	131.1	136.4
Change in future policyholder benefits and interest credited to policyholder accounts	(24.4)	(17.4)	(19.3)
Policyholder dividends	59.2	62.9	61.1
Change in policyholder dividend obligation	4.4	2.6	(3.6)
Other expenses	1.1	1.2	1.2

Total benefits and expenses	173.2	180.4	175.8

Total revenues, net of benefits and expenses, before federal income tax expense	18.0	17.4	18.4
Federal income tax expense	6.3	6.1	6.4

Revenues, net of benefits and expenses and federal income tax expense	$11.7	$11.3	$12.0

Maximum future earnings from assets and liabilities:
Beginning of period	$238.5	$249.8	$261.8
Change during period	(11.7)	(11.3)	(12.0)

End of period	$226.8	$238.5	$249.8

Cumulative closed block earnings from inception through December 31, 2009 and 2008 were higher than expected as determined in the actuarial calculation. Therefore, policyholder dividend obligations (excluding the adjustment for unrealized gains on available-for-sale securities) were $32.3 million and $12.7 million as of December 31, 2009 and 2008, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(11)	Variable Contracts
The Company issues traditional variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder. The Company also issues non-traditional variable annuity contracts in which the Company provides various forms of guarantees to benefit the related contractholders. The Company provides five primary guarantee types under non-traditional variable annuity contracts: (1) guaranteed minimum death benefits (GMDB); (2) GMAB; (3) guaranteed minimum income benefits (GMIB); (4) GLWB; and (5) a hybrid guarantee with GMAB and GLWB.

The GMDB provides a specified minimum return upon death. Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract and a second death benefit paid upon the survivor’s death. The Company has offered six primary GMDB types:

•
Return of premium – provides the greater of account value or total deposits made to the contract less any partial withdrawals and assessments, which is referred to as “net premiums.” There are two variations of this benefit. In general, there is no lock in age for this benefit. However, for some contracts the GMDB reverts to the account value at a specified age, typically age 75.

•
Reset – provides the greater of a return of premium death benefit or the most recent five-year anniversary (prior to lock-in age) account value adjusted for withdrawals. For most contracts, this GMDB locks in at age 86 or 90, and for others the GMDB reverts to the account value at age 75, 85, 86 or 90.

•
Ratchet – provides the greater of a return of premium death benefit or the highest specified “anniversary” account value (prior to age 86) adjusted for withdrawals. Currently, there are three versions of ratchet, with the difference based on the definition of anniversary: monthaversary – evaluated monthly; annual – evaluated annually; and five-year – evaluated every fifth year.

•
Rollup – provides the greater of a return of premium death benefit or premiums adjusted for withdrawals accumulated at generally 5% simple interest up to the earlier of age 86 or 200% of adjusted premiums. There are two variations of this benefit: for certain contracts, this GMDB locks in at age 86, and for others the GMDB reverts to the account value at age 75.

•	Combo – provides the greater of annual ratchet death benefit or rollup death benefit. This benefit locks in at either age 81 or 86.

•
Earnings enhancement – provides an enhancement to the death benefit that is a specified percentage of the adjusted earnings accumulated on the contract at the date of death. There are two versions of this benefit: (1) the benefit expires at age 86, and a credit of 4% of account value is deposited into the contract; and (2) the benefit does not have an end age, but has a cap on the payout and is paid upon the first death in a spousal situation. Both benefits have age limitations. This benefit is paid in addition to any other death benefits paid under the contract.

The GMAB, offered in the Company’s Capital Preservation Plus contract rider, is a living benefit that provides the contractholder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years) selected by the contractholder at the issuance of the variable annuity contract. In some cases, the contractholder also has the option, after a specified time period, to drop the rider and continue the variable annuity contract without the GMAB. In general, the GMAB requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy.

The GLWB, offered in the Company’s L.inc, is a living benefit that provides for enhanced retirement income security without the liquidity loss associated with annuitization. The withdrawal rates vary based on the age when withdrawals begin and are applied to a benefit base to determine the guaranteed lifetime income amount available to a contractholder. The benefit base is equal to the variable annuity premium at contract issuance and may increase as a result of a ratchet feature that is driven by account performance and a roll-up feature that is driven by policy duration.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The GMIB is a living benefit that provides the contractholder with a guaranteed annuitization value. The GMIB types are:

•	Ratchet – provides an annuitization value equal to the greater of account value, net premiums or the highest one-year anniversary account value (prior to age 86) adjusted for withdrawals.

•
Rollup – provides an annuitization value equal to the greater of account value and premiums adjusted for withdrawals accumulated at 5% compound interest up to the earlier of age 86 or 200% of adjusted premiums.

•	Combo – provides an annuitization value equal to the greater of account value, ratchet GMIB benefit or rollup GMIB benefit.
In January 2009, the Company decided to simplify its living benefit guarantees and only offer L.inc on new sales.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

All GMAB contracts with the hybrid GMAB/GLWB rider are included with GMAB contracts in the following tables. The following table summarizes the account values and net amount at risk, net of reinsurance, for variable annuity contracts with guarantees invested in both general and separate accounts as of December 31 (a contract may contain multiple guarantees):

	2009					2008
(in millions)	General account value	Separate account value	Total account value	Net amount at risk1	Wtd. avg. attained age	General account value	Separate account value	Total account value	Net amount at risk1	Wtd. avg. attained age
GMDB:
Return of premium	$728.8	$5,859.6	$6,588.4	$99.5	61	$912.1	$5,082.2	$5,994.3	$440.6	60
Reset	1,622.4	12,406.1	14,028.5	899.5	64	2,282.3	10,259.8	12,542.1	2,477.7	64
Ratchet	1,181.3	13,835.5	15,016.8	1,772.4	67	1,877.7	10,545.7	12,423.4	3,775.3	67
Rollup	41.8	258.7	300.5	17.7	73	48.5	241.9	290.4	25.9	72
Combo	229.1	1,577.3	1,806.4	325.6	69	306.0	1,398.1	1,704.1	621.2	69

Subtotal	3,803.4	33,937.2	37,740.6	3,114.7	65	5,426.6	27,527.7	32,954.3	7,340.7	65
Earnings enhancement	16.5	373.4	389.9	19.6	64	28.1	305.4	333.5	7.2	63

Total - GMDB	$3,819.9	$34,310.6	$38,130.5	$3,134.3	65	$5,454.7	$27,833.1	$33,287.8	$7,347.9	65

GMAB2:
5 Year	$383.0	$2,639.8	$3,022.8	$171.5	N/A	$607.0	$2,260.6	$2,867.6	$499.0	N/A
7 Year	393.6	2,151.9	2,545.5	180.4	N/A	451.6	1,814.3	2,265.9	482.9	N/A
10 Year	70.2	684.6	754.8	39.5	N/A	80.2	597.7	677.9	132.2	N/A

Total - GMAB	$846.8	$5,476.3	$6,323.1	$391.4	N/A	$1,138.8	$4,672.6	$5,811.4	$1,114.1	N/A

GMIB3:
Ratchet	$16.3	$242.0	$258.3	$0.3	N/A	$16.2	$228.5	$244.7	$5.6	N/A
Rollup	46.6	625.6	672.2	0.4	N/A	47.1	612.4	659.5	1.3	N/A
Combo	—	0.2	0.2	—	N/A	—	0.1	0.1	—	N/A

Total - GMIB	$62.9	$867.8	$930.7	$0.7	N/A	$63.3	$841.0	$904.3	$6.9	N/A

GLWB:
L.inc	$229.7	$7,056.7	$7,286.4	$67.3	N/A	$72.4	$3,248.4	$3,320.8	$571.5	N/A
Porfolio income insurance	—	20.7	20.7	—	N/A	—	—	—	—	N/A

Total - GLWB	$229.7	$7,077.4	$7,307.1	$67.3	N/A	$72.4	$3,248.4	$3,320.8	$571.5	N/A

1
Net amount at risk is calculated on a seriatim basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit). As it relates to GMIB, net amount at risk is calculated as if all policies were eligible to annuitize immediately, although all GMIB options have a waiting period of at least 7 years from issuance.

2	GMAB contracts with the hybrid GMAB/GLWB rider had account values of $5.32 billion and $4.59 billion as of December 31, 2009 and 2008, respectively.

3	The weighted average period remaining until expected annuitization is not meaningful and has not been presented because there is currently no material GMIB exposure.
Net amount at risk is highly sensitive to changes in financial market movements. See Note 5, Derivatives Not Qualifying for Hedge Accounting – Equity Market Risk Management, for a discussion of the Company’s risk management practices with respect to financial market exposure.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table summarizes account balances of variable annuity contracts that were invested in separate accounts as of December 31:

(in millions)	2009	2008
Mutual funds:
Bond	$4,920.2	$4,370.3
Domestic equity	24,598.8	18,676.2
International equity	3,046.9	2,421.4

Total mutual funds	32,565.9	25,467.9
Money market funds	1,473.4	2,146.4

Total	$34,039.3	$27,614.3

The following table summarizes the reserve balances, net of reinsurance, for variable annuity contracts with guarantees as of December 31:

(in millions)	2009	2008
Living benefit riders	$265.9	$1,698.0
GMDB	67.0	193.4
GMIB	3.1	5.5

The Company’s living benefit riders represent an embedded derivative in a variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivatives are carried at fair value. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of net realized investment gains and losses. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivative incorporate numerous assumptions including, but not limited to, expectations of contractholder persistency, contractholder withdrawal patterns, risk neutral market returns, correlations of market returns and market return volatility. As of December 31, 2009 and 2008, the net balance of the embedded derivatives for living benefits was a liability of $265.9 million and a liability of $1.70 billion, respectively. The GLWB component of living benefit riders was immaterial in 2009 and $699.9 million in 2008, respectively.

The Company’s incurred and paid amounts for living benefit features were immaterial for the years ended December 31, 2009 and 2008. The incurred and paid amounts were immaterial for 2008. The Company does not expect any meaningful level of claims under the living benefit features for several years and believes the impact of claims is expected to be mitigated by its economic hedging program.

During the year ended December 31, 2009, the Company recorded net realized investment gains on living benefit embedded derivatives and related economic hedging gains of $413.6 million. These gains were comprised of $1.50 billion of net realized investment gains on living benefit embedded derivatives and $1.08 billion of related economic hedging losses. The net realized investment gains on living benefit embedded derivatives primarily resulted from higher interest rates, lower volatility assumptions and an increase to the nonperformance component of the discount rate. The increase in net realized investment gains on embedded derivatives increased amortization of DAC by $389.6 million in 2009 compared to 2008, which is included in the Corporate and Other segment.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The Company’s GMDB claim reserves are determined by estimating the expected value of death benefits on contracts that trigger a policy benefit and recognizing the excess ratably over the accumulation period based on total expected assessments. GMIB claim reserves are determined each period by estimating the expected value of annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments. The Company regularly evaluates its GMDB and GMIB claim reserve estimates and adjusts the additional liability balances as appropriate, with a related charge or credit to other benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in calculating GMIB claim reserves are consistent with those used for calculating GMDB claim reserves. In addition, the calculation of GMIB claim reserves assumes benefit utilization ranges from a low of 3% when the contractholder’s annuitization value is at least 10% in the money to 100% utilization when the contractholder is 90% or more in the money.

The Company’s incurred and paid amounts for GMDBs were $132.4 million for the year ended December 31, 2009 compared to $67.1 million for the year ended December 31, 2008.

The following assumptions and methodology were used to determine the GMDB claim reserves as of December 31, 2009 and 2008:

•
Data used was based on a combination of historical numbers and future projections generally involving 250 and 50 probabilistically generated economic scenarios as of December 31, 2009 and 2008, respectively

•	Mean gross equity performance – 10.4% and 8.1% as of December 31, 2009 and 2008, respectively

•	Equity volatility – 18.0% and 18.7% as of December 31, 2009 and 2008, respectively

•	Mortality – 91% of Annuity 2000 Basic table for males, 101% for females as of December 31, 2009; and 100% of Annuity 2000 tables as of December 31, 2008

•	Asset fees – equivalent to mutual fund and product loads

•	Discount rate – approximately 7.0%
Lapse rate assumptions vary by duration as shown below:

December 31, 2009 Duration (years)	1	2	3	4	5	6	7	8	9	10+

Minimum	1.0%	2.0%	2.5%	3.0%	5.0%	6.0%	7.0%	7.0%	10.0%	10.0%
Maximum	3.5%	2.0%	4.0%	4.5%	35.0%	40.0%	18.5%	32.5%	32.5%	18.5%

December 31, 2008 Duration (years)	1	2	3	4	5	6	7	8	9	10+

Minimum	1.0%	2.0%	2.0%	3.0%	4.5%	6.0%	7.0%	7.0%	11.5%	11.5%
Maximum	1.5%	2.5%	4.0%	4.5%	40.0%	41.5%	21.5%	35.0%	35.0%	18.5%
The Company’s incurred and paid amounts for GMIBs were $7.2 million for the years ended December 31, 2009. The incurred and paid amounts were immaterial for 2008.

The Company did not transfer assets from the general account to the separate account for any of its variable annuity contracts during the years ended December 31, 2009 and 2008.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table summarizes account balances of variable universal life insurance contracts that were invested in separate accounts as of December 31:

(in millions)	2009	2008
Mutual funds:
Bond	$452.8	$412.7
Domestic equity	2,996.3	2,459.5
International equity	416.9	334.6

Total mutual funds	3,866.0	3,206.8
Money market funds	257.0	295.0

Total	$4,123.0	$3,501.8

(12)	Short-Term Debt
The following table summarizes short-term debt as of December 31:

(in millions)	2009	2008
$800.0 million commercial paper program	$150.0	$149.9
$350.0 million securities lending program facility	—	99.8

Total short-term debt	$150.0	$249.7

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. This is an uncommitted facility contingent on the liquidity of the securities lending program. The borrowing facility was established to fund commercial mortgage loans that were originated with the intent of sale through securitization. The maximum amount available under the agreement is $350.0 million. The borrowing rate on this program is equal to one-month U.S. London Interbank Offered Rate (LIBOR). On July 31, 2009, the Company paid down the $99.7 million principal balance on the securities lending program facility. The Company had no amounts outstanding under this agreement as of December 31, 2009 compared to $99.8 million as of December 31, 2008.

The Company has available as a source of funds a $1.00 billion revolving credit facility entered into by NFS, NLIC and NMIC with a maturity of May 13, 2010. The facility provides for several and not joint liability with respect to any amount drawn by any party. The facility contains covenants, including, but not limited to, requirements that NMIC maintain statutory surplus in excess of $5.30 billion, the Company’s debt not exceed 40% of tangible net worth, as defined, and that NLIC maintain statutory surplus in excess of $1.67 billion. A breach by any borrower of the financial covenants will impact the availability of the line for the other borrowers and may accelerate payment. NMIC had no amounts outstanding under this agreement as of December 31, 2009. NLIC also has an $800.0 million commercial paper program and rating agency guidelines recommend that NLIC maintain minimum liquidity backup, which includes cash and liquid assets as well as committed bank lines, equal to 50% of any amounts outstanding under the commercial paper program. Therefore, availability under the aggregate $1.00 billion credit facility is reduced by the amount outstanding in excess of available cash and liquid assets. NLIC had $150.0 million of commercial paper outstanding at December 31, 2009 at a weighted average interest rate of 0.29% and $149.9 million outstanding at December 31, 2008 at a weighted average interest rate of 2.07%.

The Company paid interest on short-term debt totaling $1.3 million, $8.3 million, and $15.0 million in 2009, 2008 and 2007, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(13)	Long-Term Debt
The following table summarizes surplus notes payable to NFS as of December 31:

(in millions)	2009	2008
8.15% surplus note, due June 27, 2032	$300.0	$300.0
7.50% surplus note, due December 17, 2031	300.0	300.0
6.75% surplus note, due December 23, 2033	100.0	100.0

Total long-term debt	$700.0	$700.0

The Company made interest payments to NFS on surplus notes totaling $53.7 million in 2009, 2008 and 2007. Payments of interest and principal under the notes require the prior approval of the Ohio Department of Insurance (ODI).

On September 30, 2009, the Company sold NLICA, a 5.75%, $200.0 million surplus note maturing on September 30, 2010. Due to the merger of NLICA with and into the Company on December 31, 2009, the note was redeemed, in whole, by the Company at a redemption price equal to 100% of the aggregate principal amount outstanding plus accrued interest.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(14)	Federal Income Taxes
Effective January 1, 2009, pursuant to the merger agreement dated August 6, 2008 whereby NMIC and its affiliates purchased all of the NFS common stock they did not already own, Nationwide Corporation will own more than 80% of the value of NFS, meeting the requirements for NFS to join the NMIC consolidated federal income tax return. However, the life insurance company subsidiaries will not be eligible to join the NMIC consolidated federal income tax return until 2014. NFS will file a one day life/non-life, federal income tax return (January 1, 2009) with all of its downstream subsidiaries.

The following table summarizes the tax effects of temporary differences that give rise to significant components of the net deferred tax asset (liability) as of December 31:

(in millions)	2009	2008
Deferred tax assets:
Future policy benefits and claims	$1,108.5	$955.6
Securities available-for-sale	—	809.2
Derivatives	62.6	229.7
Capital loss carryforward	102.8	—
Other	267.1	258.0

Gross deferred tax assets	1,541.0	2,252.5
Less valuation allowance	(23.7)	(23.7)

Deferred tax assets, net of valuation allowance	1,517.3	2,228.8

Deferred tax liabilities:
Deferred policy acquisition costs	(1,083.7)	(1,293.6)
Securities available-for-sale	(215.9)	—
Value of business acquired	(95.6)	(112.9)
Other	(96.9)	(168.3)

Gross deferred tax liabilities	(1,492.1)	(1,574.8)

Net deferred tax asset (liability)	$25.2	$654.0

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of federal income taxes paid within the statutory carryback period can offset nearly all future deductible amounts. Because it is more likely than not that certain deferred tax assets will not be realized, the Company established a valuation allowance of $23.7 million, $23.7 million and $23.7 million as of December 31, 2009, 2008 and 2007, respectively. No additional valuation allowances are required to be recognized as the Company has prudent and feasible tax planning strategies that would, if necessary, be implemented to utilize deferred tax assets.

The Company’s current federal income tax (liability) asset was $(108.5) million and $132.1 million as of December 31, 2009 and 2008, respectively.

Total federal income taxes (refunded) paid were $(59.0) million, $(40.9) million, and $117.9 million during the years ended December 31, 2009, 2008 and 2007, respectively.

As of December 31, 2009, the Company has $293.7 million of capital loss carryforwards that can carry forward for five tax years and are expected to be fully utilized. In addition, the Company has $6.7 million in low income housing credit carryforwards which can be carried forward for twenty years. The Company expects that they will be fully utilized. The Company has $22.7 million in Alternative Minimum Tax (AMT) credit carryforwards, which can be carried forward until utilized. The Company expects to fully realize the AMT credits in the future.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table summarizes the federal income tax expense (benefit) attributable to income (loss) from continuing operations for the years ended December 31:

(in millions)	2009	2008	2007
Current	$165.0	$(130.8)	$108.0
Deferred	(117.1)	(403.0)	39.3

Federal income tax expense (benefit)	$47.9	$(533.8)	$147.3

Total federal income tax expense (benefit) differs from the amount computed by applying the U.S. federal income tax rate to income (loss) from continuing operations before federal income tax expense (benefit) as follows for the years ended December 31:

	2009		2008		2007
(dollars in millions)	Amount	%	Amount	%	Amount	%
Computed tax expense (benefit)	$107.3	35.0	$(497.4)	35.0	$220.2	35.0
DRD	(56.1)	(18.3)	(42.1)	3.0	(67.5)	(10.7)
Impact of noncontrolling interest	18.3	6.0	25.3	(1.8)	17.8	2.8
Tax credits	(21.4)	(7.0)	(25.8)	1.8	(22.3)	(3.6)
Other, net	(0.2)	(0.1)	6.2	(0.4)	(0.9)	(0.1)

Total	$47.9	15.6	$(533.8)	37.6	$147.3	23.4

During 2009, the Company recorded $8.7 million of net federal income tax expense adjustments primarily related to differences between the 2008 estimated tax liability and the amounts reported on the Company’s 2008 tax returns. These changes in estimates primarily were driven by the Company’s separate account dividends received deduction (DRD) and foreign tax credit.

During the third quarter of 2008, the Company refined its separate account DRD calculation and estimation process. As a result, the Company reduced its third quarter separate account DRD projection from a federal income tax benefit of $14.3 million to a $4.4 million benefit. This reduction in estimate primarily was driven by the assumptions used in the estimation process regarding future dividend income within the separate accounts. The assumptions used in the separate account DRD calculation are based on the Company’s best estimate of future events.

In addition, during 2008, the Company recorded $11.9 million of net federal income tax expense adjustments primarily related to differences between the 2007 estimated tax liability and the amounts expected to be reported on the Company’s 2007 tax returns when filed. These changes in estimates primarily were driven by the Company’s separate account DRD.

During 2007, the Company recorded $7.6 million of net federal income tax expense adjustments primarily related to differences between the 2006 estimated tax liability and the amounts the Company reported on its 2006 tax returns.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

A rollforward of the beginning and ending uncertain tax positions, including permanent and temporary differences, but excluding interest and penalties, is as follows:

(in millions)	2009	2008
Balance at beginning of period	$44.0	$8.8
Additions for current year tax positions	36.8	37.7
Additions for prior years tax positions	14.9	0.3
Reductions for prior years tax positions	(1.1)	(2.8)

Balance at end of period	$94.6	$44.0

The total amount of unrecognized tax benefits that, if recognized, would impact the effective tax rate on December 31, 2009, is $43.0 million.

The Company has included tax on permanent uncertain tax positions and interest and penalties on all uncertain tax positions in determining the potential impact on the effective tax rate above. An uncertain tax timing position may result in the acceleration of cash payments to the IRS, but will not impact the effective tax rate.

During the years ended December 31, 2009, and 2008, the Company incurred $0.2 million and $1.0 million in interest and penalties, respectively. The Company accrued $3.8 million and $2.2 million for the payment of interest and penalties at December 31, 2009 and 2008, respectively. Interest expense and any associated penalties are shown as income tax expense.

Management is not aware of any reasonable possibility of a significant increase or decrease to the total of the uncertain tax positions within the next 12 months.

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. With few exceptions, the Company is no longer subject to U.S. federal, state or local income tax examinations by tax authorities for years through 2002. The IRS recently completed an audit of the Company’s tax years 2003 through 2005. The statute remains open for these years as the Company completes the appeals process. See “Tax Matters” in Note 18 for more information on the Company’s tax years 2003 through 2005 audit and the related appeals process.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(15)	Shareholder’s Equity, Regulatory Risk-Based Capital, Statutory Results and Dividend Restrictions
Regulatory Risk-Based Capital

The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceeded the minimum risk-based capital requirements for all periods presented herein.

Statutory Results

The Company and its subsidiary are required to prepare statutory financial statements in conformity with the NAIC’s Accounting Practices and Procedures Manual, subject to any deviations prescribed or permitted by the applicable state department of insurance. Statutory accounting practices focus on insurer solvency and differ from GAAP materially. The principal differences include charging policy acquisition and certain sales inducement costs to expense as incurred, establishing future policy benefits and claims reserves using different actuarial assumptions, excluding certain assets from statutory admitted assets; and valuing investments and establishing deferred taxes on a different basis. The following tables summarize the statutory net income (loss) and statutory capital and surplus for the Company and its insurance subsidiary for the years ended December 31:

(in millions)	20091	2008	2007
Statutory net income (loss)
NLIC	$397.3	$(919.4)	$410.8
NLAIC	(61.1)	(90.3)	(4.0)

Statutory capital and surplus
NLIC	$3,129.6	$2,749.9	$2,599.9
NLAIC	213.5	122.6	256.6

1	Unaudited as of the date of this report.
On December 31, 2009, NLIC merged with its affiliate, NLICA, with NLIC as the surviving entity. In addition, NLIC’s subsidiary, NLAIC, merged with a subsidiary of NLICA, NLACA, effective as of December 31, 2009, with NLAIC as the surviving entity. See Note 2 (p) for details on the accounting treatment of this transaction.

NLIC received approval from the Ohio Department of Insurance (ODI) regarding the use of a permitted practice related to the statutory accounting provision for the admissibility of deferred tax assets as of December 31, 2008. The permitted practice modifies the practice prescribed by the NAIC by increasing the threshold for admissibility of deferred tax assets from 10% to 15% of statutory capital and surplus. The permitted practice resulted in an increase of NLIC’s estimated statutory surplus of $68.9 million as of December 31, 2008. The permitted practice had no impact on NLIC’s statutory net income. The benefits of this permitted practice was not considered by the Company when determining capital and surplus available for dividends during 2009.

In 2009, the NAIC adopted Statement of Statutory Accounting Principles No. 10R, Income Tax Revised – a temporary replacement of SSAP 10, which is similar to the ODI permitted practice adopted in 2008 with the exception of limiting capital and surplus available for dividends.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Dividend Restrictions

The payment of dividends by NLIC is subject to restrictions set forth in the insurance laws and regulations of the State of Ohio, its domiciliary state. The State of Ohio insurance laws require Ohio-domiciled life insurance companies to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding 12 months, exceeds the greater of (1) 10% of statutory-basis policyholders’ surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer for the prior year. NLIC’s statutory capital and surplus as of December 31, 2009 was $3.13 billion, and statutory net income for the year ended December 31, 2009 was $397.3 million. During the year ended December 31, 2009, NLIC did not pay any dividends to NFS during 2009. As of January 1, 2010, NLIC has the ability to pay dividends to NFS totaling $397.3 million upon providing prior notice to the ODI.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned surplus. Earned surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on NLIC’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its shareholder.

The Company currently does not expect such regulatory requirements to impair its ability to pay future operating expenses, interest and shareholder dividends.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Comprehensive Gain (Loss)

The Company’s other comprehensive income and loss includes net income (loss) and certain items that are reported directly within separate components of shareholder’s equity that are not recorded in net income.

The following table summarizes the Company’s other comprehensive gain (loss), before and after federal income tax expense (benefit), for the years ended December 31:

(in millions)	2009	2008	2007
Net unrealized losses on securities available-for-sale arising during the period:
Net unrealized gains (losses) before adjustments	$2,373.9	$(3,827.8)	$(273.1)
Net non-credit gains	38.4	—	—
Net adjustment to DAC	(584.9)	528.8	3.8
Net adjustment to VOBA	(9.4)	8.2	8.0
Net adjustment to future policy benefits and claims	(27.4)	127.8	5.9
Net adjustment to policyholder dividend obligation	(91.3)	88.7	2.2
Related federal income tax (expense) benefit	(594.8)	1,076.1	88.6

Net unrealized gains (losses)	1,104.5	(1,998.2)	(164.6)

Reclassification adjustment for net realized losses on securities available-for-sale realized during the period:
Net realized losses	388.2	1,102.1	105.0
Related federal income tax benefit	(135.9)	(385.7)	(36.8)

Net reclassification adjustment	252.3	716.4	68.2

Other comprehensive gain (loss) on securities available-for-sale	1,356.8	(1,281.8)	(96.4)

Accumulated net holding (losses) gains on cash flow hedges:
Unrealized holding (losses) gains	(4.1)	16.5	(17.2)
Related federal income tax benefit (expense)	1.5	(5.8)	6.0

Other comprehensive (loss) income on cash flow hedges	(2.6)	10.7	(11.2)

Other unrealized (losses) gains:
Net unrealized (losses) gains	(13.5)	7.4	(7.4)
Related federal income tax benefit (expense)	4.7	(2.5)	2.7

Other net unrealized (losses) gains	(8.8)	4.9	(4.7)

Unrecognized amounts on pension plans:
Net unrecognized amounts	—	(12.3)	1.0
Related federal income tax benefit (expense)	—	4.3	(0.4)

Other comprehensive (loss) income on unrecognized pension amounts	—	(8.0)	0.6

Total other comprehensive income (loss)	$1,345.4	$(1,274.2)	$(111.7)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The adjustments to DAC and VOBA represent the changes in amortization of DAC and VOBA that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines. The adjustment to future policy benefits and claims represents the increase in policy reserves from using a discount rate that would have been required had such unrealized amounts been realized and the proceeds reinvested at then current market interest rates, which were lower than the then current effective portfolio rate.

The adoption of guidance impacting FASB ASC 320-10, Investments – Debt and Equity Securities resulted in a cumulative-effect adjustment of $235.0 million, net of taxes, to reclassify the non-credit component of previously recognized other-than-temporary impairment losses from the beginning balance of retained earnings to AOCI.

Adjustments for net realized gains and losses on the ineffective portion of cash flow hedges were immaterial during the years ended December 31, 2009, 2008 and 2007.

(16)	Employee Benefit Plans
The Company, excluding certain affiliated companies, participates in a qualified defined benefit pension plan (the Nationwide Retirement Plan or the NRP), several non-qualified defined benefit supplemental executive retirement plans, postretirement benefit plans (life and health care), and the Nationwide Savings Plan 401(k), all sponsored by NMIC. Effective January 30, 2008, NMIC merged the Nationwide Life Insurance Company of America (NLICA) Retirement Plan into the NRP.

The NRP covers all employees of participating employers who have completed at least one year of service and who are at least 21 years of age. Plan assets are invested in a third-party trust and group annuity contracts issued by NLIC. All participants are eligible for benefits based on an account balance formula. However, participants hired prior to 2002 are eligible for benefits based on the highest average annual salary of a specified number of consecutive years of the last ten years of service, if such benefits are of greater value than the account balance feature.

Effective January 1, 2010, NMIC amended the NRP to eliminate the company-paid early retirement enhancement (an additional benefit for associates retiring between ages 55 and 65), which is part of the FAP formula and to stop pay credits under the account balance formula for participants eligible for the account balance formula. An affected associate’s benefits, however, will not be less than the NRP benefit he or she accrued as of December 31, 2009, under the greater of the FAP formula or the account balance formula.

The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work benefits the Company. In addition, separate non-qualified defined benefit pension plans sponsored by NMIC cover certain executives with at least one year of service. The Company’s portion of expense relating to these plans was $11.0 million, $4.6 million, and $11.8 million for the years ended December 31, 2009, 2008 and 2007, respectively. The 2008 expense includes a gain of $5.4 million due to the merger of the NLICA Retirement Plan into the NRP.

See Note 17 for more information on group annuity contracts issued by the Company for various employee benefit plans sponsored by NMIC or its affiliates.

In addition to the NRP, the Company and certain affiliated companies participate in life and health care benefit plans sponsored by NMIC for qualifying retirees. Contributory post-retirement life and health care benefits are generally available to associates, hired prior to and continuously employed since June 1, 2000, for health care benefits, and prior to December 31, 1994, for life benefits, who have attained age 55, and have accumulated 15 years of service with the Company. The associate subsidy for the post-retirement death benefit was capped beginning in 2007. Employer subsidies for retiree life insurance ended as of December 31, 2008. No future employer contributions are anticipated for retiree life insurance and settlement accounting was applied during 2008. Post-retirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and co-insurance. In addition, there are caps on the Company’s contribution to the cost of the post-retirement health care benefits. The Company does not receive a Medicare Part D subsidy from the government. The Company’s policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested in a group annuity contract issued by NLIC and a third-party trust.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

On September 3, 2009, NMIC announced changes to the post-retirement health care benefits available under the health care defined benefit plans. On December 31, 2009, each eligible associate’s current cost-sharing percentage was fixed and, following this date, Company contributions towards the cost of post-retirement health care coverage for eligible associates will be based only on service through December 31, 2009. This modification does not impact former associates receiving Nationwide-sponsored retiree health care benefits prior to January 1, 2010. Additionally, effective January 1, 2010, all associates not considered to be highly compensated employees, as defined by IRC 414, became eligible to receive an annual retiree health care credit up to a maximum of $1,000 per year, not to exceed a maximum lifetime benefit amount of $25,000, which includes any years of cost-sharing service earned by December 31, 2009. The credit is equal to one-third of otherwise unmatched Health Savings Account contributions and/or Nationwide Savings Plan (NSP) 401(a) contributions. No contributions will be made by NMIC if the associate does not make eligible contributions.

The Company’s portion of expense relating to these plans was immaterial for the years ended December 31, 2009, 2008 and 2007.

Defined Contribution Plans

NMIC sponsors the NSP, a defined contribution retirement savings plan (a 401(k) plan) covering substantially all of the Company’s associates. Associates may make salary deferral contributions of up to 80%. Salary deferrals of up to 6% are subject to a 50% Company match. In addition, NMIC sponsors the NLICA Producer’s Pension Plan, a defined contribution money purchase plan, covering statutory employees of NLICA. However, this plan has no active participants, and is in the process of being terminated. The Company’s expense for contributions to these plans was $8.7 million, $6.1 million, and $8.0 million for the years ended December 31, 2009, 2008 and 2007, respectively.

(17)	Related Party Transactions
The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, office space leases, and agreements related to reinsurance, cost sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, the number of full-time employees, commission expense and other methods agreed to by the participating companies.

In addition, Nationwide Services Company, LLC (NSC), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed. For the years ended December 31, 2009, 2008 and 2007, the Company made payments to NMIC and NSC totaling $233.1 million, $285.2 million, and $287.1 million, respectively.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.10 billion and $2.96 billion as of December 31, 2009 and 2008, respectively. Total revenues from these contracts were $143.1 million, $137.9 million and $132.3 million for the years ended December 31, 2009, 2008 and 2007, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances was $115.7 million, $115.6 million, and $110.1 million for the years ended December 31, 2009, 2008 and 2007, respectively. The terms of these contracts are consistent in all material respects with what the Company offers to unaffiliated parties.

The Company leases office space from NMIC. For the years ended December 31, 2009, 2008 and 2007, the Company made lease payments to NMIC of $23.8 million, $21.5 million, and $23.0 million, respectively. In addition, the Company leases office space to an affiliate of NMIC.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC for the years ended December 31, 2009, 2008 and 2007 were $176.8 million, $202.3 million, and $317.6 million, respectively, while benefits, claims and expenses ceded during these years were $196.2 million, $218.9 million, and $348.1 million, respectively.

Funds of Nationwide Funds Group (NFG), an affiliate, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2009 and 2008, customer allocations to NFG funds totaled $23.73 billion and $18.08 billion, respectively. For the years ended December 31, 2009, 2008, and 2007, NFG paid the Company $78.8 million, $76.7 million, and $79.6 million, respectively, for the distribution and servicing of these funds.

The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller repurchases the securities at the original sales price plus interest. As of December 31, 2009 and 2008, the Company had no outstanding borrowings from affiliated entities under such agreements. During 2009, the Company had no outstanding borrowings at any given time. During 2008 and 2007, the most the Company had outstanding at any given time was $151.6 million and $178.2 million, respectively, and the amounts the Company incurred for interest expense on intercompany repurchase agreements during these years were immaterial.

The Company and various affiliates have agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company were $918.7 million and $2.58 billion as of December 31, 2009 and 2008, respectively, and are included in short-term investments on the consolidated balance sheets.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the years ended December 31, 2009, 2008 and 2007 were $48.3 million, $52.7 million, and $59.5 million, respectively.

An affiliate of the Company is currently developing a browser-based policy administration and online brokerage software application for defined benefit plans. In connection with the development of this application, the Company made net payments, which were expensed, to that affiliate related to development totaling $11.2 million, $11.0 million, and $9.4 million for the years ended December 31, 2009, 2008 and 2007, respectively.

The Company entered into a note purchase agreement with an affiliate on November 17, 2006 to purchase $25.0 million of the affiliate’s 5.6% senior notes due November 16, 2016. The notes are secured by certain pledged mortgage servicing rights. The note is payable in seven equal principal installments of $3.8 million, which begin November 6, 2010. Interest is payable semi-annually on each May 16 and November 16.

Through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC, as discussed in more detail in Note 14. Effective October 1, 2002, NLIC began filing a consolidated federal income tax return with NLAIC. Total payments to (from) NMIC were $4.0 million and ($22.5) million during the years ended December 31, 2009 and 2008, respectively. These payments related to tax years prior to deconsolidation. There were no payments during 2007.

During 2009, NLIC received a $20.0 million capital contribution from NFS.

During 2009, NLIC did not pay dividends to NFS. In 2008 and 2007, NLIC paid dividends to NFS totaling $460.5 million, and $612.5 million, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

During 2009, the Company sold, at fair value, commercial mortgage loans with a carrying value of $273.2 million to Nationwide Mutual Insurance Company (NMIC). The sale resulted in a net realized loss of $33.5 million to the Company.

During 2009, the Company sold private equity investments to NMIC for $61.0 million, including the one private equity investment that is considered a VIE (See Note 20). The private equity investments were carried and sold at fair value. No gain or loss was recognized on the sale.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(18)	Contingencies
Legal Matters

The Company is a party to litigation and arbitration proceedings in the ordinary course of its business. It is often not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company does not believe, based on information currently known by management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on the Company’s consolidated financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on the Company’s consolidated financial position or results of operations in a particular period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than the Company.

The financial services industry, including mutual fund, variable annuity, retirement plan, life insurance and distribution companies, has also been the subject of increasing scrutiny on a broad range of issues by regulators, legislators and the media over the past few years. Numerous regulatory agencies, including the SEC, the Financial Industry Regulatory Authority and the New York State Attorney General, have commenced industry-wide investigations on such issues as late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. The Company has responded to information requests and/or subpoenas from the SEC in 2003 and the New York State Attorney General in 2005 in connection with investigations regarding market timing in certain mutual funds offered in insurance products sponsored by the Company. The Company is not aware of any further action on these matters.

In addition, state and federal regulators and other governmental bodies have commenced investigations, proceedings or inquiries relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer. Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, funding agreements issued to back MTN programs, recordkeeping and retention compliance by broker-dealers, and supervision of former registered representatives. Related investigations, proceedings or inquiries may be commenced in the future. The Company and/or its affiliates have been contacted by, self reported or received subpoenas from state and federal regulatory agencies and other governmental bodies, state securities law regulators and state attorneys general for information relating to certain of these investigations, including those relating to compensation, revenue sharing and bidding arrangements, anti-competitive activities, unsuitable sales or replacement practices, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, and funding agreements backing the MTN program. The Company is cooperating with regulators in connection with these inquiries and will cooperate with NMIC in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

A promotional and marketing arrangement associated with the Company’s offering of a retirement plan product and related services in Alabama is under investigation by the Alabama Attorney General, which assumed the investigation from the Alabama Securities Commission. The Company currently expects that any damages paid to settle this matter will not have a material adverse impact on its consolidated financial position. It is not possible to predict what effect, if any, the outcome of this investigation may have on the Company’s retirement plan operations with respect to promotional and marketing arrangements in general in the future.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including mutual fund, retirement plan, life insurance and annuity companies. These proceedings also could affect the outcome of one or more of the Company’s litigation matters. There can be no assurance that any litigation or regulatory actions will not have a material adverse effect on the Company’s consolidated financial position or results of operations in the future.

On September 10, 2009, NRS was named in a lawsuit filed in the Circuit Court for Montgomery County, Alabama entitled Twanna Brown, Individually and on behalf of all other persons in Alabama who are similarly situated, v Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc., Edwin “Mac” McArthur, Steve Walkley, Glenn Parker, Ulysses Lavender, Diana McLain, Randy Hebson, and Robert Wagstaff; and Unknown Defendants A-Z. On January 22, 2010, Brown filed an Amended Complaint alleging in Count One, that all the defendants were involved in a civil conspiracy and seeks to recover actual damages, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. In Count Two, although NRS is not named, it is alleged that the remaining defendants breached their fiduciary duties and seeks actual damages, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. In Count Three, although NRS is not named, the plaintiff seeks declaratory relief that the individual defendants breached their fiduciary duties, seeks injunctive relief permanently removing said defendants from their respective offices in the Alabama State Employees Association (ASEA) and PEBCO and costs and attorneys fees. In Count Four, it alleges that any money Nationwide paid belonged exclusively to ASEA for the use and benefit of its membership at large and not for the personal benefit of the individual defendants. Plaintiff seeks to recover actual damages from the individual defendants, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. On February 5, 2010, the Company filed a motion to dismiss, or in the alternative, a motion to stay the amended complaint. On February 9, 2010, the individual defendants filed a motion to dismiss the amended complaint. On December 13, 2009, the plaintiff filed a motion to consolidate this case with Nationwide Retirement Solutions, Inc. v. Alabama State Personnel Board, PEBCO, Inc. and Alabama State Employees Association. The Company continues to defend this case vigorously.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

On November 20, 2007, NRS and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z. On December 2, 2008, NRS and NLIC were named in an Amended Class Action Complaint filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin, Steven E. Coker, Sandra H. Turner, and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc, Alabama State Employees Association, Inc., PEBCO, Inc. and Fictitious Defendants A to Z claiming to represent a class of all participants in the ASEA Plan, excluding members of the Deferred Compensation Committee, members of the Board of Control, ASEA’s directors, officers and board members, and PEBCO directors, officers and board members. The class period is from November 20, 2001 to the date of trial. In the amended class action complaint, the plaintiffs allege breach of fiduciary duty, wantonness and breach of contract. The amended class action complaint seeks a declaratory judgment, an injunction, an appointment of an independent fiduciary to protect Plan participants, disgorgement of amounts paid, reformation of Plan documents, compensatory damages and punitive damages, plus interest, attorneys’ fees and costs and such other equitable and legal relief to which plaintiffs and class members may be entitled. Also, on December 2, 2008, the plaintiffs filed a motion for preliminary injunction seeking an order requiring periodic payments made by NRS and/or NLIC to ASEA or PEBCO to be held in a trust account for the benefit of Plan participants. On December 16, 2008, the Companies filed their Answer. On April 28, 2009, the court entered an order denying the plaintiffs’ motion for preliminary injunction. NRS and NLIC continue to defend this case vigorously.

On July 11, 2007, NLIC was named in a lawsuit filed in the United States District Court for the Western District of Washington at Tacoma entitled Jerre Daniels-Hall and David Hamblen, Individually and on behalf of All Others Similarly Situated v. National Education Association, NEA Member Benefits Corporation, Nationwide Life Insurance Company, Security Benefit Life Insurance Company, Security Benefit Group, Inc., Security Distributors, Inc., et. al. The plaintiffs seek to represent a class of all current or former National Education Association (NEA) members who participated in the NEA Valuebuilder 403(b) program at any time between January 1, 1991 and the present (and their heirs and/or beneficiaries). The plaintiffs allege that the defendants violated the Employee Retirement Income Security Act of 1974, as amended (ERISA) by failing to prudently and loyally manage plan assets, by failing to provide complete and accurate information, by engaging in prohibited transactions, and by breaching their fiduciary duties when they failed to prevent other fiduciaries from breaching their fiduciary duties. The complaint seeks to have the defendants restore all losses to the plan, restoration of plan assets and profits to participants, disgorgement of endorsement fees, disgorgement of service fee payments, disgorgement of excessive fees charged to plan participants, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. On May 23, 2008, the Court granted the defendants’ motion to dismiss. On June 19, 2008, the plaintiffs filed a notice of appeal. On July 10, 2009, the Court of Appeals heard oral argument. NLIC continues to defend this lawsuit vigorously.

On November 15, 2006, NFS, NLIC and NRS were named in a lawsuit filed in the United States District Court for the Southern District of Ohio entitled Kevin Beary, Sheriff of Orange County, Florida, In His Official Capacity, Individually and On Behalf of All Others Similarly Situated v. Nationwide Life Insurance Co., Nationwide Retirement Solutions, Inc. and Nationwide Financial Services, Inc. The plaintiff sought to represent a class of all sponsors of 457(b) deferred compensation plans in the United States that had variable annuity contracts with the defendants at any time during the class period, or in the alternative, all sponsors of 457(b) deferred compensation plans in Florida that had variable annuity contracts with the defendants during the class period. The class period is from January 1, 1996 until the class notice is provided. The plaintiff alleged that the defendants breached their fiduciary duties by arranging for and retaining service payments from certain mutual funds. The complaint sought an accounting, a declaratory judgment, a permanent injunction and disgorgement or restitution of the service fee payments allegedly received by the defendants, including interest. On January 25, 2007, NFS, NLIC and NRS filed a motion to dismiss. On September 17, 2007, the Court granted the motion to dismiss. On October 1, 2007, the plaintiff filed a motion to vacate judgment and for leave to file an amended complaint. On September 15, 2008, the Court denied the plaintiffs’ motion to vacate judgment and for leave to file an amended complaint. On February 3, 2010, the Sixth Circuit Court of Appeals affirmed the District Court’s dismissal of this case. NFS, NLIC and NRS continue to defend this lawsuit vigorously.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. In the plaintiffs’ sixth amended complaint, filed November 18, 2009, they amended the list of named plaintiffs and claim to represent a class of qualified retirement plan trustees under ERISA that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. On November 6, 2009, the Court granted the plaintiff’s motion for class certification and certified a class of “All trustees of all employee pension benefit plans covered by ERISA which had variable annuity contracts with NFS and NLIC or whose participant’s had individual variable annuity contracts with NFS and NLIC at any time from January 1, 1996, or the first date NFS and NLIC began receiving payments from mutual funds based on a percentage of assets invested in the funds by NFS and NLIC, whichever came first, to the date of November 6, 2009”. Also on November 6, 2009, the Court denied plaintiffs’ motion to strike NFS and NLIC’s counterclaim for breach of fiduciary duty against the Trustees, in the event NFS and NLIC are held to be a fiduciary at trial, and granted H. Grady Chandler’s motion to intervene. On November 23, 2009, NFS and NLIC filed a rule 23(f) petition asking the Second Circuit Court of Appeals to hear an appeal of the District Court’s order granting class certification. On December 2, 2009, NFS and NLIC filed an answer to the 6th Amended Complaint. On January 29, 2010, the Companies filed a motion for class certification against the four named plaintiffs, as trustees of their respective retirement plans and against the trustees of other ERISA retirement plans who become members of the class certified in this lawsuit, for breach of fiduciary duty to the plans because the trustees approved and accepted the advantages of the allegedly unlawful “revenue sharing” payments. NFS and NLIC continue to defend this lawsuit vigorously.

Tax Matters

Management has established tax reserves in accordance with current accounting guidance, which prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. These reserves are reviewed regularly and are adjusted as events occur that management believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations; conclusion of tax audits or substantial agreement on the deductibility/nondeductibility of uncertain items; additional exposure based on current calculations; identification of new issues; release of administrative guidance; or rendering of a court decision affecting a particular tax issue. Management believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.

The separate account dividends received deduction (DRD) is a significant component of the Company’s federal income tax provision. On August 16, 2007, the IRS issued Revenue Ruling 2007-54. This ruling took a position with respect to the DRD that could have significantly reduced the Company’s DRD. The Company believes that the position taken by the IRS in the ruling was contrary to existing law and the relevant legislative history.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

In Revenue Ruling 2007-61, released September 25, 2007, the IRS and the U.S. Department of the Treasury suspended Revenue Ruling 2007-54 and informed taxpayers of their intention to address certain issues in connection with the DRD in future tax regulations. Final tax regulations could impact the Company’s DRD in periods subsequent to their effective date.

The IRS recently completed an audit of the Company’s tax years 2003 through 2005. As a result of this audit, the Company received a Revenue Agent’s Report (RAR) and 30-Day Letter (requiring payment of additional tax due or the preparation of protest to start the appeals process) from the IRS in July 2009. The RAR includes an adjustment to reduce the Company’s DRD for the above tax years resulting in additional tax due of $151.0 million. The Company is currently at appeals on this issue and believes that it will ultimately prevail based on technical merits.

(19)	Guarantees
Since 2002, the Company has sold $696.1 million of credit enhanced equity interests in LIHTC Funds to unrelated third parties. The Company has guaranteed cumulative after-tax yields to the third party investors ranging from 3.75% to 7.75% over periods ending between 2002 and 2025. As of December 31, 2009 and 2008, the Company held guarantee reserves totaling $5.5 million and $5.1 million, respectively, on these transactions. These guarantees are in effect for periods of approximately 15 years each. The LIHTC Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, then the Company must fund any shortfall, which is mitigated by stabilization collateral set aside by the Company at the inception of the transactions. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $985.9 million. The Company does not anticipate making any material payments related to these guarantees.

As of December 31, 2009, the Company did not hold any stabilization reserves as collateral for certain properties owned by the LIHTC Funds, as the LIHTC Funds have met all of the criteria necessary to generate tax credits. Such criteria include completion of construction and the leasing of each unit to a qualified tenant, among others. Properties meeting the necessary criteria are considered to have “stabilized.” The properties are evaluated regularly, and the collateral is released when stabilized. During 2009, the stabilization reserve was not increased and the remainder of the stabilization reserve, $0.8 million, was released into income. In 2008, $0.8 million of the stabilization reserve was released into income.

To the extent there are cash deficits in any specific property owned by the LIHTC Funds, property reserves, property operating guarantees and reserves held by the LIHTC Funds are exhausted before the Company is required to perform under its guarantees. To the extent the Company is ever required to perform under its guarantees, it may recover any such funding out of the cash flow distributed from the sale of the underlying properties of the LIHTC Funds. This cash flow distribution would be paid to the Company prior to any cash flow distributions to unrelated third party investors.

(20)	Variable Interest Entities
In the normal course of business, the Company has relationships with variable interest entities (VIEs). The Company’s VIEs are conduits that assist the Company in structured products transactions involving the sale of LIHTC Funds to third party investors, other structured product issuances, and private equity investments.

The Company considers many factors when determining whether it is (or is not) the primary beneficiary of a VIE. There is a review of the entity’s contract and other deal related information, such as 1) the entity’s equity investment at risk, decision-making abilities, obligations to absorb economic risks and right to receive economic rewards of the entity, 2) whether the contractual or ownership interest in the entity changes with the change in fair value of the entity, and 3) the extent to which, through the variable interest, the Company shares in the entity’s expected losses and residual returns.

The Company was not required to provide financial or other support outside previous contractual requirements to any VIE.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

LIHTC Funds

The Company provides guarantees to limited partners related to the amount of tax credits that will be generated by the funds (see Note 19). The results of operations and financial position of each VIE of which the Company is the primary beneficiary are consolidated along with corresponding noncontrolling interest in the accompanying consolidated financial statements.

The Company had relationships with 19 LIHTC Funds that are considered VIEs as of December 31, 2009 and December 31, 2008, where the Company was the primary beneficiary. Net assets of these consolidated VIEs were $350.6 million and $416.0 million as of December 31, 2009 and December 31, 2008, respectively. The following table summarizes the components of net assets as of December 31:

(in millions)	2009	2008
Other long-term investments	$314.3	$371.1
Short-term investments	16.4	20.9
Other assets	33.8	41.6
Other liabilities	(13.9)	(17.6)
The Company’s total loss exposure from consolidated VIEs was immaterial as of December 31, 2009 and December 31, 2008 (except for the impact of guarantees disclosed in Note 19). Creditors (or beneficial interest holders) of the consolidated VIEs have no recourse to the general credit of the Company.

These LIHTC Funds are financed through the sale of these funds into the secondary market. The proceeds from these sales are used to participate in low-income housing projects that provide tax benefits to the investors.

In addition to the consolidated VIEs described above, the Company holds variable interests in other LIHTC Funds that qualify as VIEs where the Company is not the primary beneficiary. The carrying amount of these unconsolidated VIEs was $110.0 million and $156.3 million as of December 31, 2009 and 2008, respectively. The total exposure to loss on these unconsolidated VIEs was $122.9 million and $179.6 million as of December 31, 2009 and 2008, respectively. The total exposure to loss is determined by adding any unfunded commitments to the carrying amount of the VIEs.

Structured Products

The Company had a relationship with one structured product investment that is considered a VIE as of December 31, 2009 and December 31, 2008, where the Company was the primary beneficiary. Net assets of this consolidated VIE were $9.2 million and $8.9 million as of December 31, 2009 and December 31, 2008, respectively. Creditors (or beneficial interest holders) of the consolidated VIE have no recourse to the general credit of the Company. There are no arrangements that would require the Company to provide financial support to the VIE.

The Company was invested in 7 and 12 structured product investments that are considered VIEs as of December 31, 2009 and 2008, respectively, where the Company is not the primary beneficiary. These structured products are in the form of synthetic collateralized debt obligations and collateralized lease obligations. The carrying amount on these unconsolidated VIEs was $31.8 million and $17.8 million as of December 31, 2009 and 2008, respectively. The total exposure to loss on these unconsolidated VIEs is determined to be the carrying amount of the VIEs.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Private Equity Investments

The Company had a relationship with one private equity investment that is considered a VIE as of December 31, 2008, where the Company was the primary beneficiary. On September 30, 2009, NLIC sold this private equity investment, which had net assets of $14.1 million, to NMIC.

(21)	Segment Information
Management views the Company’s business primarily based on its underlying products and uses this basis to define its four reportable segments: Individual Investments, Retirement Plans, Individual Protection, and Corporate and Other.

The primary segment profitability measure that management uses is pre-tax operating earnings (loss), which is calculated by adjusting income from continuing operations before federal income taxes and discontinued operations to exclude: (1) net realized investment gains and losses, except for operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment, net realized gains and losses related to hedges on GMDB contracts and securitizations); (2) other-than-temporary impairment losses; (3) the adjustment to amortization of DAC and VOBA related to net realized investment gains and losses; and (4) net loss attributable to noncontrolling interest.

Individual Investments

The Individual Investments segment consists of individual annuity products marketed under the The BEST of AMERICA®, Nationwide DestinationSM, and other Nationwide-specific or private label brands. Deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, deferred variable annuity contracts provide the customer with access to a wide range of investment options and asset protection features, while deferred fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods. Immediate annuities differ from deferred annuities in that the initial premium is exchanged for a stream of income for a certain period or for the owner’s lifetime without future access to the original investment. Portfolio income insurance is a form of deferred annuity that provides the income protection features common to today’s variable annuities to owners of specific managed account investments whose assets are outside of the annuity product. The majority of assets and recent sales for the Individual Investments segment consist of deferred variable annuities.

Retirement Plans

The Retirement Plans segment is comprised of the Company’s private and public sector retirement plans business. The private sector primarily includes Internal Revenue Code (IRC) Section 401 fixed and variable group annuity business, and the public sector primarily includes IRC Section 457 and Section 401(a) business in the form of full-service arrangements that provide plan administration and fixed and variable group annuities as well as administration-only business.

Individual Protection

The Individual Protection segment consists of investment life insurance products, including individual variable, COLI and BOLI products; traditional life insurance products; and universal life insurance products. Life insurance products provide a death benefit and generally allow the customer to build cash value on a tax-advantaged basis.

Corporate and Other

The Corporate and Other segment includes the MTN program; structured products business; non-operating realized gains and losses and related amortization, including mark-to-market adjustments on embedded derivatives, net of economic hedges, related to products with living benefits; and other revenues and expenses not allocated to other segments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following tables summarize the Company’s business segment operating results for the years ended December 31:

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2009
Revenues:
Policy charges	$521.9	$93.2	$633.7	$(3.7)	$1,245.1
Premiums	191.2	—	278.5	—	469.7
Net investment income	562.0	679.0	491.8	146.3	1,879.1
Non-operating net realized investment gains1	—	—	—	619.1	619.1
Other-than-temporary impairments losses	—	—	—	(574.6)	(574.6)
Other income2	(168.1)	0.1	0.2	(1.4)	(169.2)

Total revenues	1,107.0	772.3	1,404.2	185.7	3,469.2

Benefits and expenses:
Interest credited to policyholder accounts	393.6	432.5	200.8	73.2	1,100.1
Benefits and claims	247.3	—	537.8	27.0	812.1
Policyholder dividends	—	—	87.0	—	87.0
Amortization of DAC	(1.4)	44.5	158.1	264.4	465.6
Amortization of VOBA and other intangible assets	0.9	8.9	45.0	8.0	62.8
Interest expense	—	—	—	55.3	55.3
Other operating expenses	178.8	150.8	183.9	66.3	579.8

Total benefits and expenses	819.2	636.7	1,212.6	494.2	3,162.7

Income (loss) from continuing operations before federal income tax expense (benefit)	287.8	135.6	191.6	(308.5)	$306.5

Less: non-operating net realized investment gains1	—	—	—	(619.1)
Less: non-operating other-than-temporary impairment losses	—	—	—	574.6
Less: adjustment to amortization related to net realized investment gains and losses	—	—	—	296.5
Less: net loss attributable to noncontrolling interest	—	—	—	52.3

Pre-tax operating earnings (loss)	$287.8	$135.6	$191.6	$(4.2)

Assets as of year end	$48,890.6	$25,034.7	$22,115.1	$2,953.3	$98,993.7

1
Excluding operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to hedges on GMDB contracts and securitizations).

2	Includes operating items discussed above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2008
Revenues:
Policy charges	$602.9	$119.9	$617.7	$—	$1,340.5
Premiums	120.2	—	273.9	—	394.1
Net investment income	530.4	650.7	485.8	197.8	1,864.7
Non-operating net realized investment losses1	—	—	—	(386.8)	(386.8)
Other-than-temporary impairments losses	—	—	—	(1,130.7)	(1,130.7)
Other income2	109.5	0.9	—	(75.6)	34.8

Total revenues	1,363.0	771.5	1,377.4	(1,395.3)	2,116.6

Benefits and expenses:
Interest credited to policyholder accounts	379.1	435.9	196.2	161.4	1,172.6
Benefits and claims	378.5	—	489.4	(11.8)	856.1
Policyholder dividends	—	—	93.1	—	93.1
Amortization of DAC	647.7	40.6	129.9	(126.6)	691.6
Amortization of VOBA and other intangible assets	7.8	1.3	22.1	(0.3)	30.9
Interest expense	—	—	—	61.8	61.8
Other operating expenses	189.9	152.3	191.7	97.7	631.6

Total benefits and expenses	1,603.0	630.1	1,122.4	182.2	3,537.7

(Loss) income from continuing operations before federal income tax expense	(240.0)	141.4	255.0	(1,577.5)	$(1,421.1)

Less: non-operating net realized investment losses1	—	—	—	386.8
Less: non-operating other-than-temporary impairment losses	—	—	—	1,130.7
Less: adjustment to amortization related to net realized investment gains and losses	—	—	—	(139.2)
Less: net loss attributable to noncontrolling interest	—	—	—	72.3

Pre-tax operating (loss) earnings	$(240.0)	$141.4	$255.0	$(126.9)

Assets as of year end	$42,508.1	$22,497.8	$20,360.3	$6,437.4	$91,803.6

1
Excluding operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to hedges on GMDB contracts and securitizations).

2	Includes operating items discussed above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2007
Revenues:
Policy charges	$662.6	$147.3	$574.0	$—	$1,383.9
Premiums	133.3	—	273.7	—	407.0
Net investment income	642.9	655.0	471.2	423.1	2,192.2
Non-operating net realized investment losses1	—	—	—	(36.9)	(36.9)
Other-than-temporary impairments losses	—	—	—	(117.7)	(117.7)
Other income2	3.1	—	—	(4.5)	(1.4)

Total revenues	1,441.9	802.3	1,318.9	264.0	3,827.1

Benefits and expenses:
Interest credited to policyholder accounts	444.3	443.3	192.0	231.4	1,311.0
Benefits and claims	233.5	—	439.0	—	672.5
Policyholder dividends	—	—	83.1	—	83.1
Amortization of DAC	287.1	27.4	93.1	(25.5)	382.1
Amortization of VOBA and other intangible assets	5.3	2.5	40.5	0.2	48.5
Interest expense	—	—	—	70.0	70.0
Other operating expenses	194.8	179.9	187.2	68.9	630.8

Total benefits and expenses	1,165.0	653.1	1,034.9	345.0	3,198.0

Income (loss) from continuing operations before federal income tax expense	276.9	149.2	284.0	(81.0)	$629.1

Less: non-operating net realized investment losses1	—	—	—	36.9
Less: non-operating other-than-temporary impairment losses	—	—	—	117.7
Less: adjustment to amortization related to net realized investment gains and losses	—	—	—	(25.5)
Less: net loss attributable to noncontrolling interest	—	—	—	50.9

Pre-tax operating earnings	$276.9	$149.2	$284.0	$99.0

Assets as of year end	$56,564.4	$27,963.2	$22,874.1	$10,222.0	$117,623.7

1
Excluding periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to hedges on GMDB contracts and securitizations.

2	Includes operating items discussed above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I         Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2009 (in millions)

Column A	Column B	Column C	Column D
Type of investment	Cost	Market value	Amount at which shown in the consolidated balance sheet
Fixed maturity securities available-for-sale:
Bonds:
U.S. Treasury securities and obligations of U.S. Government corporations	$136.7	$151.1	$151.1
U.S. Government agencies	551.3	602.8	602.8
Obligations of states and political subdivisions	567.6	548.9	548.9
Foreign governments	69.9	75.1	75.1
Public utilities	2,487.3	2,598.6	2,598.6
All other corporate	21,290.3	20,773.2	20,773.2

Total fixed maturity securities available-for-sale	25,103.1	24,749.7	24,749.7

Equity securities available-for-sale:
Common stocks:
Banks, trusts and insurance companies	28.2	31.5	31.5
Industrial, miscellaneous and all other	1.1	1.9	1.9
Nonredeemable preferred stocks	19.5	19.2	19.2

Total equity securities available-for-sale	48.8	52.6	52.6

Mortgage loans on real estate, net	6,916.4		6,829.0	1
Real estate, net:
Investment properties	11.4		8.9	2

Total real estate, net	11.4		8.9

Policy loans	1,050.4		1,050.4
Other long-term investments	457.5		457.5
Short-term investments, including amounts managed by a related party	1,003.4		1,003.4

Total investments	$34,591.0		$34,151.5

1
Difference from Column B primarily is attributable to valuation allowances due to impairments on mortgage loans on real estate (see Note 6 to the audited consolidated financial statements), hedges and commitment hedges on mortgage loans on real estate.

2	Difference from Column B primarily results from adjustments for accumulated depreciation.
See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III        Supplementary Insurance Information

As of December 31, 2009, 2008 and 2007 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs	Future policy benefits, losses, claims and loss expenses	Unearned premiums1	Other policy claims and benefits payable1	Premium revenue
2009
Individual Investments	$1,911.5	$10,870.4			$191.2
Retirement Plans	270.6	11,702.4			—
Individual Protection	1,770.0	8,745.3			278.5
Corporate and Other	31.0	1,831.3

Total	$3,983.1	$33,149.4			$469.7

2008
Individual Investments	$1,883.0	$12,476.8			$120.2
Retirement Plans	290.1	11,497.5			—
Individual Protection	1,734.8	8,350.6			273.9
Corporate and Other	615.9	3,389.6			—

Total	$4,523.8	$35,714.5			$394.1

2007
Individual Investments	$2,078.1	$11,316.4			$133.3
Retirement Plans	292.9	10,973.1			—
Individual Protection	1,637.6	8,191.7			273.7
Corporate and Other	87.0	4,973.4			—

Total	$4,095.6	$35,454.6			$407.0

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income2	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs	Other operating expenses2	Premiums written
2009
Individual Investments	$562.0	$640.9	$(1.4)	$179.7
Retirement Plans	679.0	432.5	44.5	159.7
Individual Protection	491.8	825.6	158.1	228.9
Corporate and Other	146.3	100.2	264.4	129.6

Total	$1,879.1	$1,999.2	$465.6	$697.9

2008
Individual Investments	$530.4	$757.6	$647.7	$197.7
Retirement Plans	650.7	435.9	40.6	153.6
Individual Protection	485.8	778.7	129.9	213.8
Corporate and Other	197.8	149.6	(126.6)	159.2

Total	$1,864.7	$2,121.8	$691.6	$724.3

2007
Individual Investments	$642.9	$677.8	$287.1	$200.1
Retirement Plans	655.0	443.3	27.4	182.4
Individual Protection	471.2	714.1	93.1	227.7
Corporate and Other	423.1	231.4	(25.5)	139.1

Total	$2,192.2	$2,066.6	$382.1	$749.3

1	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.

2
Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV        Reinsurance

As of December 31, 2009, 2008 and 2007 and for each of the years then ended (dollars in millions)

Column A	Column B	Column C	Column D	Column E	Column F
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2009
Life insurance in force	$208,484.5	$76,136.2	$8.2	$132,356.5	0.0%

Premiums:
Life insurance1	$549.9	$80.5	$0.3	$469.7	0.1%
Accident and health insurance	212.0	222.7	11.7	1.0	NM

Total	$761.9	$303.2	$12.0	$470.7	2.5%

2008
Life insurance in force	$208,071.0	$75,091.7	$12.3	$132,991.6	0.0%

Premiums:
Life insurance1	$476.8	$83.7	$1.0	$394.1	0.3%
Accident and health insurance	182.9	209.3	26.4	—	NM

Total	$659.7	$293.0	$27.4	$394.1	7.0%

2007
Life insurance in force	$200,600.5	$76,178.6	$14.0	$124,435.9	0.0%

Premiums:
Life insurance1	$497.5	$92.5	$2.0	$407.0	0.5%
Accident and health insurance	289.2	316.8	27.6	—	NM

Total	$786.7	$409.3	$29.6	$407.0	7.3%

1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.
See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V        Valuation and Qualifying Accounts

Years ended December 31, 2009, 2008 and 2007 (in millions)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged (credited) to costs and expenses	Charged to other accounts	Deductions1	Balance at end of period
2009
Valuation allowances - mortgage loans on real estate	$42.4	$84.8	$—	$49.8	$77.4

2008
Valuation allowances - mortgage loans on real estate	$24.8	$20.8	$—	$3.2	$42.4

2007
Valuation allowances - mortgage loans on real estate	$36.0	$1.1	$—	$12.3	$24.8

1	Amounts represent transfers to real estate owned, recoveries and sales to NMIC.
See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

PART C. OTHER INFORMATION

Item 26.                   Exhibits

(a)
Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant – Filed previously with registration statement (333-31725) on July 21, 1997 and hereby incorporated by reference.

(b)	Custodian Agreements - Not Applicable.

(c)
Underwriting or Distribution of contracts between the Depositor and Principal Underwriter – Previously filed with pre-effective amendment number 3 on September 27, 2007 and hereby incorporated by reference.

(d)	The form of the contract –Previously filed with pre-effective amendment number 3 on September 27, 2007 and hereby incorporated by reference.

(e)	The form of the contract application – Previously filed with pre-effective amendment number 3 on September 27, 2007 and hereby incorporated by reference.

(f)	Depositor’s Certificate of Incorporation and By-Laws.

(1)
Amended Articles of Incorporation for Nationwide Life Insurance Company.  Filed previously with initial registration statement (333-164119) on January 4, 2010 as document "exhibitf1.htm" and hereby incorporated by reference.

(2)
Amended and Restated Code of Regulations of Nationwide Life Insurance Company.  Filed previously with initial registration statement (333-164119) on January 4, 2010 as document "exhibitf2.htm" and hereby incorporated by reference.

(3)
Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164119) on January 4, 2010 as document "exhibitf3.htm" and hereby incorporated by reference.

(g)	Form of Reinsurance Contracts - Filed previously with Post-Effective Amendment No. 3 to registration statement (333-46338) and hereby incorporated by reference.

(h)	Form of Participation Agreements –

The following Fund Participation Agreements were previously filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under Exhibit 26(h), and are hereby incorporated by reference.

(1)	Fund Participation Agreement with AIM Variable Insurance Funds, AIM Advisors, Inc., and AIM Distributors dated January 6, 2003, under document "aimfpa99h1.htm"

(2)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc. dated September 15, 2004, as amended, under document "amcentfpa99h2"

(3)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation dated January 27, 2000, as amended, under document "dreyfusfpa99h3.htm"

(4)	Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp. dated April 1, 2006, as amended, under document "fedfpa99h4.htm"

(5)
Fund Participation Agreement with Fidelity Variable Insurance Products Fund dated May 1, 1988, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V, under document "fidifpa99h5.htm"

(6)
Fund Participation Agreement with Fidelity Variable Insurance Products Fund II dated July 15, 1989, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V, under document "fidiifpa99h6.htm"

(7)
Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. dated May 1, 2003; as amended, under document "frankfpa99h8.htm"

(8)	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series, dated December 31, 1999, under document "janusfpa99h9a.htm"

(9)	Amended and Restated Fund Participation Agreement with MFS Variable Insurance Trust and Massachusetts Financial Services Company dated February 1, 2003, as amended, under document "mfsfpa99h11.htm"

(12)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated February 1,2003, as amended, under document "nwfpa99h12a.htm"

(13)
Fund Participation Agreement with Neuberger Berman Advisers Management Trust / Lehman Brothers Advisers Management Trust (formerly, Neuberger Berman Advisers Management Trust) dated January 1, 2006, under document "neuberfpa99h13.htm"

(14)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007, under document "oppenfpa99h14.htm"

(15)
Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc. dated October 1, 2002, as amended, under document "trowefpa99h15.htm"

(16)
Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc., and Morgan Stanley Investment Management, Inc. dated February 1, 2002, as amended, under document "univfpa99h16.htm"

The following Fund Participation Agreements were previously filed on September 27, 2007 with pre-effective amendment number 3 of registration statement (333-137202) under Exhibit 26(h), and are hereby incorporated by reference.  For information regarding payments Nationwide receives from underlying mutual funds, please see the "Information on Underlying Mutual Fund Payments" section of the prospectus and/or the underlying mutual fund prospectuses.

(17)
Fund Participation Agreement (Amended and Restated) with Alliance Capital Management L.P. and Alliance-Bernstein Investment Research and Management, Inc. dated June 1, 2003, as document "alliancebernsteinfpa.htm".

(18)	Fund Participation Agreement with BlackRock (formerly FAM Distributors, Inc. and FAM Variable Series Funds, Inc.) dated April 13, 2004, as amended, as document "blackrockfpa.htm".

(19)	Fund Participation Agreement with Davis Variable Account Fund and Davis Distributors, LLC dated August 7, 2007, as document "davisfpa.htm".

(20)
Fund Participation Agreement with DWS Variable Series II (formerly Scudder Variable Series I, Scudder Variable Series II, Scudder Distributors, Inc. and Deutsche Investment Management Americas, Inc.) dated July 1, 2004, as document "dwsfpa.htm".

(21)
Fund Participation with Legg Mason Partners Variable Portfolio I, Inc. (formerly Salomon Brothers Variable Series Funds Inc. and Salomon Brothers Asset Management Inc. dated September, 1999, as amended, as document "leggmasonfpa.htm".

(22)
Fund Participation Agreement with Lincoln Variable Insurance Products Trust, Lincoln Financial Distributors, Inc., and Lincoln Investment Advisors Corporation dated June 5, 2007, as document "lincolnfpa.htm".

(23)	Fund Participation Agreement with Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC dated December 31, 2002, as amended, as document "lordabbettfpa.htm".

(24)	Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Fund Distributors, LLC dated March 28, 2002, as amended, as document "pimcofpa.htm".

(25)
Fund Participation Agreement with Pioneer Variable Contracts Trust, Pioneer Investment Management, Inc. and Pioneer Fund Distributor, Inc., dated September 27, 2002, as amended, as document "pioneerfpa.htm".

(26)	Fund Participation Agreement with Royce & Associates dated February 14, 2002, as amended, as document "roycefpa.htm".

(27)	Fund Participation Agreement Van Eck Investment Trust, Van Eck Associates Corporation, Van Eck Securities Corporation dated September 1, 1989, as amended, as document "vaneckfpa.htm".

(28)	Fund Participation Agreement with Waddell & Reed Services Company, Waddell & Reed, Inc., and W&R Target Funds, Inc. dated December 1, 2000, as amended, as document "waddellreedfpa.htm".

(29)	Fund Participation Agreement with Wells Fargo Management, LLC, Stephens, Inc. dated November 15, 2004, as amended, as document "wellsfargofpa.htm".

(i)	Administrative Contracts

The following Administrative Agreements were previously filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under Exhibit (i), and are hereby incorporated by reference.

(1)(a)	Administrative Services Agreement with AIM Advisors, Inc. dated July 1, 2005, as amended, under document "aimasa99i1a.htm"

(1)(b)	Financial Support Agreement with AIM Variable Insurance Funds dated July 1, 2005, under document "aimasa99i1b.htm"

(2)
Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc. dated September 15, 2004, as amended.  See Exhibit B for information related to administrative services, under document "amcentasa99i2.htm"

(3)	Restated Administrative Services Agreement with The Dreyfus Corporation dated June 1, 2003, as amended, and 12b-1 letter agreement dated June 1, 2003, as amended, under document "dreyfusasa99i3.htm"

(4)(a)	Dealer Agreement with Federated Securities Corp dated October 26, 2006, under document "fedasa99i4a.htm"

(4)(b)
Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp. dated April 1, 2006, as amended.  See Exhibit B of Fund Participation Agreement for information related to administrative services, under document "fedasa99i4b.htm"

(5)(a)	Administrative Service Agreement with Fidelity Investments Institutional Operations Company, Inc. dated April 1, 2002, as amended, HTML file name "fidiiiasa99i5a.htm"

(5)(b)	Service Contract, with Fidelity Distributors Corporation dated June 18, 2002, as amended, under document "fidiiiasa99i5b.htm" as part of Exhibit 99.

(6)	Administrative Services Agreement with Franklin Templeton Services, LLC dated May 1, 2003, as amended, under document "frankasa99i6.htm"

(7)	Distribution and Shareholder Services Agreement with Janus Distributors, Inc. dated December 31, 1999, under document "janusasa99i7.htm"

(8)
Amended and Restated Fund Participation and Shareholder Services Agreement with MFS Variable Insurance Trust and Massachusetts Financial Service Company dated February 1, 2003, as amended, under document "mfsasa99i9.htm"

(9)
Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated May 2, 2005, as amended.  See Exhibit B and Exhibit E for information related to administrative services, under document "nwasa99i10.htm"

(10)
Fund Participation Agreement with Neuberger Berman Advisers Management Trust / Lehman Brothers Advisers Management Trust (formerly, Neuberger Berman Advisers Management Trust) dated January 1, 2006.  See Exhibit D for information related to administrative services, under document "neuberasa99i11.htm"

(11)	Revenue Sharing Agreement with Oppenheimer Variable Account Funds dated April 13, 2006, under document "oppenasa99i12.htm"

(12)	Administrative Services Letter Agreement with T. Rowe Price Associates, Inc. and T. Rowe Price International, Inc. dated October 1, 2002, as amended, under document "troweasa99i13.htm"

(13)	Administrative Services Agreement with Morgan Stanley Distribution, Inc. (The Universal Institutional Funds, Inc.) dated May 5, 2005, as amended, under document "univasa99i14.htm"

The following Administrative Agreements were previously filed on September 27, 2007 with pre-effective amendment number 3 of registration statement (333-137202) under Exhibit (i), and are hereby incorporated by reference.  For information regarding payments Nationwide receives from underlying mutual funds, please see the "Information on Underlying Mutual Fund Payments" section of the prospectus and/or the underlying mutual fund prospectuses.

(1)	Administrative Services Agreement with Alliance Fund Distributors, Inc. dated June 3, 2003, as document "alliancebernsteinasa.htm".

(2)	Administrative Services Agreement with American Funds Distributors, Inc. and Capital Research and Management Company dated July 20, 2005, as document "americanfundasa.htm".

(3)	Administrative Services Agreement with BlackRock (formerly FAM Variable Series Funds, Inc. and FAM Distributors, Inc.) dated April 13, 2004, as amended, as document "blackrockasa.htm".

(4)	Administrative Service Agreement with Davis Distributors, LLC dated August 7, 2007, as document "davisasa.htm".

(5)
Fund Participation Agreement with DWS Variable Series II (formerly Scudder Variable Series I, Scudder Variable Series II, Scudder Distributors, Inc. and Deutsche Investment Management Americas, Inc.) dated July 1, 2004, as document "dwsfpa.htm".  See Article 2.3 for information on administrative services.

(6)
Administrative Services Agreement with Legg Mason Partners Variable Portfolios I, Inc. (formerly Salomon Brothers Asset Management Inc.) dated September 1999, as amended, as document "leggmasonasa.htm".

(7)(a)	Administrative Services Agreement with Lincoln Investment Advisors Corporation dated June 5, 2007, as document "lincolnasaa.htm".

(7)(b)	Distribution Services Agreement between Nationwide Investment Services Corporation (general distributor) and Lincoln Financial Distributors, Inc. dated June 5, 2007, as document "lincolnasab.htm".

(8)	Administrative Services Agreement with Lord Abbett Series Fund, Inc. dated December 31, 2002, as amended, as document "lordabbettasa.htm".

(9)(a)	Administrative Services Agreement with Pacific Investment Management Company LLC dated March 28, 2002, as amended, as document "pimcoasaa.htm".

(9)(b)	Administrative Services Agreement with PIMCO Variable Insurance Trust dated March 28, 2002, as amended, as document "pimcoasab.htm".

(10)
Fund Participation Agreement with Pioneer Variable Contracts Trust, Pioneer Investment Management, Inc. and Pioneer Fund Distributor, Inc., dated September 27, 2002, as amended, as document "pioneerfpa.htm".  See Schedule B for information on administrative services.

(11)	Administrative Services Agreement with Putnam Retail Management Limited Partnership dated August 1, 2006, as amended, as document "putnamasa.htm".

(12)	Fund Participation Agreement with Royce & Associates dated February 14, 2002, as amended, as document "roycefpa.htm". See Exhibits C and D for information on administrative services.

(13)	Administrative Services Agreement with Van Eck Securities Corporation dated November 3, 1997, as amended, as document "vaneckasa.htm".

(14)	Administrative Services Agreement with Waddell & Reed, Inc. dated December 1, 2000, as amended, as document "waddellreedasa.htm".

(15)	Administrative Services Agreement with Wells Fargo Funds Management, LLC and Stephens, Inc. dated November 15, 2004, as amended, as document "wellsfargoasa.htm".

(j)	Other Material Contracts - Not Applicable.

(k)	Opinion of Counsel – Filed previously with registration statement (333-137202) on September 8, 2006 under document "legalopinion.htm" and hereby incorporated by reference.

(l)	Actuarial Opinion - Not Applicable.

(m)	Calculation - Not Applicable.

(n)	Consent of Independent Registered Public Accounting Firm – Attached hereto.

(o)	Omitted Financial Statements - Not Applicable.

(p)	Initial Capital Agreements - Not Applicable.

(q)	Redeemability Exemption – Attached hereto as document "Item 26q.htm."

(99)	Power of Attorney – Attached hereto.

Item 27.	Directors and Officers of the Depositor

President and Chief Operating Officer and Director	Kirt A. Walker
Executive Vice President and Chief Legal and Governance Officer	Patricia R. Hatler
Executive Vice President-Chief Administrative Officer	Terri L. Hill
Executive Vice President-Chief Human Resources Officer	Gale V. King
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Marketing Officer	James R. Lyski
Executive Vice President-Chief Investment Officer	Gail G. Snyder
Executive Vice President-Finance	Lawrence A. Hilsheimer
Executive Vice President	Mark A. Pizzi
Executive Vice President and Director	Mark R. Thresher
Senior Vice President and Treasurer	Harry H. Hallowell
Senior Vice President-Associate Services	Robert J. Puccio
Senior Vice President-Business Transformation Office	Gregory S. Moran
Senior Vice President-Chief Compliance Officer	Carol Baldwin Moody
Senior Vice President-Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President-Chief Litigation Counsel	Randolph C. Wiseman
Senior Vice President-Chief Risk Officer	Michael W. Mahaffey
Senior Vice President-CIO IT Infrastructure	Robert J. Dickson
Senior Vice President-Customer Insight/Analytic	Paul D. Ballew
Senior Vice President-Customer Relationships	David R. Jahn
Senior Vice President-Division General Counsel	Roger A. Craig
Senior Vice President-Division General Counsel	Thomas W. Dietrich
Senior Vice President-Division General Counsel	Sandra L. Neely
Senior Vice President-Government Relations	Jeffrey D. Rouch
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Human Resources	Kim R. Geyer
Senior Vice President-Individual Investments Business Head	Eric S. Henderson
Senior Vice President-Individual Protection Business Head and Director	Peter A. Golato
Senior Vice President-PCIO Information Technology	Srinivas Koushik
Senior Vice President-NF Marketing	Gordon E. Hecker
Senior Vice President-CIO NF Systems	Susan Gueli
Senior Vice President, Chief Financial Officer – Property and Casualty	Michael P. Leach
Senior Vice President-Distribution and Sales	John L. Carter
Senior Vice President-President – NW Retirement Plans	Anne L. Arvia
Senior Vice President-President-Investment Management Group	Michael S. Spangler
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	W. Kim Austen
Senior Vice President-Human Resources	Kim R. Geyer
Senior Vice President-Marketing Services	Jennifer M. Hanley
Senior Vice President-Property and Casualty Personal Lines Product Pricing	J. Lynn Greenstein
Senior Vice President-Property and Casualty/Farm Product Pricing	James R. Burke
Senior Vice President – Internal Audit	Kai V. Monahan
Senior Vice President	Matthew Jauchius
Vice President – Corporate Governance and Secretary	Robert W. Horner, III
Director	Stephen S. Rasmussen

The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215

Item 28.                 Persons Controlled by or Under Common Control with the Depositor or Registrant.

*	Subsidiaries for which separate financial statements are filed
**	Subsidiaries included in the respective consolidated financial statements
***	Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
****	Other subsidiaries

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
1492 Capital, LLC	Ohio		The company acts as an investment holding company.
1717 Brokerage Services, Inc.	Pennsylvania		The company is a multi-state licensed insurance agency.
AGMC Reinsurance, Ltd.	Turks & Caicos Islands		The company is in the business of reinsurance of mortgage guaranty risks.
ALLIED General Agency Company	Iowa		The company acts as a managing general agent and surplus lines broker for property and casualty insurance products.
ALLIED Group, Inc.	Iowa		The company is a property and casualty insurance holding company.
ALLIED Property and Casualty Insurance Company	Iowa		The company underwrites general property and casualty insurance.
ALLIED Texas Agency, Inc.	Texas		The company acts as a managing general agent to place personal and commercial automobile insurance with Colonial County Mutual Insurance Company for the independent agency companies.
AMCO Insurance Company	Iowa		The company underwrites general property and casualty insurance.
American Marine Underwriters, Inc.	Florida		The company is an underwriting manager for ocean cargo and hull insurance.
Atlantic Floridian Insurance Company	Ohio		The company writes personal lines residential property insurance in the State of Florida.
Freedom Specialty Insurance Company	Ohio		The company operates as a multi-line insurance company.
Audenstar Limited	England		The company is an investment holding company.
Champions of the Community, Inc.	Ohio		The company raises money to enable it to make gifts and grants to charitable organizations.
Colonial County Mutual Insurance Company*	Texas		The company underwrites non-standard automobile and motorcycle insurance and various other commercial liability coverages in Texas.
Crestbrook Insurance Company*	Ohio		The company is an Ohio-based multi-line insurance corporation that is authorized to write personal, automobile, homeowners and commercial insurance.
Depositors Insurance Company	Iowa		The company underwrites general property and casualty insurance.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
DVM Insurance Agency, Inc.	California		The company places pet insurance business not written by Veterinary Pet Insurance Company outside of California with National Casualty Company.
Farmland Mutual Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
Nationwide Better Health, Inc. (fka Future Health Holding Company)	Maryland		The company provides population health management.
Gates, McDonald & Company*	Ohio		The company provides services to employers for managing workers’ and unemployment compensation matters and employee leave administration.
Gates, McDonald & Company of New York, Inc.	New York		The company provides workers’ compensation and self-insured claims administration services to employers with exposure in New York.
GatesMcDonald Health Plus Inc.	Ohio		The company provides medical management and cost containment services to employers.
Insurance Intermediaries, Inc.	Ohio		The company is an insurance agency and provides commercial property and casualty brokerage services.
Life REO Holdings, LLC	Ohio		The company is an investment company.
Lone Star General Agency, Inc.	Texas		The company acts as general agent to market nonstandard automobile and motorcycle insurance for Colonial County Mutual Insurance Company.
National Casualty Company	Wisconsin		The company underwrites various property and casualty coverage, as well as some individual and group accident and health insurance.
National Casualty Company of America, Ltd.	England		This is a limited liability company organized for the purpose of carrying on the business of insurance, reinsurance, indemnity, and guarantee of various kinds. The company is currently inactive.
Nationwide Advantage Mortgage Company*	Iowa		The company makes residential mortgage loans.
Nationwide Affinity Insurance Company of America*	Ohio		The company is a property and casualty insurer that writes personal lines business.
Nationwide Agribusiness Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
Nationwide Arena, LLC*	Ohio		The purpose of the company is to develop Nationwide Arena and to engage in related development activity.
Nationwide Asset Management Holdings	England and Wales		The company operates as an investment holding company.
Nationwide Asset Management, LLC	Ohio		The company provides investment advisory services as a registered investment advisor to affiliated and non-affiliated clients.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Assurance Company	Wisconsin		The company underwrites non-standard automobile and motorcycle insurance.
Nationwide Bank*	United States
This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan Act of 1933.

Nationwide Better Health Holding Company (fka Nationwide Better Health, Inc.)	Ohio		The company provides health management services.
Nationwide Cash Management Company	Ohio		The company buys and sells investment securities of a short-term nature as the agent for other corporations, foundations and insurance company separate accounts.
Nationwide Community Development Corporation, LLC	Ohio		The company holds investments in low-income housing funds.
Nationwide Corporation	Ohio		The company acts primarily as a holding company for entities affiliated with Nationwide Mutual Insurance.
Nationwide Emerging Managers, LLC	Delaware		The company acquires and holds interests in registered investment advisors and provides investment management services.
Nationwide Exclusive Agent Risk Purchasing Group, LLC	Ohio		The company’s purpose is to provide a mechanism for the purchase of group liability insurance for insurance agents operating nationwide.
Nationwide Financial Assignment Company	Ohio		The company is an administrator of structured settlements.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware		The company is an insurance agency.
Nationwide Financial Services Capital Trust	Delaware		The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust.
Nationwide Financial Services, Inc.*	Delaware		The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute long-term savings and retirement products.
Nationwide Financial Structured Products, LLC	Ohio		The company captures and reports the results of the structured products business unit.
Nationwide Foundation*	Ohio		The company contributes to non-profit activities and projects.
Nationwide Fund Advisors (fka Gartmore Mutual Fund Capital Trust)	Delaware		The trust acts as a registered investment advisor.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Fund Distributors LLC (successor to Gartmore Distribution Services, Inc.)	Delaware		The company is a limited purpose broker-dealer.
Nationwide Fund Management LLC (successor to Gartmore Investors Services, Inc.)	Delaware		The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide General Insurance Company	Ohio		The company transacts a general insurance business, except life insurance, and primarily provides automobile and fire insurance to select customers.
Nationwide Global Funds	Luxembourg
The exclusive purpose of the Company is to invest the funds available to it in transferable securities and other assets permitted by law with the aim of spreading investment risks and affording its shareholders the results of the management of its assets.

Nationwide Global Holdings, Inc.	Ohio		The company is a holding company for the international operations of Nationwide.
Nationwide Global Ventures, Inc.	Delaware		The company acts as a holding company.
Nationwide Indemnity Company*	Ohio		The company is involved in the reinsurance business by assuming business from Nationwide Mutual Insurance Company and other insurers within the Nationwide insurance organization.
Nationwide Insurance Company of America	Wisconsin		The company is an independent agency personal lines underwriter of property and casualty insurance.
Nationwide Insurance Company of Florida*	Ohio		The company transacts general insurance business, except life insurance.
Nationwide International Underwriters	California		The company is a special risks, excess and surplus lines underwriting manager.
Nationwide Investment Advisors, LLC	Ohio		The company provides investment advisory services.
Nationwide Investment Services Corporation**	Oklahoma
This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.

Nationwide Life and Annuity Insurance Company**	Ohio		The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide Life Insurance Company*	Ohio		The company provides individual life insurance, group life and health insurance, fixed and variable annuity products and other life insurance products.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Lloyds	Texas		The company markets commercial and property insurance in Texas.
Nationwide Mutual Capital, LLC	Ohio		The company acts as a private equity fund investing in companies for investment purposes and to create strategic opportunities for Nationwide.
Nationwide Mutual Capital I, LLC*	Delaware		The business of the company is to achieve long term capital appreciation through a portfolio of primarily domestic equity investments in financial service and related companies.
Nationwide Mutual Fire Insurance Company	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Mutual Insurance Company*	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Private Equity Fund, LLC	Ohio		The company invests in private equity funds.
Nationwide Property and Casualty Insurance Company	Ohio		The company engages in a general insurance business, except life insurance.
Nationwide Property Protection Services, LLC	Ohio		The company provides alarm systems and security guard services.
Nationwide Realty Services, Ltd.	Ohio		The company provides relocation services for associates.
Nationwide Realty Investors, Ltd.*	Ohio		The company is engaged in the business of developing, owning and operating real estate and real estate investment.
Nationwide Retirement Solutions, Inc.*	Delaware		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Arizona	Arizona		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio	Ohio		The company provides retirement products, marketing, education and administration to public employees.
Nationwide Retirement Solutions, Inc. of Texas	Texas		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Insurance Agency, Inc.	Massachusetts		The company markets and administers deferred compensation plans for public employees.
Nationwide SA Capital Trust	Delaware		The trust acts as a registered investment advisor.
Nationwide Sales Solutions, Inc.	Iowa		The company engages in the direct marketing of property and casualty insurance products.
Nationwide Securities, LLC	Delaware		The company is a registered broker-dealer and provides investment management and administrative services.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Separate Accounts, LLC	Delaware		The company has deregistered as an investment advisor and acts as a holding company.
Nationwide Services Company, LLC	Ohio		The company performs shared services functions for the Nationwide organization.
Newhouse Capital Partners, LLC	Delaware		The company is an investment holding company.
Newhouse Capital Partners II, LLC	Delaware		The company is an investment holding company.
NF Reinsurance Ltd.*	Bermuda		The company serves as a captive reinsurer for Nationwide Life Insurance Company’s universal life, term life and annuity business.
NFS Distributors, Inc.	Delaware		The company acts primarily as a holding company for Nationwide Financial Services, Inc.’s distribution companies.
NMC CPC WT Investment, LLC	Delaware		The business of the company is to hold and exercise rights in a specific private equity investment.
NWD Asset Management Holdings, Inc.	Delaware		The company is an investment holding company.
NWD Investment Management, Inc.	Delaware		The company acts as a holding company and provides other business services for the NWD Investments group of companies.
NWD Management & Research Trust	Delaware		The company acts as a holding company for the NWD Investments group of companies and as a registered investment advisor.
NWD MGT, LLC	Delaware
The company is a passive investment holder in Newhouse Special Situations Fund I, LLC for the purpose of allocation of earnings to the NWD Investments management team as it relates to the ownership and management of Newhouse Special Situations Fund I, LLC.

Pension Associates, Inc.	Wisconsin		The company provides pension plan administration and record keeping services, and pension plan and compensation consulting.
Premier Agency, Inc.	Iowa		The company is an insurance agency.
Privilege Underwriters, Inc.	Florida		The company acts as a holding company for the PURE Group of insurance companies.
Privilege Underwriters, Reciprocal Exchange	Florida		The company acts as a reciprocal insurance company.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Pure Insurance Company	Florida		The company acts as a captive reinsurance company.
Pure Risk Management, LLC	Florida		The company acts as an attorney-in-fact for Privilege Underwriters Reciprocal Exchange.
Registered Investment Advisors Services, Inc.	Texas		The company is a technology company that facilitates third-party money management services for registered investment advisors.
Retention Alternatives, Ltd.*	Bermuda		The company is a captive insurer and writes first dollar insurance policies in workers’ compensation, general liability and automobile liability for its affiliates in the United States.
Riverview International Group, Inc.	Delaware		The company is an insurance company.
RP&C International, Inc.	Ohio		The company is an investment-banking firm that provides specialist advisory services and innovative financial solutions to public and private companies internationally.
Scottsdale Indemnity Company	Ohio		The company is engaged in a general insurance business, except life insurance.
Scottsdale Insurance Company	Ohio		The company primarily provides excess and surplus lines of property and casualty insurance.
Scottsdale Surplus Lines Insurance Company	Arizona		The company provides excess and surplus lines coverage on a non-admitted basis.
THI Holdings (Delaware), Inc.*	Delaware		The company acts as a holding company for subsidiaries of the Nationwide group of companies.
Titan Auto Insurance of New Mexico, Inc.	New Mexico		The company is an insurance agency that operates employee agent storefronts.
Titan Indemnity Company	Texas		The company is a multi-line insurance company and is operating primarily as a property and casualty insurance company.
Titan Insurance Company	Michigan		The company is a property and casualty insurance company.
Titan Insurance Services, Inc.	Texas		The company is a Texas grandfathered managing general agency.
Veterinary Pet Insurance Company*	California		The company provides pet insurance.
Victoria Automobile Insurance Company	Indiana		The company is a property and casualty insurance company.
Victoria Fire & Casualty Company	Ohio		The company is a property and casualty insurance company.
Victoria National Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Select Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Specialty Insurance Company	Ohio		The company is a property and casualty insurance company.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
VPI Services, Inc.	California		The company operates as a nationwide pet registry service for holders of Veterinary Pet Insurance Company policies, including pet indemnification and a lost pet recovery program.
Western Heritage Insurance Company	Arizona		The company underwrites excess and surplus lines of property and casualty insurance.
Whitehall Holdings, Inc.	Texas		The company acts as a holding company for the Titan group of agencies.
W.I. of Florida (d.b.a. Titan Auto Insurance)	Florida		The company is an insurance agency and operates as an employee agent storefront for Titan Indemnity Company in Florida.

	COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
*	MFS Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Multi-Flex Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-A	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-B	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-C	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-D	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-II	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-3	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-4	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-5	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-6	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-7	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-8	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-9	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-10	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-11	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-12	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-13	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-14	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-15	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-16	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-17	Ohio		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account 1	Pennsylvania		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account A	Delaware		Issuer of Annuity Contracts
	Nationwide VL Separate Account-A	Ohio		Issuer of Life Insurance Policies
	Nationwide VL Separate Account-B	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-C	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-D	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-G	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-2	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-3	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-4	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-5	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-6	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-7	Ohio		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account 1	Pennsylvania		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account A	Delaware		Issuer of Life Insurance Policies

NATIONWIDE®

FARMLAND MUTUAL INSURANCE COMPANY
Guaranty Fund Certificate
Casualty IA
NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY) OH
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE) OH
NATIONWIDE INSURANCE FOUNDATION
MEMBERSHIP NONPROFIT CORPORATION OH
CHAMPIONS OF THE COMMUNITY, INC.
NONPROFIT CORPORATION OH
NATIONWIDE CORPORATION
Common Stock: 13,642,432 Shares
Casualty–95.2% Fire–4.8% (See Page 2) OH
RETENTION ALTERNATIVES, LTD.
Common Stock:120,000Shares
Fire–100% BER
ALLIED GROUP, INC. (AGI)
Common Stock 850 Shares
Casualty–100% IA
SCOTTSDALE INSURANCE COMPANY (SIC)
Common Stock:30,136 Shares
Casualty–100% OH
THI HOLDINGS DELAWARE, INC. (THI)
Common Stock:100 Shares
Casualty-100% DE
ATLANTIC FLORIDIAN INSURANCE COMPANY
Common Stock:5,000 Shares
Casualty–100% OH
CRESTBROOK INSURANCE COMPANY
Common Stock:52,000 Shares
Casualty–100% OH
NATIONAL CASUALTY COMPANY (NC)
Common Stock: 100 Shares
Casualty–100% WI
NCC OF AMERICA, LTD. (INACTIVE)
Common Stock:300,000Shares
NC–100% G.B.
NATIONWIDE AFFINITY INSURANCE COMPANY OF AMERICA
Common Stock:500,000Shares
Casualty–100% OH
NATIONWIDE AGRIBUSINESS INSURANCE COMPANY
Common Stock:949,992Shares
Casualty–100%
Other Capital:
Casualty–Pfd. IA
NATIONWIDE ASSURANCE COMPANY (ASSURANCE)
Common Stock:1,750 Shares
Casualty–100% WI
NATIONWIDE GENERAL INSURANCE COMPANY
Common Stock:20,000Shares
Casualty–100% OH
NATIONWIDE INDEMNITY COMPANY (NW INDEMNITY)
Common Stock:28,000 Shares
Casualty–100% OH
NATIONWIDE INSURANCE COMPANY OF FLORIDA
Common Stock:10,000Shares
Casualty–100% OH
NATIONWIDE LLOYDS
A TEXAS LLOYDS TX
NATIONWIDE PROPERTY AND CASUALTY INSURANCE COMPANY
Common Stock:60,000Shares
Casualty–100% OH
SCOTTSDALE INDEMNITY COMPANY
Common Stock:50,000Shares
Casualty–100% OH
AMERICAN MARINE UNDERWRITERS, INC.
Common Stock: 20 Shares
Casualty–100% FL
INSURANCE INTERMEDIARIES, INC. (III)
Common Stock:1,615 Shares
Casualty–100% OH
NATIONWIDE EXCLUSIVE AGENT RISK PURCHASING GROUP, LLC
III-100% OH
LONE STAR GENERAL AGENCY, INC.
Common Stock:1,000 Shares
Casualty–100% TX
COLONIAL COUNTY MUTUAL INSURANCE COMPANY
Surplus Debentures:
Assurance
Lone Star TX
NATIONWIDE REALTY SERVICES, LTD.
Single Member Limited Liability Company
Casualty–100% OH
NATIONWIDE ARENA LLC
Casualty–90% OH
NATIONWIDE MUTUAL CAPITAL, LLC (Mutual Cap)
Single Member Limited Liability Company
Casualty–100% OH
NATIONWIDE MUTUAL CAPITAL 1, LLC (NMC)
Class A Units
Mutual Cap–99.85% DE
NMC CPC WT INVESTMENT, LLC
Class A Units
NMC - 100%
Class B Units
None
Class C Units
NMC 100% DE
NATIONWIDE PRIVATE EQUITY FUND, LLC
Casualty–100% OH
NATIONWIDE SERVICES COMPANY, LLC (NSC)
Single Member Limited Liability Company
Casualty–100% OH
NATIONWIDE PROPERTY PROTECTION SERVICES, LLC.
NSC–100% OH
NATIONWIDE REALTY INVESTORS, LTD
Casualty–95%
NW Indemnity–5% OH
NATIONWIDE ASSET MANAGEMENT, LLC
Casualty–100% OH
NATIONWIDE CASH MANAGEMENT COMPANY
Common Stock: 100 Shares
Casualty–100% OH
1492 CAPITAL, LLC (1492)
Casualty–100% OH
PRIVILEGE UNDERWRITERS, INC. (PUI)
1492–22.7% FL
PURE RISK MANAGEMENT, LLC (PRM)
PUI–100% FL
PURE INSURANCE COMPANY
PUI–100% FL
PRIVILEGE UNDERWRITERS RECIPROCAL EXCHANGE FL
ALLIED PROPERTY AND CASUALTY INSURANCE COMPANY (ALLIED P & C)
Common Stock:300,000Shares
AGI–100% IA
AMCO INSURANCE COMPANY (AMCO)
Common Stock:300,000 Shares
AGI–100% IA
ALLIED GENERAL AGENCY COMPANY
Common Stock:5,000 Shares
AMCO–100% IA
ALLIED TEXAS AGENCY, INC.
Common Stock:1,000 Shares
AMCO–100% TX
DEPOSITORS INSURANCE COMPANY (DEPOSITORS)
Common Stock:300,000Shares
AGI–100% IA
NATIONWIDE INSURANCE COMPANY OF AMERICA
Common Stock:12,500 Shares
AGI–100% WI
PREMIER AGENCY, INC.
Common Stock:100,000Shares
AGI–100% IA
NATIONWIDE SALES SOLUTIONS, INC.
Common Stock:20,000 Shares
AGI-100% IA
NATIONWIDE ADVANTAGE MORTGAGE COMPANY (NAMC)
Common Stock:333,837 Shares
AMCO –87.3%
Allied P&C–8.47%
Depositors –4.23% IA
AGMC REINSURANCE, LTD.
Common Stock:11,000 Shares
NAMC–100% T & C
SCOTTSDALE SURPLUS LINES INSURANCE COMPANY
Common Stock:10,000 Shares
SIC–100% AZ
WESTERN HERITAGE INSURANCE COMPANY
Common Stock:4,776,076Shares
SIC–100% AZ
FREEDOM SPECIALTY INSURANCE COMPANY
Common Stock:250,000 Shares
SIC–100% OH
VETERINARY PET INSURANCE CO. (VPI)
Common Stock:6,985,387Shares
SIC–100% CA
DVM INSURANCE AGENCY, INC.
VPI–100% CA
V.P.I. SERVICES INC.
VPI–100% CA
TITAN INDEMNITY COMPANY (TITAN)
Common Stock:4,319,951Shares
THI-100% TX
TITAN INSURANCE COMPANY (TITAN INSURANCE)
Common Stock:1,000,000Shares
Titan-100% MI
WHITEHALL HOLDINGS, INC. (WHITEHALL)
Common Stock:1,000 Shares
THI-100% TX
TITAN AUTO INSURANCE OF NEW MEXICO, INC.
Common Stock: 1,000 Shares
Whitehall-100% NM
WI OF FLORIDA, INC.
Common Stock: 100 Shares
Whitehall-100% FL
TITAN INSURANCE SERVICES, INC. (TITAN SERVICES)
Common Stock: 1 Share
Whitehall-100% TX
VICTORIA FIRE & CASUALTY COMPANY (VICTORIA FIRE)
Common Stock: 1,500 Shares
THI-100% OH
VICTORIA AUTOMOBILE INSURANCE COMPANY
Common Stock: 1,500 Shares
Victoria Fire-100% IN
VICTORIA NATIONAL INSURANCE COMPANY
Common Stock: 1,000 Shares
Victoria Fire-100% OH
VICTORIA SELECT INSURANCE COMPANY
Common Stock: 1,000 Shares
Victoria Fire-100% OH
VICTORIA SPECIALTY INSURANCE COMPANY
Common Stock: 1,000 Shares
Victoria Fire-100% OH
Subsidiary Companies — Solid Line
Contractual Association = Double Line
Limited Liability Company - - Dotted Line
March 31, 2010
Page 1

(Casualty, Fire and insurance related subsidiaries)

NATIONWIDE®

FARMLAND MUTUAL INSURANCE COMPANY
Guaranty Fund Certificate
Casualty
IA
NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY)
(See Page 1)
OH
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE)
(See Page 1)
OH
NATIONWIDE CORPORATION (NW CORP)
Common Stock: 13,642,432 Shares
Casualty–95.2%
Fire–4.8%
OH
NATIONWIDE GLOBAL HOLDINGS, INC. (NGH)
Common Stock: 1 Share
NW Corp.–100%
OH
NWD MANAGEMENT & RESEARCH TRUST (NWD Manage)
NW Corp.–100%
DE
NATIONWIDE ASSET MANAGEMENT HOLDINGS
NWD Manage – 99.99%
Corp. – .01%
G.B.
AUDENSTAR LIMITED (AL)
NWD Manage – 100%
G.B.
RIVERVIEW INTERNATIONAL GROUP, INC. (RIG)
NWD Manage – 79%
AL – 21%
DE
NATIONWIDE SA CAPITAL TRUST (NSA)
DELAWARE BUSINESS TRUST
DE
NWD INVESTMENT MANAGEMENT, INC. (NWD Invest)
Common Stock: 958,750 Shares
NWD Manage–100%
Preferred Stock: 500,000 Shares
NWD Manage–100%
DE
NEWHOUSE CAPITAL PARTNERS, LLC
NWD Invest –1%
Casualty–70%
Fire–10%
DE
NATIONWIDE SEPARATE ACCOUNTS, LLC
NSA–100%
DE
NATIONWIDE EMERGING MANAGERS, LLC (NEM)
NSA–100%
DE
NWD ASSET MANAGEMENT HOLDINGS, INC. (NAMHI)
NSA–100%
DE
NATIONWIDE GLOBAL VENTURES, INC. (NGV)
NAMHI–100%
DE
NEWHOUSE CAPITAL PARTNERS II, LLC
NGV–99%
DE
NWD MGT LLC (NWDMGT)
NAMHI - 100%
DE
NATIONWIDE GLOBAL FUNDS
LUXEMBOURG SICAV
LUX
NATIONWIDE BETTER HEALTH HOLDING COMPANY (NBHH)
Common Stock: 100 Shares
NW Corp–100%
OH
NATIONWIDE BETTER HEALTH, INC.
NBHH–100%
MD
GATES, MCDONALD & COMPANY (GATES)
Common Stock: 254 Shares
NBHH –100%
OH
GATES MCDONALD & COMPANY OF NEW YORK, INC.
Common Stock: 3 Shares
Gates–100%
NY
GATES MCDONALD HEALTH PLUS, INC.
Common Stock: 200 Shares
Gates–100%
OH
NATIONWIDE FINANCIAL SERVICES, INC. (NFS)
Common Stock: 91,778,717 Shares
NW Corp.–100%
DE
NATIONWIDE LIFE INSURANCE COMPANY (NW LIFE)
Common Stock: 3,814,779 Shares
NFS-100%
OH
NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY (NLAIC)
Common Stock: 66,000 Shares
NW Life -100%
OH
NATIONWIDE INVESTMENT SERVICES CORPORATION
Common Stock: 5,000 Shares
NW Life -100%
OK
NATIONWIDE FINANCIAL ASSIGNMENT COMPANY
Common Stock: 100 Shares
NW Life-100%
OH
NATIONWIDE COMMUNITY DEVELOPMENT CORP., LLC
Units:
NW Life-67%
NW Indemnity-33%
OH
NATIONWIDE INVESTMENT ADVISORS, LLC
NW Life-100%
OH
LIFE REO HOLDINGS, LLC
NW Life-100%
OH
NATIONWIDE FINANCIAL SERVICES CAPITAL TRUST
Preferred Stock:
NFS-100%
DE
NF REINSURANCE, LTD
Common Stock: 250,000 Shares
NFS–100%
BER
NATIONWIDE FUND ADVISORS
Common Stock: 250,000 Shares
DELAWARE BUSINESS TRUST
DE
REGISTERED INVESTMENT ADVISORS SERVICES, INC.
NFS-100%
TX
NATIONWIDE BANK
Common Stock: 2,800,000 Shares
NFS-100%
FED
NATIONWIDE FINANCIAL STRUCTURED PRODUCTS, LLC
NFS-100%
OH
PENSION ASSOCIATES, INC.
Common Stock: 1,000 Shares
NFS-100%
WI
NATIONWIDE RETIREMENT SOLUTIONS, INC. (NRS)
Common Stock: 236,494 Shares
NFSDI-100%
DE
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF ARIZONA
Common Stock: 1,000 Shares
NRS-100%
AZ
NATIONWIDE RETIREMENT SOLUTIONS, INS. AGENCY, INC.
Common Stock: 1,000 Shares
NRS-100%
MA
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF OHIO
Common Stock: 100 Shares
OH
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF TEXAS
Common Stock: 1,000 Shares
TX
NFS DISTRIBUTORS, INC. (NFSDI)
Common Stock: 100 Shares
NFS-100%
DE
NATIONWIDE FUND MANAGEMENT LLC
Common Stock: 5 Shares
NFSDI–100%
DE
NATIONWIDE FUND DISTRIBUTORS LLC
Common Stock: 10,000 Shares
NFSDI–100%
DE
NATIONWIDE FINANCIAL INSTITUTION DISTRIBUTORS AGENCY, INC. (NFIDAI)
Common Stock: 1,000 Shares
NFSDI-100%
DE
NATIONWIDE SECURITIES, LLC
NFSDI - 100%
DE
1717 BROKERAGE SERVICES, INC. (BSI)
Common Stock: 1,000 Shares
NFSDI - 100%
PA

Subsidiary Companies — Solid Line
Contractual Association = Double Line
Limited Liability Company - - Dotted Line

(Nationwide Corp. subsidiaries)

March 31, 2010

Page 2

Item 29.	Indemnification

Ohio's General Corporation Law expressly authorizes and Nationwide's Amended and Restated Code of Regulations provides for indemnification by Nationwide of any person who, because such person is or was a director, officer or employee of Nationwide was or is a party; or is threatened to be made a party to:

o	any threatened, pending or completed civil action, suit or proceeding;

o	any threatened, pending or completed criminal action, suit or proceeding;

o	any threatened, pending or completed administrative action or proceeding;

o	any threatened, pending or completed investigative action or proceeding.

The indemnification will be for actual and reasonable expenses, including attorney's fees, judgments, fines and amounts paid in settlement by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the Ohio's General Corporation Law.

Although Nationwide is of the opinion that the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding is permitted, Nationwide has been informed that in the opinion of the Securities and Exchange Commission the indemnification of directors, officers or persons controlling Nationwide for liabilities arising under the Securities Act of 1933 ("Act") is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities is asserted by a director, officer or controlling person in connection with the securities being registered, the registrant will submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act. Nationwide and the directors, officers and/or controlling persons will be governed by the final adjudication of such issue.  Nationwide will not be required to seek the court's determination if, in the opinion of Nationwide's counsel, the matter has been settled by controlling precedent.

Item 30.                 Principal Underwriter

(a)	Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-D
Multi-Flex Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account	Nationwide VLI Separate Account-2
Nationwide Variable Account-II	Nationwide VLI Separate Account-3
Nationwide Variable Account-3	Nationwide VLI Separate Account-4
Nationwide Variable Account-4	Nationwide VLI Separate Account-5
Nationwide Variable Account-5	Nationwide VLI Separate Account-6
Nationwide Variable Account-6	Nationwide VLI Separate Account-7
Nationwide Variable Account-7	Nationwide VL Separate Account-C
Nationwide Variable Account-8	Nationwide VL Separate Account-D
Nationwide Variable Account-9	Nationwide VL Separate Account-G
Nationwide Variable Account-10	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-11	Nationwide Provident VA Separate Account A
Nationwide Variable Account-12	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-13	Nationwide Provident VLI Separate Account A
Nationwide Variable Account-14
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
Nationwide VA Separate Account-C

(b)	Directors and Officers of NISC:

President	Robert O. Cline
Senior Vice President, Treasurer and Director	James D. Benson
Vice President-Chief Compliance Officer	James J. Rabenstine
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President-Financial Systems & Treasury Services and Assistant Treasurer	Terry C. Smetzer
Associate Vice President	John J. Humphries, Jr.
Assistant Secretary	Mark E. Hartman
Director	John L. Carter
Director	Eric S. Henderson

The business address of the Directors and Officers of Nationwide Investment Services Corporation is:
One Nationwide Plaza, Columbus, Ohio 43215

(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A

Item 31.                 Location of Accounts and Records

      Timothy G. Frommeyer
                              Nationwide Life Insurance Company
                              One Nationwide Plaza
                              Columbus, OH  43215

Item 32.                 Management Services

      Not Applicable.

Item 33.	Fee Representation

Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES
As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VLI SEPARATE ACCOUNT-4, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Columbus, and State of Ohio, on this 15 th   day of April , 2010 .

NATIONWIDE VLI SEPARATE ACCOUNT-4
(Registrant)

NATIONWIDE LIFE INSURANCE COMPANY
(Depositor)

By: /s/ TIMOTHY D. CRAWFORD
Timothy D. Crawford

As required by the Securities Act of 1933, the Registration Statement has been signed by the following persons in the capacities indicated on this 15 th   day of April , 2010 .

KIRT A. WALKER
Kirt A. Walker, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
PETER GOLATO
Peter Golato, Senior Vice President-Individual Protection Business Head and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director

BY /s/TIMOTHY D. CRAWFORD
Timothy D. Crawford
Attorney in Fact